Schedule of Investments PIMCO All Asset Portfolio	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 100.1%
MUTUAL FUNDS (a) 99.5%
PIMCO All Asset: Multi-RAE PLUS Fund	3,574,170	$36,421
PIMCO All Asset: Multi-Real Fund	3,473,318	31,711
PIMCO Emerging Markets Currency and Short-Term Investments Fund	944,954	6,794
PIMCO Emerging Markets Local Currency and Bond Fund	1,655,093	9,517
PIMCO Extended Duration Fund	199,520	2,674
PIMCO High Yield Fund	807,038	6,440
PIMCO High Yield Spectrum Fund	168,830	1,541
PIMCO Income Fund	235,323	2,518
PIMCO International Bond Fund (U.S. Dollar-Hedged)	814,882	8,027
PIMCO Investment Grade Credit Bond Fund	134,361	1,216
PIMCO Long Duration Total Return Fund	423,986	3,070
PIMCO Long-Term Real Return Fund	169,708	2,059
PIMCO Long-Term U.S. Government Fund	284,025	4,050
PIMCO Low Duration Fund	2,455,351	22,859
PIMCO RAE Emerging Markets Fund	590,257	6,145
PIMCO RAE Fundamental Advantage PLUS Fund	859,765	6,912
PIMCO RAE International Fund	268,598	2,143
PIMCO RAE PLUS EMG Fund	239,647	1,668
PIMCO RAE PLUS International Fund	222,346	1,645
PIMCO RAE U.S. Fund	161,711	2,126
PIMCO RAE U.S. Small Fund	188,657	1,970
PIMCO RAE Worldwide Long/Short PLUS Fund	871,442	7,041
PIMCO Real Return Fund	257,413	2,667
PIMCO RealEstateRealReturn Strategy Fund	106,044	2,824
PIMCO Total Return Fund	1,801,495	15,637
PIMCO TRENDS Managed Futures Strategy Fund	699,085	6,970

Total Mutual Funds (Cost $188,226)		196,645

SHORT-TERM INSTRUMENTS 0.6%
MUTUAL FUNDS 0.6%
PIMCO Government Money Market Fund 4.470% (b)	1,183,561	1,184

Total Short-Term Instruments (Cost $1,184)		1,184

Total Investments in Affiliates (Cost $189,410)		197,829

Total Investments 100.1% (Cost $189,410)		$197,829
Other Assets and Liabilities, net (0.1)%		(235)

Net Assets 100.0%		$197,594

Schedule of Investments PIMCO All Asset Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)				Institutional Class Shares of each Fund.
(b)				Coupon represents a 7-Day Yield.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Mutual Funds	$196,645	$0	$0	$196,645
Short-Term Instruments
Mutual Funds	1,184	0	0	1,184

Total Investments	$197,829	$0	$0	$197,829

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances substantially all or a significant portion of its assets in the least expensive class of shares of any actively managed or smart beta funds (including mutual funds or exchange-traded funds) of PIMCO Funds, PIMCO ETF Trust or PIMCO Equity Series, each an affiliated open-end investment company (collectively, “Underlying PIMCO Funds”). The Underlying PIMCO Funds are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO All Asset: Multi-RAE PLUS Fund	$37,402	$760	$(2,117)	$26	$350	$36,421	$588	$0
PIMCO All Asset: Multi-Real Fund	30,113	5,741	(5,696)	(338)	1,891	31,711	426	0
PIMCO Emerging Markets Currency and Short-Term Investments Fund	5,691	1,072	(69)	(1)	101	6,794	111	0
PIMCO Emerging Markets Local Currency and Bond Fund	7,899	1,568	(203)	(5)	258	9,517	163	0
PIMCO Extended Duration Fund	2,715	199	(379)	(23)	162	2,674	21	0
PIMCO Government Money Market Fund	1,179	7,205	(7,200)	0	0	1,184	11	0
PIMCO High Yield Fund	7,765	381	(1,673)	6	(39)	6,440	104	0
PIMCO High Yield Spectrum Fund	0	1,557	0	0	(16)	1,541	11	0
PIMCO Income Fund	2,549	267	(341)	(1)	44	2,518	40	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	9,780	92	(1,770)	44	(119)	8,027	93	0
PIMCO Investment Grade Credit Bond Fund	1,203	14	(23)	0	22	1,216	14	0
PIMCO Long Duration Total Return Fund	3,028	211	(270)	(18)	119	3,070	34	0
PIMCO Long-Term Real Return Fund	1,717	307	(46)	(4)	85	2,059	21	0

Notes to Financial Statements (Cont.)

PIMCO Long-Term U.S. Government Fund	4,078	205	(386)	(27)	180	4,050	36	0
PIMCO Low Duration Fund	23,126	4,853	(5,251)	(3)	134	22,859	225	0
PIMCO RAE Emerging Markets Fund	6,528	171	(714)	(76)	236	6,145	0	0
PIMCO RAE Fundamental Advantage PLUS Fund	6,689	96	(229)	(7)	363	6,912	97	0
PIMCO RAE International Fund	2,241	0	(291)	(7)	200	2,143	0	0
PIMCO RAE PLUS EMG Fund	1,659	18	(42)	0	33	1,668	18	0
PIMCO RAE PLUS International Fund	1,549	25	(40)	(4)	115	1,645	25	0
PIMCO RAE U.S. Fund	2,481	0	(368)	(31)	44	2,126	0	0
PIMCO RAE U.S. Small Fund	1,715	460	(42)	(3)	(160)	1,970	0	0
PIMCO RAE Worldwide Long/Short PLUS Fund	6,894	54	(412)	(16)	521	7,041	54	0
PIMCO Real Return Fund	2,636	21	(91)	0	101	2,667	20	0
PIMCO RealEstateRealReturn Strategy Fund	2,630	232	(74)	(5)	41	2,824	46	0
PIMCO Total Return Fund	16,299	1,927	(2,936)	(40)	387	15,637	176	0
PIMCO TRENDS Managed Futures Strategy Fund	7,625	195	(524)	(54)	(272)	6,970	0	0
Totals	$197,191	$27,631	$(31,187)	$(587)	$4,781	$197,829	$2,334	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Schedule of Investments PIMCO Balanced Allocation Portfolio	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 72.9% ¤
CORPORATE BONDS & NOTES 4.1%
BANKING & FINANCE 3.2%
American Express Co. 5.850% due 11/05/2027	$300	$311
Bank of America Corp.
1.658% due 03/11/2027 •	200	195
3.950% due 04/21/2025	200	200
Barclays PLC 4.972% due 05/16/2029 •	200	201
Blackstone Holdings Finance Co. LLC 5.900% due 11/03/2027	200	207
Broadstone Net Lease LLC 2.600% due 09/15/2031	100	85
Brookfield Finance, Inc. 4.850% due 03/29/2029	100	100
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029	100	95
Corebridge Financial, Inc. 3.850% due 04/05/2029	200	194
Credit Suisse AG AT1 Claim	400	48
Deutsche Bank AG 3.035% due 05/28/2032 •	200	175
Discover Financial Services 4.500% due 01/30/2026	100	100
Goldman Sachs Group, Inc. 3.691% due 06/05/2028 •	400	393
HSBC Holdings PLC 4.583% due 06/19/2029 •	200	198
JPMorgan Chase & Co. 3.782% due 02/01/2028 •	300	296
Lloyds Banking Group PLC 4.450% due 05/08/2025	300	300
LXP Industrial Trust 2.375% due 10/01/2031	300	250
Mitsubishi UFJ Financial Group, Inc. 2.757% due 09/13/2026	200	195
Morgan Stanley
5.376% due 04/13/2028 •	200	202
5.652% due 04/13/2028 •	100	102
NatWest Group PLC 1.642% due 06/14/2027 •	200	193
Realty Income Corp.
3.100% due 12/15/2029	100	93
4.000% due 07/15/2029	100	97
Sabra Health Care LP 3.900% due 10/15/2029	100	94
Wells Fargo & Co.
3.196% due 06/17/2027 •	100	98
4.150% due 01/24/2029	200	197

		4,619

INDUSTRIALS 0.8%
Air Canada Pass-Through Trust 3.750% due 06/15/2029	59	58
American Airlines Pass-Through Trust 3.500% due 08/15/2033	146	131
British Airways Pass-Through Trust 3.300% due 06/15/2034	229	214
Broadcom, Inc. 3.187% due 11/15/2036	100	82
Choice Hotels International, Inc. 3.700% due 12/01/2029	100	94
Energy Transfer LP 3.900% due 07/15/2026	100	99
Nissan Motor Co. Ltd. 4.345% due 09/17/2027	300	292
Penske Truck Leasing Co. LP 4.450% due 01/29/2026	100	100

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

Reynolds American, Inc. 4.450% due 06/12/2025		62	62

			1,132

UTILITIES 0.1%
Exelon Corp. 3.950% due 06/15/2025		100	100
ONEOK, Inc. 4.550% due 07/15/2028		100	99

			199

Total Corporate Bonds & Notes (Cost $6,156)			5,950

U.S. GOVERNMENT AGENCIES 14.4%
Fannie Mae
4.843% due 11/25/2046 •		88	86
4.893% due 07/25/2046 •		30	30
4.913% due 09/25/2046 •		32	31
7.166% due 05/01/2038 •		51	53
Freddie Mac
3.500% due 09/01/2047		47	43
4.000% due 08/01/2047		124	117
Uniform Mortgage-Backed Security
2.500% due 06/01/2051 - 09/01/2052		6,089	5,071
3.000% due 01/01/2052		1,010	877
3.500% due 11/01/2045 - 09/01/2046		132	122
4.000% due 08/01/2042 - 02/01/2053		1,666	1,569
4.500% due 07/01/2053 - 12/01/2053		2,031	1,945
5.000% due 02/01/2053		2,477	2,437
6.500% due 02/01/2054		85	88
Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055		2,600	2,253
4.000% due 06/01/2055		5,200	4,834
4.500% due 05/01/2055		1,400	1,339

Total U.S. Government Agencies (Cost $20,565)			20,895

U.S. TREASURY OBLIGATIONS 11.0%
U.S. Treasury Bonds
1.750% due 08/15/2041		1,100	746
1.875% due 02/15/2041		600	421
2.000% due 11/15/2041		2,000	1,406
2.250% due 05/15/2041		3,400	2,521
2.375% due 02/15/2042		200	148
2.375% due 05/15/2051		2,200	1,439
4.125% due 08/15/2044		1,500	1,406
U.S. Treasury Inflation Protected Securities (a)
1.750% due 01/15/2034		1,550	1,548
U.S. Treasury Notes
0.375% due 09/30/2027		100	92
0.500% due 10/31/2027		100	92
0.625% due 11/30/2027		300	276
0.750% due 01/31/2028		1,400	1,283
3.500% due 09/30/2029		2,000	1,964
4.000% due 06/30/2028		1,800	1,806
4.125% due 10/31/2027		900	905

Total U.S. Treasury Obligations (Cost $19,221)			16,053

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.3%
Banc of America Funding Trust 4.740% due 08/27/2036 ~		71	68
BANK 4.165% due 05/15/2061 •		63	63
Citigroup Mortgage Loan Trust 5.286% due 07/25/2037 ~		31	27
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 6.500% due 10/25/2036 þ		25	21
Grifonas Finance PLC 2.669% due 08/28/2039 •	EUR	12	13
Lehman XS Trust 4.835% due 07/25/2047 •		$183	176
Morgan Stanley Capital Trust 3.912% due 09/09/2032		100	90

Total Non-Agency Mortgage-Backed Securities (Cost $465)			458

ASSET-BACKED SECURITIES 1.7%
CMBS OTHER 0.1%
PFP Ltd. 6.154% due 09/17/2039 ~		195	196

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

HOME EQUITY OTHER 1.1%
CIT Mortgage Loan Trust 6.685% due 10/25/2037 •	76	77
Countrywide Asset-Backed Certificates Trust
4.635% due 06/25/2047 ~	94	83
4.895% due 05/25/2037 ~	457	426
Fremont Home Loan Trust 4.735% due 10/25/2036 •	347	139
GSAMP Trust 5.215% due 07/25/2045 ~	61	60
JP Morgan Mortgage Acquisition Corp. 5.020% due 05/25/2035 ~	105	104
Long Beach Mortgage Loan Trust 5.485% due 06/25/2035 •	160	156
Morgan Stanley ABS Capital, Inc. Trust 4.565% due 10/25/2036 •	116	104
Option One Mortgage Loan Trust 5.200% due 08/25/2035 •	79	76
Structured Asset Investment Loan Trust 4.780% due 07/25/2036 •	510	294

		1,519

OTHER ABS 0.5%
ECMC Group Student Loan Trust 5.204% due 02/27/2068 •	39	38
Navient Student Loan Trust 5.504% due 12/27/2066 ~	73	75
Palmer Square Loan Funding Ltd. 5.364% due 10/15/2029 •	45	45
Sound Point CLO Ltd. 5.765% due 07/20/2032 •	287	287
Vibrant CLO Ltd. 5.675% due 07/20/2032 •	226	227

		672

Total Asset-Backed Securities (Cost $2,454)		2,387

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029	300	312

Total Sovereign Issues (Cost $298)		312

SHORT-TERM INSTRUMENTS 41.2%
REPURCHASE AGREEMENTS (c) 41.2%		60,000

Total Short-Term Instruments (Cost $60,000)		60,000

Total Investments in Securities (Cost $109,159)		106,055

	SHARES
INVESTMENTS IN AFFILIATES 28.9%
MUTUAL FUNDS (b) 10.1%
PIMCO Income Fund	1,378,514	14,750

Total Mutual Funds (Cost $16,036)		14,750

SHORT-TERM INSTRUMENTS 18.8%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.8%
PIMCO Short-Term Floating NAV Portfolio III	2,802,325	27,278

Total Short-Term Instruments (Cost $27,258)		27,278

Total Investments in Affiliates (Cost $43,294)		42,028

Total Investments 101.8% (Cost $152,453)		$148,083
Financial Derivative Instruments (d)(e) (0.1)%(Cost or Premiums, net $265)		(138)
Other Assets and Liabilities, net (1.7)%		(2,485)

Net Assets 100.0%		$145,460

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Principal amount of security is adjusted for inflation.
(b)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(c)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.380%	03/25/2025	04/01/2025	$10,000	U.S. Treasury Notes 4.375% due 07/31/2026	$(10,226)	$10,000	$10,009
4.380	03/25/2025	04/02/2025	10,000	U.S. Treasury Notes 2.750% due 02/15/2028	(10,255)	10,000	10,008
FICC STR	4.360	03/31/2025	04/01/2025	40,000	U.S. Treasury Inflation Protected Securities 2.375% due 02/15/2055	(40,800)	40,000	40,005

Total Repurchase Agreements	$(61,281)	$60,000	$60,022

(1)	Includes accrued interest.
(d)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index June Futures	06/2025	181	$51,162	$(505)	$266	$0
Mini MSCI EAFE Index June Futures	06/2025	298	36,003	(1,199)	0	(374)
U.S. Treasury 2-Year Note June Futures	06/2025	12	2,486	16	0	0
U.S. Treasury 5-Year Note June Futures	06/2025	67	7,246	25	0	(2)
U.S. Treasury 10-Year Note June Futures	06/2025	40	4,449	91	1	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	4	489	3	1	0

$(1,569)	$268	$(376)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	31	$(3,538)	$(9)	$0	$(4)

Total Futures Contracts	$(1,578)	$268	$(380)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-36 5-Year Index	1.000%	Quarterly	12/20/2026	$460	$(16)	$16	$0	$1	$0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	200	(7)	3	(4)	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	5,400	121	(17)	104	0	0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	2,000	37	0	37	0	0

$135	$2	$137	$1	$0

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.620%	Annual	02/14/2030	$2,100	$33	$(29)	$4	$0	$(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.012	Annual	02/14/2035	1,100	0	(22)	(22)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	02/12/2055	600	97	(11)	86	0	(4)

$130	$(62)	$68	$0	$(10)

Total Swap Agreements	$265	$(60)	$205	$1	$(10)

Cash of $4,988 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)	Unsettled variation margin liability of $(14) for closed futures is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(e)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	04/2025	TRY	170	$4	$0	$0
BRC	04/2025	$87	TRY	3,362	0	(2)
06/2025	TRY	192	$5	0	0
CBK	04/2025	$14	CAD	19	0	0
05/2025	CAD	19	$14	0	0
DUB	04/2025	19	13	0	0
04/2025	EUR	36	38	0	(1)
GLM	05/2025	TRY	54	1	0	0
JPM	04/2025	$39	EUR	36	0	0
05/2025	EUR	36	$39	0	0

Total Forward Foreign Currency Contracts	$0	$(3)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$4,619	$0	$4,619
Industrials	0	1,132	0	1,132
Utilities	0	199	0	199
U.S. Government Agencies	0	20,895	0	20,895
U.S. Treasury Obligations	0	16,053	0	16,053
Non-Agency Mortgage-Backed Securities	0	458	0	458
Asset-Backed Securities
CMBS Other	0	196	0	196
Home Equity Other	0	1,519	0	1,519
Other ABS	0	672	0	672
Sovereign Issues	0	312	0	312
Short-Term Instruments
Repurchase Agreements	0	60,000	0	60,000

$0	$106,055	$0	$106,055
Investments in Affiliates, at Value
Mutual Funds	14,750	0	0	14,750
Short-Term Instruments
Central Funds Used for Cash Management Purposes	27,278	0	0	27,278

$42,028	$0	$0	$42,028

Total Investments	$42,028	$106,055	$0	$148,083

Financial Derivative Instruments - Assets

Schedule of Investments PIMCO Balanced Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

Exchange-traded or centrally cleared	$266	$3	$0	$269

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(375)	(15)	0	(390)
Over the counter	0	(3)	0	(3)

	$(375)	$(18)	$0	$(393)

Total Financial Derivative Instruments	$(109)	$(15)	$0	$(124)

Totals	$41,919	$106,040	$0	$147,959

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in a combination of affiliated and unaffiliated Funds, which may or may not be registered under the Act. The Portfolio may invest in Institutional Class or Class M shares of any funds of the PIMCO Funds and PIMCO Equity Series, affiliated open-end investment companies, except funds of funds (“Underlying PIMCO Funds”), other affiliated funds, including funds of PIMCO ETF Trust, and unaffiliated funds, which may or may not be registered under the Act (collectively, “Acquired Funds”). The Portfolio may invest in such funds to the extent permitted under the Act. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Income Fund	$14,280	$225	$0	$0	$245	$14,750	$227	$0
PIMCO Short-Term Floating NAV Portfolio III	28,065	15,022	(15,800)	2	(11)	27,278	326	0
Totals	$42,345	$15,247	$(15,800)	$2	$234	$42,028	$553	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOS	BofA Securities, Inc.	CBK	Citibank N.A.	GLM	Goldman Sachs Bank USA
BPS	BNP Paribas S.A.	DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.
BRC	Barclays Bank PLC	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo

Currency Abbreviations:
CAD	Canadian Dollar	TRY	Turkish New Lira	USD (or $)	United States Dollar
EUR	Euro

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	EAFE	Europe, Australasia, and Far East Stock Index	SOFR	Secured Overnight Financing Rate
CDX.IG	Credit Derivatives Index - Investment Grade	S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	MSCI	Morgan Stanley Capital International	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 190.2% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
UBS Group AG
0.650% due 01/14/2028 ~	EUR	100	$104
7.750% due 03/01/2029 ~		100	122

Total Corporate Bonds & Notes (Cost $207)			226

U.S. GOVERNMENT AGENCIES 15.1%
Fannie Mae
4.804% due 05/25/2042 •		$1	1
5.290% due 03/25/2055 •		1,881	1,887
5.540% due 12/25/2053 •		1,260	1,269
5.886% due 10/01/2044 •		1	1
6.309% due 01/01/2036 •		8	8
6.405% due 11/01/2035 •		3	3
6.803% due 05/25/2035 ~		5	5
7.041% due 11/01/2034 •		4	4
7.529% due 07/01/2035 •		3	3
Freddie Mac
4.793% due 07/15/2044 •		115	114
4.913% due 09/15/2042 •		217	214
5.280% due 11/25/2054 •		1,885	1,887
5.301% due 04/25/2055 •		1,700	1,702
5.340% due 02/25/2055 •		1,764	1,773
5.490% due 03/25/2055 •		1,070	1,075
5.835% due 02/25/2045 •		18	17
6.429% due 01/01/2034 •		1	1
6.651% due 07/01/2036 •		32	32
6.901% due 10/01/2036 •		11	11
7.253% due 09/01/2036 •		12	13
Ginnie Mae
5.461% due 08/20/2068 •		293	293
6.522% due 04/20/2067 •		159	161
Ginnie Mae, TBA 3.500% due 04/01/2055		11,200	10,249
U.S. Small Business Administration 5.510% due 11/01/2027		21	21
Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055 - 06/01/2055		11,028	10,258
4.500% due 05/01/2055 - 06/01/2055		13,900	13,288
5.500% due 05/01/2055		3,300	3,293
6.000% due 06/01/2055		9,500	9,631
6.500% due 06/01/2055		2,900	2,985

Total U.S. Government Agencies (Cost $59,970)			60,199

U.S. TREASURY OBLIGATIONS 102.6%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 04/15/2026 (f)		17,452	17,331
0.125% due 07/15/2026 (f)		48,522	48,303
0.125% due 10/15/2026		6,660	6,608
0.125% due 04/15/2027 (f)(h)		21,373	20,985
0.125% due 01/15/2030		19,876	18,706
0.125% due 07/15/2030		1,214	1,137
0.250% due 07/15/2029		12,913	12,372
0.375% due 07/15/2025		3,080	3,086
0.375% due 01/15/2027 (f)		21,445	21,227
0.375% due 07/15/2027 (f)		16,593	16,407
0.500% due 01/15/2028 (f)		26,044	25,586
0.625% due 07/15/2032		109	102
0.625% due 02/15/2043		207	160
0.750% due 07/15/2028		5,668	5,603
0.875% due 01/15/2029		18,616	18,330
1.000% due 02/15/2046		2,815	2,223
1.250% due 04/15/2028 (f)		31,766	31,782
1.375% due 07/15/2033		2,301	2,245
1.375% due 02/15/2044		136	119
1.625% due 10/15/2027 (f)		42,618	43,327
1.625% due 10/15/2029 (f)		33,511	33,994
1.750% due 01/15/2028		1,778	1,808
1.750% due 01/15/2034 (f)		2,273	2,270
1.875% due 07/15/2034 (f)		10,223	10,321

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2025 (Unaudited)

2.125% due 04/15/2029 (f)		28,238	29,081
2.125% due 01/15/2035 (f)(j)		1,610	1,653
2.125% due 02/15/2040 (j)		338	342
2.125% due 02/15/2054		103	99
2.375% due 10/15/2028 (f)		28,516	29,715
2.500% due 01/15/2029		2,426	2,536
3.875% due 04/15/2029 (j)		728	800
3.875% due 04/15/2029		145	159

Total U.S. Treasury Obligations (Cost $403,777)			408,417

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Alliance Bancorp Trust 4.915% due 07/25/2037 •		108	95
Banc of America Mortgage Trust
5.432% due 06/25/2035 ~		11	9
5.671% due 11/25/2035 •		5	4
Bear Stearns Adjustable Rate Mortgage Trust
4.445% due 07/25/2036 ~		15	12
4.855% due 03/25/2035 •		18	17
7.105% due 01/25/2035 •		26	27
Citigroup Mortgage Loan Trust 4.821% due 09/25/2037 •		87	80
Countrywide Alternative Loan Trust
4.629% due 12/20/2046 ~		474	415
4.675% due 06/25/2036 •		265	247
5.000% due 07/25/2035		36	21
6.000% due 02/25/2037		118	49
Countrywide Home Loan Mortgage Pass-Through Trust 5.035% due 10/20/2035 •		626	595
Credit Suisse Mortgage Capital Mortgage-Backed Trust
4.585% due 09/29/2036 •		50	49
5.186% due 10/26/2036 ~		23	21
Eurosail PLC 5.530% due 06/13/2045 •	GBP	66	84
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		$37	14
6.142% due 06/25/2034 ~		2	2
GreenPoint Mortgage Funding Trust
4.795% due 09/25/2046 ~		62	57
4.975% due 11/25/2045 ~		3	3
GSR Mortgage Loan Trust 6.922% due 01/25/2035 •		4	4
HarborView Mortgage Loan Trust 4.911% due 03/19/2036 •		16	15
IndyMac INDA Mortgage Loan Trust 5.856% due 11/25/2035 •		5	5
JP Morgan Mortgage Trust
6.057% due 02/25/2035 ~		12	12
6.813% due 07/25/2035 •		3	4
6.862% due 08/25/2035 •		9	9
MASTR Adjustable Rate Mortgages Trust 6.370% due 11/21/2034 •		4	4
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.174% due 09/15/2030 •		6	6
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 •		428	410
Residential Accredit Loans, Inc. Trust
5.544% due 10/25/2037 •		19	16
5.995% due 09/25/2045 •		37	31
Residential Asset Securitization Trust 4.835% due 05/25/2035 ~		48	30
Sequoia Mortgage Trust 4.834% due 07/20/2036 •		39	34
Structured Adjustable Rate Mortgage Loan Trust
6.035% due 01/25/2035 ~		5	4
6.527% due 02/25/2034 •		2	2
Structured Asset Mortgage Investments Trust
4.855% due 04/25/2036 ~		2	2
5.091% due 10/19/2034 ~		3	3
WaMu Mortgage Pass-Through Certificates Trust
5.131% due 12/25/2035 ~		22	21
5.405% due 05/25/2047 ~		84	73
Washington Mutual Mortgage Pass-Through Certificates Trust 6.500% due 08/25/2035		9	8

Total Non-Agency Mortgage-Backed Securities (Cost $2,567)			2,494

ASSET-BACKED SECURITIES 7.5%
CMBS OTHER 0.6%
Arbor Realty Commercial Real Estate Notes Ltd. 5.799% due 01/15/2037 •		773	774

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2025 (Unaudited)

LoanCore Issuer Ltd. 5.899% due 01/17/2037 •	522	521
MF1 LLC 6.467% due 06/19/2037 ~	692	692
TPG Real Estate Finance Issuer Ltd. 5.969% due 02/15/2039 •	386	385

		2,372

HOME EQUITY OTHER 1.0%
ABFC Trust 4.715% due 10/25/2036 •	599	551
Argent Mortgage Loan Trust 4.915% due 05/25/2035 •	50	45
Argent Securities Trust
4.735% due 07/25/2036 •	209	186
4.755% due 05/25/2036 •	545	131
CIT Mortgage Loan Trust 6.685% due 10/25/2037 •	455	462
Citigroup Mortgage Loan Trust 4.895% due 12/25/2036 ~	33	23
Countrywide Asset-Backed Certificates Trust
4.625% due 11/25/2037 •	373	353
4.935% due 03/25/2037 •	77	73
5.175% due 08/25/2047 •	78	76
5.635% due 10/25/2035 ~	6	6
Credit-Based Asset Servicing & Securitization LLC
4.554% due 07/25/2037 ~	7	5
4.654% due 07/25/2037 ~	32	21
Ellington Loan Acquisition Trust 5.535% due 05/25/2037 •	14	14
Fremont Home Loan Trust 4.705% due 10/25/2036 •	73	66
GSAA Home Equity Trust 6.720% due 03/25/2046 þ	36	19
GSAMP Trust
4.505% due 12/25/2036 ~	41	20
5.410% due 03/25/2035 •	63	60
Home Equity Asset Trust 5.110% due 02/25/2036 ~	188	184
JP Morgan Mortgage Acquisition Corp. 4.645% due 10/25/2036 •	10	9
Long Beach Mortgage Loan Trust 4.675% due 08/25/2036 •	459	182
MASTR Asset-Backed Securities Trust 4.735% due 10/25/2036 •	160	52
Morgan Stanley Mortgage Loan Trust
6.000% due 02/25/2037 •	41	23
6.410% due 11/25/2036 þ	664	148
New Century Home Equity Loan Trust 5.200% due 02/25/2035 ~	64	63
Renaissance Home Equity Loan Trust 5.535% due 09/25/2037 •	882	361
Residential Asset Securities Corp. Trust
4.895% due 06/25/2036 ~	128	126
4.930% due 04/25/2036 •	28	28
Saxon Asset Securities Trust 4.745% due 09/25/2037 ~	73	70
Securitized Asset-Backed Receivables LLC Trust
4.735% due 07/25/2036 ~	265	104
4.755% due 07/25/2036 ~	127	42
Soundview Home Loan Trust 4.635% due 06/25/2037 •	507	344
Structured Asset Securities Corp. Mortgage Loan Trust 5.937% due 04/25/2035 •	13	13

		3,860

WHOLE LOAN COLLATERAL 0.6%
Citigroup Mortgage Loan Trust 4.930% due 10/25/2036 •	400	393
IndyMac INDB Mortgage Loan Trust 4.575% due 07/25/2036 ~	213	67
Lehman XS Trust
4.755% due 05/25/2036 •	61	53
4.873% due 06/25/2036 þ	74	72
6.735% due 12/25/2037 •	315	305
Securitized Asset-Backed Receivables LLC Trust
4.875% due 10/25/2036 •	3,681	1,223

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2025 (Unaudited)

4.935% due 05/25/2036 •		419	216

			2,329

OTHER ABS 5.3%
ACAS CLO Ltd. 5.445% due 10/18/2028 ~		4	4
Arbour CLO DAC 3.706% due 11/15/2037 •	EUR	1,000	1,083
Atlas Senior Loan Fund Ltd. 5.632% due 04/22/2031 •		$203	202
Barings CLO Ltd. 5.545% due 01/20/2031 •		268	268
Blackrock European CLO DAC 3.405% due 10/15/2031 •	EUR	336	363
Carlyle Global Market Strategies Euro CLO DAC
3.306% (EUR003M + 0.750%) due 11/15/2031 ~		554	600
3.485% due 01/15/2031 •		496	533
Carval CLO Ltd. 5.022% due 07/20/2032 •		$2,000	1,996
CIFC European Funding CLO DAC 3.835% due 01/15/2034 •	EUR	1,000	1,082
CVC Cordatus Loan Fund DAC
3.131% due 09/15/2031 •		319	345
3.435% due 10/15/2031 •		599	647
Dryden Euro CLO DAC
3.416% due 05/15/2034 •		301	325
3.724% due 10/18/2034 •		1,900	2,053
Dryden Senior Loan Fund
5.464% due 04/15/2029 •		$107	107
5.553% due 01/17/2033 •		400	400
Elevation CLO Ltd. 5.430% due 07/25/2034 ~		500	497
Euro-Galaxy CLO DAC 3.291% due 04/24/2034 •	EUR	498	538
Galaxy CLO Ltd. 5.534% due 10/15/2030 •		$69	69
Harvest CLO DAC 3.424% due 10/20/2031 •	EUR	394	426
LCM Ltd.
5.625% due 01/20/2031 •		$106	106
5.634% due 04/15/2031 •		419	419
5.694% due 10/15/2031 •		258	258
Madison Park Euro Funding DAC 3.535% due 01/15/2032 •	EUR	696	753
Madison Park Funding Ltd.
5.361% due 10/19/2034 •		$1,600	1,594
5.532% due 07/27/2031 ~		633	635
OAK Hill European Credit Partners DAC 3.484% (EUR003M + 0.740%) due 10/20/2031 ~	EUR	170	184
Palmer Square European Loan Funding DAC 3.505% due 10/15/2031 •		258	280
SLM Student Loan Trust 5.368% due 10/25/2064 ~		$214	213
Sound Point CLO Ltd. 5.542% due 07/25/2030 •		69	69
St Paul's CLO DAC 3.653% due 10/25/2035 •	EUR	500	540
Steele Creek CLO Ltd. 5.574% due 04/15/2031 •		$612	612
Tikehau CLO DAC 3.685% due 10/15/2031 •	EUR	809	874
Venture CLO Ltd.
5.575% due 09/07/2030 ~		$154	154
5.685% due 04/20/2032 •		588	588
Verdelite Static CLO Ltd. 5.423% due 07/20/2032 ~		1,785	1,785
Voya CLO Ltd. 5.544% due 06/07/2030 ~		89	89
Voya Euro CLO DAC 3.745% due 07/15/2035 •	EUR	400	432

			21,123

Total Asset-Backed Securities (Cost $31,457)			29,684

SOVEREIGN ISSUES 8.9%
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (b)	BRL	16,700	2,833
0.000% due 10/01/2025 (b)		29,800	4,873
Canada Government Bond 4.250% due 12/01/2026 (c)	CAD	1,102	820
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	2,759	2,992
0.100% due 07/25/2031 (c)		3,124	3,228

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2025 (Unaudited)

Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		731	765
1.400% due 05/26/2025 (c)		9,669	10,482
1.800% due 05/15/2036 (c)		306	323
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	376,471	2,600
0.100% due 03/10/2029 (c)		934,680	6,443
Mexico Government International Bond 4.000% due 08/24/2034 (c)	MXN	859	39

Total Sovereign Issues (Cost $38,201)			35,398

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(d)		230,000	232

Total Preferred Securities (Cost $230)			232

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 55.3%
REPURCHASE AGREEMENTS (e) 53.0%			211,187

U.S. TREASURY BILLS 2.3%
4.308% due 04/24/2025 - 05/29/2025 (a)(b)		$9,319	9,261

Total Short-Term Instruments (Cost $220,448)			220,448

Total Investments in Securities (Cost $756,857)			757,098

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		10,848	106

Total Short-Term Instruments (Cost $106)			106

Total Investments in Affiliates (Cost $106)			106

Total Investments 190.2% (Cost $756,963)			$757,204
Financial Derivative Instruments (g)(i) 0.9%(Cost or Premiums, net $(531))			3,737
Other Assets and Liabilities, net (91.1)%			(362,772)

Net Assets 100.0%			$398,169

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Coupon represents a weighted average yield to maturity.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(e)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.350%	03/27/2025	04/03/2025	$5,381	U.S. Treasury Inflation Protected Securities 0.125% due 07/15/2031	$(5,444)	$5,381	$5,384
JPS	4.320	03/27/2025	04/03/2025	606	U.S. Treasury Inflation Protected Securities 1.875% due 07/15/2034	(616)	606	606
4.500	03/31/2025	04/01/2025	19,700	U.S. Treasury Notes 0.750% due 03/31/2026	(20,102)	19,700	19,703
SAL	4.350	04/01/2025	04/02/2025	2,000	U.S. Treasury Notes 3.875% due 12/31/2027	(2,042)	2,000	2,000
4.380	03/31/2025	04/01/2025	72,300	U.S. Treasury Notes 4.125% due 01/31/2027	(73,787)	72,300	72,309
4.380	04/01/2025	04/02/2025	76,400	U.S. Treasury Notes 3.375% due 09/15/2027	(77,960)	76,400	76,400
4.410	04/01/2025	04/02/2025	34,800	U.S. Treasury Notes 3.375% due 09/15/2027	(35,510)	34,800	34,800

Total Repurchase Agreements	$(215,461)	$211,187	$211,202

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	4.420%	03/24/2025	04/07/2025	$(1,521)	$(1,523)
4.450	03/18/2025	04/08/2025	(22,527)	(22,566)
4.450	04/01/2025	04/02/2025	(127,591)	(127,591)
4.480	03/28/2025	04/03/2025	(504)	(505)
4.490	03/27/2025	04/03/2025	(12,895)	(12,903)
BPG	4.440	03/11/2025	04/08/2025	(90,788)	(91,023)
4.450	03/12/2025	04/09/2025	(878)	(881)
4.450	03/13/2025	04/03/2025	(49,232)	(49,347)
MSC	4.650	03/31/2025	04/01/2025	(1,646)	(1,646)
UBS	4.430	02/10/2025	05/06/2025	(11,309)	(11,378)

Total Sale-Buyback Transactions	$(319,363)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Treasury Obligations (2.7)%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/2031	$5,925	$(5,389)	$(5,444)
U.S. Treasury Inflation Protected Securities	1.875	07/15/2034	5,068	(5,042)	(5,140)

Total Short Sales (2.7)%	$(10,431)	$(10,584)

(f)	Securities with an aggregate market value of $320,053 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(165,675) at a weighted average interest rate of 4.246%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(180) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2025 (Unaudited)

PURCHASED OPTIONS:
FUTURE STYLED COMMODITY OPTIONS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - ICE Crude Oil December 2025 Futures	$55.000	10/28/2025	11	$11	$21	$13
Put - ICE Crude Oil July 2025 Futures	60.000	05/27/2025	12	12	12	2
Put - ICE Crude Oil June 2025 Futures	67.000	04/25/2025	3	3	4	1

Total Purchased Options	$37	$16

WRITTEN OPTIONS:
COMMODITY OPTIONS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - NYMEX Natural Gas June 2025 Futures	$4.000	05/27/2025	1	$10	$(3)	$(2)

FUTURE STYLED COMMODITY OPTIONS(1)
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Call - ICE Crude Oil December 2025 Futures	$76.000	10/28/2025	11	$11	$(25)	$(39)
Call - ICE Crude Oil July 2025 Futures	78.000	05/27/2025	12	12	(53)	(18)
Call - ICE Crude Oil July 2025 Futures	85.000	05/27/2025	10	10	(3)	(5)
Call - ICE Crude Oil June 2025 Futures	76.000	04/25/2025	3	3	(2)	(4)

$(83)	$(66)

Total Written Options	$(86)	$(68)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	267	$70,708	$15	$36	$(7)
Arabica Coffee September Futures	09/2025	3	417	6	0	(2)
Australia Government 10-Year Bond June Futures	06/2025	67	4,716	6	45	0
Brent Crude December Futures	10/2026	28	1,926	(21)	29	0
Brent Crude January Futures	11/2025	10	708	24	15	0
Brent Crude June Futures	04/2026	4	278	9	5	0
Brent Crude March Futures	01/2026	2	140	(5)	3	0
Brent Crude November Futures	09/2025	8	572	(9)	13	0
Brent Crude October Futures	08/2025	10	720	16	17	0
California Carbon Allowance December Futures	12/2025	190	5,850	(1,148)	0	(21)
California Carbon Allowance Vintage December Futures	12/2026	141	4,619	25	1	(15)
Cocoa July Futures	07/2025	3	237	(7)	0	(4)
Copper July Futures	07/2025	32	7,000	116	122	(7)
Copper May Futures	05/2025	3	378	21	0	(7)
Corn September Futures	09/2025	15	326	(29)	0	0
Euro-BTP June Futures	06/2025	51	6,481	(112)	17	(8)
European Climate Exchange December Futures	12/2025	4	294	(49)	1	(4)
Gas Oil December Futures	12/2025	25	1,657	78	36	0
Hard Red Winter Wheat December Futures	12/2025	2	61	(3)	0	0
Hard Red Winter Wheat May Futures	05/2025	46	1,281	(131)	12	0
Henry Hub Natural Gas April Futures	03/2030	3	21	(4)	0	0
Henry Hub Natural Gas April Futures	03/2031	1	7	(2)	0	0
Henry Hub Natural Gas August Futures	07/2030	3	24	(2)	0	0
Henry Hub Natural Gas August Futures	07/2031	1	8	(1)	0	0
Henry Hub Natural Gas December Futures	11/2030	3	29	3	0	0
Henry Hub Natural Gas December Futures	11/2031	1	9	1	0	0
Henry Hub Natural Gas February Futures	01/2030	3	30	4	0	0
Henry Hub Natural Gas February Futures	01/2031	1	10	1	0	0
Henry Hub Natural Gas January Futures	12/2029	3	32	6	0	0
Henry Hub Natural Gas January Futures	12/2030	1	10	2	0	0
Henry Hub Natural Gas July Futures	06/2030	3	23	(2)	0	0
Henry Hub Natural Gas July Futures	06/2031	1	8	(1)	0	0
Henry Hub Natural Gas June Futures	05/2030	3	22	(3)	0	0
Henry Hub Natural Gas June Futures	05/2031	1	7	(1)	0	0
Henry Hub Natural Gas March Futures	02/2030	3	25	(1)	0	0
Henry Hub Natural Gas March Futures	02/2031	1	8	0	0	0
Henry Hub Natural Gas May Futures	04/2030	3	21	(4)	0	0
Henry Hub Natural Gas May Futures	04/2031	1	7	(2)	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2025 (Unaudited)

Henry Hub Natural Gas November Futures	10/2030	3	25	0	0	0
Henry Hub Natural Gas November Futures	10/2031	1	8	0	0	0
Henry Hub Natural Gas October Futures	09/2030	3	24	(2)	0	0
Henry Hub Natural Gas October Futures	09/2031	1	8	(1)	0	0
Henry Hub Natural Gas September Futures	08/2030	3	23	(2)	0	0
Henry Hub Natural Gas September Futures	08/2031	1	8	(1)	0	0
Iron Ore July Futures	07/2025	128	1,269	7	0	(17)
Iron Ore May Futures	05/2025	14	141	2	0	(2)
Live Cattle June Futures	06/2025	11	896	51	0	(5)
Natural Gas April Futures	03/2026	5	200	10	1	0
Natural Gas December Futures	11/2025	25	1,298	(18)	18	0
Natural Gas February Futures	01/2026	4	118	(2)	2	(1)
Natural Gas January Futures	12/2025	4	132	(1)	2	(1)
Natural Gas June Futures	05/2025	52	2,214	(23)	37	0
Natural Gas March Futures	02/2026	4	127	(5)	3	(1)
Natural Gas March Futures	02/2026	6	268	26	4	0
Natural Gas May Futures	04/2025	2	65	(29)	0	(1)
Natural Gas November Futures	10/2025	1	32	2	0	(1)
Natural Gas September Futures	08/2025	6	270	17	5	0
New York Harbor December Futures	11/2025	3	285	9	6	0
New York Harbor June Futures	05/2025	14	1,328	12	30	0
Nickel July Futures	07/2025	1	96	(4)	0	(4)
RBOB Gasoline December Futures	11/2025	2	163	3	3	0
RBOB Gasoline May Futures	04/2025	11	1,058	31	18	0
RBOB Gasoline September Futures	08/2025	1	92	0	2	0
Silver July Futures	07/2025	1	175	0	0	(1)
Silver May Futures	05/2025	5	865	40	0	(5)
Soybean July Futures	07/2025	21	1,080	6	0	(10)
Soybean Meal July Futures	07/2025	65	1,946	(43)	0	(10)
U.S. Treasury 5-Year Note June Futures	06/2025	6	649	9	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	226	25,792	210	21	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	63	7,702	68	28	0
WTI Crude December Futures	11/2025	20	1,348	15	30	0
WTI Crude December Futures	11/2026	1	65	(1)	1	0
WTI Crude January Futures	12/2025	12	804	34	17	0
WTI Crude May Futures	04/2025	7	500	11	11	0
WTI Crude November Futures	10/2025	10	679	(20)	16	0
WTI Crude October Futures	09/2025	5	342	(8)	8	0
Zinc July Futures	07/2025	2	143	(6)	0	(6)

				$(807)	$615	$(140)

SHORT FUTURES CONTRACTS
					Variation Margin(2)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	267	$(70,715)	$(23)	$18	$(22)
Aluminum July Futures	07/2025	2	(127)	6	6	0
Arabica Coffee July Futures	07/2025	2	(282)	3	1	0
Brent Crude April Futures	02/2026	4	(280)	1	0	(5)
Brent Crude August Futures	06/2025	9	(659)	(4)	0	(17)
Brent Crude December Futures	10/2025	19	(1,352)	(35)	0	(29)
Brent Crude December Futures	10/2027	18	(1,229)	2	0	(16)
Brent Crude February Futures	12/2025	5	(352)	(4)	0	(7)
Brent Crude July Futures	05/2025	3	(222)	(4)	0	(6)
Brent Crude June Futures	04/2025	11	(822)	(29)	0	(22)
Brent Crude May Futures	03/2026	5	(349)	(6)	0	(6)
Brent Crude September Futures	07/2025	1	(73)	(3)	0	(2)
Copper July Futures	07/2025	61	(7,749)	(579)	146	0
Corn December Futures	12/2025	1	(22)	0	0	0
Corn July Futures	07/2025	89	(2,061)	26	0	(14)
Cotton No. 2 December Futures	12/2025	11	(385)	(3)	1	0
Euro-BOBL June Futures	06/2025	2	(255)	(2)	0	(1)
Euro-Bund June Futures	06/2025	69	(9,612)	(75)	1	(37)
Euro-Buxl 30-Year Bond June Futures	06/2025	18	(2,321)	55	0	(24)
Euro-Oat June Futures	06/2025	94	(12,470)	250	17	(41)
Euro-Schatz June Futures	06/2025	56	(6,476)	(1)	1	(5)
Gas Oil June Futures	06/2025	31	(2,098)	(66)	0	(52)
Gas Oil June Futures	06/2026	16	(1,042)	(40)	0	(20)
Gas Oil September Futures	09/2025	1	(67)	(3)	0	(2)
Gold 100 oz. June Futures	06/2025	4	(1,260)	(38)	0	(14)
Hard Red Winter Wheat July Futures	07/2025	15	(428)	15	0	(3)
Hard Red Winter Wheat September Futures	09/2025	9	(263)	20	0	(2)
Henry Hub Natural Gas April Futures	03/2026	1	(10)	(1)	0	0
Henry Hub Natural Gas August Futures	07/2026	1	(11)	(2)	0	0
Henry Hub Natural Gas December Futures	11/2026	1	(12)	(3)	0	0
Henry Hub Natural Gas February Futures	01/2026	1	(13)	(4)	0	0
Henry Hub Natural Gas January Futures	12/2025	1	(14)	(5)	0	0
Henry Hub Natural Gas July Futures	06/2026	1	(11)	(2)	0	0
Henry Hub Natural Gas June Futures	05/2026	1	(10)	(1)	0	0
Henry Hub Natural Gas March Futures	02/2026	1	(11)	(2)	0	0
Henry Hub Natural Gas May Futures	04/2026	1	(10)	(1)	0	0
Henry Hub Natural Gas November Futures	10/2026	1	(11)	(2)	0	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2025 (Unaudited)

Henry Hub Natural Gas October Futures	09/2026	1	(11)	(2)	0	0
Henry Hub Natural Gas September Futures	08/2026	1	(11)	(2)	0	0
Lean Hogs June Futures	06/2025	19	(724)	51	4	0
Natural Gas August Futures	07/2025	5	(167)	22	3	(1)
Natural Gas January Futures	12/2025	36	(1,961)	(38)	0	(29)
Natural Gas July Futures	06/2025	3	(99)	18	2	0
Natural Gas July Futures	06/2025	52	(2,326)	15	0	(38)
Natural Gas June Futures	05/2025	2	(64)	14	1	0
Natural Gas October Futures	09/2025	1	(34)	0	0	0
Natural Gas September Futures	08/2025	4	(130)	21	2	(1)
New York Harbor September Futures	08/2025	2	(190)	(10)	0	(4)
Palladium June Futures	06/2025	1	(100)	(6)	0	(2)
RBOB Gasoline June Futures	05/2025	11	(1,054)	(17)	0	(20)
RBOB Gasoline October Futures	09/2025	3	(255)	(9)	0	(5)
SNG KEROS vs. SNG GA August Futures	08/2025	1	1	0	0	0
SNG KEROS vs. SNG GA July Futures	07/2025	1	1	1	0	0
SNG KEROS vs. SNG GA June Futures	06/2025	1	1	1	0	0
SNG KEROS vs. SNG GA May Futures	05/2025	3	3	1	0	0
SNG KEROS vs. SNG GA September Futures	09/2025	1	1	0	0	0
Soybean Meal December Futures	12/2025	12	(369)	12	3	0
Soybean November Futures	11/2025	2	(102)	0	1	0
Soybean Oil December Futures	12/2025	11	(301)	(18)	1	0
Soybean Oil July Futures	07/2025	7	(191)	(9)	1	0
Sugar No. 11 October Futures	09/2025	6	(127)	(5)	1	0
U.S. Treasury 2-Year Note June Futures	06/2025	392	(81,211)	(345)	3	0
U.S. Treasury 10-Year Note June Futures	06/2025	7	(779)	0	0	0
U.S. Treasury Long-Term Bond June Futures	06/2025	218	(25,567)	(377)	0	(41)
Wheat December Futures	12/2025	2	(59)	4	0	(1)
Wheat July Futures	07/2025	15	(413)	12	0	(5)
Wheat May Futures	05/2025	13	(349)	36	0	(6)
Wheat September Futures	09/2025	5	(142)	7	0	(2)
WTI Crude April Futures	03/2026	5	(331)	2	0	(6)
WTI Crude August Futures	07/2025	5	(348)	(3)	0	(9)
WTI Crude February Futures	01/2026	1	(67)	3	0	(1)
WTI Crude July Futures	06/2025	5	(352)	5	0	(10)
WTI Crude June Futures	05/2025	4	(284)	(5)	0	(8)
WTI Crude June Futures	05/2026	8	(526)	(16)	0	(9)
WTI Crude March Futures	02/2026	5	(332)	11	0	(6)
WTI Crude May Futures	04/2026	6	(396)	(6)	0	(7)
WTI Crude September Futures	08/2025	8	(552)	(25)	0	(14)

$(1,217)	$213	$(572)

Total Futures Contracts	$(2,024)	$828	$(712)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	19,300	$(129)	$(18)	$(147)	$19	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	01/27/2035	1,800	(12)	(21)	(33)	17	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	195,330	5	16	21	0	(2)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	640,000	(27)	81	54	0	(10)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031	309,000	27	55	82	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	$5,220	(9)	6	(3)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028	1,500	(104)	27	(77)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028	1,590	(108)	28	(80)	1	0
Receive(3)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031	700	(13)	(5)	(18)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034	10,300	(300)	(224)	(524)	28	0
Receive(3)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034	2,250	100	(19)	81	0	(6)
Receive(3)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	11/15/2034	1,500	0	(12)	(12)	0	(5)
Receive(3)	1-Day USD-SOFR Compounded-OIS	3.864	Annual	11/15/2034	1,400	0	(14)	(14)	0	(4)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive(3)	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/15/2034		500	0	(5)	(5)	0	(2)
Receive(3)	1-Day USD-SOFR Compounded-OIS	3.867	Annual	11/15/2034		1,400	0	(14)	(14)	0	(4)
Receive(3)	1-Day USD-SOFR Compounded-OIS	3.870	Annual	11/15/2034		1,400	0	(15)	(15)	0	(4)
Receive(3)	1-Day USD-SOFR Compounded-OIS	3.881	Annual	11/15/2034		1,300	0	(15)	(15)	0	(4)
Receive(3)	1-Day USD-SOFR Compounded-OIS	3.894	Annual	11/15/2034		1,100	0	(13)	(13)	0	(3)
Receive(3)	1-Day USD-SOFR Compounded-OIS	4.050	Annual	11/15/2052		6,100	(253)	20	(233)	0	(47)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		1,850	445	128	573	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		1,400	350	95	445	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		6,700	506	611	1,117	0	(45)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		2,300	61	89	150	0	(17)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	700	(45)	17	(28)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,600	(106)	39	(67)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		900	(60)	24	(36)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		1,600	(88)	41	(47)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		700	(39)	19	(20)	1	0
Receive(3)	6-Month EUR-EURIBOR	2.112	Annual	09/02/2027		2,600	0	3	3	0	(2)
Receive(3)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		14,700	0	12	12	0	(12)
Pay(3)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		44,030	(1,991)	227	(1,764)	186	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		900	426	52	478	0	(4)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		950	449	54	503	0	(5)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		1,800	850	103	953	0	(9)
Receive(3)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		12,690	924	110	1,034	0	(100)
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,100	23	(3)	20	2	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		100	1	0	1	0	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		130	(28)	2	(26)	0	0
Receive	CPTFEMU	2.720	Maturity	06/15/2032		140	(1)	(3)	(4)	0	0
Receive	CPTFEMU	2.049	Maturity	08/15/2034		3,500	(1)	(12)	(13)	6	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		1,200	(2)	(1)	(3)	2	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		80	(3)	3	0	0	0
Pay	CPTFEMU	1.945	Maturity	11/15/2048		100	(23)	7	(16)	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		200	(9)	15	6	0	0
Pay	CPTFEMU	2.590	Maturity	03/15/2052		700	(28)	50	22	0	(2)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	(8)	14	6	0	(1)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		230	(19)	17	(2)	0	(1)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		700	22	44	66	0	(1)
Pay	CPTFEMU	2.680	Maturity	04/15/2053		600	46	35	81	0	(1)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		400	34	23	57	0	(1)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		300	32	18	50	0	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		200	16	12	28	0	0
Pay	CPTFEMU	2.736	Maturity	10/15/2053		400	40	22	62	0	(1)
Pay	CPURNSA	2.700	Maturity	01/14/2026		$3,100	0	(23)	(23)	0	(3)
Pay	CPURNSA	2.800	Maturity	02/05/2026		1,800	0	(11)	(11)	0	(2)
Pay	CPURNSA	2.842	Maturity	02/13/2026		2,000	0	(12)	(12)	0	(2)
Pay	CPURNSA	3.043	Maturity	02/21/2026		2,000	0	(8)	(8)	0	(2)
Receive	CPURNSA	2.703	Maturity	05/25/2026		130	10	3	13	0	0
Pay	CPURNSA	2.102	Maturity	07/20/2027		1,800	(215)	(55)	(270)	0	(2)
Pay	CPURNSA	2.080	Maturity	07/25/2027		1,300	(158)	(40)	(198)	0	(2)
Pay	CPURNSA	2.122	Maturity	08/01/2027		1,900	(223)	(59)	(282)	0	(2)
Receive	CPURNSA	1.794	Maturity	08/24/2027		600	89	19	108	1	0
Receive	CPURNSA	1.798	Maturity	08/25/2027		300	44	10	54	0	0
Receive	CPURNSA	1.890	Maturity	08/27/2027		300	42	10	52	0	0
Pay	CPURNSA	2.180	Maturity	09/20/2027		650	(74)	(20)	(94)	0	(1)
Pay	CPURNSA	2.150	Maturity	09/25/2027		600	(70)	(19)	(89)	0	(1)
Pay	CPURNSA	2.155	Maturity	10/17/2027		1,400	(163)	(42)	(205)	0	(2)
Pay	CPURNSA	2.335	Maturity	02/05/2028		2,010	(184)	(57)	(241)	0	(3)
Pay	CPURNSA	2.353	Maturity	05/09/2028		630	(55)	(17)	(72)	0	(1)
Pay	CPURNSA	2.360	Maturity	05/09/2028		950	(83)	(25)	(108)	0	(2)
Pay	CPURNSA	2.364	Maturity	05/10/2028		960	(83)	(26)	(109)	0	(2)
Pay	CPURNSA	2.370	Maturity	06/06/2028		1,800	(158)	(48)	(206)	0	(3)
Receive	CPURNSA	2.573	Maturity	08/26/2028		1,100	68	26	94	2	0
Receive	CPURNSA	2.645	Maturity	09/10/2028		500	27	12	39	1	0
Pay	CPURNSA	2.165	Maturity	04/16/2029		1,100	(127)	(27)	(154)	0	(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2025 (Unaudited)

Pay	CPURNSA	1.954	Maturity	06/03/2029	400	(54)	(10)	(64)	0	(1)
Pay	CPURNSA	1.998	Maturity	07/25/2029	2,800	(359)	(69)	(428)	0	(3)
Receive	CPURNSA	2.311	Maturity	02/24/2031	8,300	896	163	1,059	10	0
Pay	FRCPXTOB	1.910	Maturity	01/15/2038	EUR	390	(47)	25	(22)	0	(1)
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	1,600	9	9	18	7	0
Pay	UKRPI	3.466	Maturity	09/15/2034	700	0	5	5	3	0

Total Swap Agreements	$83	$1,439	$1,522	$290	$(358)

(h)	Securities with an aggregate market value of $3,324 and cash of $3,036 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)	Future styled option variation margin liability of $(20) is outstanding at period end.
(2)	Unsettled variation margin asset of $6 and liability of $(12) for closed futures is outstanding at period end.
(3)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2025	JPY	33,407	$224	$1	$0
04/2025	$2,961	AUD	4,681	0	(36)
04/2025	377	JPY	56,829	2	0
05/2025	AUD	4,681	$2,962	36	0
05/2025	CNH	1,391	190	0	(2)
05/2025	JPY	56,638	377	0	(2)
05/2025	$531	CNH	3,846	0	(1)
06/2025	CNH	6,602	$904	0	(9)
06/2025	$304	CNH	2,194	0	0
07/2025	CNH	1,914	$266	0	0
08/2025	1,914	265	0	0
BOA	04/2025	EUR	454	490	0	(1)
04/2025	KRW	150,379	103	0	0
05/2025	CNH	1,360	186	0	(2)
05/2025	IDR	980,183	59	0	0
05/2025	$49	INR	4,218	0	0
06/2025	CNH	2,566	$353	0	(2)
06/2025	$149	CNH	1,076	0	0
06/2025	103	KRW	149,813	0	0
08/2025	CNH	1,452	$203	1	0
08/2025	TWD	83	3	0	0
BPS	04/2025	BRL	11,280	1,963	0	(13)
04/2025	EUR	26,512	27,800	0	(868)
04/2025	IDR	15,130,687	913	4	0
04/2025	ILS	320	87	1	0
04/2025	JPY	328,605	2,204	13	0
04/2025	TWD	87,157	2,650	25	0
04/2025	$1,970	BRL	11,280	7	(1)
04/2025	216	GBP	171	5	0
04/2025	1,237	IDR	20,246,984	0	(22)
04/2025	464	INR	40,330	7	0
04/2025	135	JPY	20,282	0	0
04/2025	504	KRW	731,167	0	(8)
04/2025	935	TWD	30,618	0	(13)
04/2025	192	ZAR	3,490	0	(2)
04/2025	ZAR	4,731	$259	1	0
05/2025	CNH	3,954	544	0	(2)
05/2025	IDR	2,916,403	175	1	0
05/2025	JPY	20,214	135	0	0
05/2025	$331	BRL	1,903	0	0
05/2025	877	IDR	14,557,345	0	(5)
05/2025	442	INR	37,900	1	0
06/2025	CNH	9,509	$1,308	0	(8)
06/2025	KRW	65,757	46	1	0
06/2025	PLN	764	198	1	0
06/2025	$865	PLN	3,331	0	(7)
07/2025	TWD	16,617	$511	8	0
08/2025	13,814	424	4	0
10/2025	BRL	10,600	1,768	1	(11)
BRC	04/2025	INR	1,406	16	0	0
04/2025	$79	IDR	1,285,264	0	(1)
04/2025	16	INR	1,405	0	0
05/2025	INR	1,409	$16	0	0
06/2025	KRW	468,442	324	5	0
06/2025	$43	PLN	167	0	0
BSH	04/2025	AUD	4,190	$2,655	36	0
04/2025	BRL	4,700	827	3	0
04/2025	$819	BRL	4,700	5	0
04/2025	3,609	JPY	541,951	5	0
05/2025	JPY	540,126	$3,609	0	(5)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2025 (Unaudited)

	06/2025		$334	PLN	1,286	0	(3)
CBK	04/2025	BRL	4,345		$763	2	0
	04/2025	IDR	18,874,080		1,138	4	0
	04/2025	ILS	986		270	5	0
	04/2025	INR	17,426		204	0	0
	04/2025		$757	BRL	4,345	5	0
	04/2025		3,891	CAD	5,542	0	(39)
	04/2025		1,179	IDR	19,343,121	0	(17)
	04/2025		304	INR	26,140	1	0
	04/2025		22	KRW	32,181	0	0
	04/2025		2,283	TWD	74,831	0	(30)
	05/2025	CAD	5,534		$3,891	39	0
	05/2025	IDR	3,756,626		226	1	0
	05/2025		$874	IDR	14,521,151	0	(4)
	06/2025	CNH	1,641		$226	0	(1)
	06/2025	KRW	2,771,834		1,931	43	0
	06/2025		$140	CNH	1,014	0	0
	07/2025	TWD	28,753		$884	13	0
	07/2025		$763	BRL	4,430	0	(2)
	08/2025	TWD	31,769		$975	10	0
DUB	04/2025	EUR	808		848	0	(26)
	04/2025	ILS	995		274	6	0
	04/2025	JPY	23,200		158	3	0
	04/2025	NZD	101		58	0	0
	04/2025		$245	IDR	4,075,098	0	(1)
	04/2025		82	INR	7,017	0	0
	04/2025		58	NZD	101	0	(1)
	05/2025	IDR	435,206		$26	0	0
	05/2025	NZD	101		58	1	0
	06/2025	KRW	2,031,199		1,415	32	0
FAR	04/2025	BRL	6,902		1,202	0	(8)
	04/2025	CHF	2,537		2,846	0	(21)
	04/2025	ILS	1,220		336	8	0
	04/2025	JPY	254,904		1,708	9	0
	04/2025		$1,202	BRL	6,902	8	0
	04/2025		2,575	JPY	387,734	10	0
	04/2025		33	TWD	1,072	0	0
	05/2025	JPY	386,428		$2,575	0	(10)
	05/2025		$135	CNH	977	0	(1)
	06/2025		1,202	BRL	6,989	8	0
	06/2025		411	PLN	1,587	0	(2)
	07/2025	CNH	974		$135	1	0
GLM	04/2025	BRL	39,284		6,930	70	(25)
	04/2025	IDR	2,952,684		178	1	0
	04/2025	KRW	228,943		156	1	0
	04/2025	TWD	70,910		2,184	48	0
	04/2025		$6,790	BRL	39,284	94	0
	04/2025		239	IDR	3,942,898	0	(3)
	04/2025		30	KRW	43,851	0	0
	05/2025	CNH	1,322		$180	0	(2)
	05/2025	IDR	1,805,091		108	0	0
	05/2025		$178	IDR	2,955,352	0	(1)
	06/2025		414	CNH	2,994	1	(1)
	06/2025		156	KRW	228,111	0	(1)
	06/2025		380	PLN	1,469	0	(2)
	07/2025	BRL	16,700		$2,790	0	(80)
	07/2025	TWD	2,831		87	1	0
	07/2025		$13	TWD	413	0	0
	10/2025	BRL	18,800		$3,086	0	(67)
JPM	04/2025		5,006		866	1	(12)
	04/2025	IDR	1,884,360		114	1	0
	04/2025	ILS	1,478		406	8	0
	04/2025	JPY	273,554		1,835	11	0
	04/2025		$872	BRL	5,006	5	0
	04/2025		29,761	EUR	27,592	74	0
	04/2025		93	IDR	1,520,601	0	(1)
	04/2025		170	INR	14,693	2	0
	04/2025		792	JPY	119,478	5	0
	04/2025		22	KRW	32,167	0	0
	04/2025		767	TWD	25,157	0	(10)
	04/2025	ZAR	2,569		$141	1	0
	05/2025	CNH	1,413		193	0	(2)
	05/2025	EUR	27,592		29,809	0	(74)
	05/2025	IDR	1,165,302		70	0	0
	05/2025	JPY	119,077		792	0	(5)
	05/2025		$498	CNH	3,607	1	0
	06/2025	CNH	3,793		$520	0	(5)
	06/2025	MXN	1,507		73	0	0
	06/2025		$474	BRL	2,797	10	0
	06/2025		1,034	PLN	3,993	0	(6)
	07/2025	CNH	1,844		$256	0	0
	07/2025	TWD	16,820		517	8	0
	07/2025		$321	BRL	1,880	2	0
	08/2025	CNH	1,746		$242	0	(1)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2025 (Unaudited)

08/2025	TWD	26,202	801	5	0
MBC	04/2025	AUD	491	306	0	(1)
04/2025	CHF	178	201	0	0
04/2025	EUR	17	18	0	0
04/2025	ILS	986	270	5	0
04/2025	$3,071	CHF	2,713	0	(5)
04/2025	216	EUR	199	0	(1)
04/2025	147	INR	12,713	2	0
04/2025	480	TWD	15,754	0	(5)
04/2025	ZAR	7,205	$394	2	0
05/2025	CHF	2,703	3,071	5	0
05/2025	CNH	1,379	190	0	0
05/2025	IDR	724,184	44	0	0
05/2025	JPY	6,703	45	0	0
05/2025	$245	CNH	1,779	0	0
06/2025	KRW	401,896	$279	6	0
06/2025	$421	PLN	1,625	0	(3)
07/2025	CNH	884	$123	0	0
07/2025	TWD	8,106	249	3	0
08/2025	CNH	2,335	325	1	0
08/2025	TWD	7,553	231	1	0
MYI	04/2025	CAD	5,544	3,895	42	0
04/2025	$110	TWD	3,586	0	(2)
04/2025	2,262	ZAR	41,346	0	(9)
05/2025	IDR	597,085	$36	0	0
06/2025	CNH	918	127	0	0
10/2025	BRL	400	65	0	(2)
NGF	06/2025	KRW	1,000,426	702	21	0
SCX	04/2025	BRL	10,867	1,859	0	(45)
04/2025	$1,893	BRL	10,867	12	0
04/2025	98	IDR	1,601,359	0	(2)
04/2025	208	JPY	31,306	1	0
04/2025	22	KRW	32,132	0	0
04/2025	138	TWD	4,556	0	(1)
05/2025	IDR	282,771	$17	0	0
05/2025	JPY	31,201	208	0	(1)
06/2025	CNH	2,555	350	0	(3)
06/2025	$1,859	BRL	11,005	45	0
08/2025	TWD	4,518	$138	1	0
SSB	04/2025	GBP	171	221	0	0
05/2025	$221	GBP	171	0	0
UAG	04/2025	IDR	2,539,511	$153	1	0
04/2025	JPY	250,627	1,684	14	0
04/2025	$153	IDR	2,539,511	0	(1)
05/2025	153	2,543,083	0	(1)

Total Forward Foreign Currency Contracts	$895	$(1,567)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	1,200	$(55)	$(35)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440%	01/25/2027	1,400	$(13)	$(13)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	1,400	(12)	(13)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	12,500	(113)	(107)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	12,500	(113)	(126)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	5,000	(46)	(50)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	5,000	(46)	(43)
MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.660	09/05/2025	4,100	(91)	(78)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	09/05/2025	4,100	(91)	(84)

$(525)	$(514)

Total Written Options	$(580)	$(549)

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Swap Agreements, at Value(4)
Counterparty	Index/Tranches			Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

DUB	CMBX.NA.AAA.8 Index			0.500%	Monthly	10/17/2057	$15	$(1)	$1	$0	$0
GST	CMBX.NA.AAA.8 Index			0.500	Monthly	10/17/2057	6	0	0	0	0
SAL	CMBX.NA.AAA.12 Index			0.500	Monthly	08/17/2061	400	(1)	0	0	(1)

								$(2)	$1	$0	$(1)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	BCOMF1TC Index	17,434	0.120%	Monthly	03/16/2026	$2,219	$0	$(3)	$0	$(3)
	Receive	BCOMF1TC Index	72,968	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	8,090	17	53	70	0
	Receive	BCOMTR Index	180,369	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	03/16/2026	46,346	0	437	437	0
CBK	Receive	BCOMF1TC Index	421	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	53	0	0	0	0
	Receive	BCOMTR Index	7,319	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	1,881	0	18	18	0
	Receive	CIXBSTR3 Index	118,366	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	05/15/2026	33,417	0	317	317	0
CIB	Receive	BCOMTR Index	11,132	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	06/15/2026	2,860	0	27	27	0
GST	Pay	SPGCINP Index	721	(0.070)%	Monthly	01/15/2026	157	0	5	5	0
	Receive	BCOMF1NTC Index	1,176	4.405% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	414	0	(2)	0	(2)
	Receive	BCOMF1TC Index	102,940	4.345% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	42,283	0	349	349	0
	Receive	BCOMTR Index	19,697	4.335% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	04/15/2026	5,061	0	48	48	0
	Receive	CMDSKEWLS Index	11,165	0.003%	Monthly	04/15/2026	3,918	0	275	275	0
JPM	Receive	JMABFNJ2 Index	35,936	0.000%	Monthly	01/30/2026	3,727	0	0	0	0
	Receive	BCOMF1TC Index	21,991	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	07/15/2026	4,724	0	39	39	0
	Receive	JMABNIC5 Index	61,603	0.000%	Monthly	07/15/2026	11,122	0	147	147	0
MAC	Receive	BCOMTR Index	12,979	4.335% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	08/17/2026	3,335	0	31	31	0
	Receive	PIMCODB Index	200,698	0.000%	Monthly	08/17/2026	39,632	0	565	565	0
MEI	Receive	BCOMTR Index	36	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	9	0	0	0	0
	Receive	BCOMTR2 Index	292,026	4.325% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	09/15/2026	56,697	0	532	532	0
MYC	Receive	BCOMTR Index	210,144	4.315% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	10/15/2026	53,997	0	509	509	0

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive	BCOMTR1 Index	102,417	4.355% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	10/15/2026	76,420	0	719	719	0
RBC	Receive	RBCAEC0T Index	50,266	4.305% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	11/16/2026	4,387	0	44	44	0
SOG	Receive	BCOMTR Index	10,441	4.305% (3-Month U.S. Treasury Bill rate plus a specified spread)	Monthly	12/15/2026	2,683	0	25	25	0

$17	$4,135	$4,157	$(5)

TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(5)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	N/A	4.490%	Maturity	04/25/2025	$40,000	$0	$458	$458	$0

VOLATILITY SWAPS
Swap Agreements, at Value
Counterparty	Pay/Receive Volatility	Reference Entity	Volatility Strike	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

JPM	Pay	GOLDLNPM Index(6)	4.203%	Maturity	10/22/2025	$10,168	$0	$191	$191	$0
Pay	GOLDLNPM Index(6)	6.325	Maturity	04/10/2026	4,453	0	168	168	0

$0	$359	$359	$0

Total Swap Agreements	$15	$4,953	$4,974	$(6)

(j)

Securities with an aggregate market value of $931 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

(6)	Variance Swap
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$226	$0	$226
U.S. Government Agencies	0	60,199	0	60,199
U.S. Treasury Obligations	0	408,417	0	408,417
Non-Agency Mortgage-Backed Securities	0	2,494	0	2,494
Asset-Backed Securities
CMBS Other	0	2,372	0	2,372
Home Equity Other	0	3,860	0	3,860
Whole Loan Collateral	0	2,329	0	2,329
Other ABS	0	21,123	0	21,123
Sovereign Issues	0	35,398	0	35,398
Preferred Securities
Banking & Finance	0	232	0	232
Short-Term Instruments
Repurchase Agreements	0	211,187	0	211,187
U.S. Treasury Bills	0	9,261	0	9,261

$0	$757,098	$0	$757,098

Consolidated Schedule of Investments PIMCO CommodityRealReturn® Strategy Portfolio (Cont.)	March 31, 2025 (Unaudited)

Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$106	$0	$0	$106

Total Investments	$106	$757,098	$0	$757,204

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(10,584)	$0	$(10,584)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	792	342	0	1,134
Over the counter	0	5,869	0	5,869

	$792	$6,211	$0	$7,003
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(739)	(399)	0	(1,138)
Over the counter	0	(2,122)	0	(2,122)

	$(739)	$(2,521)	$0	$(3,260)

Total Financial Derivative Instruments	$53	$3,690	$0	$3,743

Totals	$159	$750,205	$0	$750,363

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 28.3% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the

Notes to Financial Statements (Cont.)

value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Consolidated Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in the Portfolio’s prospectus.

4. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and

Notes to Financial Statements (Cont.)

Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$189	$85,030	$(85,100)	$(13)	$0	$106	$30	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPG	BNP Paribas Securities Corp.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	MAC	Macquarie Bank Limited	SOG	Societe Generale Paris
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MEI	Merrill Lynch International	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MSC	Morgan Stanley & Co. LLC.	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	MXN	Mexican Peso
BRL	Brazilian Real	ILS	Israeli Shekel	NZD	New Zealand Dollar
CAD	Canadian Dollar	INR	Indian Rupee	PLN	Polish Zloty
CHF	Swiss Franc	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
ICE	IntercontinentalExchange®	NYMEX	New York Mercantile Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BCOMF1NTC	Bloomberg Commodity Index 1-Month Forward Total Return Custom Index	CMDSKEWLS	CBEO SKEW Index is an index derived from the price of S&P 500 tail risk	MUTKCALM	Tokyo Overnight Average Rate
BCOMF1TC	Bloomberg Commodity Index 1-Month Forward Total Return	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	PIMCODB	PIMCO Custom Commodity Basket
BCOMTR	Bloomberg Commodity Index Total Return	CPTFEMU	Eurozone HICP ex-Tobacco Index	RBCAEC0T	Custom Commodity Forward Index
BCOMTR1	Bloomberg Custom Commodity Index	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SNG GA	Singapore Gasoil (Platts)
BCOMTR2	Bloomberg Custom Commodity Index	EUR003M	3 Month EUR Swap Rate	SNG KEROS	Singapore Jet Kerosene (Platts)
BOBL	Bundesobligation, the German word for federal government bond	FRCPXTOB	France Consumer Price ex-Tobacco Index	SOFR	Secured Overnight Financing Rate
BRENT	Brent Crude	GOLDLNPM	London Gold Market Fixing Ltd. PM	SONIO	Sterling Overnight Interbank Average Rate
CIXBSTR3	Custom Commodity Index	JMABFNJ2	J.P. Morgan Custom Commodity Index	SPGCINP	S&P GSCI Industrial Metals ER
CMBX	Commercial Mortgage-Backed Index	JMABNIC5	J.P. Morgan Custom Commodity Index	UKRPI	United Kingdom Retail Prices Index

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	oz.	Ounce
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced
CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap	WTI	West Texas Intermediate

Schedule of Investments PIMCO Dynamic Bond Portfolio	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 162.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.2%
Caesars Entertainment, Inc. 6.563% due 02/06/2031		$99	$99
Carnival Corp. 6.325% due 08/08/2027		107	107
Charter Communications Operating LLC 6.560% due 12/15/2031		183	183
Lifepoint Health, Inc. 8.052% due 05/17/2031 ~		424	412
MI Windows & Doors LLC 7.325% due 03/28/2031 ~		99	97
Modena Buyer LLC 8.791% due 07/01/2031 ~		100	97

Total Loan Participations and Assignments (Cost $1,011)			995

CORPORATE BONDS & NOTES 14.8%
BANKING & FINANCE 9.2%
Ally Financial, Inc. 6.848% due 01/03/2030 •		100	105
American Assets Trust LP 3.375% due 02/01/2031		200	177
Athene Global Funding 3.534% due 02/23/2027 ~	EUR	100	109
Avolon Holdings Funding Ltd.
2.528% due 11/18/2027		$40	37
4.950% due 01/15/2028		100	100
Banca Monte dei Paschi di Siena SpA 7.708% due 01/18/2028 ~	EUR	100	118
Bank of America Corp. 3.384% due 04/02/2026 •		$200	200
Barclays PLC
4.375% due 01/12/2026		300	300
7.437% due 11/02/2033 •		200	223
BGC Group, Inc. 6.150% due 04/02/2030 (b)		50	50
Blue Owl Finance LLC 6.250% due 04/18/2034		100	102
BNP Paribas SA
1.904% due 09/30/2028 •		200	186
5.786% due 01/13/2033 ~		200	205
BPCE SA 7.003% due 10/19/2034 •		250	272
Cantor Fitzgerald LP 7.200% due 12/12/2028		200	211
Capital One Financial Corp. 6.183% due 01/30/2036 ~		100	100
Cooperatieve Rabobank UA 5.500% due 10/05/2026		300	305
Deutsche Bank AG 6.119% due 07/14/2026 •		400	401
F&G Global Funding 5.875% due 01/16/2030		100	102
Fairfax Financial Holdings Ltd. 4.625% due 04/29/2030		100	99
Ford Motor Credit Co. LLC 5.800% due 03/05/2027		200	201
Goldman Sachs Group, Inc.
3.615% due 03/15/2028 •		100	98
3.691% due 06/05/2028 •		400	392
ING Groep NV 5.550% due 03/19/2035 •		200	202
JPMorgan Chase & Co.
2.947% due 02/24/2028 •		200	194
5.299% due 07/24/2029 •		200	204
JPMorgan Chase Bank NA 5.110% due 12/08/2026		250	253
Kennedy Wilson Europe Real Estate Ltd. 3.250% due 11/12/2025	EUR	63	67
Lloyds Banking Group PLC 5.462% due 01/05/2028 •		$200	203
Mitsubishi UFJ Financial Group, Inc. 5.242% due 04/19/2029 •		200	204

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Morgan Stanley
5.123% due 02/01/2029 •		200	203
5.230% due 01/15/2031 ~		200	203
Nationwide Building Society 4.302% due 03/08/2029 •		500	493
NatWest Group PLC 4.892% due 05/18/2029 •		200	200
Sumitomo Mitsui Financial Group, Inc. 5.454% due 01/15/2032		200	205
UBS Group AG
6.327% due 12/22/2027 •		250	257
7.750% due 03/01/2029 ~	EUR	200	244
VICI Properties LP 4.950% due 02/15/2030		$200	198
Wells Fargo & Co.
1.000% due 02/02/2027	EUR	100	105
3.584% due 05/22/2028 •		$200	196
Wells Fargo Bank NA 5.254% due 12/11/2026		200	203

			7,927

INDUSTRIALS 4.3%
AbbVie, Inc. 4.950% due 03/15/2031		200	203
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		194	194
American Airlines Pass-Through Trust 3.000% due 04/15/2030		249	236
Boeing Co. 6.298% due 05/01/2029		100	105
Broadcom, Inc. 5.050% due 04/15/2030		200	203
Coty, Inc. 5.000% due 04/15/2026		74	74
Delta Air Lines, Inc. 7.000% due 05/01/2025		400	401
Exela Intermediate LLC (11.500% Cash) 11.500% due 04/15/2026 (c)		195	29
Flora Food Management BV 6.875% due 07/02/2029	EUR	100	110
Frontier Communications Holdings LLC 8.750% due 05/15/2030		$100	105
Hilton Domestic Operating Co., Inc. 3.750% due 05/01/2029		100	93
International Distribution Services PLC 7.375% due 09/14/2030	GBP	100	134
Mars, Inc. 5.000% due 03/01/2032		$100	100
Nissan Motor Co. Ltd. 4.345% due 09/17/2027		500	486
Petroleos Mexicanos 5.950% due 01/28/2031		100	85
T-Mobile USA, Inc. 3.875% due 04/15/2030		300	288
Thames Water Utilities Finance PLC
4.375% due 07/03/2034	GBP	100	96
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (d)		1	1
United Airlines Pass-Through Trust 5.875% due 04/15/2029		$43	43
United Airlines, Inc. 4.625% due 04/15/2029		300	284
Venture Global Calcasieu Pass LLC 3.875% due 11/01/2033		100	86
Virgin Media Secured Finance PLC 5.250% due 05/15/2029	GBP	100	120
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028		$200	200

			3,676

UTILITIES 1.3%
BP Capital Markets BV 3.360% due 09/12/2031	EUR	200	215
Dominion Energy, Inc. 5.000% due 06/15/2030		$50	50
Edison International 6.250% due 03/15/2030		100	101
EPH Financing International AS 6.651% due 11/13/2028	EUR	100	117
Georgia Power Co. 4.700% due 05/15/2032		$100	99
Pacific Gas & Electric Co.
3.150% due 01/01/2026		200	198
4.200% due 03/01/2029		200	194

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

6.150% due 01/15/2033	100	103
Southern California Gas Co. 2.950% due 04/15/2027	100	97

		1,174

Total Corporate Bonds & Notes (Cost $12,979)		12,777

MUNICIPAL BONDS & NOTES 0.1%
WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007 0.000% due 06/01/2047 (d)	1,000	94

Total Municipal Bonds & Notes (Cost $129)		94

U.S. GOVERNMENT AGENCIES 65.6%
Freddie Mac
1.687% due 07/15/2047 •(a)	355	43
2.000% due 01/25/2051 (a)	947	89
Ginnie Mae 4.000% due 11/20/2050 - 03/20/2051 •	207	187
Uniform Mortgage-Backed Security 5.000% due 02/01/2053	349	343
Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	2,500	2,166
3.500% due 05/01/2055	2,100	1,893
4.000% due 05/01/2055	4,300	4,001
4.500% due 05/01/2055	3,700	3,538
5.000% due 05/01/2055	24,500	23,993
5.500% due 05/01/2055	3,400	3,393
6.000% due 06/01/2055	14,900	15,105
6.500% due 06/01/2055	1,800	1,853

Total U.S. Government Agencies (Cost $56,486)		56,604

U.S. TREASURY OBLIGATIONS 12.0%
U.S. Treasury Inflation Protected Securities (f)
0.625% due 07/15/2032	1,749	1,633
1.125% due 01/15/2033	1,813	1,737
1.750% due 01/15/2034	413	413
1.875% due 07/15/2034	1,822	1,840
2.375% due 01/15/2027	16	16
U.S. Treasury Notes
0.500% due 02/28/2026 (i)(k)	1,000	968
4.250% due 11/15/2034	3,700	3,711

Total U.S. Treasury Obligations (Cost $10,206)		10,318

NON-AGENCY MORTGAGE-BACKED SECURITIES 5.4%
American Home Mortgage Assets Trust 4.855% due 06/25/2037 •	306	293
Banc of America Funding Trust
4.754% due 02/20/2047 •	263	251
4.814% due 07/20/2036 •	227	226
Banc of America Mortgage Trust 5.432% due 06/25/2035 ~	21	19
BCAP LLC Trust 5.250% due 06/26/2036	304	112
Bear Stearns Adjustable Rate Mortgage Trust
4.284% due 11/25/2034 •	247	219
7.584% due 01/25/2035 ~	2	2
CBA Commercial Small Balance Commercial Mortgage 4.935% due 06/25/2038 •	357	287
Countrywide Alternative Loan Trust
4.614% due 02/20/2047 ~	127	102
5.500% due 04/25/2035	406	279
6.000% due 02/25/2037	273	108
6.500% due 11/25/2037	370	169
Countrywide Home Loan Mortgage Pass-Through Trust 4.183% due 02/20/2036 ~	140	125
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.095% due 08/25/2037 •	240	194
Downey Savings & Loan Association Mortgage Loan Trust 4.621% due 10/19/2036 •	274	245
First Horizon Alternative Mortgage Securities Trust
4.400% due 01/25/2036 •	94	47
5.292% due 06/25/2036 •	61	49
6.142% due 06/25/2034 ~	37	37
First Horizon Mortgage Pass-Through Trust 5.140% due 11/25/2037 ~	365	154
GSMPS Mortgage Loan Trust 8.000% due 01/25/2035	200	205
HarborView Mortgage Loan Trust 5.251% due 11/19/2034 •	14	13

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

IndyMac INDX Mortgage Loan Trust
3.464% due 08/25/2037 •	164	115
5.333% due 10/25/2034 ~	11	10
Lehman XS Trust 4.885% due 08/25/2046 •	186	191
Mortgage Equity Conversion Asset Trust 4.540% due 05/25/2042 ~	129	127
New Residential Mortgage Loan Trust 4.500% due 05/25/2058 •	142	139
Residential Accredit Loans, Inc. Trust 6.202% due 09/25/2037 •	519	345
Thornburg Mortgage Securities Trust
5.685% due 06/25/2037 •	11	11
5.989% due 06/25/2037 •	112	95
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~	308	294
WaMu Mortgage Pass-Through Certificates Trust 4.895% due 04/25/2045 •	17	17
Washington Mutual Mortgage Pass-Through Certificates Trust 5.885% due 09/25/2035 •	168	149

Total Non-Agency Mortgage-Backed Securities (Cost $5,419)		4,629

ASSET-BACKED SECURITIES 7.1%
CMBS OTHER 0.4%
Arbor Realty Commercial Real Estate Notes Ltd. 5.784% due 11/15/2036 •	185	185
MF1 Ltd. 5.511% due 10/16/2036 ~	156	156

		341

HOME EQUITY OTHER 4.5%
Countrywide Asset-Backed Certificates Trust
4.428% due 07/25/2036 þ	208	197
4.695% due 12/25/2036 •	191	175
4.715% due 06/25/2047 •	295	270
4.795% due 11/25/2047 •	28	33
4.855% due 05/25/2047 •	933	821
6.095% due 08/25/2035 þ	7	7
GSAA Home Equity Trust 5.985% due 06/25/2036 •	860	196
GSAMP Trust 4.835% due 11/25/2036 ~	686	321
HSI Asset Securitization Corp. Trust
4.655% due 12/25/2036 •	1,704	432
4.875% due 12/25/2036 •	479	117
Morgan Stanley ABS Capital, Inc. Trust
4.575% due 11/25/2036 •	131	63
4.585% due 10/25/2036 ~	325	169
4.685% due 07/25/2036 •	211	191
4.735% due 07/25/2036 ~	584	213
4.795% due 03/25/2036 •	10	8
5.015% due 01/25/2036 •	98	95
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.235% due 02/25/2037 •	1,745	481
Securitized Asset-Backed Receivables LLC Trust 5.200% due 02/25/2034 •	67	68

		3,857

WHOLE LOAN COLLATERAL 0.3%
Securitized Asset-Backed Receivables LLC Trust 5.095% due 08/25/2035 ~	347	265

OTHER ABS 1.9%
Belle Haven ABS CDO Ltd. 7.860% due 11/03/2044 •	475	125
Carlyle Global Market Strategies CLO Ltd. 5.513% due 07/20/2032 •	378	378
Carlyle U.S. CLO Ltd. 5.452% due 10/15/2031 ~	207	207
KKR CLO Ltd. 5.699% due 10/15/2030 •	101	101
LCM Ltd. 5.393% due 07/20/2030 ~	38	38
Sierra Madre Funding Ltd.
4.808% due 09/07/2039 •	221	132
4.828% due 09/07/2039 •	1,191	710

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Triaxx Prime CDO Ltd. 0.506% due 10/02/2039 •		56	1

			1,692

Total Asset-Backed Securities (Cost $8,533)			6,155

SOVEREIGN ISSUES 14.0%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (d)	BRL	17,073	2,792
Dominican Republic International Bond 10.750% due 06/01/2036	DOP	11,900	196
Egypt Government International Bond 21.954% due 03/04/2028	EGP	6,700	136
Israel Government International Bond 5.375% due 03/12/2029		$400	403
Japan Government International Bond
2.000% due 12/20/2044	JPY	100,000	646
2.200% due 03/20/2064		49,000	290
2.300% due 12/20/2054		60,000	385
Mexico Government International Bond
2.750% due 11/27/2031 (f)	MXN	2,105	90
3.000% due 12/03/2026 (f)		8,001	376
4.000% due 11/30/2028 (f)		1,179	56
6.350% due 02/09/2035		$200	201
Peru Government International Bond
5.400% due 08/12/2034	PEN	1,400	348
6.150% due 08/12/2032		3,200	875
6.900% due 08/12/2037		1,400	376
6.950% due 08/12/2031		5,900	1,717
7.300% due 08/12/2033		2,300	661
Republic of South Africa Government International Bond
4.850% due 09/30/2029		$200	189
7.000% due 02/28/2031	ZAR	1,900	92
8.000% due 01/31/2030		11,500	601
8.250% due 03/31/2032		3,500	176
8.500% due 01/31/2037		9,100	413
8.875% due 02/28/2035		7,400	361
9.000% due 01/31/2040		8,200	370
Romania Government International Bond 1.750% due 07/13/2030	EUR	100	90
Turkey Government International Bond 7.625% due 05/15/2034		$200	202

Total Sovereign Issues (Cost $11,860)			12,042

		SHARES
PREFERRED SECURITIES 0.0%
BANKING & FINANCE 0.0%
Nationwide Building Society ~		250	42

Total Preferred Securities (Cost $53)			42

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 41.8%
COMMERCIAL PAPER 2.6%
Alimentation Couche-Tard, Inc. 4.630% due 04/15/2025		$250	250
CBRE Services, Inc. 4.720% due 04/17/2025		250	249
HA Sustainable Infrastructure Capital, Inc. 5.150% due 04/24/2025		250	249
International Flavors & Fragrances, Inc. 4.950% due 04/16/2025		250	250
Jones Lang LaSalle Finance BV 4.750% due 04/22/2025		250	249
Keurig Dr. Pepper, Inc. 4.600% due 04/23/2025		250	249
Kinder Morgan, Inc. 4.600% due 04/14/2025		250	250
Marsh & McLennan Cos, Inc. 4.600% due 04/17/2025		250	249

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Targa Resources Corp. 4.700% due 04/01/2025	250	250

		2,245

REPURCHASE AGREEMENTS (g) 37.0%		31,900

U.S. TREASURY BILLS 2.2%
4.302% due 06/05/2025 (d)(e)	1,900	1,886

Total Short-Term Instruments (Cost $36,031)		36,031

Total Investments in Securities (Cost $142,707)		139,687

	SHARES
INVESTMENTS IN AFFILIATES 18.2%
SHORT-TERM INSTRUMENTS 18.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 18.2%
PIMCO Short-Term Floating NAV Portfolio III	1,617,082	15,741

Total Short-Term Instruments (Cost $15,732)		15,741

Total Investments in Affiliates (Cost $15,732)		15,741

Total Investments 180.2% (Cost $158,439)		$155,428
Financial Derivative Instruments (h)(j) 0.5%(Cost or Premiums, net $661)		435
Other Assets and Liabilities, net (80.7)%		(69,609)

Net Assets 100.0%		$86,254

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Payment in-kind security.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.410%	04/01/2025	04/02/2025	$15,600	U.S. Treasury Bonds 2.250% due 05/15/2041	$(15,975)	$15,600	$15,600
4.450	03/31/2025	04/01/2025	16,300	U.S. Treasury Inflation Protected Securities 1.375% due 07/15/2033	(16,704)	16,300	16,302

Total Repurchase Agreements	$(32,679)	$31,900	$31,902

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (2.2)%
Ginnie Mae, TBA	4.000%	04/01/2055	$200	$(187)	$(187)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2055	2,200	(1,743)	(1,749)

Total Short Sales (2.2)%	$(1,930)	$(1,936)

(1)	Includes accrued interest.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	1	$1	$0	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	1	1	0	0
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	2	2	(1)	0
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	1	1	0	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	1	1	0	0
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	2	2	(1)	(1)

Total Written Options	$(2)	$(2)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	10	$2,409	$(6)	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	10	2,398	(10)	0	0
3-Month SOFR Active Contract June Futures	09/2026	10	2,414	(5)	0	0
3-Month SOFR Active Contract March Futures	06/2025	10	2,392	(8)	0	0
3-Month SOFR Active Contract March Futures	06/2026	10	2,412	(5)	0	0
3-Month SOFR Active Contract September Futures	12/2025	10	2,405	(8)	0	0
Canada Government 10-Year Bond June Futures	06/2025	8	690	11	1	0
Long Gilt June Futures	06/2025	6	711	(7)	7	0
U.S. Treasury 2-Year Note June Futures	06/2025	15	3,108	20	0	0
U.S. Treasury 5-Year Note June Futures	06/2025	150	16,223	237	0	(5)

$219	$8	$(5)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BOBL June Futures	06/2025	5	$(637)	$6	$1	$(1)
Euro-Bund June Futures	06/2025	7	(975)	20	0	(4)
Euro-Schatz June Futures	06/2025	6	(694)	0	0	(1)
Japan Government 10-Year Bond June Futures	06/2025	4	(3,691)	(20)	0	(27)
U.S. Treasury 10-Year Note June Futures	06/2025	25	(2,780)	(33)	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	96	(10,956)	(129)	0	(9)
U.S. Treasury Long-Term Bond June Futures	06/2025	5	(586)	(14)	0	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	38	(4,646)	(96)	0	(17)

$(266)	$1	$(60)

Total Futures Contracts	$(47)	$9	$(65)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2026	0.346%	$100	$2	$(1)	$1	$0	$0
General Electric Co.	1.000	Quarterly	06/20/2026	0.077	400	4	0	4	0	0

$6	$(1)	$5	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.HY-41 5-Year Index	(5.000)%	Quarterly	12/20/2028	$1,059	$(63)	$(1)	$(64)	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$8,400	$188	$(26)	$162	$0	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	3,000	55	0	55	0	0
CDX.iTraxx Crossover 42 5-Year Index	5.000	Quarterly	06/20/2030	EUR	180	17	(2)	15	0	(1)

$260	$(28)	$232	$0	$(1)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	8,900	$(243)	$(21)	$(264)	$39	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/10/2026		$9,000	10	(11)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028		4,790	166	54	220	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		910	2	(4)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.545	Annual	10/31/2030		200	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030		2,400	0	19	19	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.589	Annual	10/31/2030		5,000	0	38	38	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	10/31/2030		1,600	0	12	12	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.601	Annual	10/31/2030		1,400	0	10	10	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030		400	0	2	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		300	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030		200	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		1,100	0	2	2	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030		500	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		1,100	0	0	0	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030		700	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		300	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031		1,400	(1)	(1)	(2)	0	(3)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.798	Annual	12/31/2031		3,700	0	(29)	(29)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033		170	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		50	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		200	(1)	(1)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		200	(1)	(2)	(3)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	07/14/2044		100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		700	146	107	253	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.999	Annual	07/03/2053		60	3	17	20	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.842	Annual	09/19/2053		200	66	5	71	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.874	Annual	09/19/2053		300	97	8	105	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.060	Semi-Annual	10/27/2053		100	6	29	35	0	(1)
Pay	1-Year BRL-CDI	10.768	Maturity	01/04/2027	BRL	21,300	0	(210)	(210)	6	0
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027		2,300	0	(17)	(17)	1	0
Pay	1-Year BRL-CDI	11.566	Maturity	01/04/2027		12,700	0	(92)	(92)	4	0
Receive	1-Year BRL-CDI	11.691	Maturity	01/04/2027		23,700	0	163	163	0	(7)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	80	0	3	3	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034	AUD	6,300	46	28	74	31	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	100	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		200	(1)	(7)	(8)	0	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027	200	(2)	(6)	(8)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027	100	0	(3)	(3)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	500	(7)	3	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035	100	0	(4)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035	100	0	(2)	(2)	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035	100	0	(1)	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035	3,160	(135)	8	(127)	13	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	1,010	84	(2)	82	0	(8)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	1,000	(14)	(30)	(44)	0	(2)

$219	$65	$284	$98	$(60)

Total Swap Agreements	$422	$35	$457	$98	$(61)

(i)	Securities with an aggregate market value of $464 and cash of $1,468 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2025	$979	AUD	1,547	$0	$(12)
04/2025	38	JPY	5,699	0	0
04/2025	252	SGD	336	0	(1)
05/2025	AUD	1,547	$979	12	0
05/2025	CNH	804	110	0	(1)
05/2025	JPY	2,724	18	0	0
05/2025	SGD	336	252	1	0
05/2025	$443	CNH	3,205	0	(1)
06/2025	CNH	2,252	$308	0	(3)
06/2025	$270	CNH	1,951	0	0
07/2025	CNH	1,595	$221	0	0
08/2025	1,595	221	0	0
BOA	04/2025	IDR	13,027,665	788	5	0
04/2025	SEK	320	30	0	(2)
04/2025	$43	EUR	41	1	0
04/2025	787	IDR	13,027,665	0	(4)
04/2025	205	KRW	300,759	0	(1)
05/2025	CNH	786	$107	0	(1)
05/2025	IDR	490,100	29	0	0
05/2025	$33	INR	2,812	0	0
06/2025	CNH	1,149	$158	0	(1)
06/2025	KRW	299,627	205	1	0
06/2025	$132	CNH	956	0	0
08/2025	CNH	726	$101	1	0
08/2025	TWD	41	1	0	0
BPS	04/2025	AUD	234	148	2	0
04/2025	BRL	10,060	1,752	0	(11)
04/2025	EUR	980	1,028	0	(32)
04/2025	GBP	68	86	0	(2)
04/2025	IDR	10,866,225	655	2	0
04/2025	ILS	160	43	0	0
04/2025	KRW	576,782	400	9	0
04/2025	SGD	131	98	1	0
04/2025	TWD	57,069	1,739	20	0
04/2025	$1,749	BRL	10,060	14	(1)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

	04/2025		959	IDR	15,733,843	0	(14)
	04/2025		255	INR	22,094	4	0
	04/2025		202	JPY	30,146	0	(1)
	04/2025		152	KRW	221,388	0	(2)
	04/2025		61	SGD	82	0	0
	04/2025		900	TWD	29,591	0	(9)
	04/2025	ZAR	2,366		$129	1	0
	05/2025	CNH	2,959		407	0	(1)
	05/2025	IDR	1,458,277		88	0	0
	05/2025	JPY	972		7	0	0
	05/2025	SGD	82		61	0	0
	05/2025		$296	BRL	1,703	0	0
	05/2025		244	IDR	4,055,510	0	(1)
	05/2025		295	INR	25,266	0	0
	06/2025	CNH	2,800		$384	0	(3)
	06/2025	KRW	26,404		19	1	0
	06/2025	PLN	384		99	1	0
	06/2025		$439	PLN	1,704	1	(2)
	07/2025	TWD	7,273		$224	4	0
	08/2025		5,902		181	2	0
	10/2025	BRL	6,400		1,072	1	(2)
BRC	04/2025	INR	636		7	0	0
	04/2025	PEN	661		181	1	0
	04/2025	TRY	478		12	0	0
	04/2025		$112	IDR	1,837,261	0	(2)
	04/2025		182	PEN	661	0	(2)
	04/2025		99	SGD	133	0	(1)
	04/2025		621	TRY	24,073	2	(4)
	05/2025		523		20,423	0	(14)
	06/2025	MXN	366		$18	0	0
	06/2025	PEN	215		58	0	0
	06/2025	TRY	141		3	0	0
	06/2025		$30	PLN	117	0	0
	06/2025		199	TRY	7,930	0	(9)
	09/2025	PEN	663		$182	2	0
BSH	04/2025	AUD	1,313		832	11	0
	04/2025	PEN	3,239		856	0	(25)
	04/2025		$174	JPY	26,069	0	0
	05/2025	JPY	25,981		$174	0	0
	06/2025	PEN	2,522		676	0	(9)
	06/2025		$176	PLN	678	0	(1)
CBK	04/2025	BRL	3,355		$589	1	0
	04/2025	CAD	430		300	1	0
	04/2025	DOP	3,052		49	1	0
	04/2025	IDR	4,827,831		291	1	0
	04/2025	ILS	691		190	4	0
	04/2025	INR	9,586		112	0	0
	04/2025	PEN	1,425		382	0	(6)
	04/2025	TWD	32,970		1,006	13	0
	04/2025		$584	BRL	3,355	4	0
	04/2025		1,716	CAD	2,444	0	(17)
	04/2025		423	IDR	6,963,600	0	(5)
	04/2025		360	INR	31,221	5	0
	04/2025		11	KRW	16,090	0	0
	04/2025		543	PEN	1,985	0	(3)
	04/2025		1,118	TWD	36,639	0	(15)
	05/2025	CAD	2,441		$1,716	17	0
	05/2025	IDR	1,878,288		113	1	0
	05/2025		$244	IDR	4,045,426	0	(1)
	06/2025	CNH	730		$101	0	0
	06/2025	KRW	1,089,897		759	17	0
	06/2025	PEN	718		195	0	(1)
	07/2025	TWD	12,840		395	6	0
	07/2025		$589	BRL	3,420	0	(2)
	08/2025	PEN	2,688		$724	0	(5)
	08/2025	TWD	13,712		421	4	0
	09/2025	PEN	2,857		775	2	(1)
DUB	04/2025	ILS	697		192	4	0
	04/2025	JPY	172,300		1,171	23	0
	04/2025	NZD	37		21	0	0
	04/2025	SGD	40		30	0	0
	04/2025		$222	IDR	3,686,093	0	(1)
	04/2025		49	INR	4,210	0	0
	04/2025		21	NZD	37	0	0
	04/2025		129	SGD	172	0	0
	05/2025	IDR	217,562		$13	0	0
	05/2025	NZD	37		21	0	0
	05/2025	SGD	172		129	0	0
	06/2025	KRW	905,615		631	14	0
FAR	04/2025	BRL	2,476		431	0	(3)
	04/2025	CHF	1,171		1,313	0	(10)
	04/2025	ILS	789		217	5	0
	04/2025		$431	BRL	2,476	3	0
	04/2025		276	JPY	41,279	1	(1)
	04/2025		16	TWD	536	0	0
	05/2025	JPY	18,588		$124	0	(1)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

	05/2025		$113	CNH	814	0	(1)
	06/2025		431	BRL	2,507	3	0
	06/2025		332	PLN	1,285	0	(2)
	07/2025	CNH	811		$113	1	0
GLM	04/2025	BRL	17,595		3,103	30	(11)
	04/2025	IDR	2,670,815		161	1	0
	04/2025	KRW	45,492		31	0	0
	04/2025	PEN	2,322		623	0	(9)
	04/2025	TRY	234		6	0	0
	04/2025		$3,051	BRL	17,595	32	0
	04/2025		251	IDR	4,126,381	0	(3)
	04/2025		203	KRW	297,840	0	(1)
	04/2025		21	TRY	805	0	0
	05/2025	CNH	765		$104	0	(1)
	05/2025	IDR	902,546		54	0	0
	05/2025		$161	IDR	2,673,227	0	(1)
	06/2025	KRW	274,872		$188	1	0
	06/2025		$40	CNH	295	0	0
	06/2025		31	KRW	45,337	0	0
	06/2025		267	PLN	1,030	0	(2)
	07/2025	DOP	1,604		$25	0	0
	07/2025	TWD	3,315		102	2	0
	09/2025	PEN	534		146	1	0
	10/2025	BRL	10,673		1,755	0	(36)
JPM	04/2025		1,373		240	0	(1)
	04/2025	IDR	75,804		5	0	0
	04/2025	ILS	896		246	5	0
	04/2025	SGD	42		32	0	0
	04/2025	TRY	452		11	0	0
	04/2025	TWD	4,371		133	2	0
	04/2025		$239	BRL	1,373	2	0
	04/2025		1,212	EUR	1,124	3	0
	04/2025		44	IDR	728,879	0	(1)
	04/2025		291	INR	25,322	5	0
	04/2025		201	JPY	30,030	0	(1)
	04/2025		11	KRW	16,083	0	0
	04/2025		823	TWD	27,109	0	(7)
	04/2025	ZAR	1,284		$70	0	0
	05/2025	CNH	817		112	0	(1)
	05/2025	EUR	1,124		1,214	0	(3)
	05/2025	IDR	582,601		35	0	0
	05/2025	JPY	5,728		38	0	0
	05/2025		$415	CNH	3,006	1	0
	05/2025		56	TRY	2,506	7	0
	06/2025	CNH	731		$100	0	(1)
	06/2025	MXN	5,961		289	1	0
	06/2025		$504	PLN	1,954	0	(2)
	07/2025	CNH	1,537		$213	0	0
	07/2025	TWD	7,363		226	3	0
	07/2025		$222	BRL	1,298	1	0
	08/2025	CNH	1,456		$202	0	(1)
	08/2025	TWD	23,802		727	4	0
MBC	04/2025	CHF	356		402	0	0
	04/2025	EUR	185		201	1	0
	04/2025	SGD	360		270	2	0
	04/2025	TWD	6,157		190	5	0
	04/2025		$1,727	CHF	1,526	0	(3)
	04/2025		93	GBP	72	0	0
	04/2025		81	INR	7,055	1	0
	04/2025		205	TWD	6,730	0	(2)
	04/2025	ZAR	3,649		$200	1	0
	05/2025	CHF	1,520		1,727	3	0
	05/2025	CNH	1,476		204	0	0
	05/2025	IDR	362,084		22	0	0
	05/2025	JPY	44,100		294	0	(1)
	05/2025		$205	CNH	1,483	0	0
	06/2025	KRW	155,693		$108	2	0
	06/2025		$72	PLN	280	0	(1)
	07/2025	CNH	737		$102	0	0
	07/2025	TWD	3,470		106	1	0
	08/2025	CNH	5,083		708	2	0
	08/2025	TWD	3,220		98	1	0
MYI	04/2025	CAD	2,015		1,416	15	0
	04/2025	SGD	151		113	0	0
	04/2025	ZAR	9,901		542	2	0
	05/2025	IDR	298,542		18	0	0
	06/2025	CNH	418		58	0	0
	06/2025		$17	PLN	67	0	0
NGF	06/2025	KRW	401,717		$282	8	0
SCX	04/2025	BRL	10,579		1,810	0	(44)
	04/2025	TWD	3,261		101	2	0
	04/2025		$1,842	BRL	10,579	12	0
	04/2025		140	IDR	2,289,098	0	(3)
	04/2025		112	JPY	16,506	0	(2)
	04/2025		11	KRW	16,066	0	0
	04/2025		59	TWD	1,942	0	(1)

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

	05/2025	CNH	1,408		$195		1	0
	05/2025	IDR	141,377		9		0	0
	05/2025	JPY	1,501		10		0	0
	06/2025	CNH	364		50		0	0
	06/2025		$1,810	BRL	10,714		44	0
	08/2025	TWD	1,926		$59		1	0
UAG	04/2025	IDR	707,473		43		0	0
	04/2025		$43	IDR	707,473		0	0
	04/2025		150	JPY	22,248		0	(1)
	04/2025		7	TRY	274		0	0
	05/2025		43	IDR	708,468		0	0
	06/2025		23	PLN	90		0	0

Total Forward Foreign Currency Contracts							$436	$(390)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.255%	08/16/2039	1,000	$96	$80
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.255	08/16/2039	1,000	96	110
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	10/30/2025	17,100	92	68
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	15,300	93	37
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.808	07/31/2034	500	44	38
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.808	07/31/2034	500	44	47
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.800	07/12/2034	1,000	86	76
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.800	07/12/2034	1,000	86	94

Total Purchased Options							$637	$550

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC CDX.IG-44 5-Year Index		Sell	1.000%	07/16/2025	100	$0	$0
RBC	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	100	(1)	0

							$(1)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	100	$0	$0
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	100	0	0
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	17,100	(35)	(20)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	17,100	(57)	(36)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	15,300	(35)	(6)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	15,300	(58)	(14)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	100	0	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	100	(1)	0
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	100	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	100	(1)	0
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	100	0	0

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	100	0	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	100	0	0
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	100	(1)	0
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	100	0	0
NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	100	0	0
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	100	0	0

$(192)	$(81)

Total Written Options	$(193)	$(81)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	ABX.HE.AAA.6-2 Index «	0.110%	Monthly	05/25/2046	$345	$(93)	$66	$0	$(27)
MYC	ABX.HE.AAA.6-2 Index «	0.110	Monthly	05/25/2046	410	(110)	78	0	(32)

Total Swap Agreements	$(203)	$144	$0	$(59)

(k)

Securities with an aggregate market value of $83 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$995	$0	$995
Corporate Bonds & Notes
Banking & Finance	0	7,927	0	7,927
Industrials	0	3,676	0	3,676
Utilities	0	1,174	0	1,174
Municipal Bonds & Notes
West Virginia	0	94	0	94
U.S. Government Agencies	0	56,604	0	56,604
U.S. Treasury Obligations	0	10,318	0	10,318
Non-Agency Mortgage-Backed Securities	0	4,629	0	4,629
Asset-Backed Securities
CMBS Other	0	341	0	341
Home Equity Other	0	3,857	0	3,857
Whole Loan Collateral	0	265	0	265
Other ABS	0	1,692	0	1,692
Sovereign Issues	0	12,042	0	12,042
Preferred Securities
Banking & Finance	0	42	0	42
Short-Term Instruments
Commercial Paper	0	2,245	0	2,245
Repurchase Agreements	0	31,900	0	31,900
U.S. Treasury Bills	0	1,886	0	1,886

$0	$139,687	$0	$139,687
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$15,741	$0	$0	$15,741

Schedule of Investments PIMCO Dynamic Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total Investments	$15,741	$139,687	$0	$155,428

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(1,936)	$0	$(1,936)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	9	98	0	107
Over the counter	0	986	0	986

	$9	$1,084	$0	$1,093
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33)	(95)	0	(128)
Over the counter	0	(471)	(59)	(530)

	$(33)	$(566)	$(59)	$(658)

Total Financial Derivative Instruments	$(24)	$518	$(59)	$435

Totals	$15,717	$138,269	$(59)	$153,927

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$14,550	$16,397	$(15,200)	$(1)	$(5)	$15,741	$199	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GLM	Goldman Sachs Bank USA	RBC	Royal Bank of Canada

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	SEK	Swedish Krona
CHF	Swiss Franc	JPY	Japanese Yen	SGD	Singapore Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	TRY	Turkish New Lira
DOP	Dominican Peso	MXN	Mexican Peso	TWD	Taiwanese Dollar
EGP	Egyptian Pound	NZD	New Zealand Dollar	USD (or $)	United States Dollar
EUR	Euro	PEN	Peruvian New Sol	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	CDX.HY	Credit Derivatives Index - High Yield	SOFR	Secured Overnight Financing Rate
BOBL	Bundesobligation, the German word for federal government bond	CDX.IG	Credit Derivatives Index - Investment Grade	SONIO	Sterling Overnight Interbank Average Rate
CAONREPO	Canadian Overnight Repo Rate Average

Other Abbreviations:
ABS	Asset-Backed Security	BRL-CDI	Brazil Interbank Deposit Rate	EURIBOR	Euro Interbank Offered Rate
ALT	Alternate Loan Trust	CDO	Collateralized Debt Obligation	OIS	Overnight Index Swap
BBR	Bank Bill Rate	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	CMBS	Collateralized Mortgage-Backed Security

Schedule of Investments PIMCO Emerging Markets Bond Portfolio	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 103.4% ¤
ALBANIA 0.1%
SOVEREIGN ISSUES 0.1%
Albania Government International Bond 3.500% due 11/23/2031	EUR	200	$205

Total Albania (Cost $224)			205

ANGOLA 0.5%
SOVEREIGN ISSUES 0.5%
Angolan Government International Bond
8.250% due 05/09/2028		$200	187
8.750% due 04/14/2032		400	345
9.375% due 05/08/2048		200	158
9.500% due 11/12/2025		300	300

Total Angola (Cost $992)			990

ARGENTINA 3.2%
SOVEREIGN ISSUES 3.2%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$770	562
1.000% due 07/09/2029		404	314
3.500% due 07/09/2041 þ		3,727	2,165
4.125% due 07/09/2035 þ(k)		1,876	1,176
4.125% due 07/09/2046 þ		303	187
5.000% due 01/09/2038 þ(k)		2,292	1,513
Provincia de Buenos Aires 6.625% due 09/01/2037 þ		135	87
Provincia de Neuquen Argentina 6.875% due 04/27/2030 þ		140	134

Total Argentina (Cost $5,259)			6,138

ARMENIA 0.4%
SOVEREIGN ISSUES 0.4%
Republic of Armenia International Bond
3.600% due 02/02/2031		$500	425
3.950% due 09/26/2029		300	269

Total Armenia (Cost $790)			694

AZERBAIJAN 0.7%
CORPORATE BONDS & NOTES 0.7%
Southern Gas Corridor CJSC 6.875% due 03/24/2026		$1,400	1,415

Total Azerbaijan (Cost $1,414)			1,415

BAHRAIN 0.3%
SOVEREIGN ISSUES 0.3%
Bahrain Government International Bond
4.250% due 01/25/2028		$300	287
7.500% due 09/20/2047		300	297

Total Bahrain (Cost $581)			584

BENIN 0.1%
SOVEREIGN ISSUES 0.1%
Benin Government International Bond 7.960% due 02/13/2038		$200	187

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total Benin (Cost $194)			187

BERMUDA 0.2%
CORPORATE BONDS & NOTES 0.2%
Star Energy Geothermal Darajat 4.850% due 10/14/2038		$400	367

Total Bermuda (Cost $400)			367

BRAZIL 8.0%
CORPORATE BONDS & NOTES 1.9%
Banco do Brasil SA 8.500% due 07/29/2026	MXN	16,000	778
Brazil Minas SPE via State of Minas Gerais 5.333% due 02/15/2028		$1,290	1,284
CSN Inova Ventures 6.750% due 01/28/2028		500	478
Unigel Luxembourg SA (11.000% Cash or 12.000% PIK) 11.000% due 12/31/2028 ^(b)(c)		305	127
Unigel Luxembourg SA (13.500% Cash or 15.000% PIK) 13.500% due 12/31/2027 ^(b)(c)		143	130
Vale Overseas Ltd. 6.400% due 06/28/2054		200	198
Vale SA 0.000% due 12/29/2049 ~(i)	BRL	10,380	624

			3,619

SOVEREIGN ISSUES 6.1%
Brazil Government International Bond
4.750% due 01/14/2050		$513	363
7.125% due 05/13/2054		400	383
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (f)	BRL	63,600	10,400
Brazil Notas do Tesouro Nacional 6.000% due 08/15/2050		4,474	664

			11,810

Total Brazil (Cost $16,181)			15,429

BULGARIA 0.4%
SOVEREIGN ISSUES 0.4%
Bulgaria Government International Bond
3.625% due 09/05/2032	EUR	400	439
5.000% due 03/05/2037		$400	387

Total Bulgaria (Cost $843)			826

CAMEROON 0.3%
SOVEREIGN ISSUES 0.3%
Republic of Cameroon International Bond
5.950% due 07/07/2032	EUR	550	467
9.500% due 11/19/2025		$67	67

Total Cameroon (Cost $668)			534

CANADA 0.2%
CORPORATE BONDS & NOTES 0.2%
Ivanhoe Mines Ltd. 7.875% due 01/23/2030		$300	302

Total Canada (Cost $300)			302

CAYMAN ISLANDS 1.9%
CONVERTIBLE BONDS & NOTES 0.3%
Meituan 0.000% due 04/27/2027 (f)		$600	598

CORPORATE BONDS & NOTES 1.6%
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (f)		475	371
Gaci First Investment Co. 4.875% due 02/14/2035		1,400	1,352

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

ICD Funding Ltd. 3.223% due 04/28/2026	200	197
Interoceanica Finance Ltd.
0.000% due 11/30/2025 (f)	26	26
0.000% due 05/15/2030 (f)	464	378
7.860% due 05/15/2030	200	206
Lima Metro Line 2 Finance Ltd. 5.875% due 07/05/2034	81	82
Poinsettia Finance Ltd. 6.625% due 06/17/2031	540	491
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (b)	31	4
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (b)	31	4
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (b)	62	7
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (b)	93	11
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (b)	94	11
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (b)	44	5

		3,145

Total Cayman Islands (Cost $3,735)		3,743

CHILE 2.8%
CORPORATE BONDS & NOTES 1.9%
Banco del Estado de Chile 7.950% due 05/02/2029 •(i)(j)	$300	315
Corp. Nacional del Cobre de Chile
3.700% due 01/30/2050	300	206
4.250% due 07/17/2042	200	159
4.875% due 11/04/2044	600	505
5.125% due 02/02/2033	300	290
6.300% due 09/08/2053	300	299
6.330% due 01/13/2035	300	309
6.780% due 01/13/2055	300	308
Empresa de los Ferrocarriles del Estado
3.068% due 08/18/2050	200	122
3.830% due 09/14/2061	200	131
Empresa de Transporte de Pasajeros Metro SA 3.650% due 05/07/2030	200	188
Empresa Nacional del Petroleo
5.950% due 07/30/2034	200	203
6.150% due 05/10/2033	200	205
Engie Energia Chile SA 6.375% due 04/17/2034	200	206
GNL Quintero SA 4.634% due 07/31/2029	318	314

		3,760

SOVEREIGN ISSUES 0.9%
Chile Government International Bond
3.100% due 05/07/2041 (k)	300	221
3.250% due 09/21/2071	800	482
4.340% due 03/07/2042	600	517
5.650% due 01/13/2037	500	508

		1,728

Total Chile (Cost $6,247)		5,488

COLOMBIA 2.3%
CORPORATE BONDS & NOTES 0.7%
Ecopetrol SA
5.875% due 05/28/2045	$400	281
6.875% due 04/29/2030	200	199
7.750% due 02/01/2032	500	491
8.375% due 01/19/2036	400	390

		1,361

SOVEREIGN ISSUES 1.6%
Colombia Government International Bond
5.000% due 06/15/2045	1,300	877
5.200% due 05/15/2049	500	334
6.125% due 01/18/2041	400	326
7.500% due 02/02/2034	500	496
8.000% due 11/14/2035	300	302
8.375% due 11/07/2054	300	287

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

8.750% due 11/14/2053		400	398

			3,020

Total Colombia (Cost $5,173)			4,381

COSTA RICA 0.2%
SOVEREIGN ISSUES 0.2%
Costa Rica Government International Bond 7.300% due 11/13/2054		$300	311

Total Costa Rica (Cost $285)			311

CZECH REPUBLIC 0.2%
CORPORATE BONDS & NOTES 0.2%
EPH Financing International AS 6.651% due 11/13/2028	EUR	300	350

Total Czech Republic (Cost $336)			350

DOMINICAN REPUBLIC 3.3%
SOVEREIGN ISSUES 3.3%
Dominican Republic Central Bank Notes
12.000% due 10/03/2025	DOP	8,300	132
13.000% due 12/05/2025		50,200	801
13.000% due 01/30/2026		6,100	98
Dominican Republic International Bond
4.875% due 09/23/2032		$700	637
5.300% due 01/21/2041		400	338
5.500% due 02/22/2029		200	197
5.875% due 01/30/2060		600	508
6.000% due 07/19/2028 (k)		500	504
6.000% due 02/22/2033		500	487
6.500% due 02/15/2048		300	283
6.600% due 06/01/2036		150	150
6.950% due 03/15/2037		400	404
7.050% due 02/03/2031		150	156
7.150% due 02/24/2055		400	401
8.625% due 04/20/2027		300	308
10.750% due 06/01/2036	DOP	12,100	199
11.250% due 09/15/2035		12,800	217
13.625% due 02/10/2034		23,800	462

Total Dominican Republic (Cost $6,659)			6,282

ECUADOR 1.0%
SOVEREIGN ISSUES 1.0%
Ecuador Government International Bond
0.000% due 07/31/2030 (f)		$779	377
5.000% due 07/31/2040 þ		495	222
5.500% due 07/31/2035 þ		1,507	746
6.900% due 07/31/2030 þ		862	515
Ecuador Social Bond SARL 0.000% due 01/30/2035 (f)		43	30

Total Ecuador (Cost $2,278)			1,890

EGYPT 2.2%
SOVEREIGN ISSUES 2.2%
Egypt Government International Bond
4.750% due 04/16/2026	EUR	300	319
6.375% due 04/11/2031		900	827
7.300% due 09/30/2033		$300	248
7.625% due 05/29/2032		1,700	1,471
8.500% due 01/31/2047		200	152
8.625% due 02/04/2030		400	387
8.875% due 05/29/2050		600	467
9.450% due 02/04/2033		400	378

Total Egypt (Cost $4,046)			4,249

EL SALVADOR 0.7%
SOVEREIGN ISSUES 0.7%
El Salvador Government International Bond
8.250% due 04/10/2032		$30	30
9.250% due 04/17/2030		300	313
9.650% due 11/21/2054		1,000	1,004

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total El Salvador (Cost $1,298)			1,347

GERMANY 0.6%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
The Stepstone Group MidCo 2 GMBH TBD% due 12/04/2031 ~	EUR	1,000	1,078

Total Germany (Cost $1,027)			1,078

GHANA 0.7%
SOVEREIGN ISSUES 0.7%
Ghana Government International Bond
0.000% due 07/03/2026 (f)		$72	67
0.000% due 01/03/2030 (f)		147	114
1.500% due 01/03/2037		900	376
5.000% due 07/03/2029 þ		722	632
5.000% due 07/03/2035 þ		299	213

Total Ghana (Cost $1,418)			1,402

GUATEMALA 0.6%
SOVEREIGN ISSUES 0.6%
Guatemala Government International Bond
4.650% due 10/07/2041		$200	157
4.875% due 02/13/2028		410	402
6.050% due 08/06/2031		200	199
6.125% due 06/01/2050		300	270
6.600% due 06/13/2036		200	202

Total Guatemala (Cost $1,300)			1,230

HONG KONG 0.3%
CORPORATE BONDS & NOTES 0.3%
Fortune Star BVI Ltd.
3.950% due 10/02/2026	EUR	300	311
5.050% due 01/27/2027		$300	286

Total Hong Kong (Cost $553)			597

HUNGARY 1.8%
CORPORATE BONDS & NOTES 0.1%
MVM Energetika Ltd. 7.500% due 06/09/2028		$200	211

SOVEREIGN ISSUES 1.7%
Hungary Government International Bond
1.625% due 04/28/2032	EUR	100	92
2.125% due 09/22/2031		$250	203
5.250% due 06/16/2029		500	499
5.500% due 06/16/2034		200	194
5.500% due 03/26/2036		600	575
6.250% due 09/22/2032		200	206
6.750% due 09/25/2052		400	411
7.625% due 03/29/2041		100	113
Magyar Export-Import Bank Zrt 6.125% due 12/04/2027		400	408
MFB Magyar Fejlesztesi Bank Zrt 6.500% due 06/29/2028		500	516

			3,217

Total Hungary (Cost $3,398)			3,428

INDIA 0.4%
CORPORATE BONDS & NOTES 0.2%
Adani Transmission Step-One Ltd. 4.250% due 05/21/2036		$145	120
IIFL Finance Ltd. 8.750% due 07/24/2028		300	301

			421

SOVEREIGN ISSUES 0.2%
Export-Import Bank of India 3.250% due 01/15/2030		500	464

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total India (Cost $944)			885

INDONESIA 4.0%
CORPORATE BONDS & NOTES 2.8%
Freeport Indonesia PT 5.315% due 04/14/2032		$400	393
Indonesia Asahan Aluminium PT 5.450% due 05/15/2030		800	806
Pertamina Persero PT
1.400% due 02/09/2026		500	486
6.000% due 05/03/2042		500	485
6.450% due 05/30/2044		1,500	1,532
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
4.000% due 06/30/2050		800	557
4.125% due 05/15/2027		200	197
4.375% due 02/05/2050		200	148
5.250% due 05/15/2047		400	343
6.250% due 01/25/2049		400	390

			5,337

SOVEREIGN ISSUES 1.2%
Indonesia Government International Bond
3.875% due 01/15/2033	EUR	300	320
4.125% due 01/15/2037		300	315
5.250% due 01/17/2042		$800	768
5.650% due 01/11/2053		200	197
6.750% due 01/15/2044		300	336
7.750% due 01/17/2038		100	121
Perusahaan Penerbit SBSN Indonesia 5.650% due 11/25/2054		200	195

			2,252

Total Indonesia (Cost $8,122)			7,589

IRELAND 1.2%
CORPORATE BONDS & NOTES 0.1%
CIMA Finance DAC 2.950% due 09/05/2029		$284	260

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.5%
Republic of Panama 4.103% (EUR006M + 1.750%) due 03/07/2027 «~	EUR	900	971

SOVEREIGN ISSUES 0.6%
Avenir Issuer Ireland DAC 6.000% due 03/22/2027 \		$281	269
Republic of Angola Via Avenir Issuer Ireland DAC 6.927% due 02/19/2027		923	874

			1,143

Total Ireland (Cost $2,399)			2,374

ISLE OF MAN 0.1%
CORPORATE BONDS & NOTES 0.1%
AngloGold Ashanti Holdings PLC 6.500% due 04/15/2040		$100	102

Total Isle of Man (Cost $103)			102

ISRAEL 1.0%
CORPORATE BONDS & NOTES 0.3%
ICL Group Ltd. 6.375% due 05/31/2038		$200	203
Israel Electric Corp. Ltd. 3.750% due 02/22/2032		300	268
Leviathan Bond Ltd. 6.125% due 06/30/2025		200	200

			671

SOVEREIGN ISSUES 0.7%
Israel Government International Bond
5.375% due 03/12/2029		100	101
5.375% due 02/19/2030		500	504
5.625% due 02/19/2035		500	497

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

5.750% due 03/12/2054		300	276

			1,378

Total Israel (Cost $2,055)			2,049

ITALY 0.1%
SOVEREIGN ISSUES 0.1%
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$200	208

Total Italy (Cost $199)			208

IVORY COAST 1.5%
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.6%
Republic of Cote d'lvoire 5.403% (EUR006M + 3.050%) due 03/09/2026 «~	EUR	1,000	1,074

SOVEREIGN ISSUES 0.9%
Ivory Coast Government International Bond
4.875% due 01/30/2032		349	334
5.250% due 03/22/2030		263	271
5.750% due 12/31/2032 þ		$477	453
5.875% due 10/17/2031	EUR	200	203
6.625% due 03/22/2048		200	169
6.875% due 10/17/2040		200	182
8.075% due 04/01/2036 (a)		$200	192

			1,804

Total Ivory Coast (Cost $2,989)			2,878

JAMAICA 0.1%
CORPORATE BONDS & NOTES 0.1%
TransJamaican Highway Ltd. 5.750% due 10/10/2036		$174	161

Total Jamaica (Cost $174)			161

JORDAN 0.4%
SOVEREIGN ISSUES 0.4%
Jordan Government International Bond
5.750% due 01/31/2027		$200	197
7.375% due 10/10/2047		300	262
7.500% due 01/13/2029		200	200
7.750% due 01/15/2028		200	203

Total Jordan (Cost $919)			862

KAZAKHSTAN 1.1%
CORPORATE BONDS & NOTES 0.5%
KazMunayGas National Co. JSC
5.750% due 04/19/2047		$500	438
6.375% due 10/24/2048		200	187
Tengizchevroil Finance Co. International Ltd. 3.250% due 08/15/2030		400	350

			975

SOVEREIGN ISSUES 0.6%
Development Bank of Kazakhstan JSC
5.500% due 04/15/2027		500	502
5.750% due 05/12/2025		700	700

			1,202

Total Kazakhstan (Cost $2,177)			2,177

KENYA 0.7%
SOVEREIGN ISSUES 0.7%
Republic of Kenya Government International Bond
6.300% due 01/23/2034		$200	156
7.250% due 02/28/2028		400	386
9.500% due 03/05/2036		200	184
9.750% due 02/16/2031		600	588

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total Kenya (Cost $1,384)			1,314

LATVIA 0.3%
SOVEREIGN ISSUES 0.3%
Latvia Government International Bond 5.125% due 07/30/2034		$500	496

Total Latvia (Cost $495)			496

LEBANON 0.0%
SOVEREIGN ISSUES 0.0%
Lebanon Government International Bond 8.250% due 05/17/2034 ^(c)		$600	96

Total Lebanon (Cost $38)			96

LUXEMBOURG 1.7%
		SHARES
COMMON STOCKS 0.1%
Foresea Holdings SA «		9,903	249

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.6%
Chile Electricity Lux MPC SARL
5.580% due 10/20/2035		$400	400
5.672% due 10/20/2035 (a)		200	200
6.010% due 01/20/2033		465	478
FORESEA Holding SA 7.500% due 06/15/2030		123	119
Greensaif Pipelines Bidco SARL
5.853% due 02/23/2036		300	304
6.103% due 08/23/2042		300	301
6.129% due 02/23/2038		300	309
6.510% due 02/23/2042		300	314
Petrorio Luxembourg Trading SARL 6.125% due 06/09/2026		300	302
Saavi Energia SARL 8.875% due 02/10/2035		300	304

			3,031

Total Luxembourg (Cost $3,087)			3,280

MACEDONIA 0.3%
SOVEREIGN ISSUES 0.3%
North Macedonia Government International Bond 6.960% due 03/13/2027	EUR	500	565

Total Macedonia (Cost $531)			565

MALAYSIA 0.7%
CORPORATE BONDS & NOTES 0.7%
Petronas Capital Ltd.
3.404% due 04/28/2061		$300	196
4.800% due 04/21/2060		300	261
5.848% due 04/03/2055 (a)		800	812

Total Malaysia (Cost $1,376)			1,269

MEXICO 8.7%
		SHARES
COMMON STOCKS 0.0%
Desarrolladora Homex SAB de CV (d)		17,978	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Hipotecaria Su Casita SA «(d)		5,259	0

			0

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 3.7%
Banco Mercantil del Norte SA
6.625% due 01/24/2032 •(i)(j)		$400	358
7.500% due 06/27/2029 •(i) (j)		200	197
BBVA Bancomer SA 7.625% due 02/11/2035 •(j)		300	304
Comision Federal de Electricidad 6.264% due 02/15/2052		200	173
FIEMEX Energia - Banco Actinver SA Institucion de Banca Multiple 7.250% due 01/31/2041		199	197
Industrias Penoles SAB de CV 4.750% due 08/06/2050		400	310
Petroleos Mexicanos
6.625% due 06/15/2038		400	298
6.750% due 09/21/2047		460	315
6.950% due 01/28/2060		1,900	1,298
7.690% due 01/23/2050		4,600	3,454
Trust Fibra Uno 6.390% due 01/15/2050		200	161

			7,065

SOVEREIGN ISSUES 5.0%
Mexico Government International Bond
3.000% due 12/03/2026 (h)	MXN	99,379	4,674
3.750% due 04/19/2071		$500	283
3.771% due 05/24/2061		2,044	1,194
4.000% due 11/30/2028 (h)	MXN	6,738	319
5.000% due 04/27/2051 (k)		$900	692
5.750% due 10/12/2110		1,200	945
6.400% due 05/07/2054		200	183
6.875% due 05/13/2037		600	616
7.375% due 05/13/2055		700	717

			9,623

Total Mexico (Cost $21,129)			16,688

MONGOLIA 0.1%
SOVEREIGN ISSUES 0.1%
Mongolia Government International Bond 7.875% due 06/05/2029		$200	205

Total Mongolia (Cost $198)			205

MOROCCO 0.3%
CORPORATE BONDS & NOTES 0.2%
OCP SA 5.125% due 06/23/2051		$500	385

SOVEREIGN ISSUES 0.1%
Morocco Government International Bond 4.000% due 12/15/2050		200	136

Total Morocco (Cost $654)			521

NAMIBIA 0.1%
SOVEREIGN ISSUES 0.1%
Namibia Government International Bond 5.250% due 10/29/2025		$300	297

Total Namibia (Cost $300)			297

NETHERLANDS 1.1%
		SHARES
COMMON STOCKS 0.0%
Stichting Administratiekantoor (d)		1,222	1

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 1.1%
Metinvest BV 8.500% due 04/23/2026		$400	367
Mong Duong Finance Holdings BV 5.125% due 05/07/2029		305	296
NE Property BV 1.875% due 10/09/2026	EUR	400	425
Prosus NV
1.539% due 08/03/2028		200	203
2.031% due 08/03/2032		100	93
3.257% due 01/19/2027		$200	194
3.680% due 01/21/2030		200	185
4.027% due 08/03/2050		200	135
Unigel Netherlands Holding Corp. BV (15.000% Cash or 15.000% PIK) 15.000% due 12/31/2044 ^(b)(c)		263	5
Yinson Boronia Production BV 8.947% due 07/31/2042		297	314

			2,217

Total Netherlands (Cost $2,454)			2,218

NIGERIA 1.4%
CORPORATE BONDS & NOTES 0.3%
BOI Finance BV 7.500% due 02/16/2027	EUR	600	650

SOVEREIGN ISSUES 1.1%
Nigeria Government International Bond
6.500% due 11/28/2027		$600	577
7.875% due 02/16/2032		600	534
8.250% due 09/28/2051		200	157
8.375% due 03/24/2029		200	194
8.747% due 01/21/2031		200	191
9.625% due 06/09/2031		200	198
10.375% due 12/09/2034		300	302

			2,153

Total Nigeria (Cost $2,950)			2,803

OMAN 1.1%
SOVEREIGN ISSUES 1.1%
Oman Government International Bond
5.625% due 01/17/2028		$600	605
6.000% due 08/01/2029		600	617
6.500% due 03/08/2047		300	304
7.000% due 01/25/2051		500	533

Total Oman (Cost $1,946)			2,059

PAKISTAN 0.8%
SOVEREIGN ISSUES 0.8%
Pakistan Government International Bond
6.000% due 04/08/2026		$500	475
6.875% due 12/05/2027		400	365
7.375% due 04/08/2031		200	171
8.875% due 04/08/2051		300	235
8.875% due 04/08/2051 (k)		300	236

Total Pakistan (Cost $1,397)			1,482

PANAMA 1.3%
CORPORATE BONDS & NOTES 0.4%
Aeropuerto Internacional de Tocumen SA 5.125% due 08/11/2061		$300	213
Banco General SA 5.250% due 05/07/2031 •(i)(j)		400	354

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Banco Nacional de Panama 2.500% due 08/11/2030		200	166

			733

SOVEREIGN ISSUES 0.9%
Panama Government International Bond
4.300% due 04/29/2053		600	367
4.500% due 04/01/2056		900	551
4.500% due 01/19/2063		300	183
6.853% due 03/28/2054		600	526
7.875% due 03/01/2057		200	197

			1,824

Total Panama (Cost $3,438)			2,557

PARAGUAY 0.8%
SOVEREIGN ISSUES 0.8%
Paraguay Government International Bond
4.700% due 03/27/2027		$143	142
5.850% due 08/21/2033		200	200
6.000% due 02/09/2036		200	200
6.100% due 08/11/2044		200	190
6.650% due 03/04/2055		200	201
7.900% due 02/09/2031	PYG	3,116,000	387
8.500% due 03/04/2035		1,502,000	187

Total Paraguay (Cost $1,559)			1,507

PERU 2.1%
CORPORATE BONDS & NOTES 1.5%
Banco de Credito del Peru SA 5.850% due 01/11/2029		$500	516
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	1,700	496
InRetail Consumer 3.250% due 03/22/2028		$500	473
Kallpa Generacion SA 5.875% due 01/30/2032		200	205
Niagara Energy SAC 5.746% due 10/03/2034		300	297
Petroleos del Peru SA
4.750% due 06/19/2032		600	451
5.625% due 06/19/2047		700	442

			2,880

SOVEREIGN ISSUES 0.6%
Peru Government International Bond
3.230% due 07/28/2121		200	108
3.300% due 03/11/2041		200	147
5.875% due 08/08/2054		370	359
6.900% due 08/12/2037	PEN	1,200	322
6.950% due 08/12/2031		700	204

			1,140

Total Peru (Cost $4,298)			4,020

PHILIPPINES 1.5%
CORPORATE BONDS & NOTES 0.3%
San Miguel Global Power Holdings Corp. 8.125% due 12/02/2029 ~(i)		$500	505

SOVEREIGN ISSUES 1.2%
Philippines Government International Bond
2.650% due 12/10/2045		200	128
2.950% due 05/05/2045		400	273
3.700% due 03/01/2041		1,000	806
9.500% due 02/02/2030		900	1,087

			2,294

Total Philippines (Cost $3,271)			2,799

POLAND 1.5%
CORPORATE BONDS & NOTES 0.1%
ORLEN SA 6.000% due 01/30/2035		$200	205

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

SOVEREIGN ISSUES 1.4%
Bank Gospodarstwa Krajowego
5.750% due 07/09/2034		400	408
6.250% due 10/31/2028		200	210
6.250% due 07/09/2054		400	404
Republic of Poland Government International Bond
4.875% due 02/12/2030		200	202
5.375% due 02/12/2035		400	402
5.500% due 04/04/2053		650	613
5.500% due 03/18/2054		400	376

			2,615

Total Poland (Cost $2,824)			2,820

QATAR 2.1%
CORPORATE BONDS & NOTES 0.9%
Nakilat, Inc. 6.067% due 12/31/2033		$77	80
QatarEnergy
3.125% due 07/12/2041		600	450
3.300% due 07/12/2051		1,400	968
QatarEnergy LNG S3 5.838% due 09/30/2027		164	168

			1,666

SOVEREIGN ISSUES 1.2%
Qatar Government International Bond
4.400% due 04/16/2050		800	687
4.817% due 03/14/2049		800	735
4.875% due 02/27/2035		500	508
5.103% due 04/23/2048		500	480

			2,410

Total Qatar (Cost $4,494)			4,076

ROMANIA 1.2%
SOVEREIGN ISSUES 1.2%
Romania Government International Bond
2.625% due 12/02/2040	EUR	300	197
2.875% due 04/13/2042		500	328
5.250% due 03/10/2030		500	545
5.250% due 05/30/2032		100	104
5.625% due 05/30/2037		500	494
6.375% due 09/18/2033		300	331
7.625% due 01/17/2053		$300	299

Total Romania (Cost $2,715)			2,298

RUSSIA 0.1%
SOVEREIGN ISSUES 0.1%
Russia Government International Bond 5.625% due 04/04/2042		$300	210

Total Russia (Cost $294)			210

SAUDI ARABIA 3.9%
CORPORATE BONDS & NOTES 0.9%
Saudi Arabian Oil Co.
3.500% due 11/24/2070		$300	186
4.250% due 04/16/2039		1,000	873
5.250% due 07/17/2034		400	403
5.875% due 07/17/2064		400	375

			1,837

SOVEREIGN ISSUES 3.0%
Saudi Government International Bond
3.450% due 02/02/2061		200	124
3.750% due 01/21/2055		400	273
4.500% due 10/26/2046 (k)		4,000	3,290
5.000% due 01/16/2034 (k)		1,000	994
5.375% due 01/13/2031		500	513

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

5.625% due 01/13/2035		500	514

			5,708

Total Saudi Arabia (Cost $8,870)			7,545

SENEGAL 0.7%
SOVEREIGN ISSUES 0.7%
Senegal Government International Bond
4.750% due 03/13/2028	EUR	100	94
5.375% due 06/08/2037		200	144
6.250% due 05/23/2033		$300	224
6.750% due 03/13/2048		200	131
7.750% due 06/10/2031 (k)		800	681

Total Senegal (Cost $1,618)			1,274

SERBIA 0.4%
SOVEREIGN ISSUES 0.4%
Serbia Government International Bond
1.650% due 03/03/2033	EUR	500	422
6.000% due 06/12/2034		$400	397

Total Serbia (Cost $988)			819

SINGAPORE 0.3%
CORPORATE BONDS & NOTES 0.3%
Flex Ltd. 4.875% due 06/15/2029		$100	100
Medco Bell Pte. Ltd. 6.375% due 01/30/2027		200	199
Yinson Production Financial Services Pte. Ltd. 9.625% due 05/03/2029		200	209

Total Singapore (Cost $501)			508

SLOVENIA 0.4%
SOVEREIGN ISSUES 0.4%
Slovenia Government International Bond 5.000% due 09/19/2033		$700	705

Total Slovenia (Cost $695)			705

SOUTH AFRICA 2.3%
CORPORATE BONDS & NOTES 0.5%
Eskom Holdings SOC Ltd. 8.450% due 08/10/2028		$500	518
Sasol Financing USA LLC 8.750% due 05/03/2029		500	504

			1,022

SOVEREIGN ISSUES 1.8%
Republic of South Africa Government International Bond
4.850% due 09/30/2029		400	377
5.000% due 10/12/2046		300	207
5.750% due 09/30/2049		600	443
5.875% due 04/20/2032		200	190
7.100% due 11/19/2036		300	291
7.300% due 04/20/2052		300	266
7.950% due 11/19/2054		300	283
8.500% due 01/31/2037	ZAR	3,900	177
8.875% due 02/28/2035		25,300	1,235

			3,469

Total South Africa (Cost $4,870)			4,491

SOUTH KOREA 1.0%
CORPORATE BONDS & NOTES 0.8%
LG Chem Ltd. 1.375% due 07/07/2026 (k)		$900	863

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

SK Hynix, Inc. 6.500% due 01/17/2033		600	645

			1,508

SOVEREIGN ISSUES 0.2%
Korea National Oil Corp. 4.875% due 04/03/2029		400	404

Total South Korea (Cost $1,933)			1,912

SRI LANKA 0.8%
SOVEREIGN ISSUES 0.8%
Sri Lanka Government International Bond
3.100% due 01/15/2030 þ		$259	230
3.350% due 03/15/2033 þ		508	401
3.600% due 06/15/2035 þ		343	234
3.600% due 05/15/2036 þ		238	187
3.600% due 02/15/2038 þ		276	219
4.000% due 04/15/2028		316	298

Total Sri Lanka (Cost $1,461)			1,569

SUPRANATIONAL 0.3%
CORPORATE BONDS & NOTES 0.3%
African Export-Import Bank 2.634% due 05/17/2026		$600	582

Total Supranational (Cost $600)			582

SWITZERLAND 0.1%
CORPORATE BONDS & NOTES 0.1%
UBS Group AG 6.373% due 07/15/2026 •(k)		$250	251

Total Switzerland (Cost $250)			251

TRINIDAD AND TOBAGO 0.2%
CORPORATE BONDS & NOTES 0.1%
National Gas Co. of Trinidad & Tobago Ltd. 6.050% due 01/15/2036		$200	185

SOVEREIGN ISSUES 0.1%
Trinidad & Tobago Government International Bond 5.950% due 01/14/2031		300	293

Total Trinidad and Tobago (Cost $482)			478

TURKEY 6.1%
CORPORATE BONDS & NOTES 0.4%
Turkcell Iletisim Hizmetleri AS 7.450% due 01/24/2030		$400	404
Turkish Airlines Pass-Through Trust 4.200% due 09/15/2028		352	341

			745

LOAN PARTICIPATIONS AND ASSIGNMENTS 1.1%
SOCAR Turkey Enerji AS 5.931% (EUR006M + 3.450%) due 08/11/2026 ~	EUR	1,000	1,081
Turkiye Vakiflar Bankasi TAO 5.785% (EUR003M + 3.000%) due 12/15/2028 «~		1,000	1,073

			2,154

SOVEREIGN ISSUES 4.6%
Turkey Government International Bond
4.875% due 04/16/2043		$700	489
5.750% due 05/11/2047		1,400	1,049
5.875% due 06/26/2031		500	466
6.000% due 01/14/2041		600	492
6.500% due 01/03/2035		200	186
6.875% due 03/17/2036		1,200	1,144
7.125% due 02/12/2032		500	492
7.125% due 07/17/2032		200	197
7.625% due 05/15/2034		1,000	1,009
9.125% due 07/13/2030		700	764

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

27.700% due 09/27/2034	TRY	32,300	763
45.031% due 05/20/2026 ~		1,400	37
45.031% due 08/19/2026 ~		3,300	86
45.031% due 05/17/2028 ~		32,200	803
45.111% due 06/16/2027 ~		19,400	496
Turkiye Ihracat Kredi Bankasi AS 7.500% due 02/06/2028		$400	404

			8,877

Total Turkey (Cost $12,757)			11,776

UKRAINE 0.9%
SOVEREIGN ISSUES 0.9%
Ukraine Government International Bond
0.000% due 02/01/2030 þ(g)		$118	61
0.000% due 02/01/2034 þ(g)		440	175
0.000% due 02/01/2035 þ(g)		371	206
0.000% due 02/01/2036 þ(g)		153	85
0.000% due 08/01/2041 ~		120	87
1.750% due 02/01/2029 þ		200	130
1.750% due 02/01/2034 þ		1,038	555
1.750% due 02/01/2035 þ		701	368
1.750% due 02/01/2036 þ		337	174

Total Ukraine (Cost $1,603)			1,841

UNITED ARAB EMIRATES 2.9%
CORPORATE BONDS & NOTES 1.7%
Abu Dhabi Developmental Holding Co. PJSC
5.250% due 10/02/2054		$400	373
5.375% due 05/08/2029		200	205
5.500% due 05/08/2034		200	207
Adnoc Murban Rsc Ltd. 5.125% due 09/11/2054		800	731
DAE Sukuk Difc Ltd. 3.750% due 02/15/2026		400	397
DP World Ltd. 6.850% due 07/02/2037		400	446
MDGH GMTN RSC Ltd. 5.084% due 05/22/2053		200	186
NBK SPC Ltd. 1.625% due 09/15/2027 •		700	670

			3,215

SOVEREIGN ISSUES 1.2%
Emirate of Abu Dhabi Government International Bond
3.125% due 09/30/2049		1,200	822
3.875% due 04/16/2050		200	156
5.500% due 04/30/2054		600	603
Finance Department Government of Sharjah 4.375% due 03/10/2051		1,200	832

			2,413

Total United Arab Emirates (Cost $5,940)			5,628

UNITED KINGDOM 2.6%
CORPORATE BONDS & NOTES 2.4%
Antofagasta PLC 6.250% due 05/02/2034		$300	310
Azule Energy Finance PLC 8.125% due 01/23/2030		300	301
Barclays PLC 3.250% due 02/12/2027	GBP	100	125
HSBC Holdings PLC
4.041% due 03/13/2028 •		$200	198
5.210% due 08/11/2028 •		200	202
Lloyds Banking Group PLC 4.716% due 08/11/2026 •		200	200
NAK Naftogaz Ukraine via Kondor Finance PLC 7.125% due 07/19/2026	EUR	116	110
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		$2,800	1,975
Standard Chartered Bank
0.000% due 05/06/2025 «(f)	PKR	55,500	181
0.000% due 06/02/2025 «(f)		59,800	193
0.000% due 11/03/2025 «(f)		55,500	170
0.000% due 12/01/2025 «(f)		63,300	193
Vedanta Resources Finance PLC
9.475% due 07/24/2030		$200	198

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

9.850% due 04/24/2033		200	200

			4,556

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Canada Square Funding PLC 5.415% due 01/17/2059 •	GBP	145	187
Rochester Financing PLC 5.159% due 12/18/2044 •		127	164
Tower Bridge Funding PLC 5.178% due 12/20/2063 •		72	94

			445

Total United Kingdom (Cost $4,745)			5,001

UNITED STATES 7.1%
ASSET-BACKED SECURITIES 1.5%
Countrywide Asset-Backed Certificates Trust
4.915% due 02/25/2037 •		$221	210
5.560% due 11/25/2035 •		272	269
Credit-Based Asset Servicing & Securitization Trust 3.151% due 01/25/2037 þ		552	156
Morgan Stanley ABS Capital, Inc. Trust
5.200% due 01/25/2035 •		69	69
5.230% due 03/25/2034 •		285	298
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.215% due 09/25/2035 •		500	454
Soundview Home Loan Trust 5.335% due 10/25/2037 ~		110	83
Wells Fargo Home Equity Asset-Backed Securities Trust 5.075% due 03/25/2037 •		1,500	1,430

			2,969

CORPORATE BONDS & NOTES 0.6%
Credit Suisse AG AT1 Claim		200	24
DAE Funding LLC 3.375% due 03/20/2028		200	191
Rio Oil Finance Trust
8.200% due 04/06/2028		295	302
9.750% due 01/06/2027		283	291
Rutas 2 & 7 Finance Ltd. 0.000% due 09/30/2036 (f)		543	387

			1,195

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.6%
Banc of America Mortgage Trust 5.068% due 02/25/2036 •		1	0
BCAP LLC Trust 4.211% due 05/26/2037 ~		486	433
Bear Stearns Adjustable Rate Mortgage Trust
4.321% due 05/25/2047 ~		5	4
5.172% due 01/25/2035 •		1	1
Benchmark Mortgage Trust 3.666% due 01/15/2051 ~		1,000	970
Citigroup Mortgage Loan Trust
4.821% due 09/25/2037 •		10	9
CitiMortgage Alternative Loan Trust 5.085% due 10/25/2036 ~		64	49
Countrywide Alternative Loan Trust 4.785% due 05/25/2036 •		112	44
GSR Mortgage Loan Trust 4.739% due 01/25/2036 ~		1	1
IndyMac INDA Mortgage Loan Trust 3.505% due 11/25/2037 ~		53	44
IndyMac INDX Mortgage Loan Trust
4.795% due 02/25/2037 ~		131	130
5.075% due 07/25/2045 •		71	57
Lehman XS Trust
4.815% due 09/25/2046 •		91	81
4.935% due 08/25/2037 •		119	116
Morgan Stanley Mortgage Loan Trust 6.283% due 06/25/2036 •		1	1
SG Residential Mortgage Trust 5.353% due 08/25/2062 þ		875	873
SunTrust Adjustable Rate Mortgage Loan Trust 5.030% due 10/25/2037 ~		31	27
WaMu Mortgage Pass-Through Certificates Trust
4.274% due 02/25/2037 ~		10	9
4.601% due 03/25/2036 ~		86	76

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Washington Mutual Mortgage Pass-Through Certificates Trust 5.385% due 02/25/2047 •		115	106

			3,031

U.S. GOVERNMENT AGENCIES 1.7%
Uniform Mortgage-Backed Security 4.000% due 07/01/2048		24	22
Uniform Mortgage-Backed Security, TBA
3.500% due 05/01/2055		350	316
4.000% due 06/01/2055		500	465
4.500% due 05/01/2055		750	717
5.000% due 04/01/2055		800	784
5.500% due 05/01/2055		950	948

			3,252

U.S. TREASURY OBLIGATIONS 1.7%
U.S. Treasury Bonds
3.250% due 05/15/2042 (n)		100	85
4.625% due 05/15/2054 (n)		50	50
4.750% due 11/15/2043 (n)		2,700	2,759
U.S. Treasury Notes
4.375% due 11/30/2030 (n)		400	407

			3,301

Total United States (Cost $13,797)			13,748

URUGUAY 0.2%
SOVEREIGN ISSUES 0.2%
Uruguay Government International Bond
5.100% due 06/18/2050		$300	279
5.442% due 02/14/2037		200	202

Total Uruguay (Cost $481)			481

UZBEKISTAN 0.6%
CORPORATE BONDS & NOTES 0.2%
Uzbek Industrial & Construction Bank ATB
8.950% due 07/24/2029		$200	208
21.000% due 07/24/2027	UZS	2,980,000	239

			447

SOVEREIGN ISSUES 0.4%
Republic of Uzbekistan International Bond 3.900% due 10/19/2031		$400	335
Uzbekneftegaz JSC 4.750% due 11/16/2028		400	359

			694

Total Uzbekistan (Cost $1,112)			1,141

VENEZUELA 0.5%
CORPORATE BONDS & NOTES 0.3%
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		$150	21
5.500% due 04/12/2037 ^(c)		3,250	455
6.000% due 11/15/2026 ^(c)		1,200	168

			644

SOVEREIGN ISSUES 0.2%
Venezuela Government International Bond
7.650% due 04/21/2025 ^(c)		100	18
9.250% due 09/15/2027 ^(c)		1,190	250
9.250% due 05/07/2028 ^(c)		180	34
9.375% due 01/13/2034 ^(c)		40	9
11.950% due 08/05/2031 ^(c)		560	115

			426

Total Venezuela (Cost $2,900)			1,070

SHORT-TERM INSTRUMENTS 1.3%
NIGERIA TREASURY BILLS 1.3%
27.076% due 04/01/2025 - 12/09/2025 (e)(f)	NGN	4,017,778	2,438

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $2,383)		2,438

Total Investments in Securities (Cost $214,498)		199,570

	SHARES
INVESTMENTS IN AFFILIATES 0.4%
SHORT-TERM INSTRUMENTS 0.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.4%
PIMCO Short-Term Floating NAV Portfolio III	80,328	782

Total Short-Term Instruments (Cost $782)		782

Total Investments in Affiliates (Cost $782)		782

Total Investments 103.8% (Cost $215,280)		$200,352
Financial Derivative Instruments (l)(m) (0.2)%(Cost or Premiums, net $(73))		(332)
Other Assets and Liabilities, net (3.6)%		(7,082)

Net Assets 100.0%		$192,938

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Payment in-kind security.
(c)	Security is not accruing income as of the date of this report.
(d)	Security did not produce income within the last twelve months.
(e)	Coupon represents a weighted average yield to maturity.
(f)	Zero coupon security.
(g)	Security becomes interest bearing at a future date.
(h)	Principal amount of security is adjusted for inflation.
(i)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(j)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BPS	4.550%	12/20/2024	TBD(2)	$(812)	$(823)
4.580	01/06/2025	TBD(2)	(739)	(747)
BRC	4.550	12/20/2024	TBD(2)	(2,207)	(2,235)
MYI	3.650	12/20/2024	TBD(2)	(162)	(163)
4.100	12/20/2024	TBD(2)	(1,003)	(1,015)
4.200	12/20/2024	TBD(2)	(144)	(146)
NOM	4.320	12/20/2024	TBD(2)	(620)	(627)
4.550	12/20/2024	TBD(2)	(243)	(246)
4.550	03/19/2025	TBD(2)	(470)	(471)
SCX	4.250	02/14/2025	TBD(2)	(1,364)	(1,371)
4.350	03/07/2025	TBD(2)	(624)	(626)

Total Reverse Repurchase Agreements	$(8,470)

(k)	Securities with an aggregate market value of $8,928 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(9,135) at a weighted average interest rate of 4.420%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Open maturity reverse repurchase agreement.
(l)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2025	28	$5,801	$36	$0	$0
U.S. Treasury 5-Year Note June Futures	06/2025	149	16,115	235	0	(5)
U.S. Treasury 10-Year Note June Futures	06/2025	246	27,360	349	4	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	13	1,589	32	6	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total Futures Contracts							$652		$10	$(5)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
									Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-38 5-Year Index	(1.000)%	Quarterly		12/20/2027	$1,000	$57	$(52)	$5	$0	$(1)
CDX.EM-39 5-Year Index	(1.000)	Quarterly		06/20/2028	900	56	(49)	7	0	(1)
CDX.EM-42 5-Year Index	(1.000)	Quarterly		12/20/2029	3,100	73	11	84	0	(1)

						$186	$(90)	$96	$0	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
									Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-43 5-Year Index	1.000%	Quarterly		06/20/2030	$100	$(4)	$0	$(4)	$0	$0

INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	$2,100	$(57)	$(5)	$(62)	$9	$0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	06/21/2027	5,700	212	(497)	(285)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	400	2	(35)	(33)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	1,500	(44)	37	(7)	1	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029	10,500	(149)	(52)	(201)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	3,625	(17)	25	8	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	2,920	(94)	87	(7)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	3,300	(174)	75	(99)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	8,200	230	(139)	91	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	200	3	(29)	(26)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.730	Annual	08/03/2033	200	(1)	0	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	200	(1)	0	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	400	(2)	14	12	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	300	(1)	10	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	400	(2)	14	12	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	100	0	2	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	300	(1)	10	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	300	(1)	10	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	200	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	200	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	100	0	4	4	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	680	(37)	23	(14)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034	2,900	(123)	11	(112)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	1,500	8	6	14	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	700	(11)	13	2	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	800	58	(23)	35	0	(3)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2036	400	(1)	6	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2039	100	6	(4)	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2039	500	(2)	10	8	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053	100	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.870	Annual	10/17/2053	200	(1)	2	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	1,300	(10)	83	73	0	(10)
Receive	1-Year BRL-CDI	11.253	Maturity	01/04/2027	6,400	0	53	53	0	(2)
Pay	1-Year BRL-CDI	11.550	Maturity	01/04/2027	400	0	(3)	(3)	0	0
Pay	1-Year BRL-CDI	11.570	Maturity	01/04/2027	5,700	0	(41)	(41)	2	0
Receive	1-Year BRL-CDI	13.055	Maturity	01/04/2027	2,200	0	3	3	0	(1)
Pay	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029	1,100	33	7	40	2	0
Pay	3-Month PLN-WIBOR	4.855	Annual	02/10/2030	10,100	13	8	21	8	0
Receive	6-Month CLP-CHILIBOR	5.511	Semi-Annual	11/13/2033	623,400	0	(12)	(12)	0	(1)
Pay	6-Month CLP-CHILIBOR	4.855	Semi-Annual	12/18/2033	600,000	0	(20)	(20)	1	0
Pay	6-Month CZK-PRIBOR	4.250	Annual	04/18/2029	12,400	15	12	27	1	0
Pay	6-Month CZK-PRIBOR	3.530	Annual	07/15/2029	56,100	0	41	41	7	0
Pay	6-Month CZK-PRIBOR	3.080	Annual	10/03/2029	34,000	0	(35)	(35)	4	0
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028	300	(1)	13	12	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028	300	(1)	14	13	0	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030	500	8	(4)	4	0	(1)
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033	300	(1)	19	18	1	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035	920	(39)	2	(37)	4	0
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	3,240	268	(4)	264	0	(26)

						$82	$(272)	$(190)	$59	$(84)

Total Swap Agreements						$264	$(362)	$(98)	$59	$(86)

Cash of $2,215 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(m)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
								Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered	Currency to be Received		Asset		Liability

AZD		04/2025		JPY	6,422	$43		$0		$0
		04/2025			$682	AUD	1,078	0		(8)
		04/2025			6	JPY	913	0		0
		05/2025		AUD	1,078	$682		8		0
		05/2025			$43	JPY	6,400	0		0
		06/2025		CNH	2,278	$312		0		(3)
		06/2025			$101	CNH	731	0		0
BOA		04/2025		CZK	392	$16		0		(1)
		04/2025		DOP	5,463	86		0		0
		04/2025			137	EUR	127	0		0
		05/2025		IDR	285,510	$17		0		0
		05/2025			$629	EGP	32,605	3		0
		05/2025			16	INR	1,406	0		0
		06/2025		CNH	616	$85		0		(1)
		06/2025			$50	CNH	359	0		0
		08/2025		TWD	31	$1		0		0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

	02/2026	TRY	12,625		264	20	0
BPS	04/2025	BRL	26,300		4,585	0	(24)
	04/2025	CZK	5,442		224	0	(12)
	04/2025	EUR	12,593		13,211	0	(406)
	04/2025	GBP	467		590	0	(13)
	04/2025	IDR	3,495,895		211	1	0
	04/2025	JPY	2,292		15	0	0
	04/2025	NOK	93		9	0	0
	04/2025	TRY	2,648		71	2	0
	04/2025	TWD	32,934		1,001	10	0
	04/2025		$4,585	BRL	26,300	25	(1)
	04/2025		361	IDR	5,914,020	0	(6)
	04/2025		45	INR	3,858	0	0
	04/2025		60	JPY	8,977	0	0
	04/2025		230	TWD	7,526	0	(3)
	05/2025	IDR	870,547		$52	0	0
	05/2025	TRY	1,348		35	1	0
	05/2025		$924	BRL	5,309	0	0
	05/2025		244	EUR	226	1	0
	05/2025		202	IDR	3,352,196	0	(1)
	05/2025		147	INR	12,633	0	0
	05/2025		15	JPY	2,284	0	0
	05/2025		9	NOK	93	0	0
	06/2025	CNH	3,927		$541	0	(2)
	06/2025	KRW	36,147		25	1	0
	06/2025	PLN	166		43	0	0
	06/2025		$188	PLN	728	0	(1)
	07/2025	TWD	4,120		$127	2	0
	08/2025		3,360		103	1	0
	10/2025	BRL	28,100		4,692	2	(23)
	05/2029	KWD	280		964	17	0
	07/2029		62		214	4	0
BRC	04/2025	INR	368		4	0	0
	04/2025	PEN	951		255	0	(4)
	04/2025	TRY	1,280		34	0	0
	04/2025		$71	MYR	315	0	0
	04/2025		15	NOK	172	1	0
	04/2025		838	TRY	32,252	0	(8)
	05/2025	TRY	15,092		$381	4	(2)
	05/2025		$265	TRY	10,332	0	(6)
	06/2025	TRY	74		$2	0	0
	06/2025		$23	PLN	89	0	0
	07/2025		511	TRY	23,208	34	0
	02/2026		264		12,638	0	(19)
BSH	04/2025	AUD	1,078		$683	9	0
	04/2025	JPY	61,243		408	0	(1)
	05/2025		$408	JPY	61,037	1	0
	06/2025	PLN	15		$4	0	0
	06/2025		$119	PLN	460	0	(1)
CBK	04/2025	BRL	9,686		$1,701	4	0
	04/2025	DOP	12,270		197	4	0
	04/2025	EGP	1,303		25	0	(1)
	04/2025	IDR	4,377,313		264	1	0
	04/2025	ILS	444		122	2	0
	04/2025	INR	3,939		45	0	(1)
	04/2025	PEN	3,026		813	0	(11)
	04/2025	TRY	8,176		213	3	0
	04/2025	TWD	3,521		108	2	0
	04/2025		$1,687	BRL	9,686	11	0
	04/2025		1,826	CAD	2,602	0	(19)
	04/2025		57	EGP	2,910	0	0
	04/2025		244	EUR	226	1	0
	04/2025		243	IDR	3,983,197	0	(3)
	04/2025		11	INR	930	0	0
	04/2025		676	JPY	100,400	0	(7)
	04/2025		1,063	PEN	3,869	0	(10)
	04/2025		553	TWD	18,118	0	(8)
	05/2025	CAD	2,598		$1,826	18	0
	05/2025	IDR	1,252,181		75	0	0
	05/2025		$33	EGP	1,734	1	0
	05/2025		201	IDR	3,343,850	0	(1)
	06/2025	CNH	365		$50	0	0
	06/2025	KRW	625,270		437	12	0
	06/2025	PEN	2,923		800	6	0
	06/2025		$40	CNH	290	0	0
	06/2025		81	EGP	4,305	1	0
	06/2025		109	KRW	157,529	0	(2)
	07/2025	PEN	953		$262	4	0
	07/2025	TWD	7,548		232	3	0
	07/2025		$1,702	BRL	9,876	0	(4)
	08/2025	TWD	7,576		$232	2	0
	09/2025		$1	KZT	466	0	0
	12/2025		438	EGP	24,993	4	0
DUB	04/2025	EUR	899		$979	7	0
	04/2025	ILS	448		123	3	0
	04/2025	NZD	46		26	0	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

	04/2025		$110	IDR	1,831,842	0	0
	04/2025		16	INR	1,403	0	0
	04/2025		27	NZD	46	0	0
	05/2025	IDR	130,199		$8	0	0
	05/2025	NZD	46		27	0	0
	05/2025		$99	EGP	5,229	2	0
	05/2025		391	KZT	199,997	0	0
	06/2025	KRW	516,680		$361	9	0
	06/2025		$66	EGP	3,479	0	0
	06/2025		48	KRW	69,569	0	(1)
	09/2025		7	KZT	3,775	0	0
	10/2025	EGP	1,404		$25	0	(1)
	11/2025	PKR	20,332		69	0	(2)
	12/2025		$57	KZT	30,456	0	(1)
FAR	04/2025	BRL	26,030		$4,532	0	(21)
	04/2025	CHF	779		874	0	(7)
	04/2025	HUF	18,983		51	1	0
	04/2025	ILS	402		111	3	0
	04/2025	JPY	43,816		291	0	(1)
	04/2025		$6,478	BRL	37,198	20	0
	04/2025		47	JPY	6,963	0	0
	05/2025		291		43,668	1	0
	06/2025	PLN	37		$9	0	0
	06/2025		$3,239	BRL	18,836	20	0
	06/2025		219	PLN	845	0	(1)
GLM	04/2025	BRL	59,600		$10,717	273	0
	04/2025	IDR	1,327,288		80	0	0
	04/2025		$10,283	BRL	59,600	161	0
	04/2025		85	EGP	4,453	2	0
	04/2025		78	IDR	1,292,962	0	(1)
	05/2025	DOP	94,706		$1,507	21	0
	05/2025	IDR	601,686		36	0	0
	05/2025		$34	EGP	1,806	1	0
	05/2025		80	IDR	1,328,486	0	0
	06/2025	DOP	2,367		$37	0	0
	06/2025		$91	CNH	655	0	0
	06/2025		203	PLN	782	0	(1)
	07/2025	TWD	1,062		$33	1	0
	09/2025	DOP	30,390		474	6	0
	09/2025		$1,076	DOP	69,430	0	(6)
	09/2025		6	EGP	311	0	0
	09/2025		1	KZT	523	0	0
	10/2025	BRL	35,500		$5,827	0	(128)
JPM	04/2025		9,717		1,672	0	(31)
	04/2025	IDR	244,951		15	0	0
	04/2025	ILS	351		97	2	0
	04/2025	INR	3,805		44	0	(1)
	04/2025	JPY	13,502		89	0	(1)
	04/2025	PHP	1,127		19	0	0
	04/2025	TWD	499		15	0	0
	04/2025		$1,694	BRL	9,717	10	0
	04/2025		21	EGP	1,074	0	0
	04/2025		14,024	EUR	13,002	35	0
	04/2025		15	IDR	244,951	0	0
	04/2025		21	INR	1,778	0	0
	04/2025		50	JPY	7,473	0	0
	04/2025		200	TWD	6,561	0	(3)
	05/2025	EUR	13,002		$14,047	0	(35)
	05/2025	IDR	363,728		22	0	0
	05/2025	TRY	2,534		58	0	(6)
	05/2025		$21	EGP	1,122	0	0
	05/2025		90	JPY	13,456	1	0
	05/2025		123	TRY	5,468	15	0
	06/2025	CNH	2,128		$292	0	(3)
	06/2025	MXN	121,085		5,867	11	0
	06/2025	PLN	139		36	0	0
	06/2025		$1,340	BRL	7,909	29	0
	06/2025		266	MXN	5,443	0	(3)
	06/2025		179	PLN	695	0	0
	07/2025	TWD	4,171		$128	2	0
	07/2025		$332	BRL	1,944	2	0
	08/2025	TWD	4,912		$151	1	0
	11/2025	PKR	39,664		134	0	(4)
MBC	04/2025	EUR	111		116	0	(4)
	04/2025	TWD	777		24	1	0
	04/2025		$881	CHF	779	0	(1)
	04/2025		589	EGP	30,276	3	0
	04/2025		270	EUR	248	0	(2)
	04/2025		16	INR	1,398	0	0
	04/2025		117	TWD	3,836	0	(1)
	05/2025	CHF	776		$881	1	0
	05/2025	IDR	241,389		15	0	0
	06/2025	PLN	59		15	0	0
	06/2025		$22	EGP	1,179	0	0
	06/2025		27	KRW	38,737	0	(1)
	07/2025	TWD	1,950		$60	1	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

08/2025	1,862	57	0	0
08/2025	$21	EGP	1,155	0	0
MYI	04/2025	CAD	2,602	$1,828	20	0
04/2025	$11	EGP	549	0	0
04/2025	30	TWD	978	0	(1)
04/2025	ZAR	17,055	$933	4	0
05/2025	IDR	157,770	10	0	0
06/2025	CNH	251	35	0	0
06/2025	PLN	15	4	0	0
06/2025	$54	EGP	2,847	0	0
10/2026	257	AZN	460	0	(2)
10/2027	515	947	0	(12)
NGF	06/2025	KRW	549,925	$386	12	0
SCX	04/2025	BRL	41,489	7,225	0	(45)
04/2025	JPY	3,538	24	0	0
04/2025	TWD	412	13	0	0
04/2025	$7,098	BRL	41,489	172	0
04/2025	29	EGP	1,536	1	0
04/2025	34	TWD	1,123	0	0
05/2025	IDR	94,257	$6	0	0
05/2025	PKR	39,466	139	0	(2)
05/2025	$24	JPY	3,526	0	0
06/2025	BRL	42,015	$7,098	0	(171)
06/2025	$37	EGP	1,963	1	0
08/2025	TWD	1,114	$34	0	0
SOG	04/2025	$78	EGP	4,037	2	0
05/2025	101	5,388	4	0
SSB	04/2025	604	GBP	467	0	(1)
05/2025	GBP	467	$604	1	0
UAG	04/2025	IDR	584,783	35	0	0
04/2025	$35	IDR	584,783	0	0
04/2025	46	JPY	6,846	0	0
05/2025	35	IDR	585,606	0	0
05/2025	77	TRY	3,131	2	0
08/2025	66	2,917	0	0
11/2025	75	3,525	0	(2)

Total Forward Foreign Currency Contracts	$1,090	$(1,116)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus TRY	TRY	43.000	01/12/2026	3,954	$(89)	$(50)
Call - OTC USD versus TRY	56.500	01/12/2026	1,546	(62)	(107)
Call - OTC USD versus TRY	56.750	02/03/2026	1,935	(69)	(145)
UAG	Put - OTC USD versus TRY	37.700	05/07/2025	427	(10)	(1)
Call - OTC USD versus TRY	45.900	05/07/2025	427	(7)	(4)
Put - OTC USD versus TRY	39.750	08/11/2025	413	(13)	(3)
Call - OTC USD versus TRY	51.750	08/11/2025	413	(9)	(13)
Put - OTC USD versus TRY	41.600	11/12/2025	440	(17)	(5)
Call - OTC USD versus TRY	56.900	11/12/2025	440	(12)	(21)

Total Written Options	$(288)	$(349)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Chile Government International Bond	(1.000)%	Quarterly	12/20/2028	0.435%	$200	$(4)	$0	$0	$(4)
Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.671	100	3	(4)	0	(1)
Panama Government International Bond	(1.000)	Quarterly	06/20/2029	1.828	200	5	1	6	0
Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	1.475	400	34	(33)	1	0
BPS	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.435	120	(2)	0	0	(2)
Oman Government International Bond	(1.000)	Quarterly	12/20/2027	0.671	100	3	(4)	0	(1)
South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.369	800	(26)	4	0	(22)
BRC	Panama Government International Bond	(1.000)	Quarterly	06/20/2029	1.828	200	6	0	6	0
Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	1.067	2,200	(24)	35	11	0
South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.369	150	(5)	1	0	(4)

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

CBK	Turkey Government International Bond	(1.000)	Quarterly	12/20/2025	1.475	300	25	(24)	1	0
GST	Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	1.067	700	(8)	11	3	0
	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.369	300	(10)	2	0	(8)
MYC	Chile Government International Bond	(1.000)	Quarterly	12/20/2028	0.435	280	(6)	0	0	(6)
	Saudi Arabia Government International Bond	(1.000)	Quarterly	06/20/2034	1.067	1,200	(13)	19	6	0

							$(22)	$8	$34	$(48)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
									Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Brazil Government International Bond	1.000%	Quarterly	06/20/2035	2.864%	$200	$(28)	$0	$0	$(28)
	Chile Government International Bond	1.000	Quarterly	12/20/2025	0.153	1,000	25	(19)	6	0
	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.247	100	1	0	1	0
	Colombia Government International Bond	1.000	Quarterly	12/20/2025	'0.520	800	(21)	24	3	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.956	300	1	0	1	0
BPS	Brazil Government International Bond	1.000	Quarterly	12/20/2027	1.099	200	(15)	14	0	(1)
	Chile Government International Bond	1.000	Quarterly	12/20/2027	0.331	1,000	(5)	23	18	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.956	300	1	0	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2025	0.394	470	2	0	2	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2026	'0.540	1,000	6	0	6	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2026	0.654	300	0	2	2	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2027	'0.830	400	1	1	2	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.333	600	4	1	5	0
	Romania Government International Bond	1.000	Quarterly	12/20/2025	0.805	1,025	2	0	2	0
	Serbia Government International Bond	1.000	Quarterly	12/20/2027	0.897	200	(18)	19	1	0
BRC	Chile Government International Bond	1.000	Quarterly	06/20/2026	'0.200	1,000	17	(7)	10	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.956	300	1	0	1	0
	Nigeria Government International Bond	1.000	Quarterly	12/20/2029	5.659	300	(44)	(9)	0	(53)
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2030	0.717	4,100	58	(2)	56	0
	Turkey Government International Bond	1.000	Quarterly	06/20/2025	1.276	825	0	0	0	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2029	3.021	100	(7)	(1)	0	(8)
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2025	0.404	100	0	0	0	0
	Peru Government International Bond	1.000	Quarterly	12/20/2025	'0.280	600	7	(4)	3	0
DUB	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.956	300	1	0	1	0
	Nigeria Government International Bond	1.000	Quarterly	12/20/2029	5.659	200	(33)	(2)	0	(35)
	Petroleos Mexicanos	4.750	Monthly	07/06/2026	0.003	941	0	6	6	0
	Petroleos Mexicanos	4.850	Monthly	07/06/2026	0.004	1,694	0	13	13	0
GLM	Mexico Government International Bond	1.000	Quarterly	06/20/2029	1.119	400	(3)	1	0	(2)
GST	Indonesia Government International Bond	1.000	Quarterly	12/20/2029	0.889	3,500	50	(32)	18	0
	Indonesia Government International Bond	1.000	Quarterly	06/20/2030	0.956	200	1	(1)	0	0
	Israel Government International Bond	1.000	Quarterly	12/20/2025	0.383	900	1	3	4	0
	Israel Government International Bond	1.000	Quarterly	06/20/2026	0.459	200	0	1	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029	100	(1)	1	0	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.333	1,500	7	6	13	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2029	0.375	1,100	31	(1)	30	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2030	0.717	3,600	53	(4)	49	0
JPM	Cote D'ivoire Government International Bond	1.000	Quarterly	06/20/2030	3.946	50	(6)	0	0	(6)
	Poland Government International Bond	1.000	Quarterly	06/20/2028	0.474	100	0	2	2	0
	State Oil Company of Azerbaijan	5.000	Quarterly	06/20/2026	2.033	100	1	3	4	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2029	3.021	500	(34)	(7)	0	(41)
MYC	Chile Government International Bond	1.000	Quarterly	12/20/2026	0.247	700	4	5	9	0
	China Government International Bond	1.000	Quarterly	12/20/2029	0.501	1,700	31	6	37	0
	Mexico Government International Bond	1.000	Quarterly	06/20/2027	0.716	200	(1)	2	1	0

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

	Mexico Government International Bond	1.000	Quarterly	06/20/2028	0.908	100	(2)	2	0	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029	500	(5)	5	0	0
	Peru Government International Bond	1.000	Quarterly	06/20/2026	0.333	1,800	3	12	15	0
	Qatar Government International Bond	1.000	Quarterly	12/20/2026	0.183	300	4	0	4	0
	Saudi Arabia Government International Bond	1.000	Quarterly	06/20/2025	0.253	160	0	0	0	0
	Turkey Government International Bond	1.000	Quarterly	12/20/2028	2.735	1,300	(117)	43	0	(74)

							$(27)	$106	$327	$(248)

Total Swap Agreements							$(49)	$114	$361	$(296)

(n)

Securities with an aggregate market value of $665 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2025

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Investments in Securities, at Value
Albania
Sovereign Issues	$0	$205	$0	$205
Angola
Sovereign Issues	0	990	0	990
Argentina
Sovereign Issues	0	6,138	0	6,138
Armenia
Sovereign Issues	0	694	0	694
Azerbaijan
Corporate Bonds & Notes	0	1,415	0	1,415
Bahrain
Sovereign Issues	0	584	0	584
Benin
Sovereign Issues	0	187	0	187
Bermuda
Corporate Bonds & Notes	0	367	0	367
Brazil
Corporate Bonds & Notes	0	3,619	0	3,619
Sovereign Issues	0	11,810	0	11,810
Bulgaria
Sovereign Issues	0	826	0	826
Cameroon
Sovereign Issues	0	534	0	534
Canada
Corporate Bonds & Notes	0	302	0	302
Cayman Islands
Convertible Bonds & Notes	0	598	0	598
Corporate Bonds & Notes	0	3,145	0	3,145
Chile
Corporate Bonds & Notes	0	3,760	0	3,760
Sovereign Issues	0	1,728	0	1,728
Colombia
Corporate Bonds & Notes	0	1,361	0	1,361
Sovereign Issues	0	3,020	0	3,020
Costa Rica
Sovereign Issues	0	311	0	311
Czech Republic
Corporate Bonds & Notes	0	350	0	350
Dominican Republic
Sovereign Issues	0	6,282	0	6,282
Ecuador
Sovereign Issues	0	1,890	0	1,890
Egypt
Sovereign Issues	0	4,249	0	4,249
El Salvador
Sovereign Issues	0	1,347	0	1,347
Germany
Loan Participations and Assignments	0	1,078	0	1,078
Ghana
Sovereign Issues	0	1,402	0	1,402
Guatemala
Sovereign Issues	0	1,230	0	1,230
Hong Kong
Corporate Bonds & Notes	0	597	0	597
Hungary
Corporate Bonds & Notes	0	211	0	211
Sovereign Issues	0	3,217	0	3,217
India
Corporate Bonds & Notes	0	421	0	421
Sovereign Issues	0	464	0	464
Indonesia
Corporate Bonds & Notes	0	5,337	0	5,337
Sovereign Issues	0	2,252	0	2,252
Ireland
Corporate Bonds & Notes	0	260	0	260
Loan Participations and Assignments	0	0	971	971
Sovereign Issues	0	1,143	0	1,143
Isle of Man
Corporate Bonds & Notes	0	102	0	102
Israel
Corporate Bonds & Notes	0	671	0	671
Sovereign Issues	0	1,378	0	1,378
Italy
Sovereign Issues	0	208	0	208
Ivory Coast
Loan Participations and Assignments	0	0	1,074	1,074
Sovereign Issues	0	1,804	0	1,804
Jamaica
Corporate Bonds & Notes	0	161	0	161
Jordan
Sovereign Issues	0	862	0	862
Kazakhstan
Corporate Bonds & Notes	0	975	0	975
Sovereign Issues	0	1,202	0	1,202
Kenya

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Sovereign Issues	0	1,314	0	1,314
Latvia
Sovereign Issues	0	496	0	496
Lebanon
Sovereign Issues	0	96	0	96
Luxembourg
Common Stocks	0	0	249	249
Corporate Bonds & Notes	0	3,031	0	3,031
Macedonia
Sovereign Issues	0	565	0	565
Malaysia
Corporate Bonds & Notes	0	1,269	0	1,269
Mexico
Corporate Bonds & Notes	0	7,065	0	7,065
Sovereign Issues	0	9,623	0	9,623
Mongolia
Sovereign Issues	0	205	0	205
Morocco
Corporate Bonds & Notes	0	385	0	385
Sovereign Issues	0	136	0	136
Namibia
Sovereign Issues	0	297	0	297
Netherlands
Common Stocks	0	0	1	1
Corporate Bonds & Notes	0	2,217	0	2,217
Nigeria
Corporate Bonds & Notes	0	650	0	650
Sovereign Issues	0	2,153	0	2,153
Oman
Sovereign Issues	0	2,059	0	2,059
Pakistan
Sovereign Issues	0	1,482	0	1,482
Panama
Corporate Bonds & Notes	0	733	0	733
Sovereign Issues	0	1,824	0	1,824
Paraguay
Sovereign Issues	0	1,507	0	1,507
Peru
Corporate Bonds & Notes	0	2,880	0	2,880
Sovereign Issues	0	1,140	0	1,140
Philippines
Corporate Bonds & Notes	0	505	0	505
Sovereign Issues	0	2,294	0	2,294
Poland
Corporate Bonds & Notes	0	205	0	205
Sovereign Issues	0	2,615	0	2,615
Qatar
Corporate Bonds & Notes	0	1,666	0	1,666
Sovereign Issues	0	2,410	0	2,410
Romania
Sovereign Issues	0	2,298	0	2,298
Russia
Sovereign Issues	0	210	0	210
Saudi Arabia
Corporate Bonds & Notes	0	1,837	0	1,837
Sovereign Issues	0	5,708	0	5,708
Senegal
Sovereign Issues	0	1,274	0	1,274
Serbia
Sovereign Issues	0	819	0	819
Singapore
Corporate Bonds & Notes	0	508	0	508
Slovenia
Sovereign Issues	0	705	0	705
South Africa
Corporate Bonds & Notes	0	1,022	0	1,022
Sovereign Issues	0	3,469	0	3,469
South Korea
Corporate Bonds & Notes	0	1,508	0	1,508
Sovereign Issues	0	404	0	404
Sri Lanka
Sovereign Issues	0	1,569	0	1,569
Supranational
Corporate Bonds & Notes	0	582	0	582
Switzerland
Corporate Bonds & Notes	0	251	0	251
Trinidad and Tobago
Corporate Bonds & Notes	0	185	0	185
Sovereign Issues	0	293	0	293
Turkey
Corporate Bonds & Notes	0	745	0	745
Loan Participations and Assignments	0	1,081	1,073	2,154
Sovereign Issues	0	8,877	0	8,877
Ukraine
Sovereign Issues	0	1,841	0	1,841
United Arab Emirates

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Corporate Bonds & Notes	0	3,215	0	3,215
Sovereign Issues	0	2,413	0	2,413
United Kingdom
Corporate Bonds & Notes	0	3,819	737	4,556
Non-Agency Mortgage-Backed Securities	0	445	0	445
United States
Asset-Backed Securities	0	2,969	0	2,969
Corporate Bonds & Notes	0	1,195	0	1,195
Non-Agency Mortgage-Backed Securities	0	3,031	0	3,031
U.S. Government Agencies	0	3,252	0	3,252
U.S. Treasury Obligations	0	3,301	0	3,301
Uruguay
Sovereign Issues	0	481	0	481
Uzbekistan
Corporate Bonds & Notes	0	447	0	447
Sovereign Issues	0	694	0	694
Venezuela
Corporate Bonds & Notes	0	644	0	644
Sovereign Issues	0	426	0	426
Short-Term Instruments
Nigeria Treasury Bills	0	2,438	0	2,438

$0	$195,465	$4,105	$199,570
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$782	$0	$0	$782

Total Investments	$782	$195,465	$4,105	$200,352

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	69	0	69
Over the counter	0	1,432	19	1,451

$0	$1,501	$19	$1,520
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(91)	0	(91)
Over the counter	0	(1,761)	0	(1,761)

$0	$(1,852)	$0	$(1,852)

Total Financial Derivative Instruments	$0	$(352)	$19	$(333)

Totals	$782	$195,114	$4,124	$200,020

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (1)

Investments in Securities, at Value
Ireland
Loan Participations and Assignments	$0	$969	$0	$0	$0	$2	$0	$0	$971	$2
Sovereign Issues	287	0	(15)	1	0	(4)	0	(269)	0	0
Ivory Coast
Loan Participations and Assignments	1,034	0	0	1	0	39	0	0	1,074	39
Luxembourg
Common Stocks	249	0	0	0	0	0	0	0	249	0
Netherlands
Common Stocks	0	1	0	0	0	0	0	0	1	0
Turkey
Loan Participations and Assignments	1,058	0	0	0	0	15	0	0	1,073	15
United Kingdom
Corporate Bonds & Notes	719	0	0	46	0	(28)	0	0	737	(28)
United States
Asset-Backed Securities	196	0	(196)	0	0	0	0	0	0	0

$3,543	$970	$(211)	$48	$0	$24	$0	$(269)	$4,105	$28
Financial Derivative Instruments - Assets
Over the counter	$0	$10	$0	$0	$0	$9	$0	$0	$19	$9

Schedule of Investments PIMCO Emerging Markets Bond Portfolio (Cont.)	March 31, 2025 (Unaudited)

Totals	$3,543	$980	$(211)	$48	$0	$33	$0	$(269)	$4,124	$37

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
(% Unless Noted Otherwise)

Category and Subcategory	Ending Balance at 03/31/2025	Valuation Technique	Unobservable Inputs	Input Value(s)	Weighted Average

Investments in Securities, at Value
Ireland
Loan Participations and Assignments	$971	Recent Transaction	Purchase Price	99.800-	—
Ivory Coast
Loan Participations and Assignments	1,074	Discounted Cash Flow	Discount Rate	6.963	—
Luxembourg
Common Stocks	249	Indicative Market Quotation	Broker Quote	$25.188	—
Netherlands
Common Stocks	1	Other Valuation Techniques(2)	-	-	—
Turkey
Loan Participations and Assignments	1,073	Discounted Cash Flow	Discount Rate	5.487	—
United Kingdom
Corporate Bonds & Notes	737	Other Valuation Techniques(2)	-	-	—
Financial Derivative Instruments - Assets
Over the counter	19	Indicative Market Quotation	Broker Quote	0.329 – 0.392	0.372

Total	$4,124

(1)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Portfolio.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Sources or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for each respective Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$171	$16,910	$(16,300)	$1	$0	$782	$10	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	NZD	New Zealand Dollar
AZN	Azerbaijani Manat	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
BRL	Brazilian Real	ILS	Israeli Shekel	PHP	Philippine Peso
CAD	Canadian Dollar	INR	Indian Rupee	PKR	Pakistani Rupee
CHF	Swiss Franc	JPY	Japanese Yen	PLN	Polish Zloty
CLP	Chilean Peso	KRW	South Korean Won	PYG	Paraguayan Guarani
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	TRY	Turkish New Lira
CZK	Czech Koruna	KZT	Kazakhstani Tenge	TWD	Taiwanese Dollar
DOP	Dominican Peso	MXN	Mexican Peso	USD (or $)	United States Dollar
EGP	Egyptian Pound	MYR	Malaysian Ringgit	UZS	Uzbekistani Sum
EUR	Euro	NGN	Nigerian Naira	ZAR	South African Rand
GBP	British Pound	NOK	Norwegian Krone

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.EM	Credit Derivatives Index - Emerging Markets	EUR006M	6 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
EUR003M	3 Month EUR Swap Rate	SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	JSC	Joint Stock Company	TBA	To-Be-Announced
BRL-CDI	Brazil Interbank Deposit Rate	OIS	Overnight Index Swap	TBD	To-Be-Determined
CHILIBOR	Chile Interbank Offered Rate	PIK	Payment-in-Kind	TBD%	Interest rate to be determined when loan settles or at the time of funding
DAC	Designated Activity Company	PRIBOR	Prague Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged)	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 161.6% ¤
ARGENTINA 0.1%
SOVEREIGN ISSUES 0.1%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$60	$38
4.125% due 07/09/2035 þ		44	27

Total Argentina (Cost $58)			65

AUSTRALIA 1.3%
SOVEREIGN ISSUES 1.3%
Australia Government International Bond
1.750% due 06/21/2051	AUD	50	16
2.500% due 05/21/2030		400	234
New South Wales Treasury Corp.
1.750% due 03/20/2034		300	144
2.000% due 03/08/2033		200	102
Queensland Treasury Corp.
1.500% due 08/20/2032		500	250
1.750% due 07/20/2034		300	142
2.000% due 08/22/2033		400	200
Treasury Corp. of Victoria
2.000% due 09/17/2035		300	139
2.250% due 09/15/2033		500	255
4.250% due 12/20/2032		300	181

Total Australia (Cost $1,794)			1,663

BRAZIL 1.7%
SOVEREIGN ISSUES 1.7%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (b)	BRL	13,300	2,175

Total Brazil (Cost $2,155)			2,175

CANADA 2.7%
CORPORATE BONDS & NOTES 1.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$67	63
Canadian Imperial Bank of Commerce 4.876% due 01/14/2030		900	922
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	106
Toronto-Dominion Bank 4.814% due 07/16/2027		$500	506

			1,597

SOVEREIGN ISSUES 1.5%
Canada Government Bond 1.500% due 12/01/2044 (d)	CAD	140	100
Province of British Columbia 4.150% due 06/18/2034		200	145
Province of Ontario 3.650% due 06/02/2033		1,300	919
Province of Quebec
3.600% due 09/01/2033		800	562
4.450% due 09/01/2034		200	148

			1,874

Total Canada (Cost $3,453)			3,471

CAYMAN ISLANDS 3.9%
ASSET-BACKED SECURITIES 3.5%
Arbor Realty Commercial Real Estate Notes Ltd. 5.799% due 01/15/2037 •		$193	194

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

BDS Ltd. 5.781% due 12/16/2036 ~		236	236
Carlyle Global Market Strategies CLO Ltd.
5.513% due 07/20/2032 •		378	378
5.530% due 08/14/2030 •		2	2
CIFC Funding Ltd. 5.508% due 10/24/2030 ~		201	201
Golub Capital Partners Static Ltd. 5.523% due 04/20/2033 •		339	338
ICG U.S. CLO Ltd. 5.443% due 10/20/2034 •		500	499
KREF Ltd. 5.767% due 02/17/2039 •		268	267
LCM Ltd. 5.635% due 04/20/2031 •		340	340
MF1 Ltd. 5.667% due 02/19/2037 •		250	250
MF1 Multifamily Housing Mortgage Loan Trust 5.284% due 07/15/2036 ~		12	12
Northwoods Capital Ltd. 5.489% due 06/15/2031 ~		387	387
OFSI BSL X Ltd. 5.563% due 04/20/2034 •		500	500
Starwood Commercial Mortgage Trust
5.631% due 04/18/2038 ~		318	315
5.699% due 11/15/2038 ~		252	252
TPG Real Estate Finance Issuer Ltd. 5.969% due 02/15/2039 •		290	289
Voya CLO Ltd. 5.514% due 04/17/2030 •		69	69

			4,529

CORPORATE BONDS & NOTES 0.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		282	264

SOVEREIGN ISSUES 0.2%
KSA Sukuk Ltd. 5.268% due 10/25/2028		200	204

Total Cayman Islands (Cost $5,016)			4,997

CHILE 0.2%
SOVEREIGN ISSUES 0.2%
Chile Government International Bond 4.850% due 01/22/2029		$200	202

Total Chile (Cost $200)			202

DENMARK 1.4%
CORPORATE BONDS & NOTES 1.4%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	120	13
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		547	64
Nykredit Realkredit AS
1.000% due 04/01/2025		8,800	1,276
Realkredit Danmark AS
1.000% due 04/01/2025		2,700	391
1.500% due 10/01/2053		274	32

Total Denmark (Cost $1,797)			1,776

FRANCE 6.8%
CORPORATE BONDS & NOTES 0.2%
Credit Agricole SA 6.316% due 10/03/2029 •		$300	314

SOVEREIGN ISSUES 6.6%
France Government International Bond
0.750% due 02/25/2028	EUR	800	827
0.750% due 05/25/2052		300	153
2.750% due 10/25/2027		800	875
2.750% due 02/25/2030		4,300	4,652

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

UNEDIC ASSEO 0.875% due 05/25/2028		2,000	2,058

			8,565

Total France (Cost $8,636)			8,879

GERMANY 1.3%
CORPORATE BONDS & NOTES 1.3%
Deutsche Bank AG
1.750% due 11/19/2030 ~	EUR	200	200
3.035% due 05/28/2032 •		$150	131
3.547% due 09/18/2031 •		200	184
Kreditanstalt fuer Wiederaufbau 0.000% due 12/15/2027 (b)	EUR	1,200	1,222

Total Germany (Cost $1,763)			1,737

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$200	206

Total Hungary (Cost $199)			206

IRELAND 3.1%
ASSET-BACKED SECURITIES 3.1%
Accunia European CLO DAC 3.735% due 07/15/2030 •	EUR	62	67
BBAM European CLO DAC 3.574% due 07/22/2034 •		500	540
CVC Cordatus Loan Fund DAC 3.435% due 10/15/2031 •		187	202
CVC Cordatus Opportunity Loan Fund-R DAC 3.310% due 08/15/2033 «•		500	541
Grosvenor Place CLO DAC 3.845% due 01/15/2039 •		500	541
Harvest CLO DAC 1.040% due 07/15/2031		319	334
Hayfin Emerald CLO 3.914% due 01/22/2039 «•		600	649
Jubilee CLO DAC 3.435% due 04/15/2031 •		243	263
Man GLG Euro CLO DAC 3.191% due 12/15/2031 •		184	199
Rockford Tower Europe CLO DAC 3.631% due 01/24/2035 •		600	647

Total Ireland (Cost $4,087)			3,983

ISRAEL 1.0%
SOVEREIGN ISSUES 1.0%
Israel Government International Bond
5.375% due 03/12/2029		$200	202
5.375% due 02/19/2030		700	706
5.500% due 03/12/2034		200	199
5.750% due 03/12/2054		200	184

Total Israel (Cost $1,284)			1,291

ITALY 0.5%
CORPORATE BONDS & NOTES 0.3%
Banca Monte dei Paschi di Siena SpA 0.875% due 10/08/2027	EUR	300	317
Nexi SpA 2.125% due 04/30/2029		100	102

			419

SOVEREIGN ISSUES 0.2%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$200	202

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Total Italy (Cost $655)			621

JAPAN 7.2%
CORPORATE BONDS & NOTES 0.2%
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		$300	308

SOVEREIGN ISSUES 7.0%
Development Bank of Japan, Inc.
2.125% due 09/01/2026	EUR	500	538
4.000% due 08/28/2027		$300	299
Japan Finance Organization for Municipalities 2.375% due 09/08/2027	EUR	2,300	2,476
Japan Government International Bond
0.100% due 03/10/2028 (d)	JPY	192,691	1,331
0.400% due 06/20/2029		110,000	714
0.700% due 06/20/2051		14,000	62
1.500% due 09/20/2043		110,000	662
2.000% due 12/20/2044		80,000	517
2.200% due 06/20/2054		56,000	352
2.200% due 03/20/2064		60,000	356
2.300% due 12/20/2054		283,000	1,816

			9,123

Total Japan (Cost $10,011)			9,431

JERSEY, CHANNEL ISLANDS 0.3%
ASSET-BACKED SECURITIES 0.3%
Verdelite Static CLO Ltd. 5.423% due 07/20/2032 ~		$446	446

Total Jersey, Channel Islands (Cost $446)			446

MALAYSIA 0.1%
SOVEREIGN ISSUES 0.1%
Malaysia Government International Bond 2.632% due 04/15/2031	MYR	700	149

Total Malaysia (Cost $150)			149

NETHERLANDS 0.2%
CORPORATE BONDS & NOTES 0.2%
ABN AMRO Bank NV 5.515% due 12/03/2035 •		$300	301

Total Netherlands (Cost $300)			301

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	300	180

Total Norway (Cost $218)			180

PERU 1.6%
SOVEREIGN ISSUES 1.6%
Peru Government International Bond
6.900% due 08/12/2037	PEN	1,200	323
7.300% due 08/12/2033		4,600	1,322
7.600% due 08/12/2039		1,400	395

Total Peru (Cost $2,041)			2,040

POLAND 0.6%
SOVEREIGN ISSUES 0.6%
Republic of Poland Government International Bond
3.875% due 02/14/2033	EUR	200	224
4.875% due 02/12/2030		$100	101
4.875% due 10/04/2033		100	99
5.125% due 09/18/2034		200	198
5.375% due 02/12/2035		100	101
5.500% due 04/04/2053		100	94

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Total Poland (Cost $811)			817

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$200	173

Total Qatar (Cost $199)			173

ROMANIA 1.0%
SOVEREIGN ISSUES 1.0%
Romania Government International Bond
1.750% due 07/13/2030	EUR	200	181
2.000% due 01/28/2032		100	86
2.000% due 04/14/2033		100	81
2.124% due 07/16/2031		100	88
2.750% due 04/14/2041		100	66
2.875% due 04/13/2042		100	65
5.000% due 09/27/2026		300	333
5.125% due 09/24/2031		100	105
5.250% due 03/10/2030		100	109
5.250% due 05/30/2032		100	104
5.625% due 05/30/2037		100	99

Total Romania (Cost $1,544)			1,317

SAUDI ARABIA 2.0%
SOVEREIGN ISSUES 2.0%
Saudi Government International Bond
3.375% due 03/05/2032	EUR	300	321
3.750% due 03/05/2037		100	104
4.750% due 01/18/2028		$300	302
4.750% due 01/16/2030		1,100	1,100
4.875% due 07/18/2033		200	198
5.125% due 01/13/2028		400	405
5.375% due 01/13/2031		200	205

Total Saudi Arabia (Cost $2,608)			2,635

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond
1.000% due 09/23/2028	EUR	100	97
2.050% due 09/23/2036		100	79

Total Serbia (Cost $231)			176

SINGAPORE 0.7%
SOVEREIGN ISSUES 0.7%
Singapore Government International Bond
2.375% due 07/01/2039	SGD	117	83
3.250% due 06/01/2054		1,017	835

Total Singapore (Cost $876)			918

SOUTH AFRICA 1.5%
SOVEREIGN ISSUES 1.5%
Republic of South Africa Government International Bond
8.000% due 01/31/2030	ZAR	13,000	680
8.875% due 02/28/2035		26,900	1,313

Total South Africa (Cost $2,090)			1,993

SOUTH KOREA 0.5%
SOVEREIGN ISSUES 0.5%
Korea Development Bank 4.000% due 09/08/2025		$300	299
Korea Housing Finance Corp. 5.375% due 11/15/2026		300	305

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Total South Korea (Cost $598)			604

SPAIN 5.6%
SOVEREIGN ISSUES 5.6%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	100	109
Spain Government International Bond
0.000% due 01/31/2028 (b)		1,650	1,673
2.400% due 05/31/2028		1,050	1,136
3.550% due 10/31/2033		3,900	4,327

Total Spain (Cost $7,138)			7,245

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
UBS Group AG
5.617% due 09/13/2030 •		$200	205
6.442% due 08/11/2028 •		300	311
6.537% due 08/12/2033 •		600	643
9.016% due 11/15/2033 •		300	367

Total Switzerland (Cost $1,391)			1,526

UNITED ARAB EMIRATES 0.3%
SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond 5.500% due 04/30/2054		$400	402

Total United Arab Emirates (Cost $393)			402

UNITED KINGDOM 2.6%
CORPORATE BONDS & NOTES 1.5%
HSBC Holdings PLC
3.973% due 05/22/2030 •		$100	96
4.041% due 03/13/2028 •		200	197
4.787% due 03/10/2032 ~	EUR	200	230
NatWest Group PLC 4.892% due 05/18/2029 •		$400	401
Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		200	198
6.534% due 01/10/2029 •		300	312
Standard Chartered PLC
2.608% due 01/12/2028 •		200	193
2.678% due 06/29/2032 •		300	260

			1,887

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.1%
Eurohome U.K. Mortgages PLC 4.728% due 06/15/2044 •	GBP	74	96
Eurosail PLC 5.529% due 06/13/2045 •		99	127
Towd Point Mortgage Funding 5.483% due 07/20/2053 •		412	534
Tower Bridge Funding PLC 5.248% due 12/20/2066 •		500	646

			1,403

Total United Kingdom (Cost $3,357)			3,290

UNITED STATES 111.7%
ASSET-BACKED SECURITIES 3.4%
ACE Securities Corp. Home Equity Loan Trust 5.335% due 08/25/2035 ~		$353	349
Citigroup Mortgage Loan Trust 5.425% due 07/25/2035 •		481	460
Conseco Finance Securitizations Corp. 7.490% due 07/01/2031 þ		236	239
Countrywide Asset-Backed Certificates Trust
4.835% due 08/25/2034 ~		55	54
4.875% due 06/25/2047 •		467	451
5.175% due 08/25/2047 •		43	42
Credit-Based Asset Servicing & Securitization Trust 4.555% due 11/25/2036 ~		12	5
Fortress Credit Investments Ltd. 6.192% due 02/23/2039 •		52	51

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

GSAMP Trust 4.935% due 05/25/2046 •		354	338
Morgan Stanley ABS Capital, Inc. Trust
4.545% due 03/25/2037 •		741	315
4.935% due 08/25/2036 •		1,681	839
NovaStar Mortgage Funding Trust 4.975% due 05/25/2036 •		500	482
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		454	138
Securitized Asset-Backed Receivables LLC Trust 4.535% due 12/25/2036 •		5	2
SMB Private Education Loan Trust
1.290% due 07/15/2053		112	105
5.534% due 07/15/2053 •		28	28
5.799% due 02/16/2055 ~		167	170
Soundview Home Loan Trust 4.935% due 11/25/2036 •		398	376
Structured Asset Securities Corp. Mortgage Loan Trust 5.937% due 04/25/2035 •		1	1
Terwin Mortgage Trust 5.375% due 11/25/2033 •		7	7
Washington Mutual Asset-Backed Certificates Trust 4.343% due 10/25/2036 •		28	10

			4,462

CORPORATE BONDS & NOTES 4.5%
Athene Global Funding 5.516% due 03/25/2027		200	203
Bank of America Corp. 5.511% due 01/24/2036 ~		300	305
Bayer U.S. Finance LLC 4.250% due 12/15/2025		200	199
Boeing Co. 6.259% due 05/01/2027		100	103
British Airways Pass-Through Trust 3.350% due 12/15/2030		48	45
Charter Communications Operating LLC
2.300% due 02/01/2032		200	162
3.500% due 03/01/2042		100	69
GA Global Funding Trust 2.250% due 01/06/2027		150	144
GLP Capital LP 5.300% due 01/15/2029		200	201
JPMorgan Chase & Co.
4.505% due 10/22/2028 •		400	400
5.140% due 01/24/2031 ~		400	406
Kraton Corp. 5.000% due 07/15/2027		300	303
Morgan Stanley
3.106% due 03/19/2027 •	EUR	400	434
5.652% due 04/13/2028 •		$500	510
Morgan Stanley Bank NA 5.504% due 05/26/2028 •		300	306
Organon & Co. 4.125% due 04/30/2028		200	187
Pacific Gas & Electric Co. 4.000% due 12/01/2046		100	74
PacifiCorp 5.100% due 02/15/2029		150	153
Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	100	110
5.125% due 02/13/2031		$150	153
Wells Fargo & Co.
3.908% due 04/25/2026 •		100	100
5.211% due 12/03/2035 •		400	397
5.244% due 01/24/2031 ~		500	509
5.499% due 01/23/2035 •		300	304

			5,777

MUNICIPAL BONDS & NOTES 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2022 4.145% due 02/01/2033		100	98
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035		93	94

			192

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.4%
Adjustable Rate Mortgage Trust 5.837% due 09/25/2035 ~		2	2
American Home Mortgage Assets Trust
4.625% due 05/25/2046 ~		90	78
4.645% due 10/25/2046 •		219	113

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	405	407
Banc of America Funding Trust
4.622% due 10/20/2046 ~	41	35
5.500% due 01/25/2036	11	11
6.425% due 02/20/2036 •	24	22
Bayview Opportunity Master Fund Trust 3.000% due 11/25/2051 •	227	194
BCAP LLC Trust
4.775% due 01/25/2037 •	87	80
5.250% due 04/26/2037	286	160
Bear Stearns Adjustable Rate Mortgage Trust
4.000% due 05/25/2034 ~	1	1
4.321% due 05/25/2047 ~	59	53
5.253% due 08/25/2033 •	2	2
6.351% due 11/25/2034 •	1	1
6.368% due 10/25/2033 •	1	1
7.010% due 05/25/2034 ~	5	5
Bear Stearns ALT-A Trust
4.536% due 08/25/2036 •	95	44
4.941% due 11/25/2035 ~	39	30
5.043% due 09/25/2035 •	45	26
Bear Stearns Structured Products, Inc. Trust 4.333% due 12/26/2046 •	30	23
BX Trust 5.163% due 10/15/2036 •	270	268
Chase Mortgage Finance Trust 5.310% due 07/25/2037 •	9	7
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.615% due 07/25/2036 •	155	145
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	462	380
2.500% due 05/25/2051 •	220	180
6.560% due 10/25/2035 ~	81	77
6.838% due 09/25/2035 ~	2	2
Countrywide Alternative Loan Trust
4.556% due 11/25/2035 ~	10	9
4.629% due 12/20/2046 ~	142	124
4.785% due 05/25/2037 ~	33	10
4.854% due 03/20/2046 ~	44	38
4.854% due 07/20/2046 ~	82	69
4.895% due 11/25/2035 •	70	66
4.995% due 02/25/2037 •	50	43
5.250% due 06/25/2035	6	5
6.000% due 04/25/2037	38	17
6.135% due 11/25/2035 ~	10	9
6.250% due 08/25/2037	17	8
6.500% due 06/25/2036	88	41
Countrywide Home Loan Mortgage Pass-Through Trust
3.841% due 05/25/2047 •	41	35
4.895% due 05/25/2035 ~	22	19
4.975% due 04/25/2046 ~	900	261
5.015% due 04/25/2035 ~	2	2
5.035% due 03/25/2035 •	278	165
5.055% due 02/25/2035 •	170	158
5.075% due 03/25/2035 ~	2	2
5.075% due 03/25/2035 •	21	18
5.095% due 02/25/2035 ~	2	2
5.160% due 11/25/2034 •	4	3
5.195% due 09/25/2034 •	1	1
5.500% due 10/25/2035	32	16
6.248% due 02/20/2036 •	122	112
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 •	72	59
6.500% due 07/26/2036	103	23
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 6.386% due 10/25/2036 þ	77	66
GCAT Trust
3.000% due 04/25/2052 •	336	286
4.250% due 05/25/2067 •	541	507
GreenPoint Mortgage Funding Trust 4.975% due 11/25/2045 ~	3	3
GS Mortgage-Backed Securities Trust 2.500% due 12/25/2051 •	77	63
GSR Mortgage Loan Trust
5.058% due 06/25/2034 ~	1	1
5.328% due 09/25/2035 ~	23	22
5.880% due 03/25/2033 •	1	1
HarborView Mortgage Loan Trust 5.485% due 12/19/2036 ~	49	44
IndyMac INDX Mortgage Loan Trust 4.110% due 09/25/2035 •	69	56
JP Morgan Mortgage Trust
3.000% due 01/25/2052 •	528	453
3.000% due 03/25/2052 ~	488	417
3.000% due 04/25/2052 •	510	437

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

3.000% due 05/25/2052 •	763	654
4.557% due 01/25/2037 ~	50	39
5.676% due 11/25/2033 ~	1	1
6.057% due 02/25/2035 ~	1	1
Luminent Mortgage Trust 5.155% due 04/25/2036 ~	146	126
Manhattan West Mortgage Trust 2.130% due 09/10/2039	400	373
MASTR Adjustable Rate Mortgages Trust 6.221% due 05/25/2034 ~	112	108
MASTR Alternative Loan Trust 4.835% due 03/25/2036 •	44	4
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.874% due 12/15/2030 ~	1	1
Merrill Lynch Mortgage Investors Trust
4.855% due 02/25/2036 •	17	17
6.293% due 02/25/2033 ~	2	2
Merrill Lynch Mortgage-Backed Securities Trust 4.369% due 04/25/2037 •	3	3
MFA Trust 6.105% due 12/25/2068 þ	363	365
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	197	189
2.750% due 11/25/2059 •	174	167
Nomura Asset Acceptance Corp. Alternative Loan Trust 4.416% due 10/25/2035 ~	4	3
NYO Commercial Mortgage Trust 5.529% due 11/15/2038 •	400	397
OBX Trust 5.085% due 06/25/2057 •	57	55
One New York Plaza Trust 5.384% due 01/15/2036 •	500	480
PMT Loan Trust 2.500% due 07/25/2051 •	312	256
PRPM Trust 6.221% due 11/25/2068 þ	402	406
Residential Accredit Loans, Inc. Trust
4.855% due 04/25/2046 •	117	30
6.000% due 12/25/2036	115	95
Residential Funding Mortgage Securities, Inc. Trust 5.500% due 11/25/2035	23	18
Structured Adjustable Rate Mortgage Loan Trust
6.527% due 02/25/2034 •	1	1
Structured Asset Mortgage Investments Trust
4.815% due 07/25/2046 •	159	114
4.855% due 05/25/2036 •	28	20
4.875% due 05/25/2036 •	146	119
4.875% due 09/25/2047 •	130	116
4.931% due 07/19/2035 •	14	14
4.995% due 02/25/2036 ~	116	97
5.131% due 03/19/2034 •	1	1
Structured Asset Securities Corp. 4.715% due 01/25/2036 ~	63	52
SunTrust Alternative Loan Trust 5.085% due 12/25/2035 •	110	95
Towd Point Mortgage Trust
1.636% due 04/25/2060 •	187	169
2.710% due 01/25/2060 ~	131	126
2.900% due 10/25/2059 ~	585	559
4.416% due 10/27/2064 •	656	656
WaMu Mortgage Pass-Through Certificates Trust
3.846% due 01/25/2037 •	9	8
4.237% due 06/25/2037 ~	21	19
4.313% due 12/25/2036 •	12	11
4.355% due 09/25/2036 •	30	25
4.356% due 12/25/2036 •	2	2
4.975% due 12/25/2045 •	9	9
5.055% due 01/25/2045 ~	1	1
5.075% due 01/25/2045 ~	2	2
5.335% due 02/25/2047 ~	118	106
5.676% due 02/25/2033 ~	15	15
5.683% due 07/25/2046 •	68	61
6.035% due 08/25/2042 •	1	1
6.188% due 06/25/2033 •	1	1
6.211% due 03/25/2034 •	5	5
Washington Mutual Mortgage Pass-Through Certificates Trust 5.575% due 07/25/2046 •	29	18

		12,231

U.S. GOVERNMENT AGENCIES 81.5%
Fannie Mae
3.000% due 03/01/2060	147	127
3.500% due 01/01/2059	270	242
4.854% due 06/25/2036 •	5	5
6.000% due 07/25/2044	7	7

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

6.010% due 12/01/2034 •		1	1
7.041% due 11/01/2034 •		5	5
Freddie Mac
2.150% due 01/15/2038 •(a)		64	3
3.000% due 03/01/2045		142	127
4.734% due 09/25/2031 •		3	3
4.793% due 01/15/2038 •		64	63
5.280% due 11/25/2054 •		595	596
5.290% due 03/25/2055 •		495	493
5.740% due 03/25/2055 •		782	787
5.835% due 10/25/2044 •		10	9
6.000% due 04/15/2036		70	73
7.038% due 04/01/2037 •		9	9
Ginnie Mae
3.000% due 07/20/2046 - 12/20/2052		462	410
3.500% due 10/20/2052 - 02/20/2055		6,200	5,687
5.134% due 04/20/2074 •		490	492
6.000% due 09/20/2038		2	2
Ginnie Mae, TBA
2.500% due 04/01/2055		600	512
3.000% due 05/01/2055		3,800	3,365
3.500% due 04/01/2055		1,000	915
6.500% due 04/01/2055		1,200	1,229
Uniform Mortgage-Backed Security
2.500% due 02/01/2051		209	174
3.000% due 08/01/2042 - 10/01/2049		304	266
3.500% due 10/01/2034 - 07/01/2050		310	285
4.000% due 06/01/2050		103	97
5.500% due 08/01/2054		850	849
6.000% due 01/01/2054 - 09/01/2054		20,153	20,560
6.500% due 12/01/2053		264	272
Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055		4,400	3,813
4.000% due 05/01/2055		600	558
4.500% due 04/01/2055		8,100	7,749
5.000% due 05/01/2055		21,200	20,761
6.500% due 06/01/2055		34,200	35,208

			105,754

U.S. TREASURY OBLIGATIONS 12.7%
U.S. Treasury Bonds
1.875% due 02/15/2041 (e)		300	210
2.250% due 08/15/2049 (e)		400	258
2.375% due 11/15/2049 (e)		350	232
3.000% due 02/15/2048 (e)		400	305
3.000% due 08/15/2048 (e)		175	133
3.375% due 11/15/2048 (e)		1,400	1,137
4.125% due 08/15/2044 (e)		3,750	3,514
4.500% due 11/15/2054 (e)		3,200	3,154
4.625% due 02/15/2055		2,000	2,014
U.S. Treasury Inflation Protected Securities (d)
0.125% due 10/15/2025		122	122
0.125% due 07/15/2031 (e)		356	327
0.125% due 01/15/2032		115	104
0.375% due 07/15/2025 (e)		335	335
0.500% due 01/15/2028 (g)		515	506
0.625% due 07/15/2032		109	102
1.125% due 01/15/2033 (e)		853	817
1.750% due 01/15/2028 (e)(g)		2,122	2,158
3.875% due 04/15/2029		309	340
U.S. Treasury Notes
3.500% due 02/15/2033 (i)		100	96
4.000% due 02/15/2034 (e)		600	592

			16,456

Total United States (Cost $146,930)			144,872

SHORT-TERM INSTRUMENTS 0.0%
NIGERIA TREASURY BILLS 0.0%
23.286% due 11/04/2025 (b)(c)	NGN	50,000	29

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $28)		29

Total Investments in Securities (Cost $212,457)		209,610

	SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III	23,938	233

Total Short-Term Instruments (Cost $233)		233

Total Investments in Affiliates (Cost $233)		233

Total Investments 161.8% (Cost $212,690)		$209,843
Financial Derivative Instruments (f)(h) (0.1)%(Cost or Premiums, net $3,648)		(129)
Other Assets and Liabilities, net (61.7)%		(79,996)

Net Assets 100.0%		$129,718

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		Security is an Interest Only (“IO”) or IO Strip.
(b)		Zero coupon security.
(c)		Coupon represents a yield to maturity.
(d)		Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)		Payable for Reverse Repurchase Agreements

CIB	4.430%	02/21/2025	04/04/2025	$(2,318)		$(2,330)
DEU	4.430	03/20/2025	04/03/2025	(201)		(201)
JPS	4.430	02/20/2025	04/03/2025	(1,907)		(1,916)
	4.430	03/20/2025	04/03/2025	(3,157)		(3,162)
	4.440	03/12/2025	04/09/2025	(376)		(376)
	4.490	03/31/2025	04/03/2025	(3,011)		(3,012)

Total Reverse Repurchase Agreements						$(10,997)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)		Payable for Sale-Buyback Transactions(2)

UBS	4.430%	02/26/2025	05/08/2025	$(588)		$(591)

Total Sale-Buyback Transactions						$(591)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (23.6)%
U.S. Government Agencies (23.6)%
Uniform Mortgage-Backed Security, TBA		2.000%	04/01/2040	$2,300	$(2,068)	$(2,079)
Uniform Mortgage-Backed Security, TBA		2.000	05/01/2055	12,500	(9,905)	(9,937)
Uniform Mortgage-Backed Security, TBA		2.500	04/01/2055	800	(659)	(665)
Uniform Mortgage-Backed Security, TBA		3.500	05/01/2055	800	(718)	(721)
Uniform Mortgage-Backed Security, TBA		4.500	04/01/2055	8,300	(7,929)	(7,940)
Uniform Mortgage-Backed Security, TBA		5.500	05/01/2055	2,100	(2,094)	(2,096)
Uniform Mortgage-Backed Security, TBA		6.000	04/01/2055	529	(537)	(537)
Uniform Mortgage-Backed Security, TBA		6.000	05/01/2055	5,271	(5,333)	(5,348)
Uniform Mortgage-Backed Security, TBA		6.500	04/01/2055	1,200	(1,236)	(1,238)

Total Short Sales (23.6)%					$(30,479)	$(30,561)

(e)		Securities with an aggregate market value of $11,581 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(7,655) at a weighted average interest rate of 4.427%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)		Payable for sale-buyback transactions includes $(3) of deferred price drop.
(f)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.500	04/25/2025	4	$4	$(1)	$(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	4	4	(1)	(1)

Total Written Options	$(2)	$(2)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond June Futures	06/2025	7	$466	$1	$2	$0
Canada Government 5-Year Bond June Futures	06/2025	40	3,222	30	3	0
Euro-BTP June Futures	06/2025	48	6,100	(106)	16	(7)
U.S. Treasury 2-Year Note June Futures	06/2025	27	5,594	34	0	0
U.S. Treasury 5-Year Note June Futures	06/2025	116	12,546	129	0	(4)
U.S. Treasury 10-Year Note June Futures	06/2025	39	4,338	29	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	66	7,532	30	6	0

$147	$28	$(11)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2025	105	$(7,392)	$(7)	$0	$(70)
Canada Government 10-Year Bond June Futures	06/2025	25	(2,157)	(18)	0	(2)
Euro-BOBL June Futures	06/2025	49	(6,241)	56	1	(15)
Euro-Bund June Futures	06/2025	70	(9,751)	150	1	(37)
Euro-Buxl 30-Year Bond June Futures	06/2025	2	(258)	17	0	(3)
Euro-Oat June Futures	06/2025	17	(2,255)	37	3	(8)
Euro-Schatz June Futures	06/2025	22	(2,544)	0	1	(2)
Japan Government 10-Year Bond June Futures	06/2025	31	(28,605)	(83)	0	(209)
Short Euro-BTP Italy Government Bond June Futures	06/2025	47	(5,463)	(7)	2	(4)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	14	(1,712)	(35)	0	(6)

$110	$8	$(356)

Total Futures Contracts	$257	$36	$(367)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$1,800	$(10)	$5	$(5)	$0	$0
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035	9,200	(19)	17	(2)	0	(2)
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2030	EUR	3,260	(71)	8	(63)	5	0
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2035	2,600	(6)	12	6	8	0

$(106)	$42	$(64)	$13	$(2)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$66,200	$1,472	$(199)	$1,273	$1	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	23,900	439	1	440	4	0

$1,911	$(198)	$1,713	$5	$0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	4,400	$(29)	$(5)	$(34)	$4	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		7,500	(27)	(152)	(179)	10	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		13,700	42	(15)	27	27	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		12,600	(343)	(30)	(373)	55	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		100	7	0	7	0	(1)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029	JPY	40,000	0	(5)	(5)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		130,000	36	25	61	0	(4)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		860,000	(12)	(38)	(50)	30	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		356,000	(5)	(44)	(49)	17	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		20,000	1	(4)	(3)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		560,000	(60)	(44)	(104)	27	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		480,000	262	229	491	0	(26)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		530,000	(252)	(173)	(425)	33	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.800	Annual	06/15/2052		19,050	(7)	(24)	(31)	1	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	1,400	2	(8)	(6)	0	(2)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		4,590	21	(93)	(72)	0	(11)
Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030	THB	44,606	10	19	29	6	0
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		23,620	0	(56)	(56)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		$9,900	22	153	175	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		8,200	34	51	85	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		4,600	11	(10)	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.228	Annual	08/30/2025		4,900	(2)	17	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		43	0	0	0	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		1,200	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		700	10	(6)	4	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		1,300	0	(3)	(3)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		4,600	1	83	84	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		3,400	23	(15)	8	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		28,150	587	(185)	402	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.981	Annual	11/30/2027		2,400	0	15	15	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		700	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		500	0	(4)	(4)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.593	Annual	08/31/2029		2,100	0	1	1	0	(2)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Receive(5)	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/31/2029		2,700	0	(13)	(13)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029		4,100	(59)	(20)	(79)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030		5,960	266	(88)	178	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031		1,300	0	(9)	(9)	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.695	Annual	11/15/2031		5,500	(9)	(691)	(700)	9	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		700	(15)	(3)	(18)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.100	Annual	11/15/2032		9,160	(48)	(369)	(417)	21	0
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		500	(2)	14	12	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.667	Annual	11/15/2034		400	0	2	2	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.815	Annual	11/15/2034		700	0	(4)	(4)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.843	Annual	11/15/2034		400	0	(3)	(3)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.844	Annual	11/15/2034		400	0	(3)	(3)	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/15/2034		500	(15)	(1)	(16)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,600	18	(11)	7	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		14,650	977	(311)	666	0	(10)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.781	Annual	11/15/2053		100	0	0	0	0	(1)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.791	Annual	11/15/2053		1,000	0	3	3	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.887	Annual	11/15/2053		300	0	(4)	(4)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.914	Annual	11/15/2053		300	0	(5)	(5)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		1,370	175	(36)	139	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054		100	(13)	10	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		300	22	(3)	19	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054		700	0	(16)	(16)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054		200	0	(5)	(5)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054		500	0	(14)	(14)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054		200	0	(7)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.017	Annual	11/15/2054		600	0	(23)	(23)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054		1,740	0	(88)	(88)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054		260	0	(15)	(15)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		800	0	5	5	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		200	0	0	0	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		200	0	0	0	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		200	0	(2)	(2)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		500	0	2	2	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		980	123	(28)	95	0	(7)
Pay	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	25,600	19	(160)	(141)	66	0
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		900	0	(2)	(2)	5	0
Pay(5)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		300	2	1	3	2	0
Receive	3-Month CNY-CNREPOFIX	1.500	Quarterly	03/19/2030	CNY	1,700	0	1	1	0	0
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030	KRW	40,260	0	0	0	0	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	900	7	22	29	2	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	1,000	(3)	(22)	(25)	1	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	06/16/2031		2,800	36	(272)	(236)	9	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		1,600	28	(22)	6	7	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		2,700	9	20	29	14	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	5,170	36	50	86	2	0
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027		5,900	(41)	21	(20)	5	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		900	0	(16)	(16)	1	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		2,000	0	(22)	(22)	3	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		3,200	0	(27)	(27)	5	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		3,800	4	(16)	(12)	8	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		2,000	(29)	12	(17)	4	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		7,090	(300)	16	(284)	30	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		440	21	(40)	(19)	2	0
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		100	0	52	52	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	56	56	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		2,900	0	52	52	0	(6)
Receive(5)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055		900	0	11	11	0	(2)
Receive(5)	6-Month EUR-EURIBOR	2.282	Annual	03/12/2055		300	0	3	3	0	(1)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		5,570	413	41	454	0	(44)
Pay	6-Month PLN-WIBOR	2.585	Annual	10/14/2029	PLN	1,200	0	(30)	(30)	1	0
Pay	CAONREPO	3.500	Annual	12/18/2025	VAD	4,500	(9)	34	25	1	0
Pay(5)	CAONREPO	3.898	Annual	06/19/2026		5,400	(1)	59	58	2	0
Pay(5)	CAONREPO	3.925	Annual	06/19/2026		5,100	0	56	56	1	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2028		2,000	(9)	49	40	2	0
Pay	CAONREPO	1.250	Semi-Annual	06/16/2031		400	(42)	21	(21)	1	0
Pay	CAONREPO	3.500	Semi-Annual	06/19/2034		900	29	14	43	2	0
Receive	CAONREPO	3.250	Semi-Annual	06/21/2053		900	9	(49)	(40)	0	(6)

							$1,931	$(2,151)	$(220)	$418	$(228)

Total Swap Agreements							$3,736	$(2,307)	$1,429	$436	$(230)

(g)	Securities with an aggregate market value of $1,397 and cash of $4,231 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		04/2025		JPY	55,041		$365		$0		$(2)
		04/2025			$1,914		AUD	3,025	0		(24)
		04/2025			215		JPY	32,107	0		(1)
		04/2025			368		SGD	492	0		(2)
		05/2025		AUD	3,025		$1,914		23		0
		05/2025		CNH	10,407		1,437		2		(1)
		05/2025		SGD	491		368		2		0
		05/2025			$368		CNH	2,697	4		0
		05/2025			365		JPY	54,856	2		0
		06/2025			1,129		CNH	8,238	11		0
		06/2025			139		JPY	20,000	0		(5)
		07/2025			719		CNH	5,179	0		(1)

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

	08/2025		718		5,180	1	0
BOA	04/2025	DKK	5,100		$752	13	0
	04/2025	JPY	21,000		140	0	0
	04/2025		$1,980	EUR	1,833	2	0
	04/2025		288	MYR	1,274	0	0
	05/2025	IDR	694,690		$42	0	0
	05/2025		$360	CNH	2,637	4	0
	05/2025		33	INR	2,812	0	0
	06/2025	CNH	4,491		$620	0	(1)
	06/2025		$80	CNH	576	0	0
	08/2025	CNH	1,452		$203	1	0
	08/2025	TWD	62		2	0	0
BPS	04/2025	BRL	2,448		437	8	0
	04/2025	EUR	5,281		5,551	1	(161)
	04/2025	IDR	6,278,216		379	2	0
	04/2025	ILS	320		87	1	0
	04/2025	JPY	19,643		131	0	0
	04/2025	NOK	425		40	0	0
	04/2025	TWD	34,457		1,050	12	0
	04/2025		$426	BRL	2,448	3	0
	04/2025		95	CNY	682	0	0
	04/2025		108	CZK	2,625	6	0
	04/2025		3,357	EUR	3,117	14	0
	04/2025		688	IDR	11,269,623	0	(11)
	04/2025		211	INR	18,318	3	0
	04/2025		2,354	JPY	351,028	0	(14)
	04/2025		304	KRW	442,085	0	(4)
	04/2025		235	SGD	315	0	(1)
	04/2025		627	TWD	20,536	0	(9)
	04/2025	ZAR	2,365		$129	0	0
	05/2025	EUR	3,117		3,362	0	(14)
	05/2025	IDR	2,045,973		123	0	0
	05/2025	SGD	315		235	1	0
	05/2025		$1,334	CNH	9,690	4	0
	05/2025		352	IDR	5,841,480	0	(2)
	05/2025		295	INR	25,266	0	0
	05/2025		131	JPY	19,578	0	0
	05/2025		40	NOK	425	0	0
	06/2025	KRW	36,588		$26	1	0
	06/2025		$1,701	CNH	12,378	11	0
	06/2025		797	PLN	3,096	5	(4)
	07/2025	TWD	10,499		$323	5	0
	08/2025		9,910		304	3	0
	10/2025	BRL	3,700		608	0	(12)
BRC	04/2025	EUR	153		166	1	0
	04/2025	INR	971		11	0	0
	04/2025	JPY	45,000		307	7	0
	04/2025	TRY	7,527		195	1	0
	04/2025		$152	AUD	242	0	(1)
	04/2025		219	IDR	3,588,659	0	(4)
	04/2025		439	ILS	1,613	0	(5)
	04/2025		11	INR	970	0	0
	04/2025		62	MYR	276	0	0
	04/2025		71	NOK	789	4	0
	04/2025		1,836	TRY	70,604	3	(16)
	05/2025	INR	973		$11	0	0
	05/2025	JPY	40,000		274	5	0
	05/2025		$35	NOK	365	0	0
	05/2025		128	RON	615	5	0
	05/2025		1,615	TRY	63,219	0	(39)
	06/2025	KRW	96,364		$66	0	0
	06/2025	TRY	3,017		76	3	0
	06/2025		$14	PLN	55	0	0
	08/2025	CNH	581		$81	0	0
	08/2025		$490	CNH	3,524	0	(1)
BSH	04/2025	AUD	2,504		$1,587	22	0
	04/2025	JPY	524,896		3,495	0	(4)
	04/2025	PEN	826		219	0	(6)
	05/2025		151		40	0	(1)
	05/2025		$3,495	JPY	523,129	4	0
	06/2025		115	PEN	425	0	0
	06/2025		144	PLN	554	0	(1)
CBK	04/2025	BRL	460		$80	0	(1)
	04/2025	CNY	2,280		317	2	0
	04/2025	EUR	3,117		3,363	0	(8)
	04/2025	IDR	8,123,442		490	2	0
	04/2025	ILS	843		231	4	0
	04/2025	PEN	643		173	0	(2)
	04/2025	SEK	4,962		495	1	0
	04/2025	TWD	36,520		1,115	15	0
	04/2025		$81	BRL	460	0	0
	04/2025		510	CAD	726	0	(5)
	04/2025		881	CNY	6,317	0	(4)
	04/2025		33	DKK	238	1	0
	04/2025		696	EUR	640	0	(4)
	04/2025		609	GBP	482	13	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

	04/2025		772	IDR	12,652,479	0	(13)
	04/2025		81	ILS	299	0	(1)
	04/2025		160	INR	13,766	1	0
	04/2025		22	KRW	32,181	0	0
	04/2025		654	PEN	2,396	0	(3)
	04/2025		1,451	TWD	47,591	0	(18)
	05/2025	CAD	725		$510	5	0
	05/2025	IDR	2,504,412		151	1	0
	05/2025	PEN	134		35	0	(1)
	05/2025		$341	CNY	2,447	0	0
	05/2025		351	IDR	5,826,962	0	(2)
	05/2025		495	SEK	4,953	0	(1)
	05/2025		0	THB	5	0	0
	06/2025	CNH	1,575		$217	0	(1)
	06/2025	KRW	872,224		609	15	0
	06/2025		$88	CLP	83,206	0	0
	06/2025		40	CNH	290	0	0
	06/2025		153	COP	637,116	0	(2)
	06/2025		10	NGN	16,400	0	0
	06/2025		13	PEN	49	0	0
	07/2025	BRL	469		$81	0	0
	07/2025	TWD	18,281		562	8	0
	08/2025	PEN	97		26	0	(1)
	08/2025	TWD	22,321		685	7	0
	08/2025		$50	EGP	2,752	1	0
	09/2025	PEN	2,404		$654	3	0
	01/2026	JPY	20,000		147	10	0
DUB	04/2025	DKK	255		37	0	0
	04/2025	ILS	851		234	5	0
	04/2025	JPY	87,500		597	13	0
	04/2025	NZD	273		157	2	0
	04/2025	SGD	89		67	0	0
	04/2025		$1,968	EUR	1,876	61	0
	04/2025		234	IDR	3,880,202	0	(1)
	04/2025		49	INR	4,210	0	0
	04/2025		770	JPY	110,000	0	(35)
	04/2025		156	NZD	273	0	(1)
	04/2025		188	SGD	252	0	(1)
	05/2025	IDR	304,958		$18	0	0
	05/2025	SGD	252		188	1	0
	05/2025		$37	DKK	255	0	0
	05/2025		157	NZD	273	0	(2)
	06/2025	KRW	597,682		$417	10	0
	06/2025		$30	EGP	1,588	0	0
	06/2025		4	NGN	6,061	0	0
	08/2025		70	EGP	3,857	2	0
	09/2025		238	KZT	123,394	0	(5)
	12/2025		127		67,506	0	(3)
FAR	04/2025	BRL	1,308		$228	0	(1)
	04/2025	CHF	1,090		1,222	0	(9)
	04/2025	ILS	763		210	5	0
	04/2025	JPY	375,533		2,494	0	(9)
	04/2025		$228	BRL	1,308	1	0
	04/2025		164	CNY	1,172	0	0
	04/2025		53	DKK	378	1	0
	04/2025		105	HUF	38,762	0	(1)
	04/2025		1,642	JPY	244,985	0	(9)
	04/2025		33	TWD	1,073	0	0
	05/2025	CNH	2,645		$367	2	0
	05/2025		$2,494	JPY	374,267	9	0
	06/2025		228	BRL	1,325	1	0
	06/2025		285	PLN	1,103	0	(1)
	07/2025		367	CNH	2,634	0	(1)
GLM	04/2025	BRL	24,113		$4,229	25	(21)
	04/2025	IDR	2,811,459		169	1	0
	04/2025	PEN	3,116		828	0	(20)
	04/2025		$4,184	BRL	24,113	42	0
	04/2025		20	EGP	1,030	0	0
	04/2025		348	IDR	5,716,786	0	(5)
	04/2025		30	KRW	43,851	0	0
	04/2025		97	TRY	3,834	1	0
	05/2025	IDR	1,203,422		$72	0	0
	05/2025		$489	CNH	3,562	4	(1)
	05/2025		47	EGP	2,464	1	0
	05/2025		169	IDR	2,813,999	0	(1)
	06/2025	CNH	2,078		$286	0	(2)
	06/2025	JPY	20,000		133	0	(1)
	06/2025		$131	CNH	947	1	0
	06/2025		50	EGP	2,660	1	0
	06/2025		124	PLN	480	0	(1)
	07/2025	TWD	4,000		$123	2	0
	09/2025		$50	KZT	26,137	0	(1)
	10/2025	BRL	9,600		$1,570	0	(41)
	01/2026	JPY	40,000		297	23	0
IND	04/2025	DKK	493		71	0	0
	05/2025		$71	DKK	492	0	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

	05/2025		278	JPY	40,000	0	(10)
JPM	04/2025	AUD	181		$114	1	0
	04/2025	BRL	3,950		684	0	(9)
	04/2025	EUR	5,648		6,081	0	(26)
	04/2025	IDR	426,841		26	0	0
	04/2025	ILS	1,079		296	6	0
	04/2025	JPY	115,718		767	0	(5)
	04/2025	SGD	74		56	0	0
	04/2025	TWD	21,280		651	10	0
	04/2025		$688	BRL	3,950	4	0
	04/2025		758	CAD	1,085	0	(4)
	04/2025		65	CNY	463	0	0
	04/2025		524	EUR	483	0	(2)
	04/2025		104	IDR	1,702,467	0	(2)
	04/2025		136	INR	11,803	2	0
	04/2025		1,764	JPY	262,909	0	(11)
	04/2025		22	KRW	32,167	0	0
	04/2025		493	TWD	16,178	0	(6)
	04/2025	ZAR	1,284		$70	0	0
	05/2025	CNH	9,762		1,347	1	(2)
	05/2025	IDR	801,524		48	0	0
	05/2025		$375	CNH	2,740	3	0
	05/2025		33	CNY	233	0	0
	05/2025		40	EGP	2,116	1	0
	05/2025		5,678	EUR	5,256	14	0
	05/2025		767	JPY	115,330	5	0
	05/2025		20	NGN	31,140	0	0
	06/2025		666	BRL	3,899	9	0
	06/2025		330	CNH	2,409	3	0
	06/2025		54	EGP	2,837	1	0
	06/2025		433	MXN	8,929	0	(1)
	06/2025		50	NGN	80,200	1	0
	06/2025		714	PLN	2,768	1	(3)
	07/2025	TWD	10,625		$327	5	0
	07/2025		$692	CNH	4,991	1	0
	08/2025	TWD	11,819		$362	4	0
	08/2025		$655	CNH	4,726	2	0
MBC	04/2025	AUD	831		$522	3	0
	04/2025	CHF	178		201	0	0
	04/2025	DKK	6,366		933	10	0
	04/2025	EGP	2,052		41	0	0
	04/2025	ILS	426		115	1	0
	04/2025	SGD	631		472	3	0
	04/2025	TWD	7,281		225	6	0
	04/2025		$157	AUD	249	0	(2)
	04/2025		267	CAD	383	0	(1)
	04/2025		1,434	CHF	1,267	0	(3)
	04/2025		60	EGP	3,080	1	0
	04/2025		6,703	EUR	6,250	57	(2)
	04/2025		169	GBP	132	1	0
	04/2025		114	INR	9,917	2	0
	04/2025		279	JPY	41,300	0	(3)
	04/2025		470	SEK	4,980	26	0
	04/2025		344	TWD	11,298	0	(4)
	04/2025	ZAR	3,626		$199	1	0
	05/2025	CHF	1,192		1,355	2	0
	05/2025	CNH	4,815		664	1	(1)
	05/2025	EUR	180		195	0	0
	05/2025	IDR	482,762		29	0	0
	05/2025		$1,827	CNH	13,163	1	(11)
	05/2025		2	DKK	14	0	0
	05/2025		413	THB	13,888	0	(3)
	06/2025	KRW	58,843		$41	1	0
	06/2025	PLN	280		72	0	0
	06/2025		$60	EGP	3,173	1	0
	06/2025		271	PLN	1,046	0	(2)
	07/2025	TWD	5,840		$179	2	0
	07/2025		$332	CNH	2,393	0	0
	08/2025	CNH	8,437		$1,167	0	(5)
	08/2025	TWD	5,390		165	1	0
	08/2025		$995	CNH	7,155	1	(2)
MYI	04/2025	BRL	149		$26	0	0
	04/2025	CAD	2,194		1,542	17	0
	04/2025	CNY	777		108	1	0
	04/2025	ILS	844		231	4	0
	04/2025	SGD	265		198	1	0
	04/2025		$26	BRL	149	1	0
	04/2025		132	CNY	947	0	0
	04/2025		20	DKK	146	1	0
	04/2025		30	TWD	978	0	(1)
	04/2025	ZAR	9,789		$535	2	0
	05/2025	IDR	439,314		26	0	0
	05/2025		$176	CNY	1,262	0	0
	05/2025		38	NGN	60,069	0	0
	06/2025	CNH	584		$81	0	0
	06/2025		$57	PLN	226	1	0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

09/2025	CAD	577	$406	2	0
09/2025	$37	KZT	18,989	0	(1)
12/2025	CZK	2,246	EUR	89	0	0
NGF	06/2025	KRW	556,660	$391	12	0
RYL	04/2025	JPY	28,900	197	4	0
SCX	04/2025	BRL	12,482	2,135	0	(52)
04/2025	JPY	30,321	201	0	(1)
04/2025	PEN	546	145	0	(3)
04/2025	TWD	3,856	119	3	0
04/2025	$2,174	BRL	12,482	14	0
04/2025	440	CNY	3,155	0	(1)
04/2025	10	EGP	522	0	0
04/2025	273	IDR	4,471,210	0	(5)
04/2025	22	KRW	32,133	0	0
04/2025	99	TWD	3,251	0	(1)
05/2025	CNH	9,345	$1,301	11	0
05/2025	IDR	188,514	11	0	0
05/2025	PEN	60	16	0	0
05/2025	$588	CNH	4,235	0	(3)
05/2025	245	JPY	36,723	1	0
05/2025	90	NGN	141,800	1	0
06/2025	CNH	1,023	$141	0	(1)
06/2025	$2,135	BRL	12,640	51	0
06/2025	40	EGP	2,117	1	0
06/2025	10	NGN	16,150	0	0
07/2025	30	EGP	1,623	1	0
08/2025	TWD	3,224	$99	1	0
SOG	04/2025	$70	EGP	3,650	1	0
06/2025	30	NGN	48,150	0	0
SSB	04/2025	GBP	3,000	$3,879	4	0
04/2025	$3,020	GBP	2,386	62	0
05/2025	PEN	2,585	$681	0	(21)
05/2025	$3,879	GBP	3,000	0	(4)
UAG	04/2025	IDR	1,019,035	$61	0	0
04/2025	$61	IDR	1,019,035	0	0
04/2025	1,799	JPY	267,728	0	(15)
05/2025	61	IDR	1,020,468	0	0
06/2025	14	PLN	53	0	0
08/2025	1,713	CNH	12,287	0	(6)
09/2025	406	CAD	577	0	(2)
12/2025	EUR	89	CZK	2,246	0	0

Total Forward Foreign Currency Contracts	$895	$(824)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	EUR	24.650	03/11/2026	198	$1	$1
Put - OTC USD versus CAD	$1.385	09/05/2025	400	3	2
BPS	Call - OTC USD versus CNH	CNH	7.500	05/15/2025	200	1	0
MBC	Call - OTC USD versus CNH	7.500	05/13/2025	1,700	9	1
MYI	Put - OTC EUR versus CZK	EUR	24.750	12/09/2025	210	1	1
Put - OTC EUR versus CZK	24.700	12/16/2025	352	2	2
Put - OTC USD versus CAD	$1.385	09/05/2025	1,600	11	8

$28	$15

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930%	06/23/2025	500	$18	$9
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	7,500	11	1
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	100	4	3
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	400	12	5
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	700	24	12
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	100	4	3
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	1,000	5	0
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.480	05/13/2025	7,000	8	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	200	0	0

$86	$33

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	300	$23	$161

Total Purchased Options	$137	$209

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYI	Put - OTC USD versus CAD	$1.320	09/05/2025	1,600	$(1)	$(1)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	1,900	$(18)	$(3)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	300	(22)	(131)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	400	(4)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	300	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	300	(1)	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	1,500	(11)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	800	(8)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	06/25/2025	1,900	(17)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	400	(4)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	200	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	200	(1)	(1)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	200	(1)	0
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	200	(1)	0
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	200	(1)	0

$(92)	$(145)

Total Written Options	$(93)	$(146)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.369%	$260	$(8)	$1	$0	$(7)
MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.369	260	(9)	2	0	(7)

$(17)	$3	$0	$(14)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.085%	$300	$(7)	$8	$1	$0
CBK	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.085	200	(5)	5	0	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	0.003	471	0	3	3	0

$(12)	$16	$4	$0

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.410% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$7,429	JPY	1,100,000	$15	$(1)	$12	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.470% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	2,594		400,000	(25)	0	0	(25)
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	8,118		1,285,000	(102)	(1)	0	(103)

								$(112)	$(2)	$12	$(128)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month MYR-KLIBOR	3.500%	Quarterly	03/19/2030	MYR	860	$(1)	$1	$0	$0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		1,030	(3)	1	0	(2)
GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030		5,170	1	0	1	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		2,160	13	(18)	0	(5)
JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/19/2035		740	1	(2)	0	(1)

								$11	$(18)	$1	$(8)

Total Swap Agreements								$(130)	$(2)	$17	$(150)

(i)

Securities with an aggregate market value of $20 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)		Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2		Level 3	Fair Value at 03/31/2025

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$65	$0	$65
Australia
Sovereign Issues	0	1,663	0	1,663
Brazil
Sovereign Issues	0	2,175	0	2,175
Canada
Corporate Bonds & Notes	0	1,597	0	1,597
Sovereign Issues	0	1,874	0	1,874
Cayman Islands
Asset-Backed Securities	0	4,529	0	4,529
Corporate Bonds & Notes	0	264	0	264
Sovereign Issues	0	204	0	204
Chile
Sovereign Issues	0	202	0	202
Denmark
Corporate Bonds & Notes	0	1,776	0	1,776
France
Corporate Bonds & Notes	0	314	0	314
Sovereign Issues	0	8,565	0	8,565
Germany
Corporate Bonds & Notes	0	1,737	0	1,737
Hungary
Sovereign Issues	0	206	0	206
Ireland
Asset-Backed Securities	0	2,793	1,190	3,983
Israel
Sovereign Issues	0	1,291	0	1,291
Italy
Corporate Bonds & Notes	0	419	0	419
Sovereign Issues	0	202	0	202
Japan
Corporate Bonds & Notes	0	308	0	308
Sovereign Issues	0	9,123	0	9,123
Jersey, Channel Islands
Asset-Backed Securities	0	446	0	446
Malaysia
Sovereign Issues	0	149	0	149
Netherlands
Corporate Bonds & Notes	0	301	0	301
Norway
Sovereign Issues	0	180	0	180
Peru
Sovereign Issues	0	2,040	0	2,040
Poland
Sovereign Issues	0	817	0	817
Qatar
Corporate Bonds & Notes	0	173	0	173
Romania
Sovereign Issues	0	1,317	0	1,317
Saudi Arabia
Sovereign Issues	0	2,635	0	2,635
Serbia
Sovereign Issues	0	176	0	176
Singapore
Sovereign Issues	0	918	0	918
South Africa
Sovereign Issues	0	1,993	0	1,993
South Korea
Sovereign Issues	0	604	0	604
Spain
Sovereign Issues	0	7,245	0	7,245
Switzerland
Corporate Bonds & Notes	0	1,526	0	1,526
United Arab Emirates
Sovereign Issues	0	402	0	402
United Kingdom
Corporate Bonds & Notes	0	1,887	0	1,887
Non-Agency Mortgage-Backed Securities	0	1,403	0	1,403
United States
Asset-Backed Securities	0	4,462	0	4,462
Corporate Bonds & Notes	0	5,777	0	5,777
Municipal Bonds & Notes	0	192	0	192
Non-Agency Mortgage-Backed Securities	0	12,231	0	12,231
U.S. Government Agencies	0	105,754	0	105,754
U.S. Treasury Obligations	0	16,456	0	16,456
Short-Term Instruments
Nigeria Treasury Bills	0	29	0	29

	$0	$208,420	$1,190	$209,610
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$233	$0	$0	$233

Schedule of Investments PIMCO Global Bond Opportunities Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Total Investments	$233	$208,420	$1,190	$209,843

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(30,561)	$0	$(30,561)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	29	443	0	472
Over the counter	0	1,118	3	1,121

	$29	$1,561	$3	$1,593
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(357)	(242)	0	(599)
Over the counter	0	(1,120)	0	(1,120)

	$(357)	$(1,362))	$0	$(1,719)

Total Financial Derivative Instruments	$(328)	$199	$3	$(126)

Totals	$(95)	$178,060	$1,193	$179,156

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the Close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,623	$22,811	$(24,201)	$0	$0	$233	$11	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	IND	Crédit Agricole Corporate and Investment Bank S.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	JPM	JP Morgan Chase Bank N.A.	SOG	Societe Generale Paris
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	SSB	State Street Bank and Trust Co.
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
DUB	Deutsche Bank AG

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	RON	Romanian New Leu
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EGP	Egyptian Pound	NGN	Nigerian Naira	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BOBL	Bundesobligation, the German word for federal government bond	CNREPOFIX	China Fixing Repo Rates 7-Day	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SIBCSORA	Singapore Overnight Rate Average	THOR	Thai Overnight Baht Repurchase Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	DAC	Designated Activity Company	OIS	Overnight Index Swap
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBA	To-Be-Announced
BBSW	Bank Bill Swap Reference Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	WIBOR	Warsaw Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	KORIBOR	Korea Interbank Offered Rate

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 148.2% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$31	$19
4.125% due 07/09/2035 þ		24	15

Total Argentina (Cost $30)			34

AUSTRALIA 2.8%
CORPORATE BONDS & NOTES 1.0%
Commonwealth Bank of Australia 4.971% due 01/22/2030		$800	822

SOVEREIGN ISSUES 1.8%
Australia Government International Bond
1.750% due 06/21/2051	AUD	50	17
2.500% due 05/21/2030		100	59
New South Wales Treasury Corp.
1.750% due 03/20/2034		500	240
2.000% due 03/08/2033		100	51
4.750% due 09/20/2035		500	303
Queensland Treasury Corp.
1.750% due 07/20/2034		100	47
2.000% due 08/22/2033		100	50
Treasury Corp. of Victoria
2.000% due 09/17/2035		200	92
2.250% due 09/15/2033		1,000	509
4.250% due 12/20/2032		200	121

			1,489

Total Australia (Cost $2,339)			2,311

BRAZIL 1.8%
SOVEREIGN ISSUES 1.8%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (b)	BRL	8,800	1,439

Total Brazil (Cost $1,425)			1,439

CANADA 4.5%
CORPORATE BONDS & NOTES 1.3%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$67	63
Canadian Imperial Bank of Commerce 4.876% due 01/14/2030		600	615
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	100	106
Royal Bank of Canada
4.851% due 12/14/2026		$200	202
4.969% due 08/02/2030 •		100	101

			1,087

SOVEREIGN ISSUES 3.2%
Canada Government Bond 1.500% due 12/01/2044 (d)	CAD	140	100
Export Development Canada 7.130% due 03/11/2029	INR	13,500	160
Province of British Columbia 4.150% due 06/18/2034	CAD	500	363
Province of Ontario 3.650% due 06/02/2033		1,400	990
Province of Quebec
3.600% due 09/01/2033		1,200	843

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

4.450% due 09/01/2034		200	148

			2,604

Total Canada (Cost $3,701)			3,691

CAYMAN ISLANDS 4.4%
ASSET-BACKED SECURITIES 3.8%
37 Capital CLO Ltd. 5.582% due 10/15/2034 ~		$450	450
522 Funding CLO Ltd. 5.595% due 10/20/2031 •		169	169
Arbor Realty Commercial Real Estate Notes Ltd. 5.799% due 01/15/2037 •		193	194
Bain Capital Credit CLO Ltd. 5.533% due 07/19/2034 ~		300	300
Brightspire Capital Ltd. 5.581% due 08/19/2038 ~		153	153
Carlyle Global Market Strategies CLO Ltd. 5.530% due 08/14/2030 •		3	3
Catamaran CLO Ltd. 5.652% due 04/22/2030 •		58	58
Crestline Denali CLO Ltd. 5.585% due 04/20/2030 ~		39	39
LoanCore Issuer Ltd. 5.899% due 01/17/2037 •		261	260
M360 Ltd. 5.934% due 11/22/2038 ~		64	63
MF1 Multifamily Housing Mortgage Loan Trust 5.284% due 07/15/2036 ~		6	6
Rad CLO Ltd. 5.530% due 04/25/2032 •		307	307
Sound Point CLO Ltd. 5.542% due 07/25/2030 •		17	17
Starwood Commercial Mortgage Trust 5.631% due 04/18/2038 ~		127	126
TCW CLO Ltd. 5.622% due 08/16/2034 •		500	499
Voya CLO Ltd. 5.493% due 07/20/2032 •		458	458

			3,102

CORPORATE BONDS & NOTES 0.3%
Sands China Ltd. 5.400% due 08/08/2028		200	200

SOVEREIGN ISSUES 0.3%
KSA Sukuk Ltd. 5.268% due 10/25/2028		200	204

Total Cayman Islands (Cost $3,505)			3,506

CHILE 0.4%
SOVEREIGN ISSUES 0.4%
Chile Government International Bond 3.750% due 01/14/2032	EUR	300	324

Total Chile (Cost $309)			324

DENMARK 2.6%
CORPORATE BONDS & NOTES 2.6%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	20	2
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		821	97
Nykredit Realkredit AS
1.000% due 04/01/2025		10,400	1,507
1.500% due 10/01/2052		1	0
Realkredit Danmark AS
1.000% due 04/01/2025		3,200	464

Total Denmark (Cost $2,087)			2,070

FRANCE 5.0%
CORPORATE BONDS & NOTES 0.7%
BPCE SA 5.876% due 01/14/2031 ~		$300	307

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

Credit Agricole SA 5.862% due 01/09/2036 •		250	256

			563

SOVEREIGN ISSUES 4.3%
France Government International Bond
0.500% due 05/25/2072	EUR	100	32
0.750% due 02/25/2028		550	568
0.750% due 05/25/2052		700	356
2.750% due 10/25/2027		550	602
2.750% due 02/25/2030		1,800	1,947

			3,505

Total France (Cost $4,517)			4,068

GERMANY 0.3%
CORPORATE BONDS & NOTES 0.3%
Deutsche Bank AG 1.750% due 11/19/2030 ~	EUR	200	199

Total Germany (Cost $192)			199

HUNGARY 0.3%
SOVEREIGN ISSUES 0.3%
Hungary Government International Bond 6.250% due 09/22/2032		$200	206

Total Hungary (Cost $199)			206

INDONESIA 0.1%
SOVEREIGN ISSUES 0.1%
Indonesia Government International Bond 4.125% due 01/15/2037	EUR	100	105

Total Indonesia (Cost $102)			105

IRELAND 3.0%
ASSET-BACKED SECURITIES 3.0%
Arbour CLO DAC
3.706% due 11/15/2037 •	EUR	300	325
3.886% due 05/15/2038 •		450	487
BlueMountain Fuji EUR CLO DAC 3.505% due 01/15/2031 •		146	158
Cairn CLO DAC 3.565% due 10/15/2031 •		211	228
CVC Cordatus Loan Fund DAC 3.435% due 10/15/2031 •		187	202
Harvest CLO DAC 3.545% due 07/15/2031 •		199	216
Segovia European CLO DAC 3.624% due 07/20/2032 •		272	295
St Paul's CLO DAC 3.598% due 01/17/2032 •		489	529

Total Ireland (Cost $2,554)			2,440

ISRAEL 1.2%
SOVEREIGN ISSUES 1.2%
Israel Government International Bond
3.800% due 05/13/2060		$200	129
5.375% due 03/12/2029		200	202
5.375% due 02/19/2030		400	403
5.500% due 03/12/2034		200	199

Total Israel (Cost $1,001)			933

ITALY 1.2%
CORPORATE BONDS & NOTES 0.5%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	100	106
2.625% due 04/28/2025		100	108

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

Intesa Sanpaolo SpA 7.200% due 11/28/2033		$200	222

			436

SOVEREIGN ISSUES 0.7%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		200	202
Italy Government International Bond 6.000% due 08/04/2028	GBP	300	399

			601

Total Italy (Cost $1,144)			1,037

JAPAN 6.6%
CORPORATE BONDS & NOTES 0.4%
Sumitomo Mitsui Financial Group, Inc. 5.520% due 01/13/2028		$300	308

SOVEREIGN ISSUES 6.2%
Japan Government International Bond
0.100% due 01/01/2026	JPY	130,000	864
0.100% due 03/10/2028 (d)		132,545	915
0.400% due 06/20/2029		10,000	65
0.500% due 03/20/2049		155,000	686
0.700% due 12/20/2048		85,000	399
0.700% due 06/20/2051		11,000	49
1.500% due 09/20/2043		80,000	481
2.000% due 12/20/2044		60,000	388
2.200% due 06/20/2054		16,000	101
2.200% due 03/20/2064		67,000	397
2.300% due 12/20/2054		113,000	725

			5,070

Total Japan (Cost $6,830)			5,378

JERSEY, CHANNEL ISLANDS 0.6%
ASSET-BACKED SECURITIES 0.6%
Trysail CLO Ltd. 5.532% due 10/20/2033 ~		$500	499

Total Jersey, Channel Islands (Cost $500)			499

		SHARES
LUXEMBOURG 0.8%
COMMON STOCKS 0.3%
Drillco Holding Lux SA «(e)		6,410	161
Foresea Holdings SA «		2,675	68

			229

		PRINCIPAL AMOUNT (000s)
CORPORATE BONDS & NOTES 0.5%
FORESEA Holding SA 7.500% due 06/15/2030		$113	110
Greensaif Pipelines Bidco SARL 6.510% due 02/23/2042		300	313

			423

Total Luxembourg (Cost $505)			652

MALAYSIA 1.5%
CORPORATE BONDS & NOTES 0.5%
Petronas Capital Ltd. 2.480% due 01/28/2032		$500	428

SOVEREIGN ISSUES 1.0%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	400	85
3.519% due 04/20/2028		2,831	640

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

4.762% due 04/07/2037		200	49

			774

Total Malaysia (Cost $1,242)			1,202

MEXICO 0.1%
SOVEREIGN ISSUES 0.1%
Mexico Government International Bond 4.490% due 05/25/2032	EUR	100	107

Total Mexico (Cost $109)			107

NETHERLANDS 1.3%
CORPORATE BONDS & NOTES 0.3%
ABN AMRO Bank NV 6.575% due 10/13/2026 •		$200	202

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Domi BV 3.436% due 11/15/2052 •	EUR	229	249
Dutch Property Finance BV 3.291% due 07/28/2058 •		318	344
Jubilee Place BV 3.748% due 10/17/2057 ~		201	218

			811

Total Netherlands (Cost $1,096)			1,013

NEW ZEALAND 0.1%
SOVEREIGN ISSUES 0.1%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	100	49

Total New Zealand (Cost $69)			49

NORWAY 0.1%
SOVEREIGN ISSUES 0.1%
Kommunalbanken AS 1.900% due 01/19/2027	AUD	100	60

Total Norway (Cost $73)			60

PERU 1.1%
SOVEREIGN ISSUES 1.1%
Peru Government International Bond
5.375% due 02/08/2035		$100	98
7.300% due 08/12/2033	PEN	2,700	776

Total Peru (Cost $870)			874

POLAND 1.0%
SOVEREIGN ISSUES 1.0%
Republic of Poland Government International Bond
3.875% due 02/14/2033	EUR	200	224
4.625% due 03/18/2029		$200	200
4.875% due 02/12/2030		100	101
4.875% due 10/04/2033		100	99
5.125% due 09/18/2034		200	198

Total Poland (Cost $811)			822

ROMANIA 1.5%
SOVEREIGN ISSUES 1.5%
Romania Government International Bond
1.375% due 12/02/2029	EUR	90	84
1.750% due 07/13/2030		200	181
2.000% due 04/14/2033		50	40
2.125% due 03/07/2028		100	103
2.750% due 04/14/2041		150	99
2.875% due 04/13/2042		100	65
5.000% due 09/27/2026		300	333
5.250% due 03/10/2030		100	109
5.250% due 05/30/2032		100	104

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

5.625% due 05/30/2037		100	99

Total Romania (Cost $1,452)			1,217

SAUDI ARABIA 1.9%
SOVEREIGN ISSUES 1.9%
Saudi Government International Bond
3.250% due 10/22/2030		$200	185
3.375% due 03/05/2032	EUR	200	214
3.750% due 03/05/2037		100	104
4.750% due 01/18/2028		$200	201
4.750% due 01/16/2030		200	200
4.875% due 07/18/2033		300	297
5.375% due 01/13/2031		300	307

Total Saudi Arabia (Cost $1,497)			1,508

SERBIA 0.1%
SOVEREIGN ISSUES 0.1%
Serbia Government International Bond 1.000% due 09/23/2028	EUR	100	97

Total Serbia (Cost $117)			97

SINGAPORE 0.7%
SOVEREIGN ISSUES 0.7%
Singapore Government International Bond
2.375% due 07/01/2039	SGD	123	88
3.250% due 06/01/2054		556	456

Total Singapore (Cost $496)			544

SOUTH AFRICA 0.8%
SOVEREIGN ISSUES 0.8%
Republic of South Africa Government International Bond
8.000% due 01/31/2030	ZAR	4,300	225
8.875% due 02/28/2035		9,100	444

Total South Africa (Cost $718)			669

SOUTH KOREA 1.5%
SOVEREIGN ISSUES 1.5%
Korea Government International Bond
2.375% due 12/10/2028	KRW	476,140	320
2.625% due 06/10/2028		1,130,790	767
3.250% due 03/10/2053		30,980	24
4.250% due 12/10/2032		172,060	128

Total South Korea (Cost $1,393)			1,239

SPAIN 4.2%
SOVEREIGN ISSUES 4.2%
Spain Government International Bond
0.000% due 01/31/2028 (b)	EUR	650	659
2.400% due 05/31/2028		450	487
3.150% due 04/30/2035		1,070	1,136
3.550% due 10/31/2033		1,000	1,109

Total Spain (Cost $3,351)			3,391

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
UBS Group AG
4.194% due 04/01/2031 •		$250	241
4.282% due 01/09/2028		250	247
5.699% due 02/08/2035 •		200	205
9.016% due 11/15/2033 •		250	306

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total Switzerland (Cost $1,015)			999

THAILAND 0.5%
SOVEREIGN ISSUES 0.5%
Thailand Government International Bond 2.500% due 11/17/2029	THB	12,780	389

Total Thailand (Cost $377)			389

UNITED ARAB EMIRATES 0.6%
CORPORATE BONDS & NOTES 0.6%
Abu Dhabi Developmental Holding Co. PJSC
4.375% due 10/02/2031		$300	293
5.375% due 05/08/2029		200	205

Total United Arab Emirates (Cost $497)			498

UNITED KINGDOM 4.7%
CORPORATE BONDS & NOTES 3.2%
Barclays PLC 4.972% due 05/16/2029 •		$400	401
HSBC Holdings PLC 4.856% due 05/23/2033 ~	EUR	400	461
Nationwide Building Society 2.972% due 02/16/2028 •		$300	291
NatWest Group PLC
5.516% due 09/30/2028 •		300	306
5.778% due 03/01/2035 •		300	306
NatWest Markets PLC 0.125% due 11/12/2025	EUR	100	107
Santander U.K. Group Holdings PLC 6.534% due 01/10/2029 •		$200	208
Standard Chartered PLC
2.608% due 01/12/2028 •		200	193
2.678% due 06/29/2032 •		400	346

			2,619

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.6%
Alba PLC 4.773% due 11/25/2042 •	GBP	102	131
Eurosail PLC 5.529% due 06/13/2045 ~		152	196
RMAC Securities PLC 4.750% due 06/12/2044 •		128	161

			488

SOVEREIGN ISSUES 0.9%
United Kingdom Gilt
0.625% due 10/22/2050		400	190
1.250% due 07/31/2051		500	282
1.500% due 07/31/2053		100	59
1.750% due 01/22/2049		100	69
4.375% due 07/31/2054		100	112

			712

Total United Kingdom (Cost $4,631)			3,819

UNITED STATES 89.3%
ASSET-BACKED SECURITIES 3.7%
Argent Securities Trust
4.735% due 07/25/2036 •		$311	84
4.755% due 05/25/2036 •		545	132
Avis Budget Rental Car Funding AESOP LLC 1.660% due 02/20/2028		300	286
Countrywide Asset-Backed Certificates Trust
4.428% due 07/25/2036 •		2	2
4.575% due 07/25/2037 ~		39	37
6.310% due 07/25/2035 ~		670	659
Credit-Based Asset Servicing & Securitization Mortgage Loan Trust 3.274% due 03/25/2037 þ		206	71
First Franklin Mortgage Loan Trust 5.710% due 07/25/2034 •		16	16
GSAA Home Equity Trust 5.335% due 08/25/2037 ~		4	4
IndyMac Residential Asset Backed Trust 4.675% due 04/25/2037 •		191	129

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

MASTR Asset-Backed Securities Trust 4.855% due 05/25/2037 •		88	85
Morgan Stanley ABS Capital, Inc. Trust 4.665% due 10/25/2036 •		433	225
Morgan Stanley Mortgage Loan Trust 6.000% due 02/25/2037 ~		9	8
New Century Home Equity Loan Trust 3.504% due 06/20/2031 •		224	210
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.065% due 02/25/2036 ~		252	234
Option One Mortgage Loan Trust 4.575% due 03/25/2037 •		35	32
PRET LLC 4.843% due 09/25/2051 þ		173	172
Renaissance Home Equity Loan Trust 5.294% due 01/25/2037 þ		363	110
SMB Private Education Loan Trust
1.290% due 07/15/2053		56	52
5.534% due 07/15/2053 •		28	28
5.799% due 02/16/2055 ~		167	170
Structured Asset Investment Loan Trust 6.160% due 10/25/2034 •		232	246
Terwin Mortgage Trust 5.375% due 11/25/2033 •		3	3

			2,995

CORPORATE BONDS & NOTES 6.4%
Athene Global Funding 5.573% due 03/25/2027 ~		200	201
Bank of America Corp.
5.162% due 01/24/2031 ~		300	304
5.288% due 04/25/2034 •		100	101
Bayer U.S. Finance LLC 4.250% due 12/15/2025		300	299
Boeing Co. 6.388% due 05/01/2031		100	107
Bristol-Myers Squibb Co. 5.100% due 02/22/2031		100	102
Charter Communications Operating LLC
3.500% due 03/01/2042		100	69
6.384% due 10/23/2035		100	101
Citigroup, Inc. 5.449% due 06/11/2035 •		300	302
Credit Suisse AG AT1 Claim		300	36
GA Global Funding Trust
2.250% due 01/06/2027		150	144
5.400% due 01/13/2030		200	204
Goldman Sachs Group, Inc.
4.692% due 10/23/2030 •		100	99
5.330% due 07/23/2035 •		200	199
5.536% due 01/28/2036 •		500	507
5.851% due 04/25/2035 •		200	207
JPMorgan Chase & Co.
2.580% due 04/22/2032 •		100	88
5.502% due 01/24/2036 ~		200	204
Morgan Stanley
3.955% due 03/21/2035 •	EUR	100	108
4.654% due 10/18/2030 •		$300	298
5.587% due 01/18/2036 ~		200	204
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		300	285
Organon & Co. 2.875% due 04/30/2028	EUR	100	103
Pacific Gas & Electric Co. 4.200% due 03/01/2029		$100	97
PacifiCorp 5.300% due 02/15/2031		100	102
Philip Morris International, Inc.
3.750% due 01/15/2031	EUR	100	110
5.125% due 02/13/2031		$100	102
Wells Fargo & Co.
4.808% due 07/25/2028 •		200	201
5.211% due 12/03/2035 •		300	298

			5,182

MUNICIPAL BONDS & NOTES 0.3%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.746% due 06/01/2034		200	173

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

Texas Natural Gas Securitization Finance Corp. Series 2023 5.169% due 04/01/2041	100	101

		274

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.6%
Angel Oak Mortgage Trust 5.985% due 01/25/2069 þ	405	407
Arbor Multifamily Mortgage Securities Trust 2.756% due 05/15/2053	200	182
Banc of America Funding Trust
4.854% due 04/20/2047 •	45	36
6.000% due 07/25/2037	50	42
BCAP LLC Trust 4.855% due 05/25/2047 ~	68	64
BWAY Mortgage Trust 5.684% due 09/15/2036 •	400	383
Chase Mortgage Finance Trust
5.089% due 03/25/2037 •	24	24
5.310% due 07/25/2037 •	4	4
Citigroup Mortgage Loan Trust
2.500% due 05/25/2051 ~	462	380
4.841% due 04/25/2037 •	25	23
5.008% due 08/25/2035 ~	280	256
Countrywide Home Loan Mortgage Pass-Through Trust 6.250% due 09/25/2036	34	12
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.500% due 07/25/2056 •	72	59
6.284% due 10/15/2037 •	200	198
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.585% due 02/25/2047 •	140	79
6.445% due 02/25/2036 þ	38	34
Extended Stay America Trust 5.513% due 07/15/2038 ~	346	346
GCAT Trust
3.000% due 04/25/2052 •	336	286
4.250% due 05/25/2067 •	451	422
GreenPoint Mortgage Funding Trust 4.895% due 06/25/2045 ~	32	26
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 •	77	63
3.000% due 09/25/2052 •	510	435
JP Morgan Alternative Loan Trust 4.799% due 12/25/2036 •	5	5
JP Morgan Mortgage Trust
2.500% due 12/25/2051 ~	234	192
3.000% due 01/25/2052 •	528	453
3.000% due 03/25/2052 ~	488	417
3.000% due 04/25/2052 •	510	437
3.000% due 05/25/2052 •	763	654
Merrill Lynch Mortgage Investors Trust 4.456% due 03/25/2036 ~	90	44
Morgan Stanley Mortgage Loan Trust
4.103% due 05/25/2036 •	60	32
4.947% due 09/25/2035 •	44	14
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	99	95
2.750% due 11/25/2059 •	70	67
NYO Commercial Mortgage Trust 5.529% due 11/15/2038 •	300	298
OBX Trust 3.000% due 01/25/2052 •	240	205
PHH Alternative Mortgage Trust 6.000% due 05/25/2037	18	16
PMT Loan Trust 2.500% due 07/25/2051 •	234	192
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036	44	36
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037	17	13
Structured Asset Securities Corp. 4.715% due 01/25/2036 ~	31	26
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	79	75
2.900% due 10/25/2059 ~	308	294
4.416% due 10/27/2064 •	468	469
WaMu Mortgage Pass-Through Certificates Trust 4.355% due 09/25/2036 •	15	13

		7,808

U.S. GOVERNMENT AGENCIES 56.2%
Fannie Mae
3.500% due 01/01/2059	77	69
4.854% due 06/25/2036 •	2	2

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

Freddie Mac
2.150% due 01/15/2038 •(a)		43	2
3.000% due 02/01/2046		166	148
3.500% due 11/01/2047 - 04/01/2048		144	132
4.793% due 01/15/2038 •		43	42
5.280% due 11/25/2054 •		496	497
5.290% due 03/25/2055 •		495	493
5.740% due 03/25/2055 •		489	492
7.044% due 09/01/2037 •		84	87
Ginnie Mae
3.000% due 04/20/2052 - 12/20/2052		1,737	1,541
3.500% due 10/20/2054 - 03/20/2055		2,800	2,568
5.203% due 09/20/2066 •		159	159
7.791% due 09/20/2066 •		133	135
Ginnie Mae, TBA
2.500% due 04/01/2055		900	768
3.000% due 05/01/2055		1,200	1,063
3.500% due 04/01/2055		400	366
6.500% due 04/01/2055		600	614
Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052		406	340
3.000% due 10/01/2049		126	109
3.500% due 10/01/2034 - 07/01/2050		174	161
4.000% due 06/01/2050		50	47
4.500% due 12/01/2033		31	30
6.000% due 12/01/2053 - 02/01/2054		1,914	1,947
6.500% due 10/01/2053 - 01/01/2054		2,117	2,188
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2055		600	499
3.000% due 05/01/2055		2,100	1,820
4.000% due 06/01/2055		500	465
4.500% due 05/01/2055		300	287
5.000% due 04/01/2055 - 05/01/2055		8,700	8,525
5.500% due 04/01/2055		1,200	1,199
6.000% due 05/01/2055 - 06/01/2055		5,100	5,171
6.500% due 06/01/2055		13,300	13,692

			45,658

U.S. TREASURY OBLIGATIONS 13.1%
U.S. Treasury Bonds
1.625% due 11/15/2050 (i)		50	27
1.875% due 02/15/2041 (f)		1,700	1,193
2.250% due 08/15/2049 (f)		250	161
2.375% due 11/15/2049 (f)		525	348
3.000% due 02/15/2048		300	229
3.000% due 08/15/2048		325	247
3.000% due 02/15/2049 (f)		250	189
3.375% due 11/15/2048 (f)		430	349
4.125% due 08/15/2044 (f)		750	703
4.500% due 11/15/2054 (f)		2,400	2,366
4.625% due 02/15/2055 (f)		1,200	1,208
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2031		474	435
0.125% due 01/15/2032 (f)		458	415
0.375% due 07/15/2025		134	134
0.500% due 01/15/2028 (f)		1,931	1,898
1.125% due 01/15/2033 (f)		586	562
U.S. Treasury Notes
3.500% due 02/15/2033		100	96
4.000% due 02/15/2034		100	98

			10,658

Total United States (Cost $74,297)			72,575

SHORT-TERM INSTRUMENTS 0.4%
NIGERIA TREASURY BILLS 0.0%
23.286% due 11/04/2025 (b)(c)	NGN	50,000	29

U.S. TREASURY BILLS 0.4%
4.298% due 05/29/2025 (b)(c)(i)		$329	327

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $356)		356

Total Investments in Securities (Cost $125,407)		120,320

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	25,604	249

Total Short-Term Instruments (Cost $249)		249

Total Investments in Affiliates (Cost $249)		249

Total Investments 148.5% (Cost $125,656)		$120,569
Financial Derivative Instruments (g)(h) (0.5)%(Cost or Premiums, net $328)		(378)
Other Assets and Liabilities, net (48.0)%		(38,988)

Net Assets 100.0%		$81,203

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	RESTRICTED SECURITIES:
Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA	06/08/2023	$128	$161	0.20%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BOM	4.440%	03/20/2025	04/10/2025	$(1,114)	$(1,116)
BSN	4.430	03/17/2025	04/21/2025	(770)	(771)
CIB	4.430	02/21/2025	04/04/2025	(1,631)	(1,639)
DEU	4.440	03/24/2025	04/07/2025	(1,704)	(1,706)
JPS	4.440	03/20/2025	04/03/2025	(1,217)	(1,218)
4.470	03/28/2025	04/03/2025	(1,199)	(1,200)

Total Reverse Repurchase Agreements	$(7,650)

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date	Amount Borrowed(1)	Payable for Sale-Buyback Transactions(2)

UBS	4.430%	02/26/2025	05/08/2025	$(534)	$(536)

Total Sale-Buyback Transactions	$(536)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (9.6)%
U.S. Government Agencies (9.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2040	$1,900	$(1,708)	$(1,717)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2055	6,200	(4,913)	(4,929)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2055	500	(499)	(499)
Uniform Mortgage-Backed Security, TBA	6.500	04/01/2055	600	(618)	(619)

Total Short Sales (9.6)%	$(7,738)	$(7,764)

(f)	Securities with an aggregate market value of $8,183 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(7,474) at a weighted average interest rate of 4.434%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)	Payable for sale-buyback transactions includes $(2) of deferred price drop.
(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.500	04/25/2025	3	$3	$(1)	$(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	3	3	(1)	(1)

Total Written Options	$(2)	$(2)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond June Futures	06/2025	4	$266	$0	$1	$0
Canada Government 5-Year Bond June Futures	06/2025	8	644	2	1	0
Canada Government 10-Year Bond June Futures	06/2025	23	1,984	4	2	0
Euro-BTP June Futures	06/2025	40	5,083	(88)	13	(6)
Euro-Oat June Futures	06/2025	5	663	(11)	2	(1)
Long Gilt June Futures	06/2025	4	474	0	5	0
U.S. Treasury 2-Year Note June Futures	06/2025	27	5,594	34	0	0
U.S. Treasury 5-Year Note June Futures	06/2025	126	13,628	160	0	(4)
U.S. Treasury 10-Year Note June Futures	06/2025	18	2,002	17	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	42	4,793	79	4	0

$197	$28	$(11)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2025	60	$(4,224)	$(4)	$0	$(40)
Euro-BOBL June Futures	06/2025	23	(2,929)	26	1	(7)
Euro-Bund June Futures	06/2025	32	(4,458)	56	1	(17)
Euro-Schatz June Futures	06/2025	3	(347)	0	0	0
Japan Government 10-Year Bond June Futures	06/2025	12	(11,073)	(35)	0	(81)
Short Euro-BTP Italy Government Bond June Futures	06/2025	27	(3,138)	(3)	1	(2)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	2	(245)	(5)	0	(1)

$35	$3	$(148)

Total Futures Contracts	$232	$31	$(159)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$900	$(5)	$2	$(3)	$0	$0
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035	4,600	(9)	8	(1)	0	(1)
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2030	EUR	2,070	(46)	6	(40)	3	0
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2035	1,300	(3)	6	3	4	0

$(63)	$22	$(41)	$7	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$14,700	$327	$(44)	$283	$0	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	5,300	97	0	97	1	0

$424	$(44)	$380	$1	$0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	1,000	$(8)	$0	$(8)	$1	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027		2,600	(6)	(56)	(62)	3	0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		4,600	14	(5)	9	9	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		4,600	(125)	(11)	(136)	20	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		400	(25)	(3)	(28)	4	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		200	24	5	29	0	(3)
Receive	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	12,610	0	(1)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	130,000	0	(1)	(1)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		270,000	(14)	(11)	(25)	7	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		180,000	(17)	(62)	(79)	5	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		136,880	(33)	(31)	(64)	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		280,000	(9)	(7)	(16)	10	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		450,000	(8)	(53)	(61)	21	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		180,000	(19)	(14)	(33)	9	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Semi-Annual	06/19/2039		120,000	(41)	164	123	0	(6)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		150,000	(72)	(48)	(120)	9	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		40,000	3	23	26	0	(3)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	12/18/2054		10,000	2	5	7	0	(1)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	400	1	(3)	(2)	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		2,440	(4)	(34)	(38)	0	(6)
Receive	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030	THB	3,330	(1)	(1)	(2)	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		2,510	0	(6)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.150	Annual	05/13/2025		$7,800	20	118	138	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		1,500	7	9	16	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		7,500	18	(17)	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		4,472	31	(33)	(2)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026		700	0	(1)	(1)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		900	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		5,300	2	95	97	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026		1,100	4	57	61	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		7,700	50	(68)	(18)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		5,840	116	(33)	83	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	03/31/2027	2,900	(18)	(4)	(22)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029	800	0	(6)	(6)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	900	0	(7)	(7)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/31/2029	4,600	0	(18)	(18)	1	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029	6,900	(100)	(25)	(125)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	4,810	236	(87)	149	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034	400	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034	200	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034	300	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.080	Annual	06/05/2034	400	(2)	(6)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	2,400	78	(52)	26	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	300	(1)	8	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	300	(1)	8	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	300	(1)	7	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	300	(1)	5	4	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.815	Annual	11/15/2034	300	0	(2)	(2)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.843	Annual	11/15/2034	600	0	(5)	(5)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.844	Annual	11/15/2034	700	0	(6)	(6)	0	(2)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/15/2034	3,600	(104)	(4)	(108)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	200	3	(2)	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	3,460	224	(67)	157	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	200	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	200	(1)	(1)	(2)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	300	15	(3)	12	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049	100	1	2	3	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.791	Annual	11/15/2053	100	0	0	0	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.887	Annual	11/15/2053	100	0	(1)	(1)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.914	Annual	11/15/2053	100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054	500	0	(11)	(11)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054	100	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054	400	0	(11)	(11)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054	100	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054	500	0	(17)	(17)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054	500	0	(28)	(28)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054	100	0	(6)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055	600	0	4	4	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055	200	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055	100	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055	100	0	(1)	(1)	0	(1)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		200	0	(2)	(2)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		290	36	(8)	28	0	(2)
Pay	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	8,300	(1)	(45)	(46)	21	0
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		600	0	(1)	(1)	3	0
Pay(6)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		200	1	1	2	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	300	(1)	2	1	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		300	0	1	1	0	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	300	0	9	9	1	0
Pay	3-Month EUR-EURIBOR	2.860	Annual	04/24/2029		400	(1)	16	15	1	0
Pay	3-Month KRW-KORIBOR	2.693	Quarterly	01/16/2027	KRW	1,066,260	1	0	1	1	0
Receive	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030		30,960	0	0	0	0	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2035		588,990	(2)	6	4	3	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	400	3	10	13	1	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	2,100	0	(2)	(2)	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	500	(1)	(12)	(13)	1	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033		1,800	21	(15)	6	7	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		900	6	4	10	5	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	1,600	6	(10)	(4)	0	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	1,080	13	5	18	1	0
Pay(6)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027		2,500	(18)	10	(8)	2	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		900	0	(10)	(10)	2	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		1,500	0	(13)	(13)	2	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		1,700	2	(7)	(5)	3	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		6,100	(86)	34	(52)	14	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		1,910	(20)	(2)	(22)	0	(5)
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		100	0	(1)	(1)	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		5,600	(263)	39	(224)	24	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		650	(12)	(16)	(28)	3	0
Receive(6)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		50	0	26	26	0	0
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		100	0	56	56	0	0
Receive(6)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		1,000	0	18	18	0	(2)
Receive(6)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055		500	0	6	6	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.282	Annual	03/12/2055		300	0	3	3	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		2,220	171	11	182	0	(17)
Pay	CAONREPO	3.500	Annual	03/19/2026	CAD	2,700	0	19	19	1	0
Pay(6)	CAONREPO	3.925	Annual	06/19/2026		200	0	2	2	0	0
Pay	CAONREPO	1.500	Semi-Annual	06/17/2030		1,000	(86)	52	(34)	1	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033		400	6	(19)	(13)	0	(1)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		100	1	(2)	(1)	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		100	0	(2)	(2)	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033		800	(1)	(22)	(23)	0	(2)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033		100	1	(5)	(4)	0	0
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033		400	0	(16)	(16)	0	(1)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033		100	0	(1)	(1)	0	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033		200	2	(11)	(9)	0	0
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		300	0	(6)	(6)	0	(1)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive	CAONREPO	3.250	Semi-Annual	12/18/2034	200	(5)	(2)	(7)	0	(1)

$10	$(277)	$(267)	$203	$(109)

Total Swap Agreements	$371	$(299)	$72	$211	$(110)

Cash of $2,605 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(6)	Unsettled variation margin liability of $(1) for closed swap agreements is outstanding at period end.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2025	JPY	18,544	$124	$1	$0
04/2025	$2,031	AUD	3,211	0	(25)
04/2025	201	JPY	30,339	1	0
04/2025	288	SGD	386	0	(1)
05/2025	AUD	3,211	$2,032	25	0
05/2025	CNH	1,180	161	0	(2)
05/2025	JPY	30,237	201	0	(1)
05/2025	SGD	385	288	1	0
05/2025	$635	CNH	4,599	0	(1)
06/2025	CNH	2,976	$407	0	(5)
06/2025	$59	CNH	423	0	0
07/2025	CNH	2,289	$318	1	0
08/2025	2,289	317	0	(1)
BOA	04/2025	DKK	3,800	560	10	0
04/2025	GBP	109	139	0	(2)
04/2025	TWD	24,907	766	16	0
04/2025	$600	EUR	556	1	0
04/2025	59	MYR	260	0	0
04/2025	ZAR	892	$49	1	0
05/2025	CNH	1,154	158	0	(2)
05/2025	HKD	356	46	0	0
05/2025	IDR	142,747	9	0	0
05/2025	$8	INR	703	0	0
08/2025	TWD	10	$0	0	0
BPS	04/2025	BRL	1,300	233	5	0
04/2025	CNY	309	43	1	0
04/2025	EUR	11,684	12,251	0	(382)
04/2025	IDR	1,094,056	66	0	0
04/2025	JPY	178,975	1,200	7	0
04/2025	TRY	382	10	0	0
04/2025	$226	BRL	1,300	2	0
04/2025	179	CNY	1,283	0	(1)
04/2025	1,572	EUR	1,460	7	0
04/2025	188	IDR	3,086,959	0	(3)
04/2025	127	INR	10,979	2	0
04/2025	72	JPY	10,828	0	0
04/2025	184	SGD	247	0	(1)
04/2025	159	TWD	5,199	0	(2)
04/2025	ZAR	1,184	$65	0	0
05/2025	CNH	4,271	588	0	(2)
05/2025	EUR	1,460	1,575	0	(7)
05/2025	IDR	435,307	26	0	0
05/2025	JPY	10,791	72	0	0
05/2025	SGD	247	184	1	0
05/2025	$43	CNY	308	0	0
05/2025	62	IDR	1,021,346	0	0
05/2025	74	INR	6,317	0	0
06/2025	CNH	3,542	$486	0	(4)
06/2025	KRW	32,837	23	1	0
06/2025	$167	PLN	648	1	(1)
07/2025	TWD	2,852	$88	1	0
08/2025	2,315	71	1	0
10/2025	BRL	2,500	411	0	(9)
BRC	04/2025	GBP	67	87	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

	04/2025	INR	335		4	0	0
	04/2025	JPY	33,000		225	5	0
	04/2025	MYR	3,842		870	3	0
	04/2025	TRY	2,627		68	0	0
	04/2025		$854	EUR	800	13	(2)
	04/2025		859	GBP	680	20	0
	04/2025		22	IDR	352,003	0	0
	04/2025		91	JPY	13,500	0	(1)
	04/2025		56	TRY	2,217	1	0
	05/2025	TRY	907		$23	1	0
	05/2025		$87	GBP	67	0	0
	05/2025		486	TRY	19,044	0	(12)
	06/2025	TRY	413		$10	0	0
	06/2025		$4	PLN	15	0	0
	06/2025		264	TRY	10,483	0	(12)
	08/2025	CNH	377		$53	0	0
	08/2025		$179	CNH	1,288	0	0
BSH	04/2025	AUD	2,790		$1,768	24	0
	04/2025	PEN	367		97	0	(3)
	04/2025		$1,927	JPY	289,326	3	0
	05/2025	JPY	288,351		$1,927	0	(2)
	06/2025		$33	PLN	129	0	0
CBK	04/2025	CNY	2,074		$289	2	0
	04/2025	DKK	244		34	0	(1)
	04/2025	EUR	1,460		1,575	0	(4)
	04/2025	IDR	1,410,662		85	0	0
	04/2025	ILS	229		63	1	0
	04/2025	INR	6,824		78	0	(2)
	04/2025		$2,997	CAD	4,269	0	(30)
	04/2025		578	CNY	4,148	0	(3)
	04/2025		124	EUR	114	0	(1)
	04/2025		99	IDR	1,626,287	0	(2)
	04/2025		11	INR	930	0	0
	04/2025		291	PEN	1,065	0	(1)
	04/2025		418	TWD	13,689	0	(6)
	05/2025	CAD	4,263		$2,997	30	0
	05/2025	IDR	626,074		38	0	0
	05/2025		$225	CNY	1,612	0	0
	05/2025		61	IDR	1,018,820	0	0
	05/2025		0	THB	3	0	0
	06/2025	KRW	1,331,707		$928	21	0
	06/2025		$23	KRW	33,560	0	0
	06/2025		10	NGN	16,400	0	0
	07/2025	TWD	4,850		$149	2	0
	08/2025		4,859		149	2	0
	08/2025		$20	EGP	1,101	0	0
	09/2025	PEN	1,068		$291	1	0
	01/2026	JPY	10,000		74	5	0
DUB	04/2025	EUR	581		610	0	(19)
	04/2025	ILS	231		64	1	0
	04/2025	JPY	47,000		321	7	0
	04/2025	NZD	103		59	0	0
	04/2025	SGD	68		51	0	0
	04/2025		$38	DKK	262	0	0
	04/2025		89	IDR	1,475,421	0	0
	04/2025		16	INR	1,403	0	0
	04/2025		59	NZD	103	0	(1)
	04/2025		147	SGD	197	0	(1)
	05/2025	DKK	262		$38	0	0
	05/2025	IDR	65,100		4	0	0
	05/2025	NZD	103		59	1	0
	05/2025	SGD	197		147	1	0
	06/2025	KRW	884,689		616	14	0
	06/2025		$10	EGP	530	0	0
	06/2025		2	NGN	2,600	0	0
	09/2025		74	KZT	38,377	0	(2)
	12/2025		43		22,856	0	(1)
FAR	04/2025	BRL	906		$158	0	(1)
	04/2025	CHF	419		470	0	(4)
	04/2025	DKK	388		55	0	(2)
	04/2025	ILS	207		57	1	0
	04/2025	JPY	141,497		948	5	0
	04/2025		$158	BRL	906	1	0
	04/2025		122	CNY	873	0	0
	04/2025		1,375	JPY	206,996	5	0
	05/2025	JPY	206,298		$1,375	0	(5)
	05/2025		$162	CNH	1,169	0	(1)
	06/2025		158	BRL	917	1	0
	06/2025		67	PLN	260	0	0
	07/2025	CNH	1,164		$162	1	0
GLM	04/2025	BRL	8,068		1,424	15	(5)
	04/2025	IDR	1,069,047		64	0	0
	04/2025	PEN	1,457		387	0	(9)
	04/2025	SGD	26		20	0	0
	04/2025		$1,399	BRL	8,068	15	0
	04/2025		10	EGP	515	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

	04/2025		76	IDR	1,256,546	0	(1)
	04/2025		52	TRY	2,045	1	0
	05/2025	CNH	1,122		$153	0	(2)
	05/2025	IDR	300,843		18	0	0
	05/2025		$14	EGP	747	0	0
	05/2025		64	IDR	1,070,012	0	0
	06/2025	JPY	60,000		$400	0	(3)
	06/2025	PLN	162		42	0	0
	06/2025		$10	CNH	74	0	0
	06/2025		10	EGP	532	0	0
	06/2025		16	KRW	23,464	0	0
	06/2025		34	PLN	129	0	0
	07/2025	TWD	829		$26	0	0
	08/2025		1,342		41	0	0
	08/2025		$20	EGP	1,103	1	0
	09/2025		20	KZT	10,455	0	0
	10/2025	BRL	6,300		$1,029	0	(27)
	01/2026	JPY	40,000		297	23	0
IND	04/2025		$73	DKK	506	0	0
	05/2025	DKK	505		$73	0	0
JPM	04/2025	AUD	39		25	0	0
	04/2025	BRL	2,794		484	1	(6)
	04/2025	DKK	1,600		236	4	0
	04/2025	EUR	318		334	0	(9)
	04/2025	IDR	74,622		5	0	0
	04/2025	ILS	181		50	1	0
	04/2025	INR	10,289		119	0	(2)
	04/2025	JPY	151,850		1,019	6	0
	04/2025	SGD	56		42	0	0
	04/2025		$486	BRL	2,794	3	0
	04/2025		285	CAD	408	0	(1)
	04/2025		55	CNY	392	0	0
	04/2025		12,095	EUR	11,213	30	0
	04/2025		87	GBP	67	0	0
	04/2025		5	IDR	74,622	0	0
	04/2025		21	INR	1,778	0	0
	04/2025		423	JPY	63,784	3	0
	04/2025		138	TWD	4,535	0	(2)
	04/2025	ZAR	642		$35	0	0
	05/2025	CNH	1,199		164	0	(1)
	05/2025	EUR	11,213		12,114	0	(30)
	05/2025	IDR	181,847		11	0	0
	05/2025	JPY	63,570		423	0	(3)
	05/2025		$595	CNH	4,314	1	(1)
	05/2025		32	CNY	231	0	0
	05/2025		10	EGP	529	0	0
	05/2025		214	TRY	9,388	24	0
	06/2025	CNH	765		$105	0	(1)
	06/2025	THB	19,846		577	0	(11)
	06/2025		$449	BRL	2,626	6	0
	06/2025		13	EGP	673	0	0
	06/2025		10	NGN	16,040	0	0
	06/2025		150	PLN	580	0	(1)
	07/2025	CNH	2,206		$306	0	0
	07/2025	TWD	2,887		89	1	0
	08/2025	CNH	2,089		290	0	(1)
	08/2025	TWD	2,680		82	1	0
	08/2025		$50	TWD	1,627	0	(1)
MBC	04/2025	AUD	382		$240	1	0
	04/2025	DKK	8,200		1,210	22	0
	04/2025	EGP	513		10	0	0
	04/2025	EUR	790		853	6	(8)
	04/2025	JPY	7,700		52	0	0
	04/2025	SGD	479		358	2	0
	04/2025		$105	CAD	151	0	0
	04/2025		474	CHF	419	0	(1)
	04/2025		2	DKK	14	0	0
	04/2025		20	EGP	1,027	0	0
	04/2025		742	EUR	689	5	(1)
	04/2025		16	INR	1,398	0	0
	04/2025		80	TWD	2,643	0	(1)
	05/2025	CHF	417		$474	1	0
	05/2025	CNH	2,094		289	0	0
	05/2025	DKK	14		2	0	0
	05/2025	IDR	120,678		7	0	0
	05/2025	JPY	3,579		24	0	0
	05/2025		$779	CNH	5,609	0	(5)
	05/2025		201	THB	6,737	0	(1)
	06/2025	KRW	182,992		$127	3	0
	06/2025		$20	EGP	1,058	0	0
	06/2025		407	JPY	60,000	0	(3)
	06/2025		52	PLN	202	0	0
	07/2025	CNH	1,057		$147	0	0
	07/2025	TWD	1,344		41	1	0
	08/2025	CNH	3,759		520	0	(2)
	08/2025	TWD	1,283		39	0	0

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

08/2025	$344	CNH	2,469	0	(1)
MYI	04/2025	BRL	99	$17	0	0
04/2025	CAD	6,881	4,834	52	0
04/2025	CNY	1,047	146	1	0
04/2025	DKK	150	21	0	(1)
04/2025	SGD	201	150	1	0
04/2025	$17	BRL	99	0	0
04/2025	1,415	CAD	2,027	0	(6)
04/2025	103	CNY	741	0	(1)
04/2025	ZAR	5,575	$305	1	0
05/2025	IDR	78,877	5	0	0
05/2025	$213	CNY	1,528	0	0
05/2025	16	NGN	25,742	0	0
06/2025	50	CNH	363	0	0
06/2025	12	PLN	46	0	0
09/2025	CAD	216	$152	1	0
09/2025	$8	KZT	4,130	0	0
12/2025	CZK	883	EUR	35	0	0
NGF	06/2025	KRW	499,579	$351	11	0
RYL	06/2025	$50	CNH	362	0	0
SCX	04/2025	BRL	368	$63	0	(2)
04/2025	PEN	243	65	0	(1)
04/2025	$64	BRL	368	0	0
04/2025	128	CNY	919	0	0
04/2025	20	IDR	323,066	0	0
04/2025	111	JPY	16,713	1	0
04/2025	24	TWD	774	0	0
05/2025	CNH	5,401	$751	6	0
05/2025	IDR	47,120	3	0	0
05/2025	JPY	16,657	111	0	(1)
05/2025	$30	NGN	47,375	1	0
06/2025	CNH	387	$53	0	0
06/2025	$63	BRL	373	2	0
06/2025	10	EGP	529	0	0
07/2025	10	541	0	0
08/2025	TWD	768	$24	0	0
SOG	04/2025	$30	EGP	1,564	1	0
06/2025	10	NGN	16,050	0	0
SSB	04/2025	GBP	1,907	$2,414	0	(49)
04/2025	$17	CAD	25	0	0
04/2025	1,728	GBP	1,336	0	(2)
04/2025	520	JPY	80,000	15	0
05/2025	GBP	1,336	$1,728	2	0
05/2025	PEN	870	229	0	(7)
01/2026	JPY	80,000	534	0	(15)
UAG	04/2025	IDR	178,177	11	0	0
04/2025	JPY	136,504	917	7	0
04/2025	TWD	1,933	59	1	0
04/2025	$11	IDR	178,177	0	0
04/2025	4	TRY	145	0	0
05/2025	11	IDR	178,428	0	0
06/2025	16	PLN	63	0	0
08/2025	651	CNH	4,673	0	(2)
09/2025	152	CAD	216	0	(1)
12/2025	EUR	35	CZK	883	0	0

Total Forward Foreign Currency Contracts	$538	$(799)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	EUR	24.650	03/11/2026	82	$1	$0
Put - OTC USD versus CAD	$1.385	09/05/2025	200	1	1
MYI	Put - OTC EUR versus CZK	EUR	24.750	12/09/2025	84	1	1
Put - OTC EUR versus CZK	24.700	12/16/2025	140	1	1
Put - OTC USD versus CAD	$1.385	09/05/2025	600	4	3

$8	$6

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930%	06/23/2025	300	$11	$5
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	5,200	7	1
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	100	4	3
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	400	12	5

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	400	14	7
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	100	4	3
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	700	4	0
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.480	05/13/2025	4,000	4	0
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	100	0	0

$60	$24

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	200	$15	$107

Total Purchased Options	$83	$137

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYI	Put - OTC USD versus CAD	$1.320	09/05/2025	600	$(1)	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	1,200	$(11)	$(2)
BOM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.738	04/28/2025	400	(1)	(3)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	04/28/2025	400	(1)	(1)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	200	(15)	(88)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	400	(4)	(1)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	200	(1)	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	1,500	(12)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	400	(4)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	06/25/2025	1,200	(10)	(1)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	400	(4)	(1)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	200	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	200	(1)	0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	200	(1)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	200	(1)	0

$(68)	$(103)

Total Written Options	$(69)	$(103)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.369%	$160	$(5)	$0	$0	$(5)
MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.369	160	(5)	1	0	(4)

$(10)	$1	$0	$(9)

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
										Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(5)		Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.085%		$200	$(5)	$5	$0	$0
DUB	Petroleos Mexicanos	4.750	Monthly	07/06/2026	0.003		376	0	3	3	0

								$(5)	$8	$3	$0

CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.410% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$2,432	JPY	360,000	$5	$ (1)	$ 2,430	$(2,426)
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.470% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	1,686		260,000	(16)	0	1,686	(1,702)
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	4,079		645,700	(52)	(0)	4,077	(4,130)

								$(63)	$(2)	$8,193	$(8,258)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	48,200	$(7)	$(19)	$0	$(26)
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	1,280	(1)	1	0	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		520	(2)	1	0	(1)
GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030		3,500	2	(1)	1	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		2,460	16	(22)	0	(6)
SCX	Pay	3-Month CNY-CNREPOFIX(2)	1.500	Quarterly	03/18/2031	CNY	33,400	15	(33)	0	(18)

								$23	$(73)	$1	$(51)

Total Swap Agreements								$(55)	$(66)	$8,197	$(8,318)

(i)

Securities with an aggregate market value of $354 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)		Notional Amount represents the number of contracts.
(2)		This instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$34	$0	$34
Australia
Corporate Bonds & Notes	0	822	0	822
Sovereign Issues	0	1,489	0	1,489
Brazil
Sovereign Issues	0	1,439	0	1,439
Canada
Corporate Bonds & Notes	0	1,087	0	1,087
Sovereign Issues	0	2,604	0	2,604
Cayman Islands
Asset-Backed Securities	0	3,102	0	3,102
Corporate Bonds & Notes	0	200	0	200
Sovereign Issues	0	204	0	204
Chile
Sovereign Issues	0	324	0	324
Denmark
Corporate Bonds & Notes	0	2,070	0	2,070
France
Corporate Bonds & Notes	0	563	0	563
Sovereign Issues	0	3,505	0	3,505
Germany
Corporate Bonds & Notes	0	199	0	199
Hungary
Sovereign Issues	0	206	0	206
Indonesia
Sovereign Issues	0	105	0	105
Ireland
Asset-Backed Securities	0	2,440	0	2,440
Israel
Sovereign Issues	0	933	0	933
Italy
Corporate Bonds & Notes	0	436	0	436
Sovereign Issues	0	601	0	601
Japan
Corporate Bonds & Notes	0	308	0	308
Sovereign Issues	0	5,070	0	5,070
Jersey, Channel Islands
Asset-Backed Securities	0	499	0	499
Luxembourg
Common Stocks	0	0	229	229
Corporate Bonds & Notes	0	423	0	423
Malaysia
Corporate Bonds & Notes	0	428	0	428
Sovereign Issues	0	774	0	774
Mexico
Sovereign Issues	0	107	0	107
Netherlands
Corporate Bonds & Notes	0	202	0	202
Non-Agency Mortgage-Backed Securities	0	811	0	811
New Zealand
Sovereign Issues	0	49	0	49
Norway
Sovereign Issues	0	60	0	60
Peru
Sovereign Issues	0	874	0	874
Poland
Sovereign Issues	0	822	0	822
Romania
Sovereign Issues	0	1,217	0	1,217
Saudi Arabia
Sovereign Issues	0	1,508	0	1,508
Serbia
Sovereign Issues	0	97	0	97
Singapore
Sovereign Issues	0	544	0	544
South Africa
Sovereign Issues	0	669	0	669
South Korea
Sovereign Issues	0	1,239	0	1,239
Spain
Sovereign Issues	0	3,391	0	3,391

Schedule of Investments PIMCO Global Core Bond (Hedged) Portfolio (Cont.)	March 31, 2025 (Unaudited)

Switzerland
Corporate Bonds & Notes	0	999	0	999
Thailand
Sovereign Issues	0	389	0	389
United Arab Emirates
Corporate Bonds & Notes	0	498	0	498
United Kingdom
Corporate Bonds & Notes	0	2,619	0	2,619
Non-Agency Mortgage-Backed Securities	0	488	0	488
Sovereign Issues	0	712	0	712
United States
Asset-Backed Securities	0	2,995	0	2,995
Corporate Bonds & Notes	0	5,182	0	5,182
Municipal Bonds & Notes	0	274	0	274
Non-Agency Mortgage-Backed Securities	0	7,808	0	7,808
U.S. Government Agencies	0	45,658	0	45,658
U.S. Treasury Obligations	0	10,658	0	10,658
Short-Term Instruments
Nigeria Treasury Bills	0	29	0	29
U.S. Treasury Bills	0	327	0	327

	$0	$120,091	$229	$120,320
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$249	$0	$0	$249

Total Investments	$249	$120,091	$229	$120,569

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(7,764)	$0	$(7,764)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	27	215	0	242
Over the counter	0	8,869	3	8,872

	$27	$9,084	$3	$9,114
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(154)	(117)	0	(271)
Over the counter	0	(9,220)	0	(9,220)

	$(154)	$(9,337)	$0	$(9,491)

Total Financial Derivative Instruments	$(127)	$(253)	$3	$(377)

Totals	$122	$112,074	$232	$112,428

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$741	$13,709	$(14,200)	$(1)	$0	$249	$9	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DEU	Deutsche Bank Securities, Inc.	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
BOM	Bank of Montreal	FAR	Wells Fargo Bank National Association	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc	UBS	UBS Securities LLC

Currency Abbreviations:
AUD	Australian Dollar	HKD	Hong Kong Dollar	NZD	New Zealand Dollar
BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
CHF	Swiss Franc	INR	Indian Rupee	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
CZK	Czech Koruna	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
DKK	Danish Krone	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EGP	Egyptian Pound	NGN	Nigerian Naira	USD (or $)	United States Dollar
EUR	Euro	NZD	New Zealand Dollar	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BOBL	Bundesobligation, the German word for federal government bond	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	THOR	Thai Overnight Baht Repurchase Rate
CNREPOFIX	China Fixing Repo Rates 7-Day

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor

Schedule of Investments PIMCO Global Diversified Allocation Portfolio	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	SHARES	MARKET VALUE (000s)
INVESTMENTS IN AFFILIATES 93.2%
MUTUAL FUNDS (a) 89.9%
PIMCO Emerging Markets Bond Fund	587,370	$5,010
PIMCO Global Advantage® Strategy Bond Fund	655,700	6,662
PIMCO Income Fund	779,588	8,342
PIMCO International Bond Fund (U.S. Dollar-Hedged)	507,327	4,997
PIMCO Investment Grade Credit Bond Fund	922,384	8,348
PIMCO RAE International Fund	1,026,810	8,194
PIMCO RAE PLUS EMG Fund	1,180,205	8,214
PIMCO RAE PLUS Small Fund	522,469	8,328
PIMCO Real Return Fund	809,182	8,383
PIMCO Short-Term Fund	2,581,713	24,965
PIMCO StocksPLUS® Fund	685,664	8,345
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	933,257	8,157
PIMCO StocksPLUS® International Fund (Unhedged)	1,437,865	16,262
PIMCO Total Return Fund IV	2,629,192	25,030

Total Mutual Funds (Cost $145,624)		149,237

SHORT-TERM INSTRUMENTS 3.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 3.3%
PIMCO Short-Term Floating NAV Portfolio III	558,457	5,436

Total Short-Term Instruments (Cost $5,426)		5,436

Total Investments in Affiliates (Cost $151,050)		154,673

Total Investments 93.2% (Cost $151,050)		$154,673
Financial Derivative Instruments (b) 0.7%(Cost or Premiums, net $942)		1,156
Other Assets and Liabilities, net 6.1%		10,195

Net Assets 100.0%		$166,024

Schedule of Investments PIMCO Global Diversified Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

(a)	Institutional Class Shares of each Fund.
(b)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
PURCHASED OPTIONS:
OPTIONS ON INDEXES
Description	Strike Value	Expiration Date	# of Contracts	Notional Amount	Cost	Market Value

Put - CBOE S&P 500	4,075.000	12/19/2025	32	$3	$160	$138
Put - CBOE S&P 500	4,675.000	12/19/2025	32	3	282	275
Put - CBOE S&P 500	5,250.000	12/19/2025	32	3	500	572

Total Purchased Options	$942	$985

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

E-Mini S&P 500 Index June Futures	06/2025	149	$42,117	$(879)	$225	$0

Total Futures Contracts	$(879)	$225	$0

Cash of $3,961 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)	Unsettled variation margin liability of $(54) for closed futures is outstanding at period end.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Mutual Funds	$149,237	$0	$0	$149,237
Short-Term Instruments
Central Funds Used for Cash Management Purposes	5,436	0	0	5,436

Total Investments	$154,673	$0	$0	$154,673

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$225	$985	$0	$1,210

Total Financial Derivative Instruments	$225	$985	$0	$1,210

Totals	$154,898	$985	$0	$155,883

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025 the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)

PIMCO Emerging Markets Bond Fund	$5,231	$102	$(374)	$(42)	$93	$5,010	$103	$0
PIMCO Global Advantage® Strategy Bond Fund	6,957	98	(470)	2	75	6,662	72	0
PIMCO Income Fund	8,711	157	(676)	(73)	223	8,342	137	0
PIMCO International Bond Fund (U.S. Dollar-Hedged)	5,231	104	(296)	(10)	(32)	4,997	57	0
PIMCO Investment Grade Credit Bond Fund	8,699	150	(661)	(78)	238	8,348	101	0
PIMCO RAE International Fund	8,673	0	(1,204)	(37)	762	8,194	0	0
PIMCO RAE PLUS EMG Fund	8,698	132	(790)	(3)	177	8,214	94	0
PIMCO RAE PLUS Small Fund	8,693	723	(351)	(8)	(729)	8,328	157	0
PIMCO Real Return Fund	8,679	73	(708)	(28)	367	8,383	66	0
PIMCO Short-Term Floating NAV Portfolio III	7,727	21,114	(23,400)	2	(7)	5,436	115	0
PIMCO Short-Term Fund	26,131	545	(1,684)	(4)	(23)	24,965	313	0
PIMCO StocksPLUS® Fund	8,632	280	(139)	(2)	(426)	8,345	74	0
PIMCO StocksPLUS® International Fund (U.S. Dollar-Hedged)	8,714	0	(924)	226	141	8,157	0	0
PIMCO StocksPLUS® International Fund (Unhedged)	17,345	329	(2,414)	(443)	1,445	16,262	329	0

Notes to Financial Statements (Cont.)

PIMCO Total Return Fund IV	26,086	404	(2,027)	(152)	719	25,030	269	0
Totals	$164,207	$24,211	$(36,118)	$(650)	$3,023	$154,673	$1,887	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of

Glossary: (abbreviations that may be used in the preceding statements)		(Unaudited)

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange

Index/Spread Abbreviations:
S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
TBA	To-Be-Announced

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 52.6% ¤
CORPORATE BONDS & NOTES 0.3%
BANKING & FINANCE 0.0%
Sunac China Holdings Ltd. (5.000% Cash or 6.000% PIK) 5.000% due 09/30/2026 (a)	$32	$4
Sunac China Holdings Ltd. (5.250% Cash or 6.250% PIK) 5.250% due 09/30/2027 (a)	32	4
Sunac China Holdings Ltd. (5.500% Cash or 6.500% PIK) 5.500% due 09/30/2027 (a)	64	8
Sunac China Holdings Ltd. (5.750% Cash or 6.750% PIK) 5.750% due 09/30/2028 (a)	97	11
Sunac China Holdings Ltd. (6.000% Cash or 7.000% PIK) 6.000% due 09/30/2029 (a)	97	12
Sunac China Holdings Ltd. (6.250% Cash or 7.250% PIK) 6.250% due 09/30/2030 (a)	46	5

		44

INDUSTRIALS 0.3%
Claritev Corp. (6.500% Cash and 0.750% PIK) 7.250% due 03/31/2031 (a)	1,005	604
MPH Acquisition Holdings LLC 5.750% due 12/31/2030	116	84
MPH Acquisition Holdings LLC (6.500% Cash and 5.000% PIK) 11.500% due 12/31/2030 (a)	178	155

		843

Total Corporate Bonds & Notes (Cost $1,364)		887

U.S. GOVERNMENT AGENCIES 20.6%
Fannie Mae
5.129% due 01/25/2051 •	290	291
5.310% due 08/25/2054 •	79	79
Freddie Mac
5.229% due 04/15/2049 - 12/15/2050 •	491	493
5.301% due 04/25/2055 •	1,400	1,402
Ginnie Mae
4.994% due 05/20/2074 •	139	138
5.073% due 02/20/2070 •	21	21
5.194% due 05/20/2074 •	178	179
5.244% due 09/20/2071 •	2,532	2,542
5.461% due 08/20/2068 •	503	502
Uniform Mortgage-Backed Security, TBA
2.000% due 05/01/2055	7,900	6,280
2.500% due 05/01/2055	3,800	3,160
3.000% due 04/01/2055 - 05/01/2055	11,000	9,534
5.000% due 04/01/2055	600	588
5.500% due 05/01/2055	300	299
6.000% due 06/01/2055	9,700	9,833
6.500% due 04/01/2055 - 06/01/2055	22,700	23,409

Total U.S. Government Agencies (Cost $58,587)		58,750

U.S. TREASURY OBLIGATIONS 5.6%
U.S. Treasury Bonds
1.375% due 11/15/2040 (h)(j)	9,500	6,178
4.000% due 11/15/2042 (j)	990	924
4.000% due 11/15/2052 (h)(j)	740	667
4.625% due 02/15/2055 (j)	750	755
U.S. Treasury Inflation Protected Securities (d)
1.500% due 02/15/2053 (j)	855	712
1.750% due 01/15/2034 (h)	1,447	1,445
2.125% due 04/15/2029	3,491	3,595
U.S. Treasury Notes
4.625% due 02/15/2035	1,470	1,519

Total U.S. Treasury Obligations (Cost $19,021)		15,795

NON-AGENCY MORTGAGE-BACKED SECURITIES 2.6%
Alliance Bancorp Trust 4.915% due 07/25/2037 •	247	217
Bear Stearns Adjustable Rate Mortgage Trust
4.445% due 07/25/2036 ~	54	46

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

4.526% due 02/25/2036 •	13	12
Countrywide Alternative Loan Trust
4.735% due 07/25/2035 •	336	255
4.755% due 09/25/2047 •	85	78
Countrywide Home Loan Mortgage Pass-Through Trust 6.000% due 04/25/2036	211	103
Impac CMB Trust
5.055% due 04/25/2035 •	65	64
5.080% due 04/25/2035 •	85	81
Residential Accredit Loans, Inc. Trust
4.795% due 06/25/2046 ~	223	49
6.000% due 12/25/2036	61	51
Residential Asset Securitization Trust 4.835% due 05/25/2035 ~	322	198
Towd Point Mortgage Trust 4.116% due 04/25/2055 ~	5,000	4,831
WaMu Mortgage Pass-Through Certificates Trust 5.095% due 01/25/2045 ~	1,339	1,311

Total Non-Agency Mortgage-Backed Securities (Cost $7,599)		7,296

ASSET-BACKED SECURITIES 10.1%
AUTOMOBILE SEQUENTIAL 1.7%
Ally Auto Receivables Trust 5.320% due 01/15/2027	13	13
CarMax Auto Owner Trust
4.750% due 10/15/2027	124	124
5.340% due 08/16/2027	488	490
5.720% due 11/16/2026	26	26
Carvana Auto Receivables Trust
3.350% due 02/10/2027	269	269
4.130% due 04/12/2027	497	496
4.850% due 06/12/2028	710	713
5.330% due 07/10/2029	180	182
5.760% due 04/12/2027	307	307
5.900% due 08/10/2027	94	94
5.980% due 12/10/2027	467	470
6.360% due 04/12/2027	15	15
Flagship Credit Auto Trust 5.640% due 03/15/2028	348	349
Ford Credit Auto Owner Trust 4.650% due 02/15/2028	302	303
OneMain Direct Auto Receivables Trust 5.410% due 11/14/2029	325	329
Oscar U.S. Funding LLC 5.810% due 12/10/2027	360	363
Santander Drive Auto Receivables Trust 5.710% due 02/16/2027	50	50
SCCU Auto Receivables Trust 5.700% due 10/16/2028	170	172

		4,765

HOME EQUITY OTHER 3.0%
Aames Mortgage Investment Trust 4.915% due 04/25/2036 •	72	67
ACE Securities Corp. Home Equity Loan Trust
4.915% due 06/25/2036 •	143	106
5.335% due 08/25/2035 ~	106	105
Argent Mortgage Loan Trust 4.915% due 05/25/2035 •	401	356
Argent Securities Trust 4.735% due 07/25/2036 •	300	267
Asset-Backed Securities Corp. Home Equity Loan Trust 2.925% due 03/25/2036 •	1,888	1,854
Countrywide Asset-Backed Certificates Trust
4.715% due 05/25/2035 ~	186	182
4.935% due 03/25/2037 •	270	257
First NLC Trust 5.215% due 02/25/2036 •	218	214
Fremont Home Loan Trust
4.705% due 10/25/2036 •	563	510
4.735% due 10/25/2036 •	1,884	753
GSAMP Trust 5.135% due 05/25/2046 •	2,822	2,632
Long Beach Mortgage Loan Trust
4.995% due 09/25/2034 •	93	93
5.035% due 01/25/2036 •	1,017	934
Popular ABS Mortgage Pass-Through Trust 4.930% due 07/25/2036 •	102	97
Structured Asset Securities Corp. Mortgage Loan Trust
5.005% due 10/25/2036 •	55	54

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

5.230% due 02/25/2036 ~		100	98

			8,579

HOME EQUITY SEQUENTIAL 2.1%
JP Morgan Mortgage Acquisition Corp. 4.502% due 11/25/2036 þ		6,051	5,969

MANUFACTURING HOUSE ABS OTHER 0.2%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		488	459

WHOLE LOAN COLLATERAL 0.7%
Citigroup Mortgage Loan Trust 4.870% due 11/25/2036 •		45	45
First Franklin Mortgage Loan Trust 5.140% due 11/25/2036 •		1,119	1,087
IndyMac INDB Mortgage Loan Trust 4.575% due 07/25/2036 ~		796	251
Lehman XS Trust
4.755% due 05/25/2036 •		386	333
4.873% due 06/25/2036 þ		371	361

			2,077

OTHER ABS 2.4%
522 Funding CLO Ltd. 5.595% due 10/20/2031 •		253	253
ACAS CLO Ltd. 5.445% due 10/18/2028 ~		6	6
Carlyle Global Market Strategies CLO Ltd. 5.530% due 08/14/2030 •		9	9
Catamaran CLO Ltd. 5.652% due 04/22/2030 •		135	135
Elevation CLO Ltd. 5.512% due 10/25/2030 •		38	38
Gallatin CLO Ltd. 5.654% due 07/15/2031 •		306	306
Navient Private Education Refi Loan Trust
2.600% due 08/15/2068		638	613
6.034% due 11/15/2068 •		176	178
OCP Euro CLO DAC 3.584% due 09/22/2034 •	EUR	520	562
OZLM Ltd. 5.715% due 07/20/2032 •		$388	388
Palmer Square Loan Funding Ltd.
5.355% due 07/20/2029 ~		73	73
5.364% due 10/15/2029 •		392	392
Rad CLO Ltd. 5.678% due 07/24/2032 •		581	581
Recette CLO Ltd. 5.635% due 04/20/2034 •		250	250
Saranac CLO Ltd. 5.699% due 08/13/2031 ~		188	188
Segovia European CLO DAC 3.624% due 07/20/2032 •	EUR	454	491
SMB Private Education Loan Trust
1.290% due 07/15/2053		$279	262
6.149% due 10/16/2056 •		583	594
Sound Point CLO Ltd.
5.542% due 07/25/2030 •		48	48
5.765% due 07/20/2032 •		574	574
TCI-Symphony CLO Ltd. 5.571% due 10/13/2032 •		377	377
Venture CLO Ltd. 5.545% due 07/20/2030 ~		201	201
Vibrant CLO Ltd. 5.675% due 07/20/2032 •		226	226
Voya CLO Ltd. 5.564% due 10/15/2030 •		82	82

			6,827

Total Asset-Backed Securities (Cost $28,987)			28,676

SOVEREIGN ISSUES 9.4%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (c)	BRL	58,900	9,632
Canada Government Bond 3.250% due 09/01/2028	CAD	7,100	5,050
Colombian TES
5.750% due 11/03/2027	COP	8,095,000	1,757
7.750% due 09/18/2030		10,707,900	2,201

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

Mexico Government International Bond
4.000% due 11/30/2028 (d)	MXN	691	33
4.000% due 08/24/2034 (d)		225	10
8.500% due 03/01/2029		45,000	2,176
Peru Government International Bond 5.400% due 08/12/2034	PEN	4,000	993
Province of Quebec 3.600% due 09/01/2033	CAD	5,800	4,074
Republic of South Africa Government International Bond 8.875% due 02/28/2035	ZAR	18,100	884

Total Sovereign Issues (Cost $27,168)			26,810

		SHARES
COMMON STOCKS 2.9%
INFORMATION TECHNOLOGY 1.9%
Apple, Inc.		4,705	1,045
ASML Holding NV		177	117
Broadcom, Inc.		5,085	851
Dell Technologies, Inc. 'C'		850	78
Marvell Technology, Inc.		1,900	117
Microsoft Corp.		1,925	723
NVIDIA Corp.		21,386	2,318
Taiwan Semiconductor Manufacturing Co. Ltd. SP - ADR		1,187	197

			5,446

UTILITIES 1.0%
AES Corp.		33,200	412
American Electric Power Co., Inc.		3,400	372
Constellation Energy Corp.		1,300	262
NRG Energy, Inc.		7,000	668
Southern Co. (f)		6,300	579
Vistra Corp.		3,500	411

			2,704

Total Common Stocks (Cost $8,174)			8,150

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 1.1%
COMMERCIAL PAPER 0.2%
Harley-Davidson Financial Services, Inc. 4.920% due 04/22/2025		$300	299
Keurig Dr. Pepper, Inc. 4.600% due 04/23/2025		300	299

			598

U.S. TREASURY BILLS 0.9%
4.291% due 05/08/2025 - 06/05/2025 (b)(c)(j)		2,697	2,678

Total Short-Term Instruments (Cost $3,276)			3,276

Total Investments in Securities (Cost $154,176)			149,640

		SHARES
INVESTMENTS IN AFFILIATES 65.4%
MUTUAL FUNDS 44.0% (e)
PIMCO Income Fund		2,931,401	31,366
PIMCO Total Return Fund		10,823,810	93,951

Total Mutual Funds (Cost $124,244)			125,317

SHORT-TERM INSTRUMENTS 21.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 21.4%
PIMCO Short Asset Portfolio		5,379,410	52,664
PIMCO Short-Term Floating NAV Portfolio III		844,327	8,219

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total Short-Term Instruments (Cost $60,726)	60,883

Total Investments in Affiliates (Cost $184,970)	186,200

Total Investments 118.0% (Cost $339,146)	$335,840
Financial Derivative Instruments (g)(i) 2.1%(Cost or Premiums, net $7,477)	5,956
Other Assets and Liabilities, net (20.1)%	(57,144)

Net Assets 100.0%	$284,652

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO CONSOLIDATED SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Payment in-kind security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Principal amount of security is adjusted for inflation.
(e)	Institutional Class Shares of each Fund.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.6)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2055	$11,200	$(8,806)	$(8,903)
Uniform Mortgage-Backed Security, TBA	2.500	04/01/2055	5,000	(4,113)	(4,158)

Total Short Sales (4.6)%	$(12,919)	$(13,061)

(f)

Securities with an aggregate market value of $5 have been pledged as collateral as of March 31, 2025 for equity short sales and equity options as governed by prime brokerage agreements and agreements governing listed equity option transactions.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(118) at a weighted average interest rate of 4.380%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum July Futures	07/2025	2	$127	$(6)	$0	$0
Aluminum May Futures	05/2025	3	190	(7)	0	0
Arabica Coffee September Futures	09/2025	2	278	(6)	0	(1)
Brent Crude December Futures	10/2025	7	498	17	11	0
Canada Government 5-Year Bond June Futures	06/2025	49	3,947	37	4	0
Canada Government 10-Year Bond June Futures	06/2025	11	949	14	1	0
Cocoa July Futures	07/2025	2	158	(5)	0	(3)
Cocoa September Futures	09/2025	1	78	(5)	0	(1)
Corn September Futures	09/2025	3	65	(6)	0	0
Euro-BTP June Futures	06/2025	42	5,337	(92)	14	(7)
Euro-Bund June Futures	06/2025	10	1,393	(28)	5	0
FTSE 100 Index June Futures	06/2025	3	333	(3)	0	(3)
Gas Oil September Futures	09/2025	3	201	(8)	5	0
Gold 100 oz. June Futures	06/2025	3	945	53	11	0
Iron Ore July Futures	07/2025	51	505	0	0	(7)
Lead May Futures	05/2025	12	601	(15)	0	0
Live Cattle June Futures	06/2025	6	489	28	0	(3)
Long Gilt June Futures	06/2025	48	5,685	(62)	61	0
Natural Gas September Futures	08/2025	15	676	26	12	0
Nickel May Futures	05/2025	5	475	(3)	0	0
RBOB Gasoline September Futures	08/2025	1	92	3	2	0
Silver July Futures	07/2025	3	524	11	0	(3)
Soybean July Futures	07/2025	7	360	2	0	(3)
Soybean Meal July Futures	07/2025	34	1,018	(21)	0	(5)
Sugar No. 11 October Futures	09/2025	13	274	(3)	0	(1)
Topix Index Futures June Futures	06/2025	10	1,775	(24)	0	(80)
U.S. Treasury 2-Year Note June Futures	06/2025	41	8,494	52	0	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

U.S. Treasury 5-Year Note June Futures	06/2025	96	10,383	151	0	(3)
U.S. Treasury 10-Year Note June Futures	06/2025	61	6,784	139	1	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	38	4,337	22	3	0
U.S. Treasury Long-Term Bond June Futures	06/2025	47	5,512	52	9	0
WTI Crude September Futures	08/2025	4	276	(1)	7	0
Zinc July Futures	07/2025	2	143	(6)	3	0
Zinc May Futures	05/2025	8	570	(9)	0	0

$297	$149	$(120)

SHORT FUTURES CONTRACTS
Variation Margin(1)
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Aluminum July Futures	07/2025	2	$(127)	$5	$0	$0
Aluminum May Futures	05/2025	3	(190)	8	0	0
Arabica Coffee July Futures	07/2025	1	(141)	0	0	0
Australia Government 3-Year Bond June Futures	06/2025	72	(4,792)	(9)	0	(14)
Australia Government 10-Year Bond June Futures	06/2025	76	(5,350)	(6)	0	(51)
Copper July Futures	07/2025	9	(684)	4	13	0
Corn July Futures	07/2025	47	(1,089)	13	0	(8)
Cotton No. 2 December Futures	12/2025	20	(699)	(6)	2	0
E-Mini S&P 500 Index June Futures	06/2025	2	(565)	8	0	(3)
Euro-BOBL June Futures	06/2025	80	(10,189)	87	2	(24)
Euro-Buxl 30-Year Bond June Futures	06/2025	15	(1,934)	125	0	(20)
Euro-Oat June Futures	06/2025	3	(398)	7	1	(1)
Euro-Schatz June Futures	06/2025	22	(2,544)	0	1	(2)
Hard Red Winter Wheat July Futures	07/2025	7	(200)	7	0	(2)
Hard Red Winter Wheat September Futures	09/2025	11	(322)	25	0	(2)
Japan Government 10-Year Bond June Futures	06/2025	15	(13,841)	(42)	0	(101)
Lead May Futures	05/2025	12	(601)	(8)	0	0
Lean Hogs June Futures	06/2025	10	(381)	29	2	0
Mini MSCI Emerging Markets Index June Futures	06/2025	7	(389)	11	1	0
Natural Gas July Futures	06/2025	11	(492)	18	0	(8)
New York Harbor September Futures	08/2025	1	(95)	(5)	0	(2)
Nickel July Futures	07/2025	2	(191)	5	5	0
Nickel May Futures	05/2025	5	(475)	2	0	0
Palladium June Futures	06/2025	1	(100)	(3)	0	(2)
Platinum July Futures	07/2025	4	(206)	(6)	0	(6)
Soybean Meal December Futures	12/2025	13	(400)	14	3	0
Soybean November Futures	11/2025	12	(612)	5	6	0
Soybean Oil December Futures	12/2025	12	(328)	(11)	1	0
Soybean Oil July Futures	07/2025	4	(109)	(5)	1	0
SPI 200 Index June Futures	06/2025	9	(1,107)	2	20	(1)
STOXX Europe 600 Price Index June Futures	06/2025	4	(114)	3	3	0
Sugar No. 11 July Futures	06/2025	9	(188)	1	1	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	91	(11,125)	(69)	0	(40)
Wheat July Futures	07/2025	14	(385)	11	0	(5)
Wheat September Futures	09/2025	8	(227)	17	0	(3)
Zinc July Futures	07/2025	4	(286)	1	0	0
Zinc May Futures	05/2025	8	(570)	(1)	0	0

$237	$62	$(295)

Total Futures Contracts	$534	$211	$(415)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(2)
Variation Margin(1)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(4)	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

Ford Motor Credit Co. LLC	5.000%	Quarterly	06/20/2025	0.436%	$500	$20	$(14)	$6	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(3)
Variation Margin(1)
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$1,200	$(10)	$7	$(3)	$0	$0
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035	6,200	(12)	11	(1)	0	(1)
CDX.iTraxx Crossover 42 5-Year Index	(5.000)	Quarterly	06/20/2030	EUR	90	(8)	0	(8)	1	0

$(30)	$18	$(12)	$1	$(1)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
										Variation Margin(1)
Index/Tranches	Fixed Receive Rate	Payment Frequency		Maturity Date		Notional Amount(5)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(6)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%	Quarterly		12/20/2029		$7,000	$150	$(15)	$135	$0	$0
CDX.IG-44 5-Year Index	1.000	Quarterly		06/20/2030		2,500	46	0	46	0	0
CDX.iTraxx Main 43 5-Year Index	1.000	Quarterly		06/20/2030	EUR	300	7	(1)	6	0	(1)

							$203	$(16)	$187	$0	$(1)

INTEREST RATE SWAPS
										Variation Margin(1)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	4.400%	Annual	02/10/2026	GBP	8,800	$42	$(27)	$15	$2	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2027		7,500	(51)	(6)	(57)	7	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		8,700	(237)	(21)	(258)	38	0
Pay	1-Day GBP-SONIO Compounded-OIS	4.320	Annual	10/20/2033		118	(1)	3	2	1	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		3,900	242	31	273	0	(36)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		2,200	263	58	321	0	(35)
Receive	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	207,220	(6)	(5)	(11)	0	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	09/18/2026	JPY	1,360,000	11	33	44	0	(5)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Annual	12/15/2026		1,390,000	(71)	(65)	(136)	7	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	09/18/2029		340,000	13	24	37	0	(7)
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/18/2030		180,000	(4)	0	(4)	5	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		950,000	(419)	(25)	(444)	31	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		980,000	(150)	16	(134)	46	0
Receive(7)	1-Day JPY-MUTKCALM Compounded-OIS	1.250	Annual	06/18/2035		690,000	50	(15)	35	0	(35)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		130,000	(249)	(24)	(273)	9	0
Pay(7)	1-Day JPY-MUTKCALM Compounded-OIS	2.000	Annual	06/18/2055		270,000	(7)	17	10	23	0
Receive(7)	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	09/17/2030	SGD	200	(2)	1	(1)	0	0
Receive	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	09/17/2030	THB	79,540	(26)	(25)	(51)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$12,100	62	64	126	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		4,520	(47)	49	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		17,450	75	(84)	(9)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026		30,900	38	(42)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2026		39,600	193	(191)	2	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	04/02/2026		22,300	(217)	(230)	(447)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		13,200	93	(16)	77	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		34,200	(187)	108	(79)	1	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	11,300	180	(18)	162	0	(1)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2027	7,700	74	(19)	55	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	7,300	0	35	35	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	4,100	24	79	103	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/30/2028	16,500	(6)	(260)	(266)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	200	2	(2)	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	1,205	(3)	17	14	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	300	27	3	30	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	36,900	263	(84)	179	0	(26)
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029	4,000	(57)	(20)	(77)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	26,300	(34)	95	61	24	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	7,860	6	(26)	(20)	0	(7)
Pay	1-Day USD-SOFR Compounded-OIS	3.525	Annual	03/02/2030	700	(2)	(2)	(4)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	15,400	574	(113)	461	0	(16)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	883	(3)	4	1	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	2,700	5	26	31	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	3,600	32	(50)	(18)	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	43,200	(58)	127	69	80	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031	2,420	(45)	(16)	(61)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	5,100	244	(102)	142	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032	2,600	28	241	269	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,500	273	97	370	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,200	(293)	(33)	(326)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	3,200	155	57	212	0	(8)
Pay	1-Day USD-SOFR Compounded-OIS	3.760	Annual	08/23/2033	3,477	(14)	2	(12)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/30/2033	2,000	(7)	7	0	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	4,141	(15)	47	32	11	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	986	(4)	32	28	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.170	Annual	10/03/2033	833	(3)	28	25	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	703	(3)	25	22	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	706	(3)	23	20	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	569	(2)	21	19	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	406	(1)	20	19	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	800	(4)	(26)	(30)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	944	(4)	(16)	(20)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	1,014	(4)	(11)	(15)	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	2,690	(100)	46	(54)	7	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	12,850	781	(518)	263	0	(34)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	1,129	(5)	14	9	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.655	Annual	01/24/2034	321	(1)	(1)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	643	(3)	(1)	(4)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	242	(1)	0	(1)	1	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		7,850	186	213	399	0	(21)
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034		2,008	(9)	26	17	6	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034		1,200	(4)	1	(3)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2034		1,800	73	(3)	70	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034		1,193	(4)	5	1	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034		796	(3)	4	1	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	04/16/2034		1,194	(4)	11	7	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034		1,180	(3)	25	22	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034		1,187	(3)	29	26	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034		21,458	488	(299)	189	0	(62)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034		532	(2)	13	11	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034		532	(2)	12	10	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034		1,500	(5)	40	35	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034		531	(2)	15	13	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.525	Annual	09/04/2034		531	(2)	15	13	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034		293	(1)	14	13	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		766	(3)	37	34	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034		1,061	(4)	54	50	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034		1,000	(3)	(25)	(28)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034		600	(2)	(14)	(16)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034		6,800	319	(161)	158	0	(20)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.864	Annual	11/15/2034		1,300	0	(13)	(13)	0	(4)
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.881	Annual	11/15/2034		2,800	0	(31)	(31)	0	(9)
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		800	2	(4)	(2)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034		2,600	(47)	55	8	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.901	Annual	02/15/2035		1,453	0	(17)	(17)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035		3,700	193	(32)	161	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		300	63	50	113	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052		900	(232)	(106)	(338)	5	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/15/2052		4,080	(78)	(42)	(120)	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	2.750	Annual	06/21/2053		3,500	286	418	704	0	(22)
Pay	1-Day USD-SOFR Compounded-OIS	3.830	Annual	10/12/2053		212	(1)	1	0	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053		4,890	363	133	496	0	(34)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		9,900	18	(659)	(641)	73	0
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,916	(24)	(138)	(162)	22	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		2,000	131	(19)	112	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.866	Annual	02/15/2055		685	0	(8)	(8)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		200	25	(6)	19	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		100	(10)	0	(10)	1	0
Receive(7)	1-Day USD-SOFR Compounded-OIS	3.427	Annual	03/20/2055		8,900	(12)	6	(6)	0	(18)
Pay	1-Year BRL-CDI	9.955	Maturity	01/02/2029	BRL	7,200	(32)	(113)	(145)	3	0
Pay	1-Year BRL-CDI	12.000	Maturity	01/02/2029		5,530	0	(52)	(52)	2	0
Receive	1-Year BRL-CDI	12.380	Maturity	01/02/2029		7,900	0	64	64	0	(3)
Pay	1-Year BRL-CDI	14.880	Maturity	01/02/2029		8,400	0	10	10	3	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

Pay	3-Month AUD-BBR-BBSW	2.000	Semi-Annual	10/07/2027	AUD	9,300	(300)	(31)	(331)	11	0
Receive(7)	3-Month CNY-CNREPOFIX	1.500	Quarterly	09/17/2030	CNY	47,630	53	(27)	26	0	0
Receive	3-Month COP-IBR Compounded-OIS	8.620	Quarterly	01/23/2030	COP	16,110,800	(16)	21	5	0	(9)
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	318	(1)	11	10	0	0
Receive	3-Month EUR-EURIBOR	2.818	Annual	06/26/2029		324	0	(12)	(12)	0	(1)
Pay	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029		4,423	91	42	133	8	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/29/2034		3,700	58	46	104	15	0
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		177	0	(2)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		177	0	(2)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		2,900	31	45	76	0	(11)
Receive	3-Month ILS-TELBOR	3.930	Annual	03/21/2029	ILS	34,200	74	(19)	55	0	(13)
Receive	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030	KRW	4,856,540	12	(4)	8	0	(12)
Pay	3-Month ZAR-JIBAR	8.750	Quarterly	03/20/2029	ZAR	50,500	95	17	112	5	0
Receive	3-Month ZAR-JIBAR	8.649	Quarterly	04/03/2029		12,300	(25)	(1)	(26)	0	(1)
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034	AUD	11,600	82	63	145	54	0
Receive	6-Month CLP-CHILIBOR	5.070	Semi-Annual	03/04/2026	CLP	5,100,000	0	(6)	(6)	0	(1)
Pay	6-Month CLP-CHILIBOR	5.025	Semi-Annual	03/18/2026		5,100,000	0	3	3	1	0
Pay	6-Month CLP-CHILIBOR	4.390	Semi-Annual	10/01/2029		463,400	(1)	(14)	(15)	1	0
Pay	6-Month CLP-CHILIBOR	5.365	Semi-Annual	01/23/2030		1,323,000	0	19	19	2	0
Pay	6-Month CLP-CHILIBOR	5.455	Semi-Annual	01/27/2030		1,140,600	0	21	21	1	0
Pay	6-Month CZK-PRIBOR	3.534	Annual	03/21/2029	CZK	116,900	(8)	10	2	12	0
Receive(7)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027	EUR	5,800	45	(26)	19	0	(5)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		332	(1)	14	13	0	0
Receive	6-Month EUR-EURIBOR	3.270	Annual	11/08/2028		383	(1)	(13)	(14)	0	(1)
Pay	6-Month EUR-EURIBOR	2.880	Annual	12/19/2028		5,833	127	2	129	10	0
Receive	6-Month EUR-EURIBOR	2.950	Annual	12/29/2028		364	(1)	(8)	(9)	0	(1)
Receive	6-Month EUR-EURIBOR	2.760	Annual	01/03/2029		242	0	(4)	(4)	0	0
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		1,600	(19)	5	(14)	4	0
Pay	6-Month EUR-EURIBOR	0.081	Annual	02/15/2031		10,400	(1,066)	(426)	(1,492)	24	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		201	(1)	16	15	1	0
Receive	6-Month EUR-EURIBOR	3.280	Annual	11/22/2033		110	0	(7)	(7)	0	0
Receive	6-Month EUR-EURIBOR	3.128	Annual	12/04/2033		119	0	(5)	(5)	0	0
Receive	6-Month EUR-EURIBOR	3.063	Annual	12/06/2033		158	(1)	(5)	(6)	0	(1)
Receive	6-Month EUR-EURIBOR	2.990	Annual	12/08/2033		217	(1)	(6)	(7)	0	(1)
Receive	6-Month EUR-EURIBOR	2.970	Annual	12/15/2033		707	(3)	(20)	(23)	0	(3)
Receive	6-Month EUR-EURIBOR	2.890	Annual	12/22/2033		485	(2)	(10)	(12)	0	(2)
Receive	6-Month EUR-EURIBOR	2.910	Annual	12/29/2033		283	(1)	(7)	(8)	0	(1)
Receive	6-Month EUR-EURIBOR	2.650	Annual	01/08/2034		282	(1)	0	(1)	0	(1)
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		200	(1)	4	3	1	0
Pay(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		6,670	(284)	17	(267)	28	0
Receive(7)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		5,730	433	34	467	0	(45)
Pay	6-Month HUF-BBR	6.200	Annual	03/20/2029	HUF	864,500	(20)	(18)	(38)	0	(7)
Receive	6-Month PLN-WIBOR	5.020	Annual	03/21/2029	PLN	34,500	(36)	(84)	(120)	0	(22)
Pay	28-Day MXN-TIIE	8.835	Lunar	12/23/2025	MXN	24,000	0	1	1	0	0
Pay(7)	28-Day MXN-TIIE	8.835	Lunar	03/13/2029		24,000	(8)	31	23	0	0
Pay	28-Day MXN-TIIE	9.050	Lunar	12/12/2029		112,600	62	162	224	3	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive	CAONREPO	3.500	Semi-Annual	12/18/2026	CAD	4,300	(50)	(12)	(62)	0	(3)
Receive	CAONREPO	3.500	Semi-Annual	06/19/2029	4,800	3	(157)	(154)	0	(5)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2029	5,400	(113)	(32)	(145)	0	(6)
Pay(7)	CAONREPO	3.000	Semi-Annual	06/18/2030	1,800	26	9	35	2	0
Receive	CAONREPO	2.750	Semi-Annual	03/19/2035	5,000	140	(150)	(10)	0	(13)
Pay(7)	CAONREPO	3.250	Semi-Annual	06/18/2035	2,900	66	25	91	8	0
Receive(7)	CAONREPO	3.250	Semi-Annual	06/18/2055	600	(19)	(11)	(30)	0	(5)

$2,474	$(1,636)	$838	$674	$(734)

Total Swap Agreements	$2,667	$(1,648)	$1,019	$675	$(736)

(h)	Securities with an aggregate market value of $1,949 and cash of $4,248 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)	Unsettled variation margin asset of $1 for closed futures and unsettled variation margin liability of $(2) for closed swap agreements is outstanding at period end.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2025	AUD	1,446	$915	$11	$0
04/2025	JPY	23,754	157	0	(1)
04/2025	SGD	1,043	780	4	0
04/2025	$54	JPY	8,100	0	0
05/2025	CNH	559	$77	0	0
05/2025	$915	AUD	1,446	0	(11)
05/2025	157	JPY	23,675	1	0
05/2025	780	SGD	1,041	0	(4)
06/2025	CNH	10,325	$1,415	0	(14)
06/2025	$34	CNH	244	0	0
07/2025	32	229	0	0
08/2025	32	229	0	0
BOA	04/2025	COP	207,353	$50	0	0
04/2025	CZK	1,284	52	0	(3)
04/2025	DKK	1,990	290	1	0
04/2025	IDR	13,237,249	800	4	0
04/2025	TWD	1,645	50	1	0
04/2025	$800	IDR	13,237,249	0	(5)
04/2025	998	JPY	149,700	1	0
04/2025	107	NOK	1,190	7	0
04/2025	1,748	SEK	18,620	105	0
05/2025	CNH	97	$13	0	0
05/2025	HKD	6,089	784	0	0
05/2025	IDR	818,360	49	0	0
05/2025	$49	INR	4,218	0	0
06/2025	CNH	1,416	$195	0	(1)
06/2025	$17	CNH	120	0	0
08/2025	CNH	13,069	$1,827	11	0
08/2025	TWD	52	2	0	0
BPS	04/2025	BRL	34,101	5,940	0	(36)
04/2025	CAD	428	300	3	0
04/2025	COP	1,367,704	328	2	0
04/2025	CZK	17,845	734	0	(40)
04/2025	EUR	3,488	3,692	4	(83)
04/2025	IDR	15,063,400	913	9	0
04/2025	ILS	261	71	1	0
04/2025	JPY	8,478	56	0	0
04/2025	KRW	2,034,667	1,400	19	0
04/2025	NOK	7,132	676	1	(3)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

	04/2025	SGD	668		498	1	0
	04/2025	THB	4,666		138	0	0
	04/2025	TRY	4,941		129	2	0
	04/2025	TWD	63,096		1,922	23	0
	04/2025		$5,921	BRL	34,101	56	(1)
	04/2025		200	CAD	287	0	0
	04/2025		100	COP	412,250	0	(2)
	04/2025		1,644	IDR	27,013,785	0	(23)
	04/2025		264	INR	22,905	3	0
	04/2025		534	JPY	79,674	0	(3)
	04/2025		104	KRW	152,109	0	(1)
	04/2025		368	TWD	12,073	0	(4)
	04/2025	ZAR	4,732		$259	1	0
	05/2025	BRL	1,901		329	0	(2)
	05/2025	CNH	282		39	0	0
	05/2025	IDR	6,513,331		392	2	0
	05/2025	NOK	530		50	0	0
	05/2025	TRY	7,897		201	5	0
	05/2025		$750	BRL	4,308	0	0
	05/2025		70	CNH	503	0	0
	05/2025		754	EUR	699	3	0
	05/2025		442	INR	37,900	1	0
	05/2025		56	JPY	8,449	0	0
	05/2025		526	NOK	5,522	0	(1)
	05/2025		498	SGD	667	0	(1)
	06/2025	CNH	17,667		$2,434	0	(10)
	06/2025	KRW	53,539		38	1	0
	06/2025	PLN	2,463		632	3	(5)
	06/2025		$777	PLN	3,008	0	(3)
	07/2025	TWD	3,416		$105	2	0
	07/2025		$2	TWD	56	0	0
	08/2025	TWD	6,059		$186	2	0
	10/2025	BRL	25,300		4,223	1	(23)
BRC	04/2025	CAD	94		65	0	0
	04/2025	COP	29		0	0	0
	04/2025	IDR	1,480,766		89	0	0
	04/2025	INR	837		10	0	0
	04/2025	MYR	8,813		1,997	7	0
	04/2025	SGD	68		51	0	0
	04/2025	THB	3,375		100	0	0
	04/2025	TRY	16,653		431	4	(1)
	04/2025		$182	HUF	67,076	0	(2)
	04/2025		760	IDR	12,468,682	0	(13)
	04/2025		50	MYR	221	0	0
	04/2025		986	NOK	10,986	59	0
	04/2025		1,452	NZD	2,536	0	(12)
	04/2025		360	TRY	13,907	2	(1)
	04/2025		310	ZAR	5,651	0	(2)
	05/2025	TRY	2,031		$51	0	(1)
	05/2025		$0	THB	12	0	0
	05/2025		246	TRY	9,684	0	(6)
	06/2025	MXN	4,709		$230	2	0
	06/2025	TRY	17,119		423	10	(1)
	06/2025		$95	PLN	368	0	0
	06/2025		92	TRY	3,630	0	(4)
	07/2025		108		4,900	7	0
BSH	04/2025	BRL	20,900		$3,702	40	0
	04/2025	JPY	226,534		1,508	0	(2)
	04/2025		$1,687	AUD	2,663	0	(23)
	04/2025		3,640	BRL	20,900	23	0
	05/2025		1,508	JPY	225,771	2	0
	06/2025	PEN	3,541		$960	0	(2)
	06/2025	PLN	212		55	1	0
	06/2025		$208	PLN	802	0	(1)
CBK	04/2025	BRL	6,973		$1,225	3	0
	04/2025	CAD	2,084		1,447	0	(2)
	04/2025	CHF	1,055		1,200	7	0
	04/2025	CNY	12,169		1,695	0	0
	04/2025	EUR	200		217	1	0
	04/2025	IDR	6,669,338		403	3	0
	04/2025	ILS	3,287		902	17	0
	04/2025	NOK	460		41	0	(3)
	04/2025	PHP	161,636		2,783	0	(38)
	04/2025	TWD	4,384		134	2	0
	04/2025		$1,214	BRL	6,973	8	0
	04/2025		10,646	CAD	15,183	1	(96)
	04/2025		1,697	CNY	12,168	0	(2)
	04/2025		170	COP	744,564	8	0
	04/2025		302	DKK	2,143	9	0
	04/2025		1,422	IDR	23,335,903	0	(22)
	04/2025		918	INR	80,027	17	0
	04/2025		22	KRW	32,181	0	0
	04/2025		250	PEN	906	0	(4)
	04/2025		1,547	SEK	15,510	0	(4)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

	04/2025		554	TWD	18,181	0	(7)
	05/2025	CAD	13,062		$9,183	93	0
	05/2025	IDR	6,656,333		401	2	0
	05/2025	SEK	15,982		1,597	4	0
	05/2025	THB	18		1	0	0
	05/2025		$1,695	CNY	12,168	0	0
	05/2025		49	PHP	2,834	0	0
	06/2025	CLP	703,140		$750	9	0
	06/2025	CNH	7,085		978	0	(3)
	06/2025	COP	13,106,360		3,147	45	0
	06/2025	KRW	926,121		648	17	0
	06/2025	PEN	406		110	0	0
	06/2025		$211	CLP	199,722	0	0
	06/2025		981	KRW	1,411,882	0	(19)
	07/2025	TWD	5,263		$162	2	0
	07/2025		$1,225	BRL	7,109	0	(3)
	07/2025		4	TWD	115	0	0
	08/2025	TWD	14,992		$460	5	0
	09/2025	PEN	2,106		570	0	(2)
DUB	04/2025	AUD	1,183		736	0	(3)
	04/2025	CAD	136		95	0	0
	04/2025	DKK	1,634		236	0	(1)
	04/2025	IDR	5,507,776		332	1	0
	04/2025	ILS	3,318		912	20	0
	04/2025	NZD	3,682		2,103	13	0
	04/2025	SGD	534		399	1	0
	04/2025		$975	EUR	929	30	0
	04/2025		82	INR	7,017	0	0
	04/2025		410	JPY	60,300	0	(8)
	04/2025		358	NZD	623	0	(4)
	04/2025		146	SGD	195	0	0
	05/2025	IDR	349,417		$21	0	0
	05/2025	NZD	623		358	4	0
	05/2025		$236	DKK	1,631	1	0
	05/2025		399	SGD	533	0	(1)
	06/2025	KRW	645,755		$451	12	0
	06/2025		$520	KRW	748,881	0	(9)
FAR	04/2025	BRL	16,060		$2,796	0	(18)
	04/2025	CHF	4,336		4,865	0	(37)
	04/2025	HUF	204,893		555	6	0
	04/2025	ILS	2,320		639	15	0
	04/2025	JPY	162,072		1,077	0	(4)
	04/2025	NOK	4,723		450	1	0
	04/2025	PEN	184		50	0	0
	04/2025		$531	AUD	855	3	0
	04/2025		2,797	BRL	16,060	18	0
	04/2025		480	DKK	3,405	14	0
	04/2025		414	JPY	61,805	0	(2)
	04/2025		12	NOK	139	1	0
	05/2025	CNH	117		$16	0	0
	05/2025		$1,077	JPY	161,526	4	0
	05/2025		450	NOK	4,723	0	(1)
	06/2025	PLN	573		$148	0	0
	06/2025		$2,797	BRL	16,264	17	0
	06/2025		382	PLN	1,476	0	(2)
	07/2025		16	CNH	116	0	0
GLM	04/2025	BRL	25,483		$4,533	75	(8)
	04/2025	IDR	3,887,511		235	2	0
	04/2025	TRY	345		9	0	0
	04/2025		$4,396	BRL	25,483	70	0
	04/2025		50	COP	210,437	0	0
	04/2025		797	IDR	13,108,722	0	(11)
	04/2025		464	KRW	680,748	0	(2)
	04/2025		8	TRY	300	0	0
	05/2025	CNH	94		$13	0	0
	05/2025	IDR	5,197,756		312	1	0
	06/2025	CNH	15,029		2,088	9	(1)
	06/2025	KRW	634,725		434	2	0
	06/2025	PLN	1,422		367	1	0
	06/2025		$836	PLN	3,230	0	(5)
	07/2025	TWD	18,710		$575	8	0
	10/2025	BRL	32,900		5,387	0	(132)
IND	04/2025	DKK	3,156		456	0	(1)
	05/2025		$456	DKK	3,150	1	0
JPM	04/2025	BRL	6,253		$1,080	0	(16)
	04/2025	CAD	144		100	0	0
	04/2025	IDR	790,321		48	0	0
	04/2025	ILS	2,437		669	14	0
	04/2025	JPY	49,941		331	0	(2)
	04/2025	MXN	3,168		154	0	(1)
	04/2025	PHP	2,900		50	0	0
	04/2025	TRY	6,311		166	2	(1)
	04/2025	TWD	58		2	0	0
	04/2025		$1,089	BRL	6,253	7	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

	04/2025		25	CLP	23,834	0	0
	04/2025		2,283	EUR	2,117	6	0
	04/2025		331	IDR	5,453,641	0	(4)
	04/2025		911	INR	79,413	16	0
	04/2025		445	JPY	66,327	0	(3)
	04/2025		22	KRW	32,167	0	0
	04/2025		2,860	PHP	164,552	14	(1)
	04/2025		121	SGD	162	0	(1)
	04/2025		241	TWD	7,908	0	(3)
	04/2025	ZAR	2,567		$141	1	0
	05/2025	CNH	532		73	0	0
	05/2025	EUR	2,117		2,287	0	(6)
	05/2025	IDR	875,493		53	0	0
	05/2025	TRY	4,952		123	0	(2)
	05/2025		$331	JPY	49,774	2	0
	05/2025		167	TRY	7,406	20	0
	06/2025	CNH	9,476		$1,298	0	(13)
	06/2025	MXN	50,667		2,455	4	0
	06/2025	PLN	2,046		528	2	(1)
	06/2025		$619	BRL	3,652	13	0
	06/2025		545	PLN	2,112	0	(2)
	07/2025	TWD	3,440		$106	1	0
	07/2025		$461	BRL	2,699	3	0
	07/2025		31	CNH	221	0	0
	07/2025		2	TWD	57	0	0
	08/2025	TWD	9,541		$293	3	0
	08/2025		$29	CNH	209	0	0
MBC	04/2025	AUD	267		$166	0	(1)
	04/2025	BRL	871		149	0	(4)
	04/2025	CHF	1,329		1,483	0	(19)
	04/2025	DKK	87		13	0	0
	04/2025	EUR	648		703	3	0
	04/2025	GBP	1,152		1,459	0	(29)
	04/2025	IDR	7,169,354		433	3	0
	04/2025	SEK	25,490		2,452	0	(84)
	04/2025	THB	2,124		62	0	0
	04/2025		$479	AUD	760	0	(4)
	04/2025		152	BRL	871	1	0
	04/2025		7,601	CHF	6,715	0	(11)
	04/2025		171	EUR	160	2	0
	04/2025		529	GBP	409	0	(1)
	04/2025		112	IDR	1,850,377	0	0
	04/2025		203	ILS	749	0	(2)
	04/2025		147	INR	12,713	2	0
	04/2025		50	KRW	73,239	0	0
	04/2025		301	NZD	523	0	(4)
	04/2025		91	SEK	975	6	0
	04/2025		1,031	SGD	1,377	0	(6)
	04/2025		219	TWD	7,197	0	(3)
	04/2025		802	ZAR	14,684	0	(2)
	04/2025	ZAR	3,631		$199	1	0
	05/2025	CHF	6,691		7,601	11	0
	05/2025	CNH	311		43	0	0
	05/2025	IDR	482,762		29	0	0
	05/2025	THB	50,627		1,505	9	(1)
	05/2025		$70	CNH	508	0	0
	05/2025		13	DKK	87	0	0
	05/2025		568	EUR	525	1	0
	05/2025		621	GBP	480	0	(1)
	05/2025		859	THB	28,873	0	(5)
	06/2025	PLN	814		$211	1	0
	06/2025		$241	KRW	347,192	0	(5)
	07/2025	TWD	3,517		$108	1	0
	07/2025		$15	CNH	106	0	0
	08/2025	TWD	3,358		$103	1	0
	08/2025		$5,446	CNH	39,107	3	(17)
MYI	04/2025	AUD	1,382		$869	6	0
	04/2025	BRL	700		122	0	(1)
	04/2025	CAD	12,873		9,043	97	0
	04/2025	CZK	2,782		116	0	(5)
	04/2025	TWD	44,031		1,347	21	0
	04/2025		$120	BRL	700	3	0
	04/2025		25	CLP	23,833	0	0
	04/2025		368	CZK	8,801	13	0
	04/2025		184	DKK	1,318	7	0
	04/2025		11	IDR	187,225	0	0
	04/2025		431	SGD	578	0	(2)
	04/2025	ZAR	2,399		$131	1	0
	05/2025	CAD	210		147	1	0
	05/2025	IDR	563,088		34	0	0
	06/2025	CNH	501		69	0	0
	06/2025	PLN	468		119	0	(1)
	10/2025	BRL	700		115	0	(2)
NGF	06/2025	KRW	814,523		572	17	0

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

RBC	06/2025	COP	3,838,203	921	12	0
RYL	04/2025	CLP	46,639	50	1	0
04/2025	SEK	9,670	951	0	(12)
SCX	04/2025	BRL	15,573	2,712	0	(17)
04/2025	JPY	13,086	87	0	0
04/2025	TWD	1,623	49	1	0
04/2025	$2,664	BRL	15,573	65	0
04/2025	1,177	EUR	1,130	45	0
04/2025	837	IDR	13,689,643	0	(16)
04/2025	22	KRW	32,132	0	0
04/2025	66	TWD	2,174	0	(1)
05/2025	IDR	188,514	$11	0	0
05/2025	$146	CNH	1,054	0	(1)
05/2025	106	JPY	15,849	0	0
05/2025	296	THB	9,970	0	(1)
06/2025	BRL	15,771	$2,664	0	(64)
06/2025	CNH	365	50	0	0
08/2025	TWD	2,009	62	1	0
SSB	04/2025	CLP	194,670	210	5	0
04/2025	COP	508,476	122	1	0
04/2025	GBP	2,729	3,454	0	(71)
04/2025	INR	4,364	50	0	(1)
04/2025	KRW	72,679	50	1	0
04/2025	$4,489	GBP	3,472	0	(5)
05/2025	GBP	3,472	$4,489	5	0
UAG	04/2025	IDR	20,433,127	1,231	5	0
04/2025	$1,231	IDR	20,434,718	0	(5)
04/2025	408	JPY	60,768	0	(3)
04/2025	3	TRY	102	0	0
05/2025	IDR	727,125	$44	0	0
06/2025	PLN	108	28	0	0
08/2025	$400	TWD	12,968	0	(6)

Total Forward Foreign Currency Contracts	$1,492	$(1,275)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.427%	03/20/2045	30,000	$3,117	$3,163
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.427	03/20/2045	30,000	3,116	3,143

Total Purchased Options	$6,233	$6,306

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	5,600	$(255)	$(167)

Total Written Options	$(255)	$(167)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(3)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index	0.500%	Monthly	11/17/2059	$2,200	$(65)	$66	$1	$0
CMBX.NA.AAA.9 Index	0.500	Monthly	09/17/2058	10,890	(672)	677	5	0
MYC	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	9,600	(317)	324	7	0
SAL	CMBX.NA.AAA.12 Index	0.500	Monthly	08/17/2061	1,600	(4)	2	0	(2)
UAG	CMBX.NA.AAA.10 Index	0.500	Monthly	11/17/2059	3,800	(110)	113	3	0

$(1,168)	$1,182	$16	$(2)

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	3-Month MYR-KLIBOR(2)	3.500%	Quarterly	09/17/2030	MYR	4,740	$0	$(1)	$0	$(1)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(6)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Pay	MLPIPOWR Index	26,907	113.280%	Monthly	03/04/2026	$3,048	$0	$10	$10	$0
BRC	Receive	BCPMXWO Index	1,536,273	5.080% (FEDL01 plus a specified spread)	Monthly	10/01/2025	169,422	0	(146)	0	(146)
MYI	Receive	DWRTFT Index	143	4.770% (FEDL01 plus a specified spread)	Monthly	05/07/2025	1,964	0	(7)	0	(7)
Receive	DWRTFT Index	73	4.920% (FEDL01 plus a specified spread)	Monthly	06/11/2025	1,003	0	(4)	0	(4)

$0	$(147)	$10	$(157)

Total Swap Agreements	$(1,168)	$1,034	$26	$(160)

(j)

Securities with an aggregate market value of $4,667 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$44	$0	$44
Industrials	0	843	0	843
U.S. Government Agencies	0	58,750	0	58,750
U.S. Treasury Obligations	0	15,795	0	15,795
Non-Agency Mortgage-Backed Securities	0	7,296	0	7,296
Asset-Backed Securities
Automobile Sequential	0	4,765	0	4,765
Home Equity Other	0	8,579	0	8,579
Home Equity Sequential	0	5,969	0	5,969
Manufacturing House ABS Other	0	459	0	459
Whole Loan Collateral	0	2,077	0	2,077
Other ABS	0	6,827	0	6,827
Sovereign Issues	0	26,810	0	26,810
Common Stocks
Information Technology	5,446	0	0	5,446
Utilities	2,704	0	0	2,704
Short-Term Instruments
Commercial Paper	0	598	0	598
U.S. Treasury Bills	0	2,678	0	2,678

$8,150	$141,490	$0	$149,640

Consolidated Schedule of Investments PIMCO Global Managed Asset Allocation Portfolio (Cont.)	March 31, 2025 (Unaudited)

Investments in Affiliates, at Value
Mutual Funds	125,317	0	0	125,317
Short-Term Instruments
Central Funds Used for Cash Management Purposes	60,883	0	0	60,883

	$186,200	$0	$0	$186,200

Total Investments	$194,350	$141,490	$0	$335,840

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(13,061)	$0	$(13,061)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	198	688	0	886
Over the counter	0	7,824	0	7,824

	$198	$8,512	$0	$8,710
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(372)	(779)	0	(1,151)
Over the counter	0	(1,602)	0	(1,602)

	$(372)	$(2,381)	$0	$(2,753)

Total Financial Derivative Instruments	$(174)	$6,131	$0	$5,957

Totals	$194,176	$134,560	$0	$328,736

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

The Commodity Subsidiary, a Cayman Islands exempted company, was incorporated on July 21, 2006, as a wholly owned subsidiary acting as an investment vehicle for the Portfolio in order to effect certain investments for the Portfolio consistent with the Portfolio’s investment objectives and policies as specified in its prospectus and statement of additional information. The Portfolio’s investment portfolio has been consolidated and includes the portfolio holdings of the Portfolio and the Commodity Subsidiary. The consolidated financial statements include the accounts of the Portfolio and the Commodity Subsidiary. All inter-company transactions and balances have been eliminated. A subscription agreement was entered into between the Portfolio and the Commodity Subsidiary, comprising the entire issued share capital of the Commodity Subsidiary, with the intent that the Portfolio will remain the sole shareholder and retain all rights. Under the Memorandum and Articles of Association, shares issued by the Commodity Subsidiary confer upon a shareholder the right to receive notice of, to attend and to vote at general meetings of the Commodity Subsidiary and shall confer upon the shareholder rights in a winding-up or repayment of capital and the right to participate in the profits or assets of the Commodity Subsidiary. The net assets of the Commodity Subsidiary as of period end represented 0.4% of the Portfolio’s consolidated net assets.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the

Notes to Financial Statements (Cont.)

value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a

Notes to Financial Statements (Cont.)

quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

3. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

One of the requirements for favorable tax treatment as a regulated investment company under the Code is that the Portfolio derive at least 90% of its gross income from certain qualifying sources of income. The IRS has issued a revenue ruling which holds that income derived from commodity index-linked derivatives, if earned directly by the Portfolio, is not qualifying income under Subchapter M of the Code. As such, the Portfolio’s ability to utilize direct investments in commodity-linked swaps as part of its investment strategy is limited to a maximum of 10% of its gross income. However, in a subsequent revenue ruling, the IRS provides that income from alternative investment instruments (such as certain commodity index-linked notes) that create commodity exposure may be considered qualifying income under the Code. The IRS has issued private letter rulings in which the IRS specifically concluded that income derived from an investment in a subsidiary that provides commodity-linked exposure through its investments will constitute qualifying income.

The Portfolio will continue to seek to gain exposure to the commodity markets primarily through investments in the Commodity Subsidiary and perhaps through commodity-linked notes. The Commodity Subsidiary will be treated as a controlled foreign corporation. As a result, the Portfolio with the Commodity Subsidiary will be required to include in gross income for U.S. federal income tax purposes all of the Commodity Subsidiary’s “subpart F income,” whether or not such income is distributed by the Commodity Subsidiary. It is expected that all of the Commodity Subsidiary’s income and realized gains and mark-to-market gains will be “subpart F income.” The Portfolio’s recognition of the Commodity Subsidiary’s “subpart F income” will increase the Portfolio’s tax basis in the Commodity Subsidiary. Distributions by the Commodity Subsidiary to the Portfolio will be tax-free, to the extent of its previously undistributed “subpart F income,” and will correspondingly reduce the Portfolio’s tax basis in the Commodity Subsidiary. “Subpart F income” is generally treated by the Portfolio as ordinary income, regardless of the character of the Commodity Subsidiary’s underlying income or gains.

If a net loss is realized by the Commodity Subsidiary, such loss is not generally available to offset the income earned by the Commodity Subsidiary’s parent Portfolio, and such loss cannot be carried forward to offset taxable income of the parent Portfolio or the Commodity Subsidiary in future periods.

Under IRS regulations, income derived from a controlled foreign corporation will be considered qualifying income if distributed to the Portfolio or if the Portfolio’s income from in the subsidiary is derived with respect to the Portfolio’s business of investing in securities. A subsidiary may pay such a distribution at any time. An IRS revenue procedure states that the IRS will not in the future issue private letter rulings that would require a determination of whether an asset (such as a commodity index-linked note) is a “security” under the Act.

There can be no assurance that the IRS will not change its position with respect to some or all of these conclusions or that future legislation will not adversely impact the tax treatment of the Portfolio’s commodity-linked investments. If the IRS were to change or reverse its position, or if future legislation adversely affected the tax treatment of the Portfolio’s commodity-linked investments, there would likely be a significant adverse impact on the Portfolio, including the possibility of failing to qualify as a regulated investment company. If the Portfolio did not qualify as a regulated investment company for any taxable year, its taxable income would be subject to tax at the Portfolio level at regular corporate tax rates (without reduction for distributions to shareholders) and to a further tax at the shareholder level when such income is distributed. Furthermore, the tax treatment of the Portfolio’s investments in its Subsidiary may otherwise be adversely affected by future legislation, court decisions, Treasury Regulations and/or guidance issued by the IRS. Such developments could affect the character, timing and/or amount of the Portfolio’s taxable income or any distributions made by the Portfolio or result in the inability of the Portfolio to operate as described in this Prospectus.

4. INVESTMENTS IN AFFILIATES

The Portfolio invests under normal circumstances in Acquired Funds which are considered to be affiliated with the Portfolio. The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to

Notes to Financial Statements (Cont.)

be affiliated with the Portfolio. A copy of each Acquired Fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, and a copy of each affiliate fund’s shareholder report is available on the Portfolios’ website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Underlying PIMCO Funds	Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
PIMCO Income Fund	$30,366	$479	$0	$0	$521	$31,366	$483	$0
PIMCO Short Asset Portfolio	52,052	634	0	0	(22)	52,664	641	0
PIMCO Short-Term Floating NAV Portfolio III	13,960	35,466	(41,200)	(4)	(3)	8,219	168	0
PIMCO Total Return Fund	90,768	1,037	0	0	2,146	93,951	1,047	0
Totals	$187,146	$37,616	$(41,200)	$(4)	$2,642	$186,200	$2,339	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund, unless otherwise advised on IRS Form 1099-DIV.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HKD	Hong Kong Dollar	PEN	Peruvian New Sol
CAD	Canadian Dollar	HUF	Hungarian Forint	PHP	Philippine Peso
CHF	Swiss Franc	IDR	Indonesian Rupiah	PLN	Polish Zloty
CLP	Chilean Peso	ILS	Israeli Shekel	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	INR	Indian Rupee	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	JPY	Japanese Yen	THB	Thai Baht
COP	Colombian Peso	KRW	South Korean Won	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EUR	Euro	NOK	Norwegian Krone	ZAR	South African Rand

Exchange Abbreviations:
FTSE	Financial Times Stock Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BCPMXWO	Barclays Custom Equity Index	CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	SIBCSORA	Singapore Overnight Rate Average
BOBL	Bundesobligation, the German word for federal government bond	DWRTFT	Dow Jones Wilshire REIT Total Return Index	SOFR	Secured Overnight Financing Rate
BRENT	Brent Crude	FEDL01	Federal funds effective rate	SONIO	Sterling Overnight Interbank Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	IBR	Indicador Bancario de Referencia	SPI 200	Australian Equity Futures Index
CDX.IG	Credit Derivatives Index - Investment Grade	MLPIPOWR	Bank of America Custom Equity Index	THOR	Thai Overnight Baht Repurchase Rate
CMBX	Commercial Mortgage-Backed Index	MUTKCALM	Tokyo Overnight Average Rate	TOPIX	Tokyo Price Index
CNREPOFIX	China Fixing Repo Rates 7-Day	S&P 500	Standard & Poor's 500 Index

Other Abbreviations:
ABS	Asset-Backed Security	JIBAR	Johannesburg Interbank Agreed Rate	PIK	Payment-in-Kind
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	SP - ADR	Sponsored American Depositary Receipt
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced
CHILIBOR	Chile Interbank Offered Rate	MSCI	Morgan Stanley Capital International	TELBOR	Tel Aviv Inter-Bank Offered Rate
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"
DAC	Designated Activity Company	OIS	Overnight Index Swap	WIBOR	Warsaw Interbank Offered Rate
EURIBOR	Euro Interbank Offered Rate	oz.	Ounce	WTI	West Texas Intermediate

Schedule of Investments PIMCO High Yield Portfolio	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 92.0% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 6.2%
Alliant Holdings Intermediate LLC 7.069% due 09/19/2031	$1,130	$1,124
American Airlines, Inc. 9.305% due 04/20/2028	975	996
Boost Newco Borrower LLC 6.299% due 01/31/2031	790	786
Boxer Parent Co., Inc. 7.291% due 07/30/2031	1,188	1,169
Caesars Entertainment, Inc.
6.563% due 02/06/2030	907	903
6.563% due 02/06/2031	993	988
Carnival Corp. 6.325% due 08/08/2027	140	140
Clydesdale Acquisition Holdings, Inc.
TBD% due 03/26/2032	1,695	1,688
TBD% due 03/26/2032 µ	30	30
Covanta Holding Corp.
6.814% due 11/30/2028	67	67
6.814% due 11/30/2028 ~	1,221	1,221
Delta Topco, Inc. 7.069% due 11/30/2029	496	491
Fertitta Entertainment LLC 7.825% due 01/27/2029 ~	372	367
GFL Environmental, Inc. 6.819% due 02/04/2032	200	199
IRB Holding Corp. 6.825% due 12/15/2027	1,379	1,372
Jane Street Group LLC 6.313% due 12/15/2031 ~	274	271
Johnstone Supply LLC 6.822% due 06/09/2031	100	99
Marriott Ownership Resorts, Inc. 6.575% due 04/01/2031 ~	868	868
Modena Buyer LLC 8.791% due 07/01/2031 ~	772	749
Motion Finco SARL 7.799% due 11/12/2029	398	383
Olympus Water U.S. Holding Corp. 7.299% due 06/20/2031	1,099	1,084
Softbank Vision Fund II 6.000% due 12/23/2025 •	1,322	1,310
TIH Insurance Holdings LLC 7.049% due 05/06/2031 ~	299	297
TransDigm, Inc.
6.799% due 02/28/2031	1,287	1,281
7.049% due 03/22/2030	3,069	3,068
Trident TPI Holdings, Inc. 8.049% due 09/15/2028 ~	2,529	2,449
U.S. Renal Care, Inc. 9.439% due 06/20/2028 ~	1,673	1,565
UKG, Inc. 7.300% due 02/10/2031 ~	1,191	1,190
USI, Inc. 6.549% due 09/29/2030	394	391
Virgin Media Bristol LLC 7.684% due 01/31/2029 ~	1,547	1,519
WCG Intermediate Corp. 7.325% due 02/25/2032	955	947
X Corp. 10.949% due 10/26/2029 ~	2,125	2,114

Total Loan Participations and Assignments (Cost $31,108)		31,126

CORPORATE BONDS & NOTES 82.3%
BANKING & FINANCE 12.6%
Alliant Holdings Intermediate LLC 6.500% due 10/01/2031	750	737
AmWINS Group, Inc. 6.375% due 02/15/2029	825	832
Apollo Commercial Real Estate Finance, Inc. 4.625% due 06/15/2029	1,000	908

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2025 (Unaudited)

Armor RE Ltd. 12.792% due 01/07/2032 •		250	254
Baldwin Insurance Group Holdings LLC 7.125% due 05/15/2031		1,075	1,090
Boost Newco Borrower LLC 7.500% due 01/15/2031		1,075	1,120
Brandywine Operating Partnership LP 8.875% due 04/12/2029		250	262
Burford Capital Global Finance LLC 9.250% due 07/01/2031		2,000	2,110
Cape Lookout Re Ltd. 11.192% due 03/13/2032 •		250	250
Coinbase Global, Inc. 3.375% due 10/01/2028		537	485
Credit Acceptance Corp. 9.250% due 12/15/2028		425	450
CTR Partnership LP 3.875% due 06/30/2028		600	563
Encore Capital Group, Inc. 8.500% due 05/15/2030		2,250	2,322
Everglades Re Ltd. 15.792% due 05/13/2031 •		250	264
Fortress Transportation & Infrastructure Investors LLC
5.500% due 05/01/2028		1,600	1,570
7.000% due 05/01/2031		700	712
Freedom Mortgage Corp.
6.625% due 01/15/2027		450	448
12.000% due 10/01/2028		2,625	2,822
Freedom Mortgage Holdings LLC 8.375% due 04/01/2032		725	709
GGAM Finance Ltd. 8.000% due 02/15/2027		250	256
GN Bondco LLC 9.500% due 10/15/2031		2,025	2,028
Greystar Real Estate Partners LLC 7.750% due 09/01/2030		400	418
Howard Hughes Corp. 4.125% due 02/01/2029		275	251
HUB International Ltd. 7.250% due 06/15/2030		925	953
Hudson Pacific Properties LP 3.250% due 01/15/2030		200	138
Icahn Enterprises LP
6.250% due 05/15/2026		15	15
9.000% due 06/15/2030		550	521
Intesa Sanpaolo SpA
5.710% due 01/15/2026		1,000	1,003
7.700% due 09/17/2025 •(e)(f)		1,000	1,001
Iron Mountain Information Management Services, Inc. 5.000% due 07/15/2032		2,225	2,058
Iron Mountain, Inc.
4.500% due 02/15/2031		500	459
5.250% due 07/15/2030		525	504
Jane Street Group 7.125% due 04/30/2031		2,975	3,058
Jefferson Capital Holdings LLC 9.500% due 02/15/2029		1,300	1,385
Ladder Capital Finance Holdings LLLP 7.000% due 07/15/2031		250	257
LFS Topco LLC 5.875% due 10/15/2026		1,000	979
MMIFS Re Ltd. 5.783% due 01/10/2033 ~	CAD	250	173
MPT Operating Partnership LP 8.500% due 02/15/2032		$350	357
Nationstar Mortgage Holdings, Inc.
5.125% due 12/15/2030		1,275	1,278
5.500% due 08/15/2028		1,725	1,712
Navient Corp.
4.875% due 03/15/2028		400	382
6.750% due 06/15/2026		1,600	1,613
Newmark Group, Inc. 7.500% due 01/12/2029		2,825	2,965
Nissan Motor Acceptance Co. LLC
2.000% due 03/09/2026		125	120
7.050% due 09/15/2028		150	156
OneMain Finance Corp.
3.500% due 01/15/2027		900	863
3.875% due 09/15/2028		225	208
6.625% due 01/15/2028		1,850	1,865
6.625% due 05/15/2029		1,100	1,103
7.125% due 11/15/2031		895	901
Orange Capital RE DAC 8.678% due 01/17/2029 ~	EUR	250	272
Oxford Finance LLC 6.375% due 02/01/2027		$900	892

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2025 (Unaudited)

Panther Escrow Issuer LLC 7.125% due 06/01/2031		1,975	2,014
Park Intermediate Holdings LLC 4.875% due 05/15/2029		900	841
Pebblebrook Hotel LP 6.375% due 10/15/2029		275	272
PennyMac Financial Services, Inc.
4.250% due 02/15/2029		1,500	1,402
7.125% due 11/15/2030		850	864
PRA Group, Inc. 8.875% due 01/31/2030		400	418
Quercus Re DAC 10.606% due 01/06/2031 ~	EUR	250	281
Rfna LP 7.875% due 02/15/2030		$75	74
RHP Hotel Properties LP
4.500% due 02/15/2029		1,000	947
4.750% due 10/15/2027		350	342
RLJ Lodging Trust LP
3.750% due 07/01/2026		500	489
4.000% due 09/15/2029		1,100	988
Rocket Mortgage LLC 4.000% due 10/15/2033		600	515
SLM Corp. 3.125% due 11/02/2026		1,900	1,837
Starwood Property Trust, Inc. 6.500% due 07/01/2030		375	376
Torrey Pines Re Ltd.
10.282% due 06/07/2032 •		250	261
11.532% due 06/07/2027 •		250	263
UniCredit SpA
5.459% due 06/30/2035 •		400	393
7.296% due 04/02/2034 •		700	739
Vornado Realty LP 3.400% due 06/01/2031		800	678
Windmill Re DAC 7.986% due 07/05/2028 ~	EUR	250	275
Winston RE Ltd. 10.792% due 02/21/2028 ~		$250	250
XHR LP 6.625% due 05/15/2030		150	147

			62,718

INDUSTRIALS 66.3%
AAR Escrow Issuer LLC 6.750% due 03/15/2029		300	305
Acadia Healthcare Co., Inc.
5.000% due 04/15/2029		125	118
5.500% due 07/01/2028		300	292
7.375% due 03/15/2033		900	900
ADT Security Corp. 4.875% due 07/15/2032		325	304
Advantage Sales & Marketing, Inc. 6.500% due 11/15/2028		850	745
Air Canada 3.875% due 08/15/2026		900	881
Albertsons Cos., Inc. 4.875% due 02/15/2030		300	287
Albion Financing SARL 6.125% due 10/15/2026		750	750
Allison Transmission, Inc. 3.750% due 01/30/2031		1,475	1,313
Altice France SA 8.125% due 02/01/2027		650	582
Amber Finco PLC 6.625% due 07/15/2029	EUR	100	112
AMC Networks, Inc. 4.250% due 02/15/2029		$1,350	1,015
Amer Sports Co. 6.750% due 02/16/2031		1,300	1,332
American Airlines, Inc.
5.500% due 04/20/2026		42	42
5.750% due 04/20/2029		2,150	2,106
American Builders & Contractors Supply Co., Inc.
3.875% due 11/15/2029		550	505
4.000% due 01/15/2028		2,000	1,914
ams-OSRAM AG 12.250% due 03/30/2029		625	643
Amsted Industries, Inc. 4.625% due 05/15/2030		575	537
ANGI Group LLC 3.875% due 08/15/2028		625	568
Apache Corp. 4.875% due 11/15/2027		775	778

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2025 (Unaudited)

APi Group DE, Inc.
4.125% due 07/15/2029		800	742
4.750% due 10/15/2029		235	220
Arcosa, Inc. 6.875% due 08/15/2032		227	230
Ardagh Metal Packaging Finance USA LLC 3.250% due 09/01/2028		550	493
Aris Water Holdings LLC 7.250% due 04/01/2030		375	380
Ascent Resources Utica Holdings LLC
5.875% due 06/30/2029		900	879
6.625% due 10/15/2032		600	598
Aston Martin Capital Holdings Ltd. 10.000% due 03/31/2029		1,800	1,629
Avantor Funding, Inc. 4.625% due 07/15/2028		1,750	1,688
Axalta Coating Systems LLC
3.375% due 02/15/2029		900	824
4.750% due 06/15/2027		700	689
Axon Enterprise, Inc.
6.125% due 03/15/2030		500	506
6.250% due 03/15/2033		150	152
B&G Foods, Inc. 8.000% due 09/15/2028		575	578
B.C. Ltd. 10.000% due 04/15/2032 (a)		975	970
B.C. Unlimited Liability Co.
3.500% due 02/15/2029		325	301
4.000% due 10/15/2030		5,150	4,665
Ball Corp. 2.875% due 08/15/2030		2,250	1,963
Bausch & Lomb Corp. 8.375% due 10/01/2028		1,075	1,117
Bausch Health Cos., Inc.
4.875% due 06/01/2028		575	465
5.500% due 11/01/2025		25	25
5.750% due 08/15/2027 (g)		1,150	1,149
6.125% due 02/01/2027		50	51
11.000% due 09/30/2028		300	286
BCP Modular Services Finance PLC 4.750% due 11/30/2028	EUR	1,400	1,470
BCPE Empire Holdings, Inc. 7.625% due 05/01/2027		$1,472	1,449
Beacon Roofing Supply, Inc.
4.125% due 05/15/2029		875	881
6.500% due 08/01/2030		275	290
BellRing Brands, Inc. 7.000% due 03/15/2030		375	388
Berry Global, Inc. 4.500% due 02/15/2026		594	591
Block, Inc.
2.750% due 06/01/2026		300	291
3.500% due 06/01/2031		325	286
Boyd Gaming Corp. 4.750% due 06/15/2031		625	577
Boyne USA, Inc. 4.750% due 05/15/2029		375	353
Builders FirstSource, Inc.
4.250% due 02/01/2032		1,650	1,477
5.000% due 03/01/2030		1,225	1,172
Cablevision Lightpath LLC 3.875% due 09/15/2027		750	713
Capstone Borrower, Inc. 8.000% due 06/15/2030		100	103
Carnival Corp.
4.000% due 08/01/2028		2,625	2,513
5.750% due 03/15/2030		1,350	1,346
6.125% due 02/15/2033		1,300	1,282
CCO Holdings LLC
4.750% due 03/01/2030		1,800	1,671
5.375% due 06/01/2029		7,400	7,167
Celanese U.S. Holdings LLC 6.629% due 07/15/2032		550	565
Central Parent LLC 8.000% due 06/15/2029		725	637
Cerdia Finanz GmbH 9.375% due 10/03/2031		1,100	1,128
Charles River Laboratories International, Inc. 3.750% due 03/15/2029		1,000	921
Charter Communications Operating LLC 6.100% due 06/01/2029		1,550	1,601
Cheplapharm Arzneimittel GmbH 5.500% due 01/15/2028		1,000	896
Chord Energy Corp. 6.750% due 03/15/2033		1,375	1,369

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2025 (Unaudited)

Churchill Downs, Inc. 4.750% due 01/15/2028	1,700	1,653
Citgo Petroleum Corp. 8.375% due 01/15/2029	1,125	1,146
Civitas Resources, Inc. 8.625% due 11/01/2030	1,000	1,033
Clarios Global LP 6.750% due 02/15/2030	300	303
Clarivate Science Holdings Corp.
3.875% due 07/01/2028	800	743
4.875% due 07/01/2029	925	826
Clean Harbors, Inc. 4.875% due 07/15/2027	450	444
Clear Channel Outdoor Holdings, Inc. 7.875% due 04/01/2030	300	294
Cloud Software Group, Inc. 6.500% due 03/31/2029	1,400	1,362
Clydesdale Acquisition Holdings, Inc.
6.750% due 04/15/2032 (a)	1,875	1,889
6.875% due 01/15/2030	475	479
Cogent Communications Group, Inc. 7.000% due 06/15/2027	1,575	1,588
CommScope Technologies LLC 5.000% due 03/15/2027	1,500	1,349
Community Health Systems, Inc.
4.750% due 02/15/2031	1,550	1,227
5.250% due 05/15/2030	575	475
6.000% due 01/15/2029	475	423
6.875% due 04/15/2029	750	487
8.000% due 12/15/2027	1,600	1,585
Consolidated Communications, Inc. 5.000% due 10/01/2028	250	235
CoreLogic, Inc. 4.500% due 05/01/2028	350	326
CQP Holdco LP 5.500% due 06/15/2031	1,200	1,152
Crocs, Inc. 4.250% due 03/15/2029	275	256
Crowdstrike Holdings, Inc. 3.000% due 02/15/2029	1,625	1,497
Crown Americas LLC 4.250% due 09/30/2026	1,000	981
DaVita, Inc.
3.750% due 02/15/2031	600	523
4.625% due 06/01/2030	525	484
6.875% due 09/01/2032	950	956
Dcli Bidco LLC 7.750% due 11/15/2029	950	979
Deluxe Corp.
8.000% due 06/01/2029	525	479
8.125% due 09/15/2029	100	101
Diamond Foreign Asset Co. 8.500% due 10/01/2030	1,110	1,139
DirecTV Financing LLC
5.875% due 08/15/2027	1,900	1,843
8.875% due 02/01/2030	225	215
DT Midstream, Inc. 4.375% due 06/15/2031	650	598
Dye & Durham Ltd. 8.625% due 04/15/2029	400	413
Elanco Animal Health, Inc. 6.650% due 08/28/2028	325	330
Element Solutions, Inc. 3.875% due 09/01/2028	750	707
Ellucian Holdings, Inc. 6.500% due 12/01/2029	575	567
EMRLD Borrower LP 6.625% due 12/15/2030	1,150	1,152
Endo Finance Holdings, Inc. 8.500% due 04/15/2031	200	209
Enerflex Ltd. 9.000% due 10/15/2027	270	277
EQM Midstream Partners LP
4.500% due 01/15/2029	763	740
4.750% due 01/15/2031	1,000	962
6.500% due 07/01/2027	575	591
Fair Isaac Corp. 4.000% due 06/15/2028	700	666
Fertitta Entertainment LLC 4.625% due 01/15/2029	1,305	1,203
First Student Bidco, Inc. 4.000% due 07/31/2029	450	413
Frontier Communications Holdings LLC
5.000% due 05/01/2028	725	716
5.875% due 10/15/2027	525	525
8.625% due 03/15/2031	375	400

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2025 (Unaudited)

8.750% due 05/15/2030	550	580
Gap, Inc. 3.875% due 10/01/2031	2,200	1,900
Garda World Security Corp. 7.750% due 02/15/2028	700	718
Genesee & Wyoming, Inc. 6.250% due 04/15/2032	500	500
GFL Environmental, Inc.
3.500% due 09/01/2028	1,625	1,537
6.750% due 01/15/2031	700	722
Global Medical Response, Inc. 10.000% due 10/31/2028	1,310	1,311
Go Daddy Operating Co. LLC 3.500% due 03/01/2029	1,250	1,159
Goat Holdco LLC 6.750% due 02/01/2032	900	882
goeasy Ltd.
6.875% due 05/15/2030	500	490
7.625% due 07/01/2029	600	601
9.250% due 12/01/2028	1,950	2,049
GrafTech Global Enterprises, Inc. 9.875% due 12/23/2029	300	237
Graphic Packaging International LLC
3.500% due 03/15/2028	750	709
3.750% due 02/01/2030	1,150	1,052
Gray Television, Inc.
4.750% due 10/15/2030	1,925	1,223
5.375% due 11/15/2031	600	375
7.000% due 05/15/2027	400	393
10.500% due 07/15/2029	525	547
Griffon Corp. 5.750% due 03/01/2028	925	906
Gulfport Energy Corp. 6.750% due 09/01/2029	350	355
GYP Holdings Corp. 4.625% due 05/01/2029	1,200	1,124
HealthEquity, Inc. 4.500% due 10/01/2029	1,775	1,666
Hilton Domestic Operating Co., Inc.
3.625% due 02/15/2032	2,500	2,193
3.750% due 05/01/2029	625	583
4.000% due 05/01/2031	1,000	906
4.875% due 01/15/2030	200	194
Hilton Grand Vacations Borrower LLC 4.875% due 07/01/2031	25	22
Hologic, Inc. 3.250% due 02/15/2029	2,050	1,893
Howard Midstream Energy Partners LLC 8.875% due 07/15/2028	1,650	1,722
Imola Merger Corp. 4.750% due 05/15/2029	2,300	2,186
Ingevity Corp. 3.875% due 11/01/2028	625	584
Intelligent Packaging Ltd. Finco, Inc. 6.000% due 09/15/2028	250	243
Jazz Securities DAC 4.375% due 01/15/2029	500	475
JELD-WEN, Inc. 7.000% due 09/01/2032	775	688
JetBlue Airways Corp. 9.875% due 09/20/2031	1,575	1,556
KBR, Inc. 4.750% due 09/30/2028	1,275	1,214
Kodiak Gas Services LLC 7.250% due 02/15/2029	575	587
Kraken Oil & Gas Partners LLC 7.625% due 08/15/2029	1,250	1,222
Lamar Media Corp.
3.625% due 01/15/2031	775	693
3.750% due 02/15/2028	1,000	952
Lamb Weston Holdings, Inc. 4.375% due 01/31/2032	300	274
Level 3 Financing, Inc.
10.500% due 04/15/2029	1,775	1,961
11.000% due 11/15/2029	86	96
Life Time, Inc. 6.000% due 11/15/2031	675	670
LifePoint Health, Inc.
8.375% due 02/15/2032	975	983
11.000% due 10/15/2030	1,260	1,371
Live Nation Entertainment, Inc. 3.750% due 01/15/2028	1,725	1,646
Magnolia Oil & Gas Operating LLC 6.875% due 12/01/2032	800	799
Marriott Ownership Resorts, Inc. 4.750% due 01/15/2028	200	191

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2025 (Unaudited)

Masterbrand, Inc. 7.000% due 07/15/2032	150	150
Matador Resources Co.
6.250% due 04/15/2033	1,350	1,320
6.500% due 04/15/2032	825	818
Match Group Holdings LLC
3.625% due 10/01/2031	750	647
5.000% due 12/15/2027	350	343
Mauser Packaging Solutions Holding Co. 7.875% due 04/15/2027	975	957
Medline Borrower LP
3.875% due 04/01/2029	2,900	2,713
6.250% due 04/01/2029	1,025	1,039
MEG Energy Corp. 5.875% due 02/01/2029	725	714
MGM China Holdings Ltd. 4.750% due 02/01/2027	1,050	1,030
MGM Resorts International 5.500% due 04/15/2027	227	225
Midwest Gaming Borrower LLC 4.875% due 05/01/2029	950	892
Mineral Resources Ltd.
8.000% due 11/01/2027	1,300	1,286
8.125% due 05/01/2027	300	297
9.250% due 10/01/2028	650	651
Miter Brands Acquisition Holdco, Inc. 6.750% due 04/01/2032	150	149
Molina Healthcare, Inc.
3.875% due 11/15/2030	650	582
3.875% due 05/15/2032	1,450	1,274
4.375% due 06/15/2028	925	882
Motion Finco SARL 8.375% due 02/15/2032	275	268
Murphy Oil USA, Inc. 3.750% due 02/15/2031	2,150	1,912
NCL Corp. Ltd.
5.875% due 03/15/2026	99	99
5.875% due 02/15/2027	1,300	1,299
8.125% due 01/15/2029	500	526
NCR Atleos Corp. 9.500% due 04/01/2029	925	1,004
NCR Voyix Corp.
5.125% due 04/15/2029	375	358
5.250% due 10/01/2030	600	580
Neptune Bidco U.S., Inc. 9.290% due 04/15/2029	675	586
Newfold Digital Holdings Group, Inc. 11.750% due 10/15/2028 «	650	533
Nexstar Media, Inc. 5.625% due 07/15/2027	1,125	1,109
NextEra Energy Operating Partners LP 4.500% due 09/15/2027	425	396
NFE Financing LLC 12.000% due 11/15/2029	641	541
Nissan Motor Co. Ltd. 4.810% due 09/17/2030	1,250	1,188
Noble Finance LLC 8.000% due 04/15/2030	3,050	3,050
Northriver Midstream Finance LP 6.750% due 07/15/2032	875	884
Novelis Corp.
3.875% due 08/15/2031	700	609
4.750% due 01/30/2030	1,475	1,377
NuStar Logistics LP 6.375% due 10/01/2030	125	126
Olin Corp. 6.625% due 04/01/2033	1,200	1,167
Olympus Water U.S. Holding Corp. 4.250% due 10/01/2028	1,475	1,364
ON Semiconductor Corp. 3.875% due 09/01/2028	1,575	1,476
Open Text Corp. 3.875% due 02/15/2028	1,550	1,461
Open Text Holdings, Inc. 4.125% due 02/15/2030	275	251
Option Care Health, Inc. 4.375% due 10/31/2029	1,275	1,191
Organon & Co.
4.125% due 04/30/2028	3,175	2,970
6.750% due 05/15/2034	800	786
Pactiv Evergreen Group Issuer, Inc. 4.000% due 10/15/2027	1,075	1,086
Parkland Corp. 5.875% due 07/15/2027	750	748
Performance Food Group, Inc.
4.250% due 08/01/2029	825	773

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2025 (Unaudited)

6.125% due 09/15/2032	400	398
Permian Resources Operating LLC
5.875% due 07/01/2029	200	198
6.250% due 02/01/2033	1,115	1,111
8.000% due 04/15/2027	100	102
Perrigo Finance Unlimited Co. 4.900% due 06/15/2030	400	382
PetSmart, Inc. 4.750% due 02/15/2028	1,000	937
Post Holdings, Inc.
4.500% due 09/15/2031	950	861
6.250% due 10/15/2034	1,050	1,036
6.375% due 03/01/2033	300	296
Prestige Brands, Inc. 5.125% due 01/15/2028	1,000	984
Prime Healthcare Services, Inc. 9.375% due 09/01/2029	575	543
Prime Security Services Borrower LLC
3.375% due 08/31/2027	300	285
5.750% due 04/15/2026	630	630
6.250% due 01/15/2028	700	701
Primo Water Holdings, Inc. 4.375% due 04/30/2029	325	311
PTC, Inc. 4.000% due 02/15/2028	1,175	1,131
Quikrete Holdings, Inc.
6.375% due 03/01/2032	1,775	1,788
6.750% due 03/01/2033	425	423
Raising Cane's Restaurants LLC 9.375% due 05/01/2029	350	372
Rakuten Group, Inc. 8.125% due 12/15/2029 •(e)	225	223
Rand Parent LLC 8.500% due 02/15/2030	1,325	1,314
Raven Acquisition Holdings LLC 6.875% due 11/15/2031	1,025	998
Reworld Holding Corp. 5.000% due 09/01/2030	275	255
RingCentral, Inc. 8.500% due 08/15/2030	1,025	1,078
Ritchie Bros Holdings, Inc. 6.750% due 03/15/2028	1,100	1,125
Rivers Enterprise Borrower LLC 6.625% due 02/01/2033	75	74
ROBLOX Corp. 3.875% due 05/01/2030	1,175	1,070
Rockies Express Pipeline LLC
4.800% due 05/15/2030	500	470
6.750% due 03/15/2033	575	585
Roller Bearing Co. of America, Inc. 4.375% due 10/15/2029	750	705
Royal Caribbean Cruises Ltd.
4.250% due 07/01/2026	1,125	1,109
5.375% due 07/15/2027	1,400	1,395
5.500% due 04/01/2028	900	897
5.625% due 09/30/2031	900	884
6.000% due 02/01/2033	325	325
7.500% due 10/15/2027	1,750	1,834
Ryan Specialty LLC 5.875% due 08/01/2032	375	371
Sable International Finance Ltd. 7.125% due 10/15/2032	1,300	1,249
SCIH Salt Holdings, Inc. 4.875% due 05/01/2028	575	547
Seadrill Finance Ltd. 8.375% due 08/01/2030	2,650	2,651
Seagate HDD Cayman
4.091% due 06/01/2029	325	306
5.750% due 12/01/2034	600	583
8.250% due 12/15/2029	400	426
9.625% due 12/01/2032	1,389	1,564
Sealed Air Corp. 4.000% due 12/01/2027	500	482
Sensata Technologies, Inc.
3.750% due 02/15/2031	650	568
4.375% due 02/15/2030	800	740
Service Corp. International
3.375% due 08/15/2030	775	691
5.750% due 10/15/2032	425	418
Shift4 Payments LLC 6.750% due 08/15/2032	700	706
Simmons Foods, Inc. 4.625% due 03/01/2029	1,000	928
Sirius XM Radio, Inc. 5.000% due 08/01/2027	300	293

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2025 (Unaudited)

Sitio Royalties Operating Partnership LP 7.875% due 11/01/2028	650	669
SM Energy Co.
6.625% due 01/15/2027	200	200
6.750% due 08/01/2029	575	567
7.000% due 08/01/2032	725	712
Snap, Inc. 6.875% due 03/01/2033	375	375
Sotera Health Holdings LLC 7.375% due 06/01/2031	525	534
Specialty Building Products Holdings LLC 7.750% due 10/15/2029	150	139
Spectrum Brands, Inc. 3.875% due 03/15/2031	6	5
Speedway Motorsports LLC 4.875% due 11/01/2027	1,375	1,317
Spirit AeroSystems, Inc.
9.375% due 11/30/2029	1,000	1,068
9.750% due 11/15/2030	1,625	1,796
SS&C Technologies, Inc. 6.500% due 06/01/2032	650	658
Stagwell Global LLC 5.625% due 08/15/2029	975	930
Standard Industries, Inc.
3.375% due 01/15/2031	775	674
4.375% due 07/15/2030	625	577
4.750% due 01/15/2028	1,000	969
5.000% due 02/15/2027	500	493
Star Leasing Co. LLC 7.625% due 02/15/2030	375	361
Star Parent, Inc. 9.000% due 10/01/2030	400	395
Station Casinos LLC 4.625% due 12/01/2031	2,700	2,428
Stonepeak Nile Parent LLC 7.250% due 03/15/2032	350	357
Strathcona Resources Ltd. 6.875% due 08/01/2026	1,525	1,523
Sunoco LP
4.500% due 05/15/2029	950	901
6.250% due 07/01/2033	800	801
7.000% due 05/01/2029	400	410
TEGNA, Inc.
4.625% due 03/15/2028	1,025	974
5.000% due 09/15/2029	2,025	1,882
Teleflex, Inc. 4.250% due 06/01/2028	300	286
Tenet Healthcare Corp.
4.250% due 06/01/2029	1,225	1,155
4.375% due 01/15/2030	1,350	1,267
5.125% due 11/01/2027	350	345
6.125% due 06/15/2030	950	947
TGS ASA 8.500% due 01/15/2030	950	984
Thor Industries, Inc. 4.000% due 10/15/2029	1,750	1,578
TopBuild Corp.
3.625% due 03/15/2029	1,375	1,273
4.125% due 02/15/2032	775	690
TransDigm, Inc.
4.625% due 01/15/2029	1,825	1,734
6.875% due 12/15/2030	875	895
Transocean Aquila Ltd. 8.000% due 09/30/2028	489	499
Transocean, Inc. 8.750% due 02/15/2030	520	540
Travel & Leisure Co.
4.625% due 03/01/2030	675	631
6.625% due 07/31/2026	700	706
TriNet Group, Inc. 3.500% due 03/01/2029	775	703
Triumph Group, Inc. 9.000% due 03/15/2028	1,599	1,683
Twilio, Inc. 3.625% due 03/15/2029	1,325	1,230
U.S. Foods, Inc.
4.625% due 06/01/2030	2,250	2,139
4.750% due 02/15/2029	700	676
UKG, Inc. 6.875% due 02/01/2031	525	533
United Airlines, Inc. 4.375% due 04/15/2026	650	640
United Rentals North America, Inc.
3.750% due 01/15/2032	325	287
3.875% due 02/15/2031	1,050	954
4.000% due 07/15/2030	2,325	2,148

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2025 (Unaudited)

6.125% due 03/15/2034	1,600	1,603
Univision Communications, Inc.
4.500% due 05/01/2029	900	796
6.625% due 06/01/2027	750	744
8.000% due 08/15/2028	775	778
8.500% due 07/31/2031	775	758
USA Compression Partners LP 7.125% due 03/15/2029	700	712
Valaris Ltd. 8.375% due 04/30/2030	1,475	1,478
Vallourec SACA 7.500% due 04/15/2032	675	706
Valvoline, Inc. 3.625% due 06/15/2031	700	609
Venture Global Calcasieu Pass LLC
3.875% due 08/15/2029	3,700	3,428
3.875% due 11/01/2033	1,500	1,292
4.125% due 08/15/2031	500	455
Venture Global LNG, Inc.
7.000% due 01/15/2030	2,500	2,465
8.125% due 06/01/2028	1,400	1,431
8.375% due 06/01/2031	100	102
9.500% due 02/01/2029	100	107
9.875% due 02/01/2032	2,300	2,444
Veritiv Operating Co. 10.500% due 11/30/2030	150	159
Vertiv Group Corp. 4.125% due 11/15/2028	300	286
Viavi Solutions, Inc. 3.750% due 10/01/2029	650	595
Victra Holdings LLC 8.750% due 09/15/2029	125	129
Viking Cruises Ltd. 5.875% due 09/15/2027	1,250	1,244
Viper Energy Partners LP 5.375% due 11/01/2027	200	198
Viper Energy, Inc. 7.375% due 11/01/2031	200	209
Virgin Media Finance PLC 5.000% due 07/15/2030	50	43
Virgin Media Secured Finance PLC 5.500% due 05/15/2029	2,775	2,631
Vital Energy, Inc. 7.875% due 04/15/2032	5	5
VOC Escrow Ltd. 5.000% due 02/15/2028	1,300	1,269
Walgreens Boots Alliance, Inc. 8.125% due 08/15/2029	1,925	1,967
Waste Pro USA, Inc. 7.000% due 02/01/2033	325	327
Wayfair LLC
7.250% due 10/31/2029	500	480
7.750% due 09/15/2030	900	871
Weatherford International Ltd. 8.625% due 04/30/2030	950	965
WESCO Distribution, Inc. 6.375% due 03/15/2033	1,650	1,660
Western Digital Corp. 4.750% due 02/15/2026	275	274
WEX, Inc. 6.500% due 03/15/2033	100	99
Williams Scotsman, Inc.
6.625% due 06/15/2029	300	304
6.625% due 04/15/2030	150	152
7.375% due 10/01/2031	600	618
WR Grace Holdings LLC 4.875% due 06/15/2027	675	653
Wynn Las Vegas LLC 5.250% due 05/15/2027	1,700	1,683
Wynn Resorts Finance LLC
5.125% due 10/01/2029	875	840
6.250% due 03/15/2033	1,025	999
7.125% due 02/15/2031	25	26
Yum! Brands, Inc. 4.625% due 01/31/2032	3,150	2,942
Zayo Group Holdings, Inc. 4.000% due 03/01/2027	700	638
ZF North America Capital, Inc.
6.750% due 04/23/2030	700	666
6.875% due 04/23/2032	450	418
7.125% due 04/14/2030	600	578

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2025 (Unaudited)

ZoomInfo Technologies LLC 3.875% due 02/01/2029		1,050	964

			329,725

UTILITIES 3.4%
Aethon United BR LP 7.500% due 10/01/2029		725	738
Antero Midstream Partners LP 5.375% due 06/15/2029		900	880
Archrock Partners LP
6.250% due 04/01/2028		400	401
6.625% due 09/01/2032		325	327
Blue Racer Midstream LLC 6.625% due 07/15/2026		1,000	1,000
Calpine Corp.
3.750% due 03/01/2031		1,050	959
4.500% due 02/15/2028		1,100	1,067
Clearway Energy Operating LLC
3.750% due 02/15/2031		325	286
3.750% due 01/15/2032		900	772
4.750% due 03/15/2028		700	679
ContourGlobal Power Holdings SA 6.750% due 02/28/2030		1,050	1,056
Electricite de France SA 9.125% due 03/15/2033 •(e)		500	564
Embarq Corp. 7.995% due 06/01/2036		1,000	393
EUSHI Finance, Inc. 7.625% due 12/15/2054 ~		375	391
Frontier Florida LLC 6.860% due 02/01/2028		150	153
Genesis Energy LP
7.875% due 05/15/2032		775	781
8.000% due 01/15/2027		173	177
8.875% due 04/15/2030		150	156
Lightning Power LLC 7.250% due 08/15/2032		375	386
NRG Energy, Inc.
3.625% due 02/15/2031		375	332
5.750% due 07/15/2029		750	740
PBF Holding Co. LLC
6.000% due 02/15/2028		600	559
7.875% due 09/15/2030		200	175
TerraForm Power Operating LLC 5.000% due 01/31/2028		1,000	969
Vistra Operations Co. LLC
5.000% due 07/31/2027		1,000	985
5.625% due 02/15/2027		1,000	997
6.875% due 04/15/2032		800	816

			16,739

Total Corporate Bonds & Notes (Cost $412,380)			409,182

CONVERTIBLE BONDS & NOTES 0.2%
INDUSTRIALS 0.2%
ams-OSRAM AG 2.125% due 11/03/2027	EUR	900	843

Total Convertible Bonds & Notes (Cost $816)			843

MUNICIPAL BONDS & NOTES 0.0%
ARIZONA 0.0%
Maricopa County, Arizona Industrial Development Authority Revenue Notes, Series 2024 7.375% due 10/01/2029		$100	103

Total Municipal Bonds & Notes (Cost $100)			103

U.S. TREASURY OBLIGATIONS 2.3%
U.S. Treasury Notes
4.125% due 09/30/2027 (i)		10,900	10,965
4.250% due 11/15/2034		625	627

Total U.S. Treasury Obligations (Cost $11,479)			11,592

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.1%
Bear Stearns ALT-A Trust 4.346% due 11/25/2036 •		207	96
Countrywide Alternative Loan Trust 4.894% due 05/20/2046 •		32	28
Countrywide Home Loan Mortgage Pass-Through Trust
4.019% due 05/20/2036 ~		92	86

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2025 (Unaudited)

5.075% due 03/25/2035 ~	13	12
GSR Mortgage Loan Trust 7.320% due 04/25/2035 •	1	1
IndyMac IMSC Mortgage Loan Trust 6.000% due 07/25/2037	185	129
WaMu Mortgage Pass-Through Certificates Trust 4.356% due 12/25/2036 •	109	99
Washington Mutual Mortgage Pass-Through Certificates Trust 5.605% due 05/25/2046 •	10	9

Total Non-Agency Mortgage-Backed Securities (Cost $436)		460

ASSET-BACKED SECURITIES 0.0%
HOME EQUITY OTHER 0.0%
Credit-Based Asset Servicing & Securitization Trust 3.376% due 01/25/2037 ~	61	18

Total Asset-Backed Securities (Cost $48)		18

	SHARES
COMMON STOCKS 0.0%
ENERGY 0.0%
New Fortress Energy, Inc. «(b)	21,481	168

Total Common Stocks (Cost $0)		168

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.9%
U.S. TREASURY BILLS 0.9%
4.295% due 05/20/2025 (c)(d)	4,300	4,275

Total Short-Term Instruments (Cost $4,275)		4,275

Total Investments in Securities (Cost $460,642)		457,767

	SHARES
INVESTMENTS IN AFFILIATES 6.0%
SHORT-TERM INSTRUMENTS 6.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 6.0%
PIMCO Short-Term Floating NAV Portfolio III	3,048,577	29,675

Total Short-Term Instruments (Cost $29,658)		29,675

Total Investments in Affiliates (Cost $29,658)		29,675

Total Investments 98.0% (Cost $490,300)		$487,442
Financial Derivative Instruments (h)(j) (0.0)%(Cost or Premiums, net $5,029)		(109)
Other Assets and Liabilities, net 2.0%		9,989

Net Assets 100.0%		$497,322

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«				Security valued using significant unobservable inputs (Level 3).
µ				All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)				When-issued security.
(b)				Security did not produce income within the last twelve months.
(c)				Coupon represents a weighted average yield to maturity.
(d)				Zero coupon security.
(e)				Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)				Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)		Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BRC	2.750%		03/21/2025	05/09/2025	$(982)	$(983)

Total Reverse Repurchase Agreements						$(983)

(g)				Securities with an aggregate market value of $1,149 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(352) at a weighted average interest rate of (6.313%). Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(2)				Open maturity reverse repurchase agreement.
(h)				FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2025	49	$10,151	$39	$0	$0
U.S. Treasury 5-Year Note June Futures	06/2025	207	22,388	148	0	(10)
U.S. Treasury 10-Year Note June Futures	06/2025	85	9,454	67	1	(4)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	37	4,223	86	3	0
U.S. Treasury Long-Term Bond June Futures	06/2025	8	938	9	2	0
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	2	245	6	1	0

				$355	$7	$(14)

SHORT FUTURES CONTRACTS
					Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-Bund June Futures	06/2025	14	$(1,950)	$40	$0	$(8)

Total Futures Contracts				$395	$7	$(22)

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2025 (Unaudited)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Bombardier, Inc.	5.000%	Quarterly	12/20/2027	1.153%	$1,700	$96	$74	$170	$0	$(2)
Bombardier, Inc.	5.000	Quarterly	06/20/2029	1.924	1,400	188	(23)	165	0	(4)

$284	$51	$335	$0	$(6)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin(5)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.HY-43 5-Year Index	5.000%	Quarterly	12/20/2029	$52,375	$4,053	$(1,170)	$2,883	$14	$0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	13,500	701	18	719	9	0

$4,754	$(1,152)	$3,602	$23	$0

Total Swap Agreements	$5,038	$(1,101)	$3,937	$23	$(6)

(i)	Securities with an aggregate market value of $6,328 and cash of $2,784 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin liability of $(5) for closed swap agreements is outstanding at period end.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

BPS	04/2025	EUR	3,114	$3,265	$0	$(102)
CBK	04/2025	$176	CAD	251	0	(2)
05/2025	CAD	251	$177	2	0
DUB	04/2025	252	175	0	0
JPM	04/2025	$3,359	EUR	3,114	8	0
05/2025	EUR	3,114	$3,364	0	(8)

Total Forward Foreign Currency Contracts	$10	$(112)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	Soft Bank Group,Inc.	1.000%	Quarterly	06/20/2026	1.326%	$975	$(9)	$5	$0	$(4)

Total Swap Agreements	$(9)	$5	$0	$(4)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO High Yield Portfolio (Cont.)	March 31, 2025 (Unaudited)

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$29,816	$1,310	$31,126
Corporate Bonds & Notes
Banking & Finance	0	62,718	0	62,718
Industrials	0	329,192	533	329,725
Utilities	0	16,739	0	16,739
Convertible Bonds & Notes
Industrials	0	843	0	843
Municipal Bonds & Notes
Arizona	0	103	0	103
U.S. Treasury Obligations	0	11,592	0	11,592
Non-Agency Mortgage-Backed Securities	0	460	0	460
Asset-Backed Securities
Home Equity Other	0	18	0	18
Common Stocks
Energy	0	0	168	168
Short-Term Instruments
U.S. Treasury Bills	0	4,275	0	4,275

	$0	$455,756	$2,011	$457,767
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$29,675	$0	$0	$29,675

Total Investments	$29,675	$455,756	$2,011	$487,442

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	30	0	30
Over the counter	0	10	0	10

	$0	$40	$0	$40
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(8)	(20)	0	(28)
Over the counter	0	(116)	0	(116)

	$(8)	$(136)	$0	$(144)

Total Financial Derivative Instruments	$(8)	$(96)	$0	$(104)

Totals	$29,667	$455,660	$2,011	$487,338

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$29,777	$51,674	$(51,768)	$8	$(16)	$29,675	$378	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BPS	BNP Paribas S.A.	CBK	Citibank N.A.	GST	Goldman Sachs International
BRC	Barclays Bank PLC	DUB	Deutsche Bank AG	JPM	JP Morgan Chase Bank N.A.

Currency Abbreviations:
CAD	Canadian Dollar	EUR	Euro	USD (or $)	United States Dollar

Index/Spread Abbreviations:
CDX.HY	Credit Derivatives Index - High Yield

Other Abbreviations:
ALT	Alternate Loan Trust	TBA	To-Be-Announced	TBD%	Interest rate to be determined when loan settles or at the time of funding
DAC	Designated Activity Company	TBD	To-Be-Determined

Schedule of Investments PIMCO Income Portfolio	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 153.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 1.6%
Altice France SA
8.285% (EUR003M + 5.500%) due 08/15/2028 ~	EUR	99	$96
9.802% due 08/15/2028		$695	625
Envision Healthcare Corp.
11.152% due 07/20/2026 «		664	664
12.277% due 11/03/2028 «		4,502	4,569
Hudson's Bay Co. TBD% due 04/03/2026 «		149	147
Lealand Finance Co. BV 7.439% due 06/30/2027 ~		6	3
Lealand Finance Co. BV (5.439% Cash and 3.000% PIK) 8.439% - 5.439% due 12/31/2027 ~(b)		16	7
Poseidon Bidco SASU 7.355% (EUR003M + 5.000%) due 03/13/2030 ~	EUR	1,000	765
SCUR-Alpha 1503 GmbH 9.791% due 03/29/2030 ~		$1,274	1,191
Softbank Vision Fund II 6.000% due 12/23/2025 «•		1,653	1,638
Syniverse Holdings, Inc. 11.299% due 05/13/2027		917	902
TransDigm, Inc. 6.799% due 02/28/2031		3,003	2,990
U.S. Renal Care, Inc. 9.439% due 06/20/2028 ~		119	111
Westmoreland Coal Co. 8.000% due 03/15/2029 «		7	3

Total Loan Participations and Assignments (Cost $13,761)			13,711

CORPORATE BONDS & NOTES 11.1%
BANKING & FINANCE 5.2%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		1,970	1,845
Banca Monte dei Paschi di Siena SpA 1.875% due 01/09/2026	EUR	1,515	1,623
Banco Santander SA 6.607% due 11/07/2028		$2,500	2,657
Bank of America Corp. 3.824% due 01/20/2028 •		800	790
Barclays PLC 7.437% due 11/02/2033 •		2,438	2,722
BPCE SA
6.612% due 10/19/2027 •		1,250	1,284
6.714% due 10/19/2029 •		1,250	1,317
Country Garden Holdings Co. Ltd. 2.700% due 07/12/2026 ^(c)		560	55
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	500	146
Credit Suisse AG AT1 Claim		$2,845	341
Deutsche Bank AG
3.547% due 09/18/2031 •		700	644
6.720% due 01/18/2029 •		400	419
EPR Properties
4.750% due 12/15/2026		5	5
4.950% due 04/15/2028		10	10
Ford Motor Credit Co. LLC
3.815% due 11/02/2027		2,963	2,828
4.125% due 08/17/2027		260	251
4.271% due 01/09/2027		1,970	1,930
GLP Capital LP
4.000% due 01/15/2031		1,485	1,386
5.300% due 01/15/2029		66	66
Intesa Sanpaolo SpA 7.200% due 11/28/2033		1,300	1,443
JPMorgan Chase & Co. 6.087% due 10/23/2029 •		1,200	1,257
Morgan Stanley
0.000% due 04/02/2032 þ(i)		300	201
5.123% due 02/01/2029 •		2,029	2,057
Nationwide Building Society 6.557% due 10/18/2027 •		2,500	2,569

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

NatWestGroup PLC
4.445% due 05/08/2030 •		400	392
4.892% due 05/18/2029 •		200	200
5.076% due 01/27/2030 •		200	201
5.516% due 09/30/2028 •		2,200	2,241
Nissan Motor Acceptance Co. LLC 2.000% due 03/09/2026		1,500	1,445
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (f)		2,525	1,781
Royal Bank of Canada 4.969% due 08/02/2030 •		800	806
Societe Generale SA 6.691% due 01/10/2034 •		2,400	2,525
UBS Group AG
2.125% due 10/13/2026 ~	EUR	200	216
3.091% due 05/14/2032 •		$520	463
5.959% due 01/12/2034 •		4,424	4,604
6.373% due 07/15/2026 •		500	502
6.442% due 08/11/2028 •		300	311
6.537% due 08/12/2033 •		500	536
Uniti Group LP 10.500% due 02/15/2028		453	482
Wells Fargo & Co. 2.393% due 06/02/2028 •		1,100	1,050

			45,601

INDUSTRIALS 4.1%
Altice France SA
3.375% due 01/15/2028	EUR	100	86
5.125% due 01/15/2029		$200	157
8.125% due 02/01/2027		1,100	984
American Airlines Pass-Through Trust
3.350% due 04/15/2031		13	12
4.000% due 01/15/2027		326	324
Bayer U.S. Finance LLC 6.500% due 11/21/2033		2,940	3,090
Boeing Co.
2.196% due 02/04/2026		290	284
2.750% due 02/01/2026		1,000	982
3.250% due 02/01/2028		1,700	1,631
5.150% due 05/01/2030		1,400	1,409
6.259% due 05/01/2027		290	298
6.298% due 05/01/2029		50	52
Broadcom, Inc. 3.469% due 04/15/2034		796	701
Carvana Co. (11.000% Cash or 13.000% PIK) 11.000% due 06/01/2030 (b)		1,021	1,082
Carvana Co. (14.000% PIK) 14.000% due 06/01/2031 (b)		1,197	1,310
CVS Pass-Through Trust 5.789% due 01/10/2026		36	36
DISH DBS Corp. 5.750% due 12/01/2028		2,630	2,223
Energy Transfer LP 4.950% due 05/15/2028		9	9
Essent Group Ltd. 6.250% due 07/01/2029		1,600	1,649
Exela Intermediate LLC (11.500% Cash) 11.500% due 04/15/2026 (b)		29	4
Flora Food Management BV 6.875% due 07/02/2029	EUR	500	550
Hyundai Capital America 4.300% due 09/24/2027		$3,900	3,855
Intelsat Jackson Holdings SA 6.500% due 03/15/2030		2,004	1,909
Mitchells & Butlers Finance PLC 6.013% due 12/15/2030	GBP	7	10
Petroleos de Venezuela SA
5.375% due 04/12/2027 ^(c)		$385	53
5.500% due 04/12/2037 ^(c)		382	53
6.000% due 11/15/2026 ^(c)		63	9
9.750% due 05/17/2035 ^(c)		100	16
Petroleos Mexicanos 6.700% due 02/16/2032		3,081	2,710
Prosus NV 2.778% due 01/19/2034	EUR	2,456	2,331
Thames Water Utilities Finance PLC
0.875% due 01/31/2028		200	158
1.604% due 12/23/2027		$200	144
2.375% due 04/22/2040	GBP	800	755
4.000% due 04/18/2027	EUR	100	81
4.375% due 01/18/2031		100	80
4.375% due 07/03/2034	GBP	100	96
4.625% due 06/04/2046		100	96
5.500% due 02/11/2041		100	97

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

ThamesWater Utilities Ltd. 0.000% due 03/22/2027 (f)	12	13
Topaz Solar Farms LLC
4.875% due 09/30/2039	$24	22
5.750% due 09/30/2039	175	169
U.S. Renal Care, Inc. 10.625% due 06/28/2028	13	11
United Airlines Pass-Through Trust 5.875% due 04/15/2029	1,478	1,507
Venture Global Calcasieu Pass LLC 3.875% due 08/15/2029	1,500	1,390
Venture Global LNG, Inc.
7.000% due 01/15/2030	2,160	2,130
9.875% due 02/01/2032	1,400	1,488

		36,056

UTILITIES 1.8%
Edison International 6.250% due 03/15/2030	200	203
Gazprom PJSC via Gaz Finance PLC 2.950% due 01/27/2029	1,500	1,024
Pacific Gas & Electric Co.
3.150% due 01/01/2026	2,072	2,046
3.250% due 06/01/2031	3,895	3,468
3.300% due 03/15/2027	90	87
3.300% due 12/01/2027	5,600	5,374
4.200% due 03/01/2029	1,100	1,064
4.300% due 03/15/2045	1,926	1,509
4.550% due 07/01/2030	1,259	1,219

		15,994

Total Corporate Bonds & Notes (Cost $99,352)		97,651

MUNICIPAL BONDS & NOTES 0.0%
ILLINOIS 0.0%
Illinois State General Obligation Bonds, (BABs), Series 2010
6.630% due 02/01/2035	31	32
6.725% due 04/01/2035	8	9
7.350% due 07/01/2035	8	8

Total Municipal Bonds & Notes (Cost $49)		49

U.S. GOVERNMENT AGENCIES 62.0%
Freddie Mac 3.000% due 06/01/2046 - 01/01/2049	1,915	1,693
Ginnie Mae
2.500% due 04/20/2052	396	338
3.500% due 10/20/2052 - 03/20/2055	3,187	2,922
4.500% due 12/20/2053	289	277
5.500% due 07/20/2053 - 08/20/2053	2,777	2,791
7.965% due 09/20/2066 ~	113	116
Ginnie Mae, TBA
3.000% due 04/01/2055	2,000	1,772
4.000% due 05/01/2055	3,400	3,183
4.500% due 05/01/2055	7,300	7,002
5.000% due 04/01/2055	2,000	1,967
5.500% due 04/01/2055	2,200	2,205
6.000% due 05/01/2055	2,300	2,333
Uniform Mortgage-Backed Security
3.000% due 08/01/2027 - 02/01/2034	166	161
4.000% due 08/01/2042 - 07/01/2050	2,291	2,167
4.500% due 10/01/2050 - 07/01/2053	1,761	1,705
5.000% due 09/01/2053 - 07/01/2054	1,374	1,350
5.500% due 11/01/2052 - 01/01/2053	1,029	1,032
6.000% due 11/01/2052 - 09/01/2054	12,385	12,598
6.500% due 10/01/2053 - 01/01/2054	29,627	30,602
Uniform Mortgage-Backed Security, TBA
3.000% due 04/01/2040 - 05/01/2055	10,800	9,383
3.500% due 05/01/2055	17,900	16,135
4.000% due 05/01/2055	41,500	38,613
4.500% due 05/01/2055	8,500	8,127
5.000% due 05/01/2055	94,900	92,936
5.500% due 04/01/2055 - 05/01/2055	62,050	61,930
6.000% due 04/01/2055 - 06/01/2055	133,100	134,936
6.500% due 05/01/2055 - 06/01/2055	101,450	104,499
7.000% due 04/01/2055	1,400	1,463

Total U.S. Government Agencies (Cost $543,136)		544,236

U.S. TREASURY OBLIGATIONS 13.2%
U.S. Treasury Bonds
2.875% due 11/15/2046	1,400	1,058
3.000% due 08/15/2048	10	8

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

3.000% due 02/15/2049		500	378
4.250% due 08/15/2054		1,600	1,511
4.375% due 08/15/2043		1,600	1,560
4.500% due 11/15/2054 (j)		9,000	8,871
4.625% due 05/15/2054		5,800	5,820
U.S. Treasury Inflation Protected Securities(g)
0.125% due 07/15/2030		1,858	1,741
0.125% due 01/15/2031		122	113
0.125% due 07/15/2031		3,259	2,993
0.125% due 01/15/2032 (n)		344	311
0.125% due 02/15/2051		1,952	1,124
0.250% due 07/15/2029		3,876	3,714
0.250% due 02/15/2050		741	453
0.375% due 07/15/2025		291	291
0.375% due 01/15/2027		222	220
0.375% due 07/15/2027		65	64
0.625% due 07/15/2032		4,591	4,288
0.750% due 07/15/2028 (l)		900	889
0.750% due 02/15/2042		141	113
0.750% due 02/15/2045		809	615
0.875% due 01/15/2029		2,374	2,337
0.875% due 02/15/2047		921	698
1.000% due 02/15/2046		268	212
1.000% due 02/15/2048		902	694
1.000% due 02/15/2049		2,146	1,634
1.125% due 01/15/2033		320	307
1.375% due 07/15/2033		11,503	11,225
1.375% due 02/15/2044		136	119
1.500% due 02/15/2053		1,282	1,068
1.750% due 01/15/2034		4,546	4,540
1.875% due 07/15/2034		18,928	19,110
U.S. Treasury Notes
0.375% due 09/30/2027 (n)		340	312
0.500% due 10/31/2027 (n)		300	275
0.625% due 11/30/2027 (l)(n)		4,140	3,801
0.625% due 12/31/2027 (l)(n)		1,750	1,602
0.750% due 01/31/2028 (l)(n)		1,600	1,467
2.625% due 01/31/2026 (l)(n)		3,500	3,458
4.500% due 03/31/2026		13,200	13,256
4.500% due 04/15/2027		13,300	13,455

Total U.S. Treasury Obligations (Cost $120,804)			115,705

NON-AGENCY MORTGAGE-BACKED SECURITIES 20.2%
AG Trust 6.335% due 07/15/2041 •		1,711	1,714
American Home Mortgage Investment Trust 7.100% due 06/25/2036 þ		6,155	882
Avon Finance PLC 5.357% due 12/28/2049 •	GBP	3,702	4,792
Barclays Commercial Real Estate Trust 3.966% due 08/10/2033		$4,100	3,815
Bear Stearns ALT-A Trust 4.755% due 06/25/2046 •		2,871	2,586
Bridgegate Funding PLC 6.806% (SONIO/N + 2.250%) due 10/16/2062 ~	GBP	8,737	11,415
Chase Home Lending Mortgage Trust
3.250% due 09/25/2064 •		$7,145	6,353
3.500% due 06/25/2062 ~		4,293	3,981
Chase Mortgage Finance Trust 4.762% due 12/25/2035 ~		88	80
CIM Trust
4.750% due 06/25/2064 •		3,348	3,295
5.000% due 05/25/2062 ~		3,635	3,626
CitiMortgage Alternative Loan Trust 6.000% due 03/25/2037 •		1,214	1,058
Commercial Mortgage Trust 3.140% due 10/10/2036		4,100	3,594
Countrywide Alternative Loan Trust
4.755% due 11/25/2036 •		3,830	3,538
6.500% due 09/25/2037		8,480	3,139
Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.375% due 01/25/2060		3,183	2,616
3.748% due 11/30/2037 ~		6,104	5,535
Ellington Financial Mortgage Trust 5.900% due 09/25/2067 þ		3,995	4,016
Eurohome U.K. Mortgages PLC 4.928% due 09/15/2044 •	GBP	2,825	3,598
Eurosail PLC
5.530% due 06/13/2045 •		291	372
5.530% due 06/13/2045 ~		121	155
Extended Stay America Trust 5.513% due 07/15/2038 ~		$4,331	4,330
Grifonas Finance PLC 2.669% due 08/28/2039 •	EUR	422	447

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

GSMortgage-Backed Securities Trust 3.900% due 09/25/2061 þ		$7,072	6,839
HarborView Mortgage Loan Trust 4.911% due 03/19/2036 •		36	33
JP Morgan Chase Commercial Mortgage Securities Trust
4.916% due 04/15/2037 •		3,905	3,830
7.235% due 10/05/2040		2,600	2,750
JP Morgan Mortgage Trust 5.990% due 07/25/2064 •		5,260	5,304
Ludgate Funding PLC 3.521% due 05/26/2066 •	EUR	3,345	3,618
MASTR Adjustable Rate Mortgages Trust 5.535% due 09/25/2037 •		$11,225	4,466
Merrion Square Residential 3.473% due 03/24/2081 •	EUR	2,728	2,927
MFA Trust
4.250% due 02/25/2066 ~		$3,494	3,327
4.400% due 03/25/2068 þ		3,537	3,486
Morgan Stanley Capital Trust
5.434% due 05/15/2036 •		1,400	964
6.811% due 12/15/2038 •		2,645	2,430
PRET LLC 5.925% due 10/25/2054 þ		3,633	3,630
PRPM LLC
3.750% due 03/25/2054 þ		2,716	2,643
4.500% due 02/25/2055 þ		982	969
5.897% due 12/25/2029 þ		3,800	3,807
7.026% due 03/25/2029 þ		2,552	2,560
PRPM Trust 6.327% due 06/25/2069 þ		2,790	2,843
RBSSP Resecuritization Trust 4.313% due 12/26/2036 ~		354	338
RCKT Mortgage Trust
5.158% due 10/25/2044 þ		7,138	7,106
5.846% due 08/25/2044 þ		3,111	3,124
SFO Commercial Mortgage Trust 7.333% due 05/15/2038 •		2,400	2,168
Towd Point Mortgage Funding
5.482% due 07/20/2053 •	GBP	2,062	2,671
5.866% due 02/20/2054 •		4,792	6,210
Towd Point Mortgage Trust
2.900% due 10/25/2059 ~		$2,126	2,029
4.492% due 10/25/2064 •		3,760	3,780
5.109% due 07/25/2065 •		6,129	6,188
Verus Securitization Trust
5.799% due 07/25/2069 þ		6,209	6,237
6.259% due 12/25/2068 þ		1,893	1,908
WaMu Mortgage Pass-Through Certificates Trust 5.760% due 03/25/2033 ~		30	30
Washington Mutual Mortgage Pass-Through Certificates Trust 5.485% due 10/25/2046 •		1,795	1,584
WSTN Trust 6.297% due 07/05/2037 •		2,500	2,545

Total Non-Agency Mortgage-Backed Securities (Cost $180,063)			177,281

ASSET-BACKED SECURITIES 37.5%
AUTOMOBILE ABS OTHER 0.7%
Golden Bar Securitisation 3.437% due 09/22/2043 •	EUR	3,494	3,804
Santander Bank Auto Credit-Linked Notes 4.965% due 01/18/2033		$2,000	2,009

			5,813

AUTOMOBILE SEQUENTIAL 4.5%
Bridgecrest Lending Auto Securitization Trust 5.540% due 02/16/2027		1,808	1,810
Carvana Auto Receivables Trust
5.820% due 08/10/2028		2,500	2,524
6.160% due 10/10/2028		2,500	2,533
Chase Auto Owner Trust 5.250% due 09/27/2027		2,581	2,589
Exeter Automobile Receivables Trust 5.600% due 05/17/2027		1,826	1,828
First Investors Auto Owner Trust 6.440% due 10/16/2028		1,029	1,040
Flagship Credit Auto Trust 5.640% due 03/15/2028		1,900	1,906
GLS Auto Receivables Issuer Trust 4.760% due 10/15/2027		3,804	3,806
GLS Auto Select Receivables Trust 6.370% due 06/15/2028		1,150	1,161

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

HyundaiAuto Receivables Trust 4.840% due 03/15/2029	3,500	3,527
Octane Receivables Trust 4.940% due 05/20/2030	3,900	3,911
Oscar U.S. Funding LLC 1.270% due 09/11/2028	3,030	2,983
Research-Driven Pagaya Motor Asset Trust 7.130% due 01/26/2032	2,811	2,831
SCCU Auto Receivables Trust 5.110% due 06/15/2029	3,500	3,532
World Omni Select Auto Trust 4.980% due 02/15/2030	3,500	3,531

		39,512

CMBS OTHER 0.5%
LCCM Trust 5.884% due 11/15/2038 •	965	973
PFP Ltd. 6.154% due 09/17/2039 ~	3,415	3,433

		4,406

HOME EQUITY OTHER 13.2%
ABFC Trust 4.715% due 11/25/2036 •	3,484	2,058
Aegis Asset-Backed Securities Trust 4.775% due 01/25/2037 •	3,064	2,292
Aegis Asset-Backed Securities Trust Mortgage Pass-Through Certificates 6.265% due 12/25/2034 •	828	744
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates 5.530% due 09/25/2034 •	1,815	1,691
Argent Securities Trust 4.915% due 07/25/2036 •	13,553	3,647
Asset-Backed Securities Corp. Home Equity Loan Trust 5.410% due 06/25/2035 •	11,000	9,580
Bear Stearns Asset-Backed Securities Trust 6.059% due 12/25/2034 •	6,025	5,978
Citigroup Mortgage Loan Trust
4.695% due 03/25/2037 ~	16	14
4.755% due 12/25/2036 •	1,241	680
5.065% due 02/25/2035 •	1,635	1,532
5.125% due 10/25/2035 •	900	831
5.170% due 09/25/2035 •	439	436
Countrywide Asset-Backed Certificates Trust
4.715% due 06/25/2035 ~	1,065	966
4.715% due 05/25/2037 •	825	779
4.715% due 04/25/2047 •	755	730
4.715% due 06/25/2047 •	786	740
4.870% due 01/25/2045 •	982	929
4.875% due 05/25/2037 •	994	955
4.875% due 06/25/2037 •	658	645
4.875% due 06/25/2047 •	420	406
5.025% due 05/25/2036 •	9,800	9,640
6.385% due 08/25/2035 •	1,594	1,544
Credit-Based Asset Servicing & Securitization LLC 4.955% due 03/25/2036 •	1,667	1,511
Fremont Home Loan Trust 5.050% due 11/25/2035 •	2,217	2,028
GSAA Home Equity Trust 5.215% due 06/25/2035 •	4,831	3,912
GSAMP Trust
5.080% due 11/25/2035 •	1,973	1,902
5.335% due 11/25/2035 •	1,744	1,698
HSI Asset Securitization Corp. Trust
4.575% due 12/25/2036 •	859	743
4.575% due 01/25/2037 •	2,306	1,738
4.585% due 12/25/2036 •	2,881	2,535
4.655% due 12/25/2036 •	947	240
IndyMac Residential Asset Backed Trust
4.655% due 04/25/2037 ~	1,442	1,106
5.035% due 03/25/2036 •	3,774	3,411
IXIS Real Estate Capital Trust 4.735% due 01/25/2037 •	3,528	1,207
Long Beach Mortgage Loan Trust 4.735% due 11/25/2036 •	386	274
MASTR Asset-Backed Securities Trust 5.585% due 08/25/2037 •	1,410	1,230
Merrill Lynch Mortgage Investors Trust 4.575% due 04/25/2047 •	4,428	1,765
Morgan Stanley ABS Capital, Inc. Trust
4.505% due 10/25/2036 •	1,928	1,003
4.515% due 11/25/2036 •	3,856	2,176
4.975% due 12/25/2034 •	1,002	944
4.975% due 03/25/2036 •	737	721
5.035% due 12/25/2034 •	754	706

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

NewCentury Home Equity Loan Trust 5.365% due 11/25/2034 •		7,198	7,263
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.735% due 07/25/2036 ~		392	365
NovaStar Mortgage Funding Trust 4.975% due 05/25/2036 •		4,400	4,246
Option One Mortgage Loan Trust
4.655% due 04/25/2037 ~		1,062	749
4.975% due 01/25/2036 •		4,996	4,686
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ		4,629	1,407
Residential Asset Securities Corp. Trust
5.035% due 02/25/2036 •		312	310
5.115% due 05/25/2037 •		121	120
5.140% due 10/25/2035 •		2,000	1,774
Saxon Asset Securities Trust
5.410% due 12/26/2034 •		629	572
6.185% due 12/25/2037 •		673	641
Soundview Home Loan Trust
4.655% due 02/25/2037 ~		1,019	273
4.840% due 12/25/2036 •		1,346	1,333
5.185% due 01/25/2035 •		4,371	4,015
5.410% due 11/25/2035 •		1,988	1,957
Structured Asset Securities Corp. 5.140% due 02/25/2035 •		678	685
Structured Asset Securities Corp. Mortgage Loan Trust
4.960% due 07/25/2036 •		788	772
5.035% due 01/25/2037 •		3,045	2,485
5.435% due 04/25/2031 •		4,114	4,123

			115,443

WHOLE LOAN COLLATERAL 2.2%
First Franklin Mortgage Loan Trust
4.555% due 12/25/2036 •		372	358
5.380% due 06/25/2034 •		2,798	2,733
PRET LLC
4.868% due 07/25/2051 þ		2,875	2,873
5.487% due 10/25/2051 þ		4,284	4,285
6.996% due 07/25/2054 þ		6,733	6,740
Residential Asset Mortgage Products Trust 5.560% due 06/25/2035 •		2,600	2,538

			19,527

OTHER ABS 16.4%
37 Capital CLO Ltd. 5.592% due 07/15/2034 ~		3,600	3,600
522 Funding CLO Ltd. 5.490% due 10/23/2034 ~		4,000	3,992
AGL CLO Ltd. 5.755% due 07/20/2034 •		2,500	2,500
Allegro CLO Ltd. 5.543% due 01/19/2033 •		3,000	3,001
Anchorage Credit Funding Ltd.
3.177% due 10/25/2038		1,000	962
3.619% due 04/25/2038		4,400	4,284
3.793% due 10/25/2037		4,400	4,329
3.900% due 07/28/2037		4,337	4,288
3.928% due 04/25/2038		4,400	4,271
4.430% due 07/25/2037		4,399	4,312
4.620% due 04/25/2037		4,277	4,280
Arbour CLO DAC 3.681% due 12/15/2038 •	EUR	3,600	3,899
Atlas Senior Loan Fund Ltd.
5.510% due 10/23/2032 ~		$3,331	3,331
5.654% due 01/15/2031 ~		21	21
Barings CLO Ltd. 5.545% due 01/20/2031 •		38	38
Carlyle Global Market Strategies CLO Ltd.
5.383% due 07/20/2034 ~		4,000	3,986
5.513% due 07/20/2032 •		2,266	2,266
Centerbridge Credit Funding Ltd. 3.164% due 07/25/2039		6,450	6,122
CIFC Funding Ltd. 5.704% due 07/15/2036 ~		2,500	2,502
Gallatin CLO Ltd. 5.654% due 07/15/2031 •		191	191
Golub Capital Partners Static Ltd. 5.523% due 04/20/2033 •		2,031	2,031
GreenSky Home Improvement Trust
5.250% due 10/27/2059		3,097	3,108
5.320% due 03/25/2060		4,400	4,422
5.880% due 06/25/2059		930	938
ICG U.S. CLO Ltd. 5.443% due 10/20/2034 •		4,100	4,091

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

InvescoEuro CLO DAC 3.725% due 10/30/2038 •	EUR	3,600	3,889
LCM Ltd. 5.573% due 07/20/2034 •		$3,300	3,297
Lendmark Funding Trust 5.530% due 06/21/2032		1,400	1,421
Magnetite Ltd. 5.762% due 01/25/2032 ~		1,710	1,712
Nelnet Student Loan Trust
4.875% due 09/27/2066 •		696	697
6.544% due 02/20/2041 •		1,497	1,532
Pagaya AI Debt Selection Trust
5.092% due 07/15/2032		3,575	3,574
5.183% due 06/15/2032		2,813	2,822
6.117% due 12/15/2031		1,602	1,621
Palmer Square European Loan Funding DAC
1.000% due 10/15/2034 •(a)	EUR	4,200	4,541
3.526% due 05/15/2033 •		2,924	3,163
3.546% due 05/15/2034 •		3,057	3,306
Reach ABS Trust
5.880% due 07/15/2031		$1,994	2,002
6.300% due 02/18/2031		380	381
SLM Private Credit Student Loan Trust 4.891% due 06/15/2039 •		1,490	1,452
SMB Private Education Loan Trust
5.060% due 03/16/2054		3,684	3,709
5.447% due 07/15/2053 •		6,050	6,060
5.799% due 02/16/2055 ~		2,790	2,829
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		3,900	3,915
TIAA CLO Ltd. 5.433% due 01/20/2032 ~		2,330	2,330
Tralee CLO Ltd. 5.520% due 10/25/2032 •		3,076	3,073
Trysail CLO Ltd. 5.532% due 10/20/2033 ~		4,000	3,992
Voya CLO Ltd.
5.644% due 10/17/2032 ~		2,641	2,643
5.822% due 04/15/2037 •		3,100	3,106

			143,832

Total Asset-Backed Securities (Cost $330,628)			328,533

SOVEREIGN ISSUES 7.4%
Argentina Government International Bond
0.750% due 07/09/2030 þ		1,264	835
1.000% due 07/09/2029		112	87
3.500% due 07/09/2041 þ		5,071	2,946
4.125% due 07/09/2035 þ		1,606	996
5.000% due 01/09/2038 þ		82	54
Brazil Letras do Tesouro Nacional
0.000% due 07/01/2025 (f)	BRL	26,900	4,564
0.000% due 10/01/2025 (f)		33,650	5,503
Israel Government International Bond
5.375% due 02/19/2030		$1,200	1,210
5.500% due 03/12/2034		1,800	1,793
5.625% due 02/19/2035		1,000	995
Mexico Government International Bond
2.750% due 11/27/2031 (g)	MXN	43,794	1,870
3.000% due 12/03/2026 (g)		49,942	2,349
4.000% due 11/30/2028 (g)		3,116	148
4.000% due 08/24/2034 (g)		39,920	1,818
4.625% due 05/04/2033	EUR	600	635
7.000% due 09/03/2026	MXN	45,000	2,156
7.500% due 06/03/2027		15,200	727
7.500% due 05/26/2033		2,200	97
7.750% due 05/29/2031		15,600	717
7.750% due 11/23/2034		38,620	1,697
8.500% due 03/01/2029		42,600	2,060
8.500% due 05/31/2029		10,100	488
Peru Government International Bond
5.350% due 08/12/2040	PEN	100	23
5.400% due 08/12/2034		871	217
6.150% due 08/12/2032		10,337	2,826
6.900% due 08/12/2037		1,966	528
6.950% due 08/12/2031		9,520	2,771
7.300% due 08/12/2033		8,800	2,530
7.600% due 08/12/2039		3,600	1,015
Republic of South Africa Government International Bond
7.000% due 02/28/2031	ZAR	33,200	1,608
8.000% due 01/31/2030		6,700	350
8.500% due 01/31/2037		21,100	957
8.875% due 02/28/2035		62,000	3,027
9.000% due 01/31/2040		4,600	207
10.500% due 12/21/2026		19,300	1,090

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

RomaniaGovernment International Bond
3.750% due 02/07/2034	EUR	760	683
5.125% due 09/24/2031		1,000	1,046
5.250% due 03/10/2030		2,100	2,289
5.250% due 05/30/2032		350	365
5.500% due 09/18/2028		900	1,010
5.625% due 05/30/2037		400	395
6.250% due 09/10/2034		2,100	2,254
Russia Government International Bond
5.100% due 03/28/2035 «		$400	0
5.250% due 06/23/2047 «		1,600	0
5.625% due 04/04/2042		2,000	1,400
7.500% due 03/31/2030		29	19
Saudi Government International Bond
3.375% due 03/05/2032	EUR	400	427
3.750% due 03/05/2037		500	521
5.125% due 01/13/2028		$800	810
5.375% due 01/13/2031		400	410
Turkey Government International Bond
5.250% due 03/13/2030		600	559
7.625% due 04/26/2029		700	721
44.165% due 09/06/2028 ~	TRY	2,500	62
45.031% due 05/20/2026 ~		200	5
45.031% due 08/19/2026 ~		200	5
45.031% due 05/17/2028 ~		52,000	1,296
Venezuela Government International Bond
7.000% due 03/31/2038 ^(c)		$43	8
7.650% due 04/21/2025 ^(c)		105	19
9.250% due 09/15/2027 ^(c)		143	30
9.250% due 05/07/2028 ^(c)		83	16
11.750% due 10/21/2026 ^(c)		10	2
11.950% due 08/05/2031 ^(c)		300	62

Total Sovereign Issues (Cost $66,449)			65,308

		SHARES
COMMON STOCKS 0.3%
COMMUNICATION SERVICES 0.1%
Clear Channel Outdoor Holdings, Inc.(d)		133,771	148
iHeartMedia, Inc. 'A'(d)		31,404	52
iHeartMedia, Inc. 'B'«(d)		24,427	35
Windstream Services LLC«(d)		1,684	38

			273

FINANCIALS 0.1%
Intelsat Emergence SA«(i)		28,556	962

HEALTH CARE 0.1%
Amsurg Equity«(d)(i)		22,386	1,047

INDUSTRIALS 0.0%
Westmoreland Mining Holdings«(d)(i)		237	0
Westmoreland Mining LLC«(d)(i)		749	3

			3

Total Common Stocks (Cost $4,689)			2,285

WARRANTS 0.0%
FINANCIALS 0.0%
Intelsat Emergence SA - Exp. 02/17/2027«		398	1

Total Warrants (Cost $125)			1

PREFERRED SECURITIES 0.2%
BANKING & FINANCE 0.2%
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 þ(h)		1,469,650	1,789

Total Preferred Securities (Cost $2,146)			1,789

REAL ESTATE INVESTMENT TRUSTS 0.0%
REAL ESTATE 0.0%
Uniti Group, Inc.		1,155	6

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total Real Estate Investment Trusts (Cost $7)		6

	PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.1%
U.S. TREASURY BILLS 0.1%
4.307% due 05/15/2025 - 06/05/2025 (e)(f)(n)	562	558

Total Short-Term Instruments (Cost $558)		558

Total Investments in Securities (Cost $1,361,767)		1,347,113

	SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III	119,150	1,160

Total Short-Term Instruments (Cost $1,160)		1,160

Total Investments in Affiliates (Cost $1,160)		1,160

Total Investments 153.7% (Cost $1,362,927)		$1,348,273
Financial Derivative Instruments(k)(m)(0.3)%(Cost or Premiums, net $1,817)		(2,491)
Other Assets and Liabilities, net (53.4)%		(468,813)

Net Assets 100.0%		$876,969

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^		Security is in default.
«		Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ		Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)		When-issued security.
(b)		Payment in-kind security.
(c)		Security is not accruing income as of the date of this report.
(d)		Security did not produce income within the last twelve months.
(e)		Coupon represents a weighted average yield to maturity.
(f)		Zero coupon security.
(g)		Principal amount of security is adjusted for inflation.
(h)		Perpetual maturity; date shown, if applicable, represents next contractual call date.
(i)		RESTRICTED SECURITIES:
Issuer Description		Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Amsurg Equity		11/02/2023 - 11/06/2023		$935	$1,047	0.12%
Intelsat Emergence SA		06/19/2017 - 02/23/2024		2,094	962	0.11
Morgan Stanley 0.000% due 04/02/2032		02/11/2020		268	201	0.02
Westmoreland Mining Holdings		03/26/2019		1	0	0.00
Westmoreland Mining LLC		06/30/2023 - 02/03/2025		3	3	0.00

				$3,301	$2,213	0.25%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(1)	Borrowing Date	Maturity Date		Amount Borrowed(1)	Payable for Sale-Buyback Transactions

BCY	4.560%	03/31/2025	04/01/2025		$(602)	$(602)

Total Sale-Buyback Transactions						$(602)

SHORT SALES:
Description		Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (0.3)%
Ginnie Mae, TBA		2.500%	04/01/2055	$300	$(255)	$(256)
Uniform Mortgage-Backed Security, TBA		2.000	05/01/2055	3,200	(2,560)	(2,544)

Total Short Sales (0.3)%					$(2,815)	$(2,800)

(j)		Securities with an aggregate market value of $591 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(18,382) at a weighted average interest rate of 4.451%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(k)		FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

FUTURESCONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Long Gilt June Futures	06/2025	455	$53,890	$(391)	$582	$0
U.S. Treasury 2-Year Note June Futures	06/2025	75	15,538	96	0	(1)
U.S. Treasury 5-Year Note June Futures	06/2025	539	58,296	723	0	(17)
U.S. Treasury 10-Year Note June Futures	06/2025	1,361	151,369	2,380	21	0

$2,808	$603	$(18)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	11	$(2,650)	$41	$0	$0
3-Month SOFR Active Contract June Futures	09/2025	77	(18,465)	143	3	0
3-Month SOFR Active Contract March Futures	06/2025	74	(17,702)	136	0	0
3-Month SOFR Active Contract March Futures	06/2026	10	(2,412)	33	0	0
3-Month SOFR Active Contract September Futures	12/2025	9	(2,164)	37	0	0
Australia Government 10-Year Bond June Futures	06/2025	34	(2,393)	(2)	0	(23)
Euro-BOBL June Futures	06/2025	25	(3,184)	29	1	(7)
Euro-Bund June Futures	06/2025	75	(10,448)	215	1	(40)
Japan Government 10-Year Bond June Futures	06/2025	1	(923)	(5)	0	(7)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	54	(6,163)	(73)	0	(5)
U.S. Treasury Long-Term Bond June Futures	06/2025	208	(24,395)	(384)	0	(39)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	1	(122)	(2)	0	0

$168	$5	$(121)

Total Futures Contracts	$2,976	$608	$(139)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(6)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Airbus Finance BV	1.000%	Quarterly	06/20/2026	0.151%	EUR	1,800	$51	$(30)	$21	$0	$0
AT&T, Inc.	1.000	Quarterly	12/20/2025	0.287	$900	11	(6)	5	0	0
AT&T, Inc.	1.000	Quarterly	06/20/2028	0.514	200	(1)	4	3	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2025	0.436	200	7	(5)	2	0	0
Ford Motor Credit Co. LLC	5.000	Quarterly	06/20/2027	0.999	400	21	14	35	0	(1)
General Electric Co.	1.000	Quarterly	06/20/2026	0.077	2,000	8	15	23	0	0

$97	$(8)	$89	$0	$(1)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin(6)
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.EM-34 5-Year Index	1.000%	Quarterly	12/20/2025	$828	$(27)	$28	$1	$1	$0
CDX.EM-36 5-Year Index	1.000	Quarterly	12/20/2026	4,324	(162)	165	3	4	0
CDX.EM-38 5-Year Index	1.000	Quarterly	12/20/2027	400	(33)	31	(2)	0	0
CDX.EM-39 5-Year Index	1.000	Quarterly	06/20/2028	100	(7)	6	(1)	0	0
CDX.EM-40 5-Year Index	1.000	Quarterly	12/20/2028	1,600	(74)	51	(23)	1	0
CDX.EM-41 5-Year Index	1.000	Quarterly	06/20/2029	400	(15)	7	(8)	0	0
CDX.EM-42 5-Year Index	1.000	Quarterly	12/20/2029	400	(12)	1	(11)	0	0
CDX.EM-43 5-Year Index	1.000	Quarterly	06/20/2030	300	(11)	0	(11)	0	0
CDX.HY-36 5-Year Index	5.000	Quarterly	06/20/2026	2,496	212	(105)	107	2	0
CDX.HY-37 5-Year Index	5.000	Quarterly	12/20/2026	1,056	58	2	60	2	0
CDX.HY-40 5-Year Index	5.000	Quarterly	06/20/2028	98	0	6	6	0	0
CDX.HY-43 5-Year Index	5.000	Quarterly	12/20/2029	13,400	971	(234)	737	3	0
CDX.HY-44 5-Year Index	5.000	Quarterly	06/20/2030	8,400	429	18	447	9	0
CDX.IG-40 5-Year Index	1.000	Quarterly	06/20/2028	200	1	3	4	0	0
CDX.IG-41 5-Year Index	1.000	Quarterly	12/20/2028	100	1	1	2	0	0
CDX.IG-43 5-Year Index	1.000	Quarterly	12/20/2029	16,200	363	(51)	312	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

CDX.IG-44 5-Year Index	1.000	Quarterly		06/20/2030		6,000	110	0	110	1	0
CDX.iTraxx Main 43 5-Year Index	1.000	Quarterly		06/20/2030	EUR	5,600	123	(14)	109	0	(9)

							$1,927	$(85)	$1,842	$23	$(9)

INTEREST RATE SWAPS
										Variation Margin(6)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	2,000	$66	$(7)	$59	$0	$(9)
Receive	1-Day GBP-SONIO Compounded-OIS	3.700	Annual	03/28/2034		200	(1)	9	8	0	(2)
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		3,300	205	26	231	0	(30)
Receive	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		200	24	5	29	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.176	Annual	04/27/2027	JPY	180,000	0	(17)	(17)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.020	Semi-Annual	09/20/2028		430,000	10	92	102	0	(6)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/15/2029		4,351,000	210	970	1,180	0	(77)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.700	Annual	09/18/2029		2,200,000	29	139	168	0	(47)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	06/15/2032		541,400	2	180	182	0	(19)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,130,000	63	91	154	0	(53)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	03/15/2042		258,000	69	231	300	0	(15)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.711	Annual	04/27/2042		46,000	0	43	43	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	2.688	Annual	04/04/2025		$700	(5)	(12)	(17)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.690	Annual	04/04/2025		300	(2)	(5)	(7)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.697	Annual	04/04/2025		1,300	(10)	(21)	(31)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.781	Annual	04/09/2025		1,100	(8)	(17)	(25)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.721	Annual	04/10/2025		600	(4)	(10)	(14)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.785	Annual	04/10/2025		800	(6)	(12)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.835	Annual	04/10/2025		800	(6)	(12)	(18)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.500	Annual	05/22/2025		100,490	(293)	(85)	(378)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	4.900	Annual	06/06/2025		42,400	5	26	31	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.600	Annual	01/16/2026		8,000	102	98	200	1	0
Receive	1-Day USD-SOFR Compounded-OIS	2.300	Annual	01/17/2026		5,700	1	103	104	1	0
Receive	1-Day USD-SOFR Compounded-OIS	0.940	Semi-Annual	06/08/2026		1,100	0	41	41	0	0
Receive	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2026		8,200	76	282	358	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Semi-Annual	06/19/2026		11,200	(915)	996	81	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2026		1,100	0	17	17	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	12/15/2026		12,400	114	(664)	(550)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.740	Semi-Annual	12/16/2026		400	(18)	32	14	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.570	Semi-Annual	01/11/2027		900	(1)	(43)	(44)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.425	Semi-Annual	01/18/2027		1,000	(2)	(49)	(51)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.350	Semi-Annual	01/20/2027		3,500	(1)	186	185	0	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	1.418	Semi-Annual	01/20/2027	500	0	(26)	(26)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.550	Semi-Annual	01/20/2027	15,500	(36)	(726)	(762)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.580	Semi-Annual	02/16/2027	1,100	(2)	(50)	(52)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	02/17/2027	2,600	(1)	131	130	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	02/17/2027	10,200	(27)	(436)	(463)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.573	Annual	02/28/2027	700	(1)	(29)	(30)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.928	Annual	03/25/2027	1,200	(2)	(40)	(42)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2027	2,630	88	144	232	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.450	Annual	10/04/2027	1,790	0	71	71	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.900	Annual	10/04/2027	5,100	(37)	(100)	(137)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	2.955	Annual	10/04/2027	1,100	(8)	(20)	(28)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2027	660	47	(14)	33	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	03/10/2028	500	(1)	3	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.235	Semi-Annual	05/12/2028	400	(1)	33	32	0	0
Pay	1-Day USD-SOFR Compounded-OIS	0.500	Semi-Annual	06/16/2028	3,213	(130)	(203)	(333)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	06/20/2028	1,300	(111)	171	60	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/21/2028	29,180	204	525	729	0	(11)
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	09/05/2028	1,100	(8)	8	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.265	Semi-Annual	09/28/2028	800	(1)	(73)	(74)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.510	Annual	11/30/2028	430	0	3	3	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/30/2028	750	0	6	6	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/15/2028	3,066	60	(309)	(249)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/20/2028	14,450	74	(100)	(26)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	01/12/2029	578	0	53	53	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.700	Semi-Annual	01/12/2029	2,100	(6)	(172)	(178)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.518	Semi-Annual	01/20/2029	300	0	(27)	(27)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.630	Semi-Annual	01/26/2029	500	(1)	(42)	(43)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.940	Annual	02/22/2029	1,200	(3)	15	12	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.970	Annual	02/27/2029	400	(1)	6	5	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	02/28/2029	760	0	10	10	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2029	1,100	(35)	11	(24)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	06/15/2029	4,690	225	402	627	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2029	1,866	115	69	184	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2029	14,400	(257)	328	71	0	(10)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029	15,040	(239)	(49)	(288)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/10/2029	800	(71)	135	64	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	12/18/2029	800	(45)	127	82	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	68,730	(601)	429	(172)	0	(65)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2029	4,920	467	(84)	383	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	01/15/2030	2,800	(205)	489	284	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/12/2030	1,600	(145)	288	143	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	02/22/2030	900	(3)	(5)	(8)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.340	Annual	02/23/2030	800	(3)	(9)	(12)	1	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	1,400	(3)	(9)	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	03/10/2030	800	(74)	145	71	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.430	Semi-Annual	03/17/2030	800	(42)	133	91	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	12,000	505	(147)	358	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/17/2030	24,800	(996)	4,097	3,101	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2030	16,590	153	607	760	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/22/2030	1,300	(5)	(19)	(24)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.800	Annual	08/22/2030	200	(1)	1	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Semi-Annual	12/16/2030	719	4	104	108	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2030	4,570	246	(195)	51	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	03/20/2031	320	(15)	5	(10)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	550	0	15	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	880	0	18	18	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	4,400	274	502	776	0	(6)
Pay	1-Day USD-SOFR Compounded-OIS	0.750	Semi-Annual	06/16/2031	6,495	(498)	(650)	(1,148)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	49,300	456	(214)	242	0	(80)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	1,790	0	45	45	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.450	Semi-Annual	07/16/2031	800	(3)	120	117	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.405	Semi-Annual	09/07/2031	900	(4)	137	133	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	1.500	Semi-Annual	10/05/2031	600	(1)	(86)	(87)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.535	Semi-Annual	10/15/2031	600	(1)	(85)	(86)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.545	Semi-Annual	10/26/2031	400	(1)	(57)	(58)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Semi-Annual	12/15/2031	7,000	(143)	1,038	895	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2031	24,620	(294)	250	(44)	0	(45)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031	14,970	(271)	(107)	(378)	0	(29)
Pay	1-Day USD-SOFR Compounded-OIS	1.735	Semi-Annual	01/12/2032	400	(1)	(55)	(56)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.655	Semi-Annual	01/24/2032	500	(1)	(71)	(72)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.768	Semi-Annual	02/02/2032	400	(1)	(54)	(55)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	02/18/2032	900	(5)	(105)	(110)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	1.730	Annual	02/24/2032	700	(3)	(82)	(85)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2032	10,100	393	(115)	278	0	(19)
Pay	1-Day USD-SOFR Compounded-OIS	1.817	Annual	04/05/2032	2,400	(12)	(342)	(354)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.872	Annual	04/06/2032	1,200	(6)	(166)	(172)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	2.385	Annual	06/08/2032	300	3	28	31	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	1,980	75	288	363	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	1.250	Annual	06/15/2032	2,170	(188)	(211)	(399)	4	0
Pay	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	4,010	(173)	(420)	(593)	8	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2032	2,108	176	137	313	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	11,180	1,312	48	1,360	0	(23)
Pay	1-Day USD-SOFR Compounded-OIS	3.400	Annual	02/23/2033	400	(2)	(7)	(9)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.430	Annual	02/27/2033	500	(2)	(8)	(10)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	03/01/2033	400	(2)	(8)	(10)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.405	Annual	03/01/2033	500	(2)	(9)	(11)	1	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.425	Annual	03/01/2033	500	(2)	(8)	(10)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	03/06/2033	500	(2)	(13)	(15)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	03/07/2033	1,000	(4)	(15)	(19)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	05/22/2033	45,500	440	927	1,367	0	(27)
Pay	1-Day USD-SOFR Compounded-OIS	3.420	Annual	05/24/2033	600	(2)	(19)	(21)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	06/06/2033	19,440	(69)	295	226	0	(51)
Pay	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/14/2033	1,300	(6)	(49)	(55)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	06/21/2033	3,995	60	205	265	0	(10)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/21/2033	900	(4)	(20)	(24)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	07/10/2033	400	(1)	(5)	(6)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	07/12/2033	400	(1)	(1)	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	08/07/2033	200	(1)	0	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	08/30/2033	1,000	(3)	11	8	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.950	Annual	09/13/2033	800	(3)	13	10	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.165	Annual	09/27/2033	800	(3)	27	24	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.155	Annual	10/02/2033	600	(2)	19	17	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.030	Annual	10/04/2033	800	(3)	18	15	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.175	Annual	10/10/2033	400	(1)	13	12	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	10/12/2033	400	(2)	14	12	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	10/18/2033	300	(1)	11	10	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.220	Annual	10/20/2033	400	(1)	15	14	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.230	Annual	10/23/2033	200	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.255	Annual	10/23/2033	200	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.393	Annual	10/25/2033	200	(1)	11	10	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.435	Annual	11/01/2033	200	(1)	11	10	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.450	Annual	11/01/2033	400	(2)	23	21	1	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	11/22/2033	400	(2)	(13)	(15)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	400	(2)	(6)	(8)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	400	(2)	(4)	(6)	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/20/2033	1,560	(76)	45	(31)	4	0
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	400	(2)	(1)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	200	(1)	1	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	200	(1)	0	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.684	Annual	01/03/2034	200	(1)	2	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	400	(2)	5	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.670	Annual	01/08/2034	400	(2)	5	3	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.594	Annual	01/09/2034	400	0	5	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	200	(1)	3	2	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.735	Annual	01/23/2034	200	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.738	Annual	01/23/2034	100	0	0	0	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.665	Annual	01/24/2034	400	(2)	(1)	(3)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.685	Annual	01/24/2034	400	(2)	0	(2)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.725	Annual	02/07/2034	200	(1)	1	0	1	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	02/21/2034	800	(4)	11	7	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.650	Annual	03/05/2034	400	(2)	(1)	(3)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.710	Annual	03/05/2034	400	(1)	0	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/10/2034	400	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	04/15/2034	200	(1)	1	0	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.080	Annual	04/17/2034	400	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.085	Annual	04/22/2034	400	(2)	9	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.150	Annual	04/22/2034	400	(1)	10	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.105	Annual	04/24/2034	700	(2)	16	14	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.078	Annual	04/29/2034	400	(1)	8	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	04/30/2034	1,300	(4)	28	24	4	0
Pay	1-Day USD-SOFR Compounded-OIS	4.130	Annual	05/03/2034	400	(1)	10	9	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.200	Annual	05/06/2034	700	(2)	22	20	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	3,290	(92)	63	(29)	9	0
Receive	1-Day USD-SOFR Compounded-OIS	3.994	Annual	07/02/2034	700	(2)	(7)	(9)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	4.060	Annual	07/02/2034	400	(1)	(6)	(7)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	900	(3)	0	(3)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	700	(2)	(1)	(3)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	500	(2)	1	(1)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.795	Annual	08/06/2034	500	(2)	3	1	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	500	(2)	9	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.715	Annual	08/07/2034	500	(2)	7	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	500	(2)	8	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	500	(2)	13	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	700	(2)	16	14	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	300	(1)	7	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	500	(2)	14	12	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	700	(2)	18	16	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	500	(2)	13	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	500	(2)	11	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	500	(2)	13	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	500	(2)	13	11	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	500	(2)	11	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	1,000	(4)	23	19	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	300	(1)	6	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	1,100	(4)	23	19	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	500	(2)	9	7	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	1,000	(4)	29	25	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	200	(1)	8	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.410	Annual	09/05/2034	500	(2)	19	17	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	250	(1)	13	12	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034	800	(3)	39	36	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	500	(2)	26	24	0	(1)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.248	Annual	09/18/2034	500	(2)	26	24	0	(1)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	500	(2)	(13)	(15)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	500	(2)	(16)	(18)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	500	(2)	(15)	(17)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.446	Annual	10/23/2034	500	(1)	(14)	(15)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.463	Annual	10/23/2034	500	(1)	(13)	(14)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	500	(2)	(11)	(13)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.465	Annual	10/30/2034	1,100	(4)	(26)	(30)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.485	Annual	10/30/2034	900	(3)	(20)	(23)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.455	Annual	11/01/2034	900	(3)	(23)	(26)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.470	Annual	11/01/2034	900	(3)	(22)	(25)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	900	(3)	(24)	(27)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.515	Annual	11/06/2034	3,100	(11)	(60)	(71)	9	0
Pay	1-Day USD-SOFR Compounded-OIS	3.535	Annual	11/06/2034	1,800	(6)	(32)	(38)	5	0
Pay	1-Day USD-SOFR Compounded-OIS	3.860	Annual	11/14/2034	600	(2)	6	4	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.793	Annual	11/19/2034	900	(4)	5	1	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	300	(1)	3	2	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	210	5	(6)	(1)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.840	Annual	01/08/2035	600	(2)	5	3	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.890	Annual	01/08/2035	300	(1)	4	3	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.900	Annual	01/08/2035	600	(2)	8	6	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	900	(2)	10	8	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	900	(2)	20	18	3	0
Pay	1-Day USD-SOFR Compounded-OIS	4.071	Annual	01/15/2035	600	(2)	17	15	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	300	(1)	9	8	1	0
Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	600	(2)	18	16	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	300	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	600	(2)	(5)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035	300	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	600	(2)	(3)	(5)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035	600	(2)	(5)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	1,000	(3)	(14)	(17)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	1,200	(3)	(13)	(16)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	1.910	Semi-Annual	10/17/2049	300	(65)	171	106	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	1.895	Semi-Annual	10/18/2049	300	(64)	171	107	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	270	0	23	23	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	270	0	18	18	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	140	0	8	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	12/11/2049	2,200	(658)	1,311	653	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.625	Semi-Annual	02/03/2050	3,000	(443)	1,660	1,217	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	1.875	Semi-Annual	02/07/2050	1,200	(251)	689	438	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	2.250	Semi-Annual	03/12/2050	900	(274)	547	273	0	(5)
Pay	1-Day USD-SOFR Compounded-OIS	1.491	Semi-Annual	01/21/2051	400	(4)	(170)	(174)	2	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.250	Semi-Annual	06/16/2051		2,000	373	567	940	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	1.785	Semi-Annual	08/12/2051		500	(7)	202	195	0	(2)
Pay	1-Day USD-SOFR Compounded-OIS	2.000	Semi-Annual	12/15/2051		4,000	76	(1,468)	(1,392)	22	0
Pay	1-Day USD-SOFR Compounded-OIS	1.815	Semi-Annual	01/24/2052		100	(1)	(38)	(39)	0	0
Pay	1-Day USD-SOFR Compounded-OIS	1.867	Semi-Annual	01/26/2052		100	(1)	(37)	(38)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/15/2052		4,000	(163)	46	(117)	0	(30)
Pay	1-Day USD-SOFR Compounded-OIS	3.080	Annual	02/23/2053		200	(2)	(24)	(26)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.370	Annual	07/12/2053		300	(2)	(24)	(26)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053		390	(4)	40	36	0	(3)
Pay	1-Day USD-SOFR Compounded-OIS	3.555	Annual	03/05/2054		200	(2)	(7)	(9)	1	0
Pay	1-Year BRL-CDI	9.874	Maturity	01/02/2026	BRL	3,000	0	(29)	(29)	0	0
Pay	1-Year BRL-CDI	9.899	Maturity	01/02/2026		1,500	0	(15)	(15)	0	0
Pay	1-Year BRL-CDI	9.939	Maturity	01/02/2026		2,400	0	(23)	(23)	0	0
Pay	1-Year BRL-CDI	10.052	Maturity	01/02/2026		5,600	0	(51)	(51)	1	0
Pay	1-Year BRL-CDI	10.085	Maturity	01/02/2026		5,600	0	(51)	(51)	1	0
Pay	1-Year BRL-CDI	10.105	Maturity	01/02/2026		5,500	0	(50)	(50)	1	0
Pay	1-Year BRL-CDI	9.998	Maturity	01/04/2027		4,400	0	(64)	(64)	1	0
Pay	1-Year BRL-CDI	10.037	Maturity	01/04/2027		1,100	0	(16)	(16)	0	0
Pay	1-Year BRL-CDI	10.041	Maturity	01/04/2027		4,600	0	(66)	(66)	1	0
Pay	1-Year BRL-CDI	10.072	Maturity	01/04/2027		3,270	0	(41)	(41)	1	0
Pay	1-Year BRL-CDI	10.090	Maturity	01/04/2027		8,600	0	(123)	(123)	3	0
Pay	1-Year BRL-CDI	10.098	Maturity	01/04/2027		9,900	0	(123)	(123)	3	0
Pay	1-Year BRL-CDI	10.138	Maturity	01/04/2027		2,100	0	(29)	(29)	1	0
Pay	1-Year BRL-CDI	10.165	Maturity	01/04/2027		5,020	0	(61)	(61)	1	0
Pay	1-Year BRL-CDI	10.170	Maturity	01/04/2027		8,380	0	(101)	(101)	3	0
Pay	1-Year BRL-CDI	10.183	Maturity	01/04/2027		15,050	0	(181)	(181)	5	0
Pay	1-Year BRL-CDI	10.203	Maturity	01/04/2027		11,730	0	(141)	(141)	4	0
Pay	1-Year BRL-CDI	10.210	Maturity	01/04/2027		1,690	0	(20)	(20)	1	0
Pay	1-Year BRL-CDI	10.256	Maturity	01/04/2027		11,720	0	(138)	(138)	4	0
Pay	1-Year BRL-CDI	10.328	Maturity	01/04/2027		9,670	0	(111)	(111)	3	0
Pay	1-Year BRL-CDI	11.250	Maturity	01/04/2027		800	0	(10)	(10)	0	0
Pay	1-Year BRL-CDI	11.275	Maturity	01/04/2027		400	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	11.290	Maturity	01/04/2027		400	0	(5)	(5)	0	0
Pay	1-Year BRL-CDI	11.731	Maturity	01/04/2027		200	0	(2)	(2)	0	0
Pay	1-Year BRL-CDI	11.746	Maturity	01/04/2027		900	0	(8)	(8)	0	0
Pay	1-Year BRL-CDI	11.901	Maturity	01/04/2027		2,200	0	(19)	(19)	1	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	09/18/2029	AUD	17,700	183	(141)	42	40	0
Pay(5)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		11,600	78	39	117	62	0
Pay	3-Month EUR-EURIBOR	2.770	Annual	04/16/2029	EUR	500	(1)	17	16	1	0
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029		500	(1)	18	17	1	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		500	(1)	19	18	1	0
Pay	3-Month EUR-EURIBOR	2.950	Annual	06/12/2029		400	(1)	18	17	1	0
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		400	(1)	(10)	(11)	0	(1)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		500	(1)	(4)	(5)	0	(1)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		300	(1)	(2)	(3)	0	(1)
Receive	3-Month EUR-EURIBOR	2.580	Annual	08/29/2034		300	(1)	(2)	(3)	0	(1)
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	3,800	23	101	124	7	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	07/31/2028	ZAR	7,100	0	11	11	1	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	07/31/2028		1,900	0	3	3	0	0
Pay	3-Month ZAR-JIBAR	8.420	Quarterly	07/31/2028		7,100	0	11	11	1	0
Pay	3-Month ZAR-JIBAR	8.426	Quarterly	08/01/2028		2,800	0	4	4	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/01/2028		4,800	0	8	8	0	0
Pay	3-Month ZAR-JIBAR	8.460	Quarterly	08/02/2028		4,900	0	8	8	0	0
Pay	3-Month ZAR-JIBAR	8.550	Quarterly	08/03/2028		5,600	0	10	10	0	0
Pay	3-Month ZAR-JIBAR	8.380	Quarterly	08/04/2028		10,000	0	15	15	1	0
Pay	3-Month ZAR-JIBAR	8.415	Quarterly	08/04/2028		2,500	0	4	4	0	0
Pay	3-Month ZAR-JIBAR	8.421	Quarterly	08/04/2028		3,500	0	5	5	0	0
Pay	3-Month ZAR-JIBAR	8.543	Quarterly	08/04/2028		2,600	0	5	5	0	0
Pay	3-Month ZAR-JIBAR	8.360	Quarterly	08/07/2028		10,600	0	15	15	1	0
Pay	3-Month ZAR-JIBAR	8.410	Quarterly	08/07/2028		1,500	0	2	2	0	0
Pay	3-Month ZAR-JIBAR	8.000	Quarterly	01/03/2031		2,700	0	1	1	1	0
Pay	3-Month ZAR-JIBAR	8.001	Quarterly	01/06/2031		2,700	0	1	1	1	0
Pay	3-Month ZAR-JIBAR	8.010	Quarterly	01/07/2031		2,700	0	1	1	1	0
Pay	3-Month ZAR-JIBAR	8.030	Quarterly	01/07/2031		2,700	0	1	1	1	0
Pay	3-Month ZAR-JIBAR	8.053	Quarterly	01/07/2031		2,700	0	1	1	1	0
Pay	3-Month ZAR-JIBAR	8.058	Quarterly	01/07/2031		2,700	0	1	1	1	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

Pay	3-Month ZAR-JIBAR	8.063	Quarterly	01/08/2031		2,600	0	1	1	0	0
Pay	3-Month ZAR-JIBAR	8.080	Quarterly	01/08/2031		9,100	0	4	4	2	0
Pay	3-Month ZAR-JIBAR	8.203	Quarterly	01/10/2031		2,600	0	2	2	0	0
Pay	6-Month AUD-BBR-BBSW	2.750	Semi-Annual	06/17/2026	AUD	13,870	1,320	(1,493)	(173)	8	0
Pay	6-Month AUD-BBR-BBSW	3.000	Semi-Annual	03/21/2027		1,090	126	(137)	(11)	1	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033		4,200	(7)	63	56	18	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		5,300	(20)	86	66	24	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		2,100	28	(3)	25	10	0
Receive	6-Month EUR-EURIBOR	0.363	Annual	06/30/2025	EUR	100	0	2	2	0	0
Receive	6-Month EUR-EURIBOR	0.329	Annual	12/30/2025		100	0	3	3	0	0
Pay	6-Month EUR-EURIBOR	3.450	Annual	10/20/2028		500	(1)	23	22	1	0
Receive	6-Month EUR-EURIBOR	2.360	Annual	10/07/2029		500	(1)	3	2	0	(1)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		41,790	(493)	134	(359)	92	0
Pay	6-Month EUR-EURIBOR	2.000	Annual	09/21/2032		1,920	(4)	(52)	(56)	6	0
Pay	6-Month EUR-EURIBOR	3.270	Annual	08/21/2033		300	(1)	23	22	1	0
Pay	6-Month EUR-EURIBOR	3.300	Annual	10/03/2033		800	(3)	51	48	3	0
Pay	6-Month EUR-EURIBOR	2.760	Annual	03/04/2034		300	(1)	5	4	1	0
Pay	6-Month EUR-EURIBOR	2.750	Annual	03/05/2034		300	(1)	5	4	1	0
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		1,000	(3)	(20)	(23)	4	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		300	(1)	(5)	(6)	1	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		300	(1)	0	(1)	1	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		300	(1)	(3)	(4)	1	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		400	(1)	(6)	(7)	0	(7)
Receive	6-Month EUR-EURIBOR	0.250	Annual	03/18/2050		200	(13)	109	96	0	(1)
Receive	6-Month EUR-EURIBOR	0.500	Annual	06/17/2050		400	(63)	237	174	0	(2)
Receive(5)	6-Month EUR-EURIBOR	0.830	Annual	12/09/2052		12,500	132	984	1,116	0	(6)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		20,100	1,594	44	1,638	0	(158)
Pay	28-Day MXN-TIIE	8.990	Lunar	12/18/2029	MXN	4,600	0	9	9	0	0
Pay	28-Day MXN-TIIE	9.135	Lunar	12/27/2029		5,600	0	12	12	0	0
Pay	28-Day MXN-TIIE	9.150	Lunar	12/31/2029		8,000	0	18	18	0	0
Pay	28-Day MXN-TIIE	9.108	Lunar	03/13/2030		21,100	0	46	46	1	0
Pay	CAONREPO	3.750	Semi-Annual	12/20/2025	CAD	9,400	(160)	232	72	1	0
Pay	UKRPI	4.000	Maturity	09/15/2031	GBP	300	0	(42)	(42)	1	0
Pay	UKRPI	4.055	Maturity	09/15/2031		400	2	(54)	(52)	1	0
Pay	UKRPI	4.066	Maturity	09/15/2031		700	(9)	(82)	(91)	1	0
Pay	UKRPI	4.020	Maturity	10/15/2031		400	(2)	(52)	(54)	1	0
Pay	UKRPI	4.140	Maturity	10/15/2031		1,000	(3)	(114)	(117)	2	0
Pay	UKRPI	4.400	Maturity	10/15/2031		500	4	(44)	(40)	1	0
Pay	UKRPI	4.250	Maturity	11/15/2031		900	(8)	(78)	(86)	3	0

							$1,077	$12,183	$13,260	$557	$(1,107)

Total Swap Agreements							$3,101	$12,090	$15,191	$580	$(1,117)

(l)	Securities with an aggregate market value of $8,333 and cash of $12,056 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

(5)			This instrument has a forward starting effective date.
(6)			Unsettled variation margin liability of $(3) for closed swap agreements is outstanding at period end.
(m)			FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability

AZD	04/2025	JPY	139,788		$927	$0	$(5)
	04/2025		$7,730	AUD	12,219	0	(95)
	04/2025		576	JPY	86,100	0	(2)
	04/2025		92	SGD	123	0	0
	05/2025	AUD	12,219		$7,732	95	0
	05/2025	CNH	6,080		830	0	(9)
	05/2025	SGD	123		92	0	0
	05/2025		$2,481	CNH	17,966	1	(3)
	05/2025		927	JPY	139,319	5	0
	06/2025	CNH	15,486		$2,119	0	(23)
	07/2025		8,941		1,241	2	0
	08/2025		8,942		1,240	0	(2)
BOA	04/2025	GBP	968		1,230	0	(21)
	04/2025	KRW	300,759		205	1	0
	04/2025	ZAR	7,247		397	2	0
	05/2025	CNH	4,877		666	0	(7)
	05/2025	IDR	2,493,267		150	0	0
	05/2025		$164	INR	14,059	0	0
	05/2025		666	TRY	29,499	77	0
	06/2025		205	KRW	299,627	0	(1)
	08/2025	TWD	465		$14	0	0
BPS	04/2025	BRL	3,419		590	0	(9)
	04/2025	EUR	40,304		42,277	0	(1,304)
	04/2025	GBP	434		558	0	(2)
	04/2025	IDR	13,121,696		792	4	0
	04/2025	ILS	960		260	2	0
	04/2025	JPY	49,889		332	0	(1)
	04/2025	SGD	889		668	6	0
	04/2025	TWD	161,727		4,926	56	0
	04/2025		$600	BRL	3,419	0	(1)
	04/2025		2,084	IDR	34,214,604	0	(31)
	04/2025		1,542	INR	133,936	23	0
	04/2025		5,681	JPY	846,913	0	(34)
	04/2025		1,416	KRW	2,056,530	0	(20)
	04/2025		59	SGD	79	0	0
	04/2025		624	TRY	23,779	3	0
	04/2025		2,698	TWD	88,365	0	(37)
	04/2025		854	ZAR	15,589	0	(5)
	04/2025	ZAR	11,802		$647	4	0
	05/2025	CNH	18,012		2,479	1	(7)
	05/2025	IDR	7,313,228		440	1	0
	05/2025	SGD	79		59	0	0
	05/2025		$510	EUR	473	2	0
	05/2025		493	IDR	8,188,147	0	(3)
	05/2025		1,473	INR	126,332	2	0
	05/2025		332	JPY	49,722	1	0
	06/2025	CNH	22,591		$3,103	0	(23)
	06/2025	KRW	75,827		53	2	0
	06/2025		$2,334	PLN	9,140	23	(2)
	07/2025	TWD	41,061		$1,264	20	0
	08/2025		45,767		1,400	10	0
	10/2025	BRL	29,050		4,496	0	(377)
	05/2029	KWD	174		600	11	0
	07/2029		23		80	1	0
BRC	04/2025	INR	7,411		85	0	(2)
	04/2025	TRY	41,142		1,039	0	(17)
	04/2025		$29,468	GBP	22,741	0	(92)
	04/2025		768	IDR	12,579,682	0	(14)
	04/2025		86	INR	7,402	0	0
	04/2025		2,184	TRY	84,413	15	(23)
	05/2025	GBP	22,741		$29,466	92	0
	05/2025	INR	7,423		86	0	0
	05/2025		$4,422	TRY	172,918	0	(108)
	06/2025	KRW	3,257,617		$2,253	34	0
	06/2025	TRY	38,051		906	0	(2)
	06/2025		$83	PLN	323	0	0
	06/2025		2,336	TRY	92,839	0	(97)
	08/2025	TWD	47,067		$1,446	16	0
BSH	04/2025	AUD	11,006		6,973	96	0
	04/2025	JPY	1,333,096		8,877	0	(11)
	04/2025	PEN	4,869		1,294	0	(30)
	05/2025		525		139	0	(4)
	05/2025		$8,877	JPY	1,328,606	11	0
	06/2025	PEN	10,324		$2,823	18	0
	06/2025		$490	PLN	1,891	0	(3)
	07/2025	PEN	823		$222	0	(2)

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

CBK	04/2025	CHF	176		200	1	0
	04/2025	IDR	14,064,923		848	3	0
	04/2025	ILS	2,866		786	15	0
	04/2025	INR	39,630		462	0	(1)
	04/2025	JPY	77,000		519	6	0
	04/2025	PEN	3,573		960	0	(12)
	04/2025	TWD	188,232		5,744	76	0
	04/2025		$8,878	CAD	12,662	0	(79)
	04/2025		1,491	GBP	1,153	0	(2)
	04/2025		1,891	IDR	30,964,776	0	(33)
	04/2025		570	INR	48,874	1	0
	04/2025		88	KRW	128,728	0	(1)
	04/2025		1,204	PEN	4,401	0	(7)
	04/2025		5,766	TWD	188,963	0	(75)
	05/2025	CAD	12,644		$8,878	79	0
	05/2025	IDR	8,765,500		528	2	0
	05/2025	PEN	465		123	0	(4)
	05/2025		$492	IDR	8,167,808	0	(2)
	06/2025	KRW	8,581,085		$5,967	122	0
	06/2025	PEN	3,479		950	5	0
	07/2025		6,710		1,824	3	(1)
	07/2025	TWD	64,291		1,977	29	0
	08/2025	PEN	116		31	0	(1)
	08/2025	TWD	56,718		1,737	14	0
	09/2025	PEN	2,512		684	3	0
	12/2025		3,444		930	0	(1)
DUB	04/2025	ILS	2,893		795	17	0
	04/2025	NZD	707		404	2	0
	04/2025		$1,415	IDR	23,414,606	0	(11)
	04/2025		245	INR	21,052	1	0
	04/2025		406	NZD	707	0	(5)
	04/2025		78	SGD	105	0	0
	05/2025	IDR	1,089,565		$66	0	0
	05/2025	NZD	707		406	5	0
	05/2025	SGD	63		47	0	0
	06/2025	KRW	3,119,739		2,184	59	0
FAR	04/2025	AUD	292		184	2	0
	04/2025	BRL	116,534		20,297	0	(125)
	04/2025	CHF	6,907		7,748	0	(58)
	04/2025	ILS	3,249		895	21	0
	04/2025	JPY	953,752		6,335	0	(24)
	04/2025		$20,311	BRL	116,534	110	0
	04/2025		4,403	JPY	656,964	0	(23)
	04/2025		65	TWD	2,145	0	(1)
	05/2025		633	CNH	4,566	0	(3)
	05/2025		6,335	JPY	950,539	24	0
	06/2025		20,297	BRL	118,016	122	0
	06/2025		1,608	PLN	6,221	0	(6)
	07/2025	CNH	4,548		$633	3	0
GLM	04/2025	BRL	14,014		2,440	0	(15)
	04/2025	CAD	1,691		1,176	1	0
	04/2025	IDR	11,599,223		699	3	0
	04/2025	KRW	457,885		312	1	0
	04/2025	PEN	5,775		1,547	0	(24)
	04/2025	TRY	9,769		243	0	(7)
	04/2025		$2,379	BRL	14,014	76	0
	04/2025		1,321	IDR	21,738,481	0	(17)
	04/2025		120	KRW	175,389	0	(1)
	04/2025		1,073	TRY	41,471	1	(2)
	05/2025	CNH	4,742		$647	0	(7)
	05/2025	IDR	4,211,885		253	0	0
	05/2025		$699	IDR	11,609,702	0	(3)
	06/2025		1,050	CNH	7,604	3	0
	06/2025		312	KRW	456,221	0	(1)
	06/2025		735	PLN	2,837	0	(4)
	07/2025	BRL	26,900		$4,489	0	(134)
	07/2025	TWD	18,886		581	9	0
	07/2025		$358	TWD	11,653	0	(5)
	08/2025	CNH	4,344		$606	2	0
	10/2025	BRL	4,600		711	0	(61)
JPM	04/2025		2,426		423	0	(2)
	04/2025	IDR	598,319		36	0	0
	04/2025	ILS	4,076		1,118	22	0
	04/2025	INR	4,615		53	0	(1)
	04/2025	JPY	293,892		1,947	0	(12)
	04/2025	TRY	18,835		468	0	(14)
	04/2025	TWD	2,727		83	0	0
	04/2025		$422	BRL	2,426	3	0
	04/2025		43,381	EUR	40,220	109	0
	04/2025		308	IDR	5,069,906	0	(4)
	04/2025		397	INR	34,309	3	0
	04/2025		4,730	JPY	705,031	0	(29)
	04/2025		88	KRW	128,671	0	(1)
	04/2025		33	SGD	45	0	0
	04/2025		1,795	TWD	58,827	0	(24)
	04/2025	ZAR	6,449		$353	2	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

05/2025	EUR	40,220	43,452	0	(108)
05/2025	IDR	2,842,336	171	1	0
05/2025	$2,325	CNH	16,853	3	(2)
05/2025	1,947	JPY	292,907	12	0
05/2025	1,300	TRY	51,168	0	(41)
06/2025	MXN	29,429	$1,426	3	0
06/2025	TRY	426	11	0	0
06/2025	$2,465	PLN	9,587	7	(2)
07/2025	CNH	8,617	$1,194	1	(1)
07/2025	TWD	41,564	1,278	19	0
07/2025	$423	BRL	2,473	2	0
08/2025	CNH	8,159	$1,131	0	(3)
08/2025	TWD	75,613	2,324	27	0
08/2025	$83	TWD	2,706	0	0
MBC	04/2025	AUD	921	$581	5	0
04/2025	CHF	358	404	0	0
04/2025	EUR	831	866	0	(33)
04/2025	TWD	37,438	1,157	30	0
04/2025	$8,416	CHF	7,435	0	(13)
04/2025	992	EUR	915	1	(4)
04/2025	1,033	GBP	817	23	0
04/2025	98	IDR	1,609,160	0	(2)
04/2025	505	INR	43,862	7	0
04/2025	284	SGD	379	0	(2)
04/2025	1,173	TWD	38,531	0	(13)
04/2025	ZAR	7,346	$401	1	0
05/2025	CHF	7,408	8,416	12	0
05/2025	CNH	8,810	1,215	1	(2)
05/2025	IDR	1,689,790	102	0	0
05/2025	$1,147	CNH	8,312	2	(1)
06/2025	CNH	15,729	$2,168	0	(9)
06/2025	KRW	1,717,593	1,194	24	0
07/2025	CNH	4,131	573	1	0
07/2025	TWD	19,782	607	8	0
08/2025	CNH	7,046	979	2	(2)
08/2025	TWD	18,516	566	4	0
MYI	04/2025	CAD	10,971	7,707	83	0
04/2025	GBP	23,309	29,535	0	(575)
04/2025	$119	SGD	159	0	0
04/2025	319	TWD	10,420	0	(5)
04/2025	ZAR	31,348	$1,715	7	0
05/2025	IDR	1,599,571	96	0	0
06/2025	$268	PLN	1,062	6	0
NGF	06/2025	KRW	1,153,630	$810	24	0
SCX	04/2025	JPY	77,007	511	0	(3)
04/2025	PEN	454	121	0	(3)
04/2025	TWD	19,829	611	14	0
04/2025	$958	IDR	15,673,410	0	(18)
04/2025	88	KRW	128,534	0	(1)
04/2025	339	TWD	11,168	0	(3)
05/2025	CNH	8,022	$1,113	6	0
05/2025	IDR	659,815	40	0	0
05/2025	$622	JPY	93,267	3	0
06/2025	1,574	CNH	11,356	0	(3)
08/2025	TWD	11,075	$339	3	0
UAG	04/2025	IDR	1,428,417	86	0	0
04/2025	$86	IDR	1,428,417	0	0
04/2025	4,341	JPY	645,939	0	(35)
04/2025	47	TRY	1,878	2	0
05/2025	86	IDR	1,430,426	0	0
06/2025	374	PLN	1,443	0	(2)

Total Forward Foreign Currency Contracts	$1,941	$(4,158)

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC USD versus TRY	TRY	40.500	05/07/2025	3,200	$(130)	$(129)
Call - OTC USD versus TRY	51.500	05/07/2025	3,200	(90)	(19)

$(220)	$(148)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	600	$(1)	$(2)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	600	(1)	0
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	300	(1)	0

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	2.860	04/07/2025	300	(1)		0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Receive	2.550	04/11/2025	400	(2)		(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	2.900	04/11/2025	400	(2)		0
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Receive	3.535	04/10/2025	1,200	(5)		(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR		Pay	3.985	04/10/2025	1,200	(5)		(1)
MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Receive	2.520	04/07/2025	300	(1)		0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	2.890	04/07/2025	300	(1)		0

								$(20)		$(6)

Total Written Options								$(240)		$(154)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bond	1.000%	Quarterly	12/20/2027	1.335%	$300	$(27)	$24	$0	$(3)
BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.990	200	(9)	9	0	0
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.793	100	(2)	3	1	0
CBK	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132	400	(14)	13	0	(1)
	Israel Government International Bond	1.000	Quarterly	06/20/2027	'0.570	700	(4)	11	7	0
DUB	Petroleos Mexicanos	4.750	Monthly	07/06/2026	0.003	1,317	0	9	9	0
	Petroleos Mexicanos	4.850	Monthly	07/06/2026	0.004	565	0	4	4	0
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132	400	(15)	14	0	(1)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335	200	(18)	16	0	(2)
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.859	300	(8)	10	2	0
	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326	400	(3)	2	0	(1)
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094	100	(4)	4	0	0
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132	300	(11)	10	0	(1)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335	400	(36)	33	0	(3)
	Israel Government International Bond	1.000	Quarterly	06/20/2029	0.793	300	(5)	8	3	0
	Israel Government International Bond	1.000	Quarterly	12/20/2029	0.859	200	(5)	6	1	0
	Mexico Government International Bond	1.000	Quarterly	12/20/2028	1.029	200	(2)	2	0	0
	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094	700	(31)	30	0	(1)

							$(194)	$208	$27	$(13)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	CMBX.NA.AAA.10 Index		0.500%	Monthly	11/17/2059	$11,600	$(253)	$262	$9	$0
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	15,100	23	(62)	0	(39)
	CMBX.NA.AAA.9 Index		0.500	Monthly	09/17/2058	11,282	(582)	587	5	0
SAL	CMBX.NA.AAA.10 Index		0.500	Monthly	11/17/2059	1,625	1	0	1	0
	CMBX.NA.AAA.11 Index		0.500	Monthly	11/18/2054	200	1	(1)	0	0
	CMBX.NA.AAA.12 Index		0.500	Monthly	08/17/2061	9,775	(40)	30	0	(10)
	CMBX.NA.AAA.13 Index		0.500	Monthly	12/16/2072	11,200	0	(29)	0	(29)

							$(850)	$787	$15	$(78)

Total Swap Agreements							$(1,044)	$995	$42	$(91)

(n)

Securities with an aggregate market value of $2,634 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$6,690	$7,021	$13,711
Corporate Bonds & Notes
Banking & Finance	0	45,601	0	45,601
Industrials	0	36,056	0	36,056
Utilities	0	15,994	0	15,994
Municipal Bonds & Notes
Illinois	0	49	0	49
U.S. Government Agencies	0	544,236	0	544,236
U.S. Treasury Obligations	0	115,705	0	115,705
Non-Agency Mortgage-Backed Securities	0	177,281	0	177,281
Asset-Backed Securities
Automobile ABS Other	0	5,813	0	5,813
Automobile Sequential	0	39,512	0	39,512
CMBS Other	0	4,406	0	4,406
Home Equity Other	0	115,443	0	115,443
Whole Loan Collateral	0	19,527	0	19,527
Other ABS	0	143,832	0	143,832
Sovereign Issues	0	65,308	0	65,308
Common Stocks
Communication Services	200	0	73	273
Financials	0	0	962	962
Health Care	0	0	1,047	1,047
Industrials	0	0	3	3
Warrants
Financials	0	0	1	1
Preferred Securities
Banking & Finance	0	1,789	0	1,789
Real Estate Investment Trusts
Real Estate	6	0	0	6
Short-Term Instruments
U.S. Treasury Bills	0	558	0	558

	$206	$1,337,800	$9,107	$1,347,113
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,160	$0	$0	$1,160

Total Investments	$1,366	$1,337,800	$9,107	$1,348,273

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(2,800)	$0	$(2,800)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	584	604	0	1,188
Over the counter	0	1,970	13	1,983

	$584	$2,574	$13	$3,171
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(77)	(1,179)	0	(1,256)
Over the counter	0	(4,403)	0	(4,403)

	$(77)	$(5,582)	$0	$(5,659)

Total Financial Derivative Instruments	$507	$(3,008)	$13	$(2,488)

Totals	$1,873	$1,331,992	$9,120	$1,342,985

Schedule of Investments PIMCO Income Portfolio (Cont.)	March 31, 2025 (Unaudited)

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Portfolio during the period ended March 31, 2025:
Category and Subcategory	Beginning Balance at 12/31/2024	Net Purchases (1)	Net Sales/Settlements (1)	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (2)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 03/31/2025	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 03/31/2025 (2)

Investments in Securities, at Value
Loan Participations and Assignments	$2,326	$0	$(31)	$0	$0	$7	$4,719	$0	$7,021	$6
Corporate Bonds & Notes
Industrials	534	0	(551)	0	0	17	0	0	0	17
Non-Agency Mortgage-Backed Securities	4,010	0	(200)	0	0	(3)	0	(3,807)	0	0
Common Stocks
Communication Services	85	0	0	0	0	(12)	0	0	73	(12)
Financials	943	0	0	0	0	19	0	0	962	19
Health Care	1,026	0	0	0	0	21	0	0	1,047	21
Industrials	1	2	0	0	0	0	0	0	3	0
Warrants
Communication Services	14	0	(14)	0	0	0	0	0	0	0
Financials	1	0	0	0	0	0	0	0	1	0

	$8,940	$2	$(796)	$0	$0	$49	$4,719	$(3,807)	$9,107	$51
Financial Derivative Instruments- Assets
Over the counter	$0	$7	$0	$0	$0	$6	$0	$0	$13	$6

Totals	$8,940	$9	$(796)	$0	$0	$55	$4,719	$(3,807)	$9,120	$57

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:
									(% Unless Noted Otherwise)

Category and Subcategory		Ending Balance at 03/31/2025	Valuation Technique			Unobservable Inputs			Input Value(s)	Weighted Average

Investments in Securities, at Value
Loan Participations and Assignments		$664	Comparable Companies			EBITDA Multiple		X	14.000	—
		1,785	Discounted Cash Flow			Discount Rate			7.571 - 14.360	8.131
		4,572	Third Party Vendor			Broker Quote			37.500 - 101.500	101.462
Common Stocks
Communication Services		38	Comparable Companies			EBITDA Multiple		X	4.609	—
		35	Reference Instrument			Stock Price w/Liquidity Discount			12.000	—
Financials		962	Comparable Companies			EBITDA Multiple		X	4.660	—
Health Care		1,047	Comparable Companies			EBITDA Multiple		X	14.000	—
Industrials		3	Indicative Market Quotation			Broker Quote			$1.063 - 3.281	3.075
Warrants
Financials		1	Option Pricing Model			Volatility			32.500	—
Financial Derivative Instruments- Assets
Over the counter		13	Indicative Market Quotation			Broker Quote			0.329 - 0.392	0.350

Total		$9,120

(1)

Net Purchases and Settlements for Financial Derivative Instruments may include payments made or received upon entering into swap agreements to compensate for differences between the stated terms of the swap agreement and prevailing market conditions.

(2)

Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at March 31, 2025 may be due to an investment no longer held or categorized as Level 3 at period end.

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 2 to Level 3 are a result of a change, in the normal course of business, from the use of methods used by Pricing Sources (Level 2) to the use of a Broker Quote or valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market-based data (Level 3). Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Adviser may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Adviser does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source or input of the reference instrument.

The Discounted Cash Flow model is based on future cash flows generated by the investment and may be normalized based on expected investment performance. Future cash flows are discounted to present value using an appropriate rate of return, typically calibrated to the initial transaction date and adjusted based on Capital Asset Pricing Model and/or other market-based inputs. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Comparable Companies model is based on application of valuation multiples from publicly traded comparable companies to the financials of the subject company. Adjustments may be made to the market-derived valuation multiples based on differences between the comparable companies and the subject company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

The Option Pricing Model is a commonly accepted method of allocating enterprise value across a capital structure. The method may be utilized when a capital structure includes multiple instruments with varying rights and preferences, there is no short term exit horizon, the nature of an exit event is unknown, or if the enterprise value is not sufficient to cover outstanding debt and preferred claims. The Option Pricing Model can also be used as a method to estimate enterprise value by ‘back-solving’ if there are recent indicative transactions for securities with the same issuer. The Option Pricing Model uses Black-Scholes option pricing, a generally accepted option model typically used to value call options, puts, warrants and convertible preferred securities. Significant changes in unobservable inputs would result in direct changes in the fair value of the security. These securities are categorized as level 3 of the fair value hierarchy.

Securities may be valued based on purchase prices of privately negotiated transactions. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,713	$89,954	$(96,501)	$(5)	$(1)	$1,160	$56	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BCY	Barclays Capital, Inc.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	UAG	UBS AG Stamford
CBK	Citibank N.A.

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	PEN	Peruvian New Sol
BRL	Brazilian Real	INR	Indian Rupee	PLN	Polish Zloty
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	TRY	Turkish New Lira
CNH	Chinese Renminbi (Offshore)	KWD	Kuwaiti Dinar	TWD	Taiwanese Dollar
EUR	Euro	MXN	Mexican Peso	USD (or $)	United States Dollar
GBP	British Pound	NZD	New Zealand Dollar	ZAR	South African Rand
IDR	Indonesian Rupiah

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BOBL	Bundesobligation, the German word for federal government bond	CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate
CAONREPO	Canadian Overnight Repo Rate Average	CMBX	Commercial Mortgage-Backed Index	SONIO	Sterling Overnight Interbank Average Rate
CDX.EM	Credit Derivatives Index - Emerging Markets	EUR003M	3 Month EUR Swap Rate	UKRPI	United Kingdom Retail Prices Index
CDX.HY	Credit Derivatives Index - High Yield	MUTKCALM	Tokyo Overnight Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	PIK	Payment-in-Kind
BABs	Build America Bonds	DAC	Designated Activity Company	TBA	To-Be-Announced
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	JIBAR	Johannesburg Interbank Agreed Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BRL-CDI	Brazil Interbank Deposit Rate	Lunar	Monthly payment based on 28-day periods. One year consists of 13 periods.	TIIE	Tasa de Interés Interbancaria de Equilibrio "Equilibrium Interbank Interest Rate"

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged)	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 143.4% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$202	$148
1.000% due 07/09/2029		5	3

Total Argentina (Cost $146)			151

AUSTRALIA 2.8%
CORPORATE BONDS & NOTES 1.0%
Commonwealth Bank of Australia 4.971% due 01/22/2030		$4,900	5,033

SOVEREIGN ISSUES 1.8%
Australia Government International Bond 1.750% due 06/21/2051	AUD	50	17
New South Wales Treasury Corp.
1.750% due 03/20/2034		4,900	2,350
2.000% due 03/08/2033		800	408
Queensland Treasury Corp.
1.750% due 07/20/2034		1,600	755
2.000% due 08/22/2033		3,900	1,951
Treasury Corp. of Victoria
2.000% due 09/17/2035		1,200	555
2.250% due 09/15/2033		5,000	2,546
4.250% due 12/20/2032		1,200	725

			9,307

Total Australia (Cost $14,346)			14,340

BELGIUM 0.2%
CORPORATE BONDS & NOTES 0.2%
KBC Group NV 5.796% due 01/19/2029 •		$800	822

Total Belgium (Cost $800)			822

CANADA 7.3%
CORPORATE BONDS & NOTES 1.2%
Air Canada Pass-Through Trust 3.300% due 07/15/2031		$67	63
Canadian Imperial Bank of Commerce 4.876% due 01/14/2030		3,700	3,791
Fairfax Financial Holdings Ltd. 2.750% due 03/29/2028	EUR	500	532
Toronto-Dominion Bank 4.814% due 07/16/2027		$2,100	2,126

			6,512

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.2%
Real Estate Asset Liquidity Trust
2.381% due 02/12/2055 ~	CAD	266	180
2.867% due 02/12/2055 ~		1,000	656

			836

SOVEREIGN ISSUES 5.9%
Canada Government Bond
1.500% due 12/01/2044 (f)		558	399
1.750% due 12/01/2053		910	459
3.250% due 12/01/2033		5,300	3,778
4.000% due 03/01/2029		1,600	1,171
Export Development Canada 7.130% due 03/11/2029	INR	84,800	1,004
Province of British Columbia 4.150% due 06/18/2034	CAD	3,700	2,686

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

Province of Ontario
3.500% due 01/27/2027	AUD	1,000	617
3.650% due 06/02/2033	CAD	14,000	9,897
Province of Quebec
3.600% due 09/01/2033		11,100	7,797
4.450% due 09/01/2034		1,100	816
PSP Capital, Inc. 4.500% due 09/05/2031	AUD	3,300	2,051

			30,675

Total Canada (Cost $38,609)			38,023

CAYMAN ISLANDS 4.7%
ASSET-BACKED SECURITIES 4.4%
American Money Management Corp. CLO Ltd. 5.493% due 01/20/2035 •		$1,300	1,296
Anchorage Capital CLO Ltd. 5.393% due 01/20/2035 •		1,800	1,796
AREIT Trust 5.514% due 11/17/2038 ~		126	126
Bain Capital Credit CLO Ltd. 5.533% due 07/19/2034 ~		1,600	1,602
BDS Ltd. 5.781% due 12/16/2036 ~		1,002	1,002
Carlyle Global Market Strategies CLO Ltd.
5.383% due 07/20/2034 ~		1,300	1,295
5.530% due 08/14/2030 •		12	12
Carval CLO Ltd. 5.538% due 07/16/2031 •		557	558
CIFC Funding Ltd. 5.508% due 10/24/2030 ~		724	725
Crestline Denali CLO Ltd. 5.585% due 04/20/2030 ~		165	165
Elevation CLO Ltd. 5.512% due 10/25/2030 •		93	93
Gallatin CLO Ltd. 5.654% due 07/15/2031 •		1,604	1,606
GPMT Ltd. 5.784% due 12/15/2036 •		1,070	1,063
KREF Ltd. 5.767% due 02/17/2039 •		1,517	1,514
LoanCore Issuer Ltd. 5.899% due 01/17/2037 •		1,478	1,476
MF1 Ltd. 5.667% due 02/19/2037 •		1,501	1,501
MF1 Multifamily Housing Mortgage Loan Trust 5.284% due 07/15/2036 ~		47	47
Northwoods Capital Ltd. 5.489% due 06/15/2031 ~		1,007	1,008
OFSI BSL X Ltd. 5.563% due 04/20/2034 •		2,100	2,099
Regatta Funding Ltd. 5.502% due 01/15/2033 •		1,600	1,601
Sandstone Peak Ltd. 5.582% due 10/15/2034 •		800	800
Starwood Commercial Mortgage Trust 5.631% due 04/18/2038 ~		1,081	1,073
Venture CLO Ltd. 5.433% due 10/20/2034 •		600	598

			23,056

CORPORATE BONDS & NOTES 0.2%
Gaci First Investment Co. 5.250% due 01/29/2034		600	599
Sands China Ltd. 5.400% due 08/08/2028		500	501

			1,100

SOVEREIGN ISSUES 0.1%
KSA Sukuk Ltd. 5.268% due 10/25/2028		400	409

Total Cayman Islands (Cost $24,569)			24,565

CHILE 0.1%
SOVEREIGN ISSUES 0.1%
Chile Government International Bond 4.850% due 01/22/2029		$600	605

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

Total Chile (Cost $600)			605

CHINA 1.3%
SOVEREIGN ISSUES 1.3%
China Government International Bond
3.530% due 10/18/2051	CNY	28,000	4,953
3.720% due 04/12/2051		9,000	1,636

Total China (Cost $6,009)			6,589

DENMARK 0.2%
CORPORATE BONDS & NOTES 0.2%
Jyske Realkredit AS
1.000% due 10/01/2050	DKK	151	16
1.500% due 10/01/2053		1,738	204
Nordea Kredit Realkreditaktieselskab
1.500% due 10/01/2053		4,197	492
Realkredit Danmark AS
1.500% due 10/01/2053		2,371	278

Total Denmark (Cost $1,273)			990

FRANCE 5.1%
CORPORATE BONDS & NOTES 0.7%
Banque Federative du Credit Mutuel SA 5.088% due 01/23/2027		$600	606
BPCE SA 5.716% due 01/18/2030 •		1,400	1,428
Credit Agricole SA 5.862% due 01/09/2036 •		1,800	1,842

			3,876

SOVEREIGN ISSUES 4.4%
France Government International Bond
0.500% due 05/25/2072	EUR	1,000	317
0.750% due 02/25/2028		3,200	3,307
0.750% due 05/25/2052		3,850	1,957
2.750% due 10/25/2027		3,200	3,500
2.750% due 02/25/2030		10,400	11,252
3.000% due 06/25/2049		2,300	2,126
3.750% due 05/25/2056		300	304

			22,763

Total France (Cost $29,894)			26,639

GERMANY 0.7%
CORPORATE BONDS & NOTES 0.4%
Deutsche Bank AG
1.750% due 11/19/2030 ~	EUR	1,300	1,296
3.547% due 09/18/2031 •		$1,000	920

			2,216

SOVEREIGN ISSUES 0.3%
Republic of Germany 2.300% due 02/15/2033	EUR	1,600	1,696

Total Germany (Cost $4,022)			3,912

HUNGARY 0.2%
SOVEREIGN ISSUES 0.2%
Hungary Government International Bond 6.250% due 09/22/2032		$900	929

Total Hungary (Cost $897)			929

IRELAND 3.3%
ASSET-BACKED SECURITIES 3.1%
Aurium CLO DAC 3.431% due 04/16/2030 •	EUR	494	533
BBAM European CLO DAC 3.574% due 07/22/2034 •		2,000	2,158
CVC Cordatus Loan Fund DAC
3.435% due 10/15/2031 •		599	647

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

3.871% due 10/23/2034 •		464	502
CVC Cordatus Opportunity Loan Fund-R DAC 3.310% due 08/15/2033 «•		1,100	1,190
Dryden Euro CLO DAC 3.445% due 04/15/2033 •		693	749
Grosvenor Place CLO DAC 3.845% due 01/15/2039 •		1,300	1,407
Hayfin Emerald CLO
3.914% due 01/22/2039 «•		2,600	2,813
4.413% due 01/25/2037 •		1,200	1,302
Jubilee CLO DAC 3.435% due 04/15/2031 •		486	525
Man GLG Euro CLO DAC 3.191% due 12/15/2031 •		615	665
Palmer Square European Loan Funding DAC 3.765% due 01/15/2033 •		1,159	1,255
Rockford Tower Europe CLO DAC 4.041% due 04/24/2037 •		1,100	1,190
Sculptor European CLO DAC 3.835% due 10/15/2034 •		1,000	1,081

			16,017

CORPORATE BONDS & NOTES 0.2%
AerCap Ireland Capital DAC
2.450% due 10/29/2026		$600	580
3.000% due 10/29/2028		600	564

			1,144

Total Ireland (Cost $17,492)			17,161

ISRAEL 0.3%
SOVEREIGN ISSUES 0.3%
Israel Government International Bond
4.500% due 01/17/2033		$400	374
5.500% due 03/12/2034		1,200	1,195

Total Israel (Cost $1,592)			1,569

ITALY 0.8%
CORPORATE BONDS & NOTES 0.5%
Banca Monte dei Paschi di Siena SpA
0.875% due 10/08/2027	EUR	900	952
2.625% due 04/28/2025		500	541
Intesa Sanpaolo SpA 8.248% due 11/21/2033 •		$700	804
Nexi SpA 2.125% due 04/30/2029	EUR	300	306

			2,603

SOVEREIGN ISSUES 0.3%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$900	910
Italy Government International Bond 6.000% due 08/04/2028	GBP	400	531

			1,441

Total Italy (Cost $4,217)			4,044

JAPAN 9.4%
CORPORATE BONDS & NOTES 0.5%
Mitsubishi UFJ Financial Group, Inc. 5.258% due 04/17/2030 •		$2,000	2,039
Nomura Holdings, Inc. 2.329% due 01/22/2027		500	480

			2,519

SOVEREIGN ISSUES 8.9%
Japan Government International Bond
0.100% due 01/01/2026	JPY	530,000	3,521
0.100% due 03/10/2028 (f)		711,731	4,916
0.300% due 06/20/2046		620,000	2,777
0.400% due 06/20/2029		300,000	1,947
0.500% due 09/20/2046		202,000	944
0.500% due 03/20/2049		428,000	1,895
0.700% due 12/20/2048		498,000	2,336
1.200% due 09/20/2035		920,000	5,932
1.500% due 09/20/2043		500,000	3,007

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

1.800% due 09/20/2044		180,000	1,127
1.800% due 03/20/2054		414,000	2,376
2.000% due 12/20/2044		545,000	3,521
2.200% due 06/20/2054		310,000	1,947
2.200% due 03/20/2064		440,000	2,608
2.300% due 12/20/2054		845,000	5,423
Tokyo Metropolitan Government 0.750% due 07/16/2025		$2,100	2,078

			46,355

Total Japan (Cost $62,879)			48,874

JERSEY, CHANNEL ISLANDS 0.1%
ASSET-BACKED SECURITIES 0.1%
Saranac CLO Ltd. 5.699% due 08/13/2031 ~		$639	639

Total Jersey, Channel Islands (Cost $639)			639

MALAYSIA 1.5%
CORPORATE BONDS & NOTES 0.1%
Petronas Capital Ltd.
3.404% due 04/28/2061		$400	262
4.550% due 04/21/2050		200	170
4.800% due 04/21/2060		200	174

			606

SOVEREIGN ISSUES 1.4%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	2,700	575
3.519% due 04/20/2028		30,997	7,002

			7,577

Total Malaysia (Cost $8,002)			8,183

MULTINATIONAL 0.2%
CORPORATE BONDS & NOTES 0.2%
Delta Air Lines, Inc. 4.750% due 10/20/2028		$800	797
Preferred Term Securities Ltd. 4.957% (US0003M + 0.400%) due 06/23/2035 ~		260	248

Total Multinational (Cost $1,044)			1,045

NETHERLANDS 0.7%
CORPORATE BONDS & NOTES 0.7%
ABN AMRO Bank NV 5.515% due 12/03/2035 •		$900	903
Cooperatieve Rabobank UA
5.447% due 03/05/2030 •		1,700	1,741
5.710% due 01/21/2033 ~		900	926

Total Netherlands (Cost $3,500)			3,570

NEW ZEALAND 0.3%
CORPORATE BONDS & NOTES 0.3%
Bank of New Zealand 3.708% due 12/20/2028	EUR	1,572	1,758

SOVEREIGN ISSUES 0.0%
New Zealand Government International Bond 1.500% due 05/15/2031	NZD	400	195

Total New Zealand (Cost $2,044)			1,953

PERU 1.2%
CORPORATE BONDS & NOTES 0.1%
Credicorp Capital Sociedad Titulizadora SA 10.100% due 12/15/2043	PEN	1,900	555

SOVEREIGN ISSUES 1.1%
Peru Government International Bond
2.780% due 12/01/2060		$700	382

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

6.150% due 08/12/2032	PEN	4,700	1,285
6.900% due 08/12/2037		3,400	914
6.950% due 08/12/2031		2,800	815
7.300% due 08/12/2033		5,300	1,524
7.600% due 08/12/2039		3,200	902

			5,822

Total Peru (Cost $6,615)			6,377

POLAND 0.6%
SOVEREIGN ISSUES 0.6%
Republic of Poland Government International Bond
4.250% due 02/14/2043	EUR	300	323
4.625% due 03/18/2029		$500	501
4.875% due 02/12/2030		400	404
4.875% due 10/04/2033		400	394
5.125% due 09/18/2034		900	893
5.375% due 02/12/2035		300	302
5.500% due 04/04/2053		300	283

Total Poland (Cost $3,105)			3,100

QATAR 0.1%
CORPORATE BONDS & NOTES 0.1%
QatarEnergy 2.250% due 07/12/2031		$300	260

Total Qatar (Cost $298)			260

ROMANIA 1.3%
SOVEREIGN ISSUES 1.3%
Romania Government International Bond
1.375% due 12/02/2029	EUR	140	130
1.750% due 07/13/2030		300	272
2.000% due 01/28/2032		100	86
2.000% due 04/14/2033		500	403
2.124% due 07/16/2031		100	88
2.125% due 03/07/2028		400	411
2.625% due 12/02/2040		400	262
2.875% due 04/13/2042		800	524
3.750% due 02/07/2034		600	540
5.000% due 09/27/2026		700	777
5.125% due 09/24/2031		1,100	1,150
5.250% due 03/10/2030		400	436
5.250% due 05/30/2032		500	521
5.625% due 05/30/2037		500	494
6.250% due 09/10/2034		200	215
6.625% due 09/27/2029		300	348

Total Romania (Cost $7,844)			6,657

SAUDI ARABIA 2.2%
SOVEREIGN ISSUES 2.2%
Saudi Government International Bond
3.250% due 10/22/2030		$200	185
3.375% due 03/05/2032	EUR	600	641
3.750% due 03/05/2037		200	208
4.750% due 01/18/2028		$1,600	1,609
4.750% due 01/16/2030		4,800	4,802
4.875% due 07/18/2033		1,800	1,780
5.125% due 01/13/2028		1,400	1,418
5.375% due 01/13/2031		800	820

Total Saudi Arabia (Cost $11,372)			11,463

SERBIA 0.2%
SOVEREIGN ISSUES 0.2%
Serbia Government International Bond
2.050% due 09/23/2036	EUR	500	394
6.000% due 06/12/2034		$700	695

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

Total Serbia (Cost $1,259)			1,089

SINGAPORE 0.7%
SOVEREIGN ISSUES 0.7%
Singapore Government International Bond
2.375% due 07/01/2039	SGD	479	342
3.250% due 06/01/2054		3,881	3,184

Total Singapore (Cost $3,205)			3,526

SOUTH AFRICA 0.8%
SOVEREIGN ISSUES 0.8%
Republic of South Africa Government International Bond
8.000% due 01/31/2030	ZAR	26,200	1,370
8.875% due 02/28/2035		54,300	2,651

Total South Africa (Cost $4,315)			4,021

SOUTH KOREA 2.5%
SOVEREIGN ISSUES 2.5%
Korea Government International Bond
2.375% due 12/10/2028	KRW	7,726,430	5,192
2.625% due 06/10/2028		9,018,720	6,118
3.250% due 03/10/2053		1,334,160	1,024
4.250% due 12/10/2032		872,960	652

Total South Korea (Cost $15,062)			12,986

SPAIN 5.5%
CORPORATE BONDS & NOTES 0.2%
CaixaBank SA 6.684% due 09/13/2027 •		$800	823

SOVEREIGN ISSUES 5.3%
Autonomous Community of Catalonia 4.220% due 04/26/2035	EUR	200	219
Spain Government International Bond
0.000% due 01/31/2028 (d)		4,150	4,207
1.450% due 10/31/2071		1,600	789
2.400% due 05/31/2028		2,850	3,084
2.500% due 05/31/2027		800	870
2.700% due 01/31/2030		3,123	3,381
3.150% due 04/30/2035		6,010	6,381
3.450% due 07/30/2066		300	279
3.500% due 01/31/2041		1,300	1,353
3.550% due 10/31/2033		6,300	6,990

			27,553

Total Spain (Cost $29,400)			28,376

SWITZERLAND 1.2%
CORPORATE BONDS & NOTES 1.2%
UBS Group AG
2.193% due 06/05/2026 •		$1,200	1,194
3.091% due 05/14/2032 •		500	445
3.869% due 01/12/2029 •		800	782
4.194% due 04/01/2031 •		1,200	1,157
5.617% due 09/13/2030 •		700	719
6.373% due 07/15/2026 •		600	602
6.537% due 08/12/2033 •		1,500	1,608

Total Switzerland (Cost $6,466)			6,507

THAILAND 0.9%
SOVEREIGN ISSUES 0.9%
Thailand Government International Bond 2.500% due 11/17/2029	THB	147,710	4,501

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

Total Thailand (Cost $4,356)			4,501

UNITED ARAB EMIRATES 0.4%
CORPORATE BONDS & NOTES 0.1%
MDGH GMTN RSC Ltd. 5.500% due 04/28/2033		$400	415

SOVEREIGN ISSUES 0.3%
Emirate of Abu Dhabi Government International Bond 5.500% due 04/30/2054		1,700	1,708

Total United Arab Emirates (Cost $2,067)			2,123

UNITED KINGDOM 5.1%
CORPORATE BONDS & NOTES 2.9%
Barclays PLC
4.918% due 08/08/2030 ~	EUR	1,400	1,601
5.690% due 03/12/2030 •		$200	205
6.496% due 09/13/2027 •		2,000	2,049
HSBC Holdings PLC
4.041% due 03/13/2028 •		1,000	988
4.583% due 06/19/2029 •		800	793
Lloyds Banking Group PLC 5.590% due 11/26/2035 •		1,400	1,407
Nationwide Building Society 2.972% due 02/16/2028 •		1,200	1,162
NatWest Group PLC 5.778% due 03/01/2035 •		2,000	2,041
NatWest Markets PLC 0.125% due 11/12/2025	EUR	800	853
Standard Chartered PLC
2.608% due 01/12/2028 •		$1,400	1,349
6.187% due 07/06/2027 •		1,400	1,425
6.296% due 07/06/2034 •		1,400	1,475

			15,348

NON-AGENCY MORTGAGE-BACKED SECURITIES 0.9%
Eurohome U.K. Mortgages PLC 4.728% due 06/15/2044 •	GBP	51	65
Eurosail PLC 5.529% due 06/13/2045 •		107	137
Mansard Mortgages PLC 5.228% due 12/15/2049 •		39	50
Newgate Funding PLC
4.742% due 12/01/2050 •		123	155
5.578% due 12/15/2050 •		133	170
RMAC Securities PLC 4.730% due 06/12/2044 •		222	282
Stratton Mortgage Funding PLC 5.608% due 06/20/2060 •		2,986	3,870

			4,729

SOVEREIGN ISSUES 1.3%
United Kingdom Gilt
0.625% due 10/22/2050		1,300	617
1.250% due 07/31/2051		2,100	1,187
1.500% due 07/31/2053		1,100	646
1.750% due 01/22/2049		1,300	895
3.250% due 01/22/2044		900	893
4.250% due 12/07/2040		1,200	1,418
4.375% due 07/31/2054		1,000	1,118

			6,774

Total United Kingdom (Cost $32,023)			26,851

UNITED STATES 81.2%
ASSET-BACKED SECURITIES 3.4%
ACE Securities Corp. Home Equity Loan Trust 4.715% due 07/25/2036 •		$878	659
AMRESCO Residential Securities Corp. Mortgage Loan Trust 5.375% due 06/25/2029 •		1	1
Argent Mortgage Loan Trust 4.915% due 05/25/2035 •		874	777
Argent Securities, Inc. Asset-Backed Pass-Through Certificates 5.195% due 02/25/2036 ~		1,166	934
Citigroup Mortgage Loan Trust
4.755% due 12/25/2036 •		355	194

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

4.825% due 06/25/2037 •		869	866
5.425% due 07/25/2035 •		1,155	1,104
Countrywide Asset-Backed Certificates Trust
3.873% due 04/25/2035 ~		196	193
4.400% due 08/25/2035 •		77	72
4.575% due 07/25/2037 ~		170	158
4.695% due 12/25/2036 •		225	207
4.715% due 06/25/2035 ~		193	175
4.715% due 03/25/2037 •		942	863
4.715% due 06/25/2037 ~		248	236
4.715% due 06/25/2047 •		806	754
Credit-Based Asset Servicing & Securitization LLC 4.955% due 03/25/2036 •		281	254
First Franklin Mortgage Loan Trust 4.550% due 07/25/2036 •		431	420
GSAMP Trust
5.080% due 11/25/2035 •		842	811
5.155% due 11/25/2035 •		1,000	850
HSI Asset Securitization Corp. Trust 4.955% due 04/25/2037 •		568	293
IndyMac Residential Asset Backed Trust 4.675% due 04/25/2037 •		381	258
Long Beach Mortgage Loan Trust 4.995% due 10/25/2034 ~		11	11
Merrill Lynch Mortgage Investors Trust 4.735% due 08/25/2037 •		965	474
Morgan Stanley ABS Capital, Inc. Trust 4.565% due 10/25/2036 •		85	75
Morgan Stanley Home Equity Loan Trust
4.535% due 12/25/2036 ~		711	341
4.665% due 04/25/2037 •		566	293
Morgan Stanley Mortgage Loan Trust 6.419% due 09/25/2046 þ		129	27
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 4.870% due 03/25/2036 •		132	132
NovaStar Mortgage Funding Trust 4.695% due 03/25/2037 ~		459	298
Option One Mortgage Loan Trust 4.575% due 01/25/2037 ~		273	175
Renaissance Home Equity Loan Trust
5.294% due 01/25/2037 þ		635	193
5.675% due 06/25/2037 þ		1,053	264
5.731% due 11/25/2036 þ		967	327
6.985% due 12/25/2032 •		88	75
Residential Asset Mortgage Products Trust
4.875% due 12/25/2035 ~		183	165
4.895% due 12/25/2035 ~		633	525
Residential Asset Securities Corp. Trust 4.685% due 11/25/2036 ~		1,447	1,299
Saxon Asset Securities Trust 6.185% due 12/25/2037 ~		264	228
SMB Private Education Loan Trust 5.799% due 02/16/2055 ~		781	792
Soundview Home Loan Trust
4.585% due 06/25/2037 ~		53	34
4.935% due 11/25/2036 •		930	877
Structured Asset Investment Loan Trust
4.695% due 07/25/2036 ~		291	213
5.055% due 01/25/2036 ~		593	557
Terwin Mortgage Trust 5.375% due 11/25/2033 •		14	12

			17,466

CORPORATE BONDS & NOTES 6.9%
American Airlines Pass-Through Trust 3.000% due 04/15/2030		187	177
Bank of America Corp.
1.898% due 07/23/2031 •		100	86
4.244% due 04/24/2038 ~		600	542
5.202% due 04/25/2029 •		1,300	1,321
5.371% due 01/24/2031 ~		1,600	1,600
Bayer U.S. Finance LLC 4.250% due 12/15/2025		300	299
Blackstone Holdings Finance Co. LLC 3.500% due 06/01/2034	EUR	600	639
Boeing Co. 6.259% due 05/01/2027		$600	617
Bristol-Myers Squibb Co. 5.200% due 02/22/2034		600	611
Charter Communications Operating LLC 3.950% due 06/30/2062		900	553
Citigroup, Inc. 6.800% due 06/25/2038	GBP	300	424
Credit Suisse AG AT1 Claim		$300	36

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

Doctors Co. An Interinsurance Exchange 4.500% due 01/18/2032		200	174
Ford Motor Credit Co. LLC 3.375% due 11/13/2025		400	395
GA Global Funding Trust
2.250% due 01/06/2027		400	384
5.400% due 01/13/2030		1,100	1,121
Glencore Funding LLC
5.186% due 04/01/2030 (b)		800	805
5.371% due 04/04/2029		1,300	1,322
Goldman Sachs Group, Inc.
0.875% due 05/09/2029	EUR	800	792
3.500% due 01/23/2033 ~		1,200	1,284
5.016% due 10/23/2035 •		$1,100	1,070
5.536% due 01/28/2036 •		500	507
5.727% due 04/25/2030 •		800	825
6.484% due 10/24/2029 •		1,400	1,479
JPMorgan Chase & Co.
5.012% due 01/23/2030 •		1,700	1,719
5.502% due 01/24/2036 ~		1,300	1,329
Morgan Stanley
3.106% due 03/19/2027 •	EUR	1,300	1,410
4.654% due 10/18/2030 •		$400	397
5.376% due 04/13/2028 •		2,000	2,017
5.656% due 04/18/2030 •		1,200	1,237
6.407% due 11/01/2029 •		500	528
Nissan Motor Acceptance Co. LLC 2.450% due 09/15/2028		500	451
Organon & Co. 2.875% due 04/30/2028	EUR	200	206
Pacific Gas & Electric Co.
2.100% due 08/01/2027		$100	94
4.000% due 12/01/2046		100	74
4.200% due 03/01/2029		600	581
4.550% due 07/01/2030		200	194
PacifiCorp 5.300% due 02/15/2031		600	613
PNC Financial Services Group, Inc. 5.575% due 01/29/2036 ~		1,600	1,629
Santander Holdings USA, Inc. 6.124% due 05/31/2027 •		600	608
Wells Fargo & Co.
3.908% due 04/25/2026 •		300	300
4.808% due 07/25/2028 •		1,600	1,605
5.198% due 01/23/2030 •		1,200	1,220
5.211% due 12/03/2035 •		1,100	1,093
6.303% due 10/23/2029 •		900	947
West Virginia United Health System Obligated Group 3.129% due 06/01/2050		800	519

			35,834

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Avolon TLB Borrower 1 U.S. LLC 6.072% due 06/24/2030		1,155	1,156
Charter Communications Operating LLC 6.560% due 12/15/2031		550	549

			1,705

MUNICIPAL BONDS & NOTES 0.2%
Golden State, California Tobacco Securitization Corp. Revenue Bonds, Series 2021 2.158% due 06/01/2026		600	583
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035		278	282

			865

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
Banc of America Mortgage Trust 5.068% due 02/25/2036 •		15	14
Bear Stearns ALT-A Trust
4.055% due 03/25/2036 ~		48	39
4.536% due 08/25/2036 •		24	11
4.755% due 02/25/2034 ~		11	10
4.941% due 11/25/2035 ~		10	7
5.043% due 09/25/2035 •		11	7
Bear Stearns Structured Products, Inc. Trust 4.333% due 12/26/2046 •		10	8
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~		1,080	969
Chase Mortgage Finance Trust 5.310% due 07/25/2037 •		19	16
Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 •		1,578	1,344
4.785% due 10/25/2035 •		935	421

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

6.080% due 09/25/2035 •	1	1
Citigroup Mortgage Loan Trust, Inc. Mortgage Pass-Through Certificates 4.983% due 09/25/2035 •	75	67
Countrywide Alternative Loan Trust
4.854% due 03/20/2046 ~	26	23
4.995% due 02/25/2037 •	20	17
5.250% due 06/25/2035	3	2
5.635% due 12/25/2035 ~	18	16
6.135% due 11/25/2035 ~	5	4
Countrywide Home Loan Mortgage Pass-Through Trust
4.895% due 05/25/2035 ~	9	8
5.075% due 03/25/2035 ~	7	7
5.075% due 03/25/2035 •	9	8
5.095% due 02/25/2035 ~	2	2
5.160% due 11/25/2034 •	2	2
5.500% due 01/25/2035	153	153
Credit Suisse Mortgage Capital Mortgage-Backed Trust
5.500% due 08/25/2036	578	403
5.863% due 02/25/2037 ~	143	32
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 5.935% due 10/25/2047 ~	433	343
Extended Stay America Trust 5.513% due 07/15/2038 ~	1,386	1,385
GS Mortgage-Backed Securities Corp. Trust 2.500% due 09/25/2052 ~	2,650	2,167
GS Mortgage-Backed Securities Trust
2.500% due 12/25/2051 •	309	253
2.500% due 04/25/2052 •	381	313
GSR Mortgage Loan Trust
4.739% due 01/25/2036 ~	11	11
4.765% due 12/25/2034 •	4	4
6.902% due 04/25/2035 ~	27	27
IndyMac INDX Mortgage Loan Trust
4.855% due 05/25/2046 •	200	181
4.915% due 07/25/2035 ~	7	7
JP Morgan Mortgage Trust
3.000% due 01/25/2052 •	3,845	3,297
3.000% due 03/25/2052 ~	2,523	2,155
3.000% due 05/25/2052 •	3,356	2,878
4.262% due 07/27/2037 ~	26	24
5.604% due 02/25/2036 •	9	6
Manhattan West Mortgage Trust 2.130% due 09/10/2039	1,400	1,306
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.874% due 12/15/2030 ~	1	1
MFA Trust
1.381% due 04/25/2065 •	260	250
1.947% due 04/25/2065 •	94	91
Morgan Stanley Capital Trust 5.603% due 12/15/2038 •	1,700	1,652
Morgan Stanley Mortgage Loan Trust 6.283% due 06/25/2036 •	9	9
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	559	536
2.750% due 11/25/2059 •	488	466
6.864% due 10/25/2063 þ	504	510
OBX Trust
3.000% due 01/25/2052 •	1,602	1,367
7.159% due 10/25/2063 þ	938	957
One New York Plaza Trust 5.384% due 01/15/2036 •	1,600	1,535
Residential Accredit Loans, Inc. Trust
4.585% due 02/25/2047 ~	20	6
4.795% due 06/25/2046 ~	231	51
4.855% due 04/25/2046 •	369	94
5.544% due 10/25/2037 •	139	112
6.000% due 06/25/2036	310	251
Structured Asset Mortgage Investments Trust
4.855% due 05/25/2036 •	4	3
4.875% due 05/25/2036 •	34	27
4.875% due 09/25/2047 •	43	39
4.895% due 05/25/2045 ~	6	6
5.131% due 03/19/2034 •	1	1
6.135% due 08/25/2047 ~	16	14
Structured Asset Securities Corp. 4.715% due 01/25/2036 ~	157	130
Structured Asset Securities Corp. Mortgage Loan Trust 4.725% due 10/25/2036 •	302	251
TBW Mortgage-Backed Trust 6.470% due 09/25/2036 þ	189	4
Thornburg Mortgage Securities Trust
5.989% due 06/25/2047 ~	3	3
5.989% due 06/25/2047 •	4	3
Towd Point Mortgage Trust
1.636% due 04/25/2060 •	599	542
2.710% due 01/25/2060 ~	447	427

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

2.900% due 10/25/2059 ~	1,695	1,618
5.435% due 05/25/2058 ~	191	196
UWM Mortgage Trust 3.000% due 01/25/2052 ~	488	416
Verus Securitization Trust 5.218% due 09/25/2069 ~	1,409	1,408
Wachovia Mortgage Loan Trust LLC 7.546% due 10/20/2035 •	14	14
WaMu Mortgage Pass-Through Certificates Trust
4.194% due 02/27/2034 ~	1	1
4.483% due 04/25/2035 •	7	7
4.518% due 12/25/2036 ~	61	55
5.055% due 01/25/2045 ~	18	18
5.080% due 03/25/2035 ~	10	10
5.615% due 06/25/2046 •	13	12
5.635% due 02/25/2046 ~	32	29
5.760% due 03/25/2033 ~	2	2
Washington Mutual Mortgage Pass-Through Certificates Trust 5.575% due 07/25/2046 •	14	9

		31,081

U.S. GOVERNMENT AGENCIES 54.7%
Fannie Mae
3.000% due 03/01/2060	441	381
3.500% due 01/01/2059	809	725
4.804% due 09/25/2042 •	5	5
4.854% due 06/25/2036 •	6	6
5.500% due 03/25/2055 •	1,186	1,193
5.886% due 10/01/2044 •	3	3
6.000% due 07/25/2044	3	3
6.010% due 12/01/2034 •	1	1
6.803% due 05/25/2035 ~	2	2
7.041% due 11/01/2034 •	5	5
Freddie Mac
2.150% due 01/15/2038 •(a)	85	4
4.793% due 01/15/2038 •	85	84
4.963% due 12/15/2032 •	1	1
5.063% due 12/15/2037 •	2	2
5.280% due 11/25/2054 •	2,083	2,086
5.740% due 03/25/2055 •	3,519	3,543
5.835% due 10/25/2044 •	12	11
6.475% due 04/01/2035 •	7	7
Ginnie Mae
3.000% due 07/20/2046 - 04/20/2052	3,620	3,212
3.500% due 11/20/2054 - 03/20/2055	17,700	16,232
5.223% due 05/20/2066 - 06/20/2066 •	1,070	1,070
5.273% due 11/20/2066 •	201	203
Ginnie Mae, TBA
2.500% due 04/01/2055	2,500	2,133
3.000% due 04/01/2055 - 05/01/2055	14,100	12,490
3.500% due 04/01/2055	2,700	2,471
6.500% due 04/01/2055	3,100	3,174
Uniform Mortgage-Backed Security
2.500% due 02/01/2051 - 01/01/2052	2,240	1,871
3.000% due 10/01/2049 - 05/01/2051	952	827
3.500% due 11/01/2030 - 07/01/2050	1,112	1,033
4.000% due 06/01/2050	359	338
4.500% due 08/01/2033 - 04/01/2053	335	324
5.500% due 06/01/2053 - 09/01/2053	11,956	11,958
6.000% due 03/01/2054 - 09/01/2054	7,991	8,119
6.500% due 12/01/2053	248	256
Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	7,400	6,413
4.000% due 06/01/2055	250	232
5.000% due 05/01/2055	56,500	55,331
5.500% due 04/01/2055	8,900	8,890
6.000% due 04/01/2055 - 06/01/2055	39,205	39,769
6.500% due 05/01/2055 - 06/01/2055	97,000	99,916

		284,324

U.S. TREASURY OBLIGATIONS 9.7%
U.S. Treasury Bonds
2.250% due 08/15/2049 (g)	1,300	839
2.375% due 11/15/2049 (k)	700	463
3.000% due 02/15/2048 (k)	1,000	763
3.000% due 08/15/2048 (k)	500	380
3.375% due 11/15/2048 (g)	2,600	2,111
4.125% due 08/15/2044 (g)	3,875	3,632
4.500% due 11/15/2054	12,300	12,123
4.625% due 02/15/2055 (k)	5,700	5,739
U.S. Treasury Inflation Protected Securities (f)
0.125% due 10/15/2025 (k)	122	122
0.125% due 07/15/2031 (k)	2,489	2,286
0.125% due 01/15/2032	1,031	934

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

0.375% due 07/15/2025		603	604
0.500% due 01/15/2028		7,726	7,590
0.625% due 07/15/2032		328	306
1.125% due 01/15/2033 (k)		4,265	4,087
3.875% due 04/15/2029 (i)		966	1,062
U.S. Treasury Notes
2.875% due 04/30/2025 (i)(k)		5,192	5,186
3.500% due 02/15/2033 (k)		700	671
4.000% due 02/29/2028 (k)		700	702
4.375% due 05/15/2034		600	608

			50,208

Total United States (Cost $427,045)			421,483

SHORT-TERM INSTRUMENTS 0.3%
COMMERCIAL PAPER 0.2%
Jones Lang LaSalle Finance BV
4.610% due 04/08/2025		$250	250
4.650% due 04/08/2025		800	799

			1,049

NIGERIA TREASURY BILLS 0.0%
23.286% due 11/04/2025 (d)(e)	NGN	100,000	57

U.S. TREASURY BILLS 0.1%
4.308% due 05/22/2025 - 05/29/2025 (c)(d)(k)		$533	530

Total Short-Term Instruments (Cost $1,636)			1,636

Total Investments in Securities (Cost $778,642)			745,559

		SHARES
INVESTMENTS IN AFFILIATES 0.1%
SHORT-TERM INSTRUMENTS 0.1%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.1%
PIMCO Short-Term Floating NAV Portfolio III		36,020	351

Total Short-Term Instruments (Cost $351)			351

Total Investments in Affiliates (Cost $351)			351

Total Investments 143.5% (Cost $778,993)			$745,910
Financial Derivative Instruments (h)(j) (0.4)%(Cost or Premiums, net $2,503)			(1,904)
Other Assets and Liabilities, net (43.1)%			(224,130)

Net Assets 100.0%			$519,876

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	When-issued security.
(c)	Coupon represents a weighted average yield to maturity.
(d)	Zero coupon security.
(e)	Coupon represents a yield to maturity.
(f)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(1)	Settlement Date	Maturity Date	Amount Borrowed(1)	Payable for Reverse Repurchase Agreements

BSN	4.430%	03/17/2025	04/21/2025	$(3,618)	$(3,625)
CIB	4.430	02/21/2025	04/04/2025	(2,333)	(2,345)
JPS	4.430	02/20/2025	04/03/2025	(557)	(559)

Total Reverse Repurchase Agreements	$(6,529)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (18.3)%
U.S. Government Agencies (18.3)%
Uniform Mortgage-Backed Security, TBA	2.000%	04/01/2040	$10,800	$(9,711)	$(9,762)
Uniform Mortgage-Backed Security, TBA	2.000	05/01/2055	49,850	(39,759)	(39,627)
Uniform Mortgage-Backed Security, TBA	2.500	05/01/2055	5,400	(4,500)	(4,491)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2055	3,400	(3,052)	(3,065)
Uniform Mortgage-Backed Security, TBA	4.500	06/01/2055	800	(764)	(765)
Uniform Mortgage-Backed Security, TBA	5.000	04/01/2055	7,000	(6,848)	(6,861)
Uniform Mortgage-Backed Security, TBA	5.500	05/01/2054	20,600	(20,555)	(20,557)
Uniform Mortgage-Backed Security, TBA	6.000	04/01/2055	6,905	(6,942)	(7,014)
Uniform Mortgage-Backed Security, TBA	6.500	04/01/2055	3,100	(3,191)	(3,197)

Total Short Sales (18.3)%	$(95,322)	$(95,339)

(g)	Securities with an aggregate market value of $6,582 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(16,646) at a weighted average interest rate of 4.423%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	25	$25	$(6)	$(2)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	25	25	(9)	(14)

Total Written Options	$(15)	$(16)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond June Futures	06/2025	181	$12,045	$21	$36	$0
Canada Government 5-Year Bond June Futures	06/2025	125	10,069	88	10	0
Canada Government 10-Year Bond June Futures	06/2025	142	12,251	69	12	0
Euro-BTP June Futures	06/2025	324	41,172	(921)	109	(49)
Euro-Buxl 30-Year Bond June Futures	06/2025	15	1,934	(125)	20	0
Euro-Oat June Futures	06/2025	85	11,276	(229)	37	(16)
Euro-Schatz June Futures	06/2025	179	20,701	2	16	(5)
Long Gilt June Futures	06/2025	108	12,792	(80)	138	0
U.S. Treasury 2-Year Note June Futures	06/2025	50	10,359	64	0	0
U.S. Treasury 5-Year Note June Futures	06/2025	417	45,101	411	0	(13)
U.S. Treasury 10-Year Note June Futures	06/2025	23	2,558	9	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	232	26,477	261	22	0

$(430)	$400	$(83)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 10-Year Bond June Futures	06/2025	447	$(31,467)	$(26)	$0	$(299)
Euro-BOBL June Futures	06/2025	230	(29,294)	231	8	(69)
Euro-Bund June Futures	06/2025	209	(29,115)	543	2	(111)
Japan Government 10-Year Bond June Futures	06/2025	53	(48,905)	(135)	0	(351)
Short Euro-BTP Italy Government Bond June Futures	06/2025	152	(17,667)	(21)	7	(13)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	34	(4,157)	(26)	0	(15)

$566	$17	$(858)

Total Futures Contracts	$136	$417	$(941)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(1)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 10-Year Index	(1.000)%	Quarterly	12/20/2034	$4,900	$(26)	$12	$(14)	$0	$0
CDX.IG-44 10-Year Index	(1.000)	Quarterly	06/20/2035	25,300	(51)	47	(4)	0	(4)
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2030	EUR	12,340	(270)	30	(240)	20	0
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2035	8,200	(19)	37	18	24	0

$(366)	$126	$(240)	$44	$(4)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%	Quarterly	12/20/2029	$63,400	$1,403	$(182)	$1,221	$1	$0
CDX.IG-44 5-Year Index	1.000	Quarterly	06/20/2030	22,900	420	1	421	4	0

$1,823	$(181)	$1,642	$5	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	9,700	$(75)	$1	$(74)	$10	$0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	3.000	Annual	06/17/2027	15,600	(36)	(337)	(373)	20	0
Pay(5)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028	35,700	110	(39)	71	69	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030	31,500	(868)	(65)	(933)	137	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		1,900	125	8	133	0	(17)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		300	(39)	(5)	(44)	5	0
Receive	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030	INR	79,930	(2)	(2)	(4)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027	JPY	3,360,000	4	(39)	(35)	22	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.600	Annual	12/18/2029		929,700	(21)	(95)	(116)	21	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	03/17/2031		1,670,000	(198)	(537)	(735)	48	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		430,000	(109)	(92)	(201)	14	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		1,730,000	(38)	(63)	(101)	60	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		168,760	(32)	(41)	(73)	6	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.850	Annual	09/20/2033		140,000	(5)	(20)	(25)	6	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		1,290,000	(14)	(162)	(176)	61	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		1,410,000	(121)	(140)	(261)	69	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		510,000	(237)	(172)	(409)	32	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.450	Annual	12/15/2051		240,000	(311)	(193)	(504)	17	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	09/18/2054		109,800	6	66	72	0	(9)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	4,200	6	(24)	(18)	0	(5)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		13,540	(12)	(201)	(213)	0	(33)
Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030	THB	112,070	(12)	85	73	14	0
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		64,960	(1)	(152)	(153)	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$6,900	29	43	72	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	06/24/2025		6,400	16	(15)	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.750	Annual	07/17/2025		7,800	16	(21)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		64,740	442	(476)	(34)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026		20,900	166	(44)	122	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026		5,500	0	(12)	(12)	0	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.940	Annual	08/22/2026		7,300	0	(19)	(19)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026		18,600	0	339	339	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026		21,800	150	(100)	50	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027		28,050	566	(165)	401	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029		4,100	0	(29)	(29)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029		3,700	0	(28)	(28)	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.593	Annual	08/31/2029		3,000	0	2	2	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.661	Annual	08/31/2029		4,600	0	(10)	(10)	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.662	Annual	08/31/2029		4,200	0	(9)	(9)	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/31/2029		6,600	0	(32)	(32)	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029		40,400	(547)	(187)	(734)	7	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	50,530	2,296	(731)	1,565	4	0
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.865	Annual	05/15/2030	600	0	(6)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	1,200	(6)	12	6	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031	2,800	0	(20)	(20)	0	(5)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031	1,800	(39)	(6)	(45)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032	2,900	0	5	5	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034	1,300	0	(7)	(7)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.847	Annual	05/15/2034	800	0	(5)	(5)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034	1,300	0	(9)	(9)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	17,290	491	(301)	190	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.885	Annual	07/12/2034	2,700	(9)	(1)	(10)	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.586	Annual	08/19/2034	900	(3)	21	18	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	500	(2)	12	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	400	(1)	11	10	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.599	Annual	08/28/2034	1,600	(6)	36	30	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	1,600	(6)	30	24	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	1,300	(5)	43	38	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.815	Annual	11/15/2034	1,800	0	(11)	(11)	0	(6)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.843	Annual	11/15/2034	3,600	0	(30)	(30)	0	(11)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.844	Annual	11/15/2034	4,300	0	(35)	(35)	0	(13)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/15/2034	25,500	(732)	(33)	(765)	0	(17)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	1,200	(4)	(10)	(14)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	20,190	1,370	(453)	917	0	(14)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035	700	(2)	(10)	(12)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	1,400	(4)	(15)	(19)	0	(5)
Pay(5)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2035	1,400	(63)	5	(58)	5	0
Receive	1-Day USD-SOFR Compounded-OIS	3.700	Annual	02/20/2049	400	3	8	11	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	3,180	803	391	1,194	0	(17)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.781	Annual	11/15/2053	500	0	2	2	0	(4)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.782	Annual	11/15/2053	300	0	1	1	0	(2)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.791	Annual	11/15/2053	900	0	3	3	0	(7)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.887	Annual	11/15/2053	1,000	0	(13)	(13)	0	(8)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.914	Annual	11/15/2053	700	0	(13)	(13)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	12/20/2053	2,160	251	(33)	218	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054	2,300	(266)	191	(75)	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054	1,200	100	(22)	78	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054	1,600	0	(36)	(36)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054	500	0	(13)	(13)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.959	Annual	11/15/2054	1,200	0	(33)	(33)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.964	Annual	11/15/2054	600	0	(17)	(17)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054	3,400	0	(100)	(100)	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	4.115	Annual	11/15/2054	3,010	0	(166)	(166)	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	4.130	Annual	11/15/2054	790	0	(46)	(46)	0	(6)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		2,100	0	13	13	0	(16)
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		300	0	1	1	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		1,100	0	(1)	(1)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		600	0	(1)	(1)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.861	Annual	02/15/2055		100	0	(1)	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.773	Annual	03/04/2055		1,100	0	5	5	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		1,340	166	(36)	130	0	(10)
Pay	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	43,800	(16)	(225)	(241)	110	0
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		3,900	(2)	(6)	(8)	20	0
Pay(5)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		1,300	8	5	13	7	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	6,600	(13)	37	24	4	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		2,000	0	7	7	1	0
Pay(5)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	573,000	(191)	(52)	(243)	0	(11)
Pay	3-Month EUR-EURIBOR	2.780	Annual	05/02/2029	EUR	3,300	(5)	115	110	5	0
Pay	3-Month EUR-EURIBOR	2.827	Annual	05/06/2029		500	(1)	19	18	1	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2027	KRW	7,365,660	19	(2)	17	5	0
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030		2,218,070	(5)	1	(4)	6	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2035		4,531,210	3	30	33	21	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	3,700	31	90	121	7	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	26,600	(1)	(22)	(23)	4	0
Pay	6-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/15/2033	AUD	16,500	259	(201)	58	67	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		13,700	65	82	147	71	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	13,900	0	(37)	(37)	1	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	19,920	162	169	331	9	0
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027		1,000	(5)	(35)	(40)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		1,800	(10)	(65)	(75)	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		1,200	(9)	(40)	(49)	1	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		2,100	(8)	(53)	(61)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		1,000	(4)	(25)	(29)	1	0
Pay(5)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027		17,800	(116)	56	(60)	14	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		1,150	0	(20)	(20)	2	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		5,500	0	(62)	(62)	9	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		8,800	(1)	(74)	(75)	14	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		9,700	10	(41)	(31)	20	0
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		78,960	(983)	304	(679)	178	0
Receive(5)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		8,790	(115)	15	(100)	0	(21)
Pay(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		39,920	(1,734)	135	(1,599)	183	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		7,600	117	(441)	(324)	35	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2042		2,650	205	(382)	(177)	16	0
Receive(5)	6-Month EUR-EURIBOR	0.054	Annual	05/27/2050		300	0	155	155	0	(1)
Receive	6-Month EUR-EURIBOR	0.064	Annual	11/17/2052		600	0	334	334	0	(3)
Receive(5)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		7,100	0	127	127	0	(16)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

Receive(5)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055	3,400	0	43	43	0	(8)
Receive(5)	6-Month EUR-EURIBOR	2.282	Annual	03/12/2055	1,200	0	14	14	0	(3)
Receive(5)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055	11,170	886	24	910	0	(94)
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029	CAD	4,300	(8)	67	59	5	0
Pay	CAONREPO	1.900	Semi-Annual	12/18/2029	7,000	(443)	321	(122)	8	0
Receive	CAONREPO	3.250	Semi-Annual	03/15/2033	3,100	48	(149)	(101)	0	(6)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033	400	3	(8)	(5)	0	(1)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033	700	3	(17)	(14)	0	(1)
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033	4,600	(4)	(129)	(133)	0	(9)
Receive	CAONREPO	3.300	Semi-Annual	06/01/2033	8,000	30	(314)	(284)	0	(17)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033	3,200	(3)	(128)	(131)	0	(7)
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033	2,200	0	(29)	(29)	0	(5)
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033	1,300	16	(76)	(60)	0	(3)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034	2,100	0	(39)	(39)	0	(5)
Receive	CAONREPO	3.250	Semi-Annual	12/18/2034	1,000	(24)	(9)	(33)	0	(3)
Receive	CAONREPO	2.750	Semi-Annual	03/19/2035	900	6	(8)	(2)	0	(2)
Pay	CAONREPO	1.750	Semi-Annual	12/16/2046	600	(120)	36	(84)	2	0
Pay	CAONREPO	2.750	Semi-Annual	12/18/2048	600	(56)	40	(16)	3	0
Pay	CAONREPO	3.250	Semi-Annual	06/21/2053	1,400	(74)	137	63	10	0

$1,210	$(4,732)	$(3,522)	$1,474	$(663)

Total Swap Agreements	$2,667	$(4,787)	$(2,120)	$1,523	$(667)

(i)	Securities with an aggregate market value of $5,907 and cash of $10,620 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2025	JPY	182,247	$1,220	$5	$0
04/2025	$16,039	AUD	25,354	0	(197)
04/2025	1,966	JPY	296,630	11	0
04/2025	1,867	SGD	2,495	0	(9)
05/2025	AUD	25,354	$16,043	196	0
05/2025	CNH	11,935	1,630	0	(18)
05/2025	JPY	295,635	1,966	0	(11)
05/2025	SGD	2,492	1,867	9	0
05/2025	$6,081	CNH	44,037	3	(6)
06/2025	CNH	29,599	$4,050	0	(45)
06/2025	$1,024	CNH	7,388	0	(2)
07/2025	CNH	21,915	$3,042	5	(1)
08/2025	21,919	3,040	0	(5)
BOA	04/2025	CAD	274	190	0	0
04/2025	KRW	150,379	103	1	0
04/2025	$2,873	EUR	2,660	3	0
04/2025	373	MYR	1,649	0	0
05/2025	CNH	11,669	$1,594	0	(16)
05/2025	HKD	3,126	402	0	0
05/2025	IDR	1,103,870	66	0	0
05/2025	$82	INR	7,030	0	0
05/2025	1,012	JPY	150,000	0	(7)
06/2025	CNH	32,771	$4,524	0	(11)
06/2025	$103	KRW	149,813	0	(1)
08/2025	CNH	1,452	$203	1	0
08/2025	TWD	124	4	0	0
BPS	04/2025	BRL	2,280	394	0	(5)
04/2025	CNY	1,481	206	2	0
04/2025	EUR	80,165	84,119	7	(2,569)
04/2025	IDR	14,378,207	867	4	0
04/2025	ILS	320	87	1	0
04/2025	JPY	1,708,798	11,462	69	0
04/2025	NOK	132	13	0	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

	04/2025	SGD	392		295	3	0
	04/2025	TRY	3,128		83	2	0
	04/2025	TWD	77,545		2,364	29	0
	04/2025		$400	BRL	2,280	0	(1)
	04/2025		1,189	CNY	8,526	0	(4)
	04/2025		9,856	EUR	9,153	41	0
	04/2025		1,367	IDR	22,412,722	0	(22)
	04/2025		867	INR	75,288	13	0
	04/2025		704	JPY	105,864	2	0
	04/2025		808	KRW	1,173,252	0	(11)
	04/2025		1,193	SGD	1,598	0	(3)
	04/2025		1,581	TWD	51,770	0	(22)
	04/2025	ZAR	4,732		$259	1	0
	05/2025	CNH	41,500		5,711	1	(18)
	05/2025	EUR	9,153		9,872	0	(41)
	05/2025	IDR	3,221,432		194	1	0
	05/2025	JPY	105,509		704	0	(2)
	05/2025	SGD	1,596		1,193	3	0
	05/2025		$206	CNY	1,480	0	0
	05/2025		667	GBP	515	0	(1)
	05/2025		623	IDR	10,336,462	0	(3)
	05/2025		736	INR	63,166	1	0
	05/2025		13	NOK	132	0	0
	06/2025	CNH	21,531		$2,947	0	(32)
	06/2025	KRW	806,734		558	8	0
	06/2025	PLN	123		32	0	0
	06/2025		$61	CNH	442	0	0
	06/2025		1,495	PLN	5,814	11	(9)
	07/2025	TWD	23,366		$719	11	0
	08/2025		19,537		599	6	0
	05/2029	KWD	397		1,364	24	0
	07/2029		25		86	2	0
BRC	04/2025	INR	2,009		23	0	(1)
	04/2025	JPY	202,000		1,380	30	0
	04/2025	MYR	35,208		7,976	27	0
	04/2025	PEN	2,008		538	0	(9)
	04/2025	TWD	10,039		307	5	0
	04/2025		$858	EUR	790	0	(4)
	04/2025		260	IDR	4,255,069	0	(5)
	04/2025		23	INR	2,007	0	0
	04/2025		22	NOK	245	1	0
	04/2025		511	TRY	19,734	0	(4)
	05/2025	INR	2,012		$23	0	0
	05/2025	JPY	150,000		1,026	20	0
	05/2025	RON	912		188	0	(10)
	05/2025	TRY	11,584		287	0	(4)
	05/2025		$295	EUR	272	0	0
	05/2025		11	NOK	113	0	0
	05/2025		1,463	TRY	57,386	0	(37)
	06/2025	PLN	15		$4	0	0
	06/2025		$2,405	TRY	95,492	0	(108)
	08/2025		1,145	CNH	8,233	0	(1)
BSH	04/2025	AUD	22,885		$14,499	199	0
	04/2025		$18,836	JPY	2,828,820	24	0
	05/2025	JPY	2,819,293		$18,836	0	(24)
	05/2025	PEN	616		163	0	(5)
	06/2025		$502	PEN	1,851	1	0
	06/2025		187	PLN	718	0	(2)
CBK	04/2025	CHF	199		$226	1	0
	04/2025	CNY	10,419		1,451	8	0
	04/2025	DKK	2,006		282	0	(8)
	04/2025	EUR	9,153		9,874	0	(23)
	04/2025	IDR	14,252,806		859	3	0
	04/2025	ILS	1,644		451	9	0
	04/2025	INR	63,474		731	0	(10)
	04/2025	PEN	3,810		1,024	0	(12)
	04/2025	TWD	99,804		3,046	41	0
	04/2025		$32,743	CAD	46,640	0	(331)
	04/2025		3,727	CNY	26,739	0	(12)
	04/2025		1,278	EUR	1,175	0	(7)
	04/2025		3,739	GBP	2,958	82	0
	04/2025		1,162	IDR	19,054,197	0	(18)
	04/2025		280	INR	23,972	0	0
	04/2025		44	KRW	64,363	0	0
	04/2025		2,910	PEN	10,611	0	(23)
	04/2025		3,051	TWD	100,007	0	(40)
	05/2025	CAD	46,572		$32,743	331	0
	05/2025	IDR	3,756,643		226	1	0
	05/2025	PEN	545		144	0	(4)
	05/2025		$1,107	CNY	7,944	0	(1)
	05/2025		360	EUR	332	0	(1)
	05/2025		621	IDR	10,310,781	0	(3)
	05/2025		1	THB	31	0	0
	06/2025	CNH	936		$129	0	0
	06/2025	KRW	14,095,878		9,818	218	0
	06/2025		$332	CNH	2,398	0	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

	06/2025		990	KRW	1,445,629	0	(5)
	06/2025		20	NGN	32,800	1	0
	06/2025		58	PEN	212	0	0
	07/2025	PEN	2,012		$554	8	0
	07/2025	TWD	40,667		1,250	18	0
	08/2025	PEN	396		105	0	(2)
	08/2025	TWD	44,286		1,359	14	0
	08/2025		$90	EGP	4,954	2	0
	08/2025		261	TWD	8,484	0	(3)
	09/2025	PEN	8,631		$2,356	16	0
	01/2026	JPY	70,000		516	36	0
DUB	04/2025	CAD	50		35	0	0
	04/2025	ILS	1,659		456	10	0
	04/2025	JPY	298,000		2,036	45	0
	04/2025	NZD	355		203	1	0
	04/2025	SGD	420		313	1	0
	04/2025		$311	DKK	2,153	1	0
	04/2025		399	EUR	380	12	0
	04/2025		520	IDR	8,629,965	0	(2)
	04/2025		114	INR	9,824	1	0
	04/2025		204	NZD	355	0	(2)
	04/2025		954	SGD	1,277	0	(3)
	05/2025	DKK	2,149		$311	0	(1)
	05/2025	IDR	479,683		29	0	0
	05/2025	NZD	355		204	2	0
	05/2025	SGD	1,275		954	3	0
	06/2025	KRW	8,980,734		6,253	137	0
	06/2025		$60	EGP	3,177	1	0
	06/2025		8	NGN	12,186	0	0
	08/2025		130	EGP	7,163	3	0
	09/2025		474	KZT	245,416	0	(10)
	12/2025		261		138,733	0	(6)
FAR	04/2025	CHF	3,583		$4,020	0	(30)
	04/2025	DKK	3,187		449	0	(13)
	04/2025	EUR	3,297		3,463	0	(102)
	04/2025	ILS	1,815		500	12	0
	04/2025	JPY	1,390,595		9,319	48	0
	04/2025		$408	CNY	2,924	0	(1)
	04/2025		59	HUF	21,857	0	(1)
	04/2025		13,443	JPY	2,023,855	50	0
	04/2025		33	TWD	1,073	0	0
	05/2025	JPY	2,017,037		$13,443	0	(50)
	05/2025		$1,551	CNH	11,191	0	(7)
	06/2025		413	PLN	1,601	0	(1)
	07/2025	CNH	11,148		$1,551	6	0
GLM	04/2025	BRL	35,117		6,116	0	(38)
	04/2025	IDR	6,252,978		377	1	0
	04/2025	KRW	228,943		156	1	0
	04/2025	PEN	8,344		2,214	0	(56)
	04/2025		$6,093	BRL	35,117	61	0
	04/2025		50	EGP	2,575	1	0
	04/2025		584	IDR	9,622,320	0	(7)
	04/2025		60	KRW	87,697	0	0
	04/2025		277	TRY	10,946	3	0
	05/2025	CNH	11,347		$1,549	0	(17)
	05/2025	IDR	1,805,108		108	0	0
	05/2025		$417	CNH	2,994	0	(4)
	05/2025		80	EGP	4,229	1	0
	05/2025		377	IDR	6,258,627	0	(1)
	06/2025	JPY	90,000		$600	0	(5)
	06/2025	PLN	132		34	0	0
	06/2025		$956	CNH	6,918	3	(1)
	06/2025		110	EGP	5,853	2	0
	06/2025		439	KRW	641,138	0	(2)
	07/2025	TWD	4,246		$131	2	0
	07/2025		$24	TWD	782	0	0
	08/2025		10	EGP	551	0	0
	09/2025		100	KZT	52,275	0	(1)
	01/2026	JPY	200,000		$1,486	114	0
IND	04/2025		$601	DKK	4,159	1	0
	05/2025	DKK	4,151		$601	0	(1)
JPM	04/2025	BRL	2,135		372	0	(2)
	04/2025	EUR	1,618		1,702	0	(48)
	04/2025	IDR	755,297		46	0	0
	04/2025	ILS	1,989		546	11	0
	04/2025	INR	44,485		510	0	(10)
	04/2025	JPY	1,492,338		10,011	62	0
	04/2025	SGD	348		261	2	0
	04/2025	TWD	13,168		402	5	0
	04/2025		$372	BRL	2,135	2	0
	04/2025		1,801	CAD	2,579	0	(9)
	04/2025		197	CNY	1,409	0	(1)
	04/2025		79,331	EUR	73,550	199	0
	04/2025		138	IDR	2,267,813	0	(2)
	04/2025		188	INR	16,265	2	0
	04/2025		4,132	JPY	623,637	25	0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

	04/2025		44	KRW	64,335	0	0
	04/2025		1,100	TWD	36,059	0	(14)
	04/2025	ZAR	2,568		$141	1	0
	05/2025	CNH	12,128		1,660	0	(13)
	05/2025	EUR	73,550		79,460	0	(198)
	05/2025	IDR	1,239,254		75	0	0
	05/2025	JPY	621,546		4,132	0	(25)
	05/2025		$5,699	CNH	41,310	7	(5)
	05/2025		105	CNY	751	0	(1)
	05/2025		90	EGP	4,762	2	0
	05/2025		40	NGN	62,280	0	0
	05/2025		538	TRY	23,735	61	0
	06/2025	CNH	7,276		$997	0	(10)
	06/2025	THB	231,100		6,723	0	(127)
	06/2025		$5	EGP	261	0	0
	06/2025		90	NGN	144,360	1	0
	06/2025		1,577	PLN	6,109	3	(7)
	07/2025	CNH	21,121		$2,926	2	(3)
	07/2025	TWD	23,650		727	11	0
	07/2025		$372	BRL	2,177	2	0
	08/2025	CNH	19,999		$2,772	1	(7)
	08/2025	TWD	25,519		783	7	0
MBC	04/2025	AUD	2,469		1,551	8	0
	04/2025	CHF	179		202	0	0
	04/2025	EGP	4,104		81	0	0
	04/2025	EUR	2,945		3,163	20	(42)
	04/2025	SGD	2,966		2,220	13	0
	04/2025	TWD	20,515		634	16	0
	04/2025		$862	CAD	1,237	0	(3)
	04/2025		4,480	CHF	3,958	0	(7)
	04/2025		413	CNY	2,956	0	(1)
	04/2025		17	DKK	115	0	0
	04/2025		130	EGP	6,674	2	0
	04/2025		10,157	EUR	9,470	85	(2)
	04/2025		527	GBP	407	0	(2)
	04/2025		245	INR	21,232	3	0
	04/2025		678	TWD	22,288	0	(7)
	04/2025	ZAR	7,298		$399	2	0
	05/2025	CAD	15		11	0	0
	05/2025	CHF	3,944		4,480	7	0
	05/2025	CNH	19,467		2,684	1	(4)
	05/2025	DKK	114		17	0	0
	05/2025	IDR	724,201		44	0	0
	05/2025	JPY	34,989		235	1	0
	05/2025		$6,133	CNH	44,227	4	(33)
	05/2025		2,369	THB	79,577	0	(16)
	06/2025	KRW	2,164,761		$1,505	30	0
	06/2025		$214	EGP	11,347	3	0
	06/2025		570	PLN	2,200	0	(4)
	07/2025	CNH	10,126		$1,405	2	0
	07/2025	TWD	11,428		351	4	0
	08/2025	CNH	24,062		3,329	0	(14)
	08/2025	TWD	10,726		328	2	0
	08/2025		$2,152	CNH	15,434	0	(8)
MYI	04/2025	CAD	50,132		$35,218	379	0
	04/2025	CNY	3,559		496	5	0
	04/2025	DKK	1,234		172	0	(7)
	04/2025	GBP	13,418		17,002	0	(331)
	04/2025	SGD	1,243		929	4	0
	04/2025	TRY	8,777		233	5	0
	04/2025		$863	CNY	6,187	0	(5)
	04/2025		2,092	TRY	79,798	0	(27)
	04/2025		160	TWD	5,216	0	(2)
	04/2025	ZAR	17,048		$933	4	0
	05/2025	IDR	720,892		43	0	0
	05/2025		$714	CNY	5,121	0	(1)
	05/2025		76	NGN	120,076	1	0
	06/2025		702	CNH	5,090	2	0
	06/2025		130	PLN	516	3	0
	09/2025	CAD	1,480		$1,041	4	0
	09/2025		$68	KZT	35,225	0	(1)
	12/2025	CZK	5,980	EUR	237	0	(1)
NGF	06/2025	KRW	4,654,919		$3,267	97	0
SCX	04/2025	BRL	34,103		5,834	0	(142)
	04/2025	TWD	10,866		335	8	0
	04/2025		$5,939	BRL	34,103	37	0
	04/2025		756	CNY	5,415	0	(1)
	04/2025		20	EGP	1,043	0	0
	04/2025		324	IDR	5,301,520	0	(6)
	04/2025		1,084	JPY	163,408	5	0
	04/2025		44	KRW	64,266	0	0
	04/2025		197	TWD	6,469	0	(2)
	05/2025	CNH	42,391		$5,894	43	0
	05/2025	IDR	282,771		17	0	0
	05/2025	JPY	162,860		1,084	0	(5)
	05/2025	PEN	245		65	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

05/2025	$190	NGN	299,650	3	(1)
06/2025	CNH	2,470	$342	0	0
06/2025	$5,834	BRL	34,535	141	0
06/2025	90	EGP	4,764	1	0
06/2025	20	NGN	32,300	0	0
07/2025	60	EGP	3,247	1	0
08/2025	CNH	2,036	$284	2	0
08/2025	TWD	6,416	197	2	0
SOG	04/2025	$140	EGP	7,300	3	0
06/2025	70	NGN	112,350	1	0
SSB	04/2025	13,001	GBP	10,053	0	(14)
04/2025	3,304	JPY	499,900	47	(11)
05/2025	GBP	10,053	$13,000	14	0
05/2025	PEN	9,275	2,445	0	(77)
06/2025	$609	JPY	90,000	0	(4)
01/2026	JPY	260,000	$1,736	0	(47)
UAG	04/2025	IDR	1,803,185	109	0	0
04/2025	JPY	1,303,297	8,760	70	0
04/2025	$109	IDR	1,803,185	0	(1)
05/2025	109	1,805,721	0	0
06/2025	PLN	319	$83	1	0
08/2025	$4,584	CNH	32,884	0	(16)
09/2025	1,041	CAD	1,480	0	(5)
12/2025	EUR	237	CZK	5,980	1	0

Total Forward Foreign Currency Contracts	$3,588	$(5,484)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	EUR	24.650	03/11/2026	528	$4	$3
Put - OTC USD versus CAD	$1.385	09/05/2025	1,200	9	6
BPS	Call - OTC USD versus CNH	CNH	7.500	05/15/2025	600	4	0
MBC	Call - OTC USD versus CNH	7.500	05/13/2025	4,800	25	2
MYI	Put - OTC EUR versus CZK	EUR	24.750	12/09/2025	561	3	4
Put - OTC EUR versus CZK	24.700	12/16/2025	940	6	5
Put - OTC USD versus CAD	$1.385	09/05/2025	4,100	27	19

$78	$39

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930%	06/23/2025	2,000	$72	$37
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	30,900	43	5
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.750	08/20/2025	28,000	31	3
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	500	18	13
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	1,900	57	23
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.960	06/25/2025	2,600	90	45
Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	600	25	16
GLM	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	4,000	21	1
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	700	1	0

$358	$143

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BPS	Put - OTC Euro-OAT France Government Bond 0.750% due 05/01/2052	EUR	97.000	05/23/2025	1,100	$83	$591

Total Purchased Options	$519	$773

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-44 5-Year Index	Sell	0.850%	06/18/2025	1,500	$(1)	$(1)
Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	1,500	(2)	(2)

$(3)	$(3)

FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYI	Put - OTC USD versus CAD	$1.320	09/05/2025	4,100	$(3)	$(2)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	7,700	$(73)	$(10)
BPS	Put - OTC 25-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	0.451	05/23/2025	1,100	(83)	(481)
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	1,900	(18)	(6)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	1,700	(3)	(6)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	1,700	(3)	(1)
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	7,300	(57)	(6)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.280	06/25/2025	1,900	(19)	(2)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.300	06/25/2025	8,100	(71)	(10)
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.330	09/25/2025	2,300	(25)	(7)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	1,300	(6)	(2)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	1,300	(6)	(1)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	1,300	(5)	(10)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	1,300	(5)	(2)

$(374)	$(544)

Total Written Options	$(380)	$(549)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(2)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

GST	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.369%	$1,000	$(33)	$5	$0	$(28)
MYC	South Korea Government International Bond	(1.000)	Quarterly	12/20/2029	0.369	1,100	(36)	6	0	(30)

$(69)	$11	$0	$(58)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(3)
Swap Agreements, at Value(6)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(4)	Notional Amount(5)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BRC	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.085%	$900	$(22)	$24	$2	$0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.570	4,500	(23)	66	43	0
Italy Government International Bond	1.000	Quarterly	06/20/2025	0.085	600	(14)	15	1	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	0.003	2,165	0	15	15	0

$(59)	$120	$61	$0

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

CROSS-CURRENCY SWAPS
										Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(7)	Notional Amount of Currency Received		Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.410% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$16,007	JPY	2,370,000	$33	$(6)	$27	$0
	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.470% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	09/17/2030	10,830		1,670,000	(103)	1	0	(102)
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	25,102		3,973,600	(321)	(2)	0	(323)

								$(391)	$(7)	$27	$(425)

INTEREST RATE SWAPS
										Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month CNY-CNREPOFIX(8)	1.500%	Quarterly	03/18/2031	CNY	168,700	$(55)	$(38)	$0	$(93)
	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	2,480	(2)	2	0	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/18/2034		3,150	(9)	3	0	(6)
CBK	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/18/2031	CNY	89,600	0	(49)	0	(49)
GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	27,390	10	(6)	4	0
	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033		10,040	64	(87)	0	(23)
JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/19/2035		1,160	1	(3)	0	(2)
SCX	Pay	3-Month CNY-CNREPOFIX(8)	1.500	Quarterly	03/18/2031	CNY	19,600	9	(20)	0	(11)

								$18	$(198)	$4	$(184)

TOTAL RETURN SWAPS ON INDEXES
										Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186%	Maturity	06/20/2025	$12,120	$132	$(76)	$56	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186	Maturity	09/22/2025	7,900	81	(110)	0	(29)

								$213	$(186)	$56	$(29)

Total Swap Agreements								$(288)	$(260)	$148	$(696)

(k)

Securities with an aggregate market value of $2,650 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)		Notional Amount represents the number of contracts.
(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

(5)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(6)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(7)		At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(8)		This instrument has a forward starting effective date.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$151	$0	$151
Australia
Corporate Bonds & Notes	0	5,033	0	5,033
Sovereign Issues	0	9,307	0	9,307
Belgium
Corporate Bonds & Notes	0	822	0	822
Canada
Corporate Bonds & Notes	0	6,512	0	6,512
Non-Agency Mortgage-Backed Securities	0	836	0	836
Sovereign Issues	0	30,675	0	30,675
Cayman Islands
Asset-Backed Securities	0	23,056	0	23,056
Corporate Bonds & Notes	0	1,100	0	1,100
Sovereign Issues	0	409	0	409
Chile
Sovereign Issues	0	605	0	605
China
Sovereign Issues	0	6,589	0	6,589
Denmark
Corporate Bonds & Notes	0	990	0	990
France
Corporate Bonds & Notes	0	3,876	0	3,876
Sovereign Issues	0	22,763	0	22,763
Germany
Corporate Bonds & Notes	0	2,216	0	2,216
Sovereign Issues	0	1,696	0	1,696
Hungary
Sovereign Issues	0	929	0	929
Ireland
Asset-Backed Securities	0	12,014	4,003	16,017
Corporate Bonds & Notes	0	1,144	0	1,144
Israel
Sovereign Issues	0	1,569	0	1,569
Italy
Corporate Bonds & Notes	0	2,603	0	2,603
Sovereign Issues	0	1,441	0	1,441
Japan
Corporate Bonds & Notes	0	2,519	0	2,519
Sovereign Issues	0	46,355	0	46,355
Jersey, Channel Islands
Asset-Backed Securities	0	639	0	639
Malaysia
Corporate Bonds & Notes	0	606	0	606
Sovereign Issues	0	7,577	0	7,577
Multinational
Corporate Bonds & Notes	0	1,045	0	1,045
Netherlands
Corporate Bonds & Notes	0	3,570	0	3,570
New Zealand
Corporate Bonds & Notes	0	1,758	0	1,758
Sovereign Issues	0	195	0	195
Peru
Corporate Bonds & Notes	0	555	0	555
Sovereign Issues	0	5,822	0	5,822
Poland
Sovereign Issues	0	3,100	0	3,100
Qatar
Corporate Bonds & Notes	0	260	0	260
Romania
Sovereign Issues	0	6,657	0	6,657
Saudi Arabia
Sovereign Issues	0	11,463	0	11,463
Serbia

Schedule of Investments PIMCO International Bond Portfolio (U.S. Dollar-Hedged) (Cont.)	March 31, 2025 (Unaudited)

Sovereign Issues	0	1,089	0	1,089
Singapore
Sovereign Issues	0	3,526	0	3,526
South Africa
Sovereign Issues	0	4,021	0	4,021
South Korea
Sovereign Issues	0	12,986	0	12,986
Spain
Corporate Bonds & Notes	0	823	0	823
Sovereign Issues	0	27,553	0	27,553
Switzerland
Corporate Bonds & Notes	0	6,507	0	6,507
Thailand
Sovereign Issues	0	4,501	0	4,501
United Arab Emirates
Corporate Bonds & Notes	0	415	0	415
Sovereign Issues	0	1,708	0	1,708
United Kingdom
Corporate Bonds & Notes	0	15,348	0	15,348
Non-Agency Mortgage-Backed Securities	0	4,729	0	4,729
Sovereign Issues	0	6,774	0	6,774
United States
Asset-Backed Securities	0	17,466	0	17,466
Corporate Bonds & Notes	0	35,834	0	35,834
Loan Participations and Assignments	0	1,705	0	1,705
Municipal Bonds & Notes	0	865	0	865
Non-Agency Mortgage-Backed Securities	0	31,081	0	31,081
U.S. Government Agencies	0	284,324	0	284,324
U.S. Treasury Obligations	0	50,208	0	50,208
Short-Term Instruments
Commercial Paper	0	1,049	0	1,049
Nigeria Treasury Bills	0	57	0	57
U.S. Treasury Bills	0	530	0	530

	$0	$741,556	$4,003	$745,559
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$351	$0	$0	$351

Total Investments	$351	$741,556	$4,003	$745,910

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(95,339)	$0	$(95,339)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	395	1,545	0	1,940
Over the counter	0	4,494	15	4,509

	$395	$6,039	$15	$6,449
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(913)	(711)	0	(1,624)
Over the counter	0	(6,729)	0	(6,729)

	$(913)	$(7,440)	$0	$(8,353)

Total Financial Derivative Instruments	$(518)	$(1,401)	$15	$(1,904)

Totals	$(167)	$644,816	$4,018	$648,667

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,013	$127,255	$(127,900)	$(17)	$0	$351	$55	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BPS	BNP Paribas S.A.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BRC	Barclays Bank PLC	GST	Goldman Sachs International	SCX	Standard Chartered Bank, London
BSH	Banco Santander S.A. - New York Branch	IND	Crédit Agricole Corporate and Investment Bank S.A.	SOG	Societe Generale Paris
BSN	The Bank of Nova Scotia - Toronto	JPM	JP Morgan Chase Bank N.A.	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	JPS	J.P. Morgan Securities LLC	UAG	UBS AG Stamford
CIB	Canadian Imperial Bank of Commerce	MBC	HSBC Bank Plc

Currency Abbreviations:
AUD	Australian Dollar	HUF	Hungarian Forint	NZD	New Zealand Dollar
BRL	Brazilian Real	IDR	Indonesian Rupiah	PEN	Peruvian New Sol
CAD	Canadian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
CHF	Swiss Franc	INR	Indian Rupee	RON	Romanian New Leu
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SEK	Swedish Krona
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	SGD	Singapore Dollar
CZK	Czech Koruna	KWD	Kuwaiti Dinar	THB	Thai Baht
DKK	Danish Krone	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
EGP	Egyptian Pound	MYR	Malaysian Ringgit	TWD	Taiwanese Dollar
EUR	Euro	NGN	Nigerian Naira	USD (or $)	United States Dollar
GBP	British Pound	NOK	Norwegian Krone	ZAR	South African Rand
HKD	Hong Kong Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BOBL	Bundesobligation, the German word for federal government bond	MUTKCALM	Tokyo Overnight Average Rate	SRFXON3	Swiss Overnight Rate Average (6PM)
CAONREPO	Canadian Overnight Repo Rate Average	SIBCSORA	Singapore Overnight Rate Average	THOR	Thai Overnight Baht Repurchase Rate
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
CNREPOFIX	China Fixing Repo Rates 7-Day	SONIO	Sterling Overnight Interbank Average Rate

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BBR	Bank Bill Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BBSW	Bank Bill Swap Reference Rate	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OAT	Obligations Assimilables du Trésor

Schedule of Investments PIMCO International Bond Portfolio (Unhedged)	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 147.7% ¤
ARGENTINA 0.0%
SOVEREIGN ISSUES 0.0%
Argentina Government International Bond
0.750% due 07/09/2030 þ		$6	$4
4.125% due 07/09/2035 þ		5	3

Total Argentina (Cost $6)			7

AUSTRALIA 2.2%
SOVEREIGN ISSUES 2.2%
Australian Capital Territory 4.750% due 10/23/2030	AUD	200	127
New South Wales Treasury Corp. 1.750% due 03/20/2034		200	96
Treasury Corp. of Victoria 2.250% due 09/15/2033		500	255

Total Australia (Cost $486)			478

BRAZIL 3.1%
SOVEREIGN ISSUES 3.1%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (c)	BRL	4,100	670

Total Brazil (Cost $665)			670

CANADA 6.7%
CORPORATE BONDS & NOTES 1.9%
Canadian Imperial Bank of Commerce 4.876% due 01/14/2030		$200	205
Toronto-Dominion Bank
4.814% due 07/16/2027		100	101
5.298% due 01/30/2032		100	102

			408

SOVEREIGN ISSUES 4.8%
Province of British Columbia 4.150% due 06/18/2034	CAD	100	73
Province of Ontario 3.650% due 06/02/2033		800	566
Province of Quebec 3.600% due 09/01/2033		500	351
PSP Capital, Inc. 4.500% due 09/05/2031	AUD	100	62

			1,052

Total Canada (Cost $1,451)			1,460

CAYMAN ISLANDS 3.5%
ASSET-BACKED SECURITIES 3.5%
Arbor Realty Commercial Real Estate Notes Ltd. 5.799% due 01/15/2037 •		$64	65
AREIT Trust 5.514% due 11/17/2038 ~		7	7
BDS Ltd. 5.781% due 12/16/2036 ~		59	59
Brightspire Capital Ltd. 5.581% due 08/19/2038 ~		38	38
GPMT Ltd. 5.784% due 12/15/2036 •		59	59
LoanCore Issuer Ltd.
5.734% due 11/15/2038 ~		46	46
5.899% due 01/17/2037 •		87	87
MF1 Ltd.
5.511% due 10/16/2036 ~		63	62

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

5.531% due 07/16/2036 •		29	29
Starwood Commercial Mortgage Trust
5.631% due 04/18/2038 ~		64	63
5.699% due 11/15/2038 ~		84	84
TCI-Symphony CLO Ltd. 5.571% due 10/13/2032 •		63	63
TPG Real Estate Finance Issuer Ltd. 5.969% due 02/15/2039 •		97	96

Total Cayman Islands (Cost $760)			758

CHINA 1.3%
SOVEREIGN ISSUES 1.3%
China Government International Bond
3.190% due 04/15/2053	CNY	1,000	169
3.720% due 04/12/2051		600	109

Total China (Cost $261)			278

DENMARK 3.8%
CORPORATE BONDS & NOTES 3.8%
Jyske Realkredit AS
1.000% due 01/01/2026	DKK	700	101
1.000% due 10/01/2050		2	0
Nordea Kredit Realkreditaktieselskab
1.000% due 04/01/2026		4,300	617
1.500% due 10/01/2053		91	11
Nykredit Realkredit AS
1.000% due 04/01/2026		300	43
1.500% due 10/01/2052		99	11
Realkredit Danmark AS
1.000% due 04/01/2026		100	14
1.000% due 04/01/2026		100	15
1.500% due 10/01/2053		182	21

Total Denmark (Cost $815)			833

FRANCE 5.0%
CORPORATE BONDS & NOTES 0.9%
BNP Paribas SA 5.786% due 01/13/2033 ~		$200	205

SOVEREIGN ISSUES 4.1%
France Government International Bond
0.500% due 05/25/2072	EUR	29	9
0.750% due 02/25/2028		150	155
0.750% due 05/25/2052		270	137
2.750% due 10/25/2027		150	164
2.750% due 02/25/2030		400	433

			898

Total France (Cost $1,131)			1,103

GERMANY 1.0%
CORPORATE BONDS & NOTES 1.0%
Deutsche Bank AG 1.750% due 11/19/2030 ~	EUR	100	100
Volkswagen Leasing GmbH 3.875% due 10/11/2028		100	110

Total Germany (Cost $238)			210

IRELAND 0.8%
ASSET-BACKED SECURITIES 0.8%
Man GLG Euro CLO DAC 3.191% due 12/15/2031 •	EUR	154	166

Total Ireland (Cost $183)			166

ISRAEL 1.0%
SOVEREIGN ISSUES 1.0%
Israel Government International Bond 6.500% due 11/06/2031		$200	212

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Total Israel (Cost $212)			212

ITALY 2.1%
SOVEREIGN ISSUES 2.1%
Cassa Depositi e Prestiti SpA 5.750% due 05/05/2026		$200	202
Italy Buoni Poliennali Del Tesoro 4.000% due 10/30/2031	EUR	100	113
Italy Government International Bond 6.000% due 08/04/2028	GBP	100	133

Total Italy (Cost $457)			448

JAPAN 7.4%
SOVEREIGN ISSUES 7.4%
Japan Government International Bond
0.100% due 01/01/2026	JPY	10,000	66
0.100% due 03/10/2028 (e)		30,073	208
0.300% due 06/20/2046		26,100	117
0.400% due 06/20/2029		20,000	130
0.700% due 12/20/2048		12,750	60
1.500% due 09/20/2043		20,000	120
1.800% due 09/20/2044		10,000	62
1.800% due 09/20/2053		7,800	45
1.800% due 03/20/2054		6,200	35
1.900% due 06/20/2044		24,000	153
2.000% due 12/20/2044		8,000	52
2.200% due 06/20/2054		20,650	130
2.200% due 03/20/2064		29,500	175
2.300% due 12/20/2054		40,000	257

Total Japan (Cost $1,886)			1,610

MALAYSIA 1.0%
SOVEREIGN ISSUES 1.0%
Malaysia Government International Bond
2.632% due 04/15/2031	MYR	200	43
3.519% due 04/20/2028		740	167

Total Malaysia (Cost $201)			210

PERU 1.3%
SOVEREIGN ISSUES 1.3%
Peru Government International Bond
6.950% due 08/12/2031	PEN	600	175
7.300% due 08/12/2033		400	115

Total Peru (Cost $284)			290

POLAND 0.9%
SOVEREIGN ISSUES 0.9%
Republic of Poland Government International Bond
3.625% due 01/11/2034	EUR	130	142
4.875% due 02/12/2030		$50	51

Total Poland (Cost $198)			193

ROMANIA 1.2%
SOVEREIGN ISSUES 1.2%
Romania Government International Bond
2.750% due 04/14/2041	EUR	15	10
5.250% due 03/10/2030		50	55
5.250% due 05/30/2032		90	94
6.375% due 09/18/2033		100	110

Total Romania (Cost $286)			269

SAUDI ARABIA 3.2%
SOVEREIGN ISSUES 3.2%
Saudi Government International Bond
3.375% due 03/05/2032	EUR	100	107
4.750% due 01/16/2030		$200	200
4.875% due 07/18/2033		200	198
5.125% due 01/13/2028		200	202

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Total Saudi Arabia (Cost $701)			707

SERBIA 0.4%
SOVEREIGN ISSUES 0.4%
Serbia Government International Bond 1.000% due 09/23/2028	EUR	100	97

Total Serbia (Cost $117)			97

SINGAPORE 0.4%
SOVEREIGN ISSUES 0.4%
Singapore Government International Bond 3.250% due 06/01/2054	SGD	100	82

Total Singapore (Cost $74)			82

SOUTH AFRICA 1.2%
SOVEREIGN ISSUES 1.2%
Republic of South Africa Government International Bond
8.000% due 01/31/2030	ZAR	1,100	58
8.875% due 02/28/2035		4,100	200

Total South Africa (Cost $279)			258

SOUTH KOREA 0.1%
SOVEREIGN ISSUES 0.1%
Korea Government International Bond 3.250% due 03/10/2053	KRW	38,080	29

Total South Korea (Cost $27)			29

SPAIN 5.7%
CORPORATE BONDS & NOTES 0.5%
CaixaBank SA 5.375% due 11/14/2030 ~	EUR	100	118

SOVEREIGN ISSUES 5.2%
Spain Government International Bond
0.000% due 01/31/2028 (c)		150	152
1.450% due 10/31/2071		50	25
2.400% due 05/31/2028		150	162
2.700% due 01/31/2030		200	216
3.150% due 04/30/2035		140	149
3.500% due 01/31/2041		100	104
3.550% due 10/31/2033		300	333

			1,141

Total Spain (Cost $1,249)			1,259

SWITZERLAND 0.6%
CORPORATE BONDS & NOTES 0.6%
UBS Group AG 7.750% due 03/01/2029 ~	EUR	100	122

Total Switzerland (Cost $112)			122

THAILAND 0.9%
SOVEREIGN ISSUES 0.9%
Thailand Government International Bond 2.500% due 11/17/2029	THB	6,580	200

Total Thailand (Cost $196)			200

UNITED KINGDOM 2.6%
CORPORATE BONDS & NOTES 0.5%
Lloyds Banking Group PLC 3.875% due 05/14/2032 ~	EUR	100	109

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Mansard Mortgages PLC 5.228% due 12/15/2049 •	GBP	23	30
Newgate Funding PLC 5.578% due 12/15/2050 •		67	85
RMAC Securities PLC
2.697% due 06/12/2044 •	EUR	44	47
4.750% due 06/12/2044 •	GBP	51	64

			226

SOVEREIGN ISSUES 1.1%
United Kingdom Gilt
1.250% due 07/31/2051		80	45
3.250% due 01/22/2044		150	149
4.375% due 07/31/2054		50	56

			250

Total United Kingdom (Cost $682)			585

UNITED STATES 80.7%
ASSET-BACKED SECURITIES 3.4%
Citigroup Mortgage Loan Trust 4.825% due 06/25/2037 •		$64	64
Countrywide Asset-Backed Certificates Trust
4.575% due 07/25/2037 ~		11	11
4.875% due 06/25/2047 •		140	135
4.915% due 04/25/2037 ~		24	21
5.095% due 08/25/2035 •		42	41
Nomura Home Equity Loan, Inc. Home Equity Loan Trust 5.065% due 02/25/2036 ~		84	78
PRET LLC 4.843% due 09/25/2051 þ		58	58
Renaissance Home Equity Loan Trust 6.985% due 12/25/2032 •		15	13
Saxon Asset Securities Trust 6.185% due 12/25/2037 ~		44	38
SG Mortgage Securities Trust 4.735% due 10/25/2036 •		85	79
SMB Private Education Loan Trust
1.290% due 07/15/2053		28	26
5.799% due 02/16/2055 ~		56	57
Structured Asset Investment Loan Trust 6.160% due 10/25/2034 •		116	123
Terwin Mortgage Trust 5.375% due 11/25/2033 •		1	1

			745

CORPORATE BONDS & NOTES 9.0%
Athene Global Funding 5.106% due 07/16/2026 •		50	50
Bank of America Corp.
1.898% due 07/23/2031 •		100	86
4.979% due 01/24/2029 ~		50	51
5.511% due 01/24/2036 ~		100	102
Broadcom, Inc. 3.137% due 11/15/2035		50	41
Citigroup, Inc. 5.449% due 06/11/2035 •		100	101
Goldman Sachs Group, Inc.
5.016% due 10/23/2035 •		100	97
5.727% due 04/25/2030 •		100	103
JPMorgan Chase & Co.
5.140% due 01/24/2031 ~		100	102
5.161% due 01/24/2029 ~		50	50
5.336% due 01/23/2035 •		100	101
Kraft Heinz Foods Co. 3.500% due 03/15/2029	EUR	150	165
Morgan Stanley
3.790% due 03/21/2030 •		100	110
5.173% due 01/16/2030 •		$100	101
5.587% due 01/18/2036 ~		50	51
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		100	95
PNC Financial Services Group, Inc. 5.575% due 01/29/2036 ~		100	102
Santander Holdings USA, Inc. 6.124% due 05/31/2027 •		100	101
T-Mobile USA, Inc. 5.150% due 04/15/2034		75	75

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

UnitedHealth Group, Inc. 5.000% due 04/15/2034	75	75
Wells Fargo & Co.
5.211% due 12/03/2035 •	50	50
5.244% due 01/24/2031 ~	50	51
5.557% due 07/25/2034 •	100	102

		1,962

LOAN PARTICIPATIONS AND ASSIGNMENTS 0.4%
Charter Communications Operating LLC 6.560% due 12/15/2031	92	91

MUNICIPAL BONDS & NOTES 0.2%
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	46	47

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.0%
Bear Stearns ALT-A Trust 4.676% due 11/25/2036 •	47	25
BIG Commercial Mortgage Trust 5.661% due 02/15/2039 ~	91	91
Chase Mortgage Finance Trust 5.310% due 07/25/2037 •	1	1
Citigroup Mortgage Loan Trust
3.000% due 11/27/2051 •	79	67
6.838% due 09/25/2035 ~	1	1
Countrywide Alternative Loan Resecuritization Trust 6.000% due 08/25/2037 •	105	49
Countrywide Alternative Loan Trust 5.135% due 05/25/2036 •	173	72
Countrywide Home Loan Mortgage Pass-Through Trust 6.500% due 11/25/2047	46	22
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.815% due 08/25/2047 ~	70	60
DROP Mortgage Trust 5.583% due 10/15/2043 •	100	95
Extended Stay America Trust 5.513% due 07/15/2038 ~	87	87
First Horizon Mortgage Pass-Through Trust 5.208% due 05/25/2037 ~	9	4
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 •	85	72
GSR Mortgage Loan Trust 5.076% due 11/25/2035 •	7	7
HarborView Mortgage Loan Trust 4.991% due 02/19/2036 ~	117	53
Impac CMB Trust 5.155% due 10/25/2034 •	6	6
IndyMac INDX Mortgage Loan Trust 4.915% due 07/25/2035 ~	7	6
JP Morgan Alternative Loan Trust 5.716% due 12/25/2035 ~	25	17
JP Morgan Mortgage Trust
3.000% due 01/25/2052 •	151	129
3.000% due 03/25/2052 ~	81	70
3.000% due 05/25/2052 •	153	131
5.604% due 02/25/2036 •	5	3
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 5.294% due 08/15/2032 •	4	4
Merrill Lynch Mortgage Investors Trust 5.543% due 02/25/2035 •	2	2
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	33	32
2.750% due 11/25/2059 •	35	33
Structured Asset Securities Corp. 4.715% due 01/25/2036 ~	10	9
Thornburg Mortgage Securities Trust 5.989% due 06/25/2047 •	2	2
Towd Point Mortgage Trust
2.710% due 01/25/2060 ~	26	25
2.900% due 10/25/2059 ~	92	88
5.435% due 05/25/2058 ~	14	14
WaMu Mortgage Pass-Through Certificates Trust
4.355% due 09/25/2036 •	5	4
5.080% due 03/25/2035 ~	12	12
6.211% due 03/25/2034 •	14	14

		1,307

U.S. GOVERNMENT AGENCIES 51.7%
Fannie Mae
3.000% due 04/01/2027	36	35
3.500% due 01/01/2059	39	35

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Freddie Mac
2.150% due 01/15/2038 •(a)		11	1
4.793% due 01/15/2038 •		11	11
5.063% due 12/15/2037 •		1	1
5.129% due 03/15/2050 •		474	471
Ginnie Mae
3.000% due 04/20/2052		143	126
3.500% due 10/20/2054 - 01/20/2055		800	734
Ginnie Mae, TBA
2.500% due 04/01/2055		100	85
3.000% due 05/01/2055		695	615
3.500% due 04/01/2055		100	92
6.500% due 04/01/2055		100	102
Uniform Mortgage-Backed Security
2.500% due 01/01/2052		84	70
3.000% due 10/01/2049		63	55
3.500% due 10/01/2039 - 07/01/2050		36	33
4.000% due 06/01/2050		25	24
4.500% due 08/01/2052		96	92
Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055		200	173
5.000% due 04/01/2055 - 05/01/2055		2,540	2,489
5.500% due 04/01/2055		200	200
6.000% due 06/01/2055		1,700	1,723
6.500% due 06/01/2055		4,000	4,118

			11,285

U.S. TREASURY OBLIGATIONS 10.0%
U.S. Treasury Bonds
2.375% due 11/15/2049 (g)		175	116
4.125% due 08/15/2044 (g)		250	234
4.500% due 11/15/2054 (g)		500	493
4.625% due 02/15/2055 (g)		500	503
U.S. Treasury Inflation Protected Securities (e)
0.500% due 01/15/2028 (g)		245	240
1.375% due 07/15/2033		34	33
2.375% due 10/15/2028 (g)		104	108
2.500% due 01/15/2029 (j)		148	155
3.375% due 04/15/2032 (g)		179	200
U.S. Treasury Notes
3.500% due 02/15/2033		100	96

			2,178

Total United States (Cost $17,773)			17,615

SHORT-TERM INSTRUMENTS 9.6%
REPURCHASE AGREEMENTS (f) 0.8%			184

JAPAN TREASURY BILLS 8.7%
0.296% due 04/14/2025 - 04/21/2025 (b)(c)	JPY	284,200	1,894

NIGERIA TREASURY BILLS 0.1%
23.286% due 11/04/2025 (c)(d)	NGN	50,000	29

Total Short-Term Instruments (Cost $2,023)			2,107

Total Investments in Securities (Cost $32,753)			32,256

		SHARES
INVESTMENTS IN AFFILIATES 0.0%
SHORT-TERM INSTRUMENTS 0.0%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.0%
PIMCO Short-Term Floating NAV Portfolio III		716	7

Total Short-Term Instruments (Cost $7)			7

Total Investments in Affiliates (Cost $7)			7

Total Investments 147.7% (Cost $32,760)			$32,263
Financial Derivative Instruments (h)(i) 0.4%(Cost or Premiums, net $(106))			94
Other Assets and Liabilities, net (48.1)%			(10,509)

Net Assets 100.0%			$21,848

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«					Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ					Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)					Security is an Interest Only (“IO”) or IO Strip.
(b)					Coupon represents a weighted average yield to maturity.
(c)					Zero coupon security.
(d)					Coupon represents a yield to maturity.
(e)					Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)					REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By		Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

JPS	4.330%	03/14/2025	04/03/2025	$184	U.S. Treasury Inflation Protected Securities 0.125% due 04/15/2025		$(185)	$184	$184

Total Repurchase Agreements							$(185)	$184	$184

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

JPS				4.430%	02/20/2025	04/03/2025	$(639)		$(642)
				4.430	03/13/2025	04/10/2025	(927)		(930)
				4.440	03/19/2025	04/09/2025	(504)		(504)

Total Reverse Repurchase Agreements									$(2,076)

SHORT SALES:
Description					Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

United States (14.3)%
U.S. Government Agencies (14.3)%
Uniform Mortgage-Backed Security, TBA					2.000%	04/01/2040	$600	$(540)	$(542)
Uniform Mortgage-Backed Security, TBA					2.000	05/01/2055	2,200	(1,743)	(1,749)
Uniform Mortgage-Backed Security, TBA					2.500	04/01/2055	250	(206)	(208)
Uniform Mortgage-Backed Security, TBA					3.500	05/01/2055	200	(180)	(180)
Uniform Mortgage-Backed Security, TBA					4.000	05/01/2055	60	(56)	(56)
Uniform Mortgage-Backed Security, TBA					4.500	06/01/2055	100	(95)	(96)
Uniform Mortgage-Backed Security, TBA					5.500	05/01/2055	200	(199)	(200)
Uniform Mortgage-Backed Security, TBA					6.500	04/01/2055	100	(103)	(103)

Total Short Sales (14.3)%								$(3,122)	$(3,134)

(g)					Securities with an aggregate market value of $2,079 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)					Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(1,212) at a weighted average interest rate of 4.423%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(h)					FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	1	$1	$0	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	1	1	0	0
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	1	1	(1)	(1)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	1	1	0	0

Total Written Options	$(1)	$(1)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 5-Year Bond June Futures	06/2025	1	$81	$1	$0	$0
Canada Government 10-Year Bond June Futures	06/2025	8	690	6	1	0
Euro-BTP June Futures	06/2025	13	1,652	(29)	4	(2)
Euro-Buxl 30-Year Bond June Futures	06/2025	1	129	(8)	1	0
Euro-Oat June Futures	06/2025	4	531	(9)	2	(1)
Euro-Schatz June Futures	06/2025	6	694	0	1	0
Long Gilt June Futures	06/2025	5	592	(4)	6	0
U.S. Treasury 2-Year Note June Futures	06/2025	3	622	4	0	0
U.S. Treasury 5-Year Note June Futures	06/2025	19	2,055	20	0	(1)
U.S. Treasury 10-Year Note June Futures	06/2025	1	111	0	0	0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	11	1,255	15	1	0

$(4)	$16	$(4)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Australia Government 3-Year Bond June Futures	06/2025	4	$(266)	$0	$0	$(1)
Australia Government 10-Year Bond June Futures	06/2025	11	(774)	(1)	0	(7)
Euro-BOBL June Futures	06/2025	10	(1,274)	11	0	(3)
Euro-Bund June Futures	06/2025	8	(1,114)	12	0	(4)
Japan Government 10-Year Bond June Futures	06/2025	2	(1,845)	(6)	0	(14)
Short Euro-BTP Italy Government Bond June Futures	06/2025	7	(814)	(1)	1	(1)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	3	(367)	(8)	0	(1)

$7	$1	$(31)

Total Futures Contracts	$3	$17	$(35)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.328%	EUR	200	$1	$0	$1	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - BUY PROTECTION(2)
Variation Margin
Index/Tranches	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-44 10-Year Index	(1.000)%	Quarterly	06/20/2035	$2,000	$(3)	$3	$0	$0	$0
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2030	EUR	600	(13)	1	(12)	1	0
CDX.iTraxx Main 43 5-Year Index	(1.000)	Quarterly	06/20/2035	400	(1)	2	1	1	0

$(17)	$6	$(11)	$2	$0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin
Index/Tranches	Fixed Receive Rate		Payment Frequency	Maturity Date		Notional Amount(4)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(5)	Asset	Liability

CDX.IG-43 5-Year Index	1.000%		Quarterly	12/20/2029		$5,100	$111	$(13)	$98	$0	$0
CDX.IG-44 5-Year Index	1.000		Quarterly	06/20/2030		1,900	35	0	35	0	0

							$146	$(13)	$133	$0	$0

INTEREST RATE SWAPS
										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay(6)	1-Day GBP-SONIO Compounded-OIS	3.000%	Annual	06/17/2027	GBP	700	$(2)	$(15)	$(17)	$1	$0
Pay(6)	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	03/17/2028		1,500	5	(2)	3	3	0
Pay	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2030		1,350	(37)	(3)	(40)	6	0
Receive	1-Day GBP-SONIO Compounded-OIS	3.500	Annual	03/19/2035		150	10	1	11	0	(1)
Pay	1-Day GBP-SONIO Compounded-OIS	3.750	Annual	03/19/2055		70	(9)	(1)	(10)	1	0
Pay	1-Day INR-MIBOR Compounded-OIS	6.000	Semi-Annual	09/17/2030		210	0	0	0	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.000	Semi-Annual	06/17/2025	JPY	50,000	1	(2)	(1)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.400	Annual	12/18/2026		180,000	(2)	(6)	(8)	1	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2027		90,000	(1)	2	1	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028		25,470	1	1	2	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.750	Annual	03/19/2030		44,000	(2)	(2)	(4)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.050	Annual	12/15/2031		22,000	(8)	(2)	(10)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2032		140,000	(3)	(5)	(8)	5	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.250	Annual	09/14/2032		30,000	(6)	(7)	(13)	1	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	09/15/2032		8,000	0	(2)	(2)	0	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	09/18/2034		80,000	0	(11)	(11)	4	0
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	12/18/2034		90,000	6	(21)	(15)	4	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	03/19/2035		65,000	3	9	12	0	(3)
Pay	1-Day JPY-MUTKCALM Compounded-OIS	1.000	Annual	06/19/2044		50,000	(21)	(19)	(40)	3	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	1.500	Annual	03/19/2055		20,000	11	3	14	0	(2)
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.500	Semi-Annual	03/19/2027	SGD	300	0	(1)	(1)	0	0
Receive	1-Day SGD-SIBCSORA Compounded-OIS	2.750	Semi-Annual	09/18/2029		150	(2)	0	(2)	0	0
Pay	1-Day THB-THOR Compounded-OIS	2.000	Quarterly	03/19/2030	THB	8,200	(1)	6	5	1	0
Receive	1-Day THB-THOR Compounded-OIS	2.750	Quarterly	09/18/2034		2,660	0	(6)	(6)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/21/2025		$360	3	1	4	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025	3,707	13	(15)	(2)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.020	Annual	05/15/2026	200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	06/20/2026	430	6	(4)	2	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.905	Annual	08/15/2026	200	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	2.965	Annual	11/30/2026	700	0	13	13	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.000	Annual	12/15/2026	200	1	10	11	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2026	3,550	12	(4)	8	0	0
Pay	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2027	4,710	(92)	25	(67)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.638	Annual	05/31/2028	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.851	Annual	02/28/2029	700	0	(5)	(5)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	600	0	(5)	(5)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.661	Annual	08/31/2029	100	0	0	0	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.734	Annual	08/31/2029	1,000	0	(4)	(4)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029	3,200	(42)	(16)	(58)	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.000	Annual	03/19/2030	200	10	(4)	6	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.840	Annual	06/30/2031	300	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.335	Annual	05/15/2032	100	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.828	Annual	05/15/2032	100	0	0	0	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.836	Annual	05/15/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.860	Annual	05/15/2034	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2034	200	5	(3)	2	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	08/28/2034	100	0	2	2	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.815	Annual	11/15/2034	100	0	(1)	(1)	0	0
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.843	Annual	11/15/2034	200	0	(2)	(2)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.844	Annual	11/15/2034	200	0	(2)	(2)	0	(1)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.150	Annual	11/15/2034	700	(20)	(1)	(21)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2034	1,025	8	(3)	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2035	275	19	(7)	12	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	100	0	(1)	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	06/15/2052	25	7	2	9	0	0
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	03/20/2054	150	(19)	15	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.931	Annual	11/15/2054	100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.955	Annual	11/15/2054	100	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.998	Annual	11/15/2054	100	0	(3)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.117	Annual	11/15/2054	200	0	(10)	(10)	0	(1)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	02/15/2055		100	0	1	1	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.772	Annual	02/15/2055		100	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.804	Annual	02/15/2055		100	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.806	Annual	02/15/2055		100	0	0	0	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.892	Annual	02/15/2055		100	0	(2)	(2)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.250	Annual	03/19/2055		85	11	(3)	8	0	(1)
Pay	3-Month AUD-BBR-BBSW	3.750	Semi-Annual	03/19/2030	AUD	2,300	2	(15)	(13)	6	0
Pay	3-Month AUD-BBR-BBSW	4.250	Semi-Annual	03/19/2035		400	0	(1)	(1)	2	0
Pay(6)	3-Month AUD-BBR-BBSW	4.500	Semi-Annual	06/18/2035		100	1	0	1	1	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.294	Annual	02/10/2027	CHF	200	(5)	6	1	0	0
Pay	3-Month CHF-SRFXON3 Compounded-OIS	0.283	Annual	02/14/2027		100	0	0	0	0	0
Pay(6)	3-Month CNY-CNREPOFIX	1.500	Quarterly	06/18/2030	CNY	28,500	(12)	0	(12)	0	(1)
Pay	3-Month KRW-KORIBOR	2.693	Quarterly	01/16/2027	KRW	1,140,260	1	0	1	1	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2027		168,780	0	0	0	0	0
Pay	3-Month KRW-KORIBOR	2.500	Quarterly	09/17/2030		436,550	(1)	0	(1)	1	0
Pay	3-Month KRW-KORIBOR	2.750	Quarterly	03/19/2035		158,490	0	1	1	1	0
Pay	3-Month NZD-BBR	4.750	Semi-Annual	06/19/2029	NZD	200	1	6	7	0	0
Pay	3-Month SEK-STIBOR	2.474	Annual	02/03/2030	SEK	1,400	0	(1)	(1)	0	0
Pay	6-Month AUD-BBR-BBSW	1.750	Semi-Annual	03/16/2027	AUD	300	(6)	(2)	(8)	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/19/2035		100	0	1	1	1	0
Pay	6-Month CZK-PRIBOR	1.913	Annual	01/30/2029	CZK	800	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	3.000	Annual	03/19/2027	EUR	1,020	9	8	17	1	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		100	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		100	(1)	(3)	(4)	0	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		100	0	(3)	(3)	0	0
Receive(6)	6-Month EUR-EURIBOR	2.000	Annual	09/17/2027		500	3	(1)	2	0	(1)
Pay	6-Month EUR-EURIBOR	3.370	Annual	10/09/2028		100	0	4	4	0	0
Pay	6-Month EUR-EURIBOR	1.795	Annual	10/11/2029		200	0	(3)	(3)	0	0
Pay	6-Month EUR-EURIBOR	1.923	Annual	10/11/2029		400	0	(4)	(4)	1	0
Pay	6-Month EUR-EURIBOR	2.028	Annual	10/11/2029		600	0	(5)	(5)	1	0
Pay	6-Month EUR-EURIBOR	2.343	Annual	01/10/2030		500	1	(3)	(2)	1	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2030		2,550	(35)	13	(22)	6	0
Receive(6)	6-Month EUR-EURIBOR	3.000	Annual	03/15/2033		480	(9)	4	(5)	0	(1)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(4)	(4)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		100	0	0	0	0	0
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		1,640	(75)	9	(66)	7	0
Pay	6-Month EUR-EURIBOR	2.250	Annual	09/21/2037		280	3	(15)	(12)	1	0
Receive(6)	6-Month EUR-EURIBOR	2.213	Annual	03/12/2055		300	0	5	5	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.270	Annual	03/12/2055		200	0	3	3	0	(1)
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		470	39	(1)	38	0	(4)
Pay	CAONREPO	3.500	Annual	12/18/2025	CAD	200	0	1	1	0	0
Pay(6)	CAONREPO	3.898	Annual	06/19/2026		300	0	3	3	0	0
Pay(6)	CAONREPO	3.925	Annual	06/19/2026		600	0	7	7	0	0
Pay	CAONREPO	3.500	Semi-Annual	12/18/2026		1,025	11	4	15	1	0
Pay	CAONREPO	2.850	Semi-Annual	09/01/2029		400	(1)	6	5	1	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Pay	CAONREPO	3.250	Semi-Annual	12/18/2029	100	2	1	3	0	0
Pay	CAONREPO	2.500	Semi-Annual	03/19/2030	100	(1)	1	0	0	0
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	100	(2)	(2)	(4)	0	0
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033	100	1	(2)	(1)	0	0
Receive	CAONREPO	3.180	Semi-Annual	06/01/2033	1,000	0	(28)	(28)	0	(1)
Receive	CAONREPO	3.400	Semi-Annual	06/01/2033	100	0	(4)	(4)	0	0
Receive	CAONREPO	2.880	Semi-Annual	09/01/2033	200	0	(3)	(3)	0	0
Receive	CAONREPO	3.500	Semi-Annual	09/01/2033	200	2	(11)	(9)	0	0
Receive	CAONREPO	3.250	Semi-Annual	12/20/2033	200	2	(9)	(7)	0	0
Pay	CAONREPO	2.750	Semi-Annual	03/19/2035	250	(3)	4	1	1	0
Pay	CAONREPO	1.750	Semi-Annual	12/16/2046	150	(30)	9	(21)	0	0
Pay	CAONREPO	3.250	Semi-Annual	12/18/2054	75	3	1	4	1	0

$(236)	$(132)	$(368)	$68	$(35)

Total Swap Agreements	$(106)	$(139)	$(245)	$70	$(35)

Cash of $945 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2025	JPY	16,786	$111	$0	$(1)
04/2025	$167	AUD	264	0	(2)
04/2025	68	JPY	10,166	0	0
05/2025	AUD	264	$167	2	0
05/2025	CNH	10,097	1,394	2	(1)
05/2025	$383	CNH	2,803	4	0
05/2025	111	JPY	16,729	1	0
06/2025	CNH	5,066	$694	0	(7)
06/2025	$734	CNH	5,365	8	0
07/2025	697	5,025	0	(1)
08/2025	697	5,025	1	0
BOA	04/2025	4	CZK	103	0	0
04/2025	113	EUR	105	0	0
04/2025	16	MYR	69	0	0
04/2025	4	NOK	43	0	0
04/2025	ZAR	237	$13	0	0
05/2025	IDR	71,365	4	0	0
05/2025	$374	CNH	2,740	4	0
05/2025	4	INR	351	0	0
06/2025	CNH	146	$20	0	0
06/2025	KRW	19,095	13	0	0
06/2025	$34	CNH	249	0	0
08/2025	CNH	80	$11	0	0
08/2025	TWD	10	0	0	0
BPS	04/2025	BRL	599	107	2	0
04/2025	GBP	24	31	0	0
04/2025	IDR	2,201,760	133	1	0
04/2025	JPY	245,991	1,602	0	(41)
04/2025	NOK	238	23	0	0
04/2025	TWD	3,084	94	2	0
04/2025	$104	BRL	599	1	0
04/2025	18	CNY	130	0	0
04/2025	59	CZK	1,431	3	0
04/2025	5,885	EUR	5,602	173	0
04/2025	257	IDR	4,211,445	0	(4)
04/2025	11	INR	964	0	0
04/2025	679	JPY	101,277	0	(4)
04/2025	51	TWD	1,679	0	(1)
04/2025	ZAR	203	$11	0	0
05/2025	EUR	380	410	0	(2)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

	05/2025	IDR	217,720		13	0	0
	05/2025		$17	BRL	100	0	0
	05/2025		1,390	CNH	10,098	4	0
	05/2025		27	GBP	21	0	0
	05/2025		131	IDR	2,167,601	0	(1)
	05/2025		37	INR	3,158	0	0
	05/2025		40	JPY	5,971	0	0
	05/2025		23	NOK	238	0	0
	06/2025	CNH	8,733		$1,203	0	(5)
	06/2025	KRW	13,526		10	0	0
	06/2025		$692	CNH	5,056	8	0
	06/2025		14	KRW	20,440	0	0
	06/2025		94	PLN	367	1	(1)
	07/2025	TWD	738		$23	0	0
	08/2025		573		18	0	0
	08/2025		$16	CNH	116	0	0
	10/2025	BRL	2,700		$443	0	(10)
BRC	04/2025	IDR	709,023		43	1	0
	04/2025	INR	67		1	0	0
	04/2025	JPY	149,000		957	1	(39)
	04/2025	MYR	310		70	0	0
	04/2025	TRY	5,491		142	1	(1)
	04/2025		$17	EUR	16	0	0
	04/2025		36	NOK	399	2	0
	04/2025		107	TRY	4,109	0	(1)
	05/2025	JPY	10,000		$68	1	0
	05/2025	TRY	125		3	0	0
	05/2025		$41	RON	197	2	0
	05/2025		200	TRY	7,806	0	(5)
	06/2025	TRY	59		$2	0	0
	06/2025		$1	PLN	4	0	0
	06/2025		96	TRY	3,784	0	(5)
	08/2025	CNH	123		$17	0	0
	08/2025		$49	CNH	355	0	0
	01/2026	DKK	400		$57	0	(2)
BSH	04/2025	AUD	254		161	2	0
	04/2025	JPY	160,076		1,066	0	(1)
	04/2025	PEN	30		8	0	0
	05/2025		$1,066	JPY	159,537	1	0
	06/2025		146	PEN	537	0	0
	06/2025		15	PLN	56	0	0
CBK	04/2025	BRL	200		$35	0	0
	04/2025	CNY	974		136	1	0
	04/2025	DKK	1,264		178	0	(5)
	04/2025	EUR	380		410	0	(1)
	04/2025	IDR	3,802,560		230	2	0
	04/2025	ILS	34		9	0	0
	04/2025	SEK	1,513		151	0	0
	04/2025	TWD	3,947		120	2	0
	04/2025		$35	BRL	200	0	0
	04/2025		101	CAD	143	0	(1)
	04/2025		502	CNY	3,599	0	(3)
	04/2025		27	EUR	25	0	0
	04/2025		145	GBP	115	3	0
	04/2025		170	IDR	2,792,211	0	(2)
	04/2025		3	INR	232	0	0
	04/2025		24	PEN	88	0	0
	04/2025		116	TWD	3,796	0	(2)
	05/2025	CAD	143		$101	1	0
	05/2025	IDR	313,029		19	0	0
	05/2025	THB	1		0	0	0
	05/2025		$140	CNY	1,004	0	0
	05/2025		130	IDR	2,162,229	0	(1)
	05/2025		151	SEK	1,510	0	0
	06/2025	CLP	15,850		$17	0	0
	06/2025	CNH	117		16	0	0
	06/2025	KRW	233,971		164	5	0
	06/2025		$51	CLP	48,491	0	0
	06/2025		49	COP	206,088	0	(1)
	06/2025		335	KRW	482,330	0	(6)
	06/2025		17	PEN	62	0	0
	07/2025	TWD	1,533		$47	1	0
	07/2025		$35	BRL	204	0	0
	08/2025	PEN	891		$240	0	(2)
	08/2025	TWD	1,921		59	1	0
	08/2025		$10	EGP	551	0	0
	09/2025	PEN	88		$24	0	0
DUB	04/2025	CAD	16		11	0	0
	04/2025	EUR	147		154	0	(5)
	04/2025	ILS	35		10	0	0
	04/2025	JPY	12,800		87	2	0
	04/2025	NZD	114		66	1	0
	04/2025		$196	DKK	1,357	1	0
	04/2025		88	IDR	1,460,960	0	0
	04/2025		4	INR	351	0	0
	04/2025		65	NZD	114	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

	05/2025	DKK	1,355		$196	0	(1)
	05/2025	IDR	32,541		2	0	0
	05/2025		$66	NZD	114	0	(1)
	06/2025	KRW	163,140		$114	3	0
	06/2025		$169	KRW	243,960	0	(3)
	06/2025		1	NGN	1,467	0	0
	08/2025	CNH	283		$39	0	0
	08/2025		$10	EGP	551	0	0
	09/2025		22	KZT	11,555	0	(1)
	12/2025		10		5,315	0	0
FAR	04/2025	AUD	10		$6	0	0
	04/2025	BRL	599		104	0	(1)
	04/2025	DKK	2,009		283	0	(8)
	04/2025	ILS	31		9	0	0
	04/2025	JPY	114,525		761	0	(3)
	04/2025	NOK	204		19	0	0
	04/2025		$139	BRL	800	1	0
	04/2025		41	CHF	37	0	0
	04/2025		29	CNY	205	0	0
	04/2025		27	HUF	10,057	0	0
	04/2025		520	JPY	77,569	0	(3)
	05/2025	CNH	2,566		$356	2	0
	05/2025		$761	JPY	114,139	3	0
	05/2025		19	NOK	204	0	0
	06/2025		70	BRL	405	1	0
	06/2025		30	PLN	116	0	0
	07/2025		356	CNH	2,556	0	(1)
GLM	04/2025	BRL	3,451		$606	4	(3)
	04/2025	IDR	1,646,958		100	1	0
	04/2025	PEN	119		31	0	(1)
	04/2025	TRY	84		2	0	0
	04/2025		$599	BRL	3,451	6	0
	04/2025		62	IDR	1,031,188	0	(1)
	04/2025		736	JPY	109,600	0	(4)
	05/2025	IDR	150,421		$9	0	0
	05/2025		$364	CNH	2,664	4	0
	05/2025		4	EGP	189	0	0
	05/2025		64	IDR	1,059,525	0	0
	05/2025		0	NGN	189	0	0
	06/2025	CNH	1,100		$153	1	0
	06/2025	JPY	10,000		67	0	(1)
	06/2025		$11	KRW	15,931	0	0
	06/2025		10	PLN	39	0	0
	07/2025	TWD	829		$26	0	0
	08/2025		458		14	0	0
	09/2025	PEN	106		29	0	0
	10/2025	BRL	2,900		475	0	(12)
	01/2026	JPY	10,000		74	6	0
IND	04/2025		$379	DKK	2,621	1	0
	04/2025		17	TWD	558	0	0
	05/2025	DKK	2,617		$379	0	(1)
JPM	04/2025	BRL	91		16	0	0
	04/2025	EUR	5,422		5,845	0	(17)
	04/2025	IDR	410,419		25	0	0
	04/2025	ILS	27		7	0	0
	04/2025	JPY	35,290		234	0	(1)
	04/2025	TWD	511		16	0	0
	04/2025		$16	BRL	91	0	0
	04/2025		98	CAD	140	0	0
	04/2025		11	CNY	81	0	0
	04/2025		10	IDR	158,390	0	0
	04/2025		32	INR	2,784	0	0
	04/2025		558	JPY	83,244	0	(4)
	04/2025		35	TWD	1,155	0	(1)
	05/2025	CNH	9,471		$1,307	1	(2)
	05/2025	IDR	90,890		6	0	0
	05/2025	TRY	269		6	0	(1)
	05/2025		$390	CNH	2,848	3	0
	05/2025		6	CNY	42	0	0
	05/2025		5,745	EUR	5,318	14	0
	05/2025		234	JPY	35,172	2	0
	05/2025		28	TRY	1,226	3	0
	06/2025	CNH	4,732		$648	0	(6)
	06/2025	PLN	42		11	0	0
	06/2025		$16	BRL	92	0	0
	06/2025		11	EGP	575	0	0
	06/2025		125	MXN	2,590	0	0
	06/2025		84	PLN	326	0	0
	07/2025	TWD	747		$23	0	0
	07/2025		$671	CNH	4,843	1	0
	08/2025	TWD	1,461		$45	1	0
	08/2025		$636	CNH	4,585	2	0
	08/2025		11	TWD	358	0	0
MBC	04/2025	CHF	37		$42	0	0
	04/2025	EGP	513		10	0	0
	04/2025	EUR	100		109	1	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

	04/2025	JPY	3,800		26	0	0
	04/2025	TWD	1,271		39	1	0
	04/2025		$10	DKK	72	0	0
	04/2025		10	EGP	513	0	0
	04/2025		324	EUR	301	2	(1)
	04/2025		22	GBP	17	0	0
	04/2025		4	INR	349	0	0
	04/2025		143	SEK	1,518	8	0
	04/2025		20	TWD	654	0	0
	05/2025	CNH	4,671		$644	1	(1)
	05/2025	DKK	72		11	0	0
	05/2025	EUR	30		32	0	0
	05/2025	IDR	60,331		4	0	0
	05/2025	THB	2,005		60	1	0
	05/2025		$42	CHF	37	0	0
	05/2025		749	CNH	5,413	1	(3)
	06/2025		0	EGP	12	0	0
	06/2025		75	KRW	108,463	0	(2)
	06/2025		33	PLN	129	0	0
	07/2025	TWD	332		$10	0	0
	07/2025		$322	CNH	2,322	0	0
	08/2025	CNH	920		$127	0	(1)
	08/2025	TWD	317		10	0	0
	08/2025		$419	CNH	3,023	1	0
MYI	04/2025	BRL	33		$6	0	0
	04/2025	CAD	267		188	2	0
	04/2025	CNY	482		67	1	0
	04/2025	DKK	778		109	0	(4)
	04/2025	IDR	47,069		3	0	0
	04/2025		$6	BRL	33	0	0
	04/2025		24	CNY	175	0	0
	04/2025		55	DKK	400	3	0
	04/2025		1	IDR	23,534	0	0
	04/2025	ZAR	2,173		$119	1	0
	05/2025	IDR	39,430		2	0	0
	05/2025		$79	CNY	569	0	0
	05/2025		9	NGN	14,090	0	0
	06/2025	CNH	84		$12	0	0
	06/2025		$7	PLN	29	0	0
	09/2025	CAD	73		$51	0	0
	09/2025		$5	KZT	2,405	0	0
	12/2025	CZK	252	EUR	10	0	0
	01/2026	DKK	295		$42	0	(1)
	04/2026		500		71	0	(3)
NGF	06/2025	KRW	205,777		144	4	0
RBC	06/2025	CNH	94		13	0	0
RYL	05/2025		$67	JPY	10,000	0	0
	06/2025	CNH	174		$24	0	0
	06/2025		$25	CNH	178	0	0
SCX	04/2025	BRL	2,080		$356	0	(9)
	04/2025	IDR	883,401		54	1	0
	04/2025	JPY	9,247		61	0	0
	04/2025	PEN	20		5	0	0
	04/2025	TWD	564		17	1	0
	04/2025		$362	BRL	2,080	2	0
	04/2025		78	CNY	559	0	0
	04/2025		19	TWD	618	0	0
	05/2025	CNH	1,990		$277	2	0
	05/2025	IDR	23,560		1	0	0
	05/2025		$531	CNH	3,827	0	(3)
	05/2025		75	JPY	11,199	0	0
	06/2025	CNH	602		$83	0	0
	06/2025		$356	BRL	2,106	9	0
	06/2025		28	CNH	204	0	0
	08/2025	TWD	190		$6	0	0
SOG	04/2025		$10	EGP	521	0	0
SSB	04/2025	GBP	765		$989	1	0
	04/2025		$832	GBP	657	17	0
	04/2025		15	TWD	490	0	0
	05/2025	PEN	433		$114	0	(4)
	05/2025		$989	GBP	765	0	(1)
	06/2025		56	JPY	8,300	0	0
UAG	04/2025	IDR	378,131		$23	0	0
	04/2025	TRY	28		1	0	0
	04/2025		$23	IDR	378,132	0	0
	04/2025		561	JPY	83,443	0	(5)
	04/2025		13	TWD	426	0	0
	05/2025		23	IDR	378,663	0	0
	06/2025		11	JPY	1,700	0	0
	06/2025		10	PLN	39	0	0
	08/2025		175	CNH	1,254	0	(1)
	09/2025		51	CAD	73	0	0
	12/2025	EUR	10	CZK	252	0	0

Total Forward Foreign Currency Contracts						$368	$(280)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

PURCHASED OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC EUR versus CZK	EUR	24.650	03/11/2026	22	$0	$0
MBC	Call - OTC USD versus CNH	CNH	7.500	05/13/2025	400	2	0
MYI	Put - OTC EUR versus CZK	EUR	24.750	12/09/2025	24	0	0
Put - OTC EUR versus CZK	24.700	12/16/2025	40	0	1
Put - OTC USD versus CAD	$1.385	09/05/2025	200	2	1

$4	$2

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.930%	06/23/2025	100	$3	$2
BPS	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.570	08/13/2025	1,400	2	0
BRC	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.005	09/25/2025	100	4	3
DUB	Put - OTC 30-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.065	06/24/2025	100	3	1
GLM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.700	08/20/2025	3,900	5	0
Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.420	05/13/2025	200	1	0
JPM	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.480	05/13/2025	1,000	1	0

$19	$6

Total Purchased Options	$23	$8

WRITTEN OPTIONS:
FOREIGN CURRENCY OPTIONS
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MYI	Put - OTC USD versus CAD	$1.320	09/05/2025	200	$0	$0

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.250%	06/23/2025	400	$(4)	$(1)
BOM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.738	04/28/2025	100	(1)	(1)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.088	04/28/2025	100	0	0
BRC	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.350	09/25/2025	400	(4)	(1)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	100	0	(1)
Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	100	0	0
DUB	Put - OTC 5-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.400	06/24/2025	400	(3)	0

Total Written Options	$(12)	$(4)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON SOVEREIGN ISSUES - BUY PROTECTION(3)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed (Pay) Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	South Korea Government International Bond	(1.000)%	Quarterly	12/20/2029	0.369%	$80	$(3)	$1	$0	$(2)

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(4)
Swap Agreements, at Value(7)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(5)	Notional Amount(6)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	Italy Government International Bond	1.000%	Quarterly	06/20/2025	0.085%	$50	$(1)	$1	$0	$0
BRC	Italy Government International Bond	1.000	Quarterly	06/20/2025	0.085	50	(1)	1	0	0
CBK	Israel Government International Bond	1.000	Quarterly	06/20/2027	0.570	200	(1)	3	2	0
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	0.003	94	0	1	1	0

$(3)	$6	$3	$0

CROSS-CURRENCY SWAPS
Swap Agreements, at Value
Counterparty	Receive	Pay	Payment Frequency	Maturity Date(8)	Notional Amount of Currency Received	Notional Amount of Currency Delivered	Upfront Payable/ (Receivable)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

CBK	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.410% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	$100,000	JPY	0	$(674)	$0	$0	$(674)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.410% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	12/17/2026	675	0	676	(1)	675	0
GST	Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	163,200	0	(1,044)	1	0	(1,043)
Floating rate equal to 1-Day USD-SOFR Compounded-OIS less 0.414% based on the notional amount of currency received	Floating rate equal to 1-Day JPY-SOFR based on the notional amount of currency delivered	Maturity	10/15/2026	1,031	0	1,031	0	1,031	0

$(11)	$0	$1,706	$(1,717)

INTEREST RATE SWAPS
Swap Agreements, at Value
Counterparty	Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Pay	3-Month CNY-CNREPOFIX(2)	1.500%	Quarterly	03/18/2031	CNY	5,800	$(5)	$2	$0	$(3)
Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	MYR	190	0	0	0	0
GST	Pay	3-Month MYR-KLIBOR	3.500	Quarterly	03/19/2030	1,650	1	(1)	0	0
Receive	3-Month MYR-KLIBOR	3.750	Quarterly	09/20/2033	410	2	(3)	0	(1)
JPM	Receive	3-Month MYR-KLIBOR	3.750	Quarterly	03/19/2035	220	0	(1)	0	(1)

$(2)	$(3)	$0	$(5)

TOTAL RETURN SWAPS ON INDEXES
Swap Agreements, at Value
Counterparty	Pay/Receive(9)	Underlying Reference	# of Units	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186%	Maturity	06/20/2025	$420	$5	$(3)	$2	$0
JPM	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186%	Maturity	06/20/2025	100	1	(1)	0	0

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

	Receive	iBoxx USD Liquid Investment Grade Index	N/A	1.186%	Maturity	09/22/2025	300	3	(4)	0	(1)

								$9	$(8)	$2	$(1)

Total Swap Agreements								$(10)	$(4)	$1,711	$(1,725)

(j)

Securities with an aggregate market value of $26 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)	This instrument has a forward starting effective date.
(3)

If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(4)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(5)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(6)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(7)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(8)	At the maturity date, the notional amount of the currency received will be exchanged back for the notional amount of the currency delivered.
(9)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025
Investments in Securities, at Value
Argentina
Sovereign Issues	$0	$7	$0	$7
Australia
Sovereign Issues	0	478	0	478
Brazil
Sovereign Issues	0	670	0	670
Canada
Corporate Bonds & Notes	0	408	0	408
Sovereign Issues	0	1,052	0	1,052
Cayman Islands
Asset-Backed Securities	0	758	0	758
China
Sovereign Issues	0	278	0	278
Denmark
Corporate Bonds & Notes	0	833	0	833
France
Corporate Bonds & Notes	0	205	0	205
Sovereign Issues	0	898	0	898
Germany
Corporate Bonds & Notes	0	210	0	210
Ireland
Asset-Backed Securities	0	166	0	166
Israel
Sovereign Issues	0	212	0	212
Italy
Sovereign Issues	0	448	0	448
Japan
Sovereign Issues	0	1,610	0	1,610
Malaysia
Sovereign Issues	0	210	0	210
Peru
Sovereign Issues	0	290	0	290
Poland
Sovereign Issues	0	193	0	193
Romania
Sovereign Issues	0	269	0	269
Saudi Arabia
Sovereign Issues	0	707	0	707
Serbia
Sovereign Issues	0	97	0	97
Singapore
Sovereign Issues	0	82	0	82
South Africa
Sovereign Issues	0	258	0	258
South Korea
Sovereign Issues	0	29	0	29
Spain
Corporate Bonds & Notes	0	118	0	118
Sovereign Issues	0	1,141	0	1,141
Switzerland
Corporate Bonds & Notes	0	122	0	122
Thailand
Sovereign Issues	0	200	0	200
United Kingdom
Corporate Bonds & Notes	0	109	0	109
Non-Agency Mortgage-Backed Securities	0	226	0	226
Sovereign Issues	0	250	0	250
United States
Asset-Backed Securities	0	745	0	745
Corporate Bonds & Notes	0	1,962	0	1,962
Loan Participations and Assignments	0	91	0	91
Municipal Bonds & Notes	0	47	0	47
Non-Agency Mortgage-Backed Securities	0	1,307	0	1,307
U.S. Government Agencies	0	11,285	0	11,285
U.S. Treasury Obligations	0	2,178	0	2,178
Short-Term Instruments
Repurchase Agreements	0	184	0	184
Japan Treasury Bills	0	1,894	0	1,894
Nigeria Treasury Bills	0	29	0	29

	$0	$32,256	$0	$32,256
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$7	$0	$0	$7

Total Investments	$7	$32,256	$0	$32,263

Schedule of Investments PIMCO International Bond Portfolio (Unhedged) (Cont.)	March 31, 2025 (Unaudited)

Short Sales, at Value - Liabilities
United States
U.S. Government Agencies	$0	$(3,134)	$0	$(3,134)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	16	71	0	87
Over the counter	0	2,086	1	2,087

	$16	$2,157	$1	$2,174
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(33)	(38)	0	(71)
Over the counter	0	(2,009)	0	(2,009)

	$(33)	$(2,047)	$0	$(2,080)

Total Financial Derivative Instruments	$(17)	$110	$1	$94

Totals	$(10)	$29,232	$1	$29,223

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,053	$4,804	$(5,850)	$1	$(1)	$7	$4	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BOA	Bank of America N.A.	GST	Goldman Sachs International	RBC	Royal Bank of Canada
BOM	Bank of Montreal	IND	Crédit Agricole Corporate and Investment Bank S.A.	RYL	NatWest Markets Plc
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London
BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SOG	Societe Generale Paris

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	UAG	UBS AG Stamford
DUB	Deutsche Bank AG	MYI	Morgan Stanley & Co. International PLC
FAR	Wells Fargo Bank National Association

Currency Abbreviations:
AUD	Australian Dollar	GBP	British Pound	NZD	New Zealand Dollar
BRL	Brazilian Real	HUF	Hungarian Forint	PEN	Peruvian New Sol
CAD	Canadian Dollar	IDR	Indonesian Rupiah	PLN	Polish Zloty
CHF	Swiss Franc	ILS	Israeli Shekel	RON	Romanian New Leu
CLP	Chilean Peso	INR	Indian Rupee	SEK	Swedish Krona
CNH	Chinese Renminbi (Offshore)	JPY	Japanese Yen	SGD	Singapore Dollar
CNY	Chinese Renminbi (Mainland)	KRW	South Korean Won	THB	Thai Baht
COP	Colombian Peso	KZT	Kazakhstani Tenge	TRY	Turkish New Lira
CZK	Czech Koruna	MXN	Mexican Peso	TWD	Taiwanese Dollar
DKK	Danish Krone	MYR	Malaysian Ringgit	USD (or $)	United States Dollar
EGP	Egyptian Pound	NGN	Nigerian Naira	ZAR	South African Rand
EUR	Euro	NOK	Norwegian Krone

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BOBL	Bundesobligation, the German word for federal government bond	MUTKCALM	Tokyo Overnight Average Rate	SONIO	Sterling Overnight Interbank Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	SIBCSORA	Singapore Overnight Rate Average	SRFXON3	Swiss Overnight Rate Average (6PM)
CDX.IG	Credit Derivatives Index - Investment Grade	SOFR	Secured Overnight Financing Rate	THOR	Thai Overnight Baht Repurchase Rate
CNREPOFIX	China Fixing Repo Rates 7-Day

Other Abbreviations:
ALT	Alternate Loan Trust	DAC	Designated Activity Company	OAT	Obligations Assimilables du Trésor
BBR	Bank Bill Rate	EURIBOR	Euro Interbank Offered Rate	OIS	Overnight Index Swap
BBSW	Bank Bill Swap Reference Rate	KLIBOR	Kuala Lumpur Interbank Offered Rate	PRIBOR	Prague Interbank Offered Rate
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	KORIBOR	Korea Interbank Offered Rate	STIBOR	Stockholm Interbank Offered Rate
CLO	Collateralized Loan Obligation	MIBOR	Mumbai Interbank Offered Rate	TBA	To-Be-Announced

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 195.3% ¤
CORPORATE BONDS & NOTES 0.1%
INDUSTRIALS 0.1%
Vessel Management Services, Inc. 3.432% due 08/15/2036	$364	$324

Total Corporate Bonds & Notes (Cost $364)		324

U.S. GOVERNMENT AGENCIES 17.0%
Fannie Mae
0.000% due 05/15/2030 - 11/15/2030 (b)	2,500	1,991
3.000% due 09/25/2046	2,264	1,726
3.580% due 08/01/2030	1,700	1,631
3.600% due 02/01/2040	1,169	1,095
4.250% due 05/25/2037	107	96
4.526% due 07/25/2037 •	2	2
5.000% due 04/25/2032 - 08/25/2033	108	110
5.500% due 12/25/2035	33	34
6.500% due 07/25/2031	13	14
6.583% due 01/01/2033 •	2	2
Freddie Mac
0.000% due 03/15/2031 - 07/15/2032 (b)	2,700	2,017
0.088% due 12/15/2042 •	248	207
3.000% due 04/15/2053	1,244	1,014
3.500% due 01/15/2048	644	584
4.000% due 06/15/2032 - 09/15/2044	4,254	4,112
4.076% due 03/25/2036 ~	141	134
4.653% due 10/15/2043 •	741	728
4.863% due 01/15/2033 •	1	1
4.943% due 01/25/2036 ~	116	112
5.500% due 02/15/2034	78	81
5.835% due 10/25/2044 •	234	214
7.000% due 12/01/2031	2	2
Ginnie Mae
3.500% due 01/20/2044	643	593
5.000% due 08/20/2030 •	0	1
6.000% due 08/20/2033	233	235
Ginnie Mae, TBA
4.000% due 04/01/2055 - 05/01/2055	7,300	6,834
4.500% due 05/01/2055	1,700	1,631
Resolution Funding Corp. STRIPS
0.000% due 10/15/2028 (a)	600	521
0.000% due 01/15/2030 (b)	2,500	2,047
Tennessee Valley Authority STRIPS 0.000% due 05/01/2030 (b)	800	648
U.S. Small Business Administration 5.290% due 12/01/2027	13	13
Uniform Mortgage-Backed Security
2.500% due 11/01/2046	105	90
4.000% due 08/01/2048	5	4
Uniform Mortgage-Backed Security, TBA
3.000% due 05/01/2055	4,600	3,986
4.500% due 05/01/2055	9,000	8,605
5.000% due 04/01/2055 - 05/01/2055	3,700	3,627
6.000% due 05/01/2055 - 06/01/2055	28,900	29,306
6.500% due 06/01/2055	1,100	1,132

Total U.S. Government Agencies (Cost $76,386)		75,180

U.S. TREASURY OBLIGATIONS 125.7%
U.S. Treasury Bonds
1.125% due 05/15/2040 (e)	12,820	8,118
1.125% due 08/15/2040 (e)	102,880	64,513
1.375% due 11/15/2040 (e)	21,220	13,800
1.750% due 08/15/2041 (e)	3,300	2,238
1.875% due 02/15/2051 (e)	2,650	1,537
2.000% due 11/15/2041 (e)	7,900	5,553
2.000% due 02/15/2050 (e)	36,908	22,344
2.250% due 05/15/2041 (e)	14,200	10,530
2.250% due 02/15/2052 (e)	400	252
2.375% due 02/15/2042 (e)	6,500	4,827
2.500% due 02/15/2045 (e)	450	325
2.500% due 02/15/2046 (e)	3,680	2,618
2.750% due 11/15/2042 (e)	5,600	4,358

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2025 (Unaudited)

2.875% due 05/15/2049 (e)(g)	1,550	1,143
2.875% due 05/15/2052 (e)	400	291
3.000% due 11/15/2044 (e)	540	426
3.000% due 05/15/2045 (e)	470	369
3.000% due 11/15/2045 (e)	10,100	7,887
3.000% due 08/15/2048 (e)	13,880	10,544
3.000% due 02/15/2049 (e)	65,070	49,223
3.000% due 08/15/2052 (e)	13,900	10,354
3.125% due 11/15/2041 (e)	25,610	21,416
3.125% due 08/15/2044 (e)	440	355
3.125% due 05/15/2048 (e)	3,730	2,904
3.250% due 05/15/2042 (e)	1,000	845
3.375% due 08/15/2042 (e)	11,300	9,691
3.375% due 11/15/2048 (e)	6,100	4,953
3.625% due 08/15/2043 (e)	2,400	2,110
3.625% due 05/15/2053 (e)	21,300	17,948
3.875% due 05/15/2043 (e)	15,600	14,244
4.000% due 11/15/2042 (e)	17,400	16,238
4.000% due 11/15/2052 (e)	73,040	65,890
4.125% due 08/15/2044 (e)	8,000	7,497
4.375% due 05/15/2041 (e)	9,920	9,784
4.375% due 08/15/2043 (e)	8,800	8,579
4.500% due 11/15/2054 (e)	3,000	2,957
4.625% due 05/15/2044 (e)	7,500	7,526
4.625% due 11/15/2044 (e)	10,100	10,116
4.625% due 05/15/2054 (e)	1,500	1,505
4.625% due 02/15/2055 (e)	7,100	7,149
4.750% due 02/15/2041 (e)	2,690	2,774
4.750% due 11/15/2043 (e)	22,710	23,208
4.750% due 02/15/2045 (e)	2,000	2,037
U.S. Treasury Inflation Protected Securities (c)
0.125% due 01/15/2032 (e)(g)	3,323	3,009
0.625% due 07/15/2032 (e)	7,324	6,840
1.125% due 01/15/2033 (e)	8,295	7,950
1.750% due 01/15/2034 (e)(g)	9,506	9,493
U.S. Treasury Notes
1.500% due 11/30/2028 (e)	6,200	5,695
2.375% due 03/31/2029 (e)	7,300	6,886
2.875% due 08/15/2028	100	97
3.250% due 06/30/2029 (e)	6,300	6,133
3.625% due 03/31/2030 (e)	200	197
3.750% due 05/31/2030 (e)	200	198
3.750% due 06/30/2030 (e)	400	396
3.875% due 09/30/2029 (e)	15,900	15,857
4.000% due 02/28/2030 (e)	200	200
4.125% due 10/31/2029 (e)	100	101
4.125% due 08/31/2030 (e)	200	201
4.125% due 10/31/2031 (e)	200	201
4.375% due 11/30/2030 (e)	500	509
4.625% due 09/30/2028 (e)	200	205
4.625% due 09/30/2030 (e)	300	309
4.875% due 10/31/2030 (e)	300	313
U.S. Treasury STRIPS
0.000% due 02/15/2033 (a)(e)	1,700	1,220
0.000% due 05/15/2034 (a)(e)	500	338
0.000% due 08/15/2034 (a)(e)	1,270	847
0.000% due 08/15/2035 (a)(e)	25,270	16,053
0.000% due 08/15/2036 (a)(e)	18,000	10,879
0.000% due 11/15/2036 (a)(e)	2,700	1,612
0.000% due 05/15/2041 (a)	10	5
0.000% due 08/15/2041 (a)	20	9
0.000% due 11/15/2041 (a)(e)	260	118
0.000% due 05/15/2042 (a)(e)	320	142
0.000% due 08/15/2042 (a)	80	35
0.000% due 11/15/2042 (a)	20	8

Total U.S. Treasury Obligations (Cost $666,671)		557,032

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Ashford Hospitality Trust 5.392% due 04/15/2035 ~	74	74
Atrium Hotel Portfolio Trust 5.547% due 12/15/2036 ~	353	347
BANK 4.046% due 03/15/2061 •	500	490
Barclays Commercial Mortgage Securities Trust 4.197% due 08/10/2035	500	488
Bear Stearns Adjustable Rate Mortgage Trust 6.574% due 04/25/2033 •	5	5
Benchmark Mortgage Trust
4.016% due 03/15/2052	2,300	2,218
5.926% due 03/15/2057	800	830
Commercial Mortgage Trust 3.140% due 10/10/2036	1,700	1,490
Countrywide Alternative Loan Trust 4.855% due 05/25/2035 ~	15	14

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2025 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust 5.075% due 03/25/2035 ~	24	22
Credit Suisse First Boston Mortgage Securities Corp. 6.017% due 11/25/2032 •	1	1
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.834% due 07/15/2038 •	865	782
DBWF Mortgage Trust 3.791% due 12/10/2036	2,100	2,045
Extended Stay America Trust 5.513% due 07/15/2038 ~	1,126	1,126
HarborView Mortgage Loan Trust 4.871% due 05/19/2035 •	12	11
Hilton USA Trust 3.719% due 11/05/2038	2,100	2,059
Impac CMB Trust 5.302% due 09/25/2034 þ	58	68
JP Morgan Chase Commercial Mortgage Securities Trust 5.817% due 12/15/2031 ~	229	224
JP Morgan Mortgage Trust
5.335% due 12/25/2049 ~	14	13
6.382% due 07/25/2035 ~	12	12
Natixis Commercial Mortgage Securities Trust 3.885% due 08/15/2038	500	480
New Residential Mortgage Loan Trust
2.750% due 07/25/2059 •	66	63
2.750% due 11/25/2059 •	279	267
Residential Accredit Loans, Inc. Trust 6.000% due 06/25/2036	16	12
Sequoia Mortgage Trust 5.134% due 07/20/2033 •	9	9
SFO Commercial Mortgage Trust 5.583% due 05/15/2038 ~	1,000	986
Structured Adjustable Rate Mortgage Loan Trust 4.875% due 05/25/2037 ~	30	27
Structured Asset Mortgage Investments Trust
5.091% due 09/19/2032 ~	4	4
5.271% due 10/19/2033 •	7	7
Towd Point Mortgage Trust 3.100% due 01/25/2060 •	600	542
VNDO Mortgage Trust 3.805% due 01/10/2035	1,900	1,861
WaMu Mortgage Pass-Through Certificates Trust
5.635% due 08/25/2046 •	49	45
6.135% due 10/25/2046 •	18	17
Washington Mutual Mortgage Pass-Through Certificates Trust
5.370% due 05/25/2033 •	4	4
Worldwide Plaza Trust 3.526% due 11/10/2036	300	207

Total Non-Agency Mortgage-Backed Securities (Cost $17,743)		16,850

ASSET-BACKED SECURITIES 0.4%
AUTOMOBILE SEQUENTIAL 0.2%
Hertz Vehicle Financing LLC
1.990% due 06/25/2026	300	299
2.330% due 06/26/2028	700	668

		967

HOME EQUITY OTHER 0.2%
Bear Stearns Asset-Backed Securities Trust 5.435% due 11/25/2042 ~	10	10
MASTR Asset-Backed Securities Trust 5.260% due 10/25/2034 ~	324	315
Merrill Lynch Mortgage Investors Trust 5.365% due 07/25/2035 ~	313	311
Renaissance Home Equity Loan Trust 3.991% due 08/25/2033 •	2	2

		638

OTHER ABS 0.0%
ECMC Group Student Loan Trust 5.204% due 02/27/2068 •	116	115

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total Asset-Backed Securities (Cost $1,764)		1,720

SHORT-TERM INSTRUMENTS 48.3%
REPURCHASE AGREEMENTS (d) 48.3%		214,100

Total Short-Term Instruments (Cost $214,100)		214,100

Total Investments in Securities (Cost $977,028)		865,206

	SHARES
INVESTMENTS IN AFFILIATES 0.3%
SHORT-TERM INSTRUMENTS 0.3%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.3%
PIMCO Short-Term Floating NAV Portfolio III	140,232	1,365

Total Short-Term Instruments (Cost $1,365)		1,365

Total Investments in Affiliates (Cost $1,365)		1,365

Total Investments 195.6% (Cost $978,393)		$866,571
Financial Derivative Instruments (f)(h) (0.1)%(Cost or Premiums, net $(293))		(396)
Other Assets and Liabilities, net (95.5)%		(423,243)

Net Assets 100.0%		$442,932

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Security is an Interest Only ("IO") or IO Strip.
(b)	Zero coupon security.
(c)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(d)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	4.350%	04/01/2025	04/02/2025	$214,000	U.S. Treasury Note/Bond 3.875% due 12/31/2027	$(218,514)	$214,000	$214,000
4.380	04/01/2025	04/02/2025	100	U.S. Treasury Note/Bond 3.375% due 09/15/2027	(102)	100	100

Total Repurchase Agreements	$(218,616)	$214,100	$214,100

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	4.400%	03/13/2025	04/10/2025	$(2,981)	$(2,988)
4.450	03/18/2025	04/08/2025	(822)	(823)
4.450	03/19/2025	04/09/2025	(640)	(642)
4.450	03/24/2025	04/07/2025	(550)	(551)
4.450	04/01/2025	04/02/2025	(392,578)	(392,578)
4.460	03/19/2025	04/02/2025	(2,832)	(2,837)
4.490	03/27/2025	04/03/2025	(1,341)	(1,342)
MSC	4.500	03/31/2025	04/03/2025	(2,050)	(2,051)
4.550	03/31/2025	04/01/2025	(1,560)	(1,560)
UBS	4.410	02/05/2025	05/02/2025	(21,563)	(21,708)
4.420	01/31/2025	04/02/2025	(58,919)	(59,359)
4.420	02/11/2025	05/09/2025	(52,411)	(52,729)
4.430	02/10/2025	05/06/2025	(895)	(900)
4.430	03/05/2025	05/16/2025	(10,362)	(10,396)
4.430	03/13/2025	05/27/2025	(4,453)	(4,463)

Total Sale-Buyback Transactions	$(554,927)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies 0.0%
Uniform Mortgage-Backed Security, TBA	2.500%	04/01/2055	$100	$(82)	$(83)

Total Short Sales 0.0%	$(82)	$(83)

(e)	Securities with an aggregate market value of $557,803 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(160,235) at a weighted average interest rate of 4.483%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(483) of deferred price drop.
(f)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2025 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description					Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures					$109.000	04/25/2025	5	$5	$(1)	$0
Put - CBOE U.S. Treasury 10-Year Note May Futures					109.500	04/25/2025	8	8	(2)	(1)
Put - CBOE U.S. Treasury 10-Year Note May Futures					110.000	04/25/2025	20	20	(6)	(4)
Call - CBOE U.S. Treasury 10-Year Note May Futures					112.000	04/25/2025	5	5	(2)	(3)
Call - CBOE U.S. Treasury 10-Year Note May Futures					112.250	04/25/2025	8	8	(2)	(4)
Call - CBOE U.S. Treasury 10-Year Note May Futures					112.500	04/25/2025	20	20	(6)	(8)

Total Written Options								$(19)		$(20)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 5-Year Note June Futures				06/2025	267	$28,878	$421		$0	$(8)
U.S. Treasury 10-Year Note June Futures				06/2025	339	37,703	516		6	0
U.S. Treasury Ultra Long-Term Bond June Futures				06/2025	14	1,712	35		6	0

							$972		$12	$(8)

SHORT FUTURES CONTRACTS
								Variation Margin
Description				Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)		Asset	Liability

U.S. Treasury 2-Year Note June Futures				06/2025	33	$(6,837)	$(42)		$0	$0
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures				06/2025	669	(76,350)	(889)		0	(63)
U.S. Treasury Long-Term Bond June Futures				06/2025	173	(20,290)	(319)		0	(32)

							$(1,250)		$0	$(95)

Total Futures Contracts							$(278)		$12	$(103)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
									Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Receive	1-Day USD-SOFR Compounded-OIS	3.638%	Annual	05/31/2028	$1,000	$0	$11	$11	$0	$0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028	2,100	0	22	22	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.662	Annual	05/31/2028	9,800	0	102	102	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	05/31/2028	9,800	0	91	91	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.694	Annual	05/31/2028	9,800	0	90	90	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028	800	0	4	4	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	6,000	(118)	103	(15)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	600	(1)	(4)	(5)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.821	Annual	10/31/2030	5,300	0	(27)	(27)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.834	Annual	10/31/2030	3,760	0	(22)	(22)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.800	Annual	02/28/2031	3,700	22	(46)	(24)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.328	Annual	04/30/2031	800	0	21	21	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.431	Annual	04/30/2031	1,200	0	24	24	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	06/20/2031	4,500	(40)	62	22	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	06/30/2031	2,400	0	60	60	0	(4)

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	1.441	Semi-Annual	07/21/2031	5,100	(53)	802	749	0	(7)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031	6,450	(123)	(40)	(163)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.610	Annual	12/12/2032	1,100	(5)	15	10	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	4.030	Annual	12/15/2033	100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.950	Annual	12/19/2033	1,200	(5)	(13)	(18)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	12/26/2033	400	(2)	(1)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.854	Annual	12/29/2033	400	(2)	(1)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	01/02/2034	600	(3)	3	0	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.810	Annual	01/02/2034	600	(3)	1	(2)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.648	Annual	01/08/2034	500	(2)	6	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.600	Annual	01/17/2034	400	(2)	7	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.880	Annual	07/10/2034	900	(3)	0	(3)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	500	(2)	1	(1)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.645	Annual	08/07/2034	1,300	(4)	24	20	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	600	(2)	9	7	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.569	Annual	08/14/2034	1,100	(4)	28	24	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.595	Annual	08/19/2034	1,300	(5)	30	25	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.532	Annual	08/20/2034	500	(2)	14	12	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.550	Annual	08/21/2034	1,100	(4)	29	25	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.613	Annual	08/22/2034	800	(3)	17	14	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.555	Annual	08/28/2034	800	(3)	21	18	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.565	Annual	08/28/2034	800	(3)	20	17	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	100	0	2	2	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.611	Annual	08/28/2034	200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.643	Annual	08/28/2034	400	(1)	7	6	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.470	Annual	09/04/2034	400	(1)	13	12	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	1,000	(4)	38	34	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	700	(3)	37	34	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	600	(3)	30	27	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034	1,400	(5)	73	68	0	(4)
Pay	1-Day USD-SOFR Compounded-OIS	3.450	Annual	10/11/2034	900	(3)	(23)	(26)	3	0
Pay	1-Day USD-SOFR Compounded-OIS	3.375	Annual	10/15/2034	300	(1)	(10)	(11)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.385	Annual	10/17/2034	700	(2)	(22)	(24)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.395	Annual	10/17/2034	200	(1)	(6)	(7)	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.481	Annual	10/29/2034	700	(2)	(16)	(18)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.495	Annual	10/30/2034	700	(2)	(16)	(18)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.435	Annual	11/05/2034	3,300	(12)	(87)	(99)	10	0
Pay	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/14/2034	700	(3)	8	5	2	0
Pay	1-Day USD-SOFR Compounded-OIS	3.855	Annual	11/19/2034	1,200	(5)	12	7	4	0
Pay	1-Day USD-SOFR Compounded-OIS	3.933	Annual	01/06/2035	500	(2)	9	7	1	0
Pay	1-Day USD-SOFR Compounded-OIS	3.880	Annual	01/13/2035	1,900	(5)	22	17	6	0
Pay	1-Day USD-SOFR Compounded-OIS	4.013	Annual	01/15/2035	600	(2)	14	12	2	0
Pay	1-Day USD-SOFR Compounded-OIS	4.100	Annual	01/21/2035	500	(1)	15	14	1	0

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2025 (Unaudited)

Pay	1-Day USD-SOFR Compounded-OIS	4.090	Annual	01/22/2035	400	(1)	12	11	1	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035	350	(1)	(3)	(4)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035	500	(2)	(4)	(6)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035	500	(2)	(2)	(4)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035	1,600	(5)	(13)	(18)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035	1,200	(4)	(12)	(16)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035	700	(2)	(5)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.368	Annual	11/15/2049	300	0	25	25	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.464	Annual	11/15/2049	500	0	34	34	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.527	Annual	11/15/2049	100	0	6	6	0	(1)
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.000	Annual	11/15/2052	1,170	(22)	(12)	(34)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	10/23/2053	4,500	(78)	1,742	1,664	0	(24)
Receive	1-Day USD-SOFR Compounded-OIS	2.330	Semi-Annual	10/25/2053	4,010	244	972	1,216	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.300	Annual	11/15/2053	500	(3)	50	47	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.956	Annual	11/15/2054	2,700	0	(72)	(72)	0	(21)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054	2,700	65	85	150	0	(20)
Receive	1-Day USD-SOFR Compounded-OIS	3.814	Annual	02/15/2055	3,700	0	(10)	(10)	0	(29)
Receive	1-Day USD-SOFR Compounded-OIS	3.846	Annual	02/15/2055	600	0	(5)	(5)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.872	Annual	02/15/2055	1,800	0	(24)	(24)	0	(14)

Total Swap Agreements						$(242)	$4,330	$4,088	$38	$(297)

(g)	Securities with an aggregate market value of $1,961 and cash of $4,576 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)	This instrument has a forward starting effective date.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description			Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

FAR	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.715%	04/24/2025	600	$(2)	$(4)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	4.065	04/24/2025	600	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.593	04/30/2025	500	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	3.943	04/30/2025	500	(2)	(2)
GLM	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.535	04/10/2025	500	(2)	(1)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	3.985	04/10/2025	500	(2)	(1)
	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.695	04/17/2025	200	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	4.045	04/17/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.710	04/21/2025	700	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	4.060	04/21/2025	700	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.713	04/28/2025	200	(1)	(2)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	4.063	04/28/2025	200	(1)	0
	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.600	04/30/2025	100	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Pay	3.950	04/30/2025	100	(1)	0
MYC	Call - OTC 10-Year Interest Rate Swap			3-Month USD-SOFR	Receive	3.710	04/14/2025	1,000	(4)	(5)

Schedule of Investments PIMCO Long-Term U.S. Government Portfolio (Cont.)	March 31, 2025 (Unaudited)

Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	1,000	(4)	(1)

Total Written Options	$(32)	$(26)

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Industrials	$0	$324	$0	$324
U.S. Government Agencies	0	75,180	0	75,180
U.S. Treasury Obligations	0	557,032	0	557,032
Non-Agency Mortgage-Backed Securities	0	16,850	0	16,850
Asset-Backed Securities
Automobile Sequential	0	967	0	967
Home Equity Other	0	638	0	638
Other ABS	0	115	0	115
Short-Term Instruments
Repurchase Agreements	0	214,100	0	214,100

$0	$865,206	$0	$865,206
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$1,365	$0	$0	$1,365

Total Investments	$1,365	$865,206	$0	$866,571

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(83)	$0	$(83)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	$0	$50	$0	$50

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(420)	0	(420)
Over the counter	0	(26)	0	(26)

$0	$(446)	$0	$(446)

Total Financial Derivative Instruments	$0	$(396)	$0	$(396)

Totals	$1,365	$864,727	$0	$866,092

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$1,820	$134,968	$(135,401)	$(22)	$0	$1,365	$69	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	MSC	Morgan Stanley & Co. LLC.	SAL	Citigroup Global Markets, Inc.
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC	UBS	UBS Securities LLC
GLM	Goldman Sachs Bank USA

Currency Abbreviations:
USD (or $)	United States Dollar

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
SOFR	Secured Overnight Financing Rate

Other Abbreviations:
ABS	Asset-Backed Security	OIS	Overnight Index Swap	TBA	To-Be-Announced

Schedule of Investments PIMCO Low Duration Portfolio	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 101.4% ¤
CORPORATE BONDS & NOTES 16.7%
BANKING & FINANCE 11.1%
ABN AMRO Bank NV
4.718% due 01/22/2027		$3,900	$3,923
6.575% due 10/13/2026 •		2,200	2,222
Abu Dhabi Developmental Holding Co. PJSC 5.375% due 05/08/2029		1,800	1,846
American Honda Finance Corp. 5.000% due 05/23/2025		3,300	3,302
Athene Global Funding
3.534% due 02/23/2027 ~	EUR	1,900	2,066
5.106% due 07/16/2026 •		$3,700	3,702
Avolon Holdings Funding Ltd. 5.375% due 05/30/2030		1,100	1,102
Bank of Montreal 4.567% due 09/10/2027 •		2,100	2,102
Bank of Nova Scotia 5.450% due 06/12/2025		3,500	3,505
Banque Federative du Credit Mutuel SA 5.194% due 02/16/2028		1,400	1,423
Barclays PLC
2.852% due 05/07/2026 •		5,100	5,089
5.304% due 08/09/2026 •		4,500	4,509
BPCE SA
5.975% due 01/18/2027 •		2,100	2,119
6.612% due 10/19/2027 •		5,000	5,137
Capital One Financial Corp. 4.985% due 07/24/2026 •		4,100	4,101
Citibank NA
4.876% due 11/19/2027 •		1,600	1,608
4.929% due 08/06/2026		1,500	1,510
5.438% due 04/30/2026		2,500	2,527
Cooperatieve Rabobank UA 4.978% due 08/28/2026 ~		1,700	1,707
Credit Agricole SA 5.569% due 09/11/2028 •		1,600	1,614
Danske Bank AS 5.427% due 03/01/2028 •		2,400	2,441
Deutsche Bank AG
4.999% due 09/11/2030 •		2,000	1,991
5.578% due 11/16/2027 •		4,600	4,618
Ford Credit Canada Co.
6.777% due 09/15/2025	CAD	500	352
7.000% due 02/10/2026		600	427
Ford Motor Credit Co. LLC 5.800% due 03/05/2027		$1,900	1,909
General Motors Financial Co., Inc. 5.400% due 05/08/2027		3,600	3,636
Goldman Sachs Bank USA 5.109% due 05/21/2027 ~		1,400	1,405
Goldman Sachs Group, Inc.
5.049% due 07/23/2030 •		200	202
5.798% due 08/10/2026 •		4,100	4,117
Hardwood Funding LLC 0.000% due 06/07/2030 «(a)(e)		1,000	1,004
HSBC Holdings PLC 6.161% due 03/09/2029 •		4,500	4,665
JPMorgan Chase & Co.
5.126% due 09/22/2027 ~		5,000	5,020
5.571% due 04/22/2028 •		1,200	1,224
6.070% due 10/22/2027 •		3,000	3,071
Metropolitan Life Global Funding 4.050% due 08/25/2025		4,100	4,093
Mitsubishi UFJ Financial Group, Inc. 5.541% due 04/17/2026 •		3,100	3,101
Morgan Stanley 5.376% due 04/13/2028 •		1,900	1,916
Morgan Stanley Bank NA
4.968% due 07/14/2028 •		500	504
5.016% due 01/12/2029 •		3,300	3,340
NatWest Group PLC 7.472% due 11/10/2026 •		3,100	3,151

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2025 (Unaudited)

Pricoa Global Funding 4.200% due 08/28/2025		3,000	2,995
Protective Life Global Funding 4.858% due 07/22/2026 ~		2,000	2,003
Royal Bank of Canada 4.965% due 01/24/2029 ~		1,000	1,008
Santander U.K. Group Holdings PLC
4.858% due 09/11/2030 •		2,200	2,180
6.833% due 11/21/2026 •		3,200	3,240
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		5,300	5,258
5.464% due 01/13/2026		3,000	3,022
Swedbank AB 5.337% due 09/20/2027		4,100	4,167
Synchrony Bank 5.400% due 08/22/2025		4,300	4,306
Toyota Motor Credit Corp. 4.550% due 08/07/2026		500	502
UBS AG 5.800% due 09/11/2025		3,600	3,619
UBS Group AG
4.488% due 05/12/2026 •		3,300	3,299
6.373% due 07/15/2026 •		4,200	4,217
6.537% due 08/12/2033 •		250	268
UBS Switzerland AG 3.390% due 12/05/2025	EUR	1,900	2,069
Wells Fargo & Co.
3.908% due 04/25/2026 •		$2,800	2,798
4.900% due 01/24/2028 ~		3,500	3,520

			155,772

INDUSTRIALS 3.8%
AbbVie, Inc. 4.800% due 03/15/2027		4,100	4,142
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029		2,900	2,850
Amgen, Inc. 5.150% due 03/02/2028		283	288
BMW U.S. Capital LLC
4.750% due 03/21/2028		2,670	2,677
5.050% due 08/11/2028		1,930	1,948
Broadcom, Inc. 5.050% due 07/12/2027		700	709
CommonSpirit Health 1.547% due 10/01/2025		4,900	4,823
Equifax, Inc. 5.100% due 12/15/2027		4,000	4,054
Hewlett Packard Enterprise Co. 4.450% due 09/25/2026		2,250	2,245
Hyundai Capital America
5.511% due 08/04/2025 ~		2,600	2,605
5.848% due 01/08/2027 •		4,000	4,044
5.875% due 04/07/2025		4,500	4,501
International Business Machines Corp. 4.650% due 02/10/2028		2,800	2,818
Las Vegas Sands Corp. 5.900% due 06/01/2027		3,400	3,456
Mars, Inc. 4.600% due 03/01/2028		900	904
Mercedes-Benz Finance North America LLC
4.750% due 03/31/2028 (a)		2,800	2,803
4.900% due 11/15/2027		700	704
Oracle Corp. 5.121% due 08/03/2028 ~		750	752
Stryker Corp. 4.250% due 09/11/2029		300	296
The Campbell's Co. 5.300% due 03/20/2026		1,700	1,712
Volkswagen Group of America Finance LLC 5.050% due 03/27/2028		5,000	4,999

			53,330

UTILITIES 1.8%
AES Corp. 1.375% due 01/15/2026		5,100	4,961
Enel Finance International NV
4.500% due 06/15/2025		4,300	4,294
7.050% due 10/14/2025		5,000	5,047
Georgia Power Co. 5.109% due 05/08/2025 ~		2,600	2,601
NextEra Energy Capital Holdings, Inc. 5.161% due 02/04/2028 •		1,400	1,407
Pacific Gas & Electric Co. 4.950% due 06/08/2025		4,200	4,197

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2025 (Unaudited)

Southern California Edison Co.
4.400% due 09/06/2026	115	115
4.700% due 06/01/2027	100	100
4.875% due 02/01/2027	300	301
5.350% due 03/01/2026	1,200	1,205
5.850% due 11/01/2027	600	615

		24,843

Total Corporate Bonds & Notes (Cost $232,837)		233,945

U.S. GOVERNMENT AGENCIES 40.9%
Fannie Mae
1.000% due 01/25/2043	22	19
1.250% due 11/25/2027	1,635	1,584
2.000% due 11/25/2046	2,815	2,604
2.080% due 10/01/2026	900	870
3.150% due 03/01/2026	2,800	2,764
3.220% due 01/01/2028	1,000	976
3.590% due 12/01/2025	2,800	2,778
4.526% due 12/25/2036 - 07/25/2037 •	54	53
4.737% due 12/25/2042 ~	2	2
4.804% due 09/25/2042 - 03/25/2044 •	168	168
4.843% due 09/25/2049 •	228	227
5.000% due 04/25/2033	2	2
5.109% due 12/25/2047 •	1,212	1,214
5.129% due 01/25/2051 •	1,210	1,211
5.244% due 03/25/2055 •	2,000	2,000
5.290% due 03/25/2055 •	990	993
5.310% due 08/25/2054 •	795	794
5.363% due 06/17/2027 •	2	2
5.500% due 03/25/2055 •	2,965	2,981
5.840% due 12/25/2054 •	4,089	4,131
5.885% due 06/01/2043 •	29	29
5.886% due 07/01/2042 •	13	13
5.936% due 09/01/2041 •	34	34
6.397% due 11/01/2035 •	9	9
6.703% due 07/01/2035 •	2	2
7.166% due 05/01/2038 •	485	503
7.207% due 09/01/2035 •	21	22
Freddie Mac
0.650% due 10/22/2025 - 10/27/2025	48,700	47,705
0.680% due 08/06/2025	18,800	18,561
0.800% due 10/28/2026 (h)	11,800	11,223
2.539% due 08/15/2044 •	747	765
3.000% due 01/01/2027	31	31
3.044% due 04/25/2025 ~	1,500	1,495
3.250% due 10/25/2033	1,787	1,778
4.000% due 12/01/2047 - 08/01/2048	2,034	1,922
4.695% due 08/25/2031 •	22	23
4.903% due 08/25/2027 •	1,100	1,100
5.000% due 06/01/2031	46	46
5.129% due 03/15/2050 •	2,467	2,448
5.229% due 12/15/2050 •	919	913
5.280% due 11/25/2054 •	5,704	5,711
5.290% due 03/25/2055 •	2,476	2,464
5.310% due 08/25/2054 •	2,723	2,733
5.340% due 02/25/2055 •	2,162	2,173
5.490% due 03/25/2055 •	1,216	1,222
5.500% due 01/25/2047	1,426	1,435
5.740% due 03/25/2055 •	3,421	3,445
5.835% due 02/25/2045 •	55	53
6.500% due 07/25/2043	21	22
7.356% due 09/01/2035 •	14	14
7.454% due 07/01/2035 •	8	9
Ginnie Mae
3.000% due 02/20/2030	70	68
3.500% due 10/20/2029	817	806
4.900% due 06/20/2065 •	321	321
4.923% due 06/20/2064 •	1,562	1,564
4.943% due 10/20/2065 •	3,217	3,221
4.963% due 07/20/2063 •	238	238
4.994% due 02/20/2074 •	1,000	995
5.144% due 04/20/2072 •	2,509	2,497
5.223% due 05/20/2066 •	311	311
5.244% due 07/20/2073 - 08/20/2073 •	4,933	4,979
5.244% due 07/20/2074 ~	2,245	2,268
5.273% due 04/20/2066 •	2,370	2,372
5.294% due 09/20/2073 •	6,971	7,056
5.314% due 08/20/2073 ~	1,566	1,583
5.344% due 05/20/2073 ~	2,906	2,945
5.504% due 11/20/2072 •	10,828	11,036
5.514% due 11/20/2072 •	12,419	12,613
5.673% due 08/20/2070 •	3,828	3,901
5.844% due 08/20/2071 •	1,763	1,801
6.717% due 07/20/2067 •	2,944	2,978

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2025 (Unaudited)

Uniform Mortgage-Backed Security
2.500% due 01/01/2029		49	48
3.000% due 12/01/2026 - 04/01/2052		57,130	50,079
3.500% due 09/01/2030 - 12/01/2047		29,223	26,528
4.000% due 08/01/2044 - 08/01/2048		2,933	2,765
4.500% due 05/01/2026 - 08/01/2046		218	214
5.000% due 05/01/2027 - 06/01/2054		95,536	93,850
6.000% due 02/01/2033 - 01/01/2039		249	260
6.500% due 04/01/2036		37	38
Uniform Mortgage-Backed Security, TBA
2.500% due 05/01/2055		4,400	3,659
4.000% due 05/01/2055		41,100	38,240
4.500% due 04/01/2040		200	198
5.500% due 05/01/2055		10,300	10,278
6.000% due 06/01/2055		146,500	148,517

Total U.S. Government Agencies (Cost $579,676)			571,503

U.S. TREASURY OBLIGATIONS 20.1%
U.S. Treasury Inflation Protected Securities (d)
0.125% due 04/15/2025		40,945	40,985
0.125% due 10/15/2025		1,652	1,654
0.375% due 07/15/2025		5,558	5,568
0.625% due 07/15/2032		10,057	9,392
1.125% due 01/15/2033		9,383	8,993
U.S. Treasury Notes
2.875% due 05/15/2032 (j)		2,100	1,943
3.625% due 05/15/2026		151,600	150,949
3.875% due 01/15/2026		53,100	53,016
4.875% due 04/30/2026 (j)		8,600	8,674

Total U.S. Treasury Obligations (Cost $281,256)			281,174

NON-AGENCY MORTGAGE-BACKED SECURITIES 3.8%
Adjustable Rate Mortgage Trust 5.837% due 09/25/2035 ~		99	88
AOA Mortgage Trust 5.309% due 10/15/2038 •		3,320	3,209
Atrium Hotel Portfolio Trust 5.547% due 12/15/2036 ~		3,614	3,553
Banc of America Funding Trust 5.109% due 01/20/2047 ~		67	58
Banc of America Mortgage Trust
6.548% due 08/25/2034 •		74	75
6.608% due 07/25/2034 •		74	71
Bear Stearns Adjustable Rate Mortgage Trust
5.081% due 01/25/2035 •		816	796
5.125% due 01/25/2035 ~		23	20
5.239% due 07/25/2034 ~		46	43
5.954% due 01/25/2034 •		3	3
Bear Stearns ALT-A Trust 4.755% due 02/25/2034 ~		68	64
Bear Stearns Structured Products, Inc. Trust
4.333% due 12/26/2046 •		130	101
5.116% due 01/26/2036 ~		159	113
BX Trust 5.068% due 04/15/2039 •		758	753
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.715% due 01/25/2035 ~		3	3
Citigroup Mortgage Loan Trust
6.210% due 08/25/2035 •		38	34
7.410% due 05/25/2035 •		6	6
Colony Mortgage Capital Ltd. 5.808% due 11/15/2038 ~		4,370	4,320
Countrywide Alternative Loan Trust 6.000% due 10/25/2033		4	4
Countrywide Home Loan Mortgage Pass-Through Trust
5.160% due 11/25/2034 •		86	82
5.415% due 02/20/2035 •		16	16
5.962% due 11/20/2034 ~		205	197
6.248% due 02/20/2036 •		130	120
CRSNT Commercial Mortgage Trust 5.254% due 04/15/2036 •		6,000	5,914
DBGS Mortgage Trust
5.212% due 06/15/2033 ~		2,100	1,967
5.829% due 10/15/2036 •		100	99
DROP Mortgage Trust 5.583% due 10/15/2043 •		5,000	4,759
Eurosail PLC 5.529% due 06/13/2045 ~	GBP	2,357	3,036
First Horizon Alternative Mortgage Securities Trust 5.170% due 09/25/2034 •		$50	51
First Horizon Mortgage Pass-Through Trust 6.739% due 08/25/2035 •		44	31
GMAC Mortgage Corp. Loan Trust 3.670% due 11/19/2035 •		19	17

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2025 (Unaudited)

Great Hall Mortgages PLC
4.698% due 06/18/2039 •		4	5
4.698% due 06/18/2039 ~		3	3
GS Mortgage-Backed Securities Trust 3.000% due 09/25/2052 •		4,079	3,479
GSR Mortgage Loan Trust
5.328% due 09/25/2035 ~		59	57
7.333% due 09/25/2034 •		18	18
HarborView Mortgage Loan Trust
4.871% due 05/19/2035 •		26	25
5.043% due 07/19/2035 •		140	105
JP Morgan Mortgage Trust 5.750% due 01/25/2036		10	5
Merrill Lynch Mortgage Investors Trust
4.935% due 11/25/2035 •		17	16
5.095% due 09/25/2029 •		17	18
Natixis Commercial Mortgage Securities Trust 5.534% due 08/15/2038 •		4,300	4,129
NYO Commercial Mortgage Trust 5.529% due 11/15/2038 •		4,400	4,370
OBX Trust 3.000% due 01/25/2052 •		4,006	3,416
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates 4.995% due 12/25/2035 ~		126	124
PHHMC Pass - Through Trust 5.860% due 07/18/2035 ~		49	49
Prime Mortgage Trust 4.835% due 02/25/2034 •		1	1
Residential Funding Mortgage Securities, Inc. Trust 5.874% due 09/25/2035 ~		329	212
SFO Commercial Mortgage Trust 5.583% due 05/15/2038 ~		2,200	2,170
Structured Adjustable Rate Mortgage Loan Trust
4.811% due 08/25/2035 ~		48	41
6.035% due 01/25/2035 ~		74	68
6.527% due 02/25/2034 •		28	27
Structured Asset Mortgage Investments Trust
4.995% due 02/25/2036 ~		32	27
Waikiki Beach Hotel Trust 5.667% due 12/15/2033 ~		4,500	4,490
WaMu Mortgage Pass-Through Certificates Trust
4.975% due 12/25/2045 •		23	23
5.115% due 01/25/2045 •		162	160
6.035% due 06/25/2042 •		3	3

Total Non-Agency Mortgage-Backed Securities (Cost $54,590)			52,644

ASSET-BACKED SECURITIES 9.7%
AUTOMOBILE ABS OTHER 0.1%
GM Financial Consumer Automobile Receivables Trust 4.739% due 03/16/2027 •		1,874	1,874

AUTOMOBILE SEQUENTIAL 2.1%
CarMax Auto Owner Trust 5.650% due 05/17/2027		1,259	1,264
Carvana Auto Receivables Trust 5.420% due 04/10/2028		3,133	3,147
Chase Auto Owner Trust
5.480% due 04/26/2027		1,309	1,312
5.660% due 05/26/2027		950	954
Chesapeake Funding LLC 5.520% due 05/15/2036		2,615	2,644
Citizens Auto Receivables Trust 5.840% due 01/18/2028		956	963
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		1,232	1,230
5.760% due 10/22/2029		1,105	1,111
Ford Auto Securitization Trust 6.027% due 07/15/2028	CAD	1,800	1,282
Ford Credit Auto Owner Trust 4.850% due 08/15/2035		$1,250	1,265
GM Financial Automobile Leasing Trust 4.660% due 02/21/2028		2,500	2,513
Hertz Vehicle Financing LLC 3.730% due 09/25/2026		4,500	4,487
Oscar U.S. Funding LLC 2.820% due 04/10/2029		4,516	4,441
Veros Auto Receivables Trust 7.120% due 11/15/2028		345	346

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2025 (Unaudited)

Westlake Automobile Receivables Trust 4.820% due 09/15/2027		2,011	2,013

			28,972

CMBS OTHER 2.9%
Arbor Realty Commercial Real Estate Notes Ltd. 5.784% due 11/15/2036 •		3,178	3,183
AREIT Trust 5.597% due 01/20/2037 •		2,664	2,653
BDS Ltd. 5.781% due 12/16/2036 ~		2,946	2,949
Fortress Credit Investments Ltd. 6.192% due 02/23/2039 •		801	786
GPMT Ltd. 5.931% due 07/16/2035 ~		1,797	1,787
KREF Ltd. 5.767% due 02/17/2039 •		4,014	4,007
LoanCore Issuer Ltd. 5.899% due 01/17/2037 •		3,652	3,647
Lument Finance Trust, Inc. 5.604% due 06/15/2039 •		1,981	1,982
MF1 LLC 6.467% due 06/19/2037 ~		4,252	4,250
MF1 Ltd. 5.667% due 02/19/2037 •		4,168	4,168
PFP Ltd. 6.595% due 08/19/2035 •		2,863	2,867
Ready Capital Mortgage Financing LLC 6.787% due 06/25/2037 •		1,457	1,462
TPG Real Estate Finance Issuer Ltd.
5.634% due 03/15/2038 •		2,218	2,215
5.969% due 02/15/2039 •		4,441	4,428

			40,384

CREDIT CARD BULLET 0.2%
Citibank Credit Card Issuance Trust 5.038% due 08/07/2027 •		2,100	2,104

CREDIT CARD OTHER 0.7%
Capital One Multi-Asset Execution Trust 4.950% due 10/15/2027		5,500	5,512
Synchrony Card Funding LLC 5.740% due 10/15/2029		4,400	4,490

			10,002

HOME EQUITY OTHER 0.7%
ACE Securities Corp. Home Equity Loan Trust
4.555% due 10/25/2036 ~		43	16
5.335% due 12/25/2034 •		726	653
5.365% due 02/25/2036 •		2,144	2,000
Asset-Backed Securities Corp. Home Equity Loan Trust 6.084% due 03/15/2032 •		12	12
Countrywide Asset-Backed Certificates Trust 5.135% due 12/25/2033 •		259	256
Credit Suisse First Boston Mortgage Securities Corp. 4.827% due 01/25/2032 •		1	1
GE-WMC Mortgage Securities Trust 4.515% due 08/25/2036 ~		6	3
Morgan Stanley ABS Capital, Inc. Trust 4.685% due 05/25/2037 •		3,684	3,310
NovaStar Mortgage Funding Trust 4.755% due 05/25/2036 •		703	695
Residential Asset Securities Corp. Trust 5.320% due 01/25/2034 ~		130	132
Structured Asset Investment Loan Trust 5.140% due 03/25/2034 •		143	147
Structured Asset Securities Corp. Mortgage Loan Trust 5.055% due 05/25/2036 •		2,738	2,674

			9,899

OTHER ABS 3.0%
Bain Capital Credit CLO Ltd. 5.493% due 10/20/2034 ~		1,400	1,399
Carlyle Euro CLO DAC 3.446% due 08/15/2032 •	EUR	4,140	4,478
Carval CLO Ltd. 5.022% due 07/20/2032 •		$1,000	998
CCG Receivables Trust 4.480% due 10/14/2032		2,700	2,704
CIFC Funding Ltd. 5.508% due 10/24/2030 ~		2,011	2,013

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2025 (Unaudited)

Elevation CLO Ltd. 5.600% due 01/25/2035 ~		1,200	1,199
Fortress Credit Bsl Ltd. 5.380% due 07/23/2032 •		764	762
Indigo Credit Management DAC 4.004% due 07/15/2038 •	EUR	1,200	1,298
LCM Ltd. 5.393% due 07/20/2030 ~		$481	481
Madison Park Euro Funding DAC 3.585% due 07/15/2032 •	EUR	4,191	4,546
Massachusetts Educational Financing Authority 5.768% due 04/25/2038 ~		$48	48
Pikes Peak CLO
5.512% due 07/15/2034 ~		1,100	1,098
5.513% due 10/11/2034 •		1,000	998
Sandstone Peak Ltd. 5.582% due 10/15/2034 •		2,200	2,200
SMB Private Education Loan Trust
3.940% due 02/16/2055		2,456	2,380
5.380% due 07/15/2053		917	933
5.670% due 11/15/2052		2,236	2,271
5.799% due 02/16/2055 ~		2,456	2,490
Sound Point CLO Ltd. 5.542% due 07/25/2030 •		322	322
Steele Creek CLO Ltd. 5.625% due 04/21/2031 ~		119	119
Stonepeak ABS 2.301% due 02/28/2033		1,747	1,671
Tesla Sustainable Energy Trust 5.080% due 06/21/2050		500	502
Toro European CLO DAC 3.366% due 02/15/2034 •	EUR	5,390	5,797
Voya CLO Ltd. 5.514% due 04/17/2030 •		$694	694
Wind River CLO Ltd. 5.624% due 10/15/2034 •		900	896

			42,297

Total Asset-Backed Securities (Cost $136,551)			135,532

SOVEREIGN ISSUES 2.6%
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (b)	BRL	130,100	21,275
Cassa Depositi e Prestiti SpA 5.875% due 04/30/2029		$3,100	3,222
Israel Government International Bond 5.375% due 02/19/2030		1,500	1,512
Korea Expressway Corp. 5.000% due 05/14/2027		2,000	2,030
Korea Housing Finance Corp. 4.875% due 08/27/2027		1,300	1,316
Republic of Poland Government International Bond 4.625% due 03/18/2029		3,850	3,856
Saudi Government International Bond 5.125% due 01/13/2028		3,600	3,645

Total Sovereign Issues (Cost $36,570)			36,856

SHORT-TERM INSTRUMENTS 7.6%
COMMERCIAL PAPER 2.3%
AbbVie, Inc. 4.640% due 04/15/2025		1,750	1,747
Alimentation Couche-Tard, Inc.
4.550% due 04/14/2025		500	499
4.630% due 04/15/2025		1,250	1,248
Aon Corp.
4.550% due 04/10/2025		950	949
4.560% due 04/21/2025		250	249
Broadcom, Inc. 4.560% due 04/10/2025		6,050	6,042
Canadian Natural Resources Ltd.
4.850% due 04/28/2025 (a)		350	349
4.900% due 04/25/2025 (a)		250	249
Conagra Brands, Inc. 4.750% due 04/02/2025		300	300
Constellation Brands, Inc.
4.700% due 04/01/2025		250	250
4.700% due 04/04/2025		250	250
4.700% due 04/11/2025		450	449
4.800% due 04/21/2025		250	249
Crown Castle, Inc. 4.910% due 04/29/2025		4,850	4,831
Enbridge U.S., Inc. 4.550% due 04/14/2025		300	299

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2025 (Unaudited)

Equifax, Inc. 4.630% due 04/09/2025	250	250
Eversource Energy 4.670% due 04/14/2025	300	299
Global Payments, Inc.
5.000% due 04/03/2025	250	250
5.000% due 04/07/2025	400	400
5.000% due 04/21/2025	3,350	3,340
5.000% due 04/22/2025	2,800	2,791
Harley-Davidson Financial Services, Inc. 4.920% due 04/22/2025	100	100
International Flavors & Fragrances, Inc. 4.950% due 04/11/2025	250	250
Jabil, Inc.
4.810% due 04/11/2025 (a)	250	250
4.820% due 04/11/2025	1,750	1,747
Jones Lang LaSalle Finance BV
4.610% due 04/08/2025	250	250
4.650% due 04/08/2025	800	799
4.660% due 04/15/2025	250	250
4.750% due 04/17/2025	250	249
Keurig Dr. Pepper, Inc. 4.650% due 04/04/2025	300	300
Marsh & McLennan Cos, Inc. 4.600% due 04/17/2025	250	249
Mondelez International, Inc. 4.620% due 04/04/2025	250	250
Northrop Grumman Corp. 4.590% due 05/28/2025	1,050	1,042
Targa Resources Corp.
4.700% due 04/03/2025	450	450
4.700% due 04/04/2025	250	250
VW Credit, Inc.
4.580% due 04/02/2025	250	250
4.580% due 04/04/2025	250	250

		32,226

REPURCHASE AGREEMENTS (f) 5.3%		73,543

U.S. TREASURY BILLS 0.0%
4.289% due 04/17/2025 (b)(c)(j)	69	69

Total Short-Term Instruments (Cost $106,142)		105,838

Total Investments in Securities (Cost $1,427,622)		1,417,492

	SHARES
INVESTMENTS IN AFFILIATES 11.6%
SHORT-TERM INSTRUMENTS 11.6%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 11.6%
PIMCO Short Asset Portfolio	12,385,009	121,249
PIMCO Short-Term Floating NAV Portfolio III	4,175,155	40,641

Total Short-Term Instruments (Cost $161,550)		161,890

Total Investments in Affiliates (Cost $161,550)		161,890

Total Investments 113.0% (Cost $1,589,172)		$1,579,382
Financial Derivative Instruments (g)(i) 0.0%(Cost or Premiums, net $(192))		315
Other Assets and Liabilities, net (13.0)%		(182,542)

Net Assets 100.0%		$1,397,155

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	When-issued security.
(b)	Zero coupon security.
(c)	Coupon represents a yield to maturity.
(d)	Principal amount of security is adjusted for inflation.
(e)	RESTRICTED SECURITIES:
Issuer Description	Coupon	Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets

Hardwood Funding LLC	0.000%	06/07/2030	03/11/2025	$1,000	$1,004	0.07%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

BOS	4.410%	03/31/2025	04/01/2025	$24,900	U.S. Treasury Notes 2.750% due 04/30/2027	$(25,383)	$24,900	$24,903
MEI	2.730	03/27/2025	04/04/2025	CAD	20,000	Canada Government International Bond 0.000% due 12/01/2032	(14,385)	13,898	13,903
2.730	03/28/2025	04/04/2025	50,000	Canada Government International Bond 0.000% due 06/01/2031 - 12/01/2033	(35,897)	34,745	34,756

Total Repurchase Agreements	$(75,665)	$73,543	$73,562

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (6.1)%
Uniform Mortgage-Backed Security, TBA	3.000%	05/01/2055	$63,100	$(54,394)	$(54,680)
Uniform Mortgage-Backed Security, TBA	3.500	05/01/2055	34,500	(30,964)	(31,097)

Total Short Sales (6.1)%	$(85,358)	$(85,777)

(1)	Includes accrued interest.

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(126) at a weighted average interest rate of 4.410%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(g)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BOBL June Futures	06/2025	5	$637	$(6)	$1	$0
Euro-Bund June Futures	06/2025	3	418	(8)	2	0
U.S. Treasury 2-Year Note June Futures	06/2025	4,898	1,014,728	5,004	0	(49)
U.S. Treasury 5-Year Note June Futures	06/2025	1,406	152,068	1,984	0	(44)

$6,974	$3	$(93)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2025 (Unaudited)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 10-Year Note June Futures	06/2025	329	$(36,591)	$(227)	$0	$(5)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	1,064	(121,429)	(1,414)	0	(100)

$(1,641)	$0	$(105)

Total Futures Contracts	$5,333	$3	$(198)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.328%	EUR	900	$5	$0	$5	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	42,500	$(1,168)	$(91)	$(1,259)	$185	$0
Pay	1-Day GBP-SONIO Compounded-OIS	3.930	Annual	01/06/2035	300	(1)	(7)	(8)	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025	$27,420	186	4	190	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.150	Annual	06/15/2027	31,500	(120)	(1,601)	(1,721)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	16,000	36	(73)	(37)	0	(15)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030	2,100	(4)	(13)	(17)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.582	Annual	10/31/2030	7,930	0	63	63	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.623	Annual	10/31/2030	2,600	0	15	15	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030	1,700	0	6	6	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.677	Annual	10/31/2030	1,400	0	4	4	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030	5,900	0	13	13	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.691	Annual	10/31/2030	2,700	0	5	5	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030	5,600	0	2	2	0	(8)
Receive	1-Day USD-SOFR Compounded-OIS	3.735	Annual	10/31/2030	3,700	0	(1)	(1)	0	(5)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030	2,100	0	(1)	(1)	0	(3)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.800	Annual	12/31/2031	60,000	0	(472)	(472)	0	(113)
Receive	1-Day USD-SOFR Compounded-OIS	2.000	Annual	12/21/2032	12,230	1,262	225	1,487	0	(25)
Receive	1-Day USD-SOFR Compounded-OIS	3.850	Annual	08/05/2034	400	(2)	1	(1)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.679	Annual	08/13/2034	100	0	1	1	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.558	Annual	08/21/2034	200	(1)	6	5	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.605	Annual	08/28/2034	200	(1)	5	4	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.514	Annual	09/04/2034	300	(1)	9	8	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.408	Annual	09/05/2034	200	(1)	8	7	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.232	Annual	09/10/2034	150	(1)	8	7	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.240	Annual	09/16/2034	300	(1)	16	15	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.278	Annual	09/16/2034	280	(1)	14	13	0	(1)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day USD-SOFR Compounded-OIS	3.280	Annual	09/16/2034		200	(1)	10	9	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.231	Annual	09/18/2034		500	(2)	26	24	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	4.000	Annual	02/26/2035		100	0	(2)	(2)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.890	Annual	03/03/2035		150	(1)	0	(1)	0	0
Receive	1-Day USD-SOFR Compounded-OIS	3.908	Annual	03/04/2035		900	(3)	(7)	(10)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.870	Annual	03/05/2035		300	(1)	(2)	(3)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.874	Annual	03/05/2035		1,200	(4)	(7)	(11)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		900	(3)	(7)	(10)	0	(3)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		600	(2)	(5)	(7)	0	(2)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		1,300	(4)	(19)	(23)	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		2,100	(6)	(23)	(29)	0	(7)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		800	(2)	(6)	(8)	0	(3)
Receive	3-Month EUR-EURIBOR	2.700	Annual	08/13/2029	EUR	700	(1)	(20)	(21)	0	(1)
Receive	3-Month EUR-EURIBOR	2.650	Annual	08/14/2029		300	0	(8)	(8)	0	(1)
Receive	3-Month EUR-EURIBOR	2.300	Annual	09/25/2029		200	0	(2)	(2)	0	0
Receive	3-Month EUR-EURIBOR	2.680	Annual	08/07/2034		520	(2)	(8)	(10)	0	(2)
Receive	3-Month EUR-EURIBOR	2.590	Annual	08/19/2034		200	(1)	(1)	(2)	0	(1)
Receive	3-Month EUR-EURIBOR	2.390	Annual	10/01/2034		800	(2)	23	21	0	(3)
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		100	0	(4)	(4)	0	0
Receive	6-Month EUR-EURIBOR	2.400	Annual	02/12/2035		100	0	2	2	0	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		600	(2)	(11)	(13)	3	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		100	0	(2)	(2)	0	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		500	(1)	(1)	(2)	2	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		300	(1)	(3)	(4)	1	0
Pay(5)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		400	(1)	(6)	(7)	0	(7)

							$142	$(1,937)	$(1,795)	$196	$(253)

Total Swap Agreements							$147	$(1,937)	$(1,790)	$196	$(253)

(h)	Securities with an aggregate market value of $1,378 and cash of $15,859 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(i)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered			Currency to be Received	Asset		Liability

AZD		04/2025		JPY	17,687			$117	$0		$(1)
		04/2025			$5,002		AUD	7,907	0		(61)
		04/2025			81		JPY	12,157	0		0
		04/2025			86		SGD	115	0		(1)

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2025 (Unaudited)

	05/2025	AUD	7,907		$5,003	61	0
	05/2025	CNH	51		7	0	0
	05/2025	SGD	115		86	0	0
	05/2025		$29	CNH	207	0	0
	05/2025		117	JPY	17,627	1	0
	06/2025	CNH	149		$20	0	0
	06/2025		$135	CNH	975	0	0
	07/2025	CNH	103		$14	0	0
	08/2025		103		14	0	0
BOA	04/2025	KRW	150,379		103	0	0
	05/2025	CNH	50		7	0	0
	05/2025	IDR	1,674,890		101	0	0
	05/2025		$98	INR	8,435	0	0
	06/2025	CNH	4,599		$633	0	(3)
	06/2025		$66	CNH	478	0	0
	06/2025		103	KRW	149,813	0	(1)
	08/2025	CNH	2,904		$406	3	0
	08/2025	TWD	166		5	0	0
BPS	04/2025	BRL	96,480		16,825	0	(82)
	04/2025	EUR	21,214		22,245	0	(694)
	04/2025	IDR	4,351,765		262	2	0
	04/2025	ILS	640		174	1	0
	04/2025	JPY	6,312		42	0	0
	04/2025	TWD	20,928		636	6	0
	04/2025		$16,875	BRL	96,480	38	(6)
	04/2025		920	INR	79,876	13	0
	04/2025		802	JPY	119,584	0	(5)
	04/2025		808	KRW	1,173,252	0	(11)
	04/2025		55	SGD	74	0	0
	04/2025		398	TWD	13,065	0	(5)
	04/2025	ZAR	7,095		$388	1	0
	05/2025	CNH	190		26	0	0
	05/2025	IDR	4,962,226		298	1	0
	05/2025	SGD	74		55	0	0
	05/2025		$4,761	BRL	27,344	2	0
	05/2025		884	INR	75,799	1	0
	05/2025		42	JPY	6,291	0	0
	06/2025	CNH	155		$21	0	0
	06/2025		$1,058	PLN	4,093	0	(4)
	07/2025		17	TWD	561	0	0
	08/2025		35		1,146	0	0
	10/2025	BRL	100,900		$16,902	9	(34)
BRC	04/2025	INR	2,545		29	0	(1)
	04/2025		$1,070	IDR	17,516,746	0	(20)
	04/2025		30	INR	2,542	0	0
	04/2025		29	MYR	126	0	0
	05/2025	INR	2,549		$30	0	0
	06/2025		$129	PLN	501	0	0
BSH	04/2025	AUD	7,907		$5,010	69	0
	04/2025	JPY	168,670		1,123	0	(1)
	05/2025		$1,123	JPY	168,102	1	0
	06/2025		728	PLN	2,807	0	(5)
CBK	04/2025	BRL	47,214		$8,293	20	0
	04/2025	CAD	50,026		34,963	194	0
	04/2025	CHF	164		187	1	0
	04/2025	IDR	2,758,912		166	1	0
	04/2025	ILS	1,990		546	11	0
	04/2025	INR	19,162		224	0	0
	04/2025	TWD	3,120		95	1	0
	04/2025		$8,222	BRL	47,214	52	0
	04/2025		9,842	CAD	14,020	0	(100)
	04/2025		1,704	IDR	27,878,153	0	(32)
	04/2025		301	INR	25,833	0	0
	04/2025		44	KRW	64,363	0	0
	04/2025		367	TWD	12,024	0	(5)
	05/2025	CAD	14,000		$9,842	99	0
	05/2025	IDR	6,261,088		377	2	0
	06/2025	CNH	2,918		403	0	(1)
	06/2025	KRW	5,975,039		4,151	81	0
	07/2025	TWD	5,669		174	2	0
	07/2025		$8,293	BRL	48,137	0	(21)
	07/2025		18	TWD	573	0	0
	08/2025	TWD	15,282		$472	8	0
	08/2025		$63	TWD	2,054	0	(1)
DUB	04/2025	ILS	2,009		$552	12	0
	04/2025	JPY	52,900		360	7	0
	04/2025	NZD	1,860		1,062	6	0
	04/2025	SGD	17		12	0	0
	04/2025		$15,584	GBP	12,329	342	0
	04/2025		147	INR	12,631	1	0
	04/2025		1,069	NZD	1,860	0	(13)
	04/2025		44	SGD	59	0	0
	05/2025	IDR	740,164		$45	0	0
	05/2025	NZD	1,860		1,069	13	0
	05/2025	SGD	59		44	0	0
	06/2025	KRW	3,376,434		2,344	44	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2025 (Unaudited)

FAR	04/2025	BRL	38,468		6,696	0	(45)
	04/2025	CHF	4,850		5,441	0	(41)
	04/2025	ILS	2,128		586	14	0
	04/2025	JPY	120,673		802	0	(3)
	04/2025		$6,699	BRL	38,468	42	0
	04/2025		622	JPY	92,763	0	(3)
	04/2025		33	TWD	1,073	0	(1)
	05/2025		7	CNH	53	0	0
	05/2025		802	JPY	120,267	3	0
	06/2025		6,696	BRL	38,958	44	0
	06/2025		1,335	PLN	5,161	0	(7)
	07/2025	CNH	52		$7	0	0
GLM	04/2025	BRL	120,100		21,527	480	0
	04/2025	KRW	228,943		156	1	0
	04/2025	TWD	8,140		246	1	0
	04/2025		$20,928	BRL	120,100	119	0
	04/2025		887	IDR	14,536,303	0	(16)
	04/2025		60	KRW	87,697	0	0
	05/2025	CNH	49		$7	0	0
	05/2025	IDR	3,008,480		180	0	0
	06/2025	CNH	45,138		6,238	0	(7)
	06/2025		$156	KRW	228,111	0	(1)
	06/2025		1,138	PLN	4,395	0	(7)
	07/2025	TWD	240,095		$7,382	109	0
	08/2025		$246	TWD	8,076	0	(1)
	10/2025	BRL	29,200		$4,865	0	(34)
JPM	04/2025		13,077		2,286	5	(11)
	04/2025	CAD	20,012		14,041	133	0
	04/2025	ILS	2,685		737	14	0
	04/2025	INR	1,676		19	0	0
	04/2025	JPY	37,185		246	0	(2)
	04/2025	SGD	18		13	0	0
	04/2025	TWD	1,247		38	0	0
	04/2025		$2,277	BRL	13,077	14	0
	04/2025		22,883	EUR	21,214	56	0
	04/2025		379	IDR	6,226,516	0	(5)
	04/2025		230	INR	19,822	2	0
	04/2025		668	JPY	99,550	0	(4)
	04/2025		44	KRW	64,335	0	0
	04/2025	ZAR	3,855		$211	1	0
	05/2025	CNH	52		7	0	0
	05/2025	EUR	19,877		21,474	0	(54)
	05/2025	IDR	1,966,826		118	1	0
	05/2025		$27	CNH	194	0	0
	05/2025		246	JPY	37,060	2	0
	06/2025	CNH	51		$7	0	0
	06/2025		$1,293	PLN	5,012	0	(3)
	07/2025	CNH	99		$14	0	0
	07/2025		$1,965	BRL	11,499	11	0
	07/2025		17	TWD	565	0	0
	08/2025	CNH	94		$13	0	0
	08/2025	TWD	17,767		547	7	0
	08/2025		$21	TWD	675	0	0
MBC	04/2025	SGD	151		$113	1	0
	04/2025	TWD	1,324		40	0	0
	04/2025		$5,671	CHF	5,010	0	(8)
	04/2025		277	INR	24,028	4	0
	04/2025	ZAR	7,147		$391	2	0
	05/2025	CHF	4,992		5,671	8	0
	05/2025	CNH	96		13	0	0
	05/2025	IDR	1,207,012		73	0	0
	05/2025		$13	CNH	96	0	0
	06/2025	KRW	1,469,300		$1,021	20	0
	07/2025	CNH	48		7	0	0
	07/2025		$18	TWD	577	0	0
	08/2025	CNH	2,944		$410	1	0
	08/2025		$23	TWD	738	0	0
MYI	04/2025	CAD	14,025		$9,852	106	0
	04/2025	GBP	13,775		17,454	0	(340)
	04/2025	SGD	63		47	0	0
	04/2025		$3,721	ZAR	68,031	0	(15)
	05/2025	IDR	1,036,449		$62	0	0
	06/2025	CNH	1,669		230	0	(1)
RYL	06/2025		32		4	0	0
SCX	04/2025	BRL	77,897		13,566	0	(85)
	04/2025	JPY	9,743		65	0	0
	04/2025	TWD	445		14	0	0
	04/2025		$13,327	BRL	77,897	324	0
	04/2025		1,334	IDR	21,824,628	0	(25)
	04/2025		44	KRW	64,266	0	0
	05/2025	CNH	94		$13	0	0
	05/2025	IDR	471,284		28	0	0
	05/2025		$79	JPY	11,801	0	0
	06/2025	BRL	78,884		$13,327	0	(321)
	06/2025	CNH	1,456		201	0	0
	08/2025		$14	TWD	442	0	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2025 (Unaudited)

SSB	04/2025		1,870	GBP	1,446		0	(2)
	05/2025	GBP	1,446		$1,870		2	0
UAG	04/2025		$613	JPY	91,207		0	(5)

Total Forward Foreign Currency Contracts							$2,633	$(2,155)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750%	10/30/2025	46,800	$251	$185
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.750	08/01/2025	138,100	842	333
MYC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.000	07/08/2025	159,800	192	3

Total Purchased Options							$1,285	$521

WRITTEN OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400%	04/07/2025	300	$(1)	$(1)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	300	(1)	0
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	500	(2)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	500	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	100	0	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	100	0	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	300	(1)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	300	(1)	(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	300	(1)	(1)
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.830	10/30/2025	46,800	(95)	(53)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.290	10/30/2025	46,800	(156)	(99)
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	2.750	08/01/2025	138,100	(318)	(51)
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.250	08/01/2025	138,100	(525)	(128)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	2,700	(11)	(12)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	2,700	(11)	(10)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	5,300	(22)	(7)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	5,300	(22)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	700	(3)	(4)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	700	(3)	(1)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	1,100	(4)	(8)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	1,100	(4)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	2,400	(10)	(11)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	2,400	(10)	(9)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	400	(2)	(2)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	400	(2)	0
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	200	(1)	0
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	200	(1)	0

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2025 (Unaudited)

NGF	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Receive	2.530	04/17/2025	400	(2)		(1)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR		Pay	2.890	04/17/2025	400	(2)		(1)

Total Written Options								$(1,214)		$(409)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
									Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	Colombia Government International Bond	1.000%	Quarterly	06/20/2027	1.132%	$800	$(38)	$36	$0	$(2)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335	200	(18)	16	0	(2)
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	'0.990	2,400	(117)	118	1	0
	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132	900	(32)	30	0	(2)
GST	Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326	300	(3)	2	0	(1)
MYC	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132	1,400	(50)	47	0	(3)
	Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335	1,700	(152)	138	0	(14)

Total Swap Agreements							$(410)	$387	$1	$(24)

(j)

Securities with an aggregate market value of $1,170 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)				Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory				Level 1		Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance				$0		$154,768	$1,004		$155,772
Industrials				0		53,330	0		53,330
Utilities				0		24,843	0		24,843
U.S. Government Agencies				0		571,503	0		571,503
U.S. Treasury Obligations				0		281,174	0		281,174
Non-Agency Mortgage-Backed Securities				0		52,644	0		52,644
Asset-Backed Securities
Automobile ABS Other				0		1,874	0		1,874
Automobile Sequential				0		28,972	0		28,972
CMBS Other				0		40,384	0		40,384
Credit Card Bullet				0		2,104	0		2,104
Credit Card Other				0		10,002	0		10,002
Home Equity Other				0		9,899	0		9,899
Other ABS				0		42,297	0		42,297
Sovereign Issues				0		36,856	0		36,856
Short-Term Instruments
Commercial Paper				0		32,226	0		32,226
Repurchase Agreements				0		73,543	0		73,543
U.S. Treasury Bills				0		69	0		69

				$0		$1,416,488	$1,004		$1,417,492
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes				$161,890		$0	$0		$161,890

Schedule of Investments PIMCO Low Duration Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total Investments	$161,890	$1,416,488	$1,004	$1,579,382

Short Sales, at Value - Liabilities
U.S. Government Agencies	$0	$(85,777)	$0	$(85,777)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	3	196	0	199
Over the counter	0	3,155	0	3,155

	$3	$3,351	$0	$3,354
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(451)	0	(451)
Over the counter	0	(2,588)	0	(2,588)

	$0	$(3,039)	$0	$(3,039)

Total Financial Derivative Instruments	$3	$312	$0	$315

Totals	$161,893	$1,331,023	$1,004	$1,493,920

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds and short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE Close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indexes, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$119,840	$1,459	$0	$0	$(50)	$121,249	$1,475	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$650	$72,706	$(32,701)	$(4)	$(10)	$40,641	$201	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	DUB	Deutsche Bank AG	MYC	Morgan Stanley Capital Services LLC
BOA	Bank of America N.A.	FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC
BOS	BofA Securities, Inc.	GLM	Goldman Sachs Bank USA	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RYL	NatWest Markets Plc
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank, London

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MEI	Merrill Lynch International	UAG	UBS AG Stamford

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	USD (or $)	United States Dollar
EUR	Euro	MYR	Malaysian Ringgit	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BOBL	Bundesobligation, the German word for federal government bond	SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate
PRIME	Daily US Prime Rate

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	EURIBOR	Euro Interbank Offered Rate

Schedule of Investments PIMCO Real Return Portfolio	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 176.1% ¤
CORPORATE BONDS & NOTES 0.1%
BANKING & FINANCE 0.1%
Avolon Holdings Funding Ltd. 2.528% due 11/18/2027		$120	$112
Lloyds Banking Group PLC 4.947% due 06/27/2025 ~(d)(e)	EUR	600	650
UBS Group AG
6.373% due 07/15/2026 •		$300	301
7.750% due 03/01/2029 ~	EUR	100	122

			1,185

INDUSTRIALS 0.0%
VMware, Inc. 3.900% due 08/21/2027		$190	187

Total Corporate Bonds & Notes (Cost $1,473)			1,372

U.S. GOVERNMENT AGENCIES 16.4%
Fannie Mae
4.526% due 12/25/2036 •		8	8
4.616% due 08/25/2034 •		3	3
4.804% due 07/25/2037 - 05/25/2042 •		17	18
4.894% due 05/25/2036 •		4	4
5.290% due 11/25/2053 •		1,874	1,881
5.500% due 03/25/2055 •		6,918	6,956
5.886% due 07/01/2044 - 09/01/2044 •		8	8
6.803% due 05/25/2035 ~		44	45
7.038% due 10/01/2035 •		11	11
Freddie Mac
2.920% due 01/25/2026		24	23
4.695% due 08/25/2031 •		9	9
4.793% due 07/15/2044 •		619	609
4.813% due 01/15/2047 •		639	625
4.913% due 09/15/2042 •		1,147	1,130
5.280% due 11/25/2054 •		13,788	13,806
5.290% due 02/25/2055 •		2,863	2,871
5.835% due 10/25/2044 - 02/25/2045 •		852	789
6.429% due 01/01/2034 •		9	10
Ginnie Mae
5.244% due 10/20/2072 •		2,182	2,184
5.444% due 05/20/2073 •		591	603
5.461% due 08/20/2068 •		1,551	1,548
6.522% due 04/20/2067 •		893	904
Ginnie Mae, TBA 3.500% due 04/01/2055		41,500	37,976
U.S. Small Business Administration 6.020% due 08/01/2028		48	49
Uniform Mortgage-Backed Security 4.500% due 09/01/2052 - 11/01/2052		907	869
Uniform Mortgage-Backed Security, TBA
4.000% due 05/01/2055		33,000	30,704
4.500% due 05/01/2055 - 06/01/2055		56,400	53,908
5.500% due 04/01/2055 - 05/01/2055		17,500	17,474
6.000% due 06/01/2055		35,800	36,293
6.500% due 06/01/2055		20,600	21,207

Total U.S. Government Agencies (Cost $231,637)			232,525

U.S. TREASURY OBLIGATIONS 93.3%
U.S. Treasury Inflation Protected Securities (c)
0.125% due 10/15/2025 (i)		3,917	3,920
0.125% due 04/15/2026		20,225	20,085
0.125% due 07/15/2026 (g)		38,664	38,489
0.125% due 10/15/2026 (g)		49,281	48,897
0.125% due 04/15/2027 (i)		9,224	9,057
0.125% due 01/15/2030 (g)		42,514	40,011
0.125% due 07/15/2030 (g)		49,426	46,312
0.125% due 01/15/2031		15,824	14,620
0.125% due 07/15/2031 (g)		30,241	27,779
0.125% due 01/15/2032		10,655	9,648
0.125% due 02/15/2051		14,700	8,464
0.125% due 02/15/2052 (k)		6,846	3,882

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

0.250% due 07/15/2029 (k)	2,455	2,352
0.250% due 02/15/2050	12,317	7,528
0.375% due 01/15/2027 (i)(k)	8,809	8,720
0.375% due 07/15/2027	9,426	9,320
0.500% due 01/15/2028 (g)	82,636	81,183
0.625% due 01/15/2026 (g)	62,417	62,381
0.625% due 07/15/2032 (g)	89,308	83,406
0.625% due 02/15/2043 (g)	9,145	7,040
0.750% due 07/15/2028 (g)	41,994	41,510
0.750% due 02/15/2042 (g)	42,378	34,081
0.750% due 02/15/2045 (g)	37,417	28,424
0.875% due 01/15/2029	14,302	14,081
0.875% due 02/15/2047 (g)	28,031	21,238
1.000% due 02/15/2046 (g)	30,537	24,114
1.000% due 02/15/2048	6,990	5,377
1.125% due 01/15/2033 (g)	26,229	25,138
1.250% due 04/15/2028 (i)(k)	2,329	2,331
1.375% due 07/15/2033 (g)	58,040	56,638
1.375% due 02/15/2044 (g)	38,621	33,654
1.500% due 02/15/2053	22,438	18,688
1.625% due 10/15/2027 (g)	23,802	24,198
1.625% due 10/15/2029	15,847	16,075
1.750% due 01/15/2028 (g)	53,845	54,744
1.750% due 01/15/2034 (g)	20,355	20,327
1.875% due 07/15/2034 (g)	61,642	62,235
2.000% due 01/15/2026 (g)	28,122	28,409
2.125% due 04/15/2029 (g)	12,014	12,373
2.125% due 01/15/2035 (g)	10,668	10,954
2.125% due 02/15/2040 (g)	9,287	9,394
2.125% due 02/15/2041	9,500	9,590
2.125% due 02/15/2054	18,731	17,989
2.375% due 01/15/2027 (k)	488	501
2.375% due 10/15/2028 (g)	72,792	75,855
2.375% due 02/15/2055	7,146	7,239
2.500% due 01/15/2029	18,311	19,141
3.375% due 04/15/2032 (k)	2,695	3,013
3.625% due 04/15/2028 (g)	47,211	50,614
3.875% due 04/15/2029 (g)	54,265	59,647

Total U.S. Treasury Obligations (Cost $1,420,587)		1,320,666

NON-AGENCY MORTGAGE-BACKED SECURITIES 1.0%
Adjustable Rate Mortgage Trust 4.745% due 05/25/2036 •	51	45
AG Trust 6.335% due 07/15/2041 •	808	809
Alliance Bancorp Trust 4.915% due 07/25/2037 •	474	418
Angel Oak Mortgage Trust 1.469% due 06/25/2065 ~	69	66
Banc of America Funding Trust
5.109% due 01/20/2047 ~	57	49
6.425% due 02/20/2036 •	54	51
Banc of America Mortgage Trust
5.068% due 02/25/2036 •	66	60
5.432% due 06/25/2035 ~	10	9
Bear Stearns Adjustable Rate Mortgage Trust
4.445% due 07/25/2036 ~	78	66
4.526% due 02/25/2036 •	17	16
4.855% due 03/25/2035 •	77	71
5.172% due 01/25/2035 •	61	59
7.080% due 10/25/2035 ~	93	88
Bear Stearns ALT-A Trust
4.055% due 03/25/2036 ~	164	132
5.043% due 09/25/2035 •	486	282
Chase Mortgage Finance Trust 6.667% due 02/25/2037 ~	7	7
ChaseFlex Trust 6.000% due 02/25/2037	280	96
Chevy Chase Funding LLC Mortgage-Backed Certificates 4.715% due 01/25/2035 ~	1	1
Citigroup Mortgage Loan Trust
4.750% due 03/25/2037 •	838	709
4.821% due 09/25/2037 •	173	160
5.500% due 08/25/2034	21	20
6.300% due 03/25/2036 ~	79	79
6.830% due 09/25/2035 •	1	1
7.410% due 05/25/2035 •	2	2
Countrywide Alternative Loan Trust
4.614% due 02/20/2047 ~	183	147
4.795% due 05/25/2047 ~	48	44
4.815% due 09/25/2046 •	1,015	983
4.995% due 12/25/2035 •	14	13
5.635% due 12/25/2035 ~	26	22
6.000% due 03/25/2037	2,584	914
6.000% due 04/25/2037	222	188

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

Countrywide Home Loan Mortgage Pass-Through Trust
4.019% due 05/20/2036 ~		38	35
5.035% due 10/20/2035 •		518	492
5.500% due 08/25/2035		18	13
6.000% due 04/25/2036		227	111
6.000% due 03/25/2037		778	352
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.186% due 10/26/2036 ~		82	74
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 4.535% due 10/25/2036 •		4	3
Eurosail PLC 5.529% due 06/13/2045 •	GBP	487	624
First Horizon Alternative Mortgage Securities Trust
6.000% due 02/25/2037		$263	100
6.142% due 06/25/2034 ~		41	41
First Horizon Mortgage Pass-Through Trust 6.739% due 08/25/2035 •		84	61
GreenPoint Mortgage Funding Trust
4.795% due 09/25/2046 ~		164	151
4.875% due 06/25/2045 ~		50	46
4.975% due 11/25/2045 ~		48	45
GSR Mortgage Loan Trust
5.328% due 09/25/2035 ~		44	42
5.507% due 07/25/2035 •		21	20
6.008% due 12/25/2034 •		62	58
6.922% due 01/25/2035 •		19	18
HarborView Mortgage Loan Trust
4.811% due 09/19/2037 ~		28	24
4.871% due 05/19/2035 •		23	22
4.991% due 02/19/2036 ~		67	30
5.114% due 06/20/2035 ~		31	30
IndyMac INDA Mortgage Loan Trust 5.856% due 11/25/2035 •		21	22
IndyMac INDX Mortgage Loan Trust
4.720% due 12/25/2034 ~		32	30
4.995% due 07/25/2035 ~		106	77
5.215% due 05/25/2034 •		5	4
JP Morgan Mortgage Trust
4.262% due 07/27/2037 ~		172	159
5.487% due 08/25/2035 •		34	30
5.590% due 07/25/2035 •		70	67
5.688% due 09/25/2035 •		7	7
6.057% due 02/25/2035 ~		27	26
6.813% due 07/25/2035 •		14	14
6.862% due 08/25/2035 •		38	36
MASTR Adjustable Rate Mortgages Trust 6.370% due 11/21/2034 •		29	28
Mellon Residential Funding Corp. Mortgage Pass-Through Certificates 5.134% due 11/15/2031 •		13	12
Mellon Residential Funding Corp. Mortgage Pass-Through Trust 4.874% due 12/15/2030 ~		14	14
Merrill Lynch Mortgage Investors Trust 4.935% due 11/25/2035 •		17	16
Morgan Stanley Mortgage Loan Trust 6.283% due 06/25/2036 •		80	79
New Residential Mortgage Loan Trust 2.750% due 07/25/2059 •		2,499	2,397
Residential Accredit Loans, Inc. Trust
4.735% due 08/25/2035 ~		35	25
5.544% due 10/25/2037 •		612	493
Residential Asset Securitization Trust
4.835% due 05/25/2035 ~		402	248
6.500% due 09/25/2036		213	66
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037		112	88
Sequoia Mortgage Trust
4.834% due 07/20/2036 •		127	111
5.131% due 10/19/2026 ~		5	5
Structured Adjustable Rate Mortgage Loan Trust
4.811% due 08/25/2035 ~		34	29
6.035% due 01/25/2035 ~		38	35
6.527% due 02/25/2034 •		18	17
Structured Asset Mortgage Investments Trust
4.815% due 06/25/2036 •		11	11
4.855% due 04/25/2036 ~		48	43
4.931% due 07/19/2035 ~		33	31
4.931% due 07/19/2035 •		106	104
5.091% due 10/19/2034 ~		13	12
Thornburg Mortgage Securities Trust 5.055% due 06/25/2044 •		1,092	1,025
Wachovia Mortgage Loan Trust LLC 1.956% due 01/25/2037 •		1,056	395
WaMu Mortgage Pass-Through Certificates Trust
4.174% due 12/25/2046 •		25	22
5.131% due 12/25/2035 ~		22	20
5.365% due 01/25/2047 •		176	167

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

5.405% due 05/25/2047 ~	136	118
5.635% due 02/25/2046 ~	41	38
5.683% due 07/25/2046 •	227	204
5.835% due 11/25/2042 •	3	3
6.135% due 11/25/2046 ~	37	33

Total Non-Agency Mortgage-Backed Securities (Cost $17,225)		14,360

ASSET-BACKED SECURITIES 7.6%
CMBS OTHER 0.6%
Arbor Realty Commercial Real Estate Notes Ltd. 5.799% due 01/15/2037 •	3,028	3,033
BDS Ltd. 6.117% due 03/19/2039 •	1,138	1,138
LoanCore Issuer Ltd. 5.899% due 01/17/2037 •	1,565	1,563
MF1 LLC 6.467% due 06/19/2037 ~	1,582	1,582
MF1 Ltd. 5.531% due 07/16/2036 •	143	143
TPG Real Estate Finance Issuer Ltd. 5.969% due 02/15/2039 •	1,448	1,444

		8,903

HOME EQUITY OTHER 1.2%
ACE Securities Corp. Home Equity Loan Trust 4.835% due 03/25/2037 •	327	132
Argent Mortgage Loan Trust 4.915% due 05/25/2035 •	378	336
Argent Securities Trust 4.755% due 05/25/2036 •	109	26
CIT Mortgage Loan Trust 6.685% due 10/25/2037 •	2,581	2,616
Citigroup Mortgage Loan Trust 4.595% due 01/25/2037 ~	72	53
Countrywide Asset-Backed Certificates Trust
4.625% due 11/25/2037 •	2,017	1,910
4.935% due 03/25/2037 •	485	462
5.175% due 08/25/2047 •	95	93
Credit-Based Asset Servicing & Securitization LLC
3.922% due 06/25/2035 •	350	340
4.654% due 07/25/2037 ~	571	375
Credit-Based Asset Servicing & Securitization Trust 4.555% due 11/25/2036 ~	46	21
Ellington Loan Acquisition Trust 5.535% due 05/25/2037 •	210	205
Fremont Home Loan Trust 4.705% due 10/25/2036 •	539	487
GSAA Home Equity Trust 6.720% due 03/25/2046 þ	214	114
GSAMP Trust
4.505% due 12/25/2036 ~	59	29
5.170% due 09/25/2035 ~	22	22
5.410% due 03/25/2035 •	31	30
Home Equity Asset Trust 5.110% due 02/25/2036 ~	1,033	1,010
HSI Asset Securitization Corp. Trust 4.535% due 10/25/2036 •	4	1
JP Morgan Mortgage Acquisition Corp. 4.645% due 10/25/2036 •	10	10
Long Beach Mortgage Loan Trust 4.675% due 08/25/2036 •	897	357
MASTR Asset-Backed Securities Trust 5.185% due 10/25/2035 ~	43	41
Merrill Lynch Mortgage Investors Trust
4.595% due 09/25/2037 •	12	2
4.675% due 02/25/2037 ~	237	67
Morgan Stanley ABS Capital, Inc. Trust 4.655% due 10/25/2036 •	1,513	662
Morgan Stanley IXIS Real Estate Capital Trust 4.485% due 11/25/2036 •	8	3
New Century Home Equity Loan Trust
4.755% due 08/25/2036 ~	818	804
5.200% due 02/25/2035 ~	64	63
NovaStar Mortgage Funding Trust 5.140% due 01/25/2036 •	70	70
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
5.170% due 09/25/2035 •	239	234
5.485% due 10/25/2034 ~	1,184	1,169
Renaissance Home Equity Loan Trust 5.195% due 12/25/2032 ~	41	38
Residential Asset Securities Corp. Trust
4.715% due 09/25/2036 •	663	655

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

4.895% due 06/25/2036 ~		1,605	1,575
Saxon Asset Securities Trust 4.745% due 09/25/2037 ~		315	302
Securitized Asset-Backed Receivables LLC Trust
4.555% due 12/25/2036 •		252	54
4.735% due 07/25/2036 ~		177	69
4.755% due 07/25/2036 ~		2,545	833
Soundview Home Loan Trust
4.555% due 11/25/2036 ~		37	10
4.615% due 07/25/2037 •		599	535
4.635% due 06/25/2037 •		1,244	844
Structured Asset Securities Corp. Mortgage Loan Trust 5.937% due 04/25/2035 •		16	16

			16,675

MANUFACTURING HOUSE ABS OTHER 0.1%
Lehman ABS Manufactured Housing Contract Trust 7.170% due 04/15/2040 ~		792	746

WHOLE LOAN COLLATERAL 0.3%
First Franklin Mortgage Loan Trust 5.140% due 11/25/2036 •		1,678	1,631
IndyMac INDB Mortgage Loan Trust 4.575% due 07/25/2036 ~		522	164
Lehman XS Trust
4.755% due 05/25/2036 •		545	471
4.873% due 06/25/2036 þ		362	351
6.735% due 12/25/2037 •		1,422	1,377

			3,994

OTHER ABS 5.4%
522 Funding CLO Ltd. 5.595% due 10/20/2031 •		506	506
ACAS CLO Ltd. 5.445% due 10/18/2028 ~		19	19
Albacore Euro CLO Ltd. 3.775% due 07/15/2035 •	EUR	1,000	1,081
Anchorage Capital CLO Ltd.
5.393% due 01/20/2035 •		$700	698
5.730% due 04/22/2034 ~		700	701
Anchorage Capital Europe CLO DAC 3.565% due 01/15/2031 •	EUR	1,808	1,956
Ares CLO Ltd. 5.614% due 01/15/2032 ~		$336	336
Ares European CLO DAC 3.565% due 10/15/2031 •	EUR	168	181
Atlas Senior Loan Fund Ltd.
5.396% due 01/18/2035 •		$4,500	4,500
5.654% due 01/15/2031 ~		105	105
Bain Capital Credit CLO Ltd. 5.323% due 10/21/2034 •		3,200	3,184
Black Diamond CLO DAC 3.536% due 05/15/2032 •	EUR	246	266
Blackrock European CLO DAC 3.401% due 12/15/2032 •		580	627
BlueMountain Fuji EUR CLO DAC 3.505% due 01/15/2031 •		175	190
Cairn CLO DAC 3.565% due 10/15/2031 •		253	274
Capital Four U.S. CLO Ltd. 6.193% due 01/20/2037 •		$1,000	1,004
Carlyle Global Market Strategies CLO Ltd. 5.530% due 08/14/2030 •		13	13
Carlyle Global Market Strategies Euro CLO DAC 3.306% (EUR003M + 0.750%) due 11/15/2031 ~	EUR	801	866
Carlyle U.S. CLO Ltd. 5.744% due 01/15/2030 ~		$113	113
Catamaran CLO Ltd. 5.652% due 04/22/2030 •		288	289
Cedar Funding CLO Ltd. 5.664% due 07/17/2031 ~		386	386
CIFC European Funding CLO DAC 3.835% due 01/15/2034 •	EUR	4,750	5,139
CIFC Funding Ltd. 5.508% due 10/24/2030 ~		$1,166	1,168
Contego CLO DAC 3.321% due 01/23/2030 •	EUR	796	862
Crestline Denali CLO Ltd. 5.585% due 04/20/2030 ~		$78	78
CVC Cordatus Loan Fund DAC 3.347% due 09/22/2034 •	EUR	1,400	1,513
CVC Cordatus Opportunity Loan Fund-R DAC 3.310% due 08/15/2033 «•		1,800	1,946

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

Dryden Euro CLO DAC
3.416% due 05/15/2034 •		225	243
3.665% due 04/15/2034 •		2,194	2,367
Dryden Senior Loan Fund
5.525% due 04/18/2031 •		$387	387
5.614% due 07/15/2031 ~		1,153	1,154
Fortress Credit Bsl Ltd. 5.380% due 07/23/2032 •		1,756	1,754
Gallatin CLO Ltd. 5.654% due 07/15/2031 •		382	382
Harvest CLO DAC 3.545% due 07/15/2031 •	EUR	1,117	1,208
Hayfin Emerald CLO 4.413% due 01/25/2037 •		2,200	2,387
Henley CLO DAC 3.663% due 04/25/2034 •		1,100	1,191
KKR CLO Ltd. 5.514% due 07/15/2030 ~		$188	189
LCM Loan Income Fund Ltd. 5.585% due 04/20/2031 •		420	420
LCM Ltd.
5.393% due 07/20/2030 ~		96	96
5.555% due 07/20/2030 •		25	25
Man GLG Euro CLO DAC 3.191% due 12/15/2031 •	EUR	246	266
Mountain View CLO Ltd. 5.461% due 10/15/2034 ~		$4,200	4,176
Neuberger Berman Loan Advisers CLO Ltd. 5.370% due 10/14/2036 •		1,100	1,100
OAK Hill European Credit Partners DAC 3.484% (EUR003M + 0.740%) due 10/20/2031 ~	EUR	964	1,040
Octagon Investment Partners Ltd. 5.529% due 04/16/2031 ~		$428	429
OZLM Ltd.
5.493% due 10/20/2031 ~		232	232
5.715% due 07/20/2032 •		465	465
Palmer Square European Loan Funding DAC 3.526% due 05/15/2033 •	EUR	937	1,014
Palmer Square Loan Funding Ltd.
5.355% due 07/20/2029 ~		$114	114
5.364% due 10/15/2029 •		483	482
Providus CLO DAC 3.564% due 04/20/2034 •	EUR	1,900	2,050
Rad CLO Ltd. 5.678% due 07/24/2032 •		$3,048	3,050
Rockford Tower Europe CLO DAC 4.041% due 04/24/2037 •	EUR	1,600	1,731
Romark CLO Ltd. 5.582% due 10/23/2030 •		$276	276
Saranac CLO Ltd. 5.699% due 08/13/2031 ~		526	526
Segovia European CLO DAC 3.624% due 07/20/2032 •	EUR	545	589
SLM Student Loan Trust 5.368% due 10/25/2064 ~		$1,282	1,275
Sound Point CLO Ltd.
5.705% due 04/18/2031 •		234	234
5.765% due 07/20/2032 •		1,148	1,149
St Paul's CLO DAC
3.503% due 04/25/2030 •	EUR	556	601
3.504% (EUR003M + 0.800%) due 04/22/2035 ~		800	863
3.653% due 10/25/2035 •		800	863
TCW CLO Ltd. 5.622% due 08/16/2034 •		$4,700	4,695
Tikehau CLO DAC 3.685% due 10/15/2031 •	EUR	629	680
Tralee CLO Ltd. 5.882% due 04/25/2034 •		$1,400	1,401
Turkeys First National Bank 4.039% due 01/20/2037 •	EUR	6,200	6,711
Venture CLO Ltd. 5.545% due 07/20/2030 ~		$101	101
Vibrant CLO Ltd. 5.675% due 07/20/2032 •		906	906
Voya CLO Ltd.
5.493% due 07/20/2032 •		458	458
5.514% due 04/17/2030 •		42	42

			77,323

Total Asset-Backed Securities (Cost $109,589)			107,641

SOVEREIGN ISSUES 7.3%
Canada Government Bond 4.250% due 12/01/2026 (c)	CAD	6,905	5,139
France Government International Bond
0.100% due 03/01/2026 (c)	EUR	15,116	16,390

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

0.100% due 07/25/2031 (c)		2,523	2,607
Italy Buoni Poliennali Del Tesoro
0.400% due 05/15/2030 (c)		3,533	3,696
1.400% due 05/26/2025 (c)		44,114	47,823
1.800% due 05/15/2036 (c)		1,324	1,398
Japan Government International Bond
0.100% due 03/10/2028 (c)	JPY	1,593,876	11,009
0.100% due 03/10/2029 (c)		2,122,663	14,633
Mexico Government International Bond 4.000% due 08/24/2034 (c)	MXN	3,057	139

Total Sovereign Issues (Cost $110,522)			102,834

		SHARES
PREFERRED SECURITIES 0.1%
BANKING & FINANCE 0.1%
Bank of America Corp. 5.875% due 03/15/2028 •(d)		1,220,000	1,231

Total Preferred Securities (Cost $1,220)			1,231

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 50.3%
REPURCHASE AGREEMENTS (f) 50.3%			712,400

U.S. TREASURY BILLS 0.0%
4.293% due 04/24/2025 (a)(b)(k)		$52	52

Total Short-Term Instruments (Cost $712,452)			712,452

Total Investments in Securities (Cost $2,604,705)			2,493,081

		SHARES
INVESTMENTS IN AFFILIATES 0.2%
SHORT-TERM INSTRUMENTS 0.2%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 0.2%
PIMCO Short-Term Floating NAV Portfolio III		230,740	2,246

Total Short-Term Instruments (Cost $2,246)			2,246

Total Investments in Affiliates (Cost $2,246)			2,246

Total Investments 176.3% (Cost $2,606,951)			$2,495,327
Financial Derivative Instruments (h)(j) (0.1)%(Cost or Premiums, net $(6,674))			(1,653)
Other Assets and Liabilities, net (76.2)%			(1,078,474)

Net Assets 100.0%			$1,415,200

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Zero coupon security.
(b)	Coupon represents a yield to maturity.
(c)	Principal amount of security is adjusted for inflation.
(d)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(e)	Contingent convertible security.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

DEU	4.410%	04/01/2025	04/02/2025	$712,400	U.S. Treasury Bonds 2.250% due 05/15/2041	$(9,114)	$712,400	$712,400
U.S. Treasury Inflation Protected Securities 0.125% - 1.375% due 04/15/2026 - 07/15/2033	(718,661)

Total Repurchase Agreements	$(727,775)	$712,400	$712,400

SALE-BUYBACK TRANSACTIONS:
Counterparty	Borrowing Rate(2)	Borrowing Date	Maturity Date	Amount Borrowed(2)	Payable for Sale-Buyback Transactions(3)

BCY	4.420%	03/24/2025	04/07/2025	$(4,837)	$(4,842)
4.440	03/20/2025	04/10/2025	(4,959)	(4,966)
4.450	03/18/2025	04/08/2025	(26,933)	(26,980)
4.450	04/01/2025	04/02/2025	(916,504)	(916,504)
BOS	4.450	03/10/2025	04/07/2025	(4,119)	(4,130)
BPG	4.440	03/11/2025	04/08/2025	(136,573)	(136,927)
4.450	03/13/2025	04/03/2025	(3,691)	(3,700)
UBS	4.430	02/10/2025	05/06/2025	(498)	(501)

Total Sale-Buyback Transactions	$(1,098,550)

(g)	Securities with an aggregate market value of $1,102,947 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(164,790) at a weighted average interest rate of 3.895%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Payable for sale-buyback transactions includes $(270) of deferred price drop.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED
FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2026	1,042	$275,946	$56	$141	$(28)
Arabica Coffee September Futures	09/2025	1	139	0	0	(1)
Australia Government 10-Year Bond June Futures	06/2025	242	17,036	12	162	0
Brent Crude December Futures	10/2025	7	498	19	11	0
Cocoa July Futures	07/2025	2	158	(6)	0	(3)
Cocoa September Futures	09/2025	2	156	(26)	0	(2)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

Corn September Futures	09/2025	1	22	(2)	0	0
Euro-BOBL June Futures	06/2025	156	19,869	(178)	47	(5)
Euro-BTP June Futures	06/2025	187	23,763	(412)	63	(28)
Gas Oil September Futures	09/2025	4	268	(5)	6	0
Iron Ore July Futures	07/2025	45	446	2	0	(6)
Japan Government 10-Year Bond June Futures	06/2025	1	923	2	7	0
Live Cattle June Futures	06/2025	7	570	33	0	(3)
Natural Gas September Futures	08/2025	8	360	(5)	6	0
New York Harbor September Futures	08/2025	2	190	(1)	4	0
RBOB Gasoline September Futures	08/2025	5	459	(4)	9	0
Silver July Futures	07/2025	3	524	14	0	(3)
Soybean July Futures	07/2025	10	514	4	0	(5)
Soybean Meal July Futures	07/2025	45	1,347	(27)	0	(7)
Sugar No. 11 October Futures	09/2025	10	211	(2)	0	(1)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	1,938	221,174	2,444	163	(85)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	143	17,482	(144)	63	0
White Sugar August Futures	07/2025	1	26	0	0	0
WTI Crude September Futures	08/2025	2	138	(3)	3	0

$1,771	$685	$(177)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month EURIBOR September Futures	09/2025	1,042	$(275,975)	$(88)	$70	$(85)
Aluminum July Futures	07/2025	5	(317)	11	11	0
Arabica Coffee July Futures	07/2025	1	(141)	0	0	0
Copper July Futures	07/2025	13	(885)	7	18	0
Corn July Futures	07/2025	62	(1,436)	15	0	(10)
Cotton No. 2 December Futures	12/2025	19	(664)	(8)	2	0
Euro-Bund June Futures	06/2025	421	(58,647)	721	5	(223)
Euro-Buxl 30-Year Bond June Futures	06/2025	27	(3,482)	(55)	0	(37)
Euro-Oat June Futures	06/2025	291	(38,605)	772	54	(126)
Euro-Schatz June Futures	06/2025	220	(25,443)	(3)	6	(19)
Gold 100 oz. June Futures	06/2025	8	(2,520)	(76)	0	(29)
Hard Red Winter Wheat July Futures	07/2025	9	(257)	9	0	(2)
Hard Red Winter Wheat September Futures	09/2025	5	(146)	10	0	(1)
Lean Hogs June Futures	06/2025	13	(495)	32	3	0
Natural Gas July Futures	06/2025	10	(447)	19	0	(7)
Nickel July Futures	07/2025	3	(287)	4	4	0
Palladium June Futures	06/2025	1	(100)	(6)	0	(2)
Platinum July Futures	07/2025	6	(308)	(10)	0	(9)
Soybean Meal December Futures	12/2025	7	(215)	6	1	0
Soybean November Futures	11/2025	10	(510)	(1)	5	0
Soybean Oil December Futures	12/2025	7	(191)	(11)	1	0
Soybean Oil July Futures	07/2025	5	(136)	(7)	1	0
Sugar No. 11 July Futures	06/2025	12	(251)	(1)	1	0
U.S. Treasury 2-Year Note June Futures	06/2025	1,064	(220,431)	(1,047)	8	0
U.S. Treasury 5-Year Note June Futures	06/2025	585	(63,271)	(345)	60	0
U.S. Treasury 10-Year Note June Futures	06/2025	433	(48,158)	(338)	0	(7)
U.S. Treasury Long-Term Bond June Futures	06/2025	1,182	(138,626)	(1,895)	45	(209)
Wheat July Futures	07/2025	19	(523)	14	0	(7)
Wheat September Futures	09/2025	3	(85)	3	0	(1)
Wheat September Futures	09/2025	12	(142)	4	0	(1)
Zinc July Futures	07/2025	2	(143)	3	3	0

$(2,261)	$298	$(775)

Total Futures Contracts	$(490)	$983	$(952)

SWAP AGREEMENTS:
INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.750%	Annual	03/19/2027	GBP	74,100	$(495)	$(70)	$(565)	$74	$0
Pay	1-Day GBP-SONIO Compounded-OIS	4.000	Annual	01/27/2035	7,000	(46)	(81)	(127)	65	0
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	09/20/2027	JPY	400,000	(7)	49	42	0	(4)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.300	Semi-Annual	03/20/2028	118,480	(2)	18	16	0	(1)
Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.550	Annual	09/14/2028	1,600,000	(19)	153	134	0	(24)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive	1-Day JPY-MUTKCALM Compounded-OIS	0.500	Annual	12/15/2031		1,061,000	21	260	281	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	4.250	Annual	12/20/2025		$54,750	364	(393)	(29)	2	0
Pay	1-Day USD-SOFR Compounded-OIS	2.300	Semi-Annual	11/15/2028		53,300	(704)	(2,047)	(2,751)	19	0
Pay	1-Day USD-SOFR Compounded-OIS	2.340	Semi-Annual	11/21/2028		6,020	(76)	(227)	(303)	2	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		80,700	(1,514)	(521)	(2,035)	0	(154)
Pay	1-Day USD-SOFR Compounded-OIS	3.085	Annual	02/13/2034		31,600	(279)	(1,328)	(1,607)	85	0
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2034		9,600	427	(80)	347	0	(27)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.838	Annual	11/15/2034		5,600	0	(44)	(44)	0	(17)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.864	Annual	11/15/2034		5,100	0	(50)	(50)	0	(16)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.866	Annual	11/15/2034		2,000	0	(20)	(20)	0	(6)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.867	Annual	11/15/2034		5,100	0	(51)	(51)	0	(16)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.870	Annual	11/15/2034		5,100	0	(53)	(53)	0	(16)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.881	Annual	11/15/2034		5,000	0	(56)	(56)	0	(15)
Receive(1)	1-Day USD-SOFR Compounded-OIS	3.894	Annual	11/15/2034		4,200	0	(51)	(51)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	2.285	Semi-Annual	11/15/2053		6,810	428	1,680	2,108	0	(39)
Receive	1-Day USD-SOFR Compounded-OIS	2.237	Semi-Annual	11/21/2053		5,300	329	1,357	1,686	0	(30)
Receive	1-Day USD-SOFR Compounded-OIS	2.865	Annual	02/13/2054		22,300	462	3,255	3,717	0	(150)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		8,300	221	319	540	0	(60)
Pay	6-Month EUR-EURIBOR	0.700	Annual	04/11/2027	EUR	2,600	(13)	(92)	(105)	2	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027		6,000	(33)	(217)	(250)	4	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	05/11/2027		2,900	(22)	(95)	(117)	2	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		5,700	(21)	(145)	(166)	4	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		2,500	(9)	(63)	(72)	2	0
Receive(1)	6-Month EUR-EURIBOR	2.112	Annual	09/02/2027		9,200	0	9	9	0	(8)
Receive(1)	6-Month EUR-EURIBOR	2.120	Annual	09/03/2027		19,400	0	16	16	0	(16)
Pay(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		178,400	(5,718)	(1,429)	(7,147)	755	0
Receive	6-Month EUR-EURIBOR	0.190	Annual	11/04/2052		5,400	334	2,532	2,866	0	(27)
Receive	6-Month EUR-EURIBOR	0.195	Annual	11/04/2052		5,600	4	2,962	2,966	0	(28)
Receive	6-Month EUR-EURIBOR	0.197	Annual	11/08/2052		9,900	616	4,625	5,241	0	(49)
Receive(1)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		48,140	2,110	1,814	3,924	0	(379)
Receive	CPTFEMU	2.000	Maturity	02/15/2027		2,500	0	(2)	(2)	2	0
Receive	CPTFEMU	3.000	Maturity	05/15/2027		1,900	1	33	34	3	0
Receive	CPTFEMU	3.130	Maturity	05/15/2027		1,200	0	13	13	2	0
Pay	CPTFEMU	1.380	Maturity	03/15/2031		13,430	(100)	(2,581)	(2,681)	0	(29)
Receive	CPTFEMU	2.049	Maturity	08/15/2034		8,700	(4)	(28)	(32)	16	0
Receive	CPTFEMU	2.034	Maturity	09/15/2034		5,700	(16)	4	(12)	11	0
Pay	CPTFEMU	2.488	Maturity	05/15/2037		40	0	0	0	0	0
Pay	CPTFEMU	2.580	Maturity	03/15/2052		800	1	22	23	0	(2)
Pay	CPTFEMU	2.590	Maturity	03/15/2052		1,300	(34)	75	41	0	(3)
Pay	CPTFEMU	2.550	Maturity	04/15/2052		200	0	6	6	0	(1)
Pay	CPTFEMU	2.421	Maturity	05/15/2052		550	0	(5)	(5)	0	(2)
Pay	CPTFEMU	2.590	Maturity	12/15/2052		2,000	0	190	190	0	(3)
Pay	CPTFEMU	2.700	Maturity	04/15/2053		1,800	12	244	256	0	(2)
Pay	CPTFEMU	2.763	Maturity	09/15/2053		800	5	127	132	0	0
Pay	CPTFEMU	2.682	Maturity	10/15/2053		900	0	124	124	0	(2)
Pay	CPTFEMU	2.736	Maturity	10/15/2053		1,400	13	206	219	0	(2)
Pay	CPURNSA	1.980	Maturity	09/19/2025		$14,000	0	(170)	(170)	0	(4)
Pay	CPURNSA	2.033	Maturity	09/23/2025		2,600	0	(30)	(30)	0	(1)
Pay	CPURNSA	2.208	Maturity	10/07/2025		14,333	0	(150)	(150)	0	(5)
Pay	CPURNSA	2.380	Maturity	10/15/2025		7,500	0	(68)	(68)	0	(2)
Pay	CPURNSA	2.700	Maturity	01/14/2026		11,600	0	(86)	(86)	0	(12)
Pay	CPURNSA	2.820	Maturity	02/05/2026		6,900	0	(44)	(44)	0	(8)
Pay	CPURNSA	2.842	Maturity	02/13/2026		7,200	0	(44)	(44)	0	(8)
Pay	CPURNSA	3.043	Maturity	02/21/2026		5,500	0	(23)	(23)	0	(6)
Receive	CPURNSA	2.314	Maturity	02/26/2026		2,700	0	346	346	4	0

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

Receive	CPURNSA	2.419	Maturity	03/05/2026	10,200	0	1,247	1,247	14	0
Receive	CPURNSA	2.768	Maturity	05/13/2026	7,700	0	776	776	13	0
Receive	CPURNSA	2.813	Maturity	05/14/2026	3,300	0	324	324	5	0
Receive	CPURNSA	2.703	Maturity	05/25/2026	5,980	0	616	616	11	0
Receive	CPURNSA	2.690	Maturity	06/01/2026	400	0	41	41	1	0
Receive	CPURNSA	1.798	Maturity	08/25/2027	7,000	0	1,253	1,253	9	0
Receive	CPURNSA	1.890	Maturity	08/27/2027	7,100	0	1,221	1,221	10	0
Pay	CPURNSA	2.379	Maturity	07/09/2028	3,700	(2)	(413)	(415)	0	(5)
Receive	CPURNSA	2.573	Maturity	08/26/2028	800	0	68	68	1	0
Receive	CPURNSA	2.645	Maturity	09/10/2028	1,900	0	147	147	2	0
Pay	CPURNSA	2.165	Maturity	04/16/2029	18,000	0	(2,522)	(2,522)	0	(22)
Pay	CPURNSA	1.954	Maturity	06/03/2029	6,450	0	(1,030)	(1,030)	0	(8)
Pay	CPURNSA	1.998	Maturity	07/25/2029	20,100	0	(3,071)	(3,071)	0	(23)
Pay	CPURNSA	1.760	Maturity	11/04/2029	12,300	(11)	(2,188)	(2,199)	0	(16)
Receive	CPURNSA	2.311	Maturity	02/24/2031	21,800	0	2,781	2,781	27	0
Pay	UKRPI	3.500	Maturity	08/15/2034	GBP	6,300	36	35	71	28	0
Pay	UKRPI	3.466	Maturity	09/15/2034	2,700	0	19	19	11	0

Total Swap Agreements	$(3,741)	$9,399	$5,658	$1,186	$(1,296)

(i)	Securities with an aggregate market value of $13,436 and cash of $5,495 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.
(1)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2025	JPY	88,118	$590	$2	$0
04/2025	$10,476	AUD	16,561	0	(128)
04/2025	1,069	JPY	161,339	6	0
04/2025	92	SGD	123	0	0
05/2025	AUD	16,561	$10,479	128	0
05/2025	CNH	5,315	726	0	(8)
05/2025	JPY	160,797	1,069	0	(6)
05/2025	SGD	123	92	0	0
05/2025	$2,030	CNH	14,698	1	(2)
06/2025	CNH	25,360	$3,473	0	(36)
06/2025	$1,081	CNH	7,801	0	(2)
07/2025	CNH	7,314	$1,015	2	0
08/2025	7,316	1,015	0	(2)
BOA	04/2025	CAD	1,044	724	0	(1)
04/2025	EUR	2,128	2,298	0	(3)
04/2025	KRW	300,759	205	1	0
05/2025	CNH	5,197	710	0	(7)
05/2025	IDR	3,187,957	191	0	0
05/2025	$196	INR	16,871	1	0
06/2025	CNH	10,648	$1,467	1	(6)
06/2025	$530	CNH	3,826	0	0
06/2025	205	KRW	299,627	0	(1)
08/2025	CNH	4,356	$609	4	0
08/2025	TWD	332	10	0	0
BPS	04/2025	BRL	4,560	789	0	(10)
04/2025	EUR	105,169	110,331	6	(3,394)
04/2025	IDR	61,941,771	3,737	17	0
04/2025	ILS	960	260	2	0
04/2025	JPY	866,763	5,814	35	0
04/2025	TWD	304,039	9,241	85	0
04/2025	$800	BRL	4,560	0	(1)
04/2025	903	GBP	714	20	0
04/2025	4,803	IDR	78,601,148	0	(84)
04/2025	1,762	INR	152,983	26	0
04/2025	383	JPY	57,580	1	0
04/2025	1,520	KRW	2,208,641	0	(21)
04/2025	59	SGD	79	0	0
04/2025	3,756	TWD	123,002	0	(52)
04/2025	ZAR	14,191	$776	3	0
05/2025	CNH	15,113	2,078	0	(8)
05/2025	IDR	9,977,487	600	2	0
05/2025	JPY	57,387	383	0	(1)
05/2025	SGD	79	59	0	0
05/2025	$3,412	IDR	56,627,935	0	(18)
05/2025	1,767	INR	151,599	2	0
06/2025	CNH	36,565	$5,029	0	(30)
06/2025	KRW	247,756	174	5	0
06/2025	PLN	768	199	1	0
06/2025	$2,969	PLN	11,424	0	(28)
07/2025	TWD	59,612	$1,834	29	0
08/2025	49,653	1,523	15	0
BRC	04/2025	INR	5,223	60	0	(2)
04/2025	$894	EUR	823	0	(4)
04/2025	117	IDR	1,916,805	0	(2)
04/2025	198	ILS	726	0	(3)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

	04/2025		61	INR	5,217	0	0
	05/2025	INR	5,232		$61	0	0
	06/2025		$123	PLN	478	0	0
BSH	04/2025	AUD	15,782		$9,999	137	0
	04/2025		$9,787	JPY	1,469,772	12	0
	05/2025	JPY	1,464,822		$9,787	0	(12)
	06/2025		$1,175	PLN	4,529	0	(9)
CBK	04/2025	BRL	97,282		$17,088	40	0
	04/2025	CHF	176		200	1	0
	04/2025	IDR	72,805,284		4,389	17	0
	04/2025	ILS	4,452		1,222	24	0
	04/2025	INR	47,517		553	0	(3)
	04/2025	TWD	474		14	0	0
	04/2025		$16,942	BRL	97,282	106	0
	04/2025		16,633	CAD	23,692	0	(168)
	04/2025		4,286	IDR	70,338,085	0	(61)
	04/2025		613	INR	52,596	1	0
	04/2025		110	KRW	160,909	0	(1)
	04/2025		8,112	TWD	265,861	0	(105)
	05/2025	CAD	23,657		$16,633	168	0
	05/2025	IDR	11,269,945		678	3	0
	05/2025		$789	EUR	727	0	(1)
	05/2025		3,400	IDR	56,487,201	0	(14)
	06/2025	CNH	5,836		$805	0	(2)
	06/2025	KRW	10,095,587		7,034	158	0
	06/2025		$522	CNH	3,766	0	(1)
	07/2025	TWD	104,313		$3,206	46	0
	07/2025		$17,088	BRL	99,186	0	(42)
	08/2025	TWD	113,929		$3,496	36	0
DUB	04/2025	CAD	23		16	0	0
	04/2025	ILS	4,494		1,236	27	0
	04/2025	JPY	115,700		786	15	0
	04/2025	NZD	70		40	0	0
	04/2025	SGD	18		13	0	0
	04/2025		$948	IDR	15,738,341	0	(4)
	04/2025		310	INR	26,666	1	0
	04/2025		40	NZD	70	0	0
	04/2025		47	SGD	63	0	0
	05/2025	IDR	1,394,522		$84	0	0
	05/2025	SGD	63		47	0	0
	05/2025		$40	NZD	70	0	(1)
	06/2025	KRW	7,326,204		$5,104	115	0
FAR	04/2025	AUD	315		198	2	0
	04/2025	CHF	9,163		10,280	0	(77)
	04/2025	ILS	4,685		1,291	30	0
	04/2025	JPY	672,361		4,506	23	0
	04/2025		$6,985	JPY	1,051,536	26	0
	04/2025		98	TWD	3,218	0	(1)
	04/2025		18	ZAR	337	0	0
	05/2025	JPY	1,047,993		$6,985	0	(26)
	05/2025		$518	CNH	3,735	0	(2)
	06/2025		1,385	PLN	5,354	0	(7)
	07/2025	CNH	3,721		$518	2	0
GLM	04/2025	BRL	96,442		16,795	0	(105)
	04/2025	IDR	11,403,467		687	3	0
	04/2025	KRW	457,885		312	1	0
	04/2025	TWD	272,359		8,387	185	0
	04/2025		$16,685	BRL	96,442	216	0
	04/2025		769	IDR	12,699,178	0	(8)
	04/2025		150	KRW	219,238	0	(1)
	05/2025	CNH	5,053		$690	0	(7)
	05/2025	IDR	5,415,257		325	0	0
	05/2025		$687	IDR	11,413,768	0	(3)
	06/2025		1,373	CNH	9,925	3	(3)
	06/2025		312	KRW	456,221	0	(1)
	06/2025		1,087	PLN	4,197	0	(6)
	07/2025	TWD	11,323		$348	5	0
	07/2025		$11	TWD	356	0	0
JPM	04/2025	IDR	7,420,400		$449	4	0
	04/2025	ILS	5,328		1,463	30	0
	04/2025	INR	12,234		140	0	(3)
	04/2025	JPY	751,355		5,039	30	0
	04/2025	SGD	19		14	0	0
	04/2025	TWD	1,030		31	0	0
	04/2025		$116,165	EUR	107,688	286	(8)
	04/2025		293	IDR	4,819,247	0	(4)
	04/2025		502	INR	43,331	4	0
	04/2025		2,248	JPY	339,200	14	0
	04/2025		110	KRW	160,838	0	(1)
	04/2025		2,616	TWD	85,704	0	(35)
	04/2025	ZAR	7,710		$423	3	0
	05/2025	CNH	5,401		739	0	(6)
	05/2025	EUR	105,847		114,352	0	(285)
	05/2025	IDR	3,643,843		219	1	0
	05/2025	JPY	338,062		2,248	0	(14)
	05/2025		$1,902	CNH	13,788	2	(2)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

06/2025	CNH	14,616	$2,003	0	(20)
06/2025	MXN	6,516	316	1	0
06/2025	$3,441	PLN	13,286	0	(20)
07/2025	CNH	7,049	$977	1	(1)
07/2025	TWD	60,339	1,855	28	0
08/2025	CNH	6,675	925	0	(2)
08/2025	TWD	60,399	1,853	19	0
08/2025	$31	TWD	1,022	0	0
MBC	04/2025	AUD	464	$293	3	0
04/2025	CHF	359	406	0	0
04/2025	EUR	1,214	1,269	0	(43)
04/2025	SGD	160	120	1	0
04/2025	$10,970	CHF	9,690	0	(16)
04/2025	1,033	GBP	799	0	(1)
04/2025	636	INR	55,178	9	0
04/2025	1,724	TWD	56,637	0	(18)
04/2025	ZAR	14,593	$798	3	0
05/2025	CHF	9,656	10,970	16	0
05/2025	CNH	5,270	726	0	(2)
05/2025	IDR	2,172,602	131	0	0
05/2025	JPY	19,031	128	1	0
05/2025	$938	CNH	6,800	1	(1)
06/2025	KRW	1,358,668	$944	19	0
06/2025	$1,611	PLN	6,219	0	(10)
07/2025	CNH	3,380	$469	1	0
07/2025	TWD	29,084	892	11	0
08/2025	CNH	9,180	1,276	3	(2)
08/2025	TWD	27,211	832	5	0
MYI	04/2025	CAD	22,633	15,900	171	0
04/2025	SGD	67	50	0	0
04/2025	$399	TWD	13,041	0	(6)
04/2025	8,335	ZAR	152,366	0	(34)
05/2025	IDR	2,038,885	$123	0	0
06/2025	CNH	3,339	460	0	(2)
NGF	06/2025	KRW	3,769,354	2,645	79	0
SCX	04/2025	JPY	32,000	217	4	0
04/2025	$146	IDR	2,388,197	0	(3)
04/2025	590	JPY	88,878	3	0
04/2025	110	KRW	160,667	0	(1)
04/2025	499	TWD	16,412	0	(5)
05/2025	IDR	848,329	$51	0	0
05/2025	JPY	88,580	590	0	(3)
06/2025	CNH	1,463	201	0	(1)
08/2025	TWD	16,276	499	4	0
SSB	04/2025	GBP	1,513	1,957	2	0
05/2025	$1,956	GBP	1,513	0	(2)
UAG	04/2025	IDR	9,878,684	$595	2	0
04/2025	JPY	661,078	4,443	36	0
04/2025	$596	IDR	9,878,684	0	(3)
05/2025	595	9,892,578	0	(3)

Total Forward Foreign Currency Contracts	$2,595	$(5,088)

WRITTEN OPTIONS:
INFLATION-CAPPED OPTIONS
Counterparty	Description	Initial Index	Floating Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GLM	Cap - OTC CPALEMU	100.151	Maximum of [(Final Index/Initial Index - 1) - 3.000%] or 0	06/22/2035	8,600	$(391)	$(256)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BRC	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	3.150%	10/06/2025	20,000	$(232)	$(413)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	3.150	10/06/2025	20,000	(232)	(5)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.440	01/25/2027	4,900	(43)	(45)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.440	01/25/2027	4,900	(43)	(44)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.740	09/08/2025	5,300	(122)	(123)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.740	09/08/2025	5,300	(122)	(90)
CBK	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.950	09/15/2025	16,600	(201)	(281)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.950	09/15/2025	16,600	(201)	(9)
GLM	Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	01/07/2027	19,600	(178)	(167)

Schedule of Investments PIMCO Real Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.350	01/07/2027	19,600	(178)	(197)
Call - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.500	01/14/2027	30,500	(280)	(308)
Put - OTC 2-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.500	01/14/2027	30,500	(280)	(265)
MYC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.660	09/05/2025	9,700	(215)	(186)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.660	09/05/2025	9,700	(215)	(198)

$(2,542)	$(2,331)

Total Written Options	$(2,933)	$(2,587)

SWAP AGREEMENTS:
TOTAL RETURN SWAPS ON SECURITIES
Swap Agreements, at Value
Counterparty	Pay/Receive(2)	Underlying Reference	# of Shares	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

MYC	Receive	U.S. Treasury Inflation Protected Securities	0	4.490%	Maturity	04/25/2025	$235,000	$0	$3,506	$3,506	$0

Total Swap Agreements	$0	$3,506	$3,506	$0

(k)

Securities with an aggregate market value of $4,136 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

Receive represents that the Portfolio receives payments for any positive net return on the underlying reference. The Portfolio makes payments for any negative net return on such underlying reference. Pay represents that the Portfolio receives payments for any negative net return on the underlying reference. The Portfolio makes payments for any positive net return on such underlying reference.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$1,185	$0	$1,185
Industrials	0	187	0	187
U.S. Government Agencies	0	232,525	0	232,525
U.S. Treasury Obligations	0	1,320,666	0	1,320,666
Non-Agency Mortgage-Backed Securities	0	14,360	0	14,360
Asset-Backed Securities
CMBS Other	0	8,903	0	8,903
Home Equity Other	0	16,675	0	16,675
Manufacturing House ABS Other	0	746	0	746
Whole Loan Collateral	0	3,994	0	3,994
Other ABS	0	75,377	1,946	77,323
Sovereign Issues	0	102,834	0	102,834
Preferred Securities
Banking & Finance	0	1,231	0	1,231
Short-Term Instruments
Repurchase Agreements	0	712,400	0	712,400
U.S. Treasury Bills	0	52	0	52

$0	$2,491,135	$1,946	$2,493,081
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$2,246	$0	$0	$2,246

Total Investments	$2,246	$2,491,135	$1,946	$2,495,327

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	644	1,525	0	2,169
Over the counter	0	6,101	0	6,101

$644	$7,626	$0	$8,270
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(651)	(1,597)	0	(2,248)
Over the counter	0	(7,675)	0	(7,675)

$(651)	$(9,272)	$0	$(9,923)

Total Financial Derivative Instruments	$(7)	$(1,646)	$0	$(1,653)

Totals	$2,239	$2,489,489	$1,946	$2,493,674

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund's shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The table below shows the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$36	$156,335	$(154,100)	$(25)	$0	$2,246	$35	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC
BCY	Barclays Capital, Inc.	DEU	Deutsche Bank Securities, Inc.	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	DUB	Deutsche Bank AG	NGF	Nomura Global Financial Products, Inc.
BOS	BofA Securities, Inc.	FAR	Wells Fargo Bank National Association	SCX	Standard Chartered Bank, London
BPG	BNP Paribas Securities Corp.	GLM	Goldman Sachs Bank USA	SSB	State Street Bank and Trust Co.
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	UAG	UBS AG Stamford
BRC	Barclays Bank PLC	MBC	HSBC Bank Plc	UBS	UBS Securities LLC

BSH	Banco Santander S.A. - New York Branch

Currency Abbreviations:
AUD	Australian Dollar	IDR	Indonesian Rupiah	NZD	New Zealand Dollar
BRL	Brazilian Real	ILS	Israeli Shekel	PLN	Polish Zloty
CAD	Canadian Dollar	INR	Indian Rupee	SGD	Singapore Dollar
CHF	Swiss Franc	JPY	Japanese Yen	TWD	Taiwanese Dollar
CNH	Chinese Renminbi (Offshore)	KRW	South Korean Won	USD (or $)	United States Dollar
EUR	Euro	MXN	Mexican Peso	ZAR	South African Rand
GBP	British Pound

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
BOBL	Bundesobligation, the German word for federal government bond	CPURNSA	Consumer Price All Urban Non-Seasonally Adjusted Index	SOFR	Secured Overnight Financing Rate
BRENT	Brent Crude	EUR003M	3 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
CPALEMU	Euro Area All Items Non-Seasonally Adjusted Index	MUTKCALM	Tokyo Overnight Average Rate	UKRPI	United Kingdom Retail Prices Index
CPTFEMU	Eurozone HICP ex-Tobacco Index

Other Abbreviations:
ABS	Asset-Backed Security	DAC	Designated Activity Company	oz.	Ounce
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	RBOB	Reformulated Blendstock for Oxygenate Blending
BTP	Buoni del Tesoro Poliennali "Long-term Treasury Bond"	OAT	Obligations Assimilables du Trésor	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	WTI	West Texas Intermediate
CMBS	Collateralized Mortgage-Backed Security

Schedule of Investments PIMCO Short-Term Portfolio	March 31, 2025 (Unaudited)

Net t(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 119.7% ¤
CORPORATE BONDS & NOTES 51.1%
BANKING & FINANCE 35.0%
ABN AMRO Bank NV
5.360% due 12/03/2028 ~		$5,400	$5,410
5.360% due 12/03/2028 •		200	200
6.140% due 09/18/2027 •		700	712
6.575% due 10/13/2026 •		1,000	1,010
AerCap Ireland Capital DAC 1.750% due 01/30/2026		700	684
Air Lease Corp. 5.300% due 06/25/2026		600	605
Aircastle Ltd. 5.250% due 08/11/2025		1,000	1,001
Ally Financial, Inc. 5.800% due 05/01/2025		1,218	1,219
American Express Co.
5.291% due 07/26/2028 ~		3,000	3,020
5.645% due 04/23/2027 •		1,000	1,012
American Honda Finance Corp.
4.762% due 06/13/2025 ~		1,800	1,801
5.145% due 10/03/2025 ~		1,900	1,904
Athene Global Funding
4.950% due 01/07/2027		600	602
5.106% due 07/16/2026 •		1,300	1,301
5.388% due 08/27/2026 ~		1,200	1,205
5.573% due 03/25/2027 ~		5,300	5,336
Aviation Capital Group LLC
1.950% due 01/30/2026		900	879
1.950% due 09/20/2026		1,200	1,153
4.125% due 08/01/2025		200	199
4.875% due 10/01/2025		200	200
Avolon Holdings Funding Ltd.
2.125% due 02/21/2026		800	781
4.250% due 04/15/2026		1,900	1,890
4.375% due 05/01/2026		800	796
5.500% due 01/15/2026		1,300	1,306
Banco Bilbao Vizcaya Argentaria SA 5.862% due 09/14/2026 •		800	804
Banco Santander SA 5.473% due 07/15/2028 •		2,000	2,011
Bank of America Corp.
1.319% due 06/19/2026 •		1,500	1,489
3.384% due 04/02/2026 •		1,000	1,000
5.331% due 07/22/2027 ~		300	302
5.683% due 04/02/2026 •		1,300	1,300
Bank of America NA 5.305% due 10/30/2026 ~	AUD	1,000	629
Bank of Montreal 5.238% due 09/10/2027 •		$1,200	1,204
Bank of Queensland Ltd.
4.760% due 12/09/2025 ~	AUD	2,500	1,562
5.394% due 10/29/2025 ~		1,000	627
Banque Federative du Credit Mutuel SA
5.199% due 05/24/2027 ~		500	313
5.429% due 02/16/2028 •		$1,600	1,611
5.429% due 02/16/2028 ~		200	201
5.490% due 01/23/2027 ~		1,200	1,210
5.754% due 07/13/2026 ~		800	809
5.790% due 07/13/2028		1,000	1,033
Barclays PLC
2.852% due 05/07/2026 •		2,600	2,595
4.375% due 01/12/2026		1,200	1,198
5.304% due 08/09/2026 •		300	301
5.848% due 03/12/2028 •		200	203
7.325% due 11/02/2026 •		500	507
BNP Paribas SA
1.323% due 01/13/2027 •		2,600	2,532
2.219% due 06/09/2026 •		200	199
BPCE SA
1.652% due 10/06/2026 •		800	787
5.475% due 09/29/2025 ~	AUD	700	439
5.717% due 06/05/2025 ~		1,800	1,127
5.975% due 01/18/2027 •		$750	757

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2025 (Unaudited)

5.975% due 01/18/2027 ~		250	252
Brighthouse Financial Global Funding
1.550% due 05/24/2026		1,300	1,254
5.550% due 04/09/2027		500	507
Canadian Imperial Bank of Commerce
5.074% due 01/13/2028 •		1,300	1,300
5.304% due 06/28/2027 ~		300	302
5.575% due 10/02/2026 ~		1,400	1,416
Caterpillar Financial Services Corp. 5.046% due 10/16/2026 ~		500	502
Citibank NA
5.066% due 08/06/2026 •		2,100	2,109
5.420% due 12/04/2026 •		1,000	1,009
Citigroup, Inc. 3.106% due 04/08/2026 •		5,900	5,898
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		400	388
1.980% due 12/15/2027 •		1,000	957
5.068% due 03/05/2027 •		1,400	1,406
Corebridge Financial, Inc. 3.500% due 04/04/2025		500	500
Corebridge Global Funding 5.101% due 01/07/2028 ~		1,800	1,798
Credit Agricole SA
1.247% due 01/26/2027 •		500	486
1.907% due 06/16/2026 •		250	248
4.400% due 07/06/2027	AUD	200	124
5.229% due 03/11/2027 ~		$450	452
5.569% due 09/11/2028 ~		300	302
5.569% due 09/11/2028 •		300	302
5.641% due 07/05/2026 ~		1,200	1,211
Crown Castle, Inc. 1.050% due 07/15/2026		4,800	4,576
Danske Bank AS 1.621% due 09/11/2026 •		1,200	1,184
DBS Group Holdings Ltd. 4.976% due 03/21/2028 ~		2,100	2,105
Deutsche Bank AG
2.129% due 11/24/2026 •		2,700	2,652
4.100% due 01/13/2026		1,200	1,195
4.162% due 05/13/2025		165	165
5.578% due 11/16/2027 •		600	602
6.119% due 07/14/2026 •		1,700	1,706
7.146% due 07/13/2027 •		700	720
DNB Bank ASA 5.896% due 10/09/2026 •		900	905
Federation des Caisses Desjardins du Quebec 4.991% due 01/27/2027 ~		2,500	2,501
Ford Motor Credit Co. LLC
3.375% due 11/13/2025		400	395
4.134% due 08/04/2025		700	696
4.389% due 01/08/2026		200	199
4.687% due 06/09/2025		800	799
5.125% due 06/16/2025		1,000	999
7.308% due 03/06/2026 ~		550	558
GA Global Funding Trust
3.850% due 04/11/2025		1,700	1,700
4.400% due 09/23/2027		200	199
5.714% due 04/11/2025 ~		700	700
5.714% due 04/11/2025 •		600	600
General Motors Financial Co., Inc.
5.405% due 07/15/2027 ~		4,700	4,699
5.650% due 04/07/2025 •		200	200
5.709% due 05/08/2027 ~		1,000	1,004
6.050% due 10/10/2025		1,500	1,509
Goldman Sachs Bank USA
5.109% due 05/21/2027 ~		900	903
5.130% due 03/18/2027 •		1,400	1,403
Goldman Sachs Group, Inc.
1.431% due 03/09/2027 •		300	291
1.542% due 09/10/2027 •		200	191
5.148% due 12/09/2026 •		1,200	1,203
5.178% due 09/10/2027 •		400	401
5.425% due 08/10/2026 •		2,200	2,207
5.479% due 02/24/2028 •		300	303
6.208% due 03/15/2028 •		200	204
HSBC Holdings PLC
4.292% due 09/12/2026 •		200	200
5.887% due 08/14/2027 •		400	406
5.929% due 08/14/2027 •		200	203
5.940% (US0003M + 1.380%) due 09/12/2026 ~(g)		4,900	4,930
7.336% due 11/03/2026 ~		500	508
ING Groep NV
5.373% due 03/25/2029 ~		1,900	1,900
5.374% due 04/01/2027 •		1,100	1,105

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2025 (Unaudited)

Jackson National Life Global Funding 5.324% due 01/14/2028 •		800	807
John Deere Capital Corp. 5.033% due 07/15/2027 ~		1,100	1,106
JPMorgan Chase & Co.
5.278% due 04/22/2028 •		1,400	1,410
5.539% due 02/24/2028 ~		3,300	3,335
5.560% due 01/23/2028 •		700	708
Lloyds Banking Group PLC
4.450% due 05/08/2025		500	500
5.419% due 11/26/2028 ~		3,900	3,910
5.940% due 01/05/2028 •		1,000	1,013
Mitsubishi UFJ Financial Group, Inc.
5.541% due 04/17/2026 •		900	900
5.797% due 04/17/2026 •		1,000	1,000
Mizuho Bank Ltd.
4.965% due 09/14/2026 ~	AUD	1,100	690
4.989% due 02/23/2026 ~		1,900	1,191
Mizuho Financial Group, Inc. 5.448% due 05/13/2031 ~		$1,000	1,005
Morgan Stanley 2.188% due 04/28/2026 •		900	898
Morgan Stanley Bank NA
5.040% due 10/15/2027 ~		4,000	4,008
5.224% due 05/26/2028 •		1,100	1,104
5.436% due 01/14/2028 •		1,900	1,915
MUFG Bank Ltd. 5.044% due 02/17/2026 ~	AUD	2,800	1,756
National Bank of Canada
5.263% due 03/25/2027 ~		$2,100	2,106
5.385% due 07/02/2027 ~		4,600	4,624
NatWest Markets PLC
5.055% due 08/12/2025	AUD	1,400	876
5.124% (SOFRRATE + 0.760%) due 09/29/2026 ~		$1,300	1,305
5.259% due 05/17/2027 •		800	803
5.311% due 03/21/2028 ~		900	901
5.551% due 03/21/2030 ~		700	702
Nissan Motor Acceptance Co. LLC
1.850% due 09/16/2026		2,400	2,280
2.000% due 03/09/2026		1,800	1,734
6.950% due 09/15/2026		200	203
Nomura Holdings, Inc.
1.653% due 07/14/2026		600	578
1.851% due 07/16/2025		1,500	1,488
5.099% due 07/03/2025		858	858
5.613% due 07/02/2027 ~		600	605
5.709% due 01/09/2026		1,400	1,410
Nordea Bank Abp 5.318% due 06/06/2025 •		600	601
Oversea-Chinese Banking Corp. Ltd. 4.949% due 05/18/2026 ~	AUD	600	376
PNC Bank NA 4.855% due 01/15/2027 •		$2,000	2,003
Reliance Standard Life Global Funding 5.243% due 02/02/2026		400	401
Royal Bank of Canada
5.150% due 07/23/2027 ~		300	301
5.184% due 03/27/2028 ~		4,100	4,102
5.191% due 01/24/2029 ~		1,700	1,699
5.217% due 10/18/2028 ~		500	502
Santander Holdings USA, Inc. 4.500% due 07/17/2025		200	200
Santander U.K. Group Holdings PLC 6.833% due 11/21/2026 •		1,100	1,114
SBA Tower Trust 4.831% due 10/15/2029		1,100	1,092
Shinhan Bank Co. Ltd. 6.119% due 11/16/2025 ~	AUD	300	189
Standard Chartered PLC
1.456% due 01/14/2027 •		$1,700	1,658
1.456% due 01/14/2027 ~		1,000	975
3.200% due 04/17/2025		300	300
5.528% due 05/14/2028 •		500	504
Stellantis Finance U.S., Inc. 5.350% due 03/17/2028		500	501
Sumitomo Mitsui Banking Corp.
4.997% due 02/20/2026 ~	AUD	1,400	878
5.340% due 07/28/2026 ~		1,300	818
Sumitomo Mitsui Financial Group, Inc.
5.405% due 04/15/2030 ~		$1,200	1,206
5.784% due 01/13/2026 ~		2,100	2,119
Sumitomo Mitsui Trust Bank Ltd.
5.364% due 03/13/2030 ~		1,500	1,512
5.492% due 03/09/2026 •		825	831
Svenska Handelsbanken AB 5.018% due 05/28/2027 •		700	702

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2025 (Unaudited)

Swedbank AB 5.337% due 09/20/2027		2,000	2,032
Synchrony Bank 5.400% due 08/22/2025		600	601
Toronto-Dominion Bank 4.764% due 03/17/2026 ~	AUD	300	187
UBS AG 5.125% due 07/30/2025 ~		1,800	1,126
UBS Group AG
1.364% due 01/30/2027 •		$800	779
5.938% due 05/12/2026 ~		4,000	4,005
VICI Properties LP 4.375% due 05/15/2025		2,000	2,001
Wells Fargo & Co.
1.500% due 05/24/2027	EUR	500	527
3.908% due 04/25/2026 •		$2,700	2,698
5.141% due 01/24/2028 ~		1,700	1,705

			220,599

INDUSTRIALS 11.4%
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		1,300	1,308
Ampol Ltd. 4.000% due 04/17/2025	AUD	600	375
Arrow Electronics, Inc. 4.000% due 04/01/2025		$500	500
Bayer U.S. Finance LLC 4.250% due 12/15/2025		6,400	6,372
Berry Global, Inc.
1.570% due 01/15/2026		3,100	3,022
4.875% due 07/15/2026		1,277	1,277
BMW U.S. Capital LLC
5.141% due 03/19/2027 ~		1,700	1,698
5.158% due 08/13/2026 ~		2,000	2,002
5.281% due 03/21/2028 ~		1,500	1,499
Boeing Co. 2.600% due 10/30/2025		800	790
Chevron USA, Inc. 4.828% due 02/26/2028 ~		1,800	1,804
Energy Transfer LP 2.900% due 05/15/2025		2,800	2,794
Flex Ltd. 4.750% due 06/15/2025		900	899
Glencore Funding LLC 5.113% due 10/01/2026 ~(a)		1,800	1,801
Harley-Davidson Financial Services, Inc.
3.350% due 06/08/2025		400	398
3.500% due 07/28/2025		1,900	1,889
HCA, Inc.
5.232% due 03/01/2028 ~		1,400	1,409
5.250% due 04/15/2025		5,100	5,100
5.875% due 02/15/2026		303	304
7.690% due 06/15/2025		400	402
Hyundai Capital America
5.353% due 03/25/2027 ~		1,100	1,099
5.511% due 08/04/2025 ~(g)		5,036	5,047
5.848% due 01/08/2027 •		1,300	1,314
Illumina, Inc.
4.650% due 09/09/2026		900	899
5.800% due 12/12/2025		500	504
Imperial Brands Finance PLC 3.500% due 07/26/2026		700	690
Incitec Pivot Ltd. 4.300% due 03/18/2026	AUD	1,100	684
Las Vegas Sands Corp. 5.900% due 06/01/2027		$600	610
Mercedes-Benz Finance North America LLC 4.991% due 07/31/2026 •		1,900	1,901
MPLX LP 1.750% due 03/01/2026		300	292
Nissan Motor Co. Ltd. 3.522% due 09/17/2025		1,100	1,089
NXP BV 2.700% due 05/01/2025		200	200
Oracle Corp. 5.121% due 08/03/2028 ~		1,700	1,706
Reynolds American, Inc. 4.450% due 06/12/2025		620	619
Rio Tinto Finance USA PLC 5.198% due 03/14/2028 ~		1,300	1,306
Rolls-Royce PLC 3.625% due 10/14/2025		800	797
SK Hynix, Inc.
5.500% due 01/16/2027		400	406
6.250% due 01/17/2026		800	809

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2025 (Unaudited)

Synopsys, Inc. 4.650% due 04/01/2028		1,300	1,308
T-Mobile USA, Inc. 3.500% due 04/15/2025		2,100	2,099
Uber Technologies, Inc.
4.500% due 08/15/2029		400	394
6.250% due 01/15/2028		1,300	1,310
7.500% due 09/15/2027		500	506
United Airlines, Inc. 4.375% due 04/15/2026		1,400	1,379
Volkswagen Group of America Finance LLC
5.190% due 03/20/2026 •		3,400	3,403
5.190% due 03/20/2026 ~		200	200
5.418% due 08/14/2026 •		2,800	2,808
Westinghouse Air Brake Technologies Corp. 3.200% due 06/15/2025		1,000	996
Whitbread Group PLC 3.375% due 10/16/2025	GBP	1,400	1,790
Williams Cos., Inc. 5.400% due 03/02/2026		$200	201

			72,009

UTILITIES 4.7%
AES Corp. 1.375% due 01/15/2026		1,700	1,654
Avangrid, Inc. 3.200% due 04/15/2025		1,691	1,690
Electricite de France SA 3.625% due 10/13/2025		500	497
Enel Finance International NV
4.500% due 06/15/2025		800	799
4.625% due 06/15/2027		800	799
7.050% due 10/14/2025		500	505
FirstEnergy Corp. 1.600% due 01/15/2026		200	195
Georgia Power Co. 5.109% due 05/08/2025 ~		1,900	1,901
NextEra Energy Capital Holdings, Inc.
5.120% due 01/29/2026 ~		1,000	1,003
5.161% due 02/04/2028 •		2,700	2,713
ONEOK, Inc.
4.250% due 09/24/2027		900	892
5.850% due 01/15/2026		1,000	1,008
Pacific Gas & Electric Co.
3.150% due 01/01/2026		2,700	2,666
3.450% due 07/01/2025		500	498
4.950% due 06/08/2025		600	599
5.282% due 09/04/2025 •		4,500	4,501
Pinnacle West Capital Corp. 5.178% due 06/10/2026 ~		800	804
Southern California Edison Co.
1.200% due 02/01/2026		3,500	3,396
4.200% due 06/01/2025		300	300
4.400% due 09/06/2026		900	896
4.700% due 06/01/2027		200	200
4.875% due 02/01/2027		200	201
4.900% due 06/01/2026		200	200
5.350% due 03/01/2026		1,000	1,004
Trans-Allegheny Interstate Line Co. 3.850% due 06/01/2025		400	399
Victoria Power Networks Finance Pty. Ltd. 5.132% due 04/21/2026 ~	AUD	400	250

			29,570

Total Corporate Bonds & Notes (Cost $322,068)			322,178

MUNICIPAL BONDS & NOTES 0.3%
LOUISIANA 0.3%
Tulane University, Louisiana Revenue Bonds, (NPFGC Insured), Series 2007 4.885% (US0003M + 0.300%) due 02/15/2036 ~		$1,990	1,842

Total Municipal Bonds & Notes (Cost $1,847)			1,842

U.S. GOVERNMENT AGENCIES 14.5%
Fannie Mae
4.526% due 12/25/2036 •		1	1
4.654% due 02/25/2037 •		13	13
4.804% due 05/25/2042 •		1	1
5.109% due 12/25/2047 •		485	486
5.134% due 12/25/2037 •		12	12
5.240% due 09/25/2054 •(g)		5,948	5,952
5.290% due 03/25/2055 •		297	298
5.390% due 01/25/2055 •		2,925	2,931

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2025 (Unaudited)

5.440% due 12/25/2054 - 01/25/2055 •		3,506	3,518
5.490% due 01/25/2055 - 03/25/2055 •		4,710	4,729
5.500% due 03/25/2055 •		1,779	1,789
5.540% due 12/25/2053 •		873	879
5.590% due 11/25/2053 - 02/25/2055 •		2,788	2,812
5.886% due 03/01/2044 - 07/01/2044 •		4	5
Freddie Mac
2.500% due 10/25/2048		142	129
3.000% due 09/25/2045		242	211
4.913% due 09/15/2041 •		6	6
5.163% due 02/15/2038 •		8	8
5.252% due 09/25/2054 «•		4,600	4,604
5.280% due 11/25/2054 •(g)		8,432	8,443
5.290% due 10/25/2054 - 03/25/2055 •		6,615	6,618
5.301% due 04/25/2055 •(g)		4,400	4,405
5.440% due 11/25/2054 •(g)		4,508	4,495
5.440% due 01/25/2055 •		2,248	2,256
5.490% due 05/25/2054 •(g)		3,602	3,621
5.490% due 12/25/2054 - 03/25/2055 •		7,988	8,030
5.540% due 12/25/2054 •		1,490	1,501
5.835% due 10/25/2044 - 02/25/2045 •		39	36
6.035% due 07/25/2044 •		7	6
Ginnie Mae
2.500% due 01/20/2049 - 10/20/2049		98	87
4.625% due 02/20/2032 •		1	1
4.923% due 11/20/2069 •		62	62
5.134% due 04/20/2074 •		294	295
5.223% due 01/20/2066 •		110	110
5.244% due 01/20/2074 •		1,566	1,581
5.244% due 07/20/2074 ~		401	405
5.273% due 11/20/2066 •		173	174
5.294% due 09/20/2073 - 10/20/2073 •		4,391	4,444
5.324% due 09/20/2073 •		470	475
5.344% due 05/20/2073 ~		1,066	1,080
5.423% due 01/20/2066 •		275	276
5.444% due 05/20/2073 •		197	201
5.444% due 11/20/2073 ~		196	200
6.639% due 05/20/2071 •		187	191
Uniform Mortgage-Backed Security 4.000% due 08/01/2049		14	13
Uniform Mortgage-Backed Security, TBA 5.500% due 04/01/2055 - 05/01/2055		14,000	13,978

Total U.S. Government Agencies (Cost $91,068)			91,368

U.S. TREASURY OBLIGATIONS 0.7%
U.S. Treasury Inflation Protected Securities (e)
0.125% due 10/15/2025 (i)(k)		2,203	2,205
2.125% due 04/15/2029		1,910	1,967

Total U.S. Treasury Obligations (Cost $4,086)			4,172

NON-AGENCY MORTGAGE-BACKED SECURITIES 6.7%
AG Trust 6.335% due 07/15/2041 •		143	143
Avon Finance PLC 5.357% due 12/28/2049 •	GBP	2,073	2,684
Barclays Mortgage Loan Trust 5.903% due 01/25/2064 þ		$729	732
Bear Stearns Adjustable Rate Mortgage Trust 6.948% due 01/25/2034 •		1	1
Bear Stearns ALT-A Trust 5.043% due 09/25/2035 •		6	3
Beast Mortgage Trust 5.620% due 02/15/2037 •		2,600	2,323
Benchmark Mortgage Trust 3.042% due 08/15/2052		916	887
BSREP Commercial Mortgage Trust 5.384% due 08/15/2038 •		2,130	2,032
BX Trust 5.133% due 01/15/2034 •		76	76
Chase Home Lending Mortgage Trust 5.590% due 09/25/2055 •		853	853
Citigroup Mortgage Loan Trust 6.080% due 09/25/2035 •		1	1
Colony Mortgage Capital Ltd. 5.808% due 11/15/2038 ~		372	368
COLT Mortgage Loan Trust 5.835% due 02/25/2069 þ		1,259	1,263
Commercial Mortgage Trust 5.734% due 12/15/2038 •		2,055	2,034
Countrywide Home Loan Reperforming REMIC Trust 4.775% due 06/25/2035 ~		2	2
Credit Suisse First Boston Mortgage Securities Corp.
5.083% due 03/25/2032 •		1	1
5.994% due 06/25/2033 ~		2	2

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2025 (Unaudited)

Credit Suisse Mortgage Capital Mortgage-Backed Trust
3.475% due 03/25/2059 ~		591	591
3.904% due 04/25/2062 ~		156	148
4.102% due 12/27/2060 ~		625	623
5.000% due 07/25/2056 ~		288	268
5.194% due 07/15/2032 ~		238	236
Ellington Financial Mortgage Trust 5.655% due 02/25/2060 «þ		500	501
Eurohome U.K. Mortgages PLC 4.728% due 06/15/2044 •	GBP	16	20
Extended Stay America Trust 5.513% due 07/15/2038 ~		$2,165	2,165
Finsbury Square Green PLC 5.109% due 12/16/2067 •	GBP	40	52
GCAT Trust
1.091% due 05/25/2066 •		$641	551
2.885% due 12/27/2066 •		719	665
Gemgarto PLC 5.344% due 12/16/2067 •	GBP	123	159
GreenPoint Mortgage Funding Trust 4.875% due 06/25/2045 ~		$4	4
GS Mortgage-Backed Securities Corp. Trust 1.750% due 12/25/2060 ~		1,222	1,143
GS Mortgage-Backed Securities Trust
5.000% due 12/25/2051 •		232	215
5.000% due 02/25/2052 ~		679	629
5.686% due 11/25/2054 •		1,324	1,329
GSR Mortgage Loan Trust 5.328% due 09/25/2035 ~		1	1
HarborView Mortgage Loan Trust 4.871% due 05/19/2035 •		9	8
Impac CMB Trust 5.075% due 03/25/2035 ~		49	47
JP Morgan Chase Commercial Mortgage Securities Trust
5.576% due 06/15/2035 •		291	255
5.817% due 12/15/2031 ~		143	140
JP Morgan Mortgage Trust
3.500% due 05/25/2050 ~		75	68
5.000% due 02/25/2052 ~		218	203
Kinbane DAC 3.224% due 09/25/2062 •	EUR	545	590
Legacy Mortgage Asset Trust
4.750% due 07/25/2061 þ		$322	321
5.250% due 07/25/2067 þ		249	248
MA Money Pinnacle Residential Securitisation Trust 4.900% due 04/15/2066 •	AUD	700	438
MFA Trust 1.381% due 04/25/2065 •		$177	170
Mill City Mortgage Loan Trust
1.125% due 11/25/2060 •		397	378
2.750% due 08/25/2059 ~		256	247
Morgan Stanley Capital Trust 5.434% due 05/15/2036 •		800	551
Morgan Stanley Residential Mortgage Loan Trust 5.000% due 09/25/2051 •		304	283
MortgageIT Mortgage Loan Trust 5.075% due 02/25/2035 •		25	25
New Orleans Hotel Trust 5.356% due 04/15/2032 •		1,000	989
New Residential Mortgage Loan Trust
0.941% due 10/25/2058 ~		172	164
2.464% due 01/26/2060 ~		675	635
3.500% due 12/25/2057 •		42	40
4.500% due 05/25/2058 •		109	107
New York Mortgage Trust 4.670% due 08/25/2061 þ		565	562
NYO Commercial Mortgage Trust 5.529% due 11/15/2038 •		1,600	1,589
OBX Trust
5.988% due 01/25/2064 þ		522	526
6.067% due 01/25/2064 þ		777	783
6.129% due 12/25/2063 þ		1,101	1,109
6.447% due 02/25/2064 þ		778	787
PRKCM Trust 6.333% due 03/25/2059 þ		147	148
Progress Trust 5.093% due 01/21/2051 •	AUD	1,033	646
PRPM Trust 6.327% due 06/25/2069 þ		$436	444
RCKT Mortgage Trust
5.553% due 03/25/2055 «þ		300	300
5.653% due 01/25/2045 þ		391	393
Sequoia Mortgage Trust
4.554% due 11/25/2063 ~		897	887
5.290% due 02/20/2034 •		50	45

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2025 (Unaudited)

Structured Asset Mortgage Investments Trust
4.895% due 05/25/2045 ~		9	9
4.931% due 07/19/2035 ~		1	1
Towd Point Mortgage Funding 5.483% due 07/20/2053 •	GBP	742	961
Towd Point Mortgage Trust
2.250% due 12/25/2061 •		$625	604
2.710% due 01/25/2060 ~		920	879
3.750% due 05/25/2058 ~		263	257
5.435% due 05/25/2058 ~		205	210
5.435% due 10/25/2059 ~		147	149
Triton Trust 4.788% due 02/09/2053 •	AUD	622	388
Verus Securitization Trust
5.712% due 01/25/2069 þ		$880	881
5.811% due 05/25/2068 þ		184	184
5.850% due 12/25/2067 þ		205	205
6.443% due 08/25/2068 þ		145	146
6.476% due 06/25/2068 þ		306	309
WaMu Mortgage Pass-Through Certificates Trust
5.635% due 02/25/2046 ~		5	5
5.635% due 08/25/2046 •		5	4
5.835% due 11/25/2042 •		2	2

Total Non-Agency Mortgage-Backed Securities (Cost $42,979)			42,025

ASSET-BACKED SECURITIES 20.5%
AUTOMOBILE ABS OTHER 1.7%
CarMax Auto Owner Trust
4.969% due 03/15/2027 •		1,283	1,284
5.149% due 12/15/2026 ~		405	405
Chesapeake Funding LLC 5.599% due 05/15/2035 •		1,416	1,423
Citizens Auto Receivables Trust 4.949% due 10/15/2026 ~		1,642	1,643
Ford Credit Auto Lease Trust 4.849% due 07/15/2026 ~		1,535	1,535
Ford Credit Floorplan Master Owner Trust 5.119% due 09/15/2029 ~		1,500	1,504
GM Financial Automobile Leasing Trust 4.754% due 05/20/2027 •		700	700
GM Financial Consumer Automobile Receivables Trust 4.879% due 11/16/2026 •		259	259
Hyundai Auto Lease Securitization Trust 4.949% due 03/16/2026 •		345	345
Nissan Auto Receivables Owner Trust 4.909% due 05/15/2026 •		440	441
Toyota Lease Owner Trust 4.784% due 02/22/2027 •		1,114	1,115
Volkswagen Auto Lease Trust 4.914% due 01/20/2026 ~		47	47

			10,701

AUTOMOBILE SEQUENTIAL 2.6%
Ally Auto Receivables Trust 5.760% due 11/15/2026		35	35
BMW Vehicle Lease Trust 5.990% due 09/25/2026		869	873
CarMax Auto Owner Trust 5.720% due 11/16/2026		621	622
Carvana Auto Receivables Trust 0.800% due 01/10/2027		139	137
Chesapeake Funding LLC 5.520% due 05/15/2036		747	755
Citizens Auto Receivables Trust
5.540% due 11/16/2026		593	595
5.840% due 01/18/2028		382	385
6.090% due 10/15/2026		241	241
Enterprise Fleet Financing LLC
4.380% due 07/20/2029		421	420
5.740% due 12/20/2026		1,782	1,792
5.760% due 10/22/2029		686	689
6.400% due 03/20/2030		1,439	1,462
Fifth Third Auto Trust 5.800% due 11/16/2026		113	113
Ford Auto Securitization Trust
5.410% due 04/15/2026	CAD	150	105
5.889% due 05/15/2026		20	14
GM Financial Consumer Automobile Receivables Trust
4.880% due 08/16/2028		$1,500	1,507
5.740% due 09/16/2026		92	91
GMF Canada Leasing Trust Asset-Backed Notes 4.883% due 12/21/2026	CAD	992	699

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2025 (Unaudited)

Hertz Vehicle Financing LLC 5.490% due 06/25/2027	$2,100	2,114
Honda Auto Receivables Owner Trust 5.410% due 04/15/2026	74	74
Hyundai Auto Receivables Trust
4.530% due 09/15/2027	1,000	1,000
5.770% due 05/15/2026	62	62
5.800% due 01/15/2027	261	262
LAD Auto Receivables Trust 5.930% due 06/15/2027	117	117
Oscar U.S. Funding LLC 5.480% due 02/10/2027	574	575
SBNA Auto Lease Trust
5.560% due 11/22/2027	900	909
6.270% due 04/20/2026	145	145
Toyota Auto Receivables Owner Trust 5.600% due 08/17/2026	148	148
Volkswagen Auto Loan Enhanced Trust 5.500% due 12/21/2026	304	305
World Omni Auto Receivables Trust 5.570% due 12/15/2026	126	126

		16,372

CMBS OTHER 1.3%
ACREC LLC 6.549% due 02/19/2038 •	484	487
AREIT Trust 6.561% due 06/17/2039 ~	2,586	2,592
BDS Ltd. 6.453% due 08/19/2038 ~	1,902	1,904
HERA Commercial Mortgage Ltd. 5.481% due 02/18/2038 ~	31	31
LoanCore Issuer Ltd. 5.734% due 07/15/2036 •	1,210	1,208
M360 Ltd. 5.934% due 11/22/2038 ~	86	85
MF1 Multifamily Housing Mortgage Loan Trust 5.284% due 07/15/2036 ~	125	124
PFP Ltd.
6.154% due 09/17/2039 ~	488	490
6.595% due 08/19/2035 •	1,145	1,147
Ready Capital Mortgage Financing LLC 6.694% due 10/25/2039 ~	274	275

		8,343

CREDIT CARD BULLET 1.3%
Master Credit Card Trust
5.097% due 01/21/2028 •	4,000	4,010
5.197% due 01/21/2027 ~	4,400	4,406

		8,416

CREDIT CARD OTHER 2.3%
CARDS Trust 5.158% due 07/15/2028 •	1,000	1,002
Golden Credit Card Trust 1.970% due 01/15/2029	2,000	1,916
Trillium Credit Card Trust
5.047% due 12/26/2028 ~	5,500	5,512
5.147% due 08/26/2028 ~	6,000	6,012

		14,442

HOME EQUITY OTHER 0.4%
ACE Securities Corp. Home Equity Loan Trust 5.215% due 04/25/2034 •	214	202
Countrywide Asset-Backed Certificates Trust 5.935% due 10/25/2034 ~	173	172
Credit Suisse First Boston Mortgage Securities Corp. 4.179% due 08/25/2032 •	1	1
Finance America Mortgage Loan Trust 5.260% due 08/25/2034 •	127	120
Fremont Home Loan Trust 5.170% due 01/25/2035 ~	53	53
Long Beach Mortgage Loan Trust 5.410% due 04/25/2035 ~	156	155
MASTR Asset-Backed Securities Trust
4.535% due 11/25/2036 •	2	0
5.135% due 09/25/2034 ~	111	102
Morgan Stanley ABS Capital, Inc. Trust 5.335% due 05/25/2034 •	231	240
NovaStar Mortgage Funding Trust 5.095% due 01/25/2036 •	21	21

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2025 (Unaudited)

Renaissance Home Equity Loan Trust
3.991% due 08/25/2033 •		2	2
5.155% due 11/25/2034 •		3	2
Towd Point Mortgage Trust
5.848% due 01/25/2064 •		378	380
6.290% due 05/25/2064 •		827	836

			2,286

OTHER ABS 10.9%
ACAS CLO Ltd. 5.445% due 10/18/2028 ~		24	24
AGL CLO Ltd. 5.755% due 07/20/2034 •		300	300
Anchorage Capital CLO Ltd. 5.730% due 04/22/2034 ~		1,400	1,401
Ares CLO Ltd.
5.614% due 01/15/2032 ~		144	144
5.623% due 04/17/2033 •		2,500	2,504
Atlas Senior Loan Fund Ltd. 5.396% due 01/18/2035 •		400	400
Bain Capital Credit CLO Ltd. 5.538% due 07/16/2034 •		1,000	998
Bain Capital Euro CLO DAC 3.484% due 01/20/2032 •	EUR	802	868
BlueMountain CLO Ltd. 5.490% due 10/25/2030 ~		$645	645
Carlyle U.S. CLO Ltd. 5.452% due 10/15/2031 ~		415	415
Carval CLO Ltd. 5.538% due 07/16/2031 •		2,043	2,044
CCG Receivables Trust 4.480% due 10/14/2032		900	901
CIFC Funding Ltd. 5.508% due 10/24/2030 ~		1,126	1,127
CNH Equipment Trust 5.900% due 02/16/2027		517	518
Commonbond Student Loan Trust 2.550% due 05/25/2041		26	25
Dell Equipment Finance Trust
4.690% due 08/22/2030		1,000	1,002
6.100% due 04/23/2029		289	290
DLLAA LLC 5.930% due 07/20/2026		126	127
DLLST LLC 5.330% due 01/20/2026		528	529
Dryden Senior Loan Fund
5.362% due 08/20/2034 •		2,400	2,400
5.443% due 10/19/2029 ~		638	638
ECMC Group Student Loan Trust
5.204% due 02/27/2068 •		270	268
5.454% due 07/25/2069 •		232	233
ELFI Graduate Loan Program LLC 1.530% due 12/26/2046		467	414
FirstKey Homes Trust 1.266% due 10/19/2037		1,719	1,684
Gallatin CLO Ltd. 5.654% due 07/15/2031 •		687	688
GoldenTree Loan Management U.S. CLO Ltd. 5.447% due 04/24/2031 •		608	608
Greywolf CLO Ltd. 5.520% due 04/22/2033 •		2,900	2,900
KKR CLO Ltd.
5.495% due 07/18/2030 •		417	417
5.514% due 07/15/2030 ~		206	206
LCM Loan Income Fund Ltd. 5.585% due 04/20/2031 •		1,050	1,050
LCM Ltd. 5.635% due 04/20/2031 •		1,291	1,291
M&T Equipment Notes 6.090% due 07/15/2030		170	170
Madison Park Funding Ltd. 5.324% due 10/15/2034 •		2,400	2,387
MMAF Equipment Finance LLC
5.200% due 09/13/2027		1,380	1,386
5.790% due 11/13/2026		397	398
Navient Private Education Loan Trust 5.334% due 11/15/2068 ~		209	209
Navient Private Education Refi Loan Trust
1.170% due 09/16/2069		147	136
1.310% due 01/15/2069		369	347
1.690% due 05/15/2069		1,179	1,108
5.434% due 04/15/2069 ~		918	919
Navient Student Loan Trust 6.049% due 03/15/2072 •		646	651

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2025 (Unaudited)

Nelnet Student Loan Trust
4.875% due 09/27/2066 •		74	74
5.154% due 09/27/2038 •		710	711
5.235% due 08/25/2067 •		378	376
5.354% due 06/27/2067 •		157	157
Neuberger Berman CLO Ltd. 5.591% due 01/28/2030 •		128	128
Octagon Investment Partners Ltd. 5.443% due 10/20/2030 •		474	474
Pagaya AI Debt Selection Trust 6.660% due 07/15/2031		75	76
Palmer Square European Loan Funding DAC 3.765% due 01/15/2033 •	EUR	1,236	1,339
PFS Financing Corp. 5.499% due 08/15/2027 •		$2,900	2,907
Pikes Peak CLO 5.512% due 07/15/2034 ~		3,000	2,994
SLM Student Loan Trust 4.904% due 06/25/2043 ~		363	358
SMB Private Education Loan Trust
1.340% due 03/17/2053		191	178
1.600% due 09/15/2054		218	204
5.285% due 09/15/2054 •		862	859
5.447% due 07/15/2053 •		1,833	1,836
5.897% due 11/15/2052 •		745	754
6.199% due 05/16/2050 •		591	598
Sound Point CLO Ltd. 5.580% due 01/25/2032 •		976	976
Stonepeak ABS 2.301% due 02/28/2033		105	100
TIAA CLO Ltd. 5.433% due 01/20/2032 ~		1,688	1,687
Towd Point Asset Trust 5.134% due 11/20/2061 ~		240	240
Tralee CLO Ltd. 5.366% due 10/20/2034 •		2,400	2,400
Trinitas CLO Ltd. 5.670% due 04/25/2033 •		1,000	1,001
Venture CLO Ltd.
5.545% due 07/20/2030 •		766	767
5.575% due 09/07/2030 ~		961	962
5.605% due 07/20/2030 •		1,402	1,401
5.685% due 04/20/2032 •		2,101	2,101
Verdelite Static CLO Ltd. 5.423% due 07/20/2032 ~		2,678	2,678
Verizon Master Trust 4.994% due 12/20/2028 ~		4,000	4,007
Volvo Financial Equipment LLC 4.560% due 05/17/2027		1,800	1,802

			68,915

Total Asset-Backed Securities (Cost $129,539)			129,475

SOVEREIGN ISSUES 1.0%
Israel Government International Bond 5.000% due 10/30/2026	EUR	200	223
Korea National Oil Corp. 5.153% due 03/31/2028 ~		$300	299
Saudi Government International Bond 5.125% due 01/13/2028		6,000	6,076

Total Sovereign Issues (Cost $6,508)			6,598

SHORT-TERM INSTRUMENTS 24.9%
COMMERCIAL PAPER 2.8%
Broadcom, Inc. 4.570% due 04/24/2025		1,700	1,695
Canadian Natural Resources Ltd. 4.900% due 04/16/2025		3,500	3,493
Constellation Brands, Inc. 4.800% due 04/21/2025		3,600	3,590
Crown Castle, Inc. 4.880% due 04/08/2025		1,600	1,598
Entergy Corp. 4.550% due 05/12/2025		6,200	6,167
Global Payments, Inc.
5.000% due 04/03/2025		700	700

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2025 (Unaudited)

5.000% due 04/07/2025		600	599

			17,842

REPURCHASE AGREEMENTS (f) 5.2%			32,956

ISRAEL TREASURY BILLS 0.3%
4.098% due 05/30/2025 (c)(d)	ILS	8,100	2,164

U.S. TREASURY BILLS 16.6%
4.302% due 07/03/2025 - 10/02/2025 (b)(c)		$106,100	104,737

Total Short-Term Instruments (Cost $157,736)			157,699

Total Investments in Securities (Cost $755,831)			755,357

		SHARES
INVESTMENTS IN AFFILIATES 4.4%
SHORT-TERM INSTRUMENTS 4.4%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.4%
PIMCO Short Asset Portfolio		2,851,176	27,913

Total Short-Term Instruments (Cost $27,931)			27,913

Total Investments in Affiliates (Cost $27,931)			27,913

Total Investments 124.1% (Cost $783,762)			$783,270
Financial Derivative Instruments (h)(j) 0.0%(Cost or Premiums, net $(1,483))			235
Other Assets and Liabilities, net (24.1)%			(152,461)

Net Assets 100.0%			$631,044

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«	Security valued using significant unobservable inputs (Level 3).
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	When-issued security.
(b)	Coupon represents a weighted average yield to maturity.
(c)	Zero coupon security.
(d)	Coupon represents a yield to maturity.
(e)	Principal amount of security is adjusted for inflation.
BORROWINGS AND OTHER FINANCING TRANSACTIONS
(f)	REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

FICC STR	4.360%	03/31/2025	04/01/2025	$15,800	U.S. Treasury Inflation Protected Securities 2.375% due 02/15/2055	$(16,116)	$15,800	$15,802
JPS	4.500	03/31/2025	04/01/2025	2,100	U.S. Treasury Notes 0.750% due 03/31/2026	(2,143)	2,100	2,100
SGY	4.420	03/31/2025	04/01/2025	15,056	U.S. Treasury Notes 4.000% due 03/31/2030	(15,033)	15,056	15,058

Total Repurchase Agreements	$(33,292)	$32,956	$32,960

REVERSE REPURCHASE AGREEMENTS:
Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date	Amount Borrowed(2)	Payable for Reverse Repurchase Agreements

SAL	4.490%	03/19/2025	04/02/2025	$(4,772)	$(4,779)
4.510	03/28/2025	04/04/2025	(7,404)	(7,408)
4.510	03/31/2025	04/04/2025	(6,868)	(6,869)
TDM	4.530	03/10/2025	TBD(3)	(9,576)	(9,603)

Total Reverse Repurchase Agreements	$(28,659)

SHORT SALES:
Description	Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Treasury Obligations (2.4)%
U.S. Treasury Notes	4.000%	03/31/2030	$15,000	$(15,036)	$(15,033)

Total Short Sales (2.4)%	$(15,036)	$(15,033)

(g)	Securities with an aggregate market value of $29,955 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)	Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(4,143) at a weighted average interest rate of 4.504%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.
(h)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2025 (Unaudited)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

3-Month SOFR Active Contract December Futures	03/2026	389	$93,725	$73	$0	$0
3-Month SOFR Active Contract March Futures	06/2025	624	149,273	(33)	0	(4)
Australia Government 3-Year Bond June Futures	06/2025	132	8,784	18	27	0
U.S. Treasury 5-Year Note June Futures	06/2025	1,449	156,718	1,479	0	(45)

$1,537	$27	$(49)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

U.S. Treasury 2-Year Note June Futures	06/2025	378	$(78,311)	$(102)	$3	$0
U.S. Treasury 10-Year Note June Futures	06/2025	118	(13,124)	(156)	0	(2)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	21	(2,397)	(24)	0	(2)
U.S. Treasury Ultra Long-Term Bond June Futures	06/2025	81	(9,902)	(58)	0	(35)

$(340)	$3	$(39)

Total Futures Contracts	$1,197	$30	$(88)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

Barclays Bank PLC	1.000%	Quarterly	12/20/2025	0.328%	EUR	900	$5	$0	$5	$0	$0

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-44 5-Year Index	1.000%	Quarterly	06/20/2030	$200	$4	$0	$4	$0	$0

INTEREST RATE SWAPS
Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	20,100	$(548)	$(48)	$(596)	$88	$0
Receive	1-Day USD-SOFR Compounded-OIS	4.100	Annual	02/11/2026	$101,500	126	(139)	(13)	2	0
Receive	1-Day USD-SOFR Compounded-OIS	3.862	Annual	02/28/2029	15,500	0	(116)	(116)	0	(9)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.732	Annual	08/31/2029	14,500	0	(70)	(70)	0	(12)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.736	Annual	08/31/2029	14,500	0	(72)	(72)	0	(12)
Receive(5)	1-Day USD-SOFR Compounded-OIS	3.761	Annual	08/31/2029	11,400	0	(68)	(68)	0	(9)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.054	Annual	08/31/2029	25,100	0	(436)	(436)	0	(21)
Receive(5)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	08/31/2029	81,620	(1,240)	(325)	(1,565)	0	(67)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029	19,900	(81)	30	(51)	0	(19)

$(1,743)	$(1,244)	$(2,987)	$90	$(149)

Total Swap Agreements	$(1,734)	$(1,244)	$(2,978)	$90	$(149)

(i)	Securities with an aggregate market value of $1,720 and cash of $6,528 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2025 (Unaudited)

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	This instrument has a forward starting effective date.
(j)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month	Currency to be Delivered	Currency to be Received	Asset	Liability

AZD	04/2025	$16,162	AUD	25,549	$0	$(198)
05/2025	AUD	25,549	$16,166	198	0
BPS	04/2025	EUR	3,719	3,900	0	(122)
04/2025	GBP	4,465	5,644	0	(123)
BRC	04/2025	$313	EUR	288	0	(2)
BSH	04/2025	AUD	24,958	$15,813	217	0
CBK	04/2025	$883	CAD	1,258	0	(9)
05/2025	CAD	1,256	$883	9	0
05/2025	ILS	7,865	2,154	36	0
FAR	04/2025	AUD	591	372	3	0
04/2025	CHF	16	17	0	0
JPM	04/2025	$3,701	EUR	3,431	9	0
05/2025	EUR	3,431	$3,707	0	(9)
MBC	04/2025	$18	CHF	15	0	0
05/2025	CHF	15	$18	0	0
MYI	04/2025	CAD	2,235	1,570	17	0
04/2025	$682	CAD	976	0	(4)
SSB	04/2025	5,774	GBP	4,465	0	(6)
05/2025	GBP	4,465	$5,774	6	0

Total Forward Foreign Currency Contracts	$495	$(473)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BRC	Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	5.400%	09/26/2025	19,800	$5	$1
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	08/12/2025	157,800	126	311
Put - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Receive	4.600	08/12/2025	157,800	126	24

Total Purchased Options	$257	$336

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description	Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

JPM	Put - OTC CDX.IG-44 5-Year Index	Sell	1.000%	07/16/2025	2,650	$(3)	$(3)
RBC	Put - OTC CDX.IG-44 5-Year Index	Sell	0.900	07/16/2025	2,650	(3)	(3)

Total Written Options	$(6)	$(6)

(k)

Securities with an aggregate market value of $319 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
FAIR VALUE MEASUREMENTS

Schedule of Investments PIMCO Short-Term Portfolio (Cont.)	March 31, 2025 (Unaudited)

The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Corporate Bonds & Notes
Banking & Finance	$0	$220,599	$0	$220,599
Industrials	0	72,009	0	72,009
Utilities	0	29,570	0	29,570
Municipal Bonds & Notes
Louisiana	0	1,842	0	1,842
U.S. Government Agencies	0	86,764	4,604	91,368
U.S. Treasury Obligations	0	4,172	0	4,172
Non-Agency Mortgage-Backed Securities	0	41,224	801	42,025
Asset-Backed Securities
Automobile ABS Other	0	10,701	0	10,701
Automobile Sequential	0	16,372	0	16,372
CMBS Other	0	8,343	0	8,343
Credit Card Bullet	0	8,416	0	8,416
Credit Card Other	0	14,442	0	14,442
Home Equity Other	0	2,286	0	2,286
Other ABS	0	68,915	0	68,915
Sovereign Issues	0	6,598	0	6,598
Short-Term Instruments
Commercial Paper	0	17,842	0	17,842
Repurchase Agreements	0	32,956	0	32,956
Israel Treasury Bills	0	2,164	0	2,164
U.S. Treasury Bills	0	104,737	0	104,737

	$0	$749,952	$5,405	$755,357
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$27,913	$0	$0	$27,913

Total Investments	$27,913	$749,952	$5,405	$783,270

Short Sales, at Value - Liabilities
U.S. Treasury Obligations	$0	$(15,033)	$0	$(15,033)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	27	93	0	120
Over the counter	0	831	0	831

	$27	$924	$0	$951
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(237)	0	(237)
Over the counter	0	(479)	0	(479)

	$0	$(716)	$0	$(716)

Total Financial Derivative Instruments	$27	$208	$0	$235

Totals	$27,940	$735,127	$5,405	$768,472

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

Notes to Financial Statements (Cont.)

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$7,581	$20,359	$0	$0	$(27)	$27,913	$257	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$4,955	$22	$(4,976)	$0	$(1)	$0	$23	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated fund.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	FICC STR	Fixed Income Clearing Corp. - State Street FICC Repo	RBC	Royal Bank of Canada
BPS	BNP Paribas S.A.	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.
BRC	Barclays Bank PLC	JPS	J.P. Morgan Securities LLC	SGY	Societe Generale, NY

BSH	Banco Santander S.A. - New York Branch	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
CBK	Citibank N.A.	MYC	Morgan Stanley Capital Services LLC	TDM	TD Securities (USA) LLC
FAR	Wells Fargo Bank National Association	MYI	Morgan Stanley & Co. International PLC

Currency Abbreviations:
AUD	Australian Dollar	EUR	Euro	ILS	Israeli Shekel
CAD	Canadian Dollar	GBP	British Pound	USD (or $)	United States Dollar
CHF	Swiss Franc

Exchange Abbreviations:
OTC	Over the Counter

Index/Spread Abbreviations:
CDX.IG	Credit Derivatives Index - Investment Grade	SOFRRATE	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
SOFR	Secured Overnight Financing Rate	SONIO	Sterling Overnight Interbank Average Rate

Municipal Bond or Agency Abbreviations:
NPFGC	National Public Finance Guarantee Corp.

Other Abbreviations:
ABS	Asset-Backed Security	CMBS	Collateralized Mortgage-Backed Security	REMIC	Real Estate Mortgage Investment Conduit
ALT	Alternate Loan Trust	DAC	Designated Activity Company	TBA	To-Be-Announced
CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap	TBD	To-Be-Determined

Schedule of Investments PIMCO Total Return Portfolio	March 31, 2025 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS, UNITS AND OUNCES, IF ANY)
		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 135.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 0.3%
Castlelake LP 2.950% due 05/13/2031 «•		$7,380	$6,962
CoreWeave Compute Acquisition Co. LLC TBD% - 10.322% due 05/16/2029 «µ		200	201
Databricks, Inc.
TBD% due 01/03/2031 «µ		430	433
TBD% due 01/03/2031 «		1,941	1,956
Pantheon Senior Debt III (PSD III) 1.000% due 03/24/2026 «		1,500	1,500
Project Alpha Investindustrial 4.594% (EUR001M + 2.100%) due 02/27/2026 «~(f)	EUR	945	1,022
Project Hudson II 7.730% due 05/29/2026 «		$2,300	2,331
The Stepstone Group MidCo 2 GMBH TBD% due 12/04/2031 ~		1,100	1,088

Total Loan Participations and Assignments (Cost $15,782)			15,493

CORPORATE BONDS & NOTES 38.8%
BANKING & FINANCE 21.9%
Abu Dhabi Developmental Holding Co. PJSC 4.375% due 10/02/2031		6,800	6,638
AerCap Ireland Capital DAC
2.450% due 10/29/2026		6,450	6,234
3.000% due 10/29/2028		801	753
Alexandria Real Estate Equities, Inc. 4.500% due 07/30/2029		4,500	4,439
Ally Financial, Inc. 6.848% due 01/03/2030 •		8,000	8,359
American Assets Trust LP 3.375% due 02/01/2031		2,800	2,471
American Express Co.
5.098% due 02/16/2028 •		2,000	2,024
5.645% due 04/23/2027 •		9,000	9,104
American Tower Corp. 2.750% due 01/15/2027		13,400	12,977
Athene Global Funding 5.684% due 02/23/2026		9,000	9,093
Aviation Capital Group LLC
4.125% due 08/01/2025		14,600	14,551
5.375% due 07/15/2029		3,400	3,429
Banco Santander SA
5.552% due 03/14/2028 •		8,200	8,332
5.565% due 01/17/2030		1,100	1,130
6.527% due 11/07/2027 •		4,400	4,532
Bank of America Corp.
1.197% due 10/24/2026 •		5,700	5,593
3.384% due 04/02/2026 •		1,900	1,900
3.824% due 01/20/2028 •		9,200	9,087
4.376% due 04/27/2028 •		5,250	5,229
4.948% due 07/22/2028 •		3,849	3,881
5.162% due 01/24/2031 ~		6,000	6,084
5.202% due 04/25/2029 •		1,100	1,118
5.819% due 09/15/2029 •		9,500	9,847
Bank of New York Mellon Corp. 4.975% due 03/14/2030 •		9,200	9,334
Barclays PLC
5.848% due 03/12/2028 •		3,700	3,751
7.437% due 11/02/2033 •		4,500	5,025
BGC Group, Inc. 8.000% due 05/25/2028		5,000	5,341
Blue Owl Finance LLC 3.125% due 06/10/2031		8,100	7,117
BNP Paribas SA
2.871% due 04/19/2032 •		17,000	14,953
5.497% due 05/20/2030 •		8,400	8,552
BPCE SA
5.281% due 05/30/2029		3,500	3,563
6.612% due 10/19/2027 •		8,800	9,041
CaixaBank SA 5.673% due 03/15/2030 •		7,000	7,182

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

Capital One Financial Corp. 4.985% due 07/24/2026 •		7,500	7,502
Carlyle Finance Subsidiary LLC 3.500% due 09/19/2029		4,900	4,656
CI Financial Corp. 7.500% due 05/30/2029		4,700	4,930
Citibank NA 4.951% due 04/30/2026 ~		7,000	7,027
Citigroup, Inc. 2.572% due 06/03/2031 •		3,905	3,479
Cooperatieve Rabobank UA
1.106% due 02/24/2027 •		8,000	7,753
5.447% due 03/05/2030 •		9,200	9,422
Corebridge Global Funding 4.650% due 08/20/2027		1,000	1,004
Credit Agricole SA 1.907% due 06/16/2026 •		11,300	11,231
Credit Suisse AG AT1 Claim		12,700	1,524
Crown Castle, Inc. 2.100% due 04/01/2031		6,200	5,216
CubeSmart LP 2.250% due 12/15/2028		8,200	7,518
Danske Bank AS
4.298% due 04/01/2028 •		14,000	13,902
5.427% due 03/01/2028 •		4,500	4,576
Deutsche Bank AG
3.547% due 09/18/2031 •		5,000	4,600
5.706% due 02/08/2028 •		600	609
DOC DR LLC 4.300% due 03/15/2027		1,550	1,542
EPR Properties 3.750% due 08/15/2029		4,300	4,034
European Union 2.875% due 10/05/2029	EUR	17,800	19,481
Ford Motor Credit Co. LLC
3.250% due 09/15/2025		4,900	5,308
3.375% due 11/13/2025		$6,600	6,522
5.918% due 03/20/2028		1,300	1,306
GA Global Funding Trust 1.950% due 09/15/2028		15,400	14,035
General Motors Financial Co., Inc. 5.709% due 05/08/2027 ~		9,200	9,239
GLP Capital LP 5.750% due 06/01/2028		7,900	8,045
Goldman Sachs Bank USA 5.130% due 03/18/2027 •		7,700	7,716
Goldman Sachs Group, Inc.
3.691% due 06/05/2028 •		5,900	5,788
3.750% due 05/22/2025		10,897	10,883
5.755% (US0003M + 1.170%) due 05/15/2026 ~		8,400	8,411
Goodman U.S. Finance Five LLC 4.625% due 05/04/2032		14,000	13,627
Goodman U.S. Finance Three LLC 3.700% due 03/15/2028		11,200	10,886
GSPA Monetization Trust 6.422% due 10/09/2029		3,902	3,906
Highwoods Realty LP 4.125% due 03/15/2028		3,600	3,491
HSBC Holdings PLC
4.899% due 03/03/2029 ~		8,000	8,020
5.546% due 03/04/2030 •		4,500	4,599
6.254% due 03/09/2034 •		4,600	4,865
7.390% due 11/03/2028 •		7,200	7,653
ING Groep NV
3.950% due 03/29/2027		1,000	989
4.625% due 01/06/2026		3,700	3,705
5.066% due 03/25/2031 ~		12,000	12,048
JPMorgan Chase & Co.
1.578% due 04/22/2027 •		17,000	16,488
2.182% due 06/01/2028 •		16,000	15,230
5.299% due 07/24/2029 •		9,200	9,389
6.070% due 10/22/2027 •		8,200	8,395
Kilroy Realty LP 3.050% due 02/15/2030		2,200	1,959
Lloyds Bank PLC 0.000% due 04/02/2032 þ		14,200	9,934
Lloyds Banking Group PLC 5.985% due 08/07/2027 •		3,700	3,762
Marsh & McLennan Cos., Inc. 4.650% due 03/15/2030		4,200	4,209
MassMutual Global Funding
4.300% due 10/22/2027		9,500	9,481
5.050% due 12/07/2027		7,900	8,046
Mid-America Apartments LP 2.750% due 03/15/2030		3,000	2,740

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

Mitsubishi UFJ Financial Group, Inc.
1.412% due 07/17/2025		1,900	1,882
1.640% due 10/13/2027 •		11,600	11,101
Mizuho Financial Group, Inc.
2.201% due 07/10/2031 •		1,700	1,487
2.226% due 05/25/2026 •		12,600	12,553
5.382% due 07/10/2030 •		9,300	9,496
Morgan Stanley
4.654% due 10/18/2030 •		9,200	9,128
5.123% due 02/01/2029 •		6,100	6,185
5.173% due 01/16/2030 •		4,500	4,560
5.449% due 07/20/2029 •		9,200	9,411
Morgan Stanley Bank NA
5.224% due 05/26/2028 •		5,000	5,019
5.436% due 01/14/2028 •		9,300	9,374
5.504% due 05/26/2028 •		3,600	3,667
5.882% due 10/30/2026		5,700	5,828
Morgan Stanley Direct Lending Fund 4.500% due 02/11/2027		15,000	14,845
Nationwide Building Society
3.960% due 07/18/2030 •		3,700	3,560
6.557% due 10/18/2027 •		8,800	9,042
NatWest Group PLC
3.073% due 05/22/2028 •		2,600	2,516
5.778% due 03/01/2035 •		8,500	8,676
NatWest Markets PLC 5.022% due 03/21/2030		6,900	6,948
New York Life Global Funding 4.936% due 01/16/2026 •		7,300	7,320
Nissan Motor Acceptance Co. LLC 1.850% due 09/16/2026		17,000	16,149
Nomura Holdings, Inc.
2.172% due 07/14/2028		500	462
2.679% due 07/16/2030		9,400	8,385
5.613% due 07/02/2027 ~		7,200	7,264
5.842% due 01/18/2028		4,400	4,520
Omega Healthcare Investors, Inc. 3.375% due 02/01/2031		12,000	10,830
Panama Infrastructure Receivable Purchaser PLC 0.000% due 04/05/2032 (c)		3,700	2,609
Prologis LP 4.200% due 02/15/2033	CAD	12,800	8,945
Realty Income Corp.
3.250% due 06/15/2029		$900	852
4.625% due 11/01/2025		4,100	4,099
Royal Bank of Canada 4.875% due 01/19/2027		7,200	7,267
Sanders Re Ltd. 17.292% due 04/09/2029 •		10,000	9,949
Santander Holdings USA, Inc. 3.450% due 06/02/2025		8,500	8,478
Santander U.K. Group Holdings PLC 4.858% due 09/11/2030 •		6,375	6,317
Scentre Group Trust 3.625% due 01/28/2026		15,900	15,767
Societe Generale SA 6.447% due 01/12/2027 •		6,100	6,175
Strategic Credit Opportunities Partners 0.000% due 03/20/2030 «(f)		1,800	1,831
Sumitomo Mitsui Financial Group, Inc.
1.474% due 07/08/2025		2,500	2,480
1.902% due 09/17/2028		17,000	15,558
5.464% due 01/13/2026		3,200	3,223
5.522% due 07/09/2029 •		6,700	6,766
Sun Communities Operating LP 4.200% due 04/15/2032		16,000	15,023
Toronto-Dominion Bank 2.800% due 03/10/2027		8,000	7,755
UBS Group AG
4.125% due 04/15/2026		10,300	10,261
5.711% due 01/12/2027 •		4,100	4,133
6.442% due 08/11/2028 •		17,900	18,571
6.537% due 08/12/2033 •		7,500	8,039
UniCredit SpA 2.569% due 09/22/2026 •		9,300	9,198
Ventas Realty LP 3.250% due 10/15/2026		4,100	4,021
Wells Fargo & Co.
1.741% due 05/04/2030 ~	EUR	5,200	5,307
4.808% due 07/25/2028 •		$7,100	7,124
6.303% due 10/23/2029 •		11,000	11,570
Wells Fargo Bank NA 5.429% due 12/11/2026 •		9,100	9,196

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

Welltower OP LLC 3.100% due 01/15/2030		7,000	6,506

			978,573

INDUSTRIALS 11.5%
Abu Dhabi National Energy Co. PJSC 4.375% due 10/09/2031		7,000	6,850
Adnoc Murban Rsc Ltd. 4.250% due 09/11/2029		4,200	4,127
Alaska Airlines Pass-Through Trust 4.800% due 02/15/2029		9,876	9,852
Algonquin Power & Utilities Corp. 5.365% due 06/15/2026 þ		9,700	9,759
Amdocs Ltd. 2.538% due 06/15/2030		6,900	6,140
American Airlines Pass-Through Trust
3.000% due 04/15/2030		5,109	4,831
3.250% due 04/15/2030		2,616	2,446
3.500% due 08/15/2033		5,028	4,525
American Airlines, Inc. 5.500% due 04/20/2026		3,250	3,244
American Medical Systems Europe BV 3.375% due 03/08/2029	EUR	6,300	6,899
Amgen, Inc. 5.250% due 03/02/2030		$7,300	7,468
BAE Systems PLC 1.900% due 02/15/2031		5,300	4,513
Bayer U.S. Finance LLC
4.250% due 12/15/2025		4,700	4,680
6.125% due 11/21/2026		2,600	2,649
6.250% due 01/21/2029		5,898	6,117
6.375% due 11/21/2030		4,300	4,505
6.875% due 11/21/2053		500	517
BMW U.S. Capital LLC 4.750% due 03/21/2028		9,500	9,524
Boeing Co. 2.750% due 02/01/2026		15,500	15,229
Bristol-Myers Squibb Co.
4.900% due 02/22/2027		5,700	5,773
4.900% due 02/22/2029		3,400	3,460
Broadcom, Inc.
2.600% due 02/15/2033		16,900	14,248
3.137% due 11/15/2035		13,663	11,330
3.187% due 11/15/2036		700	575
3.469% due 04/15/2034		3,597	3,168
5.050% due 07/12/2027		8,900	9,014
Centene Corp. 3.000% due 10/15/2030		1,800	1,576
Charter Communications Operating LLC 6.100% due 06/01/2029		7,600	7,850
Cheniere Energy Partners LP 3.250% due 01/31/2032		4,100	3,610
Cigna Group 5.000% due 05/15/2029		7,500	7,602
CVS Health Corp. 5.000% due 01/30/2029		6,500	6,532
Daimler Truck Finance North America LLC 5.000% due 01/15/2027		3,700	3,726
Duke University 2.682% due 10/01/2044		18,900	13,653
Emory University 2.143% due 09/01/2030		12,700	11,218
Enbridge, Inc. 5.900% due 11/15/2026		2,900	2,959
Energy Transfer LP 6.050% due 12/01/2026		4,400	4,497
Entergy Louisiana LLC 2.350% due 06/15/2032		15,500	13,052
Expedia Group, Inc. 3.250% due 02/15/2030 (h)		11,700	10,911
FirstEnergy Pennsylvania Electric Co. 3.250% due 03/15/2028		1,700	1,639
General Electric Co. 4.945% (US0003M + 0.380%) due 05/05/2026 ~		3,771	3,785
Global Payments, Inc. 1.200% due 03/01/2026		16,000	15,499
Gray Oak Pipeline LLC 3.450% due 10/15/2027		13,300	12,833
Greensaif Pipelines Bidco SARL
6.129% due 02/23/2038		2,500	2,570
6.510% due 02/23/2042		4,900	5,122
HCA, Inc.
5.200% due 06/01/2028		1,500	1,519
5.450% due 04/01/2031		2,300	2,337

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

Huntington Ingalls Industries, Inc. 2.043% due 08/16/2028		17,000	15,531
Hyundai Capital America
2.100% due 09/15/2028		14,200	12,924
5.300% due 01/08/2029		5,500	5,554
5.875% due 04/07/2025		14,000	14,002
6.500% due 01/16/2029		2,400	2,519
International Flavors & Fragrances, Inc. 1.832% due 10/15/2027		4,900	4,562
Mars, Inc. 4.800% due 03/01/2030		6,400	6,438
Melco Resorts Finance Ltd. 4.875% due 06/06/2025		1,400	1,395
Mercedes-Benz Finance North America LLC 4.900% due 11/15/2027		9,000	9,046
MPLX LP 4.000% due 03/15/2028		6,900	6,777
National Football League 0.000% due 10/05/2028 «(f)		2,400	2,426
Nissan Motor Co. Ltd. 4.810% due 09/17/2030		16,600	15,778
NXP BV 3.875% due 06/18/2026		12,100	11,996
NY Society for Relief of Ruptured & Crippled Maintaining Hosp Special Surgery 2.667% due 10/01/2050		3,000	1,881
Oracle Corp.
4.500% due 05/06/2028		4,900	4,903
4.650% due 05/06/2030		4,900	4,890
4.800% due 08/03/2028		4,000	4,033
Paramount Global 3.700% due 06/01/2028		1,200	1,156
Pfizer Investment Enterprises Pte. Ltd. 4.750% due 05/19/2033		1,700	1,682
Pioneer Natural Resources Co. 5.100% due 03/29/2026		4,600	4,632
Royalty Pharma PLC 1.200% due 09/02/2025		3,000	2,954
RTX Corp. 5.750% due 11/08/2026		6,400	6,519
Sprint Spectrum Co. LLC 5.152% due 09/20/2029		6,420	6,437
Sutter Health 3.161% due 08/15/2040		13,100	10,036
Synopsys, Inc.
4.650% due 04/01/2028		1,300	1,308
4.850% due 04/01/2030		3,800	3,826
T-Mobile USA, Inc.
4.200% due 10/01/2029		8,000	7,858
4.850% due 01/15/2029		5,475	5,507
Thames Water Utilities Finance PLC
4.375% due 01/18/2031	EUR	2,100	1,680
6.500% due 02/09/2032	GBP	400	387
Thames Water Utilities Ltd. 0.000% due 03/22/2027 (c)		16	17
United Airlines Pass-Through Trust
3.100% due 01/07/2030		$604	575
5.800% due 07/15/2037		8,693	8,843
Venture Global LNG, Inc. 9.875% due 02/01/2032		4,500	4,782
Volkswagen Group of America Finance LLC
3.200% due 09/26/2026		9,700	9,469
4.750% due 11/13/2028		16,100	15,920

			512,176

UTILITIES 5.4%
AES Corp. 3.950% due 07/15/2030		6,400	6,005
Alliant Energy Finance LLC 5.950% due 03/30/2029		4,400	4,561
Ameren Missouri Securitization Funding LLC 4.850% due 10/01/2041		4,500	4,484
AT&T, Inc. 4.500% due 05/15/2035		15,550	14,622
Columbia Pipelines Operating Co. LLC 5.927% due 08/15/2030		3,100	3,223
DTE Energy Co. 5.100% due 03/01/2029		4,600	4,662
Duke Energy Corp. 3.750% due 04/01/2031	EUR	800	867
Duke Energy Progress LLC 2.000% due 08/15/2031		$12,000	10,231
Edison International
5.450% due 06/15/2029		9,400	9,280
6.250% due 03/15/2030		3,400	3,445

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

EDP Finance BV 1.710% due 01/24/2028	13,300	12,286
Electricite de France SA
6.000% due 04/22/2064	3,400	3,218
6.250% due 05/23/2033	5,200	5,505
Enel Finance International NV
2.500% due 07/12/2031	17,000	14,603
5.125% due 06/26/2029	8,600	8,695
Eversource Energy 5.950% due 02/01/2029	6,700	6,961
FORESEA Holding SA 7.500% due 06/15/2030	497	481
Georgia Power Co. 5.004% due 02/23/2027	4,000	4,051
IPALCO Enterprises, Inc. 4.250% due 05/01/2030	1,100	1,048
Mid-Atlantic Interstate Transmission LLC 4.100% due 05/15/2028	2,100	2,076
National Grid PLC
5.602% due 06/12/2028	3,300	3,386
5.809% due 06/12/2033	3,500	3,609
NextEra Energy Capital Holdings, Inc. 2.250% due 06/01/2030	19,000	16,815
Pacific Gas & Electric Co.
2.500% due 02/01/2031	2,790	2,399
2.950% due 03/01/2026	1,900	1,867
3.150% due 01/01/2026	2,400	2,369
3.300% due 03/15/2027	3,100	3,013
3.300% due 12/01/2027	200	192
3.300% due 08/01/2040	4,300	3,165
3.500% due 06/15/2025	3,300	3,291
4.200% due 03/01/2029	11,000	10,645
4.250% due 03/15/2046	1,500	1,168
4.550% due 07/01/2030	8,700	8,424
4.650% due 08/01/2028	2,000	1,979
4.750% due 02/15/2044	1,900	1,583
5.450% due 06/15/2027	3,100	3,132
5.700% due 03/01/2035	1,900	1,901
6.400% due 06/15/2033	3,900	4,078
PacifiCorp 5.450% due 02/15/2034	9,300	9,380
Southern California Edison Co.
5.150% due 06/01/2029	9,200	9,263
5.250% due 03/15/2030	4,300	4,327
Southern California Gas Co. 2.950% due 04/15/2027	11,300	10,974
Southwestern Electric Power Co. 4.100% due 09/15/2028	1,361	1,339
Virginia Power Fuel Securitization LLC 4.877% due 05/01/2033	9,200	9,304
WEC Energy Group, Inc. 1.375% due 10/15/2027	4,525	4,186

		242,093

Total Corporate Bonds & Notes (Cost $1,782,530)		1,732,842

MUNICIPAL BONDS & NOTES 0.8%
CALIFORNIA 0.1%
University of California Revenue Bonds, Series 2020 0.883% due 05/15/2025	6,200	6,174

ILLINOIS 0.2%
Sales Tax Securitization Corp., Illinois Revenue Bonds, Series 2020
2.857% due 01/01/2031	5,000	4,549
3.007% due 01/01/2033	2,000	1,763

		6,312

LOUISIANA 0.2%
Louisiana Local Government Environmental Facilities & Community Development Auth Revenue Bonds, Series 2023 5.048% due 12/01/2034	6,900	7,016

TEXAS 0.2%
Dallas Fort Worth International Airport, Texas Revenue Bonds, Series 2020 2.246% due 11/01/2031	2,500	2,187
Texas Natural Gas Securitization Finance Corp. Series 2023 5.102% due 04/01/2035	6,396	6,485

		8,672

WEST VIRGINIA 0.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2020 3.151% due 06/01/2032	7,095	6,221

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

Total Municipal Bonds & Notes (Cost $36,091)		34,395

U.S. GOVERNMENT AGENCIES 51.5%
Fannie Mae
2.242% due 01/25/2031 ~(a)	14,979	936
2.524% due 08/25/2055 •(a)	3,504	197
4.300% due 11/01/2029	1,500	1,496
4.526% due 12/25/2036 - 07/25/2037 •	187	184
4.533% due 10/01/2032 •	29	28
4.704% due 05/25/2037 •	10	10
4.753% due 06/25/2055 •	704	695
4.804% due 03/25/2044 •	109	108
4.860% due 11/01/2035 •	4	3
4.864% due 09/25/2035 •	95	94
4.954% due 02/25/2042 •	3,252	3,217
4.955% due 12/01/2036 •	12	12
5.000% due 04/25/2033	117	116
5.240% due 09/25/2054 •	8,922	8,928
5.742% due 09/01/2034 •	11	11
5.885% due 06/01/2043 •	142	144
5.886% due 07/01/2044 •	27	27
6.803% due 05/25/2035 ~	19	19
6.825% due 04/01/2035 •	100	101
7.000% due 06/01/2032	29	30
7.046% due 09/01/2039 •	6	6
7.166% due 05/01/2038 •	1,850	1,922
7.223% due 08/01/2035 •	91	93
7.465% due 09/01/2035 •	10	10
Fannie Mae, TBA 3.000% due 06/01/2040	198,000	171,618
Freddie Mac
3.500% due 03/01/2048	1,462	1,337
4.000% due 04/01/2029 - 01/01/2041	614	596
4.500% due 03/01/2029 - 04/01/2029	276	277
4.653% due 10/15/2043 •	4,043	3,970
4.793% due 08/15/2040 - 10/15/2040 •	5,350	5,278
4.963% due 09/15/2030 •	1	1
5.183% due 05/15/2037 •	168	168
5.500% due 10/01/2034 - 07/01/2038	535	546
5.640% due 05/25/2054 •	8,769	8,732
5.835% due 02/25/2045 •	48	46
6.000% due 02/01/2033 - 05/01/2040	902	942
6.500% due 04/15/2029 - 10/01/2037	6	6
7.500% due 07/15/2030 - 03/01/2032	15	15
Ginnie Mae
2.000% due 04/20/2052	596	488
2.500% due 04/20/2052	10,689	9,127
3.000% due 03/15/2045 - 08/15/2045	1,142	1,021
4.000% due 06/15/2049 - 03/15/2052	2,639	2,487
4.500% due 04/20/2048 - 05/20/2048	2,678	2,607
4.625% due 02/20/2027 - 02/20/2032 •	28	28
4.737% due 10/20/2043 •	3,049	2,948
4.750% due 10/20/2029 - 11/20/2029 •	9	10
4.794% due 01/20/2072 •	467	465
4.873% due 08/20/2066 •	10	10
4.875% due 04/20/2026 - 05/20/2030 •	2	1
5.000% due 07/20/2049	399	399
5.023% due 07/20/2065 - 08/20/2065 •	6,835	6,820
5.144% due 01/20/2073 ~	8,628	8,655
5.193% due 10/20/2066 •	3,403	3,420
5.223% due 06/20/2066 •	1,397	1,397
5.224% due 02/20/2073 ~	9,570	9,634
5.224% due 03/20/2073 •	9,360	9,423
5.244% due 01/20/2073 ~	7,691	7,697
5.253% due 08/20/2066 •	5,283	5,313
5.314% due 12/20/2073 •	19,286	19,504
5.364% due 12/20/2072 •	6,067	6,151
5.423% due 01/20/2066 •	1,452	1,456
6.000% due 12/15/2038 - 11/15/2039	7	7
6.522% due 04/20/2067 •	4,272	4,327
6.723% due 06/20/2067 •	198	199
7.965% due 09/20/2066 ~	6,427	6,586
Ginnie Mae, TBA
2.000% due 05/01/2055	15,300	12,514
3.500% due 04/01/2055	15,700	14,367
4.000% due 04/01/2055 - 05/01/2055	49,900	46,717
4.500% due 04/01/2055 - 05/01/2055	40,400	38,754
5.000% due 05/01/2055	45,700	44,928
6.000% due 05/01/2055	25,900	26,266
Uniform Mortgage-Backed Security
2.000% due 02/01/2052 - 03/01/2052	55,953	44,545
2.500% due 02/01/2035 - 03/01/2040	4,561	4,321
3.000% due 09/01/2027 - 04/01/2052	149,073	130,549
3.500% due 09/01/2025 - 06/01/2052	3,919	3,772
4.000% due 01/01/2026 - 10/01/2052	20,303	19,113

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

4.500% due 06/01/2025 - 05/01/2053		22,789	21,875
5.000% due 06/01/2025 - 07/01/2053		66,449	65,474
5.500% due 01/01/2032 - 01/01/2055		51,244	51,303
6.000% due 05/01/2033 - 02/01/2054		2,232	2,310
Uniform Mortgage-Backed Security, TBA
2.500% due 04/01/2055 - 05/01/2055		25,200	20,956
3.000% due 04/01/2055 - 05/01/2055		305,859	265,076
4.000% due 04/01/2055 - 06/01/2055		360,300	335,285
4.500% due 06/01/2055		304,500	291,030
5.000% due 05/01/2055		174,000	170,400
5.500% due 04/01/2055 - 05/01/2055		203,700	203,302
6.000% due 05/01/2055		163,200	165,593

Total U.S. Government Agencies (Cost $2,315,729)			2,300,549

U.S. TREASURY OBLIGATIONS 17.1%
U.S. Treasury Bonds
1.375% due 11/15/2040		106,200	69,063
1.375% due 08/15/2050		14,500	7,393
1.875% due 02/15/2041		79,000	55,457
2.000% due 02/15/2050		19,100	11,563
2.250% due 05/15/2041		19,000	14,090
2.250% due 08/15/2049		24,900	16,068
2.375% due 11/15/2049 (l)		1,000	662
2.500% due 02/15/2045		9,800	7,069
2.750% due 08/15/2047 (l)		3,800	2,780
2.875% due 05/15/2049		43,100	31,780
3.000% due 05/15/2042 (l)		2,400	1,956
3.000% due 11/15/2044		155,300	122,408
3.000% due 05/15/2045		27,600	21,657
3.000% due 02/15/2048 (l)		2,600	1,983
3.000% due 08/15/2048 (l)		400	304
3.000% due 02/15/2049		13,600	10,288
3.125% due 11/15/2041 (j)		20,500	17,143
3.125% due 08/15/2044		35,700	28,805
3.125% due 05/15/2048 (l)		3,500	2,725
3.250% due 05/15/2042		11,400	9,637
3.375% due 05/15/2044 (j)(l)		10,100	8,499
3.375% due 11/15/2048		10,200	8,282
3.625% due 02/15/2044		2,900	2,538
3.750% due 08/15/2041 (j)		27,700	25,259
3.875% due 05/15/2043		4,300	3,926
4.250% due 08/15/2054		13,300	12,558
4.375% due 08/15/2043		8,200	7,994
4.500% due 11/15/2054		6,100	6,012
4.625% due 05/15/2044		7,100	7,125
4.625% due 05/15/2054		19,600	19,669
4.625% due 02/15/2055		2,300	2,316
U.S. Treasury Inflation Protected Securities (d)
0.125% due 07/15/2031 (j)		18,486	16,981
0.125% due 01/15/2032		26,009	23,549
0.125% due 02/15/2051		49,406	28,448
0.125% due 02/15/2052 (l)		5,476	3,105
0.250% due 02/15/2050		13,589	8,306
0.625% due 02/15/2043		1,796	1,383
0.750% due 02/15/2045		26,975	20,492
0.875% due 02/15/2047		5,000	3,788
1.000% due 02/15/2046		536	423
1.000% due 02/15/2049		3,155	2,404
1.250% due 04/15/2028 (j)		87,356	87,400
1.375% due 02/15/2044		3,271	2,850
1.500% due 02/15/2053		1,496	1,246
2.125% due 02/15/2054		14,281	13,715
U.S. Treasury STRIPS
0.000% due 08/15/2040 (a)		3,700	1,804
0.000% due 02/15/2041 (a)		2,700	1,281
0.000% due 05/15/2041 (a)		700	328
0.000% due 08/15/2041 (a)		900	415
0.000% due 05/15/2042 (a)		15,100	6,695
0.000% due 08/15/2042 (a)		6,800	2,972

Total U.S. Treasury Obligations (Cost $964,144)			764,594

NON-AGENCY MORTGAGE-BACKED SECURITIES 9.5%
Alba PLC 4.749% due 03/17/2039 •	GBP	4,298	5,410
American Home Mortgage Investment Trust 6.700% due 06/25/2036 þ		$11,432	1,641
BAMLL Commercial Mortgage Securities Trust 2.627% due 01/15/2032		14,000	12,533
Banc of America Funding Trust
5.000% due 07/26/2036		19,510	2,939
5.697% due 05/25/2035 ~		84	78
6.000% due 03/25/2037		1,174	919
Banc of America Mortgage Trust 6.870% due 05/25/2033 •		1	1

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

BCAP LLC Trust
4.452% due 03/26/2037 þ	100	99
4.855% due 05/25/2047 ~	1,246	1,187
Bear Stearns Adjustable Rate Mortgage Trust
3.250% due 02/25/2033 •	3	3
5.125% due 01/25/2035 ~	73	63
5.237% due 01/25/2035 •	40	38
5.239% due 07/25/2034 ~	153	143
5.366% due 04/25/2034 •	158	141
5.954% due 01/25/2034 •	77	74
5.967% due 11/25/2034 ~	382	353
6.530% due 02/25/2036 •	11	11
6.574% due 04/25/2033 •	12	12
Bear Stearns ALT-A Trust
4.690% due 05/25/2036 •	1,100	528
5.043% due 09/25/2035 •	347	201
5.564% due 05/25/2035 •	22	21
5.564% due 05/25/2035 ~	288	275
Bear Stearns Structured Products, Inc. Trust
4.333% due 12/26/2046 •	439	342
5.116% due 01/26/2036 ~	515	369
Benchmark Mortgage Trust 3.458% due 03/15/2055	15,000	13,609
BIG Commercial Mortgage Trust 5.661% due 02/15/2039 ~	13,691	13,619
CD Mortgage Trust 3.431% due 08/15/2050	5,900	5,701
CFCRE Commercial Mortgage Trust 3.644% due 12/10/2054	2,174	2,152
Chase Home Lending Mortgage Trust 3.250% due 09/25/2063 ~	7,737	6,948
Chase Mortgage Finance Trust 4.648% due 01/25/2036 •	640	580
Citigroup Mortgage Loan Trust
4.660% due 05/25/2035 •	112	108
5.500% due 12/25/2035	1,764	867
6.838% due 09/25/2035 ~	753	739
7.230% due 10/25/2035 ~	30	31
Countrywide Alternative Loan Trust
4.624% due 09/20/2046 ~	1,014	1,038
4.815% due 09/25/2046 •	5,128	4,968
4.835% due 05/25/2036 ~	573	491
5.435% due 08/25/2035 •	2,197	1,178
6.000% due 03/25/2035	7,381	5,862
6.000% due 02/25/2037	5,545	2,161
6.000% due 08/25/2037	4,480	2,650
Countrywide Home Loan Mortgage Pass-Through Trust
5.160% due 11/25/2034 •	280	267
5.415% due 02/20/2035 •	52	52
6.662% due 02/20/2036 •	46	40
Credit Suisse Mortgage Capital Mortgage-Backed Trust 5.834% due 07/15/2038 •	1,500	1,355
Cross Mortgage Trust 6.093% due 04/25/2069 þ	4,827	4,869
CSAIL Commercial Mortgage Trust 2.968% due 12/15/2052	7,446	6,820
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust
4.735% due 03/25/2037 •	2,127	1,985
4.935% due 02/25/2035 •	73	72
DOLP Trust 2.956% due 05/10/2041	20,100	17,694
Ellington Financial Mortgage Trust 2.006% due 05/25/2065 ~	139	138
Extended Stay America Trust 5.513% due 07/15/2038 ~	3,032	3,031
First Horizon Alternative Mortgage Securities Trust 4.705% due 08/25/2035 ~	717	595
First Horizon Mortgage Pass-Through Trust 5.269% due 10/25/2035 ~	483	447
Great Hall Mortgages PLC 4.700% due 06/18/2039 ~	19	19
GreenPoint Mortgage Funding Trust 4.795% due 09/25/2046 ~	92	85
GS Mortgage Securities Corp. Trust 2.856% due 05/10/2034	9,079	7,889
GS Mortgage Securities Trust 3.602% due 10/10/2049 ~	3,037	2,460
GS Mortgage-Backed Securities Corp. Trust 2.500% due 06/25/2052 ~	11,257	9,206
GS Mortgage-Backed Securities Trust 2.500% due 01/25/2052 ~	13,349	10,949
GSR Mortgage Loan Trust
4.632% due 11/25/2035 •	89	79
5.328% due 09/25/2035 ~	382	367
HarborView Mortgage Loan Trust
4.871% due 05/19/2035 •	117	112

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

5.043% due 07/19/2035 •		463	348
5.180% due 12/19/2035 •		1,321	670
5.931% due 10/19/2035 ~		1,215	888
Hilton USA Trust 2.828% due 11/05/2035		14,400	11,941
IndyMac INDX Mortgage Loan Trust
3.601% due 06/25/2036 ~		3,992	2,729
4.775% due 01/25/2037 •		1,102	987
JP Morgan Chase Commercial Mortgage Securities Trust
3.916% due 06/10/2042 ~		13,200	12,002
7.235% due 10/05/2040		6,800	7,192
JP Morgan Mortgage Trust
3.500% due 09/25/2052 •		12,671	11,207
4.473% due 12/26/2037 •		5,025	4,443
4.619% due 10/25/2036 •		1,051	764
5.211% due 08/25/2034 •		293	290
5.750% due 01/25/2036		313	136
5.990% due 07/25/2064 •		1,666	1,680
6.177% due 06/25/2035 •		19	19
JP Morgan Resecuritization Trust 4.985% due 05/26/2036 •		8,153	5,722
Landmark Mortgage Securities PLC 4.964% due 04/17/2044 •	GBP	9,029	11,353
Manhattan West Mortgage Trust 2.130% due 09/10/2039		$16,100	15,017
MASTR Adjustable Rate Mortgages Trust 5.906% due 08/25/2034 •		1,629	1,222
Merrill Lynch Mortgage Investors Trust 5.205% due 04/25/2035 •		628	563
MFA Trust 2.479% due 03/25/2065 •		1,930	1,859
Morgan Stanley Bank of America Merrill Lynch Trust 3.557% due 12/15/2047		1	1
Morgan Stanley Mortgage Capital Holdings Trust 3.397% due 09/13/2039		17,400	16,288
Morgan Stanley Mortgage Loan Trust 5.551% due 07/25/2035 •		906	750
MortgageIT Mortgage Loan Trust 5.055% due 12/25/2035 •		473	469
New Residential Mortgage Loan Trust
3.000% due 03/25/2052 •		12,266	10,461
6.864% due 10/25/2063 þ		6,405	6,480
Nomura Resecuritization Trust 5.051% due 11/26/2036 •		12,914	11,184
OBX Trust
3.000% due 01/25/2052 •		12,819	10,932
6.113% due 03/25/2063 þ		4,686	4,707
One New York Plaza Trust 5.384% due 01/15/2036 •		17,300	16,594
PRET LLC 3.900% due 10/25/2063 ~		2,316	2,216
Prime Mortgage Trust
4.835% due 02/25/2034 •		13	13
4.935% due 02/25/2035 •		288	287
Residential Accredit Loans, Inc. Trust
4.635% due 05/25/2037 •		3,733	3,383
5.388% due 12/25/2035 •		187	164
6.000% due 09/25/2036		391	313
6.500% due 09/25/2036		3,360	1,436
Residential Asset Securitization Trust 4.885% due 10/25/2035 •		803	471
Residential Funding Mortgage Securities, Inc. Trust 6.000% due 06/25/2037		1,057	832
SFO Commercial Mortgage Trust 5.583% due 05/15/2038 ~		13,680	13,494
Structured Adjustable Rate Mortgage Loan Trust
3.979% due 01/25/2035 ~		160	159
4.717% due 11/25/2035 •		3,881	2,518
4.835% due 04/25/2047 •		596	490
Structured Asset Mortgage Investments Trust
4.931% due 07/19/2035 •		342	334
5.091% due 09/19/2032 ~		2	2
SunTrust Adjustable Rate Mortgage Loan Trust 5.986% due 02/25/2037 •		522	453
Thornburg Mortgage Securities Trust
5.989% due 06/25/2047 •		1,924	1,702
6.039% due 03/25/2037 ~		421	300
Towd Point Mortgage Funding 5.482% due 07/20/2053 •	GBP	7,506	9,721
Towd Point Mortgage Trust 2.900% due 10/25/2059 ~		$13,218	12,618
UWM Mortgage Trust 2.500% due 12/25/2051 •		12,509	10,213
Verus Securitization Trust 6.338% due 04/25/2069 þ		3,728	3,778

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

Wachovia Mortgage Loan Trust LLC 7.138% due 05/20/2036 ~		74	73
WaMu Mortgage Pass-Through Certificates Trust
3.423% due 05/25/2037 ~		1,632	1,315
4.142% due 12/25/2036 ~		128	114
4.518% due 12/25/2036 •		3,152	2,799
4.935% due 02/25/2045 •		4,131	4,119
5.015% due 10/25/2045 •		74	74
5.043% due 07/25/2037 ~		1,948	1,756
5.705% due 01/25/2046 •		331	315
Warwick Finance Residential Mortgages PLC
0.000% due 12/21/2049 (c)	GBP	0	1,933
5.431% due 12/21/2049 •		6,213	8,041
6.108% due 12/21/2049 •		2,259	2,927
6.608% due 12/21/2049 •		1,179	1,517
7.108% due 12/21/2049 •		674	864
7.608% due 12/21/2049 •		674	856
Worldwide Plaza Trust 3.526% due 11/10/2036		$6,000	4,148

Total Non-Agency Mortgage-Backed Securities (Cost $465,434)			423,260

ASSET-BACKED SECURITIES 10.1%
AUTOMOBILE SEQUENTIAL 0.7%
Ally Auto Receivables Trust 5.760% due 11/15/2026		246	246
BMW Vehicle Lease Trust 5.990% due 09/25/2026		5,523	5,550
CarMax Auto Owner Trust
4.750% due 10/15/2027		5,432	5,446
5.720% due 11/16/2026		1,020	1,022
Carvana Auto Receivables Trust 6.360% due 04/12/2027		277	278
Drive Auto Receivables Trust 5.830% due 12/15/2026		414	414
Enterprise Fleet Financing LLC 5.740% due 12/20/2026		8,107	8,155
FIRST HELP FINANCIAL LLC 6.570% due 06/15/2028		540	546
Honda Auto Receivables Owner Trust 5.710% due 03/18/2026		643	643
Santander Drive Auto Receivables Trust 6.310% due 07/15/2027		660	660
SFS Auto Receivables Securitization Trust 5.350% due 06/21/2027		2,382	2,385
Toyota Auto Loan Extended Note Trust 4.930% due 06/25/2036		4,600	4,677

			30,022

CMBS OTHER 2.7%
ACREC Ltd. 5.581% due 10/16/2036 •		7,220	7,211
Arbor Realty Commercial Real Estate Notes Ltd. 5.799% due 01/15/2037 •		9,729	9,744
AREIT Trust
5.597% due 01/20/2037 •		7,993	7,958
6.561% due 06/17/2039 ~		12,470	12,496
FS Rialto Issuer LLC 6.245% due 01/19/2039 ~		4,891	4,898
HERA Commercial Mortgage Ltd. 5.481% due 02/18/2038 ~		2,474	2,465
KREF Ltd. 5.767% due 02/17/2039 •		13,381	13,355
Lument Finance Trust, Inc. 5.604% due 06/15/2039 •		6,735	6,740
MF1 LLC 6.952% due 09/17/2037 •		10,810	10,817
MF1 Ltd.
5.511% due 10/16/2036 ~		10,633	10,614
5.531% due 07/16/2036 •		4,866	4,866
5.667% due 02/19/2037 •		12,504	12,505
6.134% due 12/15/2035 •		3,814	3,816
MF1 Multifamily Housing Mortgage Loan Trust 5.284% due 07/15/2036 ~		297	296
Ready Capital Mortgage Financing LLC
6.694% due 10/25/2039 ~		5,615	5,641
6.872% due 10/25/2039 •		6,955	7,003

			120,425

HOME EQUITY OTHER 3.9%
Accredited Mortgage Loan Trust 4.695% due 09/25/2036 •		757	753

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

ACE Securities Corp. Home Equity Loan Trust
4.555% due 12/25/2036 •	1,818	947
4.735% due 07/25/2036 •	4,622	1,372
4.875% due 08/25/2036 •	9,459	2,173
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
5.140% due 11/25/2035 •	1,349	1,327
5.545% due 03/25/2035 ~	6,042	5,980
Argent Securities Trust
4.735% due 07/25/2036 •	15,255	4,105
4.815% due 03/25/2036 •	4,924	2,719
Bear Stearns Asset-Backed Securities Trust
4.735% due 11/25/2036 •	2,702	2,668
4.755% due 08/25/2036 ~	406	391
Countrywide Asset-Backed Certificates Trust
4.293% due 10/25/2046 þ	8,118	6,766
4.715% due 06/25/2047 •	5,228	4,790
4.895% due 05/25/2037 ~	5,198	4,839
5.335% due 09/25/2036 •	1,467	1,363
Credit-Based Asset Servicing & Securitization Trust 4.555% due 11/25/2036 ~	268	121
EMC Mortgage Loan Trust 5.175% due 05/25/2040 ~	49	49
Fremont Home Loan Trust
4.495% due 01/25/2037 •	55	25
5.050% due 11/25/2035 •	9,543	8,731
GSAA Home Equity Trust
5.995% due 03/25/2046 •	5,604	2,052
6.500% due 10/25/2037	8,878	5,020
GSAMP Trust 4.615% due 06/25/2036 •	2,634	1,454
Home Equity Loan Trust 4.665% due 04/25/2037 ~	4,758	4,581
JP Morgan Mortgage Acquisition Corp.
3.045% due 10/25/2035 •	1,398	1,374
4.655% due 08/25/2036 ~	1,838	1,373
4.915% due 08/25/2036 •	947	707
5.020% due 05/25/2035 ~	788	781
Long Beach Mortgage Loan Trust 4.755% due 05/25/2036 •	33,339	9,806
MASTR Asset-Backed Securities Trust 4.915% due 03/25/2036 ~	3,280	1,961
Merrill Lynch Mortgage Investors Trust
3.872% due 03/25/2037 þ	4,003	807
4.655% due 07/25/2037 •	2,306	999
4.915% due 08/25/2037 •	2,130	1,046
Morgan Stanley ABS Capital, Inc. Trust
4.615% due 05/25/2037 •	6,442	5,786
4.735% due 06/25/2036 •	3,544	1,786
4.735% due 07/25/2036 ~	5,703	2,082
4.935% due 08/25/2036 •	9,932	4,955
New Century Home Equity Loan Trust 5.320% due 05/25/2034 ~	7,076	7,100
Newcastle Mortgage Securities Trust 5.155% due 03/25/2036 ~	6,757	6,707
NovaStar Mortgage Funding Trust 4.915% due 11/25/2036 •	2,322	706
Option One Mortgage Loan Trust
4.575% due 03/25/2037 •	3,341	3,047
4.655% due 05/25/2037 •	7,180	4,323
Option One Mortgage Loan Trust Asset-Backed Certificates 5.125% due 11/25/2035 •	6,575	6,320
Ownit Mortgage Loan Trust
4.655% due 09/25/2037 ~	1,784	784
4.734% due 05/25/2037 •	17,675	14,338
4.915% due 09/25/2037 ~	8,772	3,855
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 5.560% due 03/25/2035 ~	1,410	1,386
Renaissance Home Equity Loan Trust 5.285% due 01/25/2037 þ	12,617	3,835
Residential Asset Securities Corp. Trust
5.035% due 02/25/2036 •	2,251	2,241
5.095% due 12/25/2035 ~	1,877	1,630
Securitized Asset-Backed Receivables LLC Trust 4.565% due 05/25/2037 ~	607	462
SG Mortgage Securities Trust 4.975% due 02/25/2036 •	1,971	970
Soundview Home Loan Trust
4.655% due 02/25/2037 ~	7,373	1,974
5.335% due 10/25/2037 ~	11,655	8,844
Structured Asset Securities Corp. Mortgage Loan Trust 5.335% due 05/25/2037 •	2,508	2,455
Wachovia Mortgage Loan Trust LLC 5.125% due 10/25/2035 •	4,480	4,088
WaMu Asset-Backed Certificates WaMu Trust
4.685% due 04/25/2037 •	4,765	1,741

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

4.735% due 01/25/2037 •		2,411	1,089

			173,584

HOME EQUITY SEQUENTIAL 0.1%
JP Morgan Mortgage Acquisition Corp. 4.695% due 03/25/2037 ~		477	471
Saxon Asset Securities Trust 4.775% due 10/25/2046 •		2,563	2,507

			2,978

WHOLE LOAN COLLATERAL 0.1%
Citigroup Mortgage Loan Trust 7.250% due 05/25/2036 þ		2,338	1,170
Lehman XS Trust 4.795% due 06/25/2036 •		209	222
Specialty Underwriting & Residential Finance Trust 4.735% due 11/25/2037 •		11,007	6,030

			7,422

OTHER ABS 2.6%
Anchorage Capital CLO Ltd. 5.730% due 04/22/2034 ~		11,500	11,508
Avoca CLO DAC 3.745% due 10/15/2034 •	EUR	5,000	5,398
Carlyle U.S. CLO Ltd. 5.452% due 10/15/2031 ~		$3,816	3,817
Catamaran CLO Ltd. 5.652% due 04/22/2030 •		4,231	4,232
Cumulus Static CLO DAC 3.756% due 11/15/2033 •	EUR	7,411	8,027
Dryden Senior Loan Fund
5.443% due 10/19/2029 ~		$5,870	5,873
5.464% due 04/15/2029 •		2,976	2,977
Elmwood CLO Ltd. 5.630% due 04/22/2035 •		10,000	10,000
ICG U.S. CLO Ltd. 5.443% due 10/20/2034 •		5,700	5,688
Invesco Euro CLO DAC 3.435% due 07/15/2031 •	EUR	2,916	3,152
KKR CLO Ltd. 5.632% due 04/15/2035 •		$7,000	6,990
Kubota Credit Owner Trust 5.610% due 07/15/2026		1,993	1,997
LCM Ltd. 5.393% due 07/20/2030 ~		1,442	1,443
Man GLG Euro CLO DAC 3.191% due 12/15/2031 •	EUR	8,482	9,171
Nelnet Student Loan Trust
6.544% due 02/20/2041 •		$2,634	2,697
6.640% due 02/20/2041		2,813	2,912
Octagon Investment Partners Ltd. 5.443% due 10/20/2030 •		4,358	4,359
Pagaya AI Debt Selection Trust
6.258% due 10/15/2031		4,580	4,618
8.050% due 03/15/2030 •		261	262
Sound Point CLO Ltd. 5.542% due 07/25/2030 •		1,165	1,165
T-Mobile U.S. Trust 5.050% due 09/20/2029		9,200	9,281
Venture CLO Ltd.
5.605% due 07/20/2030 •		6,968	6,966
5.624% due 07/15/2031 ~		3,417	3,418

			115,951

Total Asset-Backed Securities (Cost $491,664)			450,382

SOVEREIGN ISSUES 6.3%
Brazil Government International Bond 6.125% due 03/15/2034		9,200	8,967
Brazil Letras do Tesouro Nacional 0.000% due 10/01/2025 (c)	BRL	102,600	16,778
Chile Government International Bond 0.830% due 07/02/2031	EUR	14,400	13,120
CPPIB Capital, Inc. 4.300% due 06/02/2034	CAD	6,500	4,784
Italy Buoni Poliennali Del Tesoro 1.300% due 05/15/2028 (d)	EUR	18,228	20,134
Ivory Coast Government International Bond 5.875% due 10/17/2031		6,200	6,297
Japan Government International Bond
2.000% due 12/20/2044	JPY	2,040,000	13,181
2.200% due 03/20/2064		886,000	5,251

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

2.300% due 12/20/2054		1,560,000	10,012
Korea Development Bank 5.062% due 10/23/2026 ~		$1,900	1,913
Mexico Government International Bond
4.000% due 08/24/2034 (d)	MXN	10,106	460
6.000% due 05/07/2036		$2,700	2,615
Peru Government International Bond
6.150% due 08/12/2032	PEN	22,200	6,071
6.950% due 08/12/2031		27,800	8,092
7.300% due 08/12/2033		51,400	14,777
Province of British Columbia 4.150% due 06/18/2034	CAD	3,100	2,251
Province of Ontario 3.650% due 06/02/2033		9,200	6,504
Province of Quebec
3.600% due 09/01/2033		16,900	11,871
4.450% due 09/01/2034		35,600	26,419
Republic of Poland Government International Bond 5.125% due 09/18/2034		$4,600	4,564
Republic of South Africa Government International Bond
7.100% due 11/19/2036		3,000	2,912
8.500% due 01/31/2037	ZAR	72,600	3,293
8.875% due 02/28/2035		157,800	7,705
10.500% due 12/21/2026		516,400	29,153
Romania Government International Bond 3.624% due 05/26/2030	EUR	14,000	14,146
Saudi Government International Bond
4.750% due 01/18/2028		$9,700	9,756
4.750% due 01/16/2030		9,200	9,203
5.125% due 01/13/2028		3,200	3,240
United Kingdom Gilt
0.500% due 10/22/2061	GBP	1,700	605
4.375% due 07/31/2054		15,295	17,098

Total Sovereign Issues (Cost $292,263)			281,172

		SHARES
COMMON STOCKS 0.1%
INDUSTRIALS 0.1%
Drillco Holding Lux SA «(f)		48,286	1,217
Foresea Holdings SA «		142,284	3,583

Total Common Stocks (Cost $3,811)			4,800

PREFERRED SECURITIES 0.3%
BANKING & FINANCE 0.3%
Discover Financial Services 6.125% due 06/23/2025 •(e)		4,600,000	4,589
Farm Credit Bank of Texas 5.700% due 09/15/2025 •(e)		6,600,000	6,577
Wells Fargo & Co. 3.900% due 03/15/2026 •(e)		3,900,000	3,793

Total Preferred Securities (Cost $15,100)			14,959

		PRINCIPAL AMOUNT (000s)
SHORT-TERM INSTRUMENTS 0.8%
COMMERCIAL PAPER 0.3%
Alimentation Couche-Tard, Inc. 4.550% due 04/14/2025		$1,100	1,098
Crown Castle, Inc. 4.910% due 04/29/2025		2,900	2,889
Global Payments, Inc.
5.000% due 04/07/2025		8,500	8,492
5.000% due 04/21/2025		2,900	2,891

			15,370

REPURCHASE AGREEMENTS (g) 0.3%			12,200

SHORT-TERM NOTES 0.1%
GreenSky Home Improvement Issuer Trust 4.749% due 03/25/2026		5,500	5,514

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

U.S. TREASURY BILLS 0.1%
4.302% due 04/10/2025 - 04/17/2025 (b)(c)(j)(l)	2,355	2,351

Total Short-Term Instruments (Cost $35,423)		35,435

Total Investments in Securities (Cost $6,417,971)		6,057,881

	SHARES
INVESTMENTS IN AFFILIATES 4.7%
SHORT-TERM INSTRUMENTS 4.7%
CENTRAL FUNDS USED FOR CASH MANAGEMENT PURPOSES 4.7%
PIMCO Short Asset Portfolio	16,628,782	162,796
PIMCO Short-Term Floating NAV Portfolio III	5,125,286	49,889

Total Short-Term Instruments (Cost $215,397)		212,685

Total Investments in Affiliates (Cost $215,397)		212,685

Total Investments 140.3% (Cost $6,633,368)		$6,270,566
Financial Derivative Instruments (i)(k) 0.0%(Cost or Premiums, net $17,283)		1,412
Other Assets and Liabilities, net (40.3)%		(1,801,224)

Net Assets 100.0%		$4,470,754

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

«								Security valued using significant unobservable inputs (Level 3).
µ								All or a portion of this amount represents unfunded loan commitments. The interest rate for the unfunded portion will be determined at the time of funding.
~

Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.

•

Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

þ								Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)								Security is an Interest Only ("IO") or IO Strip.
(b)								Coupon represents a weighted average yield to maturity.
(c)								Zero coupon security.
(d)								Principal amount of security is adjusted for inflation.
(e)								Perpetual maturity; date shown, if applicable, represents next contractual call date.
(f)								RESTRICTED SECURITIES:
Issuer Description				Coupon	Maturity Date	Acquisition Date		Cost	Market Value	Market Value as Percentage of Net Assets

Drillco Holding Lux SA						06/08/2023		$966	$1,217	0.03%
National Football League				0.000%	10/05/2028	03/14/2024		2,400	2,426	0.06
Project Alpha Investindustrial				4.594%	02/27/2026	02/28/2025		980	1,022	0.02
Strategic Credit Opportunities Partners				0.000%	03/20/2030	02/20/2025		1,800	1,831	0.04

								$6,146	$6,496	0.15%

BORROWINGS AND OTHER FINANCING TRANSACTIONS
(g)								REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By			Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)

SAL	4.380%	03/31/2025	04/01/2025	$12,200	U.S. Treasury Notes 4.125% due 01/31/2027			$(12,451)	$12,200	$12,201

Total Repurchase Agreements								$(12,451)	$12,200	$12,201

REVERSE REPURCHASE AGREEMENTS:
Counterparty				Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)		Payable for Reverse Repurchase Agreements

JPS				4.250%	03/21/2025	05/09/2025		$(1,292)		$(1,294)

Total Reverse Repurchase Agreements										$(1,294)

SHORT SALES:
Description						Coupon	Maturity Date	Principal Amount	Proceeds	Payable for Short Sales

U.S. Government Agencies (4.5)%
Uniform Mortgage-Backed Security, TBA						2.000%	05/01/2055	$60,900	$(48,573)	$(48,411)
Uniform Mortgage-Backed Security, TBA						3.000	04/01/2055	85,000	(73,306)	(73,678)
Uniform Mortgage-Backed Security, TBA						4.000	04/01/2055	83,000	(77,366)	(77,345)

Total Short Sales (4.5)%									$(199,245)	$(199,434)

(h)								Securities with an aggregate market value of $1,445 have been pledged as collateral under the terms of master agreements as of March 31, 2025.
(1)								Includes accrued interest.
(2)

The average amount of borrowings outstanding during the period ended March 31, 2025 was $(1,325) at a weighted average interest rate of 4.250%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(i)								FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

WRITTEN OPTIONS:
OPTIONS ON EXCHANGE-TRADED FUTURES CONTRACTS
Description	Strike Price	Expiration Date	# of Contracts	Notional Amount	Premiums (Received)	Market Value

Put - CBOE U.S. Treasury 10-Year Note May Futures	$109.000	04/25/2025	68	$68	$(17)	$(5)
Put - CBOE U.S. Treasury 10-Year Note May Futures	109.500	04/25/2025	68	68	(17)	(8)
Put - CBOE U.S. Treasury 10-Year Note May Futures	110.000	04/25/2025	128	128	(35)	(28)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.000	04/25/2025	68	68	(25)	(37)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.250	04/25/2025	68	68	(19)	(31)
Call - CBOE U.S. Treasury 10-Year Note May Futures	112.500	04/25/2025	128	128	(41)	(48)

Total Written Options	$(154)	$(157)

FUTURES CONTRACTS:
LONG FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Canada Government 10-Year Bond June Futures	06/2025	469	$40,462	$602	$39	$0
Long Gilt June Futures	06/2025	145	17,174	(255)	185	0
U.S. Treasury 2-Year Note June Futures	06/2025	91	18,853	117	0	(1)
U.S. Treasury 5-Year Note June Futures	06/2025	5,482	592,913	6,871	0	(171)
U.S. Treasury 10-Year Note June Futures	06/2025	4,534	504,266	8,631	71	0

$15,966	$295	$(172)

SHORT FUTURES CONTRACTS
Variation Margin
Description	Expiration Month	# of Contracts	Notional Amount	Unrealized Appreciation/ (Depreciation)	Asset	Liability

Euro-BOBL June Futures	06/2025	1	$(127)	$1	$0	$0
Euro-Bund June Futures	06/2025	158	(22,010)	540	2	(84)
U.S. Treasury 10-Year Ultra Long-Term Bond June Futures	06/2025	870	(99,289)	(1,157)	0	(82)
U.S. Treasury Long-Term Bond June Futures	06/2025	39	(4,574)	(70)	0	(7)

$(686)	$2	$(173)

Total Futures Contracts	$15,280	$297	$(345)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)
Variation Margin(5)
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

AT&T, Inc.	1.000%	Quarterly	06/20/2025	0.257%	$2,400	$(61)	$66	$5	$0	$0
Barclays Bank PLC	1.000	Quarterly	12/20/2025	0.328	EUR	10,200	60	(3)	57	0	0
Boeing Co.	1.000	Quarterly	12/20/2027	0.603	$4,400	(194)	241	47	0	(1)
Boeing Co.	1.000	Quarterly	12/20/2029	0.852	600	(11)	15	4	0	(3)
Boeing Co.	1.000	Quarterly	06/20/2030	0.920	21,100	38	48	86	3	(13)
General Electric Co.	1.000	Quarterly	06/20/2026	0.077	5,300	36	25	61	0	0
General Electric Co.	1.000	Quarterly	12/20/2026	0.097	600	7	2	9	0	0
Rolls-Royce PLC	1.000	Quarterly	06/20/2025	0.131	EUR	1,300	(199)	202	3	0	0
Verizon Communications, Inc.	1.000	Quarterly	06/20/2028	0.492	$6,700	(24)	129	105	0	(2)
Verizon Communications, Inc.	1.000	Quarterly	12/20/2028	0.547	1,700	(4)	31	27	0	(1)

$(352)	$756	$404	$3	$(20)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(1)
										Variation Margin(5)
Index/Tranches		Fixed Receive Rate	Payment Frequency	Maturity Date		Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability

CDX.IG-43 5-Year Index		1.000%	Quarterly	12/20/2029		$6,300	$120	$1	$121	$0	$0
CDX.IG-44 5-Year Index		1.000	Quarterly	06/20/2030		32,000	585	4	589	11	0

							$705	$5	$710	$11	$0

INTEREST RATE SWAPS
										Variation Margin(5)
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability

Pay	1-Day GBP-SONIO Compounded-OIS	3.500%	Annual	03/19/2030	GBP	16,100	$(439)	$(38)	$(477)	$70	$0
Receive	1-Day USD-SOFR Compounded-OIS	5.160	Annual	05/31/2025		$46,200	(2)	(144)	(146)	0	(1)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2025		42,200	30	263	293	3	0
Receive	1-Day USD-SOFR Compounded-OIS	3.655	Annual	05/31/2028		47,480	0	505	505	0	(18)
Receive	1-Day USD-SOFR Compounded-OIS	3.807	Annual	05/31/2028		25,600	0	123	123	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.750	Annual	12/18/2029		70,530	(1,307)	1,128	(179)	0	(66)
Receive	1-Day USD-SOFR Compounded-OIS	3.842	Annual	03/04/2030		6,100	(12)	(38)	(50)	0	(6)
Receive	1-Day USD-SOFR Compounded-OIS	3.585	Annual	10/31/2030		58,120	0	452	452	0	(78)
Receive	1-Day USD-SOFR Compounded-OIS	3.664	Annual	10/31/2030		27,500	0	96	96	0	(37)
Receive	1-Day USD-SOFR Compounded-OIS	3.689	Annual	10/31/2030		91,500	0	195	195	0	(123)
Receive	1-Day USD-SOFR Compounded-OIS	3.722	Annual	10/31/2030		3,200	0	1	1	0	(4)
Receive	1-Day USD-SOFR Compounded-OIS	3.727	Annual	10/31/2030		7,400	0	1	1	0	(10)
Receive	1-Day USD-SOFR Compounded-OIS	3.732	Annual	10/31/2030		6,300	0	(1)	(1)	0	(9)
Receive	1-Day USD-SOFR Compounded-OIS	3.739	Annual	10/31/2030		9,400	0	(6)	(6)	0	(13)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.796	Annual	12/31/2031		2,200	0	(17)	(17)	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	4.100	Annual	12/31/2031		18,370	(341)	(122)	(463)	0	(35)
Receive	1-Day USD-SOFR Compounded-OIS	3.717	Annual	08/15/2033		20,140	0	145	145	0	(54)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.751	Annual	11/15/2034		7,000	0	(6)	(6)	0	(21)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.883	Annual	11/15/2034		11,600	0	(131)	(131)	0	(36)
Receive	1-Day USD-SOFR Compounded-OIS	3.899	Annual	03/11/2035		3,600	(12)	(28)	(40)	0	(12)
Receive	1-Day USD-SOFR Compounded-OIS	3.905	Annual	03/12/2035		3,400	(10)	(29)	(39)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	3.975	Annual	03/21/2035		4,100	(12)	(59)	(71)	0	(13)
Receive	1-Day USD-SOFR Compounded-OIS	3.930	Annual	03/24/2035		6,900	(20)	(75)	(95)	0	(22)
Receive	1-Day USD-SOFR Compounded-OIS	3.884	Annual	03/25/2035		3,500	(10)	(25)	(35)	0	(11)
Receive	1-Day USD-SOFR Compounded-OIS	1.750	Annual	12/21/2052		69,300	14,010	10,993	25,003	0	(365)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	06/20/2054		112,375	3,182	4,096	7,278	0	(831)
Receive	1-Day USD-SOFR Compounded-OIS	3.765	Annual	12/17/2054		5,500	0	45	45	0	(43)
Receive	1-Day USD-SOFR Compounded-OIS	3.500	Annual	12/18/2054		17,300	336	626	962	0	(130)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.807	Annual	02/15/2055		2,100	0	(4)	(4)	0	(4)
Receive(6)	1-Day USD-SOFR Compounded-OIS	3.250	Annual	06/18/2055		4,200	401	(5)	396	0	(5)
Pay	1-Year BRL-CDI	11.496	Maturity	01/04/2027	BRL	54,600	0	(407)	(407)	16	0
Pay	1-Year BRL-CDI	11.548	Maturity	01/04/2027		218,600	0	(1,589)	(1,589)	65	0
Pay	3-Month AUD-BBR-BBSW	4.000	Semi-Annual	03/19/2035	AUD	15,500	(17)	(217)	(234)	79	0
Pay	3-Month NZD-BBR	3.750	Semi-Annual	06/15/2027	NZD	49,600	(636)	1,116	480	50	0
Pay	3-Month NZD-BBR	4.250	Semi-Annual	12/21/2027		3,900	3	67	70	5	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/20/2033	AUD	26,500	(326)	679	353	115	0
Pay(6)	6-Month AUD-BBR-BBSW	4.750	Semi-Annual	12/20/2033		100	(1)	2	1	0	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	03/20/2034		13,900	(396)	569	173	64	0
Pay	6-Month AUD-BBR-BBSW	4.500	Semi-Annual	09/18/2034		24,000	110	171	281	118	0
Pay	6-Month EUR-EURIBOR	0.650	Annual	04/12/2027	EUR	32,000	(174)	(1,161)	(1,335)	19	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/13/2027		27,400	(101)	(698)	(799)	21	0
Pay	6-Month EUR-EURIBOR	1.000	Annual	05/18/2027		10,900	(515)	201	(314)	9	0
Receive	6-Month EUR-EURIBOR	2.050	Annual	10/05/2029		3,600	0	29	29	0	(6)
Receive	6-Month EUR-EURIBOR	2.056	Annual	10/05/2029		4,000	0	31	31	0	(7)
Pay	6-Month EUR-EURIBOR	2.410	Annual	11/05/2034		2,700	(7)	(56)	(63)	11	0
Pay	6-Month EUR-EURIBOR	2.220	Annual	01/08/2035		2,200	(5)	(84)	(89)	9	0
Pay	6-Month EUR-EURIBOR	2.420	Annual	03/07/2035		2,100	(5)	(39)	(44)	9	0
Pay	6-Month EUR-EURIBOR	2.460	Annual	03/13/2035		2,200	(6)	(33)	(39)	9	0
Pay	6-Month EUR-EURIBOR	2.610	Annual	03/24/2035		2,100	(6)	(2)	(8)	8	0
Pay	6-Month EUR-EURIBOR	2.520	Annual	03/27/2035		2,000	(5)	(19)	(24)	8	0
Pay(6)	6-Month EUR-EURIBOR	2.460	Annual	04/01/2035		2,200	(6)	(33)	(39)	0	(39)
Pay(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2035		43,400	(2,181)	442	(1,739)	184	0
Receive(6)	6-Month EUR-EURIBOR	2.250	Annual	09/17/2055		47,600	2,020	1,860	3,880	0	(375)
Receive	CAONREPO	3.500	Semi-Annual	06/01/2032	CAD	46,600	(413)	(1,646)	(2,059)	0	(88)
Receive	CAONREPO	2.850	Semi-Annual	06/01/2033		8,900	0	(104)	(104)	0	(18)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2033		11,900	(6)	(170)	(176)	0	(24)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2033		4,800	17	(112)	(95)	0	(10)
Receive	CAONREPO	3.750	Semi-Annual	12/20/2033		12,800	(49)	(733)	(782)	0	(29)
Receive	CAONREPO	2.740	Semi-Annual	06/01/2034		3,400	0	(13)	(13)	0	(8)
Receive	CAONREPO	2.900	Semi-Annual	06/01/2034		8,900	2	(116)	(114)	0	(21)
Receive	CAONREPO	3.000	Semi-Annual	06/01/2034		32,700	25	(631)	(606)	0	(76)

							$13,116	$15,245	$28,361	$872	$(2,673)

Total Swap Agreements							$13,469	$16,006	$29,475	$886	$(2,693)

(j)

Securities with an aggregate market value of $63,840 and cash of $16,059 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of March 31, 2025.

(1)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(3)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(5)	Unsettled variation margin liability of $(4) for closed swap agreements is outstanding at period end.
(6)	This instrument has a forward starting effective date.
(k)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER
FORWARD FOREIGN CURRENCY CONTRACTS:
									Unrealized Appreciation/(Depreciation)
Counterparty		Settlement Month			Currency to be Delivered		Currency to be Received		Asset		Liability

AZD		04/2025			$23,142		AUD	36,582	$0		$(284)
		04/2025			1,128		JPY	169,716	5		(1)
		04/2025			8,334		SGD	11,141	0		(41)
		05/2025		AUD	36,582		$23,147		283		0
		05/2025		CNH	4,757		650		0		(7)
		05/2025		JPY	120,606		802		0		(5)
		05/2025		SGD	11,125		8,334		39		0
		05/2025			$3,960		CNH	28,676	2		(4)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

	06/2025	CNH	8,694		$1,189	0	(14)
	06/2025		$4,319	CNH	31,378	25	(3)
	07/2025	CNH	14,271		$1,981	4	(1)
	08/2025		14,273		1,979	0	(3)
BOA	04/2025	IDR	6,513,832		394	2	0
	04/2025	KRW	902,278		615	3	0
	04/2025	NOK	111		10	0	(1)
	04/2025	SEK	2,265		213	0	(13)
	04/2025		$14,145	EUR	13,097	17	0
	04/2025		394	IDR	6,513,832	0	(2)
	05/2025	CNH	4,652		$635	0	(6)
	05/2025	IDR	7,641,607		459	1	0
	05/2025		$491	INR	42,177	1	0
	06/2025	CNH	16,708		$2,302	1	(10)
	06/2025	KRW	31,376		22	1	0
	06/2025		$861	CNH	6,217	0	0
	06/2025		814	KRW	1,185,486	0	(6)
	08/2025	CNH	10,165		$1,421	9	0
	08/2025	TWD	746		23	0	0
BPS	04/2025	BRL	10,359		1,790	0	(25)
	04/2025	EUR	151,503		158,863	0	(4,957)
	04/2025	IDR	39,861,242		2,404	11	0
	04/2025	JPY	29,900		202	2	0
	04/2025	SGD	526		395	3	0
	04/2025	TWD	471,610		14,371	170	0
	04/2025		$1,558	AUD	2,462	0	(20)
	04/2025		1,817	BRL	10,359	1	(2)
	04/2025		5,023	IDR	82,462,574	0	(74)
	04/2025		4,627	INR	401,808	69	0
	04/2025		3,501	JPY	522,260	1	(19)
	04/2025		4,144	KRW	6,017,480	0	(59)
	04/2025		58	NOK	610	0	0
	04/2025		5,326	SGD	7,135	0	(15)
	04/2025		11,861	TWD	388,597	0	(159)
	04/2025	ZAR	33,128		$1,811	6	0
	05/2025	CNH	24,167		3,330	2	(7)
	05/2025	IDR	22,743,293		1,367	4	0
	05/2025	JPY	43,043		287	0	(1)
	05/2025	NOK	610		58	0	0
	05/2025	SGD	7,124		5,325	14	0
	05/2025		$1,313	IDR	21,797,006	0	(7)
	05/2025		4,418	INR	378,997	5	0
	06/2025	CNH	144,657		$19,969	32	(77)
	06/2025	KRW	214,962		151	5	0
	06/2025	PLN	773		200	1	0
	06/2025		$4,442	CNH	32,242	19	0
	06/2025		7,091	PLN	27,526	32	(34)
	07/2025	TWD	171,627		$5,280	81	0
	08/2025		175,601		5,387	54	0
	10/2025	BRL	100		16	0	0
BRC	04/2025	INR	8,973		102	0	(3)
	04/2025	NOK	1,021		92	0	(5)
	04/2025	TRY	13,735		344	0	(8)
	04/2025		$5,644	EUR	5,194	0	(28)
	04/2025		3,178	IDR	52,028,658	0	(58)
	04/2025		199	ILS	732	0	(3)
	04/2025		105	INR	8,963	0	0
	04/2025		24,053	TRY	925,503	6	(272)
	05/2025	INR	8,988		$105	0	0
	05/2025	NOK	524		50	0	0
	05/2025		$6,321	TRY	248,067	0	(160)
	06/2025	TRY	29,703		$706	0	(6)
	06/2025		$340	PLN	1,319	0	(1)
	06/2025		13,057	TRY	516,170	0	(570)
	07/2025		1,798		81,694	119	0
BSH	04/2025	AUD	39,044		$24,737	340	0
	04/2025	PEN	17,311		4,611	0	(98)
	04/2025		$6,761	JPY	1,015,433	9	0
	04/2025		2,856	PEN	10,386	0	(29)
	05/2025	JPY	1,012,013		$6,761	0	(9)
	06/2025		$2,424	PLN	9,344	0	(18)
	08/2025	PEN	18,554		$5,022	0	(11)
	09/2025		27,134		7,383	30	(2)
CBK	04/2025	BRL	331,753		57,774	0	(362)
	04/2025	CHF	703		800	5	0
	04/2025	DKK	4,613		649	0	(19)
	04/2025	IDR	37,113,163		2,237	9	0
	04/2025	ILS	10,941		3,002	58	0
	04/2025	INR	122,023		1,422	0	(6)
	04/2025	PEN	10,373		2,810	0	(13)
	04/2025	TWD	842,344		25,729	361	0
	04/2025		$57,535	BRL	331,753	601	0
	04/2025		102,092	CAD	145,423	0	(1,032)
	04/2025		8,145	EUR	7,490	0	(46)
	04/2025		6,531	IDR	106,911,300	0	(117)
	04/2025		13,195	INR	1,149,463	228	0

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

	04/2025		242	KRW	353,999	0	(1)
	04/2025		18,258	TWD	599,191	0	(214)
	05/2025	CAD	145,211		$102,092	1,031	0
	05/2025	IDR	27,548,697		1,658	7	0
	05/2025		$1,309	IDR	21,742,841	0	(6)
	06/2025	CNH	10,214		$1,409	0	(4)
	06/2025	KRW	15,425,521		10,733	227	0
	06/2025		$803	CNH	5,793	0	(1)
	07/2025	TWD	274,526		$8,438	122	0
	08/2025		371,677		11,400	110	0
DUB	04/2025	CAD	142		98	0	0
	04/2025	CHF	11		13	0	0
	04/2025	ILS	13,605		3,731	70	0
	04/2025	JPY	1,129,000		7,675	147	0
	04/2025	NZD	2,431		1,388	8	0
	04/2025	SGD	1,979		1,477	4	(1)
	04/2025		$715	DKK	4,951	3	0
	04/2025		16,092	GBP	12,731	353	0
	04/2025		2,460	IDR	40,841,471	0	(9)
	04/2025		734	INR	63,157	3	0
	04/2025		1,397	NZD	2,431	0	(17)
	04/2025		5,747	PEN	20,966	0	(43)
	04/2025		4,258	SGD	5,701	0	(14)
	05/2025	DKK	4,942		$715	0	(3)
	05/2025	GBP	540		699	1	0
	05/2025	IDR	3,354,450		202	1	0
	05/2025	NZD	2,431		1,398	17	0
	05/2025	SGD	5,693		4,258	13	0
	06/2025	KRW	30,184,067		21,016	466	0
	09/2025	PEN	21,031		5,747	45	0
FAR	04/2025	CHF	22,020		24,703	0	(186)
	04/2025	DKK	7,328		1,033	0	(29)
	04/2025	ILS	11,540		3,179	74	0
	04/2025		$7,316	JPY	1,098,107	18	(13)
	04/2025		229	TWD	7,508	0	(3)
	04/2025	ZAR	584		$32	0	0
	05/2025	JPY	724,036		4,826	0	(18)
	05/2025		$1,010	CNH	7,287	0	(4)
	06/2025		4,652	PLN	17,990	0	(20)
	07/2025	CNH	7,259		$1,010	4	0
GLM	04/2025	BRL	106,722		19,080	391	(13)
	04/2025	CAD	2,888		2,012	5	0
	04/2025	IDR	29,592,335		1,782	7	0
	04/2025	KRW	1,373,654		936	4	0
	04/2025	PEN	13,258		3,516	0	(91)
	04/2025	TRY	6,735		168	0	(5)
	04/2025		$18,275	BRL	106,722	428	0
	04/2025		4,533	IDR	74,505,804	0	(64)
	04/2025		330	KRW	482,328	0	(2)
	04/2025	ZAR	17,984		$986	6	0
	05/2025	CNH	4,523		618	0	(7)
	05/2025	IDR	13,237,308		794	1	0
	05/2025		$1,782	IDR	29,619,067	0	(7)
	06/2025		1,817	CNH	13,111	1	(4)
	06/2025		936	KRW	1,368,664	0	(4)
	06/2025		2,997	PLN	11,573	0	(17)
	07/2025	TWD	35,042		$1,077	16	0
	10/2025	BRL	88,600		14,587	0	(276)
IND	04/2025		$22	CHF	19	0	0
	04/2025		1,383	DKK	9,564	3	0
	05/2025	CHF	19		$22	0	0
	05/2025	DKK	9,546		1,383	0	(3)
JPM	04/2025	BRL	357,599		62,277	7	(396)
	04/2025	IDR	4,764,979		289	3	0
	04/2025	ILS	13,378		3,673	74	0
	04/2025	JPY	60,000		400	0	0
	04/2025	SGD	1,642		1,229	7	0
	04/2025	TRY	12,985		323	0	(10)
	04/2025	TWD	78,686		2,400	30	0
	04/2025		$62,276	BRL	357,599	390	0
	04/2025		132,742	EUR	123,069	332	0
	04/2025		1,215	IDR	19,976,619	0	(17)
	04/2025		12,294	INR	1,071,741	220	0
	04/2025		4,361	JPY	653,230	10	(17)
	04/2025		242	KRW	353,843	0	(2)
	04/2025		1,160	TRY	44,935	0	(17)
	04/2025		8,182	TWD	268,262	0	(103)
	05/2025	CNH	4,834		$662	0	(5)
	05/2025	EUR	123,069		132,958	0	(332)
	05/2025	IDR	8,816,700		531	3	0
	05/2025	JPY	253,563		1,686	0	(10)
	05/2025		$3,711	CNH	26,900	5	(3)
	05/2025		1,453	TRY	64,596	170	0
	06/2025		2,393	CNH	17,469	23	0
	06/2025		9,806	MXN	201,003	0	(84)
	06/2025		7,800	PLN	30,227	9	(26)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

07/2025	CNH	13,754	$1,906	1	(2)
07/2025	TWD	173,541	5,335	78	0
07/2025	$61,814	BRL	361,966	393	0
08/2025	CNH	13,023	$1,805	1	(4)
08/2025	TWD	178,443	5,472	52	0
MBC	04/2025	CHF	1,065	1,203	0	(1)
04/2025	GBP	1,364	1,769	7	0
04/2025	JPY	2,598,400	17,525	201	0
04/2025	SGD	13,971	10,458	60	0
04/2025	TWD	122,591	3,790	98	0
04/2025	$33	CAD	47	0	0
04/2025	26,919	CHF	23,780	0	(40)
04/2025	38	DKK	264	0	0
04/2025	2,894	EUR	2,653	0	(25)
04/2025	4,558	GBP	3,538	13	(1)
04/2025	1,517	INR	131,587	21	0
04/2025	4,794	TRY	182,956	0	(65)
04/2025	6,099	TWD	200,358	0	(65)
04/2025	ZAR	36,476	$1,996	8	0
05/2025	CAD	47	33	0	0
05/2025	CHF	23,695	26,919	40	0
05/2025	CNH	15,456	2,133	1	(2)
05/2025	DKK	263	38	0	0
05/2025	IDR	5,310,743	319	1	0
05/2025	JPY	784,274	5,223	0	(24)
05/2025	THB	538	16	0	0
05/2025	$1,830	CNH	13,267	2	(2)
06/2025	KRW	2,738,840	$1,904	38	0
06/2025	$1,641	PLN	6,335	0	(11)
07/2025	CNH	6,594	$915	1	0
07/2025	TWD	102,540	3,146	40	0
08/2025	CNH	19,641	2,732	7	(3)
08/2025	TWD	96,608	2,953	18	0
MYI	04/2025	BRL	13,900	2,421	0	(15)
04/2025	CAD	142,441	100,058	1,071	(1)
04/2025	DKK	2,837	396	0	(15)
04/2025	GBP	65,130	82,526	0	(1,605)
04/2025	SGD	5,858	4,376	17	0
04/2025	$2,386	BRL	13,900	50	0
04/2025	638	TWD	20,865	0	(10)
04/2025	ZAR	264,093	$14,446	58	0
05/2025	IDR	4,832,642	290	1	0
06/2025	CNH	5,007	690	0	(2)
06/2025	$375	PLN	1,487	8	0
10/2025	BRL	13,900	$2,286	0	(46)
NGF	06/2025	KRW	3,270,408	2,295	68	0
SCX	04/2025	JPY	87,800	595	10	0
04/2025	PEN	7,653	2,026	0	(56)
04/2025	TWD	64,930	2,001	45	0
04/2025	$3,962	IDR	64,824,085	0	(74)
04/2025	442	JPY	66,663	2	0
04/2025	242	KRW	353,466	0	(2)
04/2025	1,771	TWD	58,268	0	(16)
05/2025	CNH	22,286	$3,091	16	0
05/2025	IDR	2,073,668	125	1	0
05/2025	JPY	66,440	442	0	(2)
06/2025	CNH	111,659	15,393	0	(55)
08/2025	TWD	57,785	1,771	16	0
SSB	04/2025	$64,950	GBP	50,225	0	(72)
05/2025	GBP	50,225	$64,945	72	0
UAG	04/2025	IDR	3,802,465	229	1	0
04/2025	$277	IDR	4,577,004	0	(2)
04/2025	2,456	JPY	365,387	0	(20)
05/2025	229	IDR	3,807,812	0	(1)
06/2025	523	PLN	2,020	0	(3)

Total Forward Foreign Currency Contracts	$10,057	$(13,076)

PURCHASED OPTIONS:
INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Cost	Market Value

BOA	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.360%	07/14/2025	126,200	$126	$108
CBK	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.500	07/21/2025	249,700	212	319
DUB	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/09/2025	122,900	123	102
FAR	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	04/30/2025	135,300	115	127
Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.900	05/05/2025	135,300	115	142

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/18/2025	69,800	75	71
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	203,100	254	408
JPM	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/12/2025	17,400	15	38
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.700	08/13/2025	59,800	60	144
MYC	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.460	06/16/2025	66,400	73	44
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.570	06/20/2025	136,200	157	131
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	06/26/2025	127,700	140	145
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.450	07/17/2025	222,500	211	247
	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.650	08/04/2025	122,500	150	246
	Call - OTC 7-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.163	05/06/2025	12,000	22	11
NGF	Call - OTC 1-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.600	08/05/2025	155,600	213	288

Total Purchased Options							$2,061	$2,571

WRITTEN OPTIONS:
CREDIT DEFAULT SWAPTIONS ON CREDIT INDEXES
Counterparty	Description		Buy/Sell Protection	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

GST	Put - OTC CDX.IG-43 5-Year Index		Sell	0.700%	05/21/2025	7,500	$(10)	$(6)
	Put - OTC CDX.IG-43 5-Year Index		Sell	0.700	06/18/2025	7,500	(14)	(9)
	Put - OTC CDX.IG-43 5-Year Index		Sell	0.750	06/18/2025	15,200	(20)	(16)
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.850	06/18/2025	14,500	(13)	(14)
	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	14,500	(17)	(17)
JPM	Put - OTC CDX.IG-44 5-Year Index		Sell	1.000	07/16/2025	6,900	(7)	(7)
RBC	Put - OTC CDX.IG-44 5-Year Index		Sell	0.900	07/16/2025	6,700	(8)	(8)

							$(89)	$(77)

INTEREST RATE SWAPTIONS
Counterparty	Description	Floating Rate Index	Pay/Receive Floating Rate	Exercise Rate	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

BOA	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.519%	07/14/2025	15,000	$(126)	$(149)
BPS	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.400	04/07/2025	3,700	(7)	(10)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.750	04/07/2025	3,700	(7)	0
BRC	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.510	04/07/2025	2,200	(8)	(2)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.860	04/07/2025	2,200	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/11/2025	2,100	(8)	(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.900	04/11/2025	2,100	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.550	04/14/2025	2,100	(8)	(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.920	04/14/2025	2,100	(8)	(1)
	Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.450	04/30/2025	2,100	(7)	(5)
	Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.760	04/30/2025	2,100	(7)	(10)
CBK	Call - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.350	04/25/2025	2,900	(5)	(10)
	Put - OTC 5-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.650	04/25/2025	2,900	(5)	(2)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.489	07/21/2025	29,700	(212)	(289)
DUB	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.626	06/09/2025	14,600	(123)	(146)
FAR	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.715	04/24/2025	4,200	(16)	(30)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.065	04/24/2025	4,200	(16)	(6)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.593	04/30/2025	4,100	(17)	(18)
	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.836	04/30/2025	16,100	(115)	(211)
	Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.943	04/30/2025	4,100	(17)	(16)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.778	05/05/2025	16,100	(115)	(179)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.530	06/18/2025	8,200	(73)	(68)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.700	08/04/2025	24,200	(254)	(417)
GLM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.535	04/10/2025	6,000	(25)	(8)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.985	04/10/2025	6,000	(25)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.723	04/14/2025	3,400	(16)	(19)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.073	04/14/2025	3,400	(15)	(2)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.695	04/17/2025	3,400	(15)	(18)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.045	04/17/2025	3,400	(15)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/21/2025	3,400	(13)	(21)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/21/2025	3,400	(13)	(4)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.713	04/28/2025	3,400	(13)	(26)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.063	04/28/2025	3,400	(13)	(6)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.600	04/30/2025	3,500	(15)	(16)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	3.950	04/30/2025	3,500	(15)	(13)
JPM	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.739	08/12/2025	2,000	(14)	(39)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.757	08/13/2025	7,000	(60)	(141)
MYC	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.710	04/14/2025	3,600	(16)	(19)
Put - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Pay	4.060	04/14/2025	3,600	(16)	(3)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.490	06/16/2025	7,800	(73)	(56)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.580	06/20/2025	16,000	(155)	(156)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.670	06/26/2025	15,000	(140)	(196)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.515	07/17/2025	26,500	(212)	(269)
Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.708	08/04/2025	14,600	(150)	(255)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.520	04/07/2025	2,100	(8)	(2)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/07/2025	2,100	(8)	0
NGF	Call - OTC 10-Year Interest Rate Swap	3-Month USD-SOFR	Receive	3.628	08/05/2025	18,500	(212)	(274)
Call - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Receive	2.530	04/17/2025	2,700	(10)	(8)
Put - OTC 10-Year Interest Rate Swap	6-Month EUR-EURIBOR	Pay	2.890	04/17/2025	2,700	(10)	(3)

$(2,447)	$(3,145)

OPTIONS ON SECURITIES
Counterparty	Description	Strike Price	Expiration Date	Notional Amount(1)	Premiums (Received)	Market Value

MSC	Call - OTC Uniform Mortgage-Backed Security, TBA 6.000% due 05/01/2055	$102.352	05/06/2025	34,400	$(23)	$(17)

Total Written Options	$(2,559)	$(3,239)

SWAP AGREEMENTS:
CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at March 31, 2025(3)	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BOA	South Africa Government International Bond	1.000%	Quarterly	12/20/2026	1.094%	$14,400	$(708)	$690	$0	$(18)
BPS	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132	2,500	(120)	114	0	(6)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335	500	(45)	41	0	(4)

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

BRC	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.990	4,900	(225)	227	2	0
CBK	Colombia Government International Bond	1.000	Quarterly	12/20/2026	0.990	3,000	(148)	149	1	0
Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132	700	(25)	23	0	(2)
Schlumberger Oilfield U.K. Limited	1.000	Quarterly	06/20/2025	0.123	6,500	27	(12)	15	0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094	3,500	(169)	165	0	(4)
DUB	Petroleos Mexicanos «	4.750	Monthly	07/06/2026	0.003	4,235	0	29	29	0
Petroleos Mexicanos «	4.850	Monthly	07/06/2026	0.004	2,071	0	16	16	0
South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094	5,200	(236)	229	0	(7)
GST	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132	3,600	(135)	126	0	(9)
Colombia Government International Bond	1.000	Quarterly	12/20/2027	1.335	1,600	(143)	130	0	(13)
Soft Bank Group,Inc.	1.000	Quarterly	06/20/2026	1.326	2,500	(21)	12	0	(9)
JPM	Colombia Government International Bond	1.000	Quarterly	06/20/2027	1.132	500	(19)	18	0	(1)
MYC	South Africa Government International Bond	1.000	Quarterly	12/20/2026	1.094	17,500	(837)	815	0	(22)

$(2,804)	$2,772	$63	$(95)

CREDIT DEFAULT SWAPS ON CREDIT INDEXES - SELL PROTECTION(2)
Swap Agreements, at Value(5)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(4)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability

BPS	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000%	Quarterly	12/20/2029	EUR	7,383	$1,438	$23	$1,461	$0
GST	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	11,715	2,341	(24)	2,317	0
JPM	CDX.iTraxx Crossover 42 5-Year 35-100% Index	5.000	Quarterly	12/20/2029	17,030	3,491	(122)	3,369	0

$7,270	$(123)	$7,147	$0

Total Swap Agreements	$4,466	$2,649	$7,210	$(95)

(l)

Securities with an aggregate market value of $8,536 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of March 31, 2025.

(1)	Notional Amount represents the number of contracts.
(2)

If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(3)

Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)

The maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(5)

The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the underlying referenced instrument's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of March 31, 2025 in valuing the Portfolio's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 03/31/2025

Investments in Securities, at Value
Loan Participations and Assignments	$0	$1,088	$14,405	$15,493
Corporate Bonds & Notes
Banking & Finance	0	976,742	1,831	978,573
Industrials	0	509,750	2,426	512,176
Utilities	0	242,093	0	242,093
Municipal Bonds & Notes
California	0	6,174	0	6,174
Illinois	0	6,312	0	6,312
Louisiana	0	7,016	0	7,016
Texas	0	8,672	0	8,672
West Virginia	0	6,221	0	6,221
U.S. Government Agencies	0	2,300,549	0	2,300,549
U.S. Treasury Obligations	0	764,594	0	764,594
Non-Agency Mortgage-Backed Securities	0	423,260	0	423,260
Asset-Backed Securities
Automobile Sequential	0	30,022	0	30,022
CMBS Other	0	120,425	0	120,425
Home Equity Other	0	173,584	0	173,584
Home Equity Sequential	0	2,978	0	2,978
Whole Loan Collateral	0	7,422	0	7,422

Schedule of Investments PIMCO Total Return Portfolio (Cont.)	March 31, 2025 (Unaudited)

Other ABS	0	115,951	0	115,951
Sovereign Issues	0	281,172	0	281,172
Common Stocks
Industrials	0	0	4,800	4,800
Preferred Securities
Banking & Finance	0	14,959	0	14,959
Short-Term Instruments
Commercial Paper	0	15,370	0	15,370
Repurchase Agreements	0	12,200	0	12,200
Short-Term Notes	0	5,514	0	5,514
U.S. Treasury Bills	0	2,351	0	2,351

	$0	$6,034,419	$23,462	$6,057,881
Investments in Affiliates, at Value
Short-Term Instruments
Central Funds Used for Cash Management Purposes	$212,685	$0	$0	$212,685

Total Investments	$212,685	$6,034,419	$23,462	$6,270,566

Short Sales, at Value - Liabilities
U.S. Government Agencies	0	(199,434)	0	(199,434)

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	226	957	0	1,183
Over the counter	0	19,793	45	19,838

	$226	$20,750	$45	$21,021
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	(84)	(3,111)	0	(3,195)
Over the counter	0	(16,410)	0	(16,410)

	$(84)	$(19,521)	$0	$(19,605)

Total Financial Derivative Instruments	$142	$1,229	$45	$1,416

Totals	$212,827	$5,836,214	$23,507	$6,072,548

There were no significant transfers into or out of Level 3 during the period ended March 31, 2025.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Portfolio's shares, or each of its share classes, as applicable, is determined by dividing the total value of portfolio investments and other assets attributable to the Portfolio or class, less any liabilities, as applicable, by the total number of shares outstanding.

On each day that the New York Stock Exchange (“NYSE”) is open, the Portfolio’s shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Portfolio or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Portfolio may calculate its NAV as of the earlier closing time or calculate its NAV as of the NYSE Close for that day. The Portfolio generally does not calculate its NAV on days on which the NYSE is not open for business. If the NYSE is closed on a day it would normally be open for business, the Portfolio may calculate its NAV as of the NYSE Close for such day or such other time that the Portfolio may determine.

For purposes of calculating NAV, portfolio securities and other assets for which market quotations are readily available are valued at market value. A market quotation is readily available only when that quotation is a quoted price (unadjusted) in active markets for identical investments that the Portfolio can access at the measurement date, provided that a quotation will not be readily available if it is not reliable. Market value is generally determined on the basis of official closing prices or the last reported sales prices. The Portfolio will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. A foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO”) to be the primary exchange. If market value pricing is used, a foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close if the NYSE Close occurs before the end of trading on the foreign exchange.

Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended (the “Act”). As a general principle, the fair value of a security or other asset is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Pursuant to Rule 2a-5, the Board of Trustees has designated PIMCO as the valuation designee (“Valuation Designee”) for the Portfolio to perform the fair value determination relating to all Portfolio investments. PIMCO may carry out its designated responsibilities as Valuation Designee through various teams and committees. The Valuation Designee’s policies and procedures govern the Valuation Designee’s selection and application of methodologies for determining and calculating the fair value of portfolio investments. The Valuation Designee may value portfolio securities for which market quotations are not readily available and other Portfolio assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources (together, “Pricing Sources”).

Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Sources may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Sources. With respect to any portion of the Portfolio’s assets that are invested in one or more open-end management investment companies (other than ETFs), the Portfolio's NAV will be calculated based on the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value. Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Portfolio may determine the fair value of investments based on information provided by Pricing Sources, which may recommend fair value or adjustments with reference to other securities, indexes or assets. In considering whether fair valuation is required and in determining fair values, the Valuation Designee may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indexes) that occur after the close of the relevant market and before the NYSE Close. The Portfolio may utilize modeling tools provided by third-party vendors to determine fair values of foreign (non-U.S.) securities. For these purposes, unless otherwise determined by the Valuation Designee, any movement in the applicable reference index or instrument (“zero trigger”) between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Portfolio's portfolio investments being affected when shareholders are unable to buy or sell shares.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Sources. As a result, the value of such investments and, in turn, the NAV of the Portfolio's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Trust is not open for business. As a result, to the extent that the Portfolio holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Portfolio's next calculated NAV.

Fair valuation may require subjective determinations about the value of a security. While the Trust’s and Valuation Designee's policies and procedures are intended to result in a calculation of the Portfolio's NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values accurately reflect the price that the Portfolio could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Portfolio may differ from the value that would be realized if the securities were sold. The Portfolio's use of fair valuation may also help to deter “stale price arbitrage” as discussed under the " Frequent or Excessive Purchases, Exchanges and Redemptions " section in the Portfolio's prospectus.

Under certain circumstances, the per share NAV of a class of the Portfolio’s shares may be different from the per share NAV of another class of shares as a result of the different daily expense accruals applicable to each class of shares.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Portfolio would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2 or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2 and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices (unadjusted) in active markets or exchanges for identical assets and liabilities.

Notes to Financial Statements (Cont.)

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Valuation Designee that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Portfolio.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Portfolio's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy and, if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Portfolio.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1, Level 2 and Level 3 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1, Level 2 and Level 3 of the fair value hierarchy are as follows:

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Investments in registered open-end investment companies (other than ETFs) will be valued based upon the NAVs of such investments and are categorized as Level 1 of the fair value hierarchy. Investments in unregistered open-end investment companies will be calculated based upon the NAVs of such investments and are considered Level 1 provided that the NAVs are observable, calculated daily and are the value at which both purchases and sales will be conducted.

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities, non-U.S. bonds, and short-term debt instruments (such as commercial paper, time deposits, and certificates of deposit) are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Sources' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Sources that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Sources that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Valuation adjustments may be applied to certain exchange traded futures and options to account for market movement between the exchange settlement and the NYSE close. These securities are valued using quotes obtained from a quotation reporting system, established market makers or Pricing Sources. Financial derivatives using these valuation adjustments are categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indexes, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Sources (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indexes, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, reference rates and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Sources (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Sources using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate, LIBOR forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Notes to Financial Statements (Cont.)

Short-term debt instruments (such as commercial paper, time deposits and certificates of deposit) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Valuation Designee believes reflects fair value and are categorized as Level 3 of the fair value hierarchy.

2. FEDERAL INCOME TAX MATTERS

The Portfolio intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Portfolio may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Adviser has reviewed the Portfolio’s tax positions for all open tax years. As of March 31, 2025, the Portfolio has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Portfolio files U.S. federal, state and local tax returns as required. The Portfolio’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Shares of the Portfolio currently are sold to segregated asset accounts (“Separate Accounts”) of insurance companies that fund variable annuity contracts and variable life insurance policies (“Variable Contracts”). Please refer to the prospectus for the Separate Account and Variable Contract for information regarding Federal income tax treatment of distributions to the Separate Account.

3. INVESTMENTS IN AFFILIATES

The Portfolio may invest in the PIMCO Short Asset Portfolio and the PIMCO Short-Term Floating NAV Portfolio III (“Central Funds”) to the extent permitted by the Act, rules thereunder or exemptive relief therefrom. The Central Funds are registered investment companies created for use solely by the series of the Trust and other series of registered investment companies advised by the Adviser, in connection with their cash management activities. The main investments of the Central Funds are money market and short maturity fixed income instruments. The Central Funds may incur expenses related to their investment activities, but do not pay Investment Advisory Fees or Supervisory and Administrative Fees to the Adviser. The Central Funds are considered to be affiliated with the Portfolio. A copy of each affiliate fund’s shareholder report is available at the U.S. Securities and Exchange Commission (“SEC”) website at www.sec.gov, on the Portfolio’s website at www.pimco.com, or upon request, as applicable. The tables below show the Portfolio’s transactions in and earnings from investments in the affiliated funds for the period ended March 31, 2025 (amounts in thousands†):

Investment in PIMCO Short Asset Portfolio

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$160,904	$1,959	$0	$0	$(67)	$162,796	$1,981	$0

Investment in PIMCO Short-Term Floating NAV Portfolio III

Market Value 12/31/2024	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Market Value 03/31/2025	Dividend Income(1)	Realized Net Capital Gain Distributions(1)
$32,102	$257,613	$(239,800)	$(19)	$(7)	$49,889	$916	$0

† A zero balance may reflect actual amounts rounding to less than one thousand.

(1) The tax characterization of distributions is determined in accordance with Federal income tax regulations and may contain a return of capital. The actual tax characterization of distributions received is determined at the end of the fiscal year of the affiliated funds

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
AZD	Australia and New Zealand Banking Group	GLM	Goldman Sachs Bank USA	MYI	Morgan Stanley & Co. International PLC
BOA	Bank of America N.A.	GST	Goldman Sachs International	NGF	Nomura Global Financial Products, Inc.
BPS	BNP Paribas S.A.	IND	Crédit Agricole Corporate and Investment Bank S.A.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	JPM	JP Morgan Chase Bank N.A.	SAL	Citigroup Global Markets, Inc.

BSH	Banco Santander S.A. - New York Branch	JPS	J.P. Morgan Securities LLC	SCX	Standard Chartered Bank, London
CBK	Citibank N.A.	MBC	HSBC Bank Plc	SSB	State Street Bank and Trust Co.
DUB	Deutsche Bank AG	MSC	Morgan Stanley & Co. LLC.	UAG	UBS AG Stamford
FAR	Wells Fargo Bank National Association	MYC	Morgan Stanley Capital Services LLC

Currency Abbreviations:
AUD	Australian Dollar	ILS	Israeli Shekel	PLN	Polish Zloty
BRL	Brazilian Real	INR	Indian Rupee	SEK	Swedish Krona
CAD	Canadian Dollar	JPY	Japanese Yen	SGD	Singapore Dollar
CHF	Swiss Franc	KRW	South Korean Won	THB	Thai Baht
CNH	Chinese Renminbi (Offshore)	MXN	Mexican Peso	TRY	Turkish New Lira
DKK	Danish Krone	NOK	Norwegian Krone	TWD	Taiwanese Dollar
EUR	Euro	NZD	New Zealand Dollar	USD (or $)	United States Dollar
GBP	British Pound	PEN	Peruvian New Sol	ZAR	South African Rand
IDR	Indonesian Rupiah

Exchange Abbreviations:
CBOE	Chicago Board Options Exchange	OTC	Over the Counter

Index/Spread Abbreviations:
BOBL	Bundesobligation, the German word for federal government bond	EUR001M	1 Month EUR Swap Rate	SONIO	Sterling Overnight Interbank Average Rate
CAONREPO	Canadian Overnight Repo Rate Average	SOFR	Secured Overnight Financing Rate	US0003M	ICE 3-Month USD LIBOR
CDX.IG	Credit Derivatives Index - Investment Grade

Other Abbreviations:
ABS	Asset-Backed Security	CLO	Collateralized Loan Obligation	OIS	Overnight Index Swap
ALT	Alternate Loan Trust	CMBS	Collateralized Mortgage-Backed Security	TBA	To-Be-Announced
BBR	Bank Bill Rate	DAC	Designated Activity Company	TBD	To-Be-Determined
BBSW	Bank Bill Swap Reference Rate	EURIBOR	Euro Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BRL-CDI	Brazil Interbank Deposit Rate